Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Policy (the “Policy”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

Suite 1800

                              Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2017 Merrill Lynch Investor Choice Annuity® (IRA Series)

This Prospectus describes a flexible premium individual deferred variable annuity policy issued by Transamerica Advisors Life Insurance Company (“we” or “us”). The policy allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the policy for sale to new purchasers.

The policy must be issued as an IRA policy, Roth IRA policy, or SEP IRA policy or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this policy was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e. a tax sheltered annuity policy). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) policy. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) policy in an exchange for the 403(b) policy or custodial account of another provider. The policy itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this policy exist solely through qualified policies or accounts. If this policy is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the policy(including the annuity income and death benefits), before you purchase the policy in a tax-qualified plan.

The account value you accumulate under the policy will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this policy involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this policy may not be to your advantage.

When you purchase your policy, you must select one of four Classes of the policy, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the policy are:

▶ B Class	▶ L Class

▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar policy that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the policy for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

The subaccounts available under this policy invest in underlying funds of the Portfolio listed below:

SUBACCOUNT	PORTFOLIO
AB International Value Fund	AB International Value Fund
AB Discovery Value Fund	AB Discovery Value Fund
AB Value Fund	AB Value Fund
AllianzGI NFJ Dividend Value Fund	AllianzGI NFJ Dividend Value Fund
AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Capital Appreciation Fund
BlackRock Basic Value Fund, Inc. - Investor A Shares	BlackRock Basic Value Fund, Inc. - Investor A Shares
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
BlackRock Global Allocation Fund, Inc. - Investor A Shares	BlackRock Global Allocation Fund, Inc. - Investor A Shares
BlackRock Global Opportunities Portfolio	BlackRock Global Opportunities Portfolio
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio
BlackRock International Fund	BlackRock International Fund
BlackRock Large Cap Core Fund	BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund	BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund	BlackRock Large Cap Value Fund
BlackRock S&P 500 Index Fund	BlackRock S&P 500 Index Fund
BlackRock Total Return Fund	BlackRock Total Return Fund
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio
BlackRock Value Opportunities Fund, Inc. - Investor A Shares	BlackRock Value Opportunities Fund, Inc. - Investor A Shares
Columbia Acorn International	Columbia Acorn International
Columbia Acorn USA	Columbia Acorn USA
Columbia Large Cap Growth Fund III	Columbia Large Cap Growth Fund III
Columbia Mid Cap Growth Fund	Columbia Mid Cap Growth Fund
Davis New York Venture Fund, Inc. - Class A Shares	Davis New York Venture Fund, Inc. - Class A Shares
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Eaton Vance Floating-Rate Fund	Eaton Vance Floating-Rate Fund

SUBACCOUNT	PORTFOLIO
Eaton Vance Large-Cap Value Fund	Eaton Vance Large-Cap Value Fund
Federated Equity Income Fund, Inc. – Class A Shares	Federated Equity Income Fund, Inc. – Class A Shares
Federated Kaufmann Fund	Federated Kaufmann Fund
Invesco Comstock Fund	Invesco Comstock Fund
Invesco Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Value Opportunities Fund	Invesco Value Opportunities Fund
JPMorgan Multi-Cap Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Growth Fund
Janus Enterprise Fund	Janus Enterprise Fund
Janus Forty Fund	Janus Forty Fund
Lord Abbett Affiliated Fund, Inc. - Class A Shares	Lord Abbett Affiliated Fund, Inc. - Class A Shares
Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares	Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares
Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares	Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares
Oppenheimer Capital Appreciation Fund - Class A Shares	Oppenheimer Capital Appreciation Fund - Class A Shares
Oppenheimer Main Street Fund®	Oppenheimer Main Street Fund®
Oppenheimer Main Street Mid Cap Fund® - Class A Shares	Oppenheimer Main Street Mid Cap Fund® - Class A Shares
PIMCO CommodityRealReturn Strategy Fund®	PIMCO CommodityRealReturn Strategy Fund®
PIMCO Low Duration Fund	PIMCO Low Duration Fund
PIMCO Real Return Fund	PIMCO Real Return Fund
PIMCO Total Return Fund	PIMCO Total Return Fund
Pioneer Emerging Markets Fund - Class A Shares	Pioneer Emerging Markets Fund - Class A Shares
Pioneer Fund - Class A Shares	Pioneer Fund - Class A Shares
Pioneer High Yield Fund - Class A Shares	Pioneer High Yield Fund - Class A Shares
Pioneer Real Estate Shares Fund - Class A Shares	Pioneer Real Estate Shares Fund - Class A Shares
Pioneer Select Mid Cap Growth Fund - Class A Shares	Pioneer Select Mid Cap Growth Fund - Class A Shares
Ready Assets Government Liquidity Fund	Ready Assets Government Liquidity Fund
TA Dividend Focused	Transamerica Dividend Focused
TA Flexible Income	Transamerica Flexible Income
TA Multi-Cap Growth	Transamerica Multi-Cap Growth
TA Small/Mid Cap Value	Transamerica Small/Mid Cap Value
TA US Growth	Transamerica US Growth VP
Templeton Foreign Fund	Templeton Foreign Fund
Templeton Growth Fund, Inc	Templeton Growth Fund, Inc

For a more detailed list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. More detailed information concerning the Funds available through this policy and their investment objectives, strategies, policies, risks, and expenses is contained in each Fund’s prospectus. Each year while you own the policy, we will send you the current Fund prospectuses or summary prospectuses.

You may also obtain a prospectus for any of the Funds by contacting our Service Center. In addition, if you receive a summary prospectus for a Fund, you may obtain a full statutory prospectus by referring to the contact information for the Fund company on the cover page of the summary prospectus. Please read the current prospectus or summary prospectus for each of the Funds carefully before investing and retain them for future reference.

The Funds available under this policy are also available for direct purchase by the general public outside of an annuity or life insurance policy. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay policy or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional policy and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the policy. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Certain features and benefits described in this Prospectus may vary in your state; all policy classes, features, and benefits may not be available in all states. Please see Appendix J “State policy availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

To learn more about the policy, you may want to read the Statement of Additional Information dated May 1, 2017 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these policies or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and are receiving this Prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features, and charges of the policy may vary over time (and as noted above, may vary depending on your state), and generally you may not change your policy or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your policy, see Appendix J, and/or note policy variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (usually 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the policy.

•	Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRA and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA policy is a specific type of IRA.

•	joint annuitant: The policy does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the policy or the rider.

•	maturity date: The latest possible annuity date.

•	monthaversary: The policy date and the same calendar day of each successive month during the accumulation period. If the policy date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified policy: A policy issued in connection with a retirement arrangement other than a qualified policy or an arrangement described in the IRC.

•	policy anniversary: An anniversary of the policy date.

•	policy date: The effective date of the policy. This is usually the business day we receive your initial premium at our Service Center.

•	policy value: The total value of your interest in the policy as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class policies), less uncollected charges.

•	policy year: A one year period starting on the policy date and on each policy anniversary thereafter.

•	qualified policy: A policy issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the policy date. If the policy date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.

•	service center: Where you send correspondence, inquiries and transaction requests. You may policy the Service Center by mail at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by phone at (800) 535-5549.

•	surrender value: The amount available upon surrender of the policy. It is equal to the policy value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A policy issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes	0% - 3.5%
Surrender Charge

Complete Years Elapsed Since Payment of Each Premium	As a% of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

	Maximum	Current
Transfer Fee[1]	$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your policy.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge (if you purchased your policy on or after June 23, 2008)†	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge (if you purchased your policy prior to June 23, 2008)	1.25%	1.45%	1.60%	1.65%

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to policies purchased in that state until approval is obtained.

	Maximum	Current
Other Charges
Annual policy Fee[2]	$75	$50

[1]	Currently we are not charging for transfers, but reserve the right to do so.

[2]	The policy fee will be assessed per policy annually on each policy anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

	Maximum	Current
Annual Charge for Optional Riders[3]
Return of Premium GMDB (standard)[4]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%
Maximum Anniversary Value GMDB[4]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard Version)[4]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%
ADB[8]	0.50%	0.25%
GMIB[9]	0.90%	0.50%

GMIB EXTRA
For policies purchased on or after June 23, 2008[10]	1.20%	0.75%
For policies purchased prior to June 23, 2008[10]	1.20%	0.65%

GMWB Single Life
For policies purchased on or after June 23, 2008[11]	1.25%	0.65%
For policies purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit[11]	1.55%	0.80%
For policies purchased prior to June 23, 2008[11]	1.25%	0.60%

GMWB Joint Life

For policies purchased on or after June 23, 2008[11]	1.50%	0.85%
For policies purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit[11]	2.00%	1.15%
For policies purchased prior to June 23, 2008[11]	1.50%	0.75%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the policy. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year* before any policy waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the policy. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.36%	2.87%

[3]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[5]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your policy on or after January 12, 2007). For more information, see “Death Benefit.”

[6]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]	The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your policy on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the policy annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”

[11]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[12]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Most Recently Ended Fiscal Years

This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2016	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds® EuroPacific Growth Fund®, Columbia Large Cap Growth Fund V, PIMCO CommodityRealReturn® Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund
June 30, 2016	BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Fund, BlackRock Low Duration Bond Portfolio, AMG Managers Cadence Capital Appreciation Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ Mid-Cap Value Fund, Delaware Smid Cap Growth Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Mid Cap Fund®
July 31, 2016	American Funds® The Income Fund of America ®, Davis New York Venture Fund, Inc., Janus Forty Fund, Janus Enterprise Fund
August 31, 2016	BlackRock Capital Appreciation Fund, Inc., BlackRock Global Opportunities Portfolio, American Funds® The Growth Fund of America ®, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.
September 30, 2016	BlackRock Total Return Fund, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio
October 31, 2016	BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Equity Income Fund, Inc, Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, TA Flexible Income, TA US Growth, TA Dividend Focused, TA Multi-Cap Growth, TA Small/Mid Cap Value
November 30, 2016	AB Discovery Value Fund, AB International Value Fund, AB Value Fund, Fidelity® Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Select Mid Cap Growth Fund
December 31, 2016	BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Index Fund, Ready Assets Government Liquidity Fund, Invesco Value Opportunities Fund, Invesco Mid Cap Core Equity Fund, American Funds® The Bond Fund of America SM, American Funds® The Investment Company of America®, Cohen & Steers Real Estate Securities Fund, Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid Cap Stock Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund, Columbia Mid Cap Growth Fund, Invesco Comstock Fund

Examples

These Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual policy Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit) and Annual Fund Operating Expenses. These costs reflect the most expensive combination of policy charges. These Examples assume the policy was purchased on or after June 23, 2008. If you elected fewer or a different combination of policy features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1248	$2311	$3386	$6308
(b)	$1009	$1612	$2251	$4239

(2) If you annuitize or remain invested in the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$618	$1861	$3116	$6308
(b)	$370	$1143	$1963	$4239

Example 2. This Example assumes that you invest $10,000 in an L Class policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1178	$2276	$3201	$6447
(b)	$936	$1574	$2059	$4425

(2) If you annuitize or remain invested in the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$638	$1916	$3201	$6447
(b)	$389	$1201	$2059	$4425

Example 3. This Example assumes that you invest $10,000 in a C Class policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$832	$1957	$3265	$6551
(b)	$587	$1246	$2133	$4565

(2) If you annuitize or remain invested in the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$652	$1957	$3265	$6551
(b)	$405	$1246	$2133	$4565

Example 4. This Example assumes that you invest $10,000 in an XC Class policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1377	$2600	$3826	$6584
(b)	$1137	$1908	$2720	$4609

(2) If you annuitize or remain invested in the policy at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$657	$1970	$3286	$6584
(b)	$409	$1261	$2157	$4609

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Policy

This summary provides only a brief overview of the more important features of the policy. You may obtain more detailed information about the policy later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Policy in General

•	General. This annuity is a policy between you (the policy owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The policy must be issued as an IRA policy, Roth IRA policy, or SEP IRA policy or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this policy was permitted to be issued as a tax sheltered annuity policy. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) policy. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) policy in an exchange for the 403(b) policy or custodial account of another provider. Federal law limits maximum annual contributions to Qualified policies.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any policy transactions (such as transfers and partial withdrawals) on your account value.

The policy itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this policy exist solely through the qualified policy or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the policy (including the annuity income and death benefits), before you purchase the policy in a tax-qualified plan.

•	Accumulation and Annuity Periods. Like all deferred annuities, the policy has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the policy. The annuity period begins once you start receiving regular annuity payments from the policy. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

•	Death Benefit. The policy also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

•	Retirement Savings Vehicle. The policy is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the policy prematurely, you may incur substantial charges. In addition, any money you take out of the policy may be subject to tax, and if taken before age 59 1⁄2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the policy.

•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by policy fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	State Variations. As noted, policies issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix J for state variations.

•	Controlling Documents. This Prospectus provides a general description of the policies. Your actual policy and any riders or endorsements are the controlling documents. If you would like to review a copy of the policy or any riders or endorsements, contact our Service Center.

•	Other Policies We Issue. We offer other variable annuity policies that are available in different markets and have different fund selections. To obtain more information about these policies, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of policies, see “Other Information – Selling the Policy.”

The Classes

•	The policy allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the policy:

➣	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

➣	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

➣	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

➣

XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount. The Internal Revenue Code generally requires that interest in a qualified policy be non-forfeitable, and it is unclear whether the bonus amount is consistent with these requirements. Consult a tax advisor before purchasing the XC Class as a qualified policy.

Premiums

•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

The policy must be issued as an IRA policy, Roth IRA policy, or SEP IRA policy or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this policy was permitted to be issued as a tax sheltered annuity policy. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) policy. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) policy in an exchange for the 403(b) policy or custodial account of another provider. Federal law limits maximum annual contributions to the policy. For IRA policies, Roth IRA policies, SEP IRA policies, or tax sheltered annuity policies, we accept the following as initial premiums:

➣	rollover contributions from certain qualified plans governmental, 457(b) plans, and IRAs (Roth IRAs for Roth IRA policies);

➣	amounts transferred from another IRA; and

➣	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The policy owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The policy owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

•	Contributions. For calendar years after 2008 you may contribute up to $5,000 (indexed for inflation) to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. This maximum contribution limit is increased by $1,000 if you will be age 50 or older. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

•	Maximum Premium. We may refuse to issue a policy or accept additional premiums if the total premiums paid under all variable annuity policies issued by us or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1⁄2.

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the policy, we will place your premium(s) into the Ready Assets Government Liquidity Fund Subaccount for the first 14 days following the policy date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Government Liquidity Fund Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for policies issued after a specified date. We will not provide this guarantee to policy owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the Ready Assets Government Liquidity Fund Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the policy, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for policies issued in California, for policy owners who are 60 years of age or older, we will put all premiums in the Ready Assets Government Liquidity Fund Subaccount for the first 35 days following the policy date, unless the policy owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to policies issued in California for policy owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Government Liquidity Fund Subaccount.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per policy year without charge. You may make more than twelve transfers among available subaccounts during a policy year, but we may charge $25 per extra transfer (guaranteed not to exceed $30). Currently, we do not charge a transfer fee, but reserve the right to do so. See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the policy. You cannot use more than one such program at a time.

➣	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➣	Second, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

•	Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your policy and receive its surrender value.

•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the policy in a policy year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the policy year), less any prior withdrawals during that policy year; and (b) the gain in the policy plus premiums remaining in the policy that are no longer subject to a surrender charge. The gain in the policy equals the excess, if any, of the policy value just prior to the withdrawal over total premiums paid into the policy less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1⁄2. Withdrawals from tax sheltered annuities are restricted.

Death Benefits

•	Standard Death Benefit. The policy provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending on the age of the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the policy date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirement specified for the GMDB option you choose:

➣	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)

➣	Maximum Anniversary Value

➣	Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your policy on or after June 23, 2008 and you elect the GMIB EXTRA)

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

•	Additional Death Benefit. Policy owners may elect the Additional Death Benefit (“ADB”) for an additional charge if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) is not over age 75 on the policy date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the policy.

You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Tax Information”).

Also, any death benefit applicable under a GMDB and/or ADB during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	For policies purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first policy anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series policies, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 95th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1⁄2. Details about the annuity options available under the policy can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Tax Information”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the policy date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your policy prior to June 23, 2008) on the policy date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All guaranteed benefit riders under the policy terminate when annuity payments begin or on the maturity date. The only benefits that remain include the guarantees provided under the terms of the annuity option.

Fees and Charges

•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your policy. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Policy Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000, we currently impose a $50 policy fee on each policy anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these policies. This policy fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

•	Transfer Fee. You may make up to twelve transfers among subaccounts per policy year without charge. If you make more than twelve, we may charge you $25 (guaranteed not to exceed $30) for each extra transfer. Currently we do not charge a transfer fee, but reserve the right to do so. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per policy year without charge.

•	Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

•	Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the policy fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the policy under “Charges, Deductions, and Credits.”

Right to Review (“Free Look”)

•	When you receive the policy, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the policy, you may return it for a refund. The policy will then be deemed void. Some states allow a longer period of time to return the policy, particularly if the policy is replacing another policy.

•	To receive a refund, return the policy along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends on your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the policy, while others permit us to return the account value less any bonus amounts as of the date we receive your returned policy.

Replacement of Policies

•	It is advisable to always carefully consider the purchase of a policy as a replacement for an existing annuity policy or life insurance policy. You should replace an existing policy only when you determine that the policy is better for you. You may have to pay a surrender charge on your existing policy, and the new policy may impose a new surrender charge period. Before you buy a policy, ask your Financial Advisor if purchasing a policy will be advantageous, given the policy’s features, benefits, and charges compared to your existing policy. Because we will not issue the policy until we have received the initial premium from your existing insurance company, the issuance of the policy may be delayed.

Transamerica Advisors Life Insurance Company and the Separate Account

Transamerica Advisors Life Insurance Company

Transamerica Advisors Life Insurance Company was incorporated under the laws of the State of Washington on January 27, 1986. It was re-domesticated to the State of Arkansas on August 30, 1991. It is engaged in the sale of life insurance and annuity products. On December 28, 2007, the Company became an indirect wholly owned subsidiary of Aegon USA, Inc., now Aegon USA, LLC (“Aegon USA”). On December 31, 2015, Aegon USA merged into Transamerica Corporation and is a wholly-owned direct subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of the Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, the Company was known as Merrill Lynch Life Insurance Company. The Company was formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange.

The Separate Account

The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	•	Obligations to policy owners and beneficiaries that arise under the policy are our obligations.
	•	We own all of the assets in the Separate Account.
	•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
	•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
	•	If the Separate Account’s assets exceed the required reserves and other policy liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
	•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	•	Subaccounts may be added or closed in the future.

Performance of Similar Funds	•	All of the underlying mutual funds offered through this Separate Account are available to the general public.
	•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
	•	Certain Funds available through the policy have names similar to funds not available through the policy. The performance of a fund not available through the policy does not indicate performance of a similarly named Fund available through the policy. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Transamerica Advisors Life Insurance Company of New York (an indirect wholly owned subsidiary of Aegon USA), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a policy for all policy owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The Funds available under the policy are listed in Appendix A.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.00% to 0.35% of the average daily assets of the Funds attributable to the policy and to certain other variable insurance policies that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the policy and to certain other variable insurance policies that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the policy and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Policy owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the policy and to certain other variable insurance policies that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.70% annually.

The combined percentages we receive with regard to each Fund currently range from 0.00% to 0.70%.

Furthermore, our parent, Aegon USA, receives indirect compensation on assets invested in Aegon USA’s proprietary Funds (the Transamerica Funds) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Aegon USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Other Information – Selling the Policy” in this prospectus.

Selection of Underlying Funds

We select the underlying funds offered through this policy based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from policy owners.

You are responsible for choosing the subaccounts and the amounts allocated to each subaccount that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund. You bear the risk of any decline in the account value of your policy resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the policy. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the policy.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the policy. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the policies or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of policies. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of policies, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Policy

As we describe the policy, we will often use the word “you.” In this context “you” means “policy owner.”

Ownership of the Policy

The policy owner is entitled to exercise all rights under the policy. For IRA policies, Roth IRA policies, SEP IRA policies, or tax sheltered annuity policies, the policy owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the policy as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”

For policies purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the policy owner will be the account, the annuitant must generally be the account owner, and the account must be the beneficiary.

Federal tax law does not permit a change of ownership of a qualified policy. We are not responsible for the tax consequences of any change in ownership. The policy may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. If certain qualified policies are assigned, pledged or transferred, such policy may lose its status as a qualified policy.

Issuing the Policy

Issue Age. For IRA policies, Roth IRA policies, or SEP IRA policies, the policy owner and annuitant generally must be under 70 1⁄2 years old when we issue the policy, unless certain exceptions are met. For policies purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the policy.

•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the policy.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your policy on or after June 23, 2008) when we issue the policy.

•	If you elected a GMWB, no annuitant can be younger than age 60 (if you purchased your policy prior to January 11, 2008) or age 55 (if you purchased your policy on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elected the GMWB rider (there is no minimum age requirement if you purchased your policy on or after June 23, 2008).

Information We Need To Issue The Policy. Before we issue the policy, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the policy is being issued to replace, or in exchange for, another annuity or life insurance policy. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a policy. Generally, we’ll issue the policy and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no policy will be issued.

Right to Review (“Free Look”)

When you receive the policy, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the policy, you may return it for a refund. The policy will then be deemed void. Some states allow a longer period of time to return the policy, particularly if the policy is replacing another policy.

To receive a refund, return the policy along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the policy, we will refund the greater of all premium(s) paid into the policy less any withdrawals or the account value less any bonus amounts as of the date we receive your returned policy. If your state permits us to return the account value in the event you exercise your right to cancel the policy, we’ll refund the account value less any bonus amounts as of the date we receive your returned policy. For policies issued in California to policy owners who are 60 years of age or older and who directed us to invest the premiums immediately in a subaccount(s) other than the Ready Assets Government Liquidity Fund Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned policy.

Classes

The policy allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the policy:

➣	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

➣	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

➣	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

➣	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your policy prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your policy on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the policy date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class policies.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued policies and to subsequent premium payments for existing policies.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class policies issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the policy during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your policy (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the policy within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if the policy owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse is eligible and elects to continue the policy, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the policy, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the policy immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix B.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the policy. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Policy Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the policy is most appropriate for you.

Premiums

Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 85. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity policies issued by us or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1⁄2; however, if the policy is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the policy but not the Account. Restrictions on your subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)

The policy must be issued as an IRA policy, Roth IRA policy, or SEP IRA policy, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this policy was permitted to be issued as a tax sheltered annuity policy. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) policy. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) policy in an exchange for the 403(b) policy or custodial account of another provider. Federal law limits maximum annual contributions to the policy. For IRA policies, Roth IRA policies, or SEP IRA Policies, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;
•	amounts transferred from another IRA; and
•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The policy owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The policy owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

How to Make Payments. You must either make premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the policy, we will place your premium(s) into the Ready Assets Government Liquidity Fund Subaccount for the first 14 days following the policy date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Government Liquidity Fund Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to policy owners, in states where we return account value, who elect to put their premiums into the Ready Assets Government Liquidity Fund Subaccount. We reserve the right to discontinue providing this guarantee for policies issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the policy, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for policies issued in California, for policy owners who are 60 years of age or older, we will put all premiums in the Ready Assets Government Liquidity Fund Subaccount for the first 35 days following the policy date, unless this policy owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to policies issued in California for policy owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Government Liquidity Fund Subaccount.

Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Captital Appreciation Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Capital Appreciation Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Policy Transactions Priced?

• We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•   Transactions are priced, which means that accumulation units in your policy are purchased (added to your policy) or redeemed (taken out of your policy), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

• For premium payments, bonus amounts under an XC Class policy, and transfers into a subaccount accumulation units are purchased.

•   For payment of policy proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any policy fee, any surrender charge, any recapture of bonus amounts (for an XC Class policy), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•   To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable, practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•   We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class policy, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•   Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the policy proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any policy fee, any surrender charge, any recapture of bonus amounts (for an XC Class policy), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

• The number of subaccount accumulation units for a policy will therefore increase or decrease as these transactions are made.

•   The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per policy year without charge. You can make additional transfers among subaccounts during the policy year, but we may charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed in the Ready Assets Government Liquidity Fund Subaccount for the first 14 days following the policy date (35 days in California, if the premium(s) is required to be allocated to the Ready Assets Government Liquidity Fund Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per policy year without charge we currently do not charge for transfers, but reserve the right to do so. (See “Dollar Cost Averaging Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

●	impose redemption fees on transfers; or
●	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
●	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions

If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.

One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.

For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios’ current prospectuses.

Dollar Cost Averaging Program

What Is It? The policy offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the policy date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.

If you choose the Rebalancing Program, or if you elected either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Ready Assets Government Liquidity Fund Subaccount) after the policy date or the date we receive notice of your DCA election at our Service Center.

We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the policy each policy year.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the policy date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the policy each policy year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the policy. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class policies, bonus amounts may be recaptured. (See “Features and Benefits of the policy – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the policy year); less any prior withdrawals during that policy year; and
(b) = the gain in the policy plus premiums remaining in the policy that are no longer subject to a surrender charge.

The gain in the Policy is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the policy less prior withdrawals of premiums, and (b) = the policy value just prior to the withdrawal.

Any amount previously withdrawn from the policy during that policy year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any policy year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals may be subject to tax and prior to age 59 1⁄2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity policies are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity policy comply with applicable tax requirements before we process your request. (See “Tax Information.”)

Example.  Assume that you paid an initial premium of $100,000 for a Class B policy. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the policy year), less any prior withdrawals during that policy year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts. The minimum amount that may be withdrawn is $40. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program? The policy offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the policy date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the policy in the same policy year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your policy reaches the annuity date.

Program Amounts. Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any policy year to:

•	10% of each premium paid into the policy (but not more than the remaining premium in the policy) that is subject to surrender charge, plus

•	100% of the remaining premiums in the policy that are no longer subject to a surrender charge, less

•	any prior withdrawals from the policy in that policy year.

Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount, or a percentage of the GMIB EXTRA Roll-Up Base. Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”

Surrenders

At any time before the annuity date you may surrender the policy through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the policy must be in writing.
	•	The policy (or an affidavit of a lost policy) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value minus any surrender charge (which varies according to the Class of the policy), minus any recaptured bonus amount (for XC Class policies), minus any applicable policy fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)
Surrenders	•	Surrenders may be subject to tax and, if made prior to age 59 1⁄2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1⁄2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity policy comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

●	Any surrenders over $250,000 unless it is a custodial annuity;

●	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
●	Any electronic fund transfer instruction changes on or within 15 days of an address change;
●	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that policy owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
●	Any surrender when the Company does not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
●	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she, if eligible, may instead elect to continue the policy. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit. The policy provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class policies, any bonus amount subject to recapture), on the death of the owner. (See “Features and Benefits of the policy – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options. For an additional charge, you may elect one of the GMDB options available under the policy subject to the following age restrictions.

Your Age (or the Age of the Annuitant, if the Owner is a IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the Policy Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	• Standard Return of Premium GMDB • Return of Premium GMDB (GMWB version)
Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your policy prior to June 23, 2008)
Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your policy on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB under the B Class, L Class, or C Class policies, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class policy, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the policy – Bonus Payment and Recapture” for more information on bonus recapture.) If a policy owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the policy date, the GMDB Base is zero and no GMDB will be payable.

The GMDB options are:

•	Return of Premium GMDB (standard)
•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*
•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*
•	Maximum Anniversary Value GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit policy owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the policy, upon death (unless the policy is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the policy otherwise terminates. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB rider reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).

GMDB Base – Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the policy less • “adjusted” withdrawals from the policy.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

• the premiums paid into the policy less • “adjusted” withdrawals from the policy.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a policy year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the policy year causes total withdrawals during the policy year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

(a) = GMDB Base

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

*	Only available to policy owners who purchased the policy on or after January 12, 2007.
**	Only available to policy owners who purchased the policy on or after June 23, 2008.

If you notify us in writing and we determine the Required Minimum Distribution (“RMD”) for your policy is greater than 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of the policy year, then the adjustment factor is 1.0 for such withdrawal provided the total number of withdrawals from any subaccounts, during the policy year, including the amount of the requested withdrawal, does not exceed the RMD for your policy. See “Required Minimum Distributions” later in this Prospectus.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

•	The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the policy year causes total withdrawals during the policy year to exceed the dollar-for-dollar limit, will the GMDB Base then equal the current GMDB Base reduced pro rata.

•	If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current policy value, if lower.

•	The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the policy reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions (see “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA”).

•	The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

•	If you must take Required Minimum Distributions from your policy, please see “Required Minimum Distributions,” under “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.

GMDB Base – Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any policy year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that policy year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).

If a permissible annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current policy value, if lower.

Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:

•	The Return of Premium GMDB (GMWB Version) is only available if you purchased your policy on or after January 12, 2007.

•	The GMDB Base is reduced dollar-for-dollar for withdrawals in any policy year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•	If a withdrawal causes total withdrawals for that policy year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the policy value on the policy date or on a policy anniversary increased by premium payments and decreased by “adjusted” withdrawals since the policy date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the policy date and for each policy anniversary thereafter through the earlier of the policy anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix C.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.

GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the Ready Assets Government Liquidity Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:

•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the policy date at an annual rate of 5% (3% for policies issued in Washington), plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the policy date, with interest compounded daily from the policy anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for policies issued in Washington), less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the policy anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for policies issued in Washington).

The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the policy year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for policies issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the policy year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for policies issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the policy year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the policy date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the policy date, with interest compounded daily from the policy anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the policy anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the policy year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the policy year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the policy year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which the interest will accrue for purposes of calculating the GMDB Roll-Up Base A or GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th policy anniversary;

2.	The policy anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 80th birthday;

3.	The date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix E.

GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** (The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, the owner must be the annuitant and only spouses may be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:

•	The GMDB Maximum Anniversary Value Base; or

•	The GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:

•	We will calculate an anniversary value on the policy date and for each policy anniversary thereafter through the earlier of the policy anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 85th birthday or the anniversary on or prior to the annuitant’s date of death.

The GMDB Roll-Up Base is equal to:

•	the initial premium (all premiums prior to the first quarter anniversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the policy date at an annual rate of 6%; plus

•	subsequent premiums received after the policy date, with interest compounded daily from the policy anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the policy anniversary on or following each withdrawal at an annual rate of 6%.

**	Only available to policy owners who purchased the policy on or after June 23, 2008.

“Adjusted” withdrawals: If the total of all withdrawals during the policy year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the policy year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals including the requested withdrawal is greater than 6% times the GMDB Roll-Up Base as of the beginning of the policy year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base and

(b) = the account value in all subaccounts

Both (a) and (b) are calculated immediately prior to the withdrawal.

•	The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the policy anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday; and (2) the date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each policy anniversary up to and including the policy anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each policy anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th policy anniversary or (b) the policy anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at any time by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA”.

Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the policy year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a policy year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the policy year divided by the number of remaining systematic withdrawals in the policy year. In the following policy year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that policy year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the policy year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the policy year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the policy reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”

GMDB Limitation. If a policy owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the policy date, the GMDB Base is zero and no GMDB will be payable.

GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Additional Death Benefit

You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the policy, is subject to federal income taxes. You cannot elect the ADB if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 76 or older on the policy date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the policy, upon death (unless the policy is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the policy otherwise terminates.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

The ADB effective date is the policy date unless an eligible spousal beneficiary continues the policy under the Spousal Beneficiary Continuation Option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your policy since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your policy, they will reduce the value of the ADB. It is possible that the ADB may not have any value.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) at our Service Center. Any ADB will increase the death benefit otherwise payable under the policy. If the policy has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain: Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If the owner (or annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the policy;

(b) = prior withdrawals in excess of the ADB Gain after the policy date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap: ADB premiums less any premiums paid within six months prior to the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB Limitation. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies within 90 days of the ADB effective date, we will not pay the ADB.

ADB Charge. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix F.

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the policy under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	•	Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
	•	Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or
	•	Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death.

In addition, for multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. (See “Other Information - Abandoned or Unclaimed Property.)

If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Tax Information.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse, if eligible, may elect to continue the policy. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the policy date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the policy under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the policy or the date the spousal beneficiary continuation option is automatically applied.

Your spouse becomes the policy owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued policy to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase.

If the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

If the owner is an individual retirement account within the meaning of IRC sections 408 or 408A, if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account. In those circumstances, the policy will continue after the annuitant’s death and the annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provision of the policy.

The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	•	Maximum Anniversary Value GMDB

	•	Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)

	•	ADB

Over age 80	•	Return of Premium GMDB (standard)

	•	Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	•	Return of Premium GMDB (GMIB version) (if you purchased your policy prior to June 23, 2008)

Under age 45 or over age 75	•	Return of Premium GMDB (GMIB version) (if you purchased your policy on or after June 23, 2008)

	•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If the ADB continues, we will make the following adjustments to the ADB:

•	The ADB effective date will be reset to spousal continuation date.

•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)

•	The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the policy date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your policy prior to June 23, 2008) on the policy date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your policy prior to January 11, 2008) or 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your policy on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit — Spousal Continuation,” later in this Prospectus.)

Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity policy, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.

Payments to Policy Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the Ready Assets Government Liquidity Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Ready Assets Government Liquidity Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Policy Changes

Changes to the Policy	•

Requests to change the beneficiary or annuity date of a policy (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

	•	We are not responsible for the validity of such a request.
	•	Only our President, Vice President, Secretary, or Assistant Secretary may change this policy. No one else has authority to modify or waive any provision of the policy.
	•	Any change must be in writing, signed, and received at our Service Center.
	•	At any time, we may make such changes to the policy, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
	•	We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first policy anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all policies, the annuity date must be at least twelve months after the policy date.

Keep in mind that you may need to take distributions or annuitize at age 70 1⁄2 to meet Federal Required Minimum Distributions under a policy. Until the annuity date, the account value will fluctuate. Generally, the annuity date for IRA policies, Roth IRA policies, SEP IRA policies, and tax sheltered annuities is when the owner/annuitant reaches age 70 1⁄2. However, we will not require IRA policies, Roth IRA policies, SEP IRA policies, and tax sheltered annuity policies to annuitize at age 70 1⁄2 if distributions from the policy are not necessary to meet Federal Required Minimum Distributions.

Policy owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA policy owners, Roth IRA policy owners, SEP IRA policy owners, and tax sheltered annuity policy owners to comply with the IRC or regulations under it. Although we currently do not permit partial annuitization, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your policy does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable policy fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.

Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates. Generally, the policy provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA policy uses unisex annuity purchase rates.

Employers and employee organizations considering purchase of the policy should consult with their legal advisor to determine whether purchasing a policy containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such policy owners policies containing unisex payout rates.

Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the policy are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the policy. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

Death of Owner During the Annuity Period. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.

Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount

We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period

We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity

This annuity option is available only to IRA policy owners, Roth IRA policy owners, and SEP IRA policy owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Guaranteed Minimum Income Benefit Riders

The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA**( are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider). For a comparison of the significant differences between the two benefit riders, see Appendix K. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

**	If you purchased your policy prior to January 12, 2007, the GMIB EXTRA is not available to you.

Guaranteed Minimum Income Benefit

General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the policy date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect any GMWB option or the GMIB EXTRA rider.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

For an example of the GMIB, please see Appendix F.

Because of the 10-year waiting period, you should not purchase the GMIB rider if you are over age 60 at issue and may need to annuitize the policy at age 70 1⁄2 to meet Required Minimum Distributions for IRAs, SEP IRAs, and tax sheltered annuities.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the policy date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the policy or GMIB rider), expiration of the last exercise period, death, or termination of the policy. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the policy date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the policy under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the policy date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix J.

Important Information About the GMIB Rider:
• We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.
• There is a 10-year waiting period before you can annuitize under the GMIB rider.
• You must elect the GMIB rider at issue.
• Once you elect the GMIB rider, you cannot cancel it.
• You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the policy date.

•   If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the policy value on the policy date and on each policy anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the policy date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMIB MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the policy date and on each policy anniversary thereafter through the earlier of the policy anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the policy date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Ready Assets Government Liquidity Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

For policy owners who purchased the policy on or after January 12, 2007:

GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:

•	the initial premium on the policy date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the policy date at an annual rate of 5%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the policy anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the policy anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

For policy owners who purchased the policy prior to January 12, 2007:

The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the policy anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals:  If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the policy year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the policy year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the policy year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

For policy owners who purchased the policy on or after January 12, 2007:

GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:

•	the initial premium on the policy date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the policy date at an annual rate of 3% plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the policy anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the policy anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

For policy owners who purchased the policy prior to January 12, 2007:

The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the policy anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the policy year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the policy year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the policy year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th policy anniversary;

2.	The policy anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the policy date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For policy owners who purchased the policy on or after April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require policy owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require policy owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your policy, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Please note: The changes described in the preceding two paragraphs do not apply to policies issued in Florida, New Jersey, Oregon, or Texas.

For policy owners who purchased the policy prior to April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require policy owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require policy owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your policy, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th policy anniversary. After the waiting period, you may only exercise the GMIB on a policy anniversary or within the 30 days immediately following that policy anniversary. The last timeframe within which you can exercise the GMIB begins at the policy anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the policy date.

If you annuitize your policy at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB is not available. For example, you cannot exercise the rider if you annuitize your policy twelve and one half years after you purchase the policy or seven years after you purchase the policy. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the policy date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the policy date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate. The policy does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the policy or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix F.

Guaranteed Minimum Income Benefit EXTRA*

General. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your policy is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the policy date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Because of the 10-year waiting period, you should not purchase the GMIB EXTRA rider if you are over age 60 at issue and may need to annuitize the policy at age 70 1⁄2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Please note that while the GMIB and GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

*	If you purchased your policy prior to January 12, 2007, the GMIB EXTRA is not available to you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your policy on or after June 23, 2008) on the policy date. Only spouses may be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable– that is, you may not cancel the GMIB EXTRA rider once you elect it. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the policy or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the policy. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the policy under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your policy on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix J. Depending on when you purchased your policy, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

Important Information About the GMIB EXTRA Rider:

•   We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•   There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a policy anniversary, a new 10-year waiting period begins.)

•   You must elect the GMIB EXTRA rider at policy issue.

•   Once you elect the GMIB EXTRA rider, you cannot cancel it.

•   You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your policy on or after June 23, 2008).

•   If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

How We Determine The Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and GMIB EXTRA and may differ depending on when you purchased your policy. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.

GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the policy value on the policy date and on each policy anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the policy date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a)/(b) where:

(a) = GMIB EXTRA MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

•	the policy anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise your GMIB EXTRA.

Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the policy date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:

•	the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the policy date with interest compounded daily from the policy date at an annual rate of 5% (6% if you purchased your policy on or after June 23, 2008); plus

•	all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the policy date with interest compounded daily from the policy anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your policy on or after June 23, 2008); less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the policy anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your policy on or after June 23, 2008).

The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals:  If the total of all withdrawals during the policy year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your policy on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the policy year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your policy on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the policy year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

Interest accrues until the earlier of:

•	the policy anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise the GMIB EXTRA rider.

If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1⁄2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the policy. If the policy is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, please note that the RMD amount for the policy will not be the full amount necessary to satisfy the RMD for the IRA Account, SEP IRA Account or SIMPLE IRA Account if the IRA Account, SEP IRA Account or SIMPLE IRA Account holds assets in addition to the policy. Special rules apply to withdrawals of the RMD amount for the policy only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on policy years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that policy year (together, “cumulative withdrawals”) exceeds 5% (6% if you purchased your policy on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of that policy year. If it does, your GMIB EXTRA Base will be adjusted as follows:

Cumulative withdrawals less than or equal to RMD for the policy:

If cumulative withdrawals for the policy year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the policy only, then to the extent withdrawals exceed 5% (6% if you purchased your policy on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, effective at the beginning of the policy year, the adjustment factor for the requested RMD withdrawal is 1.0.

Consequently, we will reduce your GMIB EXTRA Base

dollar-for-dollar in the amount of the RMD withdrawal.

Cumulative withdrawals greater than RMD for the policy:

If the total of all withdrawals during the policy year, including the requested RMD withdrawal, exceeds the amount necessary to satisfy the RMD rules for the policy only, the adjustment factor for the requested RMD withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base, and

(b) = the account value

Both (a) and (b) are calculated immediately prior to such withdrawal.

For further information on RMDs, please see “Tax Information — Required Minimum Distributions.”

The imposition of the second — and more costly — adjustment factor to a withdrawal of the RMD amount for the policy may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the policy during any policy year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the policy. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

For examples, please see Appendix N and Appendix O.

For policy owners who purchased the policy on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to policies issued in Florida, New Jersey, Oregon, or Texas.

For policy owners who purchased the policy prior to April 13, 2009:

Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing policies, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.

The Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance. For detailed information on the Rebalancing Program, see this section earlier in the Prospectus.

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Important Mechanics of the Rebalancing Program.

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the policy date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Optional Reset. On each policy anniversary up to and including the policy anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the policy value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each policy anniversary if the policy value on that policy anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th policy anniversary or (b) the policy anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current policy value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Because of the 10-year waiting period, you should not reset the GMIB EXTRA Roll-Up Base if you are over age 60 and may need to annuitize the policy at age 70 1⁄2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Conditions For Electing To Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th policy anniversary following the later of the policy date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each policy anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the policy anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.

If you annuitize your policy at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your policy 12 1⁄2 years after you purchase the policy or seven years after you purchase the policy. In addition, please note:

•	You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.

Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:

•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.

Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your policy on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate. The policy does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the policy or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB EXTRA rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

If there is a change of annuitant or an assignment of this policy (in jurisdictions where applicable), this rider will terminate unless the annuitant is changed under any of the circumstances described below:

1)	a spouse of the current annuitant is added as joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your policy on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current annuitant is removed as a joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the policy year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a policy year, the systematic withdrawals will equal 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the policy year divided by the number of remaining systematic withdrawals in the policy year. In the following policy year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that policy year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the policy year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the policy year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40 then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that policy year, then the following will occur.

1)	An annuity date no earlier than the next policy anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the policy will terminate.

Any withdrawal which causes total withdrawals in any policy year to exceed 5% (6% if you purchased your policy on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

If we determine that the RMD for your policy exceeds 5% (6% if you purchased your policy on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of the policy year, the No Lapse Guarantee will not terminate as a result, provided we determine that your GMIB EXTRA Roll-Up Base will be reduced dollar-for-dollar. (See “Required Minimum Distributions.”)

Please note that while the No Lapse Guarantee is in effect, the following provisions of your policy are waived:

•   The inactive policy provision which is discussed under “Inactive policy” in this Prospectus.

•   The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.

For an example of the GMIB EXTRA, please see Appendix F.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your policy and/or that you may live substantially longer than expected, and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at policy issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elected the GMWB, during your lifetime you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each policy year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

*	If you purchased your policy prior to January 12, 2007, only the Joint Life version of the GMWB was available.

You should not elect a GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the policy to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.

The GMWB riders may not be available in every state; please see Appendix J. Depending on when you purchased your policy, the GMWB version may vary. See Appendix M.

Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for your life and the life of the joint annuitant. Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed only for your life. Also, please note that if you purchased your policy on or after January 12, 2007, adding a new joint annuitant under the Joint Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, joint annuitants are not permitted; whereas under the Joint Life rider, joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix L.

What is the GMWB?

The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there is a joint annuitant). There is an additional charge for this rider.

Important Information About the GMWB Rider:

•   If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•   If you make withdrawals from your policy while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•   We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•   We limit your withdrawals to the Guaranteed Lifetime Amount each policy year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your policy’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•   For purposes of the Joint Life GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the policy or the rider.

•   You (and your joint annuitant, if any) must be at least 60 years old (if you purchased your policy prior to January 11, 2008) or 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elected the GMWB rider (there is no minimum age requirement if you purchased your policy on or after June 23, 2008).

•   If you elected either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program. These restrictions and guidelines are further discussed later in this Prospectus.

•   For both new and existing policies, you may elect either a GMWB or a GMIB, but not both optional benefits.

•   Please note that all withdrawals – even withdrawals made while the GMWB is in effect – reduce your account value and death benefit.

•   We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•   If you are under age 59 1⁄2, withdrawals under tax sheltered annuities are restricted. Generally, you should not purchase a GMWB rider under a tax sheltered annuity if you are younger than age 59 1⁄2 unless an exception to the withdrawal restriction applies. You should consult a tax adviser.

•   Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.

•   If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each policy year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your policy on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any roll-ups (for up to five policy years if you purchased your policy on or after January 12, 2007, but before June 23, 2008 or up to ten policy years if you purchased your policy on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any policy anniversary (on any third policy anniversary, if you purchased your policy prior to September 1, 2006), if we are increasing your GMWB Base to equal your policy value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your GMWB Rider prior to January 11, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1⁄2 may also be subject to a 10% federal penalty tax.

If you elected the Single Life rider, annuitant changes are not permitted except upon spousal continuation. (See “Spousal Continuation” below.)

If you elected the Joint Life rider and later add a new joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (See “Spousal Continuation” below). However, if you purchased your policy prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example:  To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class policy with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your policy on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth policy anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next policy anniversary and the policy value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).

Important Note: If you purchased your policy on or after June 23, 2008 and you take your first withdrawal before the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the policy anniversary on or following the owner/annuitant’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each policy year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given policy year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future policy years. The following example is helpful to understand this concept:

Example:  If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) policy year, your Guaranteed Lifetime Amount will not increase the next policy year by the $500 you did not withdraw in the current policy year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each policy year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a policy Year?

Each policy year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a policy year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important:  Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

If you purchased your policy before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your policy on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your policy.

If you purchased your policy prior to September 1, 2006:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your policy value, if higher, every third policy anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your policy on or after September 1, 2006, but prior to January 12, 2007:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your policy value, if higher, on each policy anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your policy on or after January 12, 2007, but prior to June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent policy anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five policy years.

•	After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each policy anniversary. The GMWB Base will be reset to equal your policy value, if higher.

If you purchased your policy on or after June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest policy value on the policy anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent policy anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten policy years.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an annuitant during the policy year, the GMWB Base may be increased through automatic step-ups on each policy anniversary. The GMWB Base will be reset to equal the greater of (a) the policy value or (b) the highest monthaversary policy value since the last policy anniversary, if such value is higher than the GMWB Base.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an annuitant during the policy year, the GMWB Base may be increased through automatic step-ups on each policy anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important:  You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your policy prior to September 1, 2006, your potential for increases through step-ups will be limited to every third policy anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date.

Important:  The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For policy owners who purchased the policy before January 12, 2007: If the GMWB Effective Date is the policy date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the policy date, the GMWB Base equals the policy value on the GMWB Effective Date.

For policy owners who purchased the policy on or after January 12, 2007: If the GMWB Effective Date is the policy date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the policy date, the GMWB Base equals the policy value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	For policy owners who purchased the policy on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For policy owners who purchased the policy before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your policy prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the policy value, on each policy anniversary thereafter; and

(b) is the sum of all additional premiums since the last policy anniversary.

If you purchased your policy on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each policy anniversary thereafter, is the highest policy value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest policy value used in the anniversary value calculation.

If you purchased your policy prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each policy anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th policy anniversary following the GMWB Effective Date. If you purchased your policy on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals

•   the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

•   all additional premiums (other than additional premiums paid prior to the first Quarterversary after the policy Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

•   the fifth policy anniversary if you purchased your policy on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth policy anniversary following the GMWB Effective Date (if you purchased your policy on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your policy on or after January 12, 2007, but prior to June 23, 2008 on each of the first five policy anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the policy value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your policy on or after June 23, 2008, on each of the first ten policy anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such policy anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a policy year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a policy anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up

•   If you purchased your policy prior to September 1, 2006, on each third policy anniversary after the first withdrawal, if the policy value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•   If you purchased your policy on or after September 1, 2006, but before June 23, 2008, on each policy anniversary after the first withdrawal, if the policy value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•   If you purchased your policy on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an annuitant during the policy year, then on each policy anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the policy value or (b) the highest monthaversary policy value since the last policy anniversary, if such value is higher than the GMWB Base.

•   If you purchased your policy on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an annuitant during the policy year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the policy value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?

If you purchased your policy on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:

•   The Income Enhancement Benefit may only be elected with the GMWB.

•   You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•   There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•   There is a one-year waiting period from the GMWB Effective Date.

•   You or your spouse, if you selected the Joint Life rider must be confined at least 180 of the last 365 days.

•   If you or your spouse, if you selected the Joint Life rider leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•   You must submit appropriate paperwork and provide proof of confinement each policy year.

If you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are no longer confined.

Example:  To help you understand the Income Enhancement Benefit, assume that you purchased your policy on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.

Please note that any withdrawals you take before age 59 1⁄2 may also be subject to a 10% federal penalty tax.

The key terms under the Income Enhancement Benefit are defined as follows:

•	Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•	Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•	Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.

Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.

Important: It is possible that the increased payment amounts provided under the Income Enhancement Benefit could cause you to violate RMD rules. You should consult a tax adviser with respect to your own individual circumstances before purchasing the Income Enhancement Benefit.

Important: If you are an employed participant in a tax sheltered annuity plan, you may not be able to take advantage of the Income Enhancement Benefit before age 59 1⁄2 unless you also meet one of the exceptions to the pre-age 59 1⁄2 withdrawal restrictions.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given policy year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your policy. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the policy.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each fifth policy anniversary (each third policy anniversary, if you purchased your policy before January 12, 2007) after the policy date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth policy anniversary (as applicable). You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the policy);

•	death of owner (if a natural person) if the policy is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	death of annuitant (if owner is custodial IRA Account) if not continued under Spousal Beneficiary Continuation Option;

•	termination of the policy;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero; as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon policy termination. While the GMWB rider is in effect, we will not terminate any policy that qualifies for termination due to inactivity. (See “Features and Benefits of the policy – Inactive policies” in your Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the policy will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your policy will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•   We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current policy year, in a lump sum.

•   We will establish an annuity date no earlier than the policy anniversary following the date of the transaction that reduced the account value to zero.

•   We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that policy year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the policy, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix H.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1⁄2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the policy. If the policy is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the policy will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the policy. Special rules apply to withdrawals of the RMD amount for the policy only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on policy years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that policy year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:

Cumulative withdrawals less than or equal to RMD for the policy:

If cumulative withdrawals for the policy year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the policy only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.

Cumulative withdrawals greater than RMD for the policy:

If cumulative withdrawals for the policy year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the policy only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:

(i)     we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the policy only

(ii)    we will treat the remaining portion that exceeds your RMD requirement for the policy as an excess withdrawal, and the GMWB Base will be reduced.

We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)   your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.

Excess withdrawal treatment of the RMD amount for the policy may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the policy during any policy year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the policy. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing policies, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, this program may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program, see these sections earlier in this Prospectus.

For contact owners who purchased the policy on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to policies issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:

●     You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

●     Your first rebalancing date must be within 95 days from the GMWB Effective Date.

●     You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

●     You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

●     If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

●     Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

For contact owners who purchased the policy prior to April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•     You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•     Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•     You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•     You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•     If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•     Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Change of Annuitant

For policy owners who purchased the policy prior to January 12, 2007:

If you purchased your policy prior to January 12, 2007, under the Joint Life rider, when adding a new joint annuitant, the new joint annuitant must be at least 60 and not more than 80 years old as of the GMWB Effective Date, except upon spousal continuation where the maximum age limit is waived for the surviving spouse.

For policy owners who purchased the policy on or after January 12, 2007:

Under the Single Life rider, changes of annuitant are not permitted except upon spousal continuation. The new annuitant must be at least 60 years old (if you purchase your policy prior to January 11, 2008) or 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008). If you purchased your policy on or after June 23, 2008, there is no minimum age requirement for the new annuitant. The maximum age limit is waived for the surviving spouse upon spousal continuation subject to the maturity date.

If you purchased your policy on or after January 12, 2007, under the Joint Life rider, adding a new joint annuitant resets the GMWB Base to the current account value, if lower. The new joint annuitant must be at least 60 (if you purchase your policy prior to January 11, 2008) or 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse subject to the maturity date. If you purchased your policy on or after June 23, 2008, there is no minimum age requirement for the new annuitant. Removing a joint annuitant does not affect the GMWB Base. The policy does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the policy or the rider.

Spousal Continuation*

Single Life

For policy owners who purchased the policy on or after January 12, 2007:

Under the Single Life rider, an eligible spousal beneficiary can continue the policy and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the policy; and (iii) the surviving spouse is at least 60 years old (if you purchased your policy prior to January 11, 2008) or at least 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your policy on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:

*           Important note: If the policy owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.

•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the policy and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

Both Spouses “Covered”

(i) If both spouses are joint annuitants under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the policy, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

One Spouse “Covered”

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the policy, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.

For policy owners who purchased the policy prior to January 12, 2007:

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

For all policies, regardless of when purchased, you must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under a Joint Life rider if such joint annuitants divorce before your account value reaches zero. For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.

Furthermore, we are unable to “split” a policy into two policies upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a policy be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that policy year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider. We do permit either one of the former spousal joint annuitants to continue the rider and the policy by becoming the sole annuitant. Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole annuitant, the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the policy, we will continue to treat both former spouses who were joint annuitants as the annuitants under a policy with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this policy. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your policy and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the policy year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a policy year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the policy year divided by the number of remaining systematic withdrawals in the policy year. In the following policy year, if the Guaranteed Lifetime Amount increases or decrease, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that policy year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the policy year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the policy year. If you take withdrawals outside the program that cause the systematic withdrawals to be less then $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Policy

In most states, the policy will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.

Accordingly, no policy will be terminated due solely to negative investment performance. If the policy is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of the charges deducted may differ depending on the Class of the policy. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. If you purchased your policy prior to June 23, 2008, the current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class. If you purchased your policy on or after June 23, 2008, the current asset-based insurance charge is 1.35% for the B Class, 1.55% for the L Class, 1.70% for the C Class, and 1.75% for the XC Class. Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to policies purchased in that state until approval is obtained.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the policy. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover policy maintenance expenses. These expenses may include issuing policies, maintaining records, making available and maintaining subaccounts under the policy, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

Surrender Charge

When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the policy, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the policy permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the policy. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any policy year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any policy year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class policy, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the policy when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the policy grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same policy year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class policy with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Subaccount. You withdraw $20,000 from the policy, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Subaccount.

Policy Fee

We may charge a $50 policy fee on each policy anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The policy fee compensates us for the expenses related to the maintenance of the policy. We do not deduct the policy fee after the annuity date. The policy fee may be changed, but it will never exceed the maximum fee of $75.

If the policy fee applies, we will deduct it as follows:	•	We deduct this fee from your account value on each policy anniversary before the annuity date.
	•	We deduct this fee from your account value if you surrender or annuitize the policy on any date other than a policy anniversary.
	•	We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per policy year without charge. If you make more than twelve, we may charge you $25 (guaranteed not to exceed $30) for each extra transfer in that policy year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per policy year without charge. (See “Dollar Cost Averaging Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”) We are not currently charging a transfer fee but reserve the right to do so.

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the policy date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary
Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary
Value and Roll-up GMDB
(GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct this GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this GMDB charge regardless of whether the GMDB has any value.

ADB Charge

If you elect the ADB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the policy date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this ADB charge regardless of whether the ADB has any value.

GMIB Charge

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and the GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the policy date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the policy.

GMWB Charge

If you elected a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the policy date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the policy.”)

Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the policy.

Changes in Policy Charges or Fees. If we have reserved the right to change a policy charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the policy is delivered. The charges after any change will not exceed the maximum charges.

Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the policy.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the policy owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

Policy Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Tax Information

NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

When you invest in an annuity policy, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as an IRA policy, Roth IRA policy, SEP IRA policy, or tax sheltered annuity policy (sometimes called a 403(b) policy), your policy is called a qualified policy. The tax rules applicable to qualified policies vary according to the type of retirement plan and the terms and conditions of the plan. We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Tax Status of the Policy

Purchasing the policy. You may purchase the policy as a traditional IRA policy, Roth IRA policy, or SEP IRA policy or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this policy was permitted to be issued as a tax sheltered annuity policy. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) policy. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) policy in an exchange for the 403(b) policy or custodial account of another provider. You should be aware that if you purchase the policy as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the policy are purchased by the Account directly from the mutual fund provider. If you purchase the policy other than as a qualified policy, the policy is unlikely to satisfy diversification and owner investor control requirements under Federal tax law to be treated as an annuity policy for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the policy is uncertain when the policy is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

Taxation of Annuities

Distributions and Required Minimum Distributions. For tax sheltered annuities, the Internal Revenue Code (IRC) requires that minimum distributions (referred to as “RMDs”) generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70 1⁄2. Roth IRAs (and Roth IRA annuities) do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified policies. More information regarding your RMDs is set forth below.

Withdrawals. In the case of a partial withdrawal under a qualified policy, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total policy value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero e.g., if you have made all pre-tax contributions to your qualified policy.

Although the tax treatment is not clear, if you purchased a GMWB rider and you take a partial withdrawal from your policy before the policy is annuitized, we intend to treat the value of the policy as the greater of:

(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix I for GMWB tax examples.

If you take a full withdrawal from your policy (a surrender), the entire amount received is includible in income to the extent it exceeds the “investment in the contract” (if any).

In some circumstances, the taxable portion of a partial withdrawal or a full surrender must be determined by aggregating certain policies or accounts, e.g., combining the “investment in the contract” and the values of all your traditional IRA policies and your traditional IRA Accounts.

Certain withdrawals from Roth IRAs are afforded special tax treatment. See below for additional information.

Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity policy comply with applicable tax requirements before we process your request.

Annuity Payments. Unless your policy has “investment in the contract,” e.g., because you made after tax-contributions to the policy, the entire amount of your annuity payment will be taxable. Although tax consequences may vary depending on the annuity option selected under an annuity policy, if the policy has “investment in the contract” a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the contract.”

Taxation of Death Benefit Proceeds. Amounts may be paid from a policy because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the policy is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments. If the death benefit proceeds are paid neither as a single sum nor as annuity payments, they are taxed as partial withdrawals.

Assignments, Pledges and Transfers. Qualified policies generally cannot be assigned or pledged. In the case of an IRA, any assignment, pledge or transfer could cause the IRA to lose its qualified status as an IRA and/or the entire balance to be treated as withdrawn.

Individual Retirement Arrangements

Traditional IRAs. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This policy is available for purchase either as an IRA policy or through an established IRA Account with MLPF&S. An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual (or his spouse) is otherwise a participant in a qualified retirement plan. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” or directly transferred into an IRA on a tax-deferred basis without regard to these limits. You may also roll over distributions from an IRA to another IRA, if the distributed amount is contributed to the second IRA within 60 days of the distribution. Only one rollover per year is permitted between any of the IRAs you own. Amounts in the IRA (other than nondeductible contributions) are generally taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2, unless certain exceptions apply. IRAs have minimum distribution rules (RMDs) that govern the timing and amount of distributions (see below). You should refer to your policy adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the policy comply with the tax law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth IRAs. A policy is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash, as a rollover or transfer from either another Roth IRA or a Roth account in an employer sponsored retirement plan, or as a conversion from another IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Qualified distributions from a Roth IRA generally are not includible income. A qualified distribution must satisfy two requirements: (1) the distribution must generally be made after you attain age 59 1⁄2 (subject to certain exceptions) and (2) the distribution must be made in a year at least five taxable years after the year in which the first contribution is made to any Roth IRA that is established for the owner. Distributions from Roth IRAs that are not qualified may be includible in income and subject to a 10% penalty tax. In addition a 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues for IRAs and Roth IRAs. Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the owner’s Federal income tax liability. See below for more information.

We make no guarantees regarding the tax status of any policy and do not intend this discussion as tax advice. Please consult a tax advisor for more information.

Tax Sheltered Annuities

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a policy that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death, or disability.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as RMDs, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. The policy includes enhanced death benefit provisions that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because an enhanced death benefit may exceed this limitation, individuals using the policy in connection with a 403(b) plan should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.

Why Must the Policies Only Be Qualified or Purchased through Qualified Accounts?

You may only purchase this policy as an IRA policy, Roth IRA policy, or SEP IRA policy or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this policy was permitted to be issued as a tax sheltered annuity policy. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) policy. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) policy in an exchange for the 403(b) policy or custodial account of another provider. If we issued this policy other than as IRA policies, Roth IRA policies, SEP IRA policies, or tax sheltered annuity policies or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the policies would not be treated as annuity policies for Federal income tax purposes and the owner would therefore be taxed currently on any earnings under the policy. Variable annuity policies (other than certain qualified policies, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance policy, is incompatible with these requirements. The mutual funds available through the policies are publicly available.

Accordingly, standing alone, the policies would not be treated as annuity policies for Federal income tax purposes. However, this does not mean that an individual purchasing a policy either as an IRA policy, Roth IRA policy, SEP IRA policy, or tax sheltered annuity policy or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the policy’s earnings.

•	If a policy is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a policy that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

•	Policies that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that policies purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

Medicare Tax

In certain circumstances, a 3.8% Medicare tax may apply to some or all of an individual’s “investment income” if the individual’s income exceeds certain threshold amounts. While distributions from qualified policies are not subject to the tax because such distributions are not viewed as investment income, such distributions may be includible in income for purposes of determining whether certain Medicare tax income thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax advisor for more information.

Same Sex Relationships

Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Until further guidance from the IRS, individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.

Withholding

Distributions from the policies usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution, the type of qualified plan, and the recipient’s tax status. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. However, except for eligible rollover distributions from qualified plans including tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2017, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemption and maximum rate is $5,490,000 indexed for inflation, and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the policy, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S. - source income that is generally subject to United Stated federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the policies (other than premium taxes), but we reserve the right to charge the Separate Account or the policies for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the policy owners.

Required Minimum Distributions

When must RMDs be taken? Qualified policies are subject to certain required minimum distribution (RMD) rules. However, the RMD rules do not apply to Roth IRAs before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser. Generally, the first RMD is for the calendar year in which you reach age 70 1⁄2 (or if later the year you retire for non-IRA qualified annuity policies). The IRS permits you to take this RMD during the calendar year you reach age 70 1⁄2 or to delay it until sometime between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).

Note that the RMD requirements apply to calendar years, and cumulative withdrawals from a policy are determined based on policy years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals – e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the policy during any policy year – and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the policy. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the policy and cumulative withdrawals for that policy year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount or 5% (6% if you purchased your policy on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current calendar year.

There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.

For examples, please see Appendix P and Appendix Q.

How are RMDs calculated? IRS regulations mandate two methods of calculating RMDs: the account-based method and the annuity-based method. Prior to the time annuity payments begin under the policy, you must use the account-based method to calculate the RMD for the policy. Under this method, we determine your RMD for the policy by taking the sum of the account value of the policy as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the policy for that year. Please note that the purchase of additional policy benefits such as a GMIB or a GMWB can increase the amount of the RMD for your Conrtact.

Account-Based Method:	RMD amount for the policy = [account value as of Dec 31st + actuarial present value of optional guarantee(s)] * the applicable RMD Factor

(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional policy guarantees, and the RMD Factor change.

If you annuitize your policy, you must use the annuity-based method and do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annual annuity payout satisfies IRS regulations.

Under the account-based method, as long as the total amount you take every year satisfies your overall RMD amount for your non-Roth IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. However, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.

If the policy is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the policy, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the policy.

If you purchase the GMIB EXTRA, making an RMD withdrawal from the policy in excess of the RMD amount for the policy may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the policy in excess of the RMD amount for the policy may significantly reduce your GMWB Base.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Ready Assets Government Liquidity Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Ready Assets Government Liquidity Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the policy at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the policy will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the policy. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the policies for each Class. We may also present total performance information for a hypothetical policy assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical policy assuming participation in the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical policy. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the policies may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the policies may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the policies may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your policy from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the policy that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the policy in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and Account Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com/MerrillLynch.aspx.

Notices and Elections

To be effective, all notices, choices, and changes you make under the policy must be in “good order.” “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Service Center specified in the Definitions. We reserve the right to reject electronic transactions that do not meet our requirements.

Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time.

If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers
(2)	Premium allocation instructions
(3)	Withdrawals
(4)	Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your policy, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Certain Offers

From time to time, the Company has (and may again) offered some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.

When the Company makes an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as policy value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Mixed and Shared Funding

The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund also may be sold to separate accounts of other insurance companies (“shared funding”). While the Company currently does not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. The Company and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, the Company would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.

Exchanges and/or Reinstatements

You can generally transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making a transfer, you should compare both annuities carefully. Remember that if you transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not transfer another annuity for this one unless you determine, after knowing all the facts, that the transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through a transfer or otherwise).

You may ask us to reinstate your policy after such a transfer, full or partial withdrawal and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to policies by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;
(2)	ratification of a Fund’s independent accountant;
(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Policy Owners

At least once each policy year before the annuity date, we will send you information about your policy. It will provide your policy’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Policy

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the policies. Distributor offers the policies through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the policies by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the policies, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the policies. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the policies will help Retirement Solution Specialists meet their sales goals and affects their total compensation.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for policy sales is 2.25% (less for L and C Class policies) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the policies may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the policies through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.

Independent Registered Public Accounting Firm

The financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the financial statements of Transamerica Advisors Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP,

One North Wacker Drive

Chicago, IL 60606.

Registration Statements

Registration Statements that relate to the policy and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

Cyber Security

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying fund portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying fund portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying fund portfolios invest, which may cause the underlying fund portfolios to lose value. There can be no assurance that we, the underlying fund portfolios or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.

For a complete description regarding the Company’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com /individual/terms-of-use.

Other Transamerica Policies

We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.

You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

3/4/2005 to 12/31/2005	$11.38	$11.85	151,966.4751
1/1/2006 to 12/31/2006	$11.85	$13.30	282,620.6382
1/1/2007 to 12/31/2007	$13.30	$13.43	100,179.2
1/1/2008 to 12/31/2008	$13.43	$8.68	118,765.3
1/1/2009 to 12/31/2009	$8.68	$12.16	23,764.3
1/1/2010 to 12/31/2010	$12.16	$15.19	18,578.3
1/1/2011 to 12/31/2011	$15.19	$13.74	23,850.3
1/1/2012 to 12/31/2012	$13.74	$16.02	23,841.8
1/1/2013 to 12/31/2013	$16.02	$21.715234	19,774.071
1/1/2014 to 12/31/2014	$21.715234	$23.292909	14,584.554
1/1/2015 to 12/31/2015	$23.292909	$21.648087	13,698.581
1/1/2016 to 12/31/2016	$21.648087	$26.591900	12,525.153

AB International Value Fund

5/1/2007 to 12/31/2007	$10.54	$10.43	22,385.0
1/1/2008 to 12/31/2008	$10.43	$4.79	59,475.7
1/1/2009 to 12/31/2009	$4.79	$6.34	55,064.4
1/1/2010 to 12/31/2010	$6.34	$6.48	45,634.1
1/1/2011 to 12/31/2011	$6.48	$5.10	26,670.6
1/1/2012 to 12/31/2012	$5.10	$5.76	19,226.1
1/1/2013 to 12/31/2013	$5.76	$6.940086	14,156.622
1/1/2014 to 12/31/2014	$6.940086	$6.404498	30,808.144
1/1/2015 to 12/31/2015	$6.404498	$6.484546	23,808.919
1/1/2016 to 12/31/2016	$6.484546	$6.341813	21,196.706

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Value Fund

1/1/2007 to 12/31/2007	$13.56	$12.80	8,200.3
1/1/2008 to 12/31/2008	$12.80	$7.34	9,819.2
1/1/2009 to 12/31/2009	$7.34	$8.64	9,641.5
1/1/2010 to 12/31/2010	$8.64	$9.50	9,687.4
1/1/2011 to 12/31/2011	$9.50	$9.01	9,490.6
1/1/2012 to 12/31/2012	$9.01	$10.22	6,503.4
1/1/2013 to 12/31/2013	$10.22	$13.695436	7,029.558
1/1/2014 to 12/31/2014	$13.695436	$15.089754	5,498.367
1/1/2015 to 12/31/2015	$15.089754	$13.761533	5,608.608
1/1/2016 to 12/31/2016	$13.761533	$15.080709	5,266.621

AllianzGI NFJ Dividend Value Fund

5/1/2007 to 12/31/2007	$10.51	$10.28	11,042.7
1/1/2008 to 12/31/2008	$10.28	$6.47	27,003.1
1/1/2009 to 12/31/2009	$6.47	$7.22	41,913.6
1/1/2010 to 12/31/2010	$7.22	$8.06	31,183.7
1/1/2011 to 12/31/2011	$8.06	$8.21	48,459.2
1/1/2012 to 12/31/2012	$8.21	$9.23	54,076.0
1/1/2013 to 12/31/2013	$9.23	$11.728651	51,382.189
1/1/2014 to 12/31/2014	$11.728651	$12.700231	44,006.242
1/1/2015 to 12/31/2015	$12.700231	$11.460322	41,799.238
1/1/2016 to 12/31/2016	$11.460322	$13.114934	32,716.506

AllianzGI NFJ Mid-Cap Value Fund

1/1/2007 to 12/31/2007	$11.91	$12.41	1,396.2
1/1/2008 to 12/31/2008	$12.41	$7.35	1,101.7
1/1/2009 to 12/31/2009	$7.35	$9.69	361.5
1/1/2010 to 12/31/2010	$9.69	$11.53	321.3
1/1/2011 to 12/31/2011	$11.53	$11.25	34.0
1/1/2012 to 12/31/2012	$11.25	$12.81	0.0
1/1/2013 to 12/31/2013	$12.81	$16.696070	0.000
1/1/2014 to 12/31/2014	$16.696070	$17.877313	0.000
1/1/2015 to 12/31/2015	$17.877313	$17.047230	0.000
1/1/2016 to 12/31/2016	$17.047230	$19.670551	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund

1/1/2007 to 12/31/2007	$14.26	$14.94	70,764.2
1/1/2008 to 12/31/2008	$14.94	$10.85	59,719.2
1/1/2009 to 12/31/2009	$10.85	$13.28	59,608.4
1/1/2010 to 12/31/2010	$13.28	$16.38	47,719.7
1/1/2011 to 12/31/2011	$16.38	$16.52	27,897.8
1/1/2012 to 12/31/2012	$16.52	$18.00	24,837.0
1/1/2013 to 12/31/2013	$18.00	$23.391091	24,183.910
1/1/2014 to 12/31/2014	$23.391091	$23.469046	20,986.696
1/1/2015 to 12/31/2015	$23.469046	$21.253246	15,708.712
1/1/2016 to 12/31/2016	$21.253246	$25.796685	12,635.581

American Century Equity Income Fund

1/1/2007 to 12/31/2007	$12.66	$12.68	10,157.3
1/1/2008 to 12/31/2008	$12.68	$9.99	9,712.5
1/1/2009 to 12/31/2009	$9.99	$11.04	9,563.8
1/1/2010 to 12/31/2010	$11.04	$12.33	9,436.2
1/1/2011 to 12/31/2011	$12.33	$12.58	4,134.7
1/1/2012 to 12/31/2012	$12.58	$13.82	4,065.4
1/1/2013 to 12/31/2013	$13.82	$16.277020	3,846.810
1/1/2014 to 12/31/2014	$16.277020	$18.013446	3,604.504
1/1/2015 to 12/31/2015	$18.013446	$17.851527	3,561.061
1/1/2016 to 12/31/2016	$17.851527	$21.015242	3,516.550

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Ultra® Fund

1/1/2007 to 12/31/2007	$10.51	$12.61	464.8
1/1/2008 to 12/31/2008	$12.61	$7.23	0.0
1/1/2009 to 12/31/2009	$7.23	$9.64	0.0
1/1/2010 to 12/31/2010	$9.64	$11.08	0.0
1/1/2011 to 12/31/2011	$11.08	$11.05	0.0
1/1/2012 to 12/31/2012	$11.05	$12.42	0.0
1/1/2013 to 12/31/2013	$12.42	$16.758093	0.000
1/1/2014 to 12/31/2014	$16.758093	$18.141777	0.000
1/1/2015 to 12/31/2015	$18.141777	$18.971853	0.000
1/1/2016 to 12/31/2016	$18.971853	$19.510491	0.000

American Funds® – Bond Fund of AmericaSM

1/1/2007 to 12/31/2007	$10.74	$10.96	986,793.6
1/1/2008 to 12/31/2008	$10.96	$9.50	850,838.1
1/1/2009 to 12/31/2009	$9.50	$10.78	749,997.5
1/1/2010 to 12/31/2010	$10.78	$11.42	241,254.2
1/1/2011 to 12/31/2011	$11.42	$12.01	117,708.6
1/1/2012 to 12/31/2012	$12.01	$12.56	104,778.8
1/1/2013 to 12/31/2013	$12.56	$12.154501	74,098.848
1/1/2014 to 12/31/2014	$12.154501	$12.667392	64,480.097
1/1/2015 to 12/31/2015	$12.667392	$12.535712	56,506.829
1/1/2016 to 12/31/2016	$12.535712	$12.715929	51,847.292

American Funds® – EuroPacific Growth Fund®

1/1/2007 to 12/31/2007	$16.30	$19.14	903,203.9
1/1/2008 to 12/31/2008	$19.14	$11.24	999,490.8
1/1/2009 to 12/31/2009	$11.24	$15.44	1,167,561.1
1/1/2010 to 12/31/2010	$15.44	$16.68	266,172.7
1/1/2011 to 12/31/2011	$16.68	$14.23	132,224.8
1/1/2012 to 12/31/2012	$14.23	$16.75	106,222.7
1/1/2013 to 12/31/2013	$16.75	$19.875985	92,180.867
1/1/2014 to 12/31/2014	$19.875985	$19.105534	84,777.867
1/1/2015 to 12/31/2015	$19.105534	$18.707413	74,172.529
1/1/2016 to 12/31/2016	$18.707413	$18.595863	60,262.925

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Growth Fund of America®

1/1/2007 to 12/31/2007	$13.51	$14.80	1,089,321.8
1/1/2008 to 12/31/2008	$14.80	$8.91	1,454,615.6
1/1/2009 to 12/31/2009	$8.91	$11.84	181,756.4
1/1/2010 to 12/31/2010	$11.84	$13.13	599,953.1
1/1/2011 to 12/31/2011	$13.13	$12.34	299,604.8
1/1/2012 to 12/31/2012	$12.34	$14.69	243,752.6
1/1/2013 to 12/31/2013	$14.69	$19.406744	204,962.665
1/1/2014 to 12/31/2014	$19.406744	$20.935654	173,763.119
1/1/2015 to 12/31/2015	$20.935654	$21.778746	142,953.304
1/1/2016 to 12/31/2016	$21.778746	$23.311083	114,163.751

American Funds® – Income Fund of America®

1/1/2007 to 12/31/2007	$13.01	$13.33	354,349.5
1/1/2008 to 12/31/2008	$13.33	$9.35	354,928.0
1/1/2009 to 12/31/2009	$9.35	$11.49	312,567.4
1/1/2010 to 12/31/2010	$11.49	$12.70	256,447.5
1/1/2011 to 12/31/2011	$12.70	$13.24	172,257.6
1/1/2012 to 12/31/2012	$13.24	$14.63	162,626.1
1/1/2013 to 12/31/2013	$14.63	$17.067359	127,057.835
1/1/2014 to 12/31/2014	$17.067359	$18.257366	104,328.598
1/1/2015 to 12/31/2015	$18.257366	$17.749502	87,343.849
1/1/2016 to 12/31/2016	$17.749502	$19.371446	77,253.437

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Investment Company of America®

1/1/2007 to 12/31/2007	$12.96	$13.55	385,258.2
1/1/2008 to 12/31/2008	$13.55	$8.73	420,095.6
1/1/2009 to 12/31/2009	$8.73	$10.96	383,413.0
1/1/2010 to 12/31/2010	$10.96	$12.00	305,618.6
1/1/2011 to 12/31/2011	$12.00	$11.63	162,831.5
1/1/2012 to 12/31/2012	$11.63	$13.27	141,578.5
1/1/2013 to 12/31/2013	$13.27	$17.346870	121,264.852
1/1/2014 to 12/31/2014	$17.346870	$19.190289	107,747.321
1/1/2015 to 12/31/2015	$19.190289	$18.662325	89,210.327
1/1/2016 to 12/31/2016	$18.662325	$21.101068	74,315.224

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.99	703.2
1/1/2010 to 12/31/2010	$7.99	$9.12	773.7
1/1/2011 to 12/31/2011	$9.12	$8.73	767.3
1/1/2012 to 12/31/2012	$8.73	$9.50	690.3
1/1/2013 to 12/31/2013	$9.50	$12.234998	684.793
1/1/2014 to 12/31/2014	$12.234998	$13.351047	679.364
1/1/2015 to 12/31/2015	$13.351047	$13.636599	673.647
1/1/2016 to 12/31/2016	$13.636599	$14.408386	665.021

BlackRock Basic Value Fund, Inc.

1/1/2007 to 12/31/2007	$13.37	$13.33	261,568.8
1/1/2008 to 12/31/2008	$13.33	$8.34	246,874.3
1/1/2009 to 12/31/2009	$8.34	$10.75	577,733.6
1/1/2010 to 12/31/2010	$10.75	$11.96	69,575.7
1/1/2011 to 12/31/2011	$11.96	$11.46	56,441.2
1/1/2012 to 12/31/2012	$11.46	$12.87	54,029.4
1/1/2013 to 12/31/2013	$12.87	$17.536503	51,260.642
1/1/2014 to 12/31/2014	$17.536503	$19.006286	46,245.356
1/1/2015 to 12/31/2015	$19.006286	$17.611319	255,278.612
1/1/2016 to 12/31/2016	$17.611319	$20.571893	174,418.393

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Capital Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$11.92	$14.12	488,668.1
1/1/2008 to 12/31/2008	$14.12	$8.48	625,134.5
1/1/2009 to 12/31/2009	$8.48	$11.44	641,072.0
1/1/2010 to 12/31/2010	$11.44	$13.48	810,165.4
1/1/2011 to 12/31/2011	$13.48	$12.09	907,332.6
1/1/2012 to 12/31/2012	$12.09	$13.61	695,089.4
1/1/2013 to 12/31/2013	$13.61	$17.978471	309,947.029
1/1/2014 to 12/31/2014	$17.978471	$19.237736	270,565.652
1/1/2015 to 12/31/2015	$19.237736	$20.301569	212,037.546
1/1/2016 to 12/31/2016	$20.301569	$19.977561	198,015.760

BlackRock Global Allocation Fund, Inc.

1/1/2007 to 12/31/2007	$13.62	$15.70	518,834.6
1/1/2008 to 12/31/2008	$15.70	$12.31	629,252.1
1/1/2009 to 12/31/2009	$12.31	$14.79	612,878.6
1/1/2010 to 12/31/2010	$14.79	$16.05	749,528.5
1/1/2011 to 12/31/2011	$16.05	$15.26	751,362.4
1/1/2012 to 12/31/2012	$15.26	$16.58	695,140.5
1/1/2013 to 12/31/2013	$16.58	$18.741040	679,492.721
1/1/2014 to 12/31/2014	$18.741040	$18.855097	584,036.117
1/1/2015 to 12/31/2015	$18.855097	$18.425230	519,883.493
1/1/2016 to 12/31/2016	$18.425230	$18.878727	468,370.550

BlackRock Global Opportunities Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.19	11,138.4
1/1/2012 to 12/31/2012	$10.19	$11.53	7,499.0
1/1/2013 to 12/31/2013	$11.53	$14.789008	12,905.507
1/1/2014 to 12/31/2014	$14.789008	$13.928869	16,975.496
1/1/2015 to 12/31/2015	$13.928869	$13.804988	11,563.720
1/1/2016 to 12/31/2016	$13.804988	$14.039426	9,851.042

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global SmallCap Fund, Inc.

1/1/2007 to 12/31/2007	$14.73	$16.93	45,567.5
1/1/2008 to 12/31/2008	$16.93	$10.41	31,290.9
1/1/2009 to 12/31/2009	$10.41	$13.85	30,374.7
1/1/2010 to 12/31/2010	$13.85	$16.18	28,909.8
1/1/2011 to 12/31/2011	$16.18	$14.27	27,089.6
1/1/2012 to 12/31/2012	$14.27	$16.43	26,323.0
1/1/2013 to 12/31/2013	$16.43	$21.970942	25,175.159
1/1/2014 to 12/31/2014	$21.970942	$21.819659	23,509.870
1/1/2015 to 12/31/2015	$21.819659	$20.288222	19,628.665
1/1/2016 to 12/31/2016	$20.288222	$21.561072	19,447.195

BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	160,537.0
1/1/2012 to 12/31/2012	$10.18	$11.75	146,607.0
1/1/2013 to 12/31/2013	$11.75	$12.640249	289,531.753
1/1/2014 to 12/31/2014	$12.640249	$12.862473	244,372.192
1/1/2015 to 12/31/2015	$12.862473	$12.154214	214,651.840
1/1/2016 to 12/31/2016	$12.154214	$13.613358	188,136.057

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.19	34,671.0
1/1/2012 to 12/31/2012	$9.19	$10.38	31,780.0
1/1/2013 to 12/31/2013	$10.38	$12.528793	29,497.219
1/1/2014 to 12/31/2014	$12.528793	$11.670154	29,093.195
1/1/2015 to 12/31/2015	$11.670154	$11.128420	25,679.253
1/1/2016 to 12/31/2016	$11.128420	$11.027044	22,823.893

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund

1/1/2007 to 12/31/2007	$15.87	$17.25	15,143.1
1/1/2008 to 12/31/2008	$17.25	$9.81	6,585.7
1/1/2009 to 12/31/2009	$9.81	$12.40	6,540.8
1/1/2010 to 12/31/2010	$12.40	$13.11	6,474.2
1/1/2011 to 12/31/2011	$13.11	$11.29	6,409.1
1/1/2012 to 12/31/2012	$11.29	$13.19	1,863.4
1/1/2013 to 12/31/2013	$13.19	$15.786288	1,319.635
1/1/2014 to 12/31/2014	$15.786288	$14.585123	1,302.871
1/1/2015 to 12/31/2015	$14.585123	$14.239347	1,272.638
1/1/2016 to 12/31/2016	$14.239347	$14.172739	1,251.661

BlackRock Large Cap Core Fund

1/1/2007 to 12/31/2007	$13.90	$14.39	83,406.8
1/1/2008 to 12/31/2008	$14.39	$8.89	76,542.1
1/1/2009 to 12/31/2009	$8.89	$10.57	73,594.3
1/1/2010 to 12/31/2010	$10.57	$11.59	61,185.8
1/1/2011 to 12/31/2011	$11.59	$11.44	65,276.8
1/1/2012 to 12/31/2012	$11.44	$12.91	61,334.0
1/1/2013 to 12/31/2013	$12.91	$17.018019	52,876.474
1/1/2014 to 12/31/2014	$17.018019	$18.764473	54,725.885
1/1/2015 to 12/31/2015	$18.764473	$18.544571	56,154.335
1/1/2016 to 12/31/2016	$18.544571	$20.151258	54,458.491

BlackRock Large Cap Growth Fund

1/1/2007 to 12/31/2007	$12.91	$13.78	37,506.6
1/1/2008 to 12/31/2008	$13.78	$8.58	36,233.5
1/1/2009 to 12/31/2009	$8.58	$11.10	639,760.6
1/1/2010 to 12/31/2010	$11.10	$12.27	60,606.2
1/1/2011 to 12/31/2011	$12.27	$12.14	59,633.4
1/1/2012 to 12/31/2012	$12.14	$13.72	63,037.5
1/1/2013 to 12/31/2013	$13.72	$18.026198	56,538.964
1/1/2014 to 12/31/2014	$18.026198	$20.304860	43,907.397
1/1/2015 to 12/31/2015	$20.304860	$20.504868	39,975.302
1/1/2016 to 12/31/2016	$20.504868	$21.780061	33,003.372

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund

1/1/2007 to 12/31/2007	$14.34	$14.84	90,263.1
1/1/2008 to 12/31/2008	$14.84	$9.43	80,193.3
1/1/2009 to 12/31/2009	$9.43	$10.62	72,870.7
1/1/2010 to 12/31/2010	$10.62	$11.58	57,780.2
1/1/2011 to 12/31/2011	$11.58	$11.10	61,242.5
1/1/2012 to 12/31/2012	$11.10	$12.33	56,308.7
1/1/2013 to 12/31/2013	$12.33	$16.161602	50,623.125
1/1/2014 to 12/31/2014	$16.161602	$17.810577	40,467.217
1/1/2015 to 12/31/2015	$17.810577	$17.225751	23,571.587
1/1/2016 to 12/31/2016	$17.225751	$19.306467	18,138.596

BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.93	6,197.4
1/1/2012 to 12/31/2012	$9.93	$10.28	3,937.3
1/1/2013 to 12/31/2013	$10.28	$10.254470	1,612.088
1/1/2014 to 12/31/2014	$10.254470	$10.246751	1,256.726
1/1/2015 to 12/31/2015	$10.246751	$10.168267	1,134.565
1/1/2016 to 12/31/2016	$10.168267	$10.208790	991.047

BlackRock Small Cap Index Fund

1/1/2007 to 12/31/2007	$13.46	$13.01	10,006.8
1/1/2008 to 12/31/2008	$13.01	$8.46	8,062.8
1/1/2009 to 12/31/2009	$8.46	$10.55	3,974.1
1/1/2010 to 12/31/2010	$10.55	$13.17	3,936.1
1/1/2011 to 12/31/2011	$13.17	$12.39	3,900.2
1/1/2012 to 12/31/2012	$12.39	$14.19	2,271.5
1/1/2013 to 12/31/2013	$14.19	$19.436200	2,253.220
1/1/2014 to 12/31/2014	$19.436200	$20.066619	1,507.621
1/1/2015 to 12/31/2015	$20.066619	$18.893967	1,496.048
1/1/2016 to 12/31/2016	$18.893967	$22.585595	1,483.643

BlackRock S&P 500 Index Fund

04/19/2013 to 12/31/2013	$10.00	$11.922385	73,114.353
1/1/2014 to 12/31/2014	$11.922385	$13.334498	97,312.925
1/1/2015 to 12/31/2015	$13.334498	$13.303899	95,408.204
1/1/2016 to 12/31/2016	$13.303899	$14.658127	98,145.686

BlackRock Total Return Portfolio

1/1/2007 to 12/31/2007	$10.38	$10.71	105,692.1
1/1/2008 to 12/31/2008	$10.71	$9.35	81,258.2
1/1/2009 to 12/31/2009	$9.35	$10.71	82,420.7
1/1/2010 to 12/31/2010	$10.71	$11.60	71,653.7
1/1/2011 to 12/31/2011	$11.60	$11.96	76,409.7
1/1/2012 to 12/31/2012	$11.96	$12.95	75,477.1
1/1/2013 to 12/31/2013	$12.95	$12.728889	67,809.115
1/1/2014 to 12/31/2014	$12.728889	$13.543662	58,382.955
1/1/2015 to 12/31/2015	$13.543662	$13.378707	348,093.102
1/1/2016 to 12/31/2016	$13.378707	$13.634826	433,846.752

BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.30	24,193.7
1/1/2012 to 12/31/2012	$10.30	$10.42	19,138.1
1/1/2013 to 12/31/2013	$10.42	$10.029231	11,780.547
1/1/2014 to 12/31/2014	$10.029231	$10.433654	16,327.265
1/1/2015 to 12/31/2015	$10.433654	$10.330421	8,798.666
1/1/2016 to 12/31/2016	$10.330421	$10.326417	13,233.108

BlackRock Value Opportunities Fund, Inc.

1/1/2007 to 12/31/2007	$13.24	$12.90	20,174.0
1/1/2008 to 12/31/2008	$12.90	$7.48	25,836.2
1/1/2009 to 12/31/2009	$7.48	$9.43	22,001.4
1/1/2010 to 12/31/2010	$9.43	$11.95	41,574.7
1/1/2011 to 12/31/2011	$11.95	$11.47	43,833.7
1/1/2012 to 12/31/2012	$11.47	$12.82	38,485.1
1/1/2013 to 12/31/2013	$12.82	$18.035075	33,557.229
1/1/2014 to 12/31/2014	$18.035075	$18.656295	33,294.562
1/1/2015 to 12/31/2015	$18.656295	$17.146577	24,726.592
1/1/2016 to 12/31/2016	$17.146577	$20.898630	20,302.030

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

1/1/2007 to 12/31/2007	$15.17	$11.93	159,700.6
1/1/2008 to 12/31/2008	$11.93	$7.53	28,422.9
1/1/2009 to 12/31/2009	$7.53	$10.22	21,384.1
1/1/2010 to 12/31/2010	$10.22	$12.78	18,617.1
1/1/2011 to 12/31/2011	$12.78	$13.39	17,117.8
1/1/2012 to 12/31/2012	$13.39	$15.48	14,349.6
1/1/2013 to 12/31/2013	$15.48	$15.963352	13,311.552
1/1/2014 to 12/31/2014	$15.963352	$20.830504	6,303.332
1/1/2015 to 12/31/2015	$20.830504	$22.083651	6,148.802
1/1/2016 to 12/31/2016	$22.083651	$23.501057	5,009.612

Columbia Acorn International Fund

5/1/2007 to 12/31/2007	$10.66	$11.31	8,252.2
1/1/2008 to 12/31/2008	$11.31	$6.02	11,410.3
1/1/2009 to 12/31/2009	$6.02	$8.94	19,769.8
1/1/2010 to 12/31/2010	$8.94	$10.80	404,631.9
1/1/2011 to 12/31/2011	$10.80	$9.13	436,127.6
1/1/2012 to 12/31/2012	$9.13	$10.93	384,272.5
1/1/2013 to 12/31/2013	$10.93	$13.167163	434,510.413
1/1/2014 to 12/31/2014	$13.167163	$12.408418	400,313.650
1/1/2015 to 12/31/2015	$12.408418	$12.058908	354,391.755
1/1/2016 to 12/31/2016	$12.058908	$11.611125	324,380.737

Columbia Acorn USA

1/1/2007 to 12/31/2007	$13.50	$13.76	54,994.9
1/1/2008 to 12/31/2008	$13.76	$8.24	159,429.9
1/1/2009 to 12/31/2009	$8.24	$11.48	136,517.0
1/1/2010 to 12/31/2010	$11.48	$13.92	120,701.9
1/1/2011 to 12/31/2011	$13.92	$13.03	138,831.6
1/1/2012 to 12/31/2012	$13.03	$15.27	112,629.7
1/1/2013 to 12/31/2013	$15.27	$19.957247	131,087.893
1/1/2014 to 12/31/2014	$19.957247	$20.369907	115,445.407
1/1/2015 to 12/31/2015	$20.369907	$19.795555	25,319.308
1/1/2016 to 12/31/2016	$19.795555	$22.032760	19,391.564

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965318	$10.071086	83,206.295

Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.67	1,193.3
1/1/2012 to 12/31/2012	$8.67	$9.48	1,191.5
1/1/2013 to 12/31/2013	$9.48	$12.249942	403.169
1/1/2014 to 12/31/2014	$12.249942	$12.941714	383.393
1/1/2015 to 12/31/2015	$12.941714	$13.421191	3,657.027
1/1/2016 to 12/31/2016	$13.421191	$13.502861	6,847.533

Davis New York Venture Fund, Inc.

1/1/2007 to 12/31/2007	$13.49	$13.98	293,769.8
1/1/2008 to 12/31/2008	$13.98	$8.28	299,015.5
1/1/2009 to 12/31/2009	$8.28	$10.80	802,500.2
1/1/2010 to 12/31/2010	$10.80	$11.96	286,632.6
1/1/2011 to 12/31/2011	$11.96	$11.25	225,252.0
1/1/2012 to 12/31/2012	$11.25	$12.52	191,424.8
1/1/2013 to 12/31/2013	$12.52	$16.636153	173,681.787
1/1/2014 to 12/31/2014	$16.636153	$17.505485	127,807.341
1/1/2015 to 12/31/2015	$17.505485	$17.801833	104,444.694
1/1/2016 to 12/31/2016	$17.801833	$19.734737	92,750.573

Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.32	15,405.8
1/1/2011 to 12/31/2011	$11.32	$12.07	27,214.4
1/1/2012 to 12/31/2012	$12.07	$13.16	24,652.7
1/1/2013 to 12/31/2013	$13.16	$18.306039	14,530.362
1/1/2014 to 12/31/2014	$18.306039	$18.586047	14,138.302
1/1/2015 to 12/31/2015	$18.586047	$19.650023	11,889.293
1/1/2016 to 12/31/2016	$19.650023	$18.566643	10,523.550

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$12.63	$13.29	389,493.4
1/1/2008 to 12/31/2008	$13.29	$8.87	509,778.5
1/1/2009 to 12/31/2009	$8.87	$10.60	12,019.1
1/1/2010 to 12/31/2010	$10.60	$12.07	361,221.0
1/1/2011 to 12/31/2011	$12.07	$12.83	335,953.7
1/1/2012 to 12/31/2012	$12.83	$13.96	257,081.8
1/1/2013 to 12/31/2013	$13.96	$16.745207	180,585.068
1/1/2014 to 12/31/2014	$16.745207	$17.904917	149,356.122
1/1/2015 to 12/31/2015	$17.904917	$17.237893	86,834.657
1/1/2016 to 12/31/2016	$17.237893	$18.255830	74,868.062

Eaton Vance Floating-Rate Fund

1/1/2007 to 12/31/2007	$10.91	$10.96	16,151.8
1/1/2008 to 12/31/2008	$10.96	$7.53	23,999.0
1/1/2009 to 12/31/2009	$7.53	$10.87	27,165.2
1/1/2010 to 12/31/2010	$10.87	$11.73	35,586.4
1/1/2011 to 12/31/2011	$11.73	$11.82	35,048.9
1/1/2012 to 12/31/2012	$11.82	$12.63	36,427.5
1/1/2013 to 12/31/2013	$12.63	$13.036459	40,473.053
1/1/2014 to 12/31/2014	$13.036459	$12.922160	32,242.539
1/1/2015 to 12/31/2015	$12.922160	$12.517452	31,209.348
1/1/2016 to 12/31/2016	$12.517452	$13.714058	33,370.889

Eaton Vance Large-Cap Value Fund

5/1/2007 to 12/31/2007	$10.58	$10.82	281,428.7
1/1/2008 to 12/31/2008	$10.82	$7.00	257,491.0
1/1/2009 to 12/31/2009	$7.00	$8.09	687,718.7
1/1/2010 to 12/31/2010	$8.09	$8.79	1,030,440.7
1/1/2011 to 12/31/2011	$8.79	$8.29	928,750.7
1/1/2012 to 12/31/2012	$8.29	$9.48	626,806.8
1/1/2013 to 12/31/2013	$9.48	$12.113777	528,341.567
1/1/2014 to 12/31/2014	$12.113777	$13.274489	32,794.075
1/1/2015 to 12/31/2015	$13.274489	$12.967970	27,309.736
1/1/2016 to 12/31/2016	$12.967970	$14.032221	25,735.466

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Equity Income Fund, Inc.

04/19/2013 to 12/31/2013	$10.00	$11.940098	1,514.897
1/1/2014 to 12/31/2014	$11.940098	$12.728114	2,495.538
1/1/2015 to 12/31/2015	$12.728114	$11.887480	2,385.519
1/1/2016 to 12/31/2016	$11.887480	$12.854822	3,527.881

Federated Kaufmann Fund

1/1/2007 to 12/31/2007	$14.14	$16.96	177,322.6
1/1/2008 to 12/31/2008	$16.96	$9.68	135,163.7
1/1/2009 to 12/31/2009	$9.68	$12.39	129,790.1
1/1/2010 to 12/31/2010	$12.39	$14.51	49,511.5
1/1/2011 to 12/31/2011	$14.51	$12.38	51,223.0
1/1/2012 to 12/31/2012	$12.38	$14.34	45,434.6
1/1/2013 to 12/31/2013	$14.34	$19.873389	38,680.857
1/1/2014 to 12/31/2014	$19.873389	$21.422734	35,337.107
1/1/2015 to 12/31/2015	$21.422734	$22.420203	34,146.190
1/1/2016 to 12/31/2016	$22.420203	$22.822735	28,456.607

Fidelity® Advisor Equity Growth Fund

1/1/2007 to 12/31/2007	$11.82	$14.75	2,728.0
1/1/2008 to 12/31/2008	$14.75	$7.73	2,507.3
1/1/2009 to 12/31/2009	$7.73	$9.76	1427.6
1/1/2010 to 12/31/2010	$9.76	$11.91	1,104.3
1/1/2011 to 12/31/2011	$11.91	$11.76	793.9
1/1/2012 to 12/31/2012	$11.76	$13.26	499.9
1/1/2013 to 12/31/2013	$13.26	$17.765484	236.956
1/1/2014 to 12/31/2014	$17.765484	$19.457277	5.042
1/1/2015 to 12/31/2015	$19.457277	$20.510636	0.058
1/1/2016 to 12/31/2016	$20.510636	$20.316231	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Comstock Fund

1/1/2007 to 12/31/2007	$12.87	$12.47	104,430.4
1/1/2008 to 12/31/2008	$12.47	$7.89	91,756.3
1/1/2009 to 12/31/2009	$7.89	$10.09	87,473.9
1/1/2010 to 12/31/2010	$10.09	$11.52	809,912.7
1/1/2011 to 12/31/2011	$11.52	$11.15	967,384.1
1/1/2012 to 12/31/2012	$11.15	$13.10	706,775.7
1/1/2013 to 12/31/2013	$13.10	$17.491430	618,570.931
1/1/2014 to 12/31/2014	$17.491430	$18.849882	428,201.320
1/1/2015 to 12/31/2015	$18.849882	$17.510847	273,642.469
1/1/2016 to 12/31/2016	$17.510847	$20.377637	198,605.070

Invesco Mid Cap Core Equity Fund

1/1/2007 to 12/31/2007	$12.56	$13.63	25,286.0
1/1/2008 to 12/31/2008	$13.63	$9.76	31,240.8
1/1/2009 to 12/31/2009	$9.76	$12.55	182,887.5
1/1/2010 to 12/31/2010	$12.55	$13.95	38,652.1
1/1/2011 to 12/31/2011	$13.95	$12.92	29,467.5
1/1/2012 to 12/31/2012	$12.92	$14.08	29,063.6
1/1/2013 to 12/31/2013	$14.08	$17.963066	25,292.795
1/1/2014 to 12/31/2014	$17.963066	$18.539554	26,132.091
1/1/2015 to 12/31/2015	$18.539554	$17.515744	16,255.645
1/1/2016 to 12/31/2016	$17.515744	$19.375172	14,186.441

Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.92	37,449.6
1/1/2012 to 12/31/2012	$0.92	$1.06	36,521.2
1/1/2013 to 12/31/2013	$1.06	$1.393465	32,134.232
1/1/2014 to 12/31/2014	$1.393465	$1.467141	35,198.831
1/1/2015 to 12/31/2015	$1.467141	$1.297827	34,533.083
1/1/2016 to 12/31/2016	$1.297827	$1.512545	33,926.231

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.93	$12.73	86,932.0
1/1/2010 to 12/31/2010	$12.73	$15.79	12,658.0
1/1/2011 to 12/31/2011	$15.79	$15.29	5,676.6
1/1/2012 to 12/31/2012	$15.29	$17.71	2,886.0
1/1/2013 to 12/31/2013	$17.71	$22.81432	2,228.722
1/1/2014 to 12/31/2014	$22.81432	$25.153294	2,132.484
1/1/2015 to 12/31/2015	$25.153294	$25.609493	125,971.842
1/1/2016 to 12/31/2016	$25.609493	$28.241372	155,060.334

Janus Forty Fund

7/6/2009 to 12/31/2009	$7.40	$10.51	752,950.1
1/1/2010 to 12/31/2010	$10.51	$10.98	93,653.9
1/1/2011 to 12/31/2011	$10.98	$10.08	79,429.3
1/1/2012 to 12/31/2012	$10.08	$12.32	71,830.7
1/1/2013 to 12/31/2013	$12.32	$16.034892	59,360.33
1/1/2014 to 12/31/2014	$16.034892	$17.184739	50,470.390
1/1/2015 to 12/31/2015	$17.184739	$18.982114	44,922.993
1/1/2016 to 12/31/2016	$18.982114	$19.129653	40,825.154

JPMorgan Multi-Capital Market Neutral Fund

1/1/2007 to 12/31/2007	$10.55	$10.13	7,449.6
1/1/2008 to 12/31/2008	$10.13	$9.97	5,926.0
1/1/2009 to 12/31/2009	$9.97	$9.82	6,530.7
1/1/2010 to 12/31/2010	$9.82	$9.25	7,115.5
1/1/2011 to 12/31/2011	$9.25	$9.10	5,623.3
1/1/2012 to 12/31/2012	$9.10	$8.99	5,728.7
1/1/2013 to 12/31/2013	$8.99	$9.240078	6,444.961
1/1/2014 to 12/31/2014	$9.240078	$9.253946	5,301.666
1/1/2015 to 12/31/2015	$9.253946	$9.247895	5,100.495
1/1/2016 to 12/31/2016	$9.247895	$9.007860	2,202.149

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund

5/1/2007 to 12/31/2007	$10.19	$10.97	7,133.5
1/1/2008 to 12/31/2008	$10.97	$6.14	9,238.2
1/1/2009 to 12/31/2009	$6.14	$8.42	11,120.9
1/1/2010 to 12/31/2010	$8.42	$11.12	18,491.0
1/1/2011 to 12/31/2011	$11.12	$10.60	15,137.8
1/1/2012 to 12/31/2012	$10.60	$11.74	14,186.7
1/1/2013 to 12/31/2013	$11.74	$17.149196	14,112.959
1/1/2014 to 12/31/2014	$17.149196	$16.899380	9,766.096
1/1/2015 to 12/31/2015	$16.899380	$16.330490	15,880.319
1/1/2016 to 12/31/2016	$16.330490	$17.385703	16,756.964

Lord Abbett Affiliated Fund, Inc.

1/1/2007 to 12/31/2007	$13.10	$13.41	241,941.7
1/1/2008 to 12/31/2008	$13.41	$8.32	228,842.6
1/1/2009 to 12/31/2009	$8.32	$9.81	18,188.1
1/1/2010 to 12/31/2010	$9.81	$11.08	17,424.6
1/1/2011 to 12/31/2011	$11.08	$10.08	32,088.8
1/1/2012 to 12/31/2012	$10.08	$11.54	21,159.6
1/1/2013 to 12/31/2013	$11.54	$15.061370	17,753.561
1/1/2014 to 12/31/2014	$15.061370	$16.669286	13,615.295
1/1/2015 to 12/31/2015	$16.669286	$15.770355	16,361.266
1/1/2016 to 12/31/2016	$15.770355	$18.275738	14,489.894

Lord Abbett Bond-Debenture Fund, Inc.

1/1/2007 to 12/31/2007	$11.32	$11.77	26,845.2
1/1/2008 to 12/31/2008	$11.77	$9.27	26,511.7
1/1/2009 to 12/31/2009	$9.27	$12.40	28,207.4
1/1/2010 to 12/31/2010	$12.40	$13.84	28,357.0
1/1/2011 to 12/31/2011	$13.84	$14.19	51,055.6
1/1/2012 to 12/31/2012	$14.19	$15.88	57,548.5
1/1/2013 to 12/31/2013	$15.88	$16.899690	27,059.247
1/1/2014 to 12/31/2014	$16.899690	$17.442524	21,221.362
1/1/2015 to 12/31/2015	$17.442524	$16.925412	17,983.162
1/1/2016 to 12/31/2016	$16.925412	$18.780411	17,384.385

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Mid Cap Stock Fund, Inc.

1/1/2007 to 12/31/2007	$13.37	$13.28	176,601.9
1/1/2008 to 12/31/2008	$13.28	$7.94	84,150.5
1/1/2009 to 12/31/2009	$7.94	$9.93	78,009.8
1/1/2010 to 12/31/2010	$9.93	$12.32	72,761.1
1/1/2011 to 12/31/2011	$12.32	$11.69	65,045.0
1/1/2012 to 12/31/2012	$11.69	$13.21	57,711.7
1/1/2013 to 12/31/2013	$13.21	$17.004069	55,961.976
1/1/2014 to 12/31/2014	$17.004069	$18.741086	47,151.775
1/1/2015 to 12/31/2015	$18.741086	$17.850619	42,797.011
1/1/2016 to 12/31/2016	$17.850619	$20.558236	37,500.863

Oppenheimer Capital Appreciation Fund

1/1/2007 to 12/31/2007	$11.86	$13.33	21,832.8
1/1/2008 to 12/31/2008	$13.33	$7.12	18,559.6
1/1/2009 to 12/31/2009	$7.12	$10.10	18,211.0
1/1/2010 to 12/31/2010	$10.10	$10.89	14,005.2
1/1/2011 to 12/31/2011	$10.89	$10.58	13,152.0
1/1/2012 to 12/31/2012	$10.58	$11.88	12,165.0
1/1/2013 to 12/31/2013	$11.88	$15.163841	11,723.383
1/1/2014 to 12/31/2014	$15.163841	$17.231724	10,856.167
1/1/2015 to 12/31/2015	$17.231724	$17.564913	14,099.477
1/1/2016 to 12/31/2016	$17.564913	$16.941109	14,132.062

Oppenheimer Main Street Fund®

1/1/2007 to 12/31/2007	$12.85	$13.23	2,038.0
1/1/2008 to 12/31/2008	$13.23	$8.00	2,983.8
1/1/2009 to 12/31/2009	$8.00	$10.17	3,728.2
1/1/2010 to 12/31/2010	$10.17	$11.63	3,225.9
1/1/2011 to 12/31/2011	$11.63	$11.47	3,404.7
1/1/2012 to 12/31/2012	$11.47	$13.20	3,102.7
1/1/2013 to 12/31/2013	$13.20	$17.144319	903.936
1/1/2014 to 12/31/2014	$17.144319	$18.702454	892.376
1/1/2015 to 12/31/2015	$18.702454	$19.045256	880.382
1/1/2016 to 12/31/2016	$19.045256	$20.956583	4,268.562

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Mid Cap Fund®

1/1/2007 to 12/31/2007	$14.05	$13.66	15,890.0
1/1/2008 to 12/31/2008	$13.66	$8.32	14,099.6
1/1/2009 to 12/31/2009	$8.32	$11.26	11,301.4
1/1/2010 to 12/31/2010	$11.26	$13.69	13,530.6
1/1/2011 to 12/31/2011	$13.69	$13.16	24,409.9
1/1/2012 to 12/31/2012	$13.16	$15.18	21,081.9
1/1/2013 to 12/31/2013	$15.18	$19.998300	17,860.216
1/1/2014 to 12/31/2014	$19.998300	$22.173849	15,053.866
1/1/2015 to 12/31/2015	$22.173849	$20.317300	13,906.564
1/1/2016 to 12/31/2016	$20.317300	$22.757933	12,538.456

PIMCO CommodityRealReturn® Strategy Fund

1/1/2007 to 12/31/2007	$10.96	$13.33	407,742.0
1/1/2008 to 12/31/2008	$13.33	$7.41	350,455.8
1/1/2009 to 12/31/2009	$7.41	$10.21	272,107.8
1/1/2010 to 12/31/2010	$10.21	$12.45	238,809.6
1/1/2011 to 12/31/2011	$12.45	$11.30	222,594.2
1/1/2012 to 12/31/2012	$11.30	$11.70	204,503.6
1/1/2013 to 12/31/2013	$11.70	$9.817275	192,330.093
1/1/2014 to 12/31/2014	$9.817275	$7.897119	173,563.627
1/1/2015 to 12/31/2015	$7.897119	$5.765041	197,113.108
1/1/2016 to 12/31/2016	$5.765041	$6.498243	164,413.418

PIMCO Low Duration Fund

5/1/2007 to 12/31/2007	$10.02	$10.53	4,270.1
1/1/2008 to 12/31/2008	$10.53	$10.22	13,544.9
1/1/2009 to 12/31/2009	$10.22	$11.40	37,399.7
1/1/2010 to 12/31/2010	$11.40	$11.77	258,400.4
1/1/2011 to 12/31/2011	$11.77	$11.79	252,971.9
1/1/2012 to 12/31/2012	$11.79	$12.31	464,387.1
1/1/2013 to 12/31/2013	$12.31	$12.132695	729,408.923
1/1/2014 to 12/31/2014	12.132695	$12.034115	639,053.045
1/1/2015 to 12/31/2015	$12.034115	$11.923272	539,488.399
1/1/2016 to 12/31/2016	$11.923272	$11.960270	509,123.279

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund

1/1/2007 to 12/31/2007	$10.20	$11.19	459,706.2
1/1/2008 to 12/31/2008	$11.19	$10.29	534,346.3
1/1/2009 to 12/31/2009	$10.29	$12.04	330,591.1
1/1/2010 to 12/31/2010	$12.04	$12.77	365,234.0
1/1/2011 to 12/31/2011	$12.77	$14.01	316,511.2
1/1/2012 to 12/31/2012	$14.01	$15.06	458,849.9
1/1/2013 to 12/31/2013	$15.06	$13.472459	427,543.339
1/1/2014 to 12/31/2014	$13.472459	$13.704757	359,592.921
1/1/2015 to 12/31/2015	$13.704757	$13.109431	312,237.371
1/1/2016 to 12/31/2016	$13.109431	$13.545574	284,289.396

PIMCO Total Return Fund

1/1/2007 to 12/31/2007	$10.44	$11.19	1,403,675.3
1/1/2008 to 12/31/2008	$11.19	$11.53	2,044,371.7
1/1/2009 to 12/31/2009	$11.53	$12.91	1,737,133.5
1/1/2010 to 12/31/2010	$12.91	$13.82	1,470,092.6
1/1/2011 to 12/31/2011	$13.82	$14.16	1,318,057.0
1/1/2012 to 12/31/2012	$14.16	$15.37	1,590,971.4
1/1/2013 to 12/31/2013	$15.37	$14.833421	1,290,729.358
1/1/2014 to 12/31/2014	$14.833421	$15.276588	1,116,082.151
1/1/2015 to 12/31/2015	$15.276588	$15.137991	656,316.092
1/1/2016 to 12/31/2016	$15.137991	$15.279706	494,252.346

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets Fund

1/1/2007 to 12/31/2007	$11.94	$16.74	47,040.8
1/1/2008 to 12/31/2008	$16.74	$6.77	79,606.3
1/1/2009 to 12/31/2009	$6.77	$11.61	203,356.0
1/1/2010 to 12/31/2010	$11.61	$13.32	93,090.0
1/1/2011 to 12/31/2011	$13.32	$9.97	106,063.1
1/1/2012 to 12/31/2012	$9.97	$10.96	98,003.8
1/1/2013 to 12/31/2013	$10.96	$10.586036	100,594.292
1/1/2014 to 12/31/2014	$10.586036	$9.054388	90,890.125
1/1/2015 to 12/31/2015	$9.054388	$7.465783	83,218.163
1/1/2016 to 12/31/2016	$7.465783	$7.898231	79,191.823

Pioneer Fund

1/1/2007 to 12/31/2007	$13.21	$13.66	23,122.4
1/1/2008 to 12/31/2008	$13.66	$8.85	21,569.8
1/1/2009 to 12/31/2009	$8.85	$10.86	20,070.8
1/1/2010 to 12/31/2010	$10.86	$12.41	39,437.8
1/1/2011 to 12/31/2011	$12.41	$11.69	22,317.0
1/1/2012 to 12/31/2012	$11.69	$12.69	14,281.8
1/1/2013 to 12/31/2013	$12.69	$16.678735	12,342.568
1/1/2014 to 12/31/2014	$16.678735	$18.262163	12,821.758
1/1/2015 to 12/31/2015	$18.262163	$17.958025	11,370.474
1/1/2016 to 12/31/2016	$17.958025	$19.437722	9,755.134

Pioneer High Yield Fund

1/1/2007 to 12/31/2007	$11.39	$12.03	20,710.0
1/1/2008 to 12/31/2008	$12.03	$7.48	16,710.5
1/1/2009 to 12/31/2009	$7.48	$11.98	99,665.1
1/1/2010 to 12/31/2010	$11.98	$13.92	18,989.4
1/1/2011 to 12/31/2011	$13.92	$13.51	16,990.2
1/1/2012 to 12/31/2012	$13.51	$15.34	18,132.7
1/1/2013 to 12/31/2013	$15.34	$17.019220	13,602.464
1/1/2014 to 12/31/2014	$17.019220	$16.778120	13,732.036
1/1/2015 to 12/31/2015	$16.778120	$15.759731	11,241.791
1/1/2016 to 12/31/2016	$15.759731	$17.765095	8,837.056

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund

5/1/2008 to 12/31/2008	$11.58	$6.34	118,910.1
1/1/2009 to 12/31/2009	$6.34	$8.14	121,196.5
1/1/2010 to 12/31/2010	$8.14	$10.32	15,239.7
1/1/2011 to 12/31/2011	$10.32	$11.10	15,401.0
1/1/2012 to 12/31/2012	$11.10	$12.68	17,627.9
1/1/2013 to 12/31/2013	$12.68	$12.666578	19,062.385
1/1/2014 to 12/31/2014	$12.666578	$16.215444	31,144.843
1/1/2015 to 12/31/2015	$16.215444	$16.696983	25,342.398
1/1/2016 to 12/31/2016	$16.696983	$17.496263	17,505.298

Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.33	2,496.6
1/1/2010 to 12/31/2010	$11.33	$13.39	1,271.9
1/1/2011 to 12/31/2011	$13.39	$12.89	2,007.5
1/1/2012 to 12/31/2012	$12.89	$13.57	2,783.9
1/1/2013 to 12/31/2013	$13.57	$19.350967	867.602
1/1/2014 to 12/31/2014	$19.350967	$20.838212	501.137
1/1/2015 to 12/31/2015	$20.838212	$20.862356	1,133.299
1/1/2016 to 12/31/2016	$20.862356	$21.321080	1,562.113

Ready Assets Government Liquidity Fund

1/1/2007 to 12/31/2007	$10.46	$10.82	230,509.9
1/1/2008 to 12/31/2008	$10.82	$10.96	202,303.3
1/1/2009 to 12/31/2009	$10.96	$10.85	114,301.1
1/1/2010 to 12/31/2010	$10.85	$10.72	80,735.8
1/1/2011 to 12/31/2011	$10.72	$10.59	88,090.0
1/1/2012 to 12/31/2012	$10.59	$10.46	90,496.9
1/1/2013 to 12/31/2013	$10.46	$10.326914	95,618.553
1/1/2014 to 12/31/2014	$10.326914	$10.199302	70,964.125
1/1/2015 to 12/31/2015	$10.199302	$10.072903	57,552.073
1/1/2016 to 12/31/2016	$10.072903	$9.948233	52,818.650

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Dividend Focused

2/05/2014 to 12/31/2014	$10.008012	$11.406005	622,234.035
1/1/2015 to 12/31/2015	$11.406005	$10.932154	342,085.728
1/1/2016 to 12/31/2016	$10.932154	$12.375619	562,585.222

TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	26,016.0
1/1/2010 to 12/31/2010	$1.02	$1.13	2,969.7
1/1/2011 to 12/31/2011	$1.13	$1.16	58,814.4
1/1/2012 to 12/31/2012	$1.16	$1.28	102,200.1
1/1/2013 to 12/31/2013	$1.28	$1.312279	110,576.216
1/1/2014 to 12/31/2014	$1.312279	$1.344429	137,612.463
1/1/2015 to 12/31/2015	$1.344429	$1.318103	131,232.550
1/1/2016 to 12/31/2016	$1.318103	$1.376041	128,660.796

TA Multi-Cap Growth

5/1/2008 to 12/31/2008	$10.65	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$9.00	0.0
1/1/2010 to 12/31/2010	$9.00	$11.98	357,660.7
1/1/2011 to 12/31/2011	$11.98	$10.69	384,141.0
1/1/2012 to 12/31/2012	$10.69	$11.47	387,926.2
1/1/2013 to 12/31/2013	$11.47	$15.635802	279,488.008
1/1/2014 to 12/31/2014	$15.635802	$15.305916	255,696.267
1/1/2015 to 12/31/2015	$15.305916	$14.239146	106,562.501
1/1/2016 to 12/31/2016	$14.239146	$12.469853	12,302.523

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Small/Mid Cap Value

5/1/2008 to 12/31/2008	$10.39	$6.33	3,345.1
1/1/2009 to 12/31/2009	$6.33	$8.91	5,586.7
1/1/2010 to 12/31/2010	$8.91	$11.39	141,779.3
1/1/2011 to 12/31/2011	$11.39	$10.88	156,211.1
1/1/2012 to 12/31/2012	$10.88	$12.44	131,910.7
1/1/2013 to 12/31/2013	$12.44	$16.696626	408,356.859
1/1/2014 to 12/31/2014	$16.696626	$17.239259	365,117.712
1/1/2015 to 12/31/2015	$17.239259	$16.481416	301,735.182
1/1/2016 to 12/31/2016	$16.481416	$19.653270	265,047.522

TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.05	971,952.1
1/1/2013 to 12/31/2013	$10.05	$13.092908	532,324.022
1/1/2014 to 12/31/2014	$13.092908	$14.293205	453,370.533
1/1/2015 to 12/31/2015	$14.293205	$15.011139	338,309.695
1/1/2016 to 12/31/2016	$15.011139	$15.176186	314,969.952

Templeton Foreign Fund

1/1/2007 to 12/31/2007	$14.72	$17.04	128,673.9
1/1/2008 to 12/31/2008	$17.04	$9.07	133,983.8
1/1/2009 to 12/31/2009	$9.07	$13.41	114,895.3
1/1/2010 to 12/31/2010	$13.41	$14.38	1,092,184.3
1/1/2011 to 12/31/2011	$14.38	$12.39	1,023,166.5
1/1/2012 to 12/31/2012	$12.39	$14.51	833,738.5
1/1/2013 to 12/31/2013	$14.51	$18.223323	717,702.494
1/1/2014 to 12/31/2014	$18.223323	$16.053024	655,371.377
1/1/2015 to 12/31/2015	$16.053024	$14.729558	687,278.225
1/1/2016 to 12/31/2016	$14.729558	$16.239106	542,515.276

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.

1/1/2007 to 12/31/2007	$14.38	$14.51	68,849.2
1/1/2008 to 12/31/2008	$14.51	$8.10	64,016.9
1/1/2009 to 12/31/2009	$8.10	$10.47	57,041.2
1/1/2010 to 12/31/2010	$10.47	$11.12	53,775.7
1/1/2011 to 12/31/2011	$11.12	$10.28	48,563.7
1/1/2012 to 12/31/2012	$10.28	$12.34	39,188.1
1/1/2013 to 12/31/2013	$12.34	$15.856549	35,757.244
1/1/2014 to 12/31/2014	$15.856549	$15.359704	29,550.540
1/1/2015 to 12/31/2015	$15.359704	$14.189095	29,312.166
1/1/2016 to 12/31/2016	$14.189095	$15.283359	26,366.866

Class B

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

6/23/2008 to 12/31/2008	$12.90	$8.65	13,697.9
1/1/2009 to 12/31/2009	$8.65	$12.10	7,138.5
1/1/2010 to 12/31/2010	$12.10	$15.10	18,240.7
1/1/2011 to 12/31/2011	$15.10	$13.65	12,275.6
1/1/2012 to 12/31/2012	$13.65	$15.89	4,710.5
1/1/2013 to 12/31/2013	$15.89	$21.515980	8,848.891
1/1/2014 to 12/31/2014	$21.515980	$23.056110	10,354.154
1/1/2015 to 12/31/2015	$23.056110	$21.406575	10,038.796
1/1/2016 to 12/31/2016	$21.406575	$26.268962	7,795.393

AB International Value Fund

6/23/2008 to 12/31/2008	$9.00	$4.78	17,461.2
1/1/2009 to 12/31/2009	$4.78	$6.33	30,479.9
1/1/2010 to 12/31/2010	$6.33	$6.45	31,331.0
1/1/2011 to 12/31/2011	$6.45	$5.08	29,710.0
1/1/2012 to 12/31/2012	$5.08	$5.72	28,556.6
1/1/2013 to 12/31/2013	$5.72	$6.892948	24,617.413
1/1/2014 to 12/31/2014	$6.892948	$6.354631	24,385.767
1/1/2015 to 12/31/2015	$6.354631	$6.427616	21,180.295
1/1/2016 to 12/31/2016	$6.427616	$6.279852	20,762.673

AB Value Fund

6/23/2008 to 12/31/2008	$10.68	$7.31	0.0
1/1/2009 to 12/31/2009	$7.31	$8.59	17,039.0
1/1/2010 to 12/31/2010	$8.59	$9.44	27,385.5
1/1/2011 to 12/31/2011	$9.44	$8.94	18,426.0
1/1/2012 to 12/31/2012	$8.94	$10.13	0.0
1/1/2013 to 12/31/2013	$10.13	$13.569734	0.000
1/1/2014 to 12/31/2014	$13.569734	$14.936312	2,118.050
1/1/2015 to 12/31/2015	$14.936312	$13.607977	2,268.092
1/1/2016 to 12/31/2016	$13.607977	$14.897529	2,198.428

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Dividend Value Fund

6/23/2008 to 12/31/2008	$9.38	$6.46	12,316.3
1/1/2009 to 12/31/2009	$6.46	$7.20	74,876.9
1/1/2010 to 12/31/2010	$7.20	$8.03	75,847.3
1/1/2011 to 12/31/2011	$8.03	$8.17	61,594.9
1/1/2012 to 12/31/2012	$8.17	$9.18	79,332.2
1/1/2013 to 12/31/2013	$9.18	$11.648992	74,005.682
1/1/2014 to 12/31/2014	$11.648992	$12.601360	65,635.478
1/1/2015 to 12/31/2015	$12.601360	$11.359724	40,502.750
1/1/2016 to 12/31/2016	$11.359724	$12.986829	36,109.262

AllianzGI NFJ Mid-Cap Value Fund

6/23/2008 to 12/31/2008	$11.37	$7.32	0.0
1/1/2009 to 12/31/2009	$7.32	$9.64	0.0
1/1/2010 to 12/31/2010	$9.64	$11.46	0.0
1/1/2011 to 12/31/2011	$11.46	$11.17	0.0
1/1/2012 to 12/31/2012	$11.17	$12.71	0.0
1/1/2013 to 12/31/2013	$12.71	$16.542861	0.000
1/1/2014 to 12/31/2014	$16.542861	$17.695562	0.000
1/1/2015 to 12/31/2015	$17.695562	$16.857041	0.000
1/1/2016 to 12/31/2016	$16.857041	$19.431644	0.000

AllianzGI NFJ Small-Cap Value Fund

6/23/2008 to 12/31/2008	$15.04	$10.81	5,097.6
1/1/2009 to 12/31/2009	$10.81	$13.21	47,691.3
1/1/2010 to 12/31/2010	$13.21	$16.28	43,642.8
1/1/2011 to 12/31/2011	$16.28	$16.41	4,676.2
1/1/2012 to 12/31/2012	$16.41	$17.86	332.8
1/1/2013 to 12/31/2013	$17.86	$23.176452	319.807
1/1/2014 to 12/31/2014	$23.176452	$23.230439	287.296
1/1/2015 to 12/31/2015	$23.230439	$21.016130	83.359
1/1/2016 to 12/31/2016	$21.016130	$25.483398	82.784

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

6/23/2008 to 12/31/2008	$11.54	$9.95	0.0
1/1/2009 to 12/31/2009	$9.95	$10.99	0.0
1/1/2010 to 12/31/2010	$10.99	$12.25	0.0
1/1/2011 to 12/31/2011	$12.25	$12.49	0.0
1/1/2012 to 12/31/2012	$12.49	$13.70	0.0
1/1/2013 to 12/31/2013	$13.70	$16.127605	0.000
1/1/2014 to 12/31/2014	$16.127605	$17.830248	0.000
1/1/2015 to 12/31/2015	$17.830248	$17.652319	0.000
1/1/2016 to 12/31/2016	$17.652319	$20.759981	0.000

American Century Ultra® Fund

6/23/2008 to 12/31/2008	$11.21	$7.20	0.0
1/1/2009 to 12/31/2009	$7.20	$9.59	0.0
1/1/2010 to 12/31/2010	$9.59	$11.01	0.0
1/1/2011 to 12/31/2011	$11.01	$10.97	0.0
1/1/2012 to 12/31/2012	$10.97	$12.32	0.0
1/1/2013 to 12/31/2013	$12.32	$16.604280	0.000
1/1/2014 to 12/31/2014	$16.604280	$17.957284	0.000
1/1/2015 to 12/31/2015	$17.957284	$18.760141	0.000
1/1/2016 to 12/31/2016	$18.760141	$19.273495	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Bond Fund of AmericaSM

6/23/2008 to 12/31/2008	$10.71	$9.46	79,074.4
1/1/2009 to 12/31/2009	$9.46	$10.72	326,292.2
1/1/2010 to 12/31/2010	$10.72	$11.35	64,918.6
1/1/2011 to 12/31/2011	$11.35	$11.93	1,413.2
1/1/2012 to 12/31/2012	$11.93	$12.46	0.0
1/1/2013 to 12/31/2013	$12.46	$12.042918	0.000
1/1/2014 to 12/31/2014	$12.042918	$12.538551	0.000
1/1/2015 to 12/31/2015	$12.538551	$12.395809	0.000
1/1/2016 to 12/31/2016	$12.395809	$12.561448	0.000

American Funds® – EuroPacific Growth Fund®

6/23/2008 to 12/31/2008	$17.12	$11.19	92,628.2
1/1/2009 to 12/31/2009	$11.19	$15.36	381,817.3
1/1/2010 to 12/31/2010	$15.36	$16.57	80,367.3
1/1/2011 to 12/31/2011	$16.57	$14.13	3,403.9
1/1/2012 to 12/31/2012	$14.13	$16.62	809.7
1/1/2013 to 12/31/2013	$16.62	$19.693483	618.678
1/1/2014 to 12/31/2014	$19.693483	$18.911177	490.535
1/1/2015 to 12/31/2015	$18.911177	$18.498585	374.784
1/1/2016 to 12/31/2016	$18.498585	$18.369898	312.489

American Funds® – Growth Fund of America®

6/23/2008 to 12/31/2008	$13.97	$8.87	110,547.2
1/1/2009 to 12/31/2009	$8.87	$11.78	184,562.9
1/1/2010 to 12/31/2010	$11.78	$13.05	175,617.7
1/1/2011 to 12/31/2011	$13.05	$12.25	7,763.4
1/1/2012 to 12/31/2012	$12.25	$14.57	2,995.9
1/1/2013 to 12/31/2013	$14.57	$19.228529	2,269.098
1/1/2014 to 12/31/2014	$19.228529	$20.722667	1,781.748
1/1/2015 to 12/31/2015	$20.722667	$21.535635	1,341.603
1/1/2016 to 12/31/2016	$21.535635	$23.027837	1,105.006

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

6/23/2008 to 12/31/2008	$12.16	$9.31	24,080.9
1/1/2009 to 12/31/2009	$9.31	$11.43	54,044.8
1/1/2010 to 12/31/2010	$11.43	$12.62	50,307.2
1/1/2011 to 12/31/2011	$12.62	$13.14	2,782.2
1/1/2012 to 12/31/2012	$13.14	$14.51	0.0
1/1/2013 to 12/31/2013	$14.51	$16.910658	0.000
1/1/2014 to 12/31/2014	$16.910658	$18.071651	0.000
1/1/2015 to 12/31/2015	$18.071651	$17.551386	0.000
1/1/2016 to 12/31/2016	$17.551386	$19.136086	0.000

American Funds® – Investment Company of America®

6/23/2008 to 12/31/2008	$12.11	$8.69	35,092.6
1/1/2009 to 12/31/2009	$8.69	$10.91	114,177.4
1/1/2010 to 12/31/2010	$10.91	$11.92	110,780.0
1/1/2011 to 12/31/2011	$11.92	$11.55	1,135.3
1/1/2012 to 12/31/2012	$11.55	$13.17	0.0
1/1/2013 to 12/31/2013	$13.17	$17.187575	0.000
1/1/2014 to 12/31/2014	$17.187575	$18.995066	0.000
1/1/2015 to 12/31/2015	$18.995066	$18.454006	0.000
1/1/2016 to 12/31/2016	$18.454006	$20.844689	0.000

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.96	0.0
1/1/2010 to 12/31/2010	$7.96	$9.08	0.0
1/1/2011 to 12/31/2011	$9.08	$8.68	0.0
1/1/2012 to 12/31/2012	$8.68	$9.43	0.0
1/1/2013 to 12/31/2013	$9.43	$12.139774	0.000
1/1/2014 to 12/31/2014	$12.139774	$13.233886	0.000
1/1/2015 to 12/31/2015	$13.233886	$13.503413	0.000
1/1/2016 to 12/31/2016	$13.503413	$14.253403	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

6/23/2008 to 12/31/2008	$11.92	$8.31	32,664.6
1/1/2009 to 12/31/2009	$8.31	$10.69	281,960.7
1/1/2010 to 12/31/2010	$10.69	$11.88	28,429.3
1/1/2011 to 12/31/2011	$11.88	$11.37	27,586.4
1/1/2012 to 12/31/2012	$11.37	$12.77	13,657.4
1/1/2013 to 12/31/2013	$12.77	$17.375522	10,509.318
1/1/2014 to 12/31/2014	$17.375522	$18.812983	7,902.010
1/1/2015 to 12/31/2015	$18.812983	$17.414771	138,141.815
1/1/2016 to 12/31/2016	$17.414771	$20.321965	98,156.403

BlackRock Capital Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$13.05	$8.44	71,843.4
1/1/2009 to 12/31/2009	$8.44	$11.38	276,989.9
1/1/2010 to 12/31/2010	$11.38	$13.39	380,893.7
1/1/2011 to 12/31/2011	$13.39	$12.01	474,071.0
1/1/2012 to 12/31/2012	$12.01	$13.49	374,488.4
1/1/2013 to 12/31/2013	$13.49	$17.813470	187,459.131
1/1/2014 to 12/31/2014	$17.813470	$19.042130	178,600.135
1/1/2015 to 12/31/2015	$19.042130	$20.075066	149,047.992
1/1/2016 to 12/31/2016	$20.075066	$19.734928	142,819.581

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.

6/23/2008 to 12/31/2008	$15.22	$12.26	149,658.0
1/1/2009 to 12/31/2009	$12.26	$14.72	857,230.8
1/1/2010 to 12/31/2010	$14.72	$15.95	920,588.0
1/1/2011 to 12/31/2011	$15.95	$15.15	873,275.6
1/1/2012 to 12/31/2012	$15.15	$16.45	771,765.3
1/1/2013 to 12/31/2013	$16.45	$18.569040	738,986.584
1/1/2014 to 12/31/2014	$18.569040	$18.663370	692,767.004
1/1/2015 to 12/31/2015	$18.663370	$18.219642	653,767.919
1/1/2016 to 12/31/2016	$18.219642	$18.649428	620,228.608

BlackRock Global Opportunities Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.19	16,149.7
1/1/2012 to 12/31/2012	$10.19	$11.51	11,740.6
1/1/2013 to 12/31/2013	$11.51	$14.754973	12,537.827
1/1/2014 to 12/31/2014	$14.754973	$13.882909	13,592.233
1/1/2015 to 12/31/2015	$13.882909	$13.745678	12,553.303
1/1/2016 to 12/31/2016	$13.745678	$13.965127	11,541.584

BlackRock Global SmallCap Fund, Inc.

6/23/2008 to 12/31/2008	$16.28	$10.36	0.0
1/1/2009 to 12/31/2009	$10.36	$13.78	0.0
1/1/2010 to 12/31/2010	$13.78	$16.08	0.0
1/1/2011 to 12/31/2011	$16.08	$14.17	0.0
1/1/2012 to 12/31/2012	$14.17	$16.30	0.0
1/1/2013 to 12/31/2013	$16.30	$21.769323	0.000
1/1/2014 to 12/31/2014	$21.769323	$21.597804	0.000
1/1/2015 to 12/31/2015	$21.597804	$20.061849	0.000
1/1/2016 to 12/31/2016	$20.061849	$21.299187	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	110,681.3
1/1/2012 to 12/31/2012	$10.18	$11.73	127,397.4
1/1/2013 to 12/31/2013	$11.73	$12.611170	229,124.767
1/1/2014 to 12/31/2014	$12.611170	$12.820047	205,260.229
1/1/2015 to 12/31/2015	$12.820047	$12.102008	205,836.923
1/1/2016 to 12/31/2016	$12.102008	$13.541348	175,577.234

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.19	10,876.4
1/1/2012 to 12/31/2012	$9.19	$10.37	27,646.7
1/1/2013 to 12/31/2013	$10.37	$12.499007	25,903.724
1/1/2014 to 12/31/2014	$12.499007	$11.630769	25,299.140
1/1/2015 to 12/31/2015	$11.630769	$11.079768	20,566.748
1/1/2016 to 12/31/2016	$11.079768	$10.967856	20,234.682

BlackRock International Index Fund

6/23/2008 to 12/31/2008	$15.29	$9.77	0.0
1/1/2009 to 12/31/2009	$9.77	$12.34	0.0
1/1/2010 to 12/31/2010	$12.34	$13.03	0.0
1/1/2011 to 12/31/2011	$13.03	$11.20	0.0
1/1/2012 to 12/31/2012	$11.20	$13.08	0.0
1/1/2013 to 12/31/2013	$13.08	$15.641385	0.000
1/1/2014 to 12/31/2014	$15.641385	$14.436788	0.000
1/1/2015 to 12/31/2015	$14.436788	$14.080424	0.000
1/1/2016 to 12/31/2016	$14.080424	$14.000545	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core Fund

6/23/2008 to 12/31/2008	$12.40	$8.85	1,947.1
1/1/2009 to 12/31/2009	$8.85	$10.52	21,542.7
1/1/2010 to 12/31/2010	$10.52	$11.52	15,393.1
1/1/2011 to 12/31/2011	$11.52	$11.36	24,606.0
1/1/2012 to 12/31/2012	$11.36	$12.80	23,266.2
1/1/2013 to 12/31/2013	$12.80	$16.861886	12,749.286
1/1/2014 to 12/31/2014	$16.861886	$18.573730	10,801.070
1/1/2015 to 12/31/2015	$18.573730	$18.337716	10,122.121
1/1/2016 to 12/31/2016	$18.337716	$19.906575	8,694.255

BlackRock Large Cap Growth Fund

6/23/2008 to 12/31/2008	$12.15	$8.54	1,246.0
1/1/2009 to 12/31/2009	$8.54	$11.04	271,699.3
1/1/2010 to 12/31/2010	$11.04	$12.19	12,051.4
1/1/2011 to 12/31/2011	$12.19	$12.05	25,918.3
1/1/2012 to 12/31/2012	$12.05	$13.61	27,724.2
1/1/2013 to 12/31/2013	$13.61	$17.860826	19,996.432
1/1/2014 to 12/31/2014	$17.860826	$20.098480	15,353.503
1/1/2015 to 12/31/2015	$20.098480	$20.276166	19,939.933
1/1/2016 to 12/31/2016	$20.276166	$21.515628	16,949.164

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund

6/23/2008 to 12/31/2008	$13.24	$9.39	13,723.4
1/1/2009 to 12/31/2009	$9.39	$10.57	21,157.2
1/1/2010 to 12/31/2010	$10.57	$11.51	21,007.0
1/1/2011 to 12/31/2011	$11.51	$11.02	25,942.3
1/1/2012 to 12/31/2012	$11.02	$12.23	15,710.1
1/1/2013 to 12/31/2013	$12.23	$16.013300	21,823.387
1/1/2014 to 12/31/2014	$16.013300	$17.629510	17,344.835
1/1/2015 to 12/31/2015	$17.629510	$17.033573	16,258.289
1/1/2016 to 12/31/2016	$17.033573	$19.071999	15,315.878

BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.93	0.0
1/1/2012 to 12/31/2012	$9.93	$10.27	0.0
1/1/2013 to 12/31/2013	$10.27	$10.229319	0.000
1/1/2014 to 12/31/2014	$10.229319	$10.211412	0.000
1/1/2015 to 12/31/2015	$10.211412	$10.123064	0.000
1/1/2016 to 12/31/2016	$10.123064	$10.153259	0.000

BlackRock Small Cap Index Fund

6/23/2008 to 12/31/2008	$12.14	$8.42	0.0
1/1/2009 to 12/31/2009	$8.42	$10.50	0.0
1/1/2010 to 12/31/2010	$10.50	$13.09	0.0
1/1/2011 to 12/31/2011	$13.09	$12.30	0.0
1/1/2012 to 12/31/2012	$12.30	$14.07	0.0
1/1/2013 to 12/31/2013	$14.07	$19.257856	0.000
1/1/2014 to 12/31/2014	$19.257856	$19.862612	0.000
1/1/2015 to 12/31/2015	$19.862612	$18.683173	0.000
1/1/2016 to 12/31/2016	$18.683173	$22.311304	0.000

BlackRock S&P 500 Index Fund

4/19/2013 to 12/31/2013	$10.00	$11.914041	43,974.056
1/1/2014 to 12/31/2014	$11.914041	$13.311855	40,857.944
1/1/2015 to 12/31/2015	$13.311855	$13.268022	39,211.558
1/1/2016 to 12/31/2016	$13.268022	$14.604002	37,141.385

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Portfolio

6/23/2008 to 12/31/2008	$10.42	$9.31	0.0
1/1/2009 to 12/31/2009	$9.31	$10.65	1,835.0
1/1/2010 to 12/31/2010	$10.65	$11.53	1,613.4
1/1/2011 to 12/31/2011	$11.53	$11.87	3,342.6
1/1/2012 to 12/31/2012	$11.87	$12.85	14,232.7
1/1/2013 to 12/31/2013	$12.85	$12.612032	12,337.525
1/1/2014 to 12/31/2014	$12.612032	$13.405910	36,676.192
1/1/2015 to 12/31/2015	$13.405910	$13.229398	299,683.441
1/1/2016 to 12/31/2016	$13.229398	$13.469183	370,784.197

BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.29	24,744.8
1/1/2012 to 12/31/2012	$10.29	$10.41	25,353.7
1/1/2013 to 12/31/2013	$10.41	$10.004616	26,811.089
1/1/2014 to 12/31/2014	$10.004616	$10.397641	25,718.703
1/1/2015 to 12/31/2015	$10.397641	$10.284470	24,762.819
1/1/2016 to 12/31/2016	$10.284470	$10.270206	17,610.003

BlackRock Value Opportunities Fund, Inc.

6/23/2008 to 12/31/2008	$12.08	$7.45	3,376.2
1/1/2009 to 12/31/2009	$7.45	$9.38	12,229.6
1/1/2010 to 12/31/2010	$9.38	$11.87	11,025.4
1/1/2011 to 12/31/2011	$11.87	$11.39	13,704.7
1/1/2012 to 12/31/2012	$11.39	$12.72	10,065.1
1/1/2013 to 12/31/2013	$12.72	$17.869511	8,036.006
1/1/2014 to 12/31/2014	$17.869511	$18.466546	7,658.522
1/1/2015 to 12/31/2015	$18.466546	$16.955204	7,473.383
1/1/2016 to 12/31/2016	$16.955204	$20.644730	6,490.978

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

6/23/2008 to 12/31/2008	$11.70	$7.50	0.0
1/1/2009 to 12/31/2009	$7.50	$10.17	0.0
1/1/2010 to 12/31/2010	$10.17	$12.70	0.0
1/1/2011 to 12/31/2011	$12.70	$13.29	0.0
1/1/2012 to 12/31/2012	$13.29	$15.35	0.0
1/1/2013 to 12/31/2013	$15.35	$15.816831	0.000
1/1/2014 to 12/31/2014	$15.816831	$20.618708	0.000
1/1/2015 to 12/31/2015	$20.618708	$21.837268	0.000
1/1/2016 to 12/31/2016	$21.837268	$23.215646	0.000

Columbia Acorn International Fund

6/23/2008 to 12/31/2008	$10.37	$6.01	2,418.6
1/1/2009 to 12/31/2009	$6.01	$8.92	11,820.3
1/1/2010 to 12/31/2010	$8.92	$10.75	163,538.3
1/1/2011 to 12/31/2011	$10.75	$9.09	203,119.4
1/1/2012 to 12/31/2012	$9.09	$10.87	194,943.2
1/1/2013 to 12/31/2013	$10.87	$13.077741	247,171.594
1/1/2014 to 12/31/2014	$13.077741	$12.311814	243,550.466
1/1/2015 to 12/31/2015	$12.311814	$11.953066	226,594.012
1/1/2016 to 12/31/2016	$11.953066	$11.497714	207,829.031

Columbia Acorn USA

6/23/2008 to 12/31/2008	$13.03	$8.20	12,153.2
1/1/2009 to 12/31/2009	$8.20	$11.42	71,135.6
1/1/2010 to 12/31/2010	$11.42	$13.83	75,101.9
1/1/2011 to 12/31/2011	$13.83	$12.94	115,371.8
1/1/2012 to 12/31/2012	$12.94	$15.14	118,568.9
1/1/2013 to 12/31/2013	$15.14	$19.773997	122,783.866
1/1/2014 to 12/31/2014	$19.773997	$20.162684	122,489.758
1/1/2015 to 12/31/2015	$20.162684	$19.574579	60,279.092
1/1/2016 to 12/31/2016	$19.574579	$21.765029	55,063.197

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965290	$10.069294	21,762.309

Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.66	0.0
1/1/2012 to 12/31/2012	$8.66	$9.46	3,288.2
1/1/2013 to 12/31/2013	$9.46	$12.216643	7,446.507
1/1/2014 to 12/31/2014	$12.216643	$12.893621	7,200.589
1/1/2015 to 12/31/2015	$12.893621	$13.357948	6,731.629
1/1/2016 to 12/31/2016	$13.357948	$13.425795	6,941.243

Davis New York Venture Fund, Inc.

6/23/2008 to 12/31/2008	$12.57	$8.24	25,270.4
1/1/2009 to 12/31/2009	$8.24	$10.74	326,564.5
1/1/2010 to 12/31/2010	$10.74	$11.88	68,497.5
1/1/2011 to 12/31/2011	$11.88	$11.16	60,138.6
1/1/2012 to 12/31/2012	$11.16	$12.42	53,543.6
1/1/2013 to 12/31/2013	$12.42	$16.483422	49,277.018
1/1/2014 to 12/31/2014	$16.483422	$17.327433	38,569.626
1/1/2015 to 12/31/2015	$17.327433	$17.603151	27,871.157
1/1/2016 to 12/31/2016	$17.603151	$19.494972	20,613.075

Delaware Smid Cap Growth Fund

10/08/2010 to 12/31/2010	$10.00	$11.32	2,304.1
1/1/2011 to 12/31/2011	$11.32	$12.06	8,528.7
1/1/2012 to 12/31/2012	$12.06	$13.13	14,434.3
1/1/2013 to 12/31/2013	$13.13	$18.247338	7960.432
1/1/2014 to 12/31/2014	$18.247338	$18.507924	7,782.088
1/1/2015 to 12/31/2015	$18.507924	$19.547867	6,964.402
1/1/2016 to 12/31/2016	$19.547867	$18.451648	7,466.673

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.26	$8.84	55,014.0
1/1/2009 to 12/31/2009	$8.84	$10.55	542.7
1/1/2010 to 12/31/2010	$10.55	$12.00	186,510.7
1/1/2011 to 12/31/2011	$12.00	$12.74	199,053.5
1/1/2012 to 12/31/2012	$12.74	$13.85	171,286.6
1/1/2013 to 12/31/2013	$13.85	$16.591532	111,158.101
1/1/2014 to 12/31/2014	$16.591532	$17.722869	101,163.929
1/1/2015 to 12/31/2015	$17.722869	$17.045567	54,445.284
1/1/2016 to 12/31/2016	$17.045567	$18.034098	49,172.022

Eaton Vance Floating-Rate Fund

6/23/2008 to 12/31/2008	$10.76	$7.49	5,673.8
1/1/2009 to 12/31/2009	$7.49	$10.81	14,999.8
1/1/2010 to 12/31/2010	$10.81	$11.65	17,487.9
1/1/2011 to 12/31/2011	$11.65	$11.74	29,078.0
1/1/2012 to 12/31/2012	$11.74	$12.52	28,453.4
1/1/2013 to 12/31/2013	$12.52	$12.916755	34,830.393
1/1/2014 to 12/31/2014	$12.916755	$12.790715	34,342.910
1/1/2015 to 12/31/2015	$12.790715	$12.377737	29,095.198
1/1/2016 to 12/31/2016	$12.377737	$13.547431	30,176.517

Eaton Vance Large-Cap Value Fund

6/23/2008 to 12/31/2008	$10.21	$6.99	45,508.8
1/1/2009 to 12/31/2009	$6.99	$8.07	374,090.3
1/1/2010 to 12/31/2010	$8.07	$8.76	580,484.3
1/1/2011 to 12/31/2011	$8.76	$8.26	585,254.2
1/1/2012 to 12/31/2012	$8.26	$9.43	415,358.8
1/1/2013 to 12/31/2013	$9.43	$12.031533	307,976.221
1/1/2014 to 12/31/2014	$12.031533	$13.171181	40,440.321
1/1/2015 to 12/31/2015	$13.171181	$12.854179	38,135.689
1/1/2016 to 12/31/2016	$12.854179	$13.895201	34,552.603

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Equity Income Fund, Inc.

4/19/2013 to 12/31/2013	$10.00	$11.931726	9,023.567
1/1/2014 to 12/31/2014	$11.931726	$12.706480	7,289.124
1/1/2015 to 12/31/2015	$12.706480	$11.855407	7,327.890
1/1/2016 to 12/31/2016	$11.855407	$12.807340	7,236.919

Federated Kaufmann Fund

6/23/2008 to 12/31/2008	$14.88	$9.63	17,135.3
1/1/2009 to 12/31/2009	$9.63	$12.33	48,656.3
1/1/2010 to 12/31/2010	$12.33	$14.42	19,206.1
1/1/2011 to 12/31/2011	$14.42	$12.29	23,044.7
1/1/2012 to 12/31/2012	$12.29	$14.22	19,855.3
1/1/2013 to 12/31/2013	$14.22	$19.690953	15,340.298
1/1/2014 to 12/31/2014	$19.690953	$21.204857	15,216.367
1/1/2015 to 12/31/2015	$21.204857	$22.169989	10,394.544
1/1/2016 to 12/31/2016	$22.169989	$22.545476	9,213.729

Fidelity® Advisor Equity Growth Fund

6/23/2008 to 12/31/2008	$13.44	$7.69	0.0
1/1/2009 to 12/31/2009	$7.69	$9.71	0.0
1/1/2010 to 12/31/2010	$9.71	$11.84	0.0
1/1/2011 to 12/31/2011	$11.84	$11.68	0.0
1/1/2012 to 12/31/2012	$11.68	$13.15	0.0
1/1/2013 to 12/31/2013	$13.15	$17.602418	0.000
1/1/2014 to 12/31/2014	$17.602418	$19.259419	0.000
1/1/2015 to 12/31/2015	$19.259419	$20.281776	0.000
1/1/2016 to 12/31/2016	$20.281776	$20.069465	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Comstock Fund

6/23/2008 to 12/31/2008	$10.62	$7.86	0.0
1/1/2009 to 12/31/2009	$7.86	$10.04	5,209.4
1/1/2010 to 12/31/2010	$10.04	$11.45	398,751.7
1/1/2011 to 12/31/2011	$11.45	$11.07	498,068.9
1/1/2012 to 12/31/2012	$11.07	$12.99	350,750.3
1/1/2013 to 12/31/2013	$12.99	$17.330809	324,602.857
1/1/2014 to 12/31/2014	$17.330809	$18.658111	242,450.279
1/1/2015 to 12/31/2015	$18.658111	$17.315366	177,761.413
1/1/2016 to 12/31/2016	$17.315366	$20.130012	119,829.813

Invesco Mid Cap Core Equity Fund

6/23/2008 to 12/31/2008	$13.09	$9.72	1,899.9
1/1/2009 to 12/31/2009	$9.72	$12.49	82,900.8
1/1/2010 to 12/31/2010	$12.49	$13.86	30,591.6
1/1/2011 to 12/31/2011	$13.86	$12.82	27,379.7
1/1/2012 to 12/31/2012	$12.82	$13.96	21,292.8
1/1/2013 to 12/31/2013	$13.96	$17.798211	12,637.577
1/1/2014 to 12/31/2014	$17.798211	$18.351035	10,537.505
1/1/2015 to 12/31/2015	$18.351035	$17.320306	10,691.346
1/1/2016 to 12/31/2016	$17.320306	$19.139832	8,400.669

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.92	46,872.5
1/1/2012 to 12/31/2012	$0.92	$1.06	41,396.6
1/1/2013 to 12/31/2013	$1.06	$1.389830	41,599.729
1/1/2014 to 12/31/2014	$1.389830	$1.461842	38,816.722
1/1/2015 to 12/31/2015	$1.461842	$1.291843	41,067.020
1/1/2016 to 12/31/2016	$1.291843	$1.504073	40,658.490

Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.93	$12.73	40,331.4
1/1/2010 to 12/31/2010	$12.73	$15,76	12,096.2
1/1/2011 to 12/31/2011	$15,76	$15.25	14,829.5
1/1/2012 to 12/31/2012	$15.25	$17.65	14,221.4
1/1/2013 to 12/31/2013	$17.65	$22.712576	20,595.287
1/1/2014 to 12/31/2014	$22.712576	$25.016077	17,707.427
1/1/2015 to 12/31/2015	$25.016077	$25.444333	91,280.621
1/1/2016 to 12/31/2016	$25.444333	$28.031205	110,322.512

Janus Forty Fund

7/6/2009 to 12/31/2009	$7.39	$10.48	425,158.0
1/1/2010 to 12/31/2010	$10.48	$10.94	129,158.8
1/1/2011 to 12/31/2011	$10.94	$10.03	127,150.8
1/1/2012 to 12/31/2012	$10.03	$12.25	114,601.8
1/1/2013 to 12/31/2013	$12.25	$15.926006	102,263.968
1/1/2014 to 12/31/2014	$15.926006	$17.050996	94,647.606
1/1/2015 to 12/31/2015	$17.050996	$18.815565	74,205.363
1/1/2016 to 12/31/2016	$18.815565	$18.942864	72,459.641

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Multi-Capital Market Neutral Fund

6/23/2008 to 12/31/2008	$10.14	$9.94	0.0
1/1/2009 to 12/31/2009	$9.94	$9.78	1,768.9
1/1/2010 to 12/31/2010	$9.78	$9.21	3,174.8
1/1/2011 to 12/31/2011	$9.21	$9.05	4,040.1
1/1/2012 to 12/31/2012	$9.05	$8.93	2,578.9
1/1/2013 to 12/31/2013	$8.93	$9.168179	2,886.372
1/1/2014 to 12/31/2014	$9.168179	$9.172763	2,935.979
1/1/2015 to 12/31/2015	$9.172763	$9.157591	2,888.902
1/1/2016 to 12/31/2016	$9.157591	$8.910976	3,001.698

JPMorgan Small Cap Growth Fund

6/23/2008 to 12/31/2008	$9.49	$6.13	5,256.6
1/1/2009 to 12/31/2009	$6.13	$8.39	11,574.2
1/1/2010 to 12/31/2010	$8.39	$11.08	10,252.8
1/1/2011 to 12/31/2011	$11.08	$10.55	11,693.7
1/1/2012 to 12/31/2012	$10.55	$11.68	9,341.6
1/1/2013 to 12/31/2013	$11.68	$17.032754	17,673.996
1/1/2014 to 12/31/2014	$17.032754	$16.767857	12,667.444
1/1/2015 to 12/31/2015	$16.767857	$16.187188	9,007.059
1/1/2016 to 12/31/2016	$16.187188	$17.215919	7,620.421

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.

6/23/2008 to 12/31/2008	$11.61	$8.29	42,253.5
1/1/2009 to 12/31/2009	$8.29	$9.76	15,475.4
1/1/2010 to 12/31/2010	$9.76	$11.01	13,970.4
1/1/2011 to 12/31/2011	$11.01	$10.01	24,478.9
1/1/2012 to 12/31/2012	$10.01	$11.45	21,982.9
1/1/2013 to 12/31/2013	$11.45	$14.923094	18,913.469
1/1/2014 to 12/31/2014	$14.923094	$16.499744	17,237.986
1/1/2015 to 12/31/2015	$16.499744	$15.594359	16,227.567
1/1/2016 to 12/31/2016	$15.594359	$18.053735	14,801.105

Lord Abbett Bond-Debenture Fund, Inc.

6/23/2008 to 12/31/2008	$11.63	$9.23	3,447.3
1/1/2009 to 12/31/2009	$9.23	$12.34	40,265.3
1/1/2010 to 12/31/2010	$12.34	$13.75	37,773.6
1/1/2011 to 12/31/2011	$13.75	$14.09	30,855.4
1/1/2012 to 12/31/2012	$14.09	$15.75	28,370.1
1/1/2013 to 12/31/2013	$15.75	$16.744531	39,196.467
1/1/2014 to 12/31/2014	$16.744531	$17.265115	25,849.072
1/1/2015 to 12/31/2015	$17.265115	$16.736512	25,676.237
1/1/2016 to 12/31/2016	$16.736512	$18.552275	24,357.551

Lord Abbett Mid Cap Stock Fund, Inc.

6/23/2008 to 12/31/2008	$11.77	$7.91	18,194.4
1/1/2009 to 12/31/2009	$7.91	$9.88	23,902.5
1/1/2010 to 12/31/2010	$9.88	$12.24	22,899.3
1/1/2011 to 12/31/2011	$12.24	$11.60	21,391.2
1/1/2012 to 12/31/2012	$11.60	$13.10	17,590.9
1/1/2013 to 12/31/2013	$13.10	$16.848045	18,826.605
1/1/2014 to 12/31/2014	$16.848045	$18.550565	17,454.879
1/1/2015 to 12/31/2015	$18.550565	$17.651473	15,908.191
1/1/2016 to 12/31/2016	$17.651473	$20.308568	14,695.138

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund

6/23/2008 to 12/31/2008	$12.52	$7.09	0.0
1/1/2009 to 12/31/2009	$7.09	$10.05	0.0
1/1/2010 to 12/31/2010	$10.05	$10.82	0.0
1/1/2011 to 12/31/2011	$10.82	$10.51	0.0
1/1/2012 to 12/31/2012	$10.51	$11.78	0.0
1/1/2013 to 12/31/2013	$11.78	$15.024670	0.000
1/1/2014 to 12/31/2014	$15.024670	$17.056513	0.000
1/1/2015 to 12/31/2015	$17.056513	$17.368940	0.000
1/1/2016 to 12/31/2016	$17.368940	$16.735359	4,131.846

Oppenheimer Main Street Fund®

6/23/2008 to 12/31/2008	$12.15	$7.97	0.0
1/1/2009 to 12/31/2009	$7.97	$10.12	0.0
1/1/2010 to 12/31/2010	$10.12	$11.56	0.0
1/1/2011 to 12/31/2011	$11.56	$11.38	1,470.2
1/1/2012 to 12/31/2012	$11.38	$13.09	3,534.5
1/1/2013 to 12/31/2013	$13.09	$16.986957	3,673.518
1/1/2014 to 12/31/2014	$16.986957	$18.512274	3,711.353
1/1/2015 to 12/31/2015	$18.512274	$18.832746	3,113.359
1/1/2016 to 12/31/2016	$18.832746	$20.702039	3,708.573

Oppenheimer Main Street Mid Cap Fund®

6/23/2008 to 12/31/2008	$12.80	$8.29	0.0
1/1/2009 to 12/31/2009	$8.29	$11.20	7,165.7
1/1/2010 to 12/31/2010	$11.20	$13.61	4,661.5
1/1/2011 to 12/31/2011	$13.61	$13.07	10,064.3
1/1/2012 to 12/31/2012	$13.07	$15.06	8,567.3
1/1/2013 to 12/31/2013	$15.06	$19.814817	5,934.621
1/1/2014 to 12/31/2014	$19.814817	$21.948452	5,385.147
1/1/2015 to 12/31/2015	$21.948452	$20.090663	5,405.127
1/1/2016 to 12/31/2016	$20.090663	$22.481583	4,922.993

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy Fund

6/23/2008 to 12/31/2008	$16.80	$7.38	24,826.4
1/1/2009 to 12/31/2009	$7.38	$10.15	109,211.9
1/1/2010 to 12/31/2010	$10.15	$12.37	103,106.5
1/1/2011 to 12/31/2011	$12.37	$11.22	102,792.7
1/1/2012 to 12/31/2012	$11.22	$11.60	132,504.7
1/1/2013 to 12/31/2013	$11.60	$9.727104	162,614.002
1/1/2014 to 12/31/2014	$9.727104	$7.816750	175,308.396
1/1/2015 to 12/31/2015	$7.816750	$5.700655	224,172.045
1/1/2016 to 12/31/2016	$5.700655	$6.419251	204,171.832

PIMCO Low Duration Fund

6/23/2008 to 12/31/2008	$10.52	$10.20	630.8
1/1/2009 to 12/31/2009	$10.20	$11.37	36,352.9
1/1/2010 to 12/31/2010	$11.37	$11.73	240,590.2
1/1/2011 to 12/31/2011	$11.73	$11.73	237,785.4
1/1/2012 to 12/31/2012	$11.73	$12.24	389,518.6
1/1/2013 to 12/31/2013	$12.24	$12.050334	551,157.524
1/1/2014 to 12/31/2014	$12.050334	$11.940474	540,859.368
1/1/2015 to 12/31/2015	$11.940474	$11.818666	498,410.899
1/1/2016 to 12/31/2016	$11.818666	$11.843487	475,301.058

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund

6/23/2008 to 12/31/2008	$11.36	$10.25	70,276.3
1/1/2009 to 12/31/2009	$10.25	$11.98	227,943.3
1/1/2010 to 12/31/2010	$11.98	$12.69	296,727.1
1/1/2011 to 12/31/2011	$12.69	$13.91	274,408.7
1/1/2012 to 12/31/2012	$13.91	$14.94	354,301.8
1/1/2013 to 12/31/2013	$14.94	$13.348760	340,299.312
1/1/2014 to 12/31/2014	$13.348760	$13.565353	322,624.009
1/1/2015 to 12/31/2015	$13.565353	$12.963112	307,080.489
1/1/2016 to 12/31/2016	$12.963112	$13.380998	280,223.056

PIMCO Total Return Fund

6/23/2008 to 12/31/2008	$11.19	$11.48	255,994.8
1/1/2009 to 12/31/2009	$11.48	$12.84	1,216,927.9
1/1/2010 to 12/31/2010	$12.84	$13.73	1,040,078.0
1/1/2011 to 12/31/2011	$13.73	$14.06	957,279.5
1/1/2012 to 12/31/2012	$14.06	$15.25	1,159,432.9
1/1/2013 to 12/31/2013	$15.25	$14.697240	997,677.551
1/1/2014 to 12/31/2014	$14.697240	$15.121205	915,887.889
1/1/2015 to 12/31/2015	$15.121205	$14.969042	613,737.227
1/1/2016 to 12/31/2016	$14.969042	$15.094078	463,707.059

Pioneer Emerging Markets Fund

6/23/2008 to 12/31/2008	$14.75	$6.75	4,285.0
1/1/2009 to 12/31/2009	$6.75	$11.57	78,179.8
1/1/2010 to 12/31/2010	$11.57	$13.26	40,707.4
1/1/2011 to 12/31/2011	$13.26	$9.91	55,073.4
1/1/2012 to 12/31/2012	$9.91	$10.88	58,468.5
1/1/2013 to 12/31/2013	$10.88	$10.503631	58,650.396
1/1/2014 to 12/31/2014	$10.503631	$8.974923	56,722.386
1/1/2015 to 12/31/2015	$8.974923	$7.392843	59,361.528
1/1/2016 to 12/31/2016	$7.392843	$7.813254	57,145.630

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Fund

6/23/2008 to 12/31/2008	$12.55	$8.81	0.0
1/1/2009 to 12/31/2009	$8.81	$10.80	0.0
1/1/2010 to 12/31/2010	$10.80	$12.33	8,191.6
1/1/2011 to 12/31/2011	$12.33	$11.61	3,612.8
1/1/2012 to 12/31/2012	$11.61	$12.59	3,478.4
1/1/2013 to 12/31/2013	$12.59	$16.525632	3,230.980
1/1/2014 to 12/31/2014	$16.525632	$18.076440	3,078.157
1/1/2015 to 12/31/2015	$18.076440	$17.757634	3,028.900
1/1/2016 to 12/31/2016	$17.757634	$19.201614	2,941.296

Pioneer High Yield Fund

6/23/2008 to 12/31/2008	$11.84	$7.45	678.9
1/1/2009 to 12/31/2009	$7.45	$11.92	74,208.5
1/1/2010 to 12/31/2010	$11.92	$13.83	29,496.4
1/1/2011 to 12/31/2011	$13.83	$13.41	38,174.0
1/1/2012 to 12/31/2012	$13.41	$15.22	38,739.6
1/1/2013 to 12/31/2013	$15.22	$16.862975	33,293.351
1/1/2014 to 12/31/2014	$16.862975	$16.607464	33,262.429
1/1/2015 to 12/31/2015	$16.607464	$15.583843	27,424.293
1/1/2016 to 12/31/2016	$15.583843	$17.549272	24,679.907

Pioneer Real Estate Shares Fund

6/23/2008 to 12/31/2008	$10.27	$6.33	17,095.1
1/1/2009 to 12/31/2009	$6.33	$8.13	72,543.6
1/1/2010 to 12/31/2010	$8.13	$10.29	29,647.6
1/1/2011 to 12/31/2011	$10.29	$11.05	24,638.7
1/1/2012 to 12/31/2012	$11.05	$12.62	21,723.8
1/1/2013 to 12/31/2013	$12.62	$12.593128	26,773.418
1/1/2014 to 12/31/2014	$12.593128	$16.105325	24,299.017
1/1/2015 to 12/31/2015	$16.105325	$16.567014	20,577.554
1/1/2016 to 12/31/2016	$16.567014	$17.342740	19,159.743

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.33	369.6
1/1/2010 to 12/31/2010	$11.33	$13.37	0.0
1/1/2011 to 12/31/2011	$13.37	$12.86	0.0
1/1/2012 to 12/31/2012	$12.86	$13.52	0.0
1/1/2013 to 12/31/2013	$13.52	$19.266250	0.000
1/1/2014 to 12/31/2014	$19.266250	$20.726232	0.000
1/1/2015 to 12/31/2015	$20.726232	$20.729505	0.000
1/1/2016 to 12/31/2016	$20.729505	$21.164130	0.000

Ready Assets Government Liquidity Fund

6/23/2008 to 12/31/2008	$10.87	$10.92	43,082.1
1/1/2009 to 12/31/2009	$10.92	$10.80	12,281.9
1/1/2010 to 12/31/2010	$10.80	$10.65	1,939.0
1/1/2011 to 12/31/2011	$10.65	$10.51	24,131.9
1/1/2012 to 12/31/2012	$10.51	$10.37	18,009.8
1/1/2013 to 12/31/2013	$10.37	$10.232061	31,370.330
1/1/2014 to 12/31/2014	$10.232061	$10.095520	12,370.853
1/1/2015 to 12/31/2015	$10.095520	$9.960440	9,643.875
1/1/2016 to 12/31/2016	$9.960440	$9.827330	10,414.622

TA Dividend Focused

02/05/2014 to 12/31/2014	$10.007984	$11.395699	356,322.578
1/1/2015 to 12/31/2015	$11.395699	$10.911353	220,461.816
1/1/2016 to 12/31/2016	$10.911353	$12.339731	357,175.764

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	79,377.1
1/1/2010 to 12/31/2010	$1.02	$1.13	46,561.0
1/1/2011 to 12/31/2011	$1.13	$1.15	31,631.6
1/1/2012 to 12/31/2012	$1.15	$1.28	29,348.7
1/1/2013 to 12/31/2013	$1.28	$1.306897	82,228.017
1/1/2014 to 12/31/2014	$1.306897	$1.337548	100,578.167
1/1/2015 to 12/31/2015	$1.337548	$1.310038	106,294.866
1/1/2016 to 12/31/2016	$1.310038	$1.366247	124,803.230

TA Multi-Cap Growth

6/23/2008 to 12/31/2008	$10.40	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$8.99	0.0
1/1/2010 to 12/31/2010	$8.99	$11.95	148,818.2
1/1/2011 to 12/31/2011	$11.95	$10.65	172,359.0
1/1/2012 to 12/31/2012	$10.65	$11.41	173,997.5
1/1/2013 to 12/31/2013	$11.41	$15.545192	145,175.666
1/1/2014 to 12/31/2014	$15.545192	$15.202004	143,177.066
1/1/2015 to 12/31/2015	$15.202004	$14.128326	66,708.256
1/1/2016 to 12/31/2016	$14.128326	$12.360429	7,395.497

TA Small/Mid Cap Value

6/23/2008 to 12/31/2008	$10.93	$6.33	1,722.2
1/1/2009 to 12/31/2009	$6.33	$8.90	21,722.4
1/1/2010 to 12/31/2010	$8.90	$11.36	64.504.6
1/1/2011 to 12/31/2011	$11.36	$10.84	69,277.9
1/1/2012 to 12/31/2012	$10.84	$12.38	62,827.9
1/1/2013 to 12/31/2013	$12.38	$16.599854	231,327.775
1/1/2014 to 12/31/2014	$16.599854	$17.122199	223,505.536
1/1/2015 to 12/31/2015	$17.122199	$16.353127	207,244.542
1/1/2016 to 12/31/2016	$16.353127	$19.480808	183,952.838

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.04	510,593.9
1/1/2013 to 12/31/2013	$10.04	$13.068220	309,749.152
1/1/2014 to 12/31/2014	$13.068220	$14.252002	283,582.474
1/1/2015 to 12/31/2015	$14.252002	$14.952912	237,481.180
1/1/2016 to 12/31/2016	$14.952912	$15.102216	223,330.569

Templeton Foreign Fund

6/23/2008 to 12/31/2008	$14.52	$9.03	7,473.2
1/1/2009 to 12/31/2009	$9.03	$13.34	34,322.6
1/1/2010 to 12/31/2010	$13.34	$14.29	417,682.1
1/1/2011 to 12/31/2011	$14.29	$12.30	449,576.2
1/1/2012 to 12/31/2012	$12.30	$14.39	353,354.7
1/1/2013 to 12/31/2013	$14.39	$18.056061	326,670.868
1/1/2014 to 12/31/2014	$18.056061	$15.889769	326,482.768
1/1/2015 to 12/31/2015	$15.889769	$14.565180	386,535.245
1/1/2016 to 12/31/2016	$14.565180	$16.041834	306,590.290

Templeton Growth Fund, Inc.

6/23/2008 to 12/31/2008	$12.29	$8.07	0.0
1/1/2009 to 12/31/2009	$8.07	$10.41	4,142.9
1/1/2010 to 12/31/2010	$10.41	$11.05	5,608.6
1/1/2011 to 12/31/2011	$11.05	$10.20	5,949.1
1/1/2012 to 12/31/2012	$10.20	$12.23	10,523.8
1/1/2013 to 12/31/2013	$12.23	$15.711001	9,326.495
1/1/2014 to 12/31/2014	$15.711001	$15.203490	7,970.567
1/1/2015 to 12/31/2015	$15.203490	$14.030728	7,724.818
1/1/2016 to 12/31/2016	$14.030728	$15.097676	6,318.166

Class L

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

1/1/2007 to 12/31/2007	$13.24	$13.35	308,583.1
1/1/2008 to 12/31/2008	$13.35	$8.61	340,311.2
1/1/2009 to 12/31/2009	$8.61	$12.03	68,614.2
1/1/2010 to 12/31/2010	$12.03	$15.00	60,721.9
1/1/2011 to 12/31/2011	$15.00	$13.55	108,400.7
1/1/2012 to 12/31/2012	$13.55	$15.76	95,056.9
1/1/2013 to 12/31/2013	$15.76	$21.318600	80,015.507
1/1/2014 to 12/31/2014	$21.318600	$22.821760	42,766.114
1/1/2015 to 12/31/2015	$22.821760	$21.167795	37,667.462
1/1/2016 to 12/31/2016	$21.167795	$25.950078	28,935.001

AB International Value Fund

5/1/2007 to 12/31/2007	$10.54	$10.41	63,712.2
1/1/2008 to 12/31/2008	$10.41	$4.77	115,591.0
1/1/2009 to 12/31/2009	$4.77	$6.31	108,468.1
1/1/2010 to 12/31/2010	$6.31	$6.43	107,003.8
1/1/2011 to 12/31/2011	$6.43	$5.06	74,690.0
1/1/2012 to 12/31/2012	$5.06	$5.69	74,670.2
1/1/2013 to 12/31/2013	$5.69	$6.846144	48,994.393
1/1/2014 to 12/31/2014	$6.846144	$6.305167	50,693.250
1/1/2015 to 12/31/2015	$6.305167	$6.371215	44,656.110
1/1/2016 to 12/31/2016	$6.371215	$6.218549	56,692.283

AB Value Fund

1/1/2007 to 12/31/2007	$13.50	$12.71	27,861.0
1/1/2008 to 12/31/2008	$12.71	$7.28	33,784.5
1/1/2009 to 12/31/2009	$7.28	$8.55	35,592.7
1/1/2010 to 12/31/2010	$8.55	$9.38	34,153.8
1/1/2011 to 12/31/2011	$9.38	$8.88	44,232.2
1/1/2012 to 12/31/2012	$8.88	$10.05	39,198.7
1/1/2013 to 12/31/2013	$10.05	$13.445204	37,002.650
1/1/2014 to 12/31/2014	$13.445204	$14.784442	34,838.158
1/1/2015 to 12/31/2015	$14.784442	$13.456137	33,212.925
1/1/2016 to 12/31/2016	$13.456137	$14.716632	26,683.804

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Dividend Value Fund

5/1/2007 to 12/31/2007	$10.51	$10.26	36,099.6
1/1/2008 to 12/31/2008	$10.26	$6.45	92,539.5
1/1/2009 to 12/31/2009	$6.45	$7.17	102,010.8
1/1/2010 to 12/31/2010	$7.17	$8.00	86,081.1
1/1/2011 to 12/31/2011	$8.00	$8.13	172,375.6
1/1/2012 to 12/31/2012	$8.13	$9.13	172,239.5
1/1/2013 to 12/31/2013	$9.13	$11.569919	151,693.924
1/1/2014 to 12/31/2014	$11.569919	$12.503315	149,860.413
1/1/2015 to 12/31/2015	$12.503315	$11.260069	126,354.533
1/1/2016 to 12/31/2016	$11.260069	$12.860072	113,090.852

AllianzGI NFJ Mid-Cap Value Fund

1/1/2007 to 12/31/2007	$11.85	$12.33	7,856.4
1/1/2008 to 12/31/2008	$12.33	$7.29	4,363.4
1/1/2009 to 12/31/2009	$7.29	$9.59	4,303.1
1/1/2010 to 12/31/2010	$9.59	$11.39	2,706.2
1/1/2011 to 12/31/2011	$11.39	$11.09	2,681.9
1/1/2012 to 12/31/2012	$11.09	$12.60	2,623.4
1/1/2013 to 12/31/2013	$12.60	$16.391071	2,508.336
1/1/2014 to 12/31/2014	$16.391071	$17.515675	2,489.349
1/1/2015 to 12/31/2015	$17.515675	$16.669001	1,716.747
1/1/2016 to 12/31/2016	$16.669001	$19.195770	1,698.106

AllianzGI NFJ Small-Cap Value Fund

1/1/2007 to 12/31/2007	$14.20	$14.85	178,724.6
1/1/2008 to 12/31/2008	$14.85	$10.76	168,241.3
1/1/2009 to 12/31/2009	$10.76	$13.14	150,191.8
1/1/2010 to 12/31/2010	$13.14	$16.18	130,009.7
1/1/2011 to 12/31/2011	$16.18	$16.29	59,288.6
1/1/2012 to 12/31/2012	$16.29	$17.71	50,407.0
1/1/2013 to 12/31/2013	$17.71	$22.963789	45,046.160
1/1/2014 to 12/31/2014	$22.963789	$22.994259	40,785.086
1/1/2015 to 12/31/2015	$22.994259	$20.781660	33,726.721
1/1/2016 to 12/31/2016	$20.781660	$25.173992	31,708.827

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

1/1/2007 to 12/31/2007	$12.61	$12.60	3,885.7
1/1/2008 to 12/31/2008	$12.60	$9.90	3,676.0
1/1/2009 to 12/31/2009	$9.90	$10.93	3,482.5
1/1/2010 to 12/31/2010	$10.93	$12.17	1,343.5
1/1/2011 to 12/31/2011	$12.17	$12.40	1,329.6
1/1/2012 to 12/31/2012	$12.40	$13.59	882.7
1/1/2013 to 12/31/2013	$13.59	$15.979584	875.078
1/1/2014 to 12/31/2014	$15.979584	$17.648943	867.888
1/1/2015 to 12/31/2015	$17.648943	$17.455351	860.487
1/1/2016 to 12/31/2016	$17.455351	$20.507898	852.835

American Century Ultra® Fund

1/1/2007 to 12/31/2007	$10.46	$12.53	5,309.1
1/1/2008 to 12/31/2008	$12.53	$7.17	5,279.9
1/1/2009 to 12/31/2009	$7.17	$9.54	5,240.4
1/1/2010 to 12/31/2010	$9.54	$10.94	5,158.4
1/1/2011 to 12/31/2011	$10.94	$10.89	4,936.5
1/1/2012 to 12/31/2012	$10.89	$12.22	4,719.1
1/1/2013 to 12/31/2013	$12.22	$16.451933	3,062.831
1/1/2014 to 12/31/2014	$16.451933	$17.774753	2,906.024
1/1/2015 to 12/31/2015	$17.774753	$18.550888	2,755.174
1/1/2016 to 12/31/2016	$18.550888	$19.039528	2,600.490

American Funds® – Bond Fund of AmericaSM

1/1/2007 to 12/31/2007	$10.69	$10.89	2,545,318.6
1/1/2008 to 12/31/2008	$10.89	$9.42	2,166,094.7
1/1/2009 to 12/31/2009	$9.42	$10.67	1,891,978.6
1/1/2010 to 12/31/2010	$10.67	$11.28	617,019.6
1/1/2011 to 12/31/2011	$11.28	$11.84	201,616.2
1/1/2012 to 12/31/2012	$11.84	$12.36	166,160.7
1/1/2013 to 12/31/2013	$12.36	$11.932376	152,979.676
1/1/2014 to 12/31/2014	$11.932376	$12.411040	141,280.609
1/1/2015 to 12/31/2015	$12.411040	$12.257472	105,084.859
1/1/2016 to 12/31/2016	$12.257472	$12.408896	96,082.365

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®

1/1/2007 to 12/31/2007	$16.22	$19.02	2,232,135.5
1/1/2008 to 12/31/2008	$19.02	$11.14	2,462,414.2
1/1/2009 to 12/31/2009	$11.14	$15.28	2,847,731.5
1/1/2010 to 12/31/2010	$15.28	$16.47	582,062.4
1/1/2011 to 12/31/2011	$16.47	$14.03	186,337.9
1/1/2012 to 12/31/2012	$14.03	$16.48	148,591.4
1/1/2013 to 12/31/2013	$16.48	$19.512746	121,999.132
1/1/2014 to 12/31/2014	$19.512746	$18.718885	114,305.692
1/1/2015 to 12/31/2015	$18.718885	$18.292186	99,896.810
1/1/2016 to 12/31/2016	$18.292186	$18.146833	92,636.014

American Funds® – Growth Fund of America®

1/1/2007 to 12/31/2007	$13.45	$14.71	2,367,934.1
1/1/2008 to 12/31/2008	$14.71	$8.83	3,067,712.8
1/1/2009 to 12/31/2009	$8.83	$11.71	1,400,663.4
1/1/2010 to 12/31/2010	$11.71	$12.97	1,194,396.0
1/1/2011 to 12/31/2011	$12.97	$12.16	461,569.8
1/1/2012 to 12/31/2012	$12.16	$14.45	383,605.0
1/1/2013 to 12/31/2013	$14.45	$19.052003	346,414.038
1/1/2014 to 12/31/2014	$19.052003	$20.511890	313,444.436
1/1/2015 to 12/31/2015	$20.511890	$21.295271	275,504.429
1/1/2016 to 12/31/2016	$21.295271	$22.748148	251,343.983

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

1/1/2007 to 12/31/2007	$12.95	$13.24	781,294.5
1/1/2008 to 12/31/2008	$13.24	$9.27	681,368.8
1/1/2009 to 12/31/2009	$9.27	$11.37	579,855.8
1/1/2010 to 12/31/2010	$11.37	$12.54	499,531.7
1/1/2011 to 12/31/2011	$12.54	$13.05	188,162.2
1/1/2012 to 12/31/2012	$13.05	$14.40	171,982.8
1/1/2013 to 12/31/2013	$14.40	$16.755410	153,162.366
1/1/2014 to 12/31/2014	$16.755410	$17.887851	142,664.672
1/1/2015 to 12/31/2015	$17.887851	$17.355507	128,839.241
1/1/2016 to 12/31/2016	$17.355507	$18.903684	118,838.606

American Funds® – Investment Company of America®

1/1/2007 to 12/31/2007	$12.90	$13.46	723,412.7
1/1/2008 to 12/31/2008	$13.46	$8.65	715,135.7
1/1/2009 to 12/31/2009	$8.65	$10.85	666,935.2
1/1/2010 to 12/31/2010	$10.85	$11.85	575,689.1
1/1/2011 to 12/31/2011	$11.85	$11.46	258,475.1
1/1/2012 to 12/31/2012	$11.46	$13.06	230,111.3
1/1/2013 to 12/31/2013	$13.06	$17.029811	207,563.835
1/1/2014 to 12/31/2014	$17.029811	$18.801893	193,990.324
1/1/2015 to 12/31/2015	$18.801893	$18.248073	166,630.815
1/1/2016 to 12/31/2016	$18.248073	$20.591559	153,007.325

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.93	0.0
1/1/2010 to 12/31/2010	$7.93	$9.03	0.0
1/1/2011 to 12/31/2011	$9.03	$8.63	0.0
1/1/2012 to 12/31/2012	$8.63	$9.37	0.0
1/1/2013 to 12/31/2013	$9.37	$12.045330	0.000
1/1/2014 to 12/31/2014	$12.045330	$13.117813	0.000
1/1/2015 to 12/31/2015	$13.117813	$13.371599	0.000
1/1/2016 to 12/31/2016	$13.371599	$14.100213	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

1/1/2007 to 12/31/2007	$13.31	$13.24	676,258.9
1/1/2008 to 12/31/2008	$13.24	$8.27	637,816.6
1/1/2009 to 12/31/2009	$8.27	$10.64	1,478,253.3
1/1/2010 to 12/31/2010	$10.64	$11.81	133,259.8
1/1/2011 to 12/31/2011	$11.81	$11.29	90,417.0
1/1/2012 to 12/31/2012	$11.29	$12.66	92,749.8
1/1/2013 to 12/31/2013	$12.66	$17.216056	70,333.007
1/1/2014 to 12/31/2014	$17.216056	$18.621684	59,736.906
1/1/2015 to 12/31/2015	$18.621684	$17.220449	620,060.894
1/1/2016 to 12/31/2016	$17.220449	$20.075185	402,434.942

BlackRock Capital Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$11.87	$14.03	1,279,467.6
1/1/2008 to 12/31/2008	$14.03	$8.41	1,679,911.7
1/1/2009 to 12/31/2009	$8.41	$11.32	1,690,448.5
1/1/2010 to 12/31/2010	$11.32	$13.31	2,093,799.6
1/1/2011 to 12/31/2011	$13.31	$11.92	2,355,651.7
1/1/2012 to 12/31/2012	$11.92	$13.38	1,772,827.7
1/1/2013 to 12/31/2013	$13.38	$17.650019	827,472.988
1/1/2014 to 12/31/2014	$17.650019	$18.848534	716,491.900
1/1/2015 to 12/31/2015	$18.848534	$19.851095	568,626.468
1/1/2016 to 12/31/2016	$19.851095	$19.495311	529,124.520

BlackRock Global Allocation Fund, Inc.

1/1/2007 to 12/31/2007	$13.56	$15.60	1,287,700.5
1/1/2008 to 12/31/2008	$15.60	$12.21	1,498,016.9
1/1/2009 to 12/31/2009	$12.21	$14.64	1,510,490.1
1/1/2010 to 12/31/2010	$14.64	$15.85	1,642,998.5
1/1/2011 to 12/31/2011	$15.85	$15.05	1,537,599.3
1/1/2012 to 12/31/2012	$15.05	$16.31	1,479,626.8
1/1/2013 to 12/31/2013	$16.31	$18.398645	1,378,648.787
1/1/2014 to 12/31/2014	$18.398645	$18.473615	1,117,414.024
1/1/2015 to 12/31/2015	$18.473615	$18.016366	1,012,909.272
1/1/2016 to 12/31/2016	$18.016366	$18.422995	917,323.767

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Opportunities Portfolio.

9/9/2011 to 12/31/2011	$10.00	$10.19	19,153.2
1/1/2012 to 12/31/2012	$10.19	$11.50	24,092.6
1/1/2013 to 12/31/2013	$11.50	$14.721036	21,094.351
1/1/2014 to 12/31/2014	$14.721036	$13.837126	14,899.484
1/1/2015 to 12/31/2015	$13.837126	$13.686646	13,842.593
1/1/2016 to 12/31/2016	$13.686646	$13.891301	10,507.704

BlackRock Global SmallCap Fund, Inc.

1/1/2007 to 12/31/2007	$14.67	$16.82	32,585.9
1/1/2008 to 12/31/2008	$16.82	$10.32	22,603.8
1/1/2009 to 12/31/2009	$10.32	$13.70	20,879.2
1/1/2010 to 12/31/2010	$13.70	$15.98	15,692.7
1/1/2011 to 12/31/2011	$15.98	$14.07	13,717.6
1/1/2012 to 12/31/2012	$14.07	$16.16	10,699.7
1/1/2013 to 12/31/2013	$16.16	$21.569638	8,931.113
1/1/2014 to 12/31/2014	$21.569638	$21.378293	8,415.186
1/1/2015 to 12/31/2015	$21.378293	$19.838086	7,349.223
1/1/2016 to 12/31/2016	$19.838086	$21.040656	6,850.461

BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	354,325.7
1/1/2012 to 12/31/2012	$10.18	$11.72	323,428.8
1/1/2013 to 12/31/2013	$11.72	$12.582165	662,158.538
1/1/2014 to 12/31/2014	$12.582165	$12.777788	603,594.446
1/1/2015 to 12/31/2015	$12.777788	$12.050052	560,500.929
1/1/2016 to 12/31/2016	$12.050052	$13.469789	496,030.217

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.18	28,987.1
1/1/2012 to 12/31/2012	$9.18	$10.35	14,171.2
1/1/2013 to 12/31/2013	$10.35	$12.469301	17,041.263
1/1/2014 to 12/31/2014	$12.469301	$11.591510	38,795.204
1/1/2015 to 12/31/2015	$11.591510	$11.031331	38,456.849
1/1/2016 to 12/31/2016	$11.031331	$10.909028	31,475.689

BlackRock International Index Fund

1/1/2007 to 12/31/2007	$15.80	$17.14	12,414.3
1/1/2008 to 12/31/2008	$17.14	$9.73	12,304.2
1/1/2009 to 12/31/2009	$9.73	$12.27	11,536.5
1/1/2010 to 12/31/2010	$12.27	$12.95	11,020.0
1/1/2011 to 12/31/2011	$12.95	$11.12	9,817.1
1/1/2012 to 12/31/2012	$11.12	$12.97	7,652.2
1/1/2013 to 12/31/2013	$12.97	$15.497871	5,064.787
1/1/2014 to 12/31/2014	$15.497871	$14.290022	4,332.506
1/1/2015 to 12/31/2015	$14.290022	$13.923348	3,934.306
1/1/2016 to 12/31/2016	$13.923348	$13.830584	3,880.196

BlackRock Large Cap Core Fund

1/1/2007 to 12/31/2007	$13.84	$14.30	370,732.6
1/1/2008 to 12/31/2008	$14.30	$8.81	308,435.1
1/1/2009 to 12/31/2009	$8.81	$10.46	301,501.4
1/1/2010 to 12/31/2010	$10.46	$11.45	277,370.7
1/1/2011 to 12/31/2011	$11.45	$11.28	186,616.6
1/1/2012 to 12/31/2012	$11.28	$12.70	152,659.2
1/1/2013 to 12/31/2013	$12.70	$16.707200	141,166.263
1/1/2014 to 12/31/2014	$16.707200	$18.384950	117,353.732
1/1/2015 to 12/31/2015	$18.384950	$18.133184	105,856.995
1/1/2016 to 12/31/2016	$18.133184	$19.664943	95,984.594

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth Fund

1/1/2007 to 12/31/2007	$12.85	$13.69	107,977.1
1/1/2008 to 12/31/2008	$13.69	$8.51	125,143.9
1/1/2009 to 12/31/2009	$8.51	$10.98	1,675,506.3
1/1/2010 to 12/31/2010	$10.98	$12.12	184,432.5
1/1/2011 to 12/31/2011	$12.12	$11.97	152,827.4
1/1/2012 to 12/31/2012	$11.97	$13.50	139,695.6
1/1/2013 to 12/31/2013	$13.50	$17.696967	123,527.760
1/1/2014 to 12/31/2014	$17.696967	$19.894197	108,071.714
1/1/2015 to 12/31/2015	$19.894197	$20.050021	89,777.802
1/1/2016 to 12/31/2016	$20.050021	$21.254473	77,238.744

BlackRock Large Cap Value Fund

1/1/2007 to 12/31/2007	$14.28	$14.75	238,976.6
1/1/2008 to 12/31/2008	$14.75	$9.35	207,423.9
1/1/2009 to 12/31/2009	$9.35	$10.51	183,701.3
1/1/2010 to 12/31/2010	$10.51	$11.44	169,025.9
1/1/2011 to 12/31/2011	$11.44	$10.94	119,905.0
1/1/2012 to 12/31/2012	$10.94	$12.13	93,275.1
1/1/2013 to 12/31/2013	$12.13	$15.866402	82,626.468
1/1/2014 to 12/31/2014	$15.866402	$17.450325	70,153.737
1/1/2015 to 12/31/2015	$17.450325	$16.843591	64,270.645
1/1/2016 to 12/31/2016	$16.84359	$18.840500	54,445252

BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.92	4,318.5
1/1/2012 to 12/31/2012	$9.92	$10.25	4,191.5
1/1/2013 to 12/31/2013	$10.25	$10.204214	4,187.492
1/1/2014 to 12/31/2014	$10.204214	$10.176160	4,146.519
1/1/2015 to 12/31/2015	$10.176160	$10.078032	4,104.145
1/1/2016 to 12/31/2016	$10.078032	$10.098014	4,059.751

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Small Cap Index Fund

1/1/2007 to 12/31/2007	$13.40	$12.93	8,092.1
1/1/2008 to 12/31/2008	$12.93	$8.38	7,578.6
1/1/2009 to 12/31/2009	$8.38	$10.44	4,020.9
1/1/2010 to 12/31/2010	$10.44	$13.01	3,984.7
1/1/2011 to 12/31/2011	$13.01	$12.21	3,951.6
1/1/2012 to 12/31/2012	$12.21	$13.96	2,879.9
1/1/2013 to 12/31/2013	$13.96	$19.081136	1,415.124
1/1/2014 to 12/31/2014	$19.081136	$19.660673	1,042.670
1/1/2015 to 12/31/2015	$19.660673	$18.474734	932.008
1/1/2016 to 12/31/2016	$18.474734	$22.040438	923.226

BlackRock S&P 500 Index Fund

4/19/2013 to 12/31/2013	$10.00	$11.905699	200,351.871
1/1/2014 to 12/31/2014	$11.905699	$13.289234	256,241.011
1/1/2015 to 12/31/2015	$13.289234	$13.232226	232,813.045
1/1/2016 to 12/31/2016	$13.232226	$14.550094	267,797.501

BlackRock Total Return Portfolio

1/1/2007 to 12/31/2007	$10.34	$10.64	142,224.9
1/1/2008 to 12/31/2008	$10.64	$9.28	123,184.5
1/1/2009 to 12/31/2009	$9.28	$10.60	127,363.9
1/1/2010 to 12/31/2010	$10.60	$11.46	134,613.3
1/1/2011 to 12/31/2011	$11.46	$11.78	123,796.7
1/1/2012 to 12/31/2012	$11.78	$12.74	126,135.4
1/1/2013 to 12/31/2013	$12.74	$12.496261	120,058.016
1/1/2014 to 12/31/2014	$12.496261	$13.269581	120,318.727
1/1/2015 to 12/31/2015	$13.269581	$13.081769	900,169.359
1/1/2016 to 12/31/2016	$13.081769	$13.305616	1,131,232.473

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.29	53,158.5
1/1/2012 to 12/31/2012	$10.29	$10.39	32,198.9
1/1/2013 to 12/31/2013	$10.39	$9.980101	30,459.082
1/1/2014 to 12/31/2014	$9.980101	$10.361802	22,681.803
1/1/2015 to 12/31/2015	$10.361802	$10.238772	21,774.039
1/1/2016 to 12/31/2016	$10.238772	$10.214376	20,155.292

BlackRock Value Opportunities Fund, Inc.

1/1/2007 to 12/31/2007	$13.18	$12.81	24,196.4
1/1/2008 to 12/31/2008	$12.81	$7.42	25,938.3
1/1/2009 to 12/31/2009	$7.42	$9.33	30,915.6
1/1/2010 to 12/31/2010	$9.33	$11.80	28,647.1
1/1/2011 to 12/31/2011	$11.80	$11.31	38,941.0
1/1/2012 to 12/31/2012	$11.31	$12.61	33,171.4
1/1/2013 to 12/31/2013	$12.61	$17.705522	26,165.383
1/1/2014 to 12/31/2014	$17.705522	$18.278789	28,471.614
1/1/2015 to 12/31/2015	$18.278789	$16.766026	24,702.690
1/1/2016 to 12/31/2016	$16.766026	$20.394060	23,327.924

Cohen & Steers Real Estate Securities Fund

1/1/2007 to 12/31/2007	$15.10	$11.85	393,326.2
1/1/2008 to 12/31/2008	$11.85	$7.47	19,475.6
1/1/2009 to 12/31/2009	$7.47	$10.11	17,811.0
1/1/2010 to 12/31/2010	$10.11	$12.62	12,624.8
1/1/2011 to 12/31/2011	$12.62	$13.20	12,332.5
1/1/2012 to 12/31/2012	$13.20	$15.22	11,248.7
1/1/2013 to 12/31/2013	$15.22	$15.671699	10,952.129
1/1/2014 to 12/31/2014	$15.671699	$20.409109	10,707.618
1/1/2015 to 12/31/2015	$20.409109	$21.593691	10,395.867
1/1/2016 to 12/31/2016	$21.593691	$22.933863	9,656.554

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Acorn International Fund

5/1/2007 to 12/31/2007	$10.66	$11.29	24,523.5
1/1/2008 to 12/31/2008	$11.29	$6.00	64,252.8
1/1/2009 to 12/31/2009	$6.00	$8.89	60,651.1
1/1/2010 to 12/31/2010	$8.89	$10.71	1,012,526.4
1/1/2011 to 12/31/2011	$10.71	$9.04	1,116,487.7
1/1/2012 to 12/31/2012	$9.04	$10.80	979,459.1
1/1/2013 to 12/31/2013	$10.80	$12.988967	1,126,816.163
1/1/2014 to 12/31/2014	$12.988967	$12.216008	1,029,127.242
1/1/2015 to 12/31/2015	$12.216008	$11.848193	955,983.910
1/1/2016 to 12/31/2016	$11.848193	$11.385482	867,017.839

Columbia Acorn USA

1/1/2007 to 12/31/2007	$13.44	$13.67	194,258.4
1/1/2008 to 12/31/2008	$13.67	$8.17	488,956.2
1/1/2009 to 12/31/2009	$8.17	$11.36	422,776.8
1/1/2010 to 12/31/2010	$11.36	$13.74	371,474.1
1/1/2011 to 12/31/2011	$13.74	$12.84	332,797.0
1/1/2012 to 12/31/2012	$12.84	$15.02	292,268.8
1/1/2013 to 12/31/2013	$15.02	$19.592502	346,550.532
1/1/2014 to 12/31/2014	$19.592502	$19.957645	328,270.221
1/1/2015 to 12/31/2015	$19.957645	$19.356149	98,437.309
1/1/2016 to 12/31/2016	$19.356149	$21.500732	85,363.205

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965263	$10.067509	165,213.016

Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.65	386.4
1/1/2012 to 12/31/2012	$8.65	$9.45	380.6
1/1/2013 to 12/31/2013	$9.45	$12.183462	2,614.679
1/1/2014 to 12/31/2014	$12.183462	$12.845740	2,412.754
1/1/2015 to 12/31/2015	$12.845740	$13.295037	4,538.572
1/1/2016 to 12/31/2016	$13.295037	$13.349260	4,335.063

Davis New York Venture Fund, Inc.

1/1/2007 to 12/31/2007	$13.43	$13.89	799,406.0
1/1/2008 to 12/31/2008	$13.89	$8.21	809,072.4
1/1/2009 to 12/31/2009	$8.21	$10.69	2,138,422.8
1/1/2010 to 12/31/2010	$10.69	$11.81	773,812.6
1/1/2011 to 12/31/2011	$11.81	$11.08	496,773.3
1/1/2012 to 12/31/2012	$11.08	$12.31	454,459.1
1/1/2013 to 12/31/2013	$12.31	$16.332147	388,776.527
1/1/2014 to 12/31/2014	$16.332147	$17.151240	353,251.255
1/1/2015 to 12/31/2015	$17.151240	$17.406739	319,020.981
1/1/2016 to 12/31/2016	$17.406739	$19.258263	271,287.225

Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.32	46,608.3
1/1/2011 to 12/31/2011	$11.32	$12.05	57,434.3
1/1/2012 to 12/31/2012	$12.05	$13.10	48,700.9
1/1/2013 to 12/31/2013	$13.10	$18.188831	35,890.172
1/1/2014 to 12/31/2014	$18.188831	$18.430134	35,176.207
1/1/2015 to 12/31/2015	$18.430134	$19.446253	29,091.677
1/1/2016 to 12/31/2016	$19.446253	18.337455	24,221.622

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$12.57	$13.20	1,085,252.3
1/1/2008 to 12/31/2008	$13.20	$8.80	1,400,413.4
1/1/2009 to 12/31/2009	$8.80	$10.49	58,311.7
1/1/2010 to 12/31/2010	$10.49	$11.92	946,402.2
1/1/2011 to 12/31/2011	$11.92	$12.65	944,503.5
1/1/2012 to 12/31/2012	$12.65	$13.73	703,421.6
1/1/2013 to 12/31/2013	$13.73	$16.439295	485,477.458
1/1/2014 to 12/31/2014	$16.439295	$17.542699	365,779.823
1/1/2015 to 12/31/2015	$17.542699	$16.855408	221,012.597
1/1/2016 to 12/31/2016	$16.855408	$17.815160	189,387.284

Eaton Vance Floating-Rate Fund

1/1/2007 to 12/31/2007	$10.86	$10.89	81,763.1
1/1/2008 to 12/31/2008	$10.89	$7.46	46,210.4
1/1/2009 to 12/31/2009	$7.46	$10.75	44,575.6
1/1/2010 to 12/31/2010	$10.75	$11.58	54,383.9
1/1/2011 to 12/31/2011	$11.58	$11.66	51,016.0
1/1/2012 to 12/31/2012	$11.66	$12.42	48,512.9
1/1/2013 to 12/31/2013	$12.42	$12.798176	72,559.453
1/1/2014 to 12/31/2014	$12.798176	$12.660618	74,901.522
1/1/2015 to 12/31/2015	$12.660618	$12.239590	71,207.199
1/1/2016 to 12/31/2016	$12.239590	$13.382879	64,760.422

Eaton Vance Large-Cap Value Fund

5/1/2007 to 12/31/2007	$10.58	$10.80	746,949.6
1/1/2008 to 12/31/2008	$10.80	$6.97	742,518.8
1/1/2009 to 12/31/2009	$6.97	$8.04	1,848,582.1
1/1/2010 to 12/31/2010	$8.04	$8.72	2,684,963.4
1/1/2011 to 12/31/2011	$8.72	$8.22	2,357,564.4
1/1/2012 to 12/31/2012	$8.22	$9.37	1,562,143.5
1/1/2013 to 12/31/2013	$9.37	$11.949857	1,312,298.680
1/1/2014 to 12/31/2014	$11.949857	$13.068703	69,194.479
1/1/2015 to 12/31/2015	$13.068703	$12.741418	61,704.707
1/1/2016 to 12/31/2016	$12.741418	$13.759585	59,317.771

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Equity Income Fund, Inc.

4/19/2013 to 12/31/2013	$10.00	$11.923377	17,663.224
1/1/2014 to 12/31/2014	$11.923377	$12.684891	11,827.858
1/1/2015 to 12/31/2015	$12.684891	$11.823427	14,778.372
1/1/2016 to 12/31/2016	$11.823427	$12.760069	13,875.194

Federated Kaufmann Fund

1/1/2007 to 12/31/2007	$14.08	$16.85	531,157.8
1/1/2008 to 12/31/2008	$16.85	$9.59	437,036.4
1/1/2009 to 12/31/2009	$9.59	$12.26	396,906.1
1/1/2010 to 12/31/2010	$12.26	$14.33	175,957.9
1/1/2011 to 12/31/2011	$14.33	$12.20	152,259.7
1/1/2012 to 12/31/2012	$12.20	$14.11	137,023.0
1/1/2013 to 12/31/2013	$14.11	$19.510228	107,649.118
1/1/2014 to 12/31/2014	$19.510228	$20.989245	99,173.147
1/1/2015 to 12/31/2015	$20.989245	$21.922630	91,216.782
1/1/2016 to 12/31/2016	$21.922630	$22.271729	84,460.981

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Fidelity® Advisor Equity Growth Fund

1/1/2007 to 12/31/2007	$11.77	$14.65	1,869.3
1/1/2008 to 12/31/2008	$14.65	$7.66	1,852.1
1/1/2009 to 12/31/2009	$7.66	$9.66	1,827.3
1/1/2010 to 12/31/2010	$9.66	$11.76	1,806.9
1/1/2011 to 12/31/2011	$11.76	$11.59	1,788.9
1/1/2012 to 12/31/2012	$11.59	$13.05	1,770.0
1/1/2013 to 12/31/2013	$13.05	$17.440879	1,753.145
1/1/2014 to 12/31/2014	$17.440879	$19.063593	1,737.697
1/1/2015 to 12/31/2015	$19.063593	$20.055489	1,721.774
1/1/2016 to 12/31/2016	$20.055489	$19.825769	1,704.518

Invesco Comstock Fund

1/1/2007 to 12/31/2007	$12.81	$12.38	244,053.6
1/1/2008 to 12/31/2008	$12.38	$7.82	227,252.0
1/1/2009 to 12/31/2009	$7.82	$9.98	212,212.2
1/1/2010 to 12/31/2010	$9.98	$11.38	2,063,746.6
1/1/2011 to 12/31/2011	$11.38	$10.99	2,371,225.1
1/1/2012 to 12/31/2012	$10.99	$12.88	1,647,402.4
1/1/2013 to 12/31/2013	$12.88	$17.171692	1,557,915.217
1/1/2014 to 12/31/2014	$17.171692	$18.468328	1,113,535.361
1/1/2015 to 12/31/2015	$18.468328	$17.122103	753,833.496
1/1/2016 to 12/31/2016	$17.122103	$19.885518	549,714.950

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Mid Cap Core Equity Fund

1/1/2007 to 12/31/2007	$12.50	$13.54	62,729.0
1/1/2008 to 12/31/2008	$13.54	$9.68	66,694.9
1/1/2009 to 12/31/2009	$9.68	$12.42	437,326.8
1/1/2010 to 12/31/2010	$12.42	$13.78	68,107.8
1/1/2011 to 12/31/2011	$13.78	$12.73	62,982.2
1/1/2012 to 12/31/2012	$12.73	$13.85	53,689.2
1/1/2013 to 12/31/2013	$13.85	$17.634877	37,019.421
1/1/2014 to 12/31/2014	$17.634877	$18.164442	37,734.797
1/1/2015 to 12/31/2015	$18.164442	$17.127050	32,570.212
1/1/2016 to 12/31/2016	$17.127050	$18.907430	30,030.621

Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.92	69,182.4
1/1/2012 to 12/31/2012	$0.92	$1.06	61,237.0
1/1/2013 to 12/31/2013	$1.06	$1.386197	45,899.669
1/1/2014 to 12/31/2014	$1.386197	$1.456572	40,854.257
1/1/2015 to 12/31/2015	$1.456572	$1.285898	45,769.956
1/1/2016 to 12/31/2016	$1.285898	$1.495670	3,681.640

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.92	$12.72	251,585.8
1/1/2010 to 12/31/2010	$12.72	$15.74	49,549.9
1/1/2011 to 12/31/2011	$15.74	$15.21	47,924.6
1/1/2012 to 12/31/2012	$15.21	$17.59	45,434.6
1/1/2013 to 12/31/2013	$17.59	$22.611329	38,612.058
1/1/2014 to 12/31/2014	$22.611329	$24.879682	33,657.740
1/1/2015 to 12/31/2015	$24.879682	$25.280312	347,176.103
1/1/2016 to 12/31/2016	$25.280312	$27.822773	419,793.836

Janus Forty Fund

7/6/2009 to 12/31/2009	$7.38	$10.45	1,898,614.8
1/1/2010 to 12/31/2010	$10.45	$10.90	137,487.3
1/1/2011 to 12/31/2011	$10.90	$9.98	146,276.5
1/1/2012 to 12/31/2012	$9.98	$12.18	128,993.3
1/1/2013 to 12/31/2013	$12.18	$15.817903	109,586.421
1/1/2014 to 12/31/2014	$15.817903	$16.918316	81,048.178
1/1/2015 to 12/31/2015	$16.918316	$18.650489	66,413.045
1/1/2016 to 12/31/2016	$18.650489	$18.757965	52,753.825

JPMorgan Multi-Capital Market Neutral Fund

1/1/2007 to 12/31/2007	$10.53	$10.09	18,958.6
1/1/2008 to 12/31/2008	$10.09	$9.92	23,622.5
1/1/2009 to 12/31/2009	$9.92	$9.74	30,119.7
1/1/2010 to 12/31/2010	$9.74	$9.17	27,998.1
1/1/2011 to 12/31/2011	$9.17	$9.00	16,248.6
1/1/2012 to 12/31/2012	$9.00	$8.87	13,512.8
1/1/2013 to 12/31/2013	$8.87	$9.096840	12,947.820
1/1/2014 to 12/31/2014	$9.096840	$9.092289	8,215.843
1/1/2015 to 12/31/2015	$9.092289	$9.068178	8,686.517
1/1/2016 to 12/31/2016	$9.068178	$8.815188	12,621.398

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund

5/1/2007 to 12/31/2007	$10.19	$10.95	4,276.1
1/1/2008 to 12/31/2008	$10.95	$6.12	10,488.0
1/1/2009 to 12/31/2009	$6.12	$8.37	18,493.8
1/1/2010 to 12/31/2010	$8.37	$11.04	16,614.7
1/1/2011 to 12/31/2011	$11.04	$10.50	22,284.1
1/1/2012 to 12/31/2012	$10.50	$11.61	21,439.0
1/1/2013 to 12/31/2013	$11.61	$16.917127	15,861.906
1/1/2014 to 12/31/2014	$16.917127	$16.637355	8,750.692
1/1/2015 to 12/31/2015	$16.637355	$16.045146	7,128.440
1/1/2016 to 12/31/2016	$16.045146	$17.047859	6,900.167

Lord Abbett Affiliated Fund, Inc.

1/1/2007 to 12/31/2007	$13.04	$13.32	660,592.3
1/1/2008 to 12/31/2008	$13.32	$8.25	638,551.9
1/1/2009 to 12/31/2009	$8.25	$9.71	77,721.5
1/1/2010 to 12/31/2010	$9.71	$10.94	85,157.1
1/1/2011 to 12/31/2011	$10.94	$9.94	57,534.2
1/1/2012 to 12/31/2012	$9.94	$11.35	38,397.4
1/1/2013 to 12/31/2013	$11.35	$14.786153	33,724.881
1/1/2014 to 12/31/2014	$14.786153	$16.331993	23,256.715
1/1/2015 to 12/31/2015	$16.331993	$15.420371	18,910.761
1/1/2016 to 12/31/2016	$15.420371	17.834522	17,277.985

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Bond-Debenture Fund, Inc.

1/1/2007 to 12/31/2007	$11.26	$11.69	188,012.9
1/1/2008 to 12/31/2008	$11.69	$9.19	174,585.4
1/1/2009 to 12/31/2009	$9.19	$12.27	151,353.8
1/1/2010 to 12/31/2010	$12.27	$13.66	141,535.9
1/1/2011 to 12/31/2011	$13.66	$13.99	161,759.1
1/1/2012 to 12/31/2012	$13.99	$15.62	139,497.9
1/1/2013 to 12/31/2013	$15.62	$16.590810	136,008.328
1/1/2014 to 12/31/2014	$16.590810	$17.089515	136,123.244
1/1/2015 to 12/31/2015	$17.089515	$16.549729	128,752.013
1/1/2016 to 12/31/2016	$16.549729	$18.326976	102,992.959

Lord Abbett Mid Cap Stock Fund, Inc.

1/1/2007 to 12/31/2007	$13.31	$13.19	493,968.6
1/1/2008 to 12/31/2008	$13.19	$7.87	277,144.2
1/1/2009 to 12/31/2009	$7.87	$9.83	270,839.2
1/1/2010 to 12/31/2010	$9.83	$12.17	233,545.6
1/1/2011 to 12/31/2011	$12.17	$11.52	169,996.5
1/1/2012 to 12/31/2012	$11.52	$13.00	47,637.9
1/1/2013 to 12/31/2013	$13.00	$16.693441	131,021.191
1/1/2014 to 12/31/2014	$16.693441	$18.361960	118,337.380
1/1/2015 to 12/31/2015	$18.361960	$17.454541	108,680.180
1/1/2016 to 12/31/2016	$17.454541	$20.061992	95,248.468

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund

1/1/2007 to 12/31/2007	$11.81	$13.24	28,035.8
1/1/2008 to 12/31/2008	$13.24	$7.06	18,254.7
1/1/2009 to 12/31/2009	$7.06	$9.99	10,937.1
1/1/2010 to 12/31/2010	$9.99	$10.75	10,151.4
1/1/2011 to 12/31/2011	$10.75	$10.43	4,623.2
1/1/2012 to 12/31/2012	$10.43	$11.69	4,559.8
1/1/2013 to 12/31/2013	$11.69	$14.886799	4,393.463
1/1/2014 to 12/31/2014	$14.886799	$16.883105	14,307.398
1/1/2015 to 12/31/2015	$16.883105	$17.175151	13,311.525
1/1/2016 to 12/31/2016	$17.175151	$16.532154	9,957.059

Oppenheimer Main Street Fund®

1/1/2007 to 12/31/2007	$12.80	$13.14	3823.5
1/1/2008 to 12/31/2008	$13.14	$7.93	4158.8
1/1/2009 to 12/31/2009	$7.93	$10.07	5,663.0
1/1/2010 to 12/31/2010	$10.07	$11.49	5,283.9
1/1/2011 to 12/31/2011	$11.49	$11.30	14,317.7
1/1/2012 to 12/31/2012	$11.30	$12.98	10,633.0
1/1/2013 to 12/31/2013	$12.98	$16.831039	8,753.730
1/1/2014 to 12/31/2014	$16.831039	$18.324022	7,824.035
1/1/2015 to 12/31/2015	$18.324022	$18.622594	6,084.719
1/1/2016 to 12/31/2016	$18.622594	$22.208710	19,205.949

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Mid Cap Fund®

1/1/2007 to 12/31/2007	$13.98	$13.57	24,516.8
1/1/2008 to 12/31/2008	$13.57	$8.25	16,793.1
1/1/2009 to 12/31/2009	$8.25	$11.14	23,127.6
1/1/2010 to 12/31/2010	$11.14	$13.52	17,991.6
1/1/2011 to 12/31/2011	$13.52	$12.98	19,753.3
1/1/2012 to 12/31/2012	$12.98	$14.93	23,280.6
1/1/2013 to 12/31/2013	$14.93	$19.633079	22,631.604
1/1/2014 to 12/31/2014	$19.633079	$21.725398	21,224.376
1/1/2015 to 12/31/2015	$21.725398	$19.866598	18,577.424
1/1/2016 to 12/31/2016	$19.866598	$20.450638	8,887.178

PIMCO CommodityRealReturn® Strategy Fund

1/1/2007 to 12/31/2007	$10.91	$13.24	897,198.1
1/1/2008 to 12/31/2008	$13.24	$7.35	803,928.5
1/1/2009 to 12/31/2009	$7.35	$10.10	583,587.9
1/1/2010 to 12/31/2010	$10.10	$12.30	510,101.6
1/1/2011 to 12/31/2011	$12.30	$11.14	474,690.3
1/1/2012 to 12/31/2012	$11.14	$11.51	445,591.2
1/1/2013 to 12/31/2013	$11.51	$9.637776	481,623.229
1/1/2014 to 12/31/2014	$9.637776	$7.737215	454,333.133
1/1/2015 to 12/31/2015	$7.737215	$5.636993	572,892.108
1/1/2016 to 12/31/2016	$5.636993	$6.341245	512,555.030

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Low Duration Fund

5/1/2007 to 12/31/2007	$10.02	$10.51	33,690.3
1/1/2008 to 12/31/2008	$10.51	$10.18	34,780.0
1/1/2009 to 12/31/2009	$10.18	$11.34	58,105.5
1/1/2010 to 12/31/2010	$11.34	$11.68	699,482.2
1/1/2011 to 12/31/2011	$11.68	$11.67	666,735.4
1/1/2012 to 12/31/2012	$11.67	$12.17	1,158,735.5
1/1/2013 to 12/31/2013	$12.17	$11.968565	1,761,587.626
1/1/2014 to 12/31/2014	$11.968565	$11.847588	1,586,235.002
1/1/2015 to 12/31/2015	$11.847588	$11.715008	1,408,976.356
1/1/2016 to 12/31/2016	$11.715008	$11.727919	1,320,430.411

PIMCO Real Return Fund

1/1/2007 to 12/31/2007	$10.15	$11.12	1,203,876.1
1/1/2008 to 12/31/2008	$11.12	$10.21	1,484,196.8
1/1/2009 to 12/31/2009	$10.21	$11.92	917,100.8
1/1/2010 to 12/31/2010	$11.92	$12.61	1,017,120.1
1/1/2011 to 12/31/2011	$12.61	$13.81	837,969.3
1/1/2012 to 12/31/2012	$13.81	$14.81	1,157,745.4
1/1/2013 to 12/31/2013	$14.81	$13.226216	1,109,142.794
1/1/2014 to 12/31/2014	$13.226216	$13.427389	981,885.512
1/1/2015 to 12/31/2015	$13.427389	$12.818432	889,609.804
1/1/2016 to 12/31/2016	$12.818432	$13.218469	778,635.225

PIMCO Total Return Fund

1/1/2007 to 12/31/2007	$10.39	$11.12	3,869,614.5
1/1/2008 to 12/31/2008	$11.12	$11.43	5,643,841.7
1/1/2009 to 12/31/2009	$11.43	$12.78	4,893,857.5
1/1/2010 to 12/31/2010	$12.78	$13.65	3,815,145.9
1/1/2011 to 12/31/2011	$13.65	$13.96	3,166,206.4
1/1/2012 to 12/31/2012	$13.96	$15.12	3,731,723.9
1/1/2013 to 12/31/2013	$15.12	$14.562307	3,020,904.923
1/1/2014 to 12/31/2014	$14.562307	$14.967399	2,656,840.907
1/1/2015 to 12/31/2015	$14.967399	$14.801970	1,638,389.303
1/1/2016 to 12/31/2016	$14.801970	$14.910731	1,240,248.749

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets Fund

1/1/2007 to 12/31/2007	$11.92	$16.68	78,308.5
1/1/2008 to 12/31/2008	$16.68	$6.74	109,540.7
1/1/2009 to 12/31/2009	$6.74	$11.52	440,742.4
1/1/2010 to 12/31/2010	$11.52	$13.19	107,188.1
1/1/2011 to 12/31/2011	$13.19	$9.85	130,114.1
1/1/2012 to 12/31/2012	$9.85	$10.81	136,403.4
1/1/2013 to 12/31/2013	$10.81	$10.421856	139,878.099
1/1/2014 to 12/31/2014	$10.421856	$8.896125	138,168.069
1/1/2015 to 12/31/2015	$8.896125	$7.320596	133,294.942
1/1/2016 to 12/31/2016	$7.320596	$7.729202	132,372.255

Pioneer Fund

1/1/2007 to 12/31/2007	$13.15	$13.57	35,749.1
1/1/2008 to 12/31/2008	$13.57	$8.77	35,685.4
1/1/2009 to 12/31/2009	$8.77	$10.74	30,597.3
1/1/2010 to 12/31/2010	$10.74	$12.26	72,574.7
1/1/2011 to 12/31/2011	$12.26	$11.53	25,073.4
1/1/2012 to 12/31/2012	$11.53	$12.49	19,025.3
1/1/2013 to 12/31/2013	$12.49	$16.374028	11,899.546
1/1/2014 to 12/31/2014	$16.374028	$17.892703	11,320.720
1/1/2015 to 12/31/2015	$17.892703	$17.559557	10,541.385
1/1/2016 to 12/31/2016	$17.559557	$18.968512	8,436.790

Pioneer High Yield Fund

1/1/2007 to 12/31/2007	$11.34	$11.95	73,277.3
1/1/2008 to 12/31/2008	$11.95	$7.42	56,618.5
1/1/2009 to 12/31/2009	$7.42	$11.86	277,736.8
1/1/2010 to 12/31/2010	$11.86	$13.75	52,156.8
1/1/2011 to 12/31/2011	$13.75	$13.32	56,945.3
1/1/2012 to 12/31/2012	$13.32	$15.09	55,494.2
1/1/2013 to 12/31/2013	$15.09	$16.708184	48,623.363
1/1/2014 to 12/31/2014	$16.708184	$16.438569	42,889.784
1/1/2015 to 12/31/2015	$16.438569	$15.409929	41,260.298
1/1/2016 to 12/31/2016	$15.409929	$17.336152	37,361.106

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund

5/1/2008 to 12/31/2008	$11.58	$6.33	315,545.0
1/1/2009 to 12/31/2009	$6.33	$8.11	318,228.1
1/1/2010 to 12/31/2010	$8.11	$10.26	26,392.8
1/1/2011 to 12/31/2011	$10.26	$11.01	32,697.2
1/1/2012 to 12/31/2012	$11.01	$12.56	40,704.8
1/1/2013 to 12/31/2013	$12.56	$12.520129	38,255.640
1/1/2014 to 12/31/2014	$12.520129	$15.995971	43,332.817
1/1/2015 to 12/31/2015	$15.995971	$16.438081	40,788.188
1/1/2016 to 12/31/2016	$16.438081	$17.190649	42,777.139

Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.32	6,292.9
1/1/2010 to 12/31/2010	$11.32	$13.35	6,467.3
1/1/2011 to 12/31/2011	$13.35	$12.83	5,120.5
1/1/2012 to 12/31/2012	$12.83	$13.48	4,888.8
1/1/2013 to 12/31/2013	$13.48	$19.181929	4,849.009
1/1/2014 to 12/31/2014	$19.181929	$20.614886	4,810.988
1/1/2015 to 12/31/2015	$20.614886	$20.597518	4,771.181
1/1/2016 to 12/31/2016	$20.597518	$21.008427	259.636

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Ready Assets Government Liquidity Fund

1/1/2007 to 12/31/2007	$10.41	$10.75	63,083.0
1/1/2008 to 12/31/2008	$10.75	$10.87	373,091.8
1/1/2009 to 12/31/2009	$10.87	$10.74	233,427.5
1/1/2010 to 12/31/2010	$10.74	$10.59	102,343.7
1/1/2011 to 12/31/2011	$10.59	$10.44	90,218.0
1/1/2012 to 12/31/2012	$10.44	$10.29	83,691.3
1/1/2013 to 12/31/2013	$10.29	$10.138135	43,161.734
1/1/2014 to 12/31/2014	$10.138135	$9.992844	33,021.706
1/1/2015 to 12/31/2015	$9.992844	$9.849284	27,908.741
1/1/2016 to 12/31/2016	$9.849284	$9.707978	52,044.777

TA Dividend Focused

02/05/2014 to 12/31/2014	$$10.007957	$11.385406	1,569,364.675
1/1/2015 to 12/31/2015	$$11.385406	$10.890597	922,160.983
1/1/2016 to 12/31/2016	$10.890597	$12.304001	1,497,976.166

TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	20,578.1
1/1/2010 to 12/31/2010	$1.02	$1.13	31,096.2
1/1/2011 to 12/31/2011	$1.13	$1.15	235,607.7
1/1/2012 to 12/31/2012	$1.15	$1.27	226,313.2
1/1/2013 to 12/31/2013	$1.27	$1.301546	275,828.422
1/1/2014 to 12/31/2014	$1.301546	$1.330769	217,703.710
1/1/2015 to 12/31/2015	$1.330769	$1.302098	198,650.934
1/1/2016 to 12/31/2016	$1.302098	$1.356615	185,734.075

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Multi-Cap Growth

5/1/2008 to 12/31/2008	$10.65	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$8.97	0.0
1/1/2010 to 12/31/2010	$8.97	$11.92	892,725.7
1/1/2011 to 12/31/2011	$11.92	$10.61	897,000.6
1/1/2012 to 12/31/2012	$10.61	$11.36	886,419.4
1/1/2013 to 12/31/2013	$11.36	$15.455187	695,851.569
1/1/2014 to 12/31/2014	$15.455187	$15.098862	645,814.170
1/1/2015 to 12/31/2015	$15.098862	$14.018442	278,701.237
1/1/2016 to 12/31/2016	$14.018442	$12.252074	25,935.085

TA Small/Mid Cap Value

5/1/2008 to 12/31/2008	$10.39	$6.32	11,129.0
1/1/2009 to 12/31/2009	$6.32	$8.88	16,011.5
1/1/2010 to 12/31/2010	$8.88	$11.33	328,099.2
1/1/2011 to 12/31/2011	$11.33	$10.80	368,857.1
1/1/2012 to 12/31/2012	$10.80	$12.32	313,626.3
1/1/2013 to 12/31/2013	$12.32	$16.503673	1,014,903.324
1/1/2014 to 12/31/2014	$16.503673	$17.005975	916,276.579
1/1/2015 to 12/31/2015	$17.005975	$16.225889	803,355.337
1/1/2016 to 12/31/2016	$16.225889	$19.309985	703,127.179

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.03	2,385,611.0
1/1/2013 to 12/31/2013	$10.03	$13.043590	1,371,068.511
1/1/2014 to 12/31/2014	$13.043590	$14.210919	1,193,825.512
1/1/2015 to 12/31/2015	$14.210919	$14.894903	949,061.167
1/1/2016 to 12/31/2016	$14.894903	$15.028647	875,084.325

Templeton Foreign Fund

1/1/2007 to 12/31/2007	$14.65	$16.93	227,632.4
1/1/2008 to 12/31/2008	$16.93	$8.99	257,259.0
1/1/2009 to 12/31/2009	$8.99	$13.27	226,768.6
1/1/2010 to 12/31/2010	$13.27	$14.20	2,665,272.4
1/1/2011 to 12/31/2011	$14.20	$12.22	2,512,204.5
1/1/2012 to 12/31/2012	$12.22	$14.27	2,016,656.5
1/1/2013 to 12/31/2013	$14.27	$17.890397	1,776,143.730
1/1/2014 to 12/31/2014	$17.890397	$15.728229	1,646,156.770
1/1/2015 to 12/31/2015	$15.728229	$14.402676	1,835,404.546
1/1/2016 to 12/31/2016	$14.402676	$15.847056	1,455,471.872

Templeton Growth Fund, Inc.

1/1/2007 to 12/31/2007	$14.32	$14.42	171,119.5
1/1/2008 to 12/31/2008	$14.42	$8.03	158,309.6
1/1/2009 to 12/31/2009	$8.03	$10.36	147,793.8
1/1/2010 to 12/31/2010	$10.36	$10.98	133,923.6
1/1/2011 to 12/31/2011	$10.98	$10.13	109,794.8
1/1/2012 to 12/31/2012	$10.13	$12.13	97,851.2
1/1/2013 to 12/31/2013	$12.13	$15.566846	92,096.111
1/1/2014 to 12/31/2014	$15.566846	$15.048933	85,275.655
1/1/2015 to 12/31/2015	$15.048933	$13.874203	76,563.738
1/1/2016 to 12/31/2016	$13.874203	$14.914368	70,989.238

Class L

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

6/23/2008 to 12/31/2008	$12.81	$8.57	29,972.3
1/1/2009 to 12/31/2009	$8.57	$11.97	5,920.0
1/1/2010 to 12/31/2010	$11.97	$14.91	27,457.9
1/1/2011 to 12/31/2011	$14.91	$13.45	22,736.1
1/1/2012 to 12/31/2012	$13.45	$15.63	22,050.4
1/1/2013 to 12/31/2013	$15.63	$21.123050	18,172.320
1/1/2014 to 12/31/2014	$21.123050	$22.589826	17,666.283
1/1/2015 to 12/31/2015	$22.589826	$20.931729	16,666.833
1/1/2016 to 12/31/2016	$20.931729	$25.635125	13,989.117

AB International Value Fund

6/23/2008 to 12/31/2008	$8.97	$4.76	54,477.4
1/1/2009 to 12/31/2009	$4.76	$6.29	60,359.3
1/1/2010 to 12/31/2010	$6.29	$6.40	62,613.6
1/1/2011 to 12/31/2011	$6.40	$5.03	83,006.4
1/1/2012 to 12/31/2012	$5.03	$5.66	79,588.9
1/1/2013 to 12/31/2013	$5.66	$6.799636	64,687.316
1/1/2014 to 12/31/2014	$6.799636	$6.256071	36,140.482
1/1/2015 to 12/31/2015	$6.256071	$6.315271	19,887.782
1/1/2016 to 12/31/2016	$6.315271	$6.157807	19,272.356

AB Value Fund

6/23/2008 to 12/31/2008	$10.61	$7.25	0.0
1/1/2009 to 12/31/2009	$7.25	$8.50	263.9
1/1/2010 to 12/31/2010	$8.50	$9.33	2,205.9
1/1/2011 to 12/31/2011	$9.33	$8.82	2,214.6
1/1/2012 to 12/31/2012	$8.82	$9.97	2,214.0
1/1/2013 to 12/31/2013	$9.97	$13.321808	3,727.749
1/1/2014 to 12/31/2014	$13.321808	$14.634121	5,068.659
1/1/2015 to 12/31/2015	$14.634121	$13.305998	5,121.213
1/1/2016 to 12/31/2016	$13.305998	$14.537934	5,350.304

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Dividend Value Fund

6/23/2008 to 12/31/2008	$9.35	$6.44	73,268.8
1/1/2009 to 12/31/2009	$6.44	$7.15	127,293.1
1/1/2010 to 12/31/2010	$7.15	$7.97	133,292.7
1/1/2011 to 12/31/2011	$7.97	$8.09	147,433.6
1/1/2012 to 12/31/2012	$8.09	$9.07	150,843.5
1/1/2013 to 12/31/2013	$9.07	$11.491413	118,990.555
1/1/2014 to 12/31/2014	$11.491413	$12.406064	98,047.108
1/1/2015 to 12/31/2015	$12.406064	$11.161315	106,359.070
1/1/2016 to 12/31/2016	$11.161315	$12.734601	110,960.666

AllianzGI NFJ Mid-Cap Value Fund

6/23/2008 to 12/31/2008	$11.28	$7.25	0.0
1/1/2009 to 12/31/2009	$7.25	$9.54	0.0
1/1/2010 to 12/31/2010	$9.54	$11.32	0.0
1/1/2011 to 12/31/2011	$11.32	$11.01	0.0
1/1/2012 to 12/31/2012	$11.01	$12.50	0.0
1/1/2013 to 12/31/2013	$12.50	$16.240739	0.000
1/1/2014 to 12/31/2014	$16.240739	$17.337679	0.000
1/1/2015 to 12/31/2015	$17.337679	$16.483114	0.000
1/1/2016 to 12/31/2016	$16.483114	$18.962807	0.000

AllianzGI NFJ Small-Cap Value Fund

6/23/2008 to 12/31/2008	$14.93	$10.71	25,117.0
1/1/2009 to 12/31/2009	$10.71	$13.07	27,416.2
1/1/2010 to 12/31/2010	$13.07	$16.08	28,333.6
1/1/2011 to 12/31/2011	$16.08	$16.17	4,455.4
1/1/2012 to 12/31/2012	$16.17	$17.57	909.5
1/1/2013 to 12/31/2013	$17.57	$22.753164	883.793
1/1/2014 to 12/31/2014	$22.753164	$22.760568	841.824
1/1/2015 to 12/31/2015	$22.760568	$20.549884	0.000
1/1/2016 to 12/31/2016	$20.549884	$24.868460	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

6/23/2008 to 12/31/2008	$11.45	$9.86	0.0
1/1/2009 to 12/31/2009	$9.86	$10.87	0.0
1/1/2010 to 12/31/2010	$10.87	$12.10	0.0
1/1/2011 to 12/31/2011	$12.10	$12.31	0.0
1/1/2012 to 12/31/2012	$12.31	$13.48	0.0
1/1/2013 to 12/31/2013	$13.48	$15.832969	0.000
1/1/2014 to 12/31/2014	$15.832969	$17.469547	0.000
1/1/2015 to 12/31/2015	$17.469547	$17.260650	0.000
1/1/2016 to 12/31/2016	$17.260650	$20.258961	0.000

American Century Ultra® Fund

6/23/2008 to 12/31/2008	$11.12	$7.14	0.0
1/1/2009 to 12/31/2009	$7.14	$9.49	0.0
1/1/2010 to 12/31/2010	$9.49	$10.87	0.0
1/1/2011 to 12/31/2011	$10.87	$10.81	0.0
1/1/2012 to 12/31/2012	$10.81	$12.12	0.0
1/1/2013 to 12/31/2013	$12.12	$16.301009	0.000
1/1/2014 to 12/31/2014	$16.301009	$17.594087	0.000
1/1/2015 to 12/31/2015	$17.594087	$18.343984	0.000
1/1/2016 to 12/31/2016	$18.343984	$18.808425	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Bond Fund of AmericaSM

6/23/2008 to 12/31/2008	$10.64	$9.38	253,361.4
1/1/2009 to 12/31/2009	$9.38	$10.61	760,712.6
1/1/2010 to 12/31/2010	$10.61	$11.21	147,911.4
1/1/2011 to 12/31/2011	$11.21	$11.76	3,293.4
1/1/2012 to 12/31/2012	$11.76	$12.26	389.6
1/1/2013 to 12/31/2013	$12.26	$11.822851	0.000
1/1/2014 to 12/31/2014	$11.822851	$12.284830	0.000
1/1/2015 to 12/31/2015	$12.284830	$12.120708	0.000
1/1/2016 to 12/31/2016	$12.120708	$12.258220	0.000

American Funds® – EuroPacific Growth Fund®

6/23/2008 to 12/31/2008	$16.99	$11.09	297,777.1
1/1/2009 to 12/31/2009	$11.09	$15.20	801,959.4
1/1/2010 to 12/31/2010	$15.20	$16.37	129,124.9
1/1/2011 to 12/31/2011	$16.37	$13.93	13,355.6
1/1/2012 to 12/31/2012	$13.93	$16.34	2,616.7
1/1/2013 to 12/31/2013	$16.34	$19.333652	2,312.278
1/1/2014 to 12/31/2014	$19.333652	$18.528527	2,227.626
1/1/2015 to 12/31/2015	$18.528527	$18.088054	0.000
1/1/2016 to 12/31/2016	$18.088054	$17.926455	0.000

American Funds® – Growth Fund of America®

6/23/2008 to 12/31/2008	$13.86	$8.79	380,176.4
1/1/2009 to 12/31/2009	$8.79	$11.65	411,582.0
1/1/2010 to 12/31/2010	$11.65	$12.89	371,154.7
1/1/2011 to 12/31/2011	$12.89	$12.08	21,874.2
1/1/2012 to 12/31/2012	$12.08	$14.33	15,330.1
1/1/2013 to 12/31/2013	$14.33	$18.877080	12,332.696
1/1/2014 to 12/31/2014	$18.877080	$20.303264	10,142.504
1/1/2015 to 12/31/2015	$20.303264	$21.057606	4,510.633
1/1/2016 to 12/31/2016	$21.057606	$22.471859	2,005.423

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

6/23/2008 to 12/31/2008	$12.07	$9.23	28,323.6
1/1/2009 to 12/31/2009	$9.23	$11.31	82,544.0
1/1/2010 to 12/31/2010	$11.31	$12.47	86,093.0
1/1/2011 to 12/31/2011	$12.47	$12.96	9,392.1
1/1/2012 to 12/31/2012	$12.96	$14.28	3,255.5
1/1/2013 to 12/31/2013	$14.28	$16.601638	3,104.958
1/1/2014 to 12/31/2014	$16.601638	$17.705967	817.668
1/1/2015 to 12/31/2015	$17.705967	$17.161863	0.000
1/1/2016 to 12/31/2016	$17.161863	$18.674156	0.000

American Funds® – Investment Company of America®

6/23/2008 to 12/31/2008	$12.02	$8.62	38,943.9
1/1/2009 to 12/31/2009	$8.62	$10.79	71,529.3
1/1/2010 to 12/31/2010	$10.79	$11.77	75,012.0
1/1/2011 to 12/31/2011	$11.77	$11.38	3,922.9
1/1/2012 to 12/31/2012	$11.38	$12.95	1,279.8
1/1/2013 to 12/31/2013	$12.95	$16.873486	1,272.515
1/1/2014 to 12/31/2014	$16.873486	$18.610685	1,266.348
1/1/2015 to 12/31/2015	$18.610685	$18.044432	0.000
1/1/2016 to 12/31/2016	$18.044432	$20.341487	0.000

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.89	7,380.8
1/1/2010 to 12/31/2010	$7.89	$8.99	6,664.3
1/1/2011 to 12/31/2011	$8.99	$8.58	5,543.2
1/1/2012 to 12/31/2012	$8.58	$9.30	3,715.7
1/1/2013 to 12/31/2013	$9.30	$11.951619	3,194.209
1/1/2014 to 12/31/2014	$11.951619	$13.002752	2,885.463
1/1/2015 to 12/31/2015	$13.002752	$13.241055	2,519.421
1/1/2016 to 12/31/2016	$13.241055	$13.948664	2,323.329

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

6/23/2008 to 12/31/2008	$11.83	$8.24	92,459.1
1/1/2009 to 12/31/2009	$8.24	$10.58	603,457.8
1/1/2010 to 12/31/2010	$10.58	$11.74	34,342.7
1/1/2011 to 12/31/2011	$11.74	$11.21	35,188.0
1/1/2012 to 12/31/2012	$11.21	$12.56	28,269.4
1/1/2013 to 12/31/2013	$12.56	$17.058078	13,611.094
1/1/2014 to 12/31/2014	$17.058078	$18.432376	14,456.463
1/1/2015 to 12/31/2015	$18.432376	$17.028338	289,798.764
1/1/2016 to 12/31/2016	$17.028338	$19.831471	188,242.589

BlackRock Capital Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.95	$8.37	211,127.7
1/1/2009 to 12/31/2009	$8.37	$11.26	601,181.3
1/1/2010 to 12/31/2010	$11.26	$13.23	834,307.6
1/1/2011 to 12/31/2011	$13.23	$11.83	1,010,363.9
1/1/2012 to 12/31/2012	$11.83	$13.27	781,273.5
1/1/2013 to 12/31/2013	$13.27	$17.488069	350,419.190
1/1/2014 to 12/31/2014	$17.488069	$18.656913	324,482.530
1/1/2015 to 12/31/2015	$18.656913	$19.629640	264,551.205
1/1/2016 to 12/31/2016	$19.629640	$19.258641	235,570.779

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.

6/23/2008 to 12/31/2008	$15.10	$12.16	280,891.0
1/1/2009 to 12/31/2009	$12.16	$14.56	1,229,966.4
1/1/2010 to 12/31/2010	$14.56	$15.75	1,308,724.8
1/1/2011 to 12/31/2011	$15.75	$14.94	1,195,155.4
1/1/2012 to 12/31/2012	$14.94	$16.18	1,106,218.2
1/1/2013 to 12/31/2013	$16.18	$18.229876	1,055,023.342
1/1/2014 to 12/31/2014	$18.229876	$18.285857	900,493.126
1/1/2015 to 12/31/2015	$18.285857	$17.815427	801,792.129
1/1/2016 to 12/31/2016	$17.815427	$18.199374	758,531.784

BlackRock Global Opportunities Portfolio.

9/9/2011 to 12/31/2011	$10.00	$10.18	95,074.9
1/1/2012 to 12/31/2012	$10.18	$11.48	89,955.2
1/1/2013 to 12/31/2013	$11.48	$14.687204	82,196.024
1/1/2014 to 12/31/2014	$14.687204	$13.791521	80,805.526
1/1/2015 to 12/31/2015	$13.791521	$13.627891	82,035.083
1/1/2016 to 12/31/2016	$13.627891	$13.817888	75,076.308

BlackRock Global SmallCap Fund, Inc.

6/23/2008 to 12/31/2008	$16.16	$10.28	0.0
1/1/2009 to 12/31/2009	$10.28	$13.63	0.0
1/1/2010 to 12/31/2010	$13.63	$15.88	0.0
1/1/2011 to 12/31/2011	$15.88	$13.97	0.0
1/1/2012 to 12/31/2012	$13.97	$16.03	0.0
1/1/2013 to 12/31/2013	$16.03	$21.371783	0.000
1/1/2014 to 12/31/2014	$21.371783	$21.161024	0.000
1/1/2015 to 12/31/2015	$21.161024	$19.616835	0.000
1/1/2016 to 12/31/2016	$19.616835	$20.785259	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.17	246,638.7
1/1/2012 to 12/31/2012	$10.17	$11.70	250,491.3
1/1/2013 to 12/31/2013	$11.70	$12.553217	431,605.423
1/1/2014 to 12/31/2014	$12.553217	$12.735637	393,486.111
1/1/2015 to 12/31/2015	$12.735637	$11.998298	366,441.487
1/1/2016 to 12/31/2016	$11.998298	$13.398579	312,214.472

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.18	20,551.6
1/1/2012 to 12/31/2012	$9.18	$10.34	16,662.5
1/1/2013 to 12/31/2013	$10.34	$12.439674	15,638.40
1/1/2014 to 12/31/2014	$12.439674	$11.552402	17,759.263
1/1/2015 to 12/31/2015	$11.552402	$10.983110	18,180.211
1/1/2016 to 12/31/2016	$10.983110	$10.850523	20,115.118

BlackRock International Index Fund

6/23/2008 to 12/31/2008	$15.18	$9.69	0.0
1/1/2009 to 12/31/2009	$9.69	$12.21	0.0
1/1/2010 to 12/31/2010	$12.21	$12.87	0.0
1/1/2011 to 12/31/2011	$12.87	$11.04	0.0
1/1/2012 to 12/31/2012	$11.04	$12.87	0.0
1/1/2013 to 12/31/2013	$12.87	$15.355670	0.000
1/1/2014 to 12/31/2014	$15.355670	$14.144748	0.000
1/1/2015 to 12/31/2015	$14.144748	$13.768030	0.000
1/1/2016 to 12/31/2016	$13.768030	$13.662678	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core Fund

6/23/2008 to 12/31/2008	$12.30	$8.77	5,490.7
1/1/2009 to 12/31/2009	$8.77	$10.41	22,416.8
1/1/2010 to 12/31/2010	$10.41	$11.38	19,997.9
1/1/2011 to 12/31/2011	$11.38	$11.20	32,792.9
1/1/2012 to 12/31/2012	$11.20	$12.60	37,370.3
1/1/2013 to 12/31/2013	$12.60	$16.553966	30,349.786
1/1/2014 to 12/31/2014	$16.553966	$18.198119	27,559.084
1/1/2015 to 12/31/2015	$18.198119	$17.930968	27,998.259
1/1/2016 to 12/31/2016	$17.930968	$19.426283	24,571.952

BlackRock Large Cap Growth Fund

6/23/2008 to 12/31/2008	$12.06	$8.47	12,378.7
1/1/2009 to 12/31/2009	$8.47	$10.92	614,263.5
1/1/2010 to 12/31/2010	$10.92	$12.04	38,262.5
1/1/2011 to 12/31/2011	$12.04	$11.88	65,548.5
1/1/2012 to 12/31/2012	$11.88	$13.39	66,918.0
1/1/2013 to 12/31/2013	$13.39	$17.534630	54,492.075
1/1/2014 to 12/31/2014	$17.534630	$19.691988	48,028.205
1/1/2015 to 12/31/2015	$19.691988	$19.826392	32,235.542
1/1/2016 to 12/31/2016	$19.826392	$20.996480	30,682.347

BlackRock Large Cap Value Fund

6/23/2008 to 12/31/2008	$13.14	$9.31	6,161.8
1/1/2009 to 12/31/2009	$9.31	$10.46	13,007.4
1/1/2010 to 12/31/2010	$10.46	$11.37	35,800.0
1/1/2011 to 12/31/2011	$11.37	$10.86	37,985.7
1/1/2012 to 12/31/2012	$10.86	$12.03	33,209.9
1/1/2013 to 12/31/2013	$12.03	$15.720864	31,729.344
1/1/2014 to 12/31/2014	$15.720864	$17.272981	30,501.321
1/1/2015 to 12/31/2015	$17.272981	$16.655747	25,638.867
1/1/2016 to 12/31/2016	$16.655747	$18.611841	22,597.722

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.92	0.0
1/1/2012 to 12/31/2012	$9.92	$10.24	0.0
1/1/2013 to 12/31/2013	$10.24	$10.179220	0.000
1/1/2014 to 12/31/2014	$10.179220	$10.141094	0.000
1/1/2015 to 12/31/2015	$10.141094	$10.033260	0.000
1/1/2016 to 12/31/2016	$10.033260	$10.043137	0.000

BlackRock Small Cap Index Fund

6/23/2008 to 12/31/2008	$12.05	$8.35	0.0
1/1/2009 to 12/31/2009	$8.35	$10.39	0.0
1/1/2010 to 12/31/2010	$10.39	$12.93	0.0
1/1/2011 to 12/31/2011	$12.93	$12.12	0.0
1/1/2012 to 12/31/2012	$12.12	$13.84	0.0
1/1/2013 to 12/31/2013	$13.84	$18.906123	0.000
1/1/2014 to 12/31/2014	$18.906123	$19.460863	0.000
1/1/2015 to 12/31/2015	$19.460863	$18.268693	0.000
1/1/2016 to 12/31/2016	$18.268693	$21.772925	0.000

BlackRock S&P 500 Index Fund

04/19/2013 to 12/31/2013	$10.00	$11.897357	82,485.238
1/1/2014 to 12/31/2014	$11.897357	$13.266647	81,942.813
1/1/2015 to 12/31/2015	$13.266647	$13.196527	110,620.024
1/1/2016 to 12/31/2016	$13.196527	$14.496398	136,256.528

BlackRock Total Return Portfolio

6/23/2008 to 12/31/2008	$10.34	$9.24	4,007.8
1/1/2009 to 12/31/2009	$9.24	$10.54	44,835.3
1/1/2010 to 12/31/2010	$10.54	$11.39	42,427.5
1/1/2011 to 12/31/2011	$11.39	$11.70	50,948.8
1/1/2012 to 12/31/2012	$11.70	$12.64	48,869.0
1/1/2013 to 12/31/2013	$12.64	$12.381572	53,678.258
1/1/2014 to 12/31/2014	$12.381572	$13.134639	46,481.850
1/1/2015 to 12/31/2015	$13.134639	$12.935797	573,451.143
1/1/2015 to 12/31/2015	$13.134639	$12.935797	573,451.143
1/1/2016 to 12/31/2016	$12.935797	$13.144046	765,770.493

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.28	33,246.2
1/1/2012 to 12/31/2012	$10.28	$10.38	46,325.9
1/1/2013 to 12/31/2013	$10.38	$9.955640	31,845.592
1/1/2014 to 12/31/2014	$9.955640	$10.326066	30,578.883
1/1/2015 to 12/31/2015	$10.326066	$10.193264	28,728.104
1/1/2016 to 12/31/2016	$10.193264	$10.158852	29,094.596

BlackRock Value Opportunities Fund, Inc.

6/23/2008 to 12/31/2008	$11.99	$7.39	927.3
1/1/2009 to 12/31/2009	$7.39	$9.29	4,952.0
1/1/2010 to 12/31/2010	$9.29	$11.72	4,386.9
1/1/2011 to 12/31/2011	$11.72	$11.23	13,092.9
1/1/2012 to 12/31/2012	$11.23	$12.51	13,480.0
1/1/2013 to 12/31/2013	$12.51	$17.543106	10,505.941
1/1/2014 to 12/31/2014	$17.543106	$18.093009	10,450.433
1/1/2015 to 12/31/2015	$18.093009	$16.579024	9,148.597
1/1/2016 to 12/31/2016	$16.579024	$20.146519	9,467.905

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

6/23/2008 to 12/31/2008	$11.62	$7.43	0.0
1/1/2009 to 12/31/2009	$7.43	$10.06	0.0
1/1/2010 to 12/31/2010	$10.06	$12.54	0.0
1/1/2011 to 12/31/2011	$12.54	$13.10	0.0
1/1/2012 to 12/31/2012	$13.10	$15.10	0.0
1/1/2013 to 12/31/2013	$15.10	$15.527894	0.000
1/1/2014 to 12/31/2014	$15.527894	$20.201646	0.000
1/1/2015 to 12/31/2015	$20.201646	$21.352818	0.000
1/1/2016 to 12/31/2016	$21.352818	$22.655473	0.000

Columbia Acorn International Fund

6/23/2008 to 12/31/2008	$10.35	$5.99	14,416.2
1/1/2009 to 12/31/2009	$5.99	$8.87	37,426.9
1/1/2010 to 12/31/2010	$8.87	$10.67	351,882.1
1/1/2011 to 12/31/2011	$10.67	$9.00	420,862.2
1/1/2012 to 12/31/2012	$9.00	$10.74	406,972.5
1/1/2013 to 12/31/2013	$10.74	$12.900803	503,319.015
1/1/2014 to 12/31/2014	$12.900803	$12.120959	497,386.640
1/1/2015 to 12/31/2015	$12.120959	$11.744250	474,062.146
1/1/2016 to 12/31/2016	$11.744250	$11.274359	408,810.110

Columbia Acorn USA

6/23/2008 to 12/31/2008	$12.93	$8.13	46,477.1
1/1/2009 to 12/31/2009	$8.13	$11.30	97,908.8
1/1/2010 to 12/31/2010	$11.30	$13.66	112,826.4
1/1/2011 to 12/31/2011	$13.66	$12.75	123,140.5
1/1/2012 to 12/31/2012	$12.75	$14.90	104,360.2
1/1/2013 to 12/31/2013	$14.90	$19.412645	128,547.617
1/1/2014 to 12/31/2014	$19.412645	$19.754673	127,264.089
1/1/2015 to 12/31/2015	$19.754673	$19.140136	20,004.741
1/1/2016 to 12/31/2016	$19.140136	$21.239615	18,786.406

Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965236	$10.065725	75,980.428

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.65	27,276.6
1/1/2012 to 12/31/2012	$8.65	$9.43	8,148.1
1/1/2013 to 12/31/2013	$9.43	$12.150372	8,078.375
1/1/2014 to 12/31/2014	$12.150372	$12.798051	7,824.043
1/1/2015 to 12/31/2015	$12.798051	$13.232451	10,511.851
1/1/2016 to 12/31/2016	$13.232451	$13.273178	10,703.250

Davis New York Venture Fund, Inc.

6/23/2008 to 12/31/2008	$12.48	$8.18	62,779.1
1/1/2009 to 12/31/2009	$8.18	$10.63	728,030.0
1/1/2010 to 12/31/2010	$10.63	$11.74	142,540.4
1/1/2011 to 12/31/2011	$11.74	$11.00	127,542.4
1/1/2012 to 12/31/2012	$11.00	$12.21	95,087.2
1/1/2013 to 12/31/2013	$12.21	$16.182285	88,347.246
1/1/2014 to 12/31/2014	$16.182285	$16.976880	86,127.414
1/1/2015 to 12/31/2015	$16.976880	$17.212544	67,231.337
1/1/2016 to 12/31/2016	$17.212544	$19.024441	59,311.564

Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.32	8,875.7
1/1/2011 to 12/31/2011	$11.32	$12.03	9,843.6
1/1/2012 to 12/31/2012	$12.03	$13.07	8,348.2
1/1/2013 to 12/31/2013	$13.07	$18.130582	4,128.125
1/1/2014 to 12/31/2014	$18.130582	$18.352757	3,083.633
1/1/2015 to 12/31/2015	$18.352757	$19.345247	1,695.524
1/1/2016 to 12/31/2016	$19.345247	$18.224032	1,806.547

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.16	$8.76	204,359.0
1/1/2009 to 12/31/2009	$8.76	$10.44	25,233.2
1/1/2010 to 12/31/2010	$10.44	$11.85	442,475.1
1/1/2011 to 12/31/2011	$11.85	$12.56	454,894.1
1/1/2012 to 12/31/2012	$12.56	$13.62	342,392.9
1/1/2013 to 12/31/2013	$13.62	$16.288495	220,634.524
1/1/2014 to 12/31/2014	$16.288495	$17.364405	188,572.963
1/1/2015 to 12/31/2015	$17.364405	$16.667424	107,093.851
1/1/2016 to 12/31/2016	$16.667424	$17.598931	92,877.308

Eaton Vance Floating-Rate Fund

6/23/2008 to 12/31/2008	$10.68	$7.43	13,309.6
1/1/2009 to 12/31/2009	$7.43	$10.70	43,022.4
1/1/2010 to 12/31/2010	$10.70	$11.51	46,184.7
1/1/2011 to 12/31/2011	$11.51	$11.57	44,621.3
1/1/2012 to 12/31/2012	$11.57	$12.32	44,064.1
1/1/2013 to 12/31/2013	$12.32	$12.680737	50,188.285
1/1/2014 to 12/31/2014	$12.680737	$12.531897	73,836.534
1/1/2015 to 12/31/2015	$12.531897	$12.103028	60,778.490
1/1/2016 to 12/31/2016	$12.103028	$13.220393	59,577.003

Eaton Vance Large-Cap Value Fund

6/23/2008 to 12/31/2008	$10.18	$6.96	181,028.4
1/1/2009 to 12/31/2009	$6.96	$8.02	844,885.0
1/1/2010 to 12/31/2010	$8.02	$8.69	1,315,341.7
1/1/2011 to 12/31/2011	$8.69	$8.18	1,275,285.9
1/1/2012 to 12/31/2012	$8.18	$9.32	906,205.5
1/1/2013 to 12/31/2013	$9.32	$11.868748	656,872.841
1/1/2014 to 12/31/2014	$11.868748	$12.967027	62,685.719
1/1/2015 to 12/31/2015	$12.967027	$12.629649	58,852.864
1/1/2016 to 12/31/2016	$12.629649	$13.625296	58,030.338

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Equity Income Fund, Inc.

4/19/2013 to 12/31/2013	$10.00	$11.915016	6,855.652
1/1/2014 to 12/31/2014	$11.915016	$12.663332	6,526.159
1/1/2015 to 12/31/2015	$12.663332	$11.791539	6,527.712
1/1/2016 to 12/31/2016	$11.791539	$12.712984	23,870.883

Federated Kaufmann Fund

6/23/2008 to 12/31/2008	$14.77	$9.55	53,083.4
1/1/2009 to 12/31/2009	$9.55	$12.20	118,375.2
1/1/2010 to 12/31/2010	$12.20	$14.24	54,424.7
1/1/2011 to 12/31/2011	$14.24	$12.11	42,478.1
1/1/2012 to 12/31/2012	$12.11	$13.99	36,591.7
1/1/2013 to 12/31/2013	$13.99	$19.331243	33,965.567
1/1/2014 to 12/31/2014	$19.331243	$20.775891	33,065.788
1/1/2015 to 12/31/2015	$20.775891	$21.678100	29,645.446
1/1/2016 to 12/31/2016	$21.678100	$22.001374	32,466.177

Fidelity® Advisor Equity Growth Fund

6/23/2008 to 12/31/2008	$13.34	$7.63	0.0
1/1/2009 to 12/31/2009	$7.63	$9.61	0.0
1/1/2010 to 12/31/2010	$9.61	$11.69	0.0
1/1/2011 to 12/31/2011	$11.69	$11.51	0.0
1/1/2012 to 12/31/2012	$11.51	$12.94	0.0
1/1/2013 to 12/31/2013	$12.94	$17.280870	0.000
1/1/2014 to 12/31/2014	$17.280870	$18.869812	0.000
1/1/2015 to 12/31/2015	$18.869812	$19.831780	0.000
1/1/2016 to 12/31/2016	$19.831780	$19.585102	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Comstock Fund

6/23/2008 to 12/31/2008	$10.54	$7.79	8,005.7
1/1/2009 to 12/31/2009	$7.79	$9.93	20,016.6
1/1/2010 to 12/31/2010	$9.93	$11.31	898,812.2
1/1/2011 to 12/31/2011	$11.31	$10.91	1,076,293.6
1/1/2012 to 12/31/2012	$10.91	$12.78	766,321.2
1/1/2013 to 12/31/2013	$12.78	$17.014076	674,913.708
1/1/2014 to 12/31/2014	$17.014076	$18.280523	499,179.628
1/1/2015 to 12/31/2015	$18.280523	$16.931040	349,897.246
1/1/2016 to 12/31/2016	$16.931040	$19.644041	227,091.575

Invesco Mid Cap Core Equity Fund

6/23/2008 to 12/31/2008	$12.99	$9.64	21,948.9
1/1/2009 to 12/31/2009	$9.64	$12.35	135,752.6
1/1/2010 to 12/31/2010	$12.35	$13.69	32,136.2
1/1/2011 to 12/31/2011	$13.69	$12.64	24,853.1
1/1/2012 to 12/31/2012	$12.64	$13.74	23,771.0
1/1/2013 to 12/31/2013	$13.74	$17.473090	21,203.578
1/1/2014 to 12/31/2014	$17.473090	$17.979803	16,786.536
1/1/2015 to 12/31/2015	$17.979803	$16.936003	16,665.321
1/1/2016 to 12/31/2016	$16.936003	$18.677901	15,904.264

Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	0.0
1/1/2012 to 12/31/2012	$0.91	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.382614	0.000
1/1/2014 to 12/31/2014	$1.382614	$1.451353	0.000
1/1/2015 to 12/31/2015	$1.451353	$1.280010	0.000
1/1/2016 to 12/31/2016	$1.280010	$1.487336	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.92	$12.71	78,331.2
1/1/2010 to 12/31/2010	$12.71	$15.72	17,513.1
1/1/2011 to 12/31/2011	$15.72	$15.17	13,935.9
1/1/2012 to 12/31/2012	$15.17	$17.53	12,537.9
1/1/2013 to 12/31/2013	$17.53	$22.510606	11,806.374
1/1/2014 to 12/31/2014	$22.510606	$24.744100	12,370.225
1/1/2015 to 12/31/2015	$24.744100	$25.117417	169,632.937
1/1/2016 to 12/31/2016	$25.117417	$27.615966	198,647.577

Janus Forty Fund

7/6/2009 to 12/31/2009	$7.36	$10.43	813,141.1
1/1/2010 to 12/31/2010	$10.43	$10.86	157,442.0
1/1/2011 to 12/31/2011	$10.86	$9.93	170,766.0
1/1/2012 to 12/31/2012	$9.93	$12.11	171,991.5
1/1/2013 to 12/31/2013	$12.11	$15.710572	152,877.508
1/1/2014 to 12/31/2014	$15.710572	$16.786732	118,365.631
1/1/2015 to 12/31/2015	$16.786732	$18.486936	99,258.679
1/1/2016 to 12/31/2016	$18.486936	$18.574951	92,970.298

JPMorgan Multi-Capital Market Neutral Fund

6/23/2008 to 12/31/2008	$10.10	$9.89	4,263.9
1/1/2009 to 12/31/2009	$9.89	$9.71	22,509.1
1/1/2010 to 12/31/2010	$9.71	$9.12	21,638.1
1/1/2011 to 12/31/2011	$9.12	$8.95	14,088.6
1/1/2012 to 12/31/2012	$8.95	$8.81	13,535.7
1/1/2013 to 12/31/2013	$8.81	$9.026112	14,011.950
1/1/2014 to 12/31/2014	$9.026112	$9.012577	10,795.757
1/1/2015 to 12/31/2015	$9.012577	$8.979702	10,167.897
1/1/2016 to 12/31/2016	$8.979702	$8.720486	10,156.739

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund

6/23/2008 to 12/31/2008	$9.47	$6.11	765.5
1/1/2009 to 12/31/2009	$6.11	$8.35	15,005.2
1/1/2010 to 12/31/2010	$8.35	$10.99	4,459.7
1/1/2011 to 12/31/2011	$10.99	$10.44	2,997.5
1/1/2012 to 12/31/2012	$10.44	$11.54	4,393.3
1/1/2013 to 12/31/2013	$11.54	$16.802318	6,929.212
1/1/2014 to 12/31/2014	$16.802318	$16.507932	10,659.221
1/1/2015 to 12/31/2015	$16.507932	$15.904411	11,307.053
1/1/2016 to 12/31/2016	$15.904411	$16.881506	10,869.644

Lord Abbett Affiliated Fund, Inc.

6/23/2008 to 12/31/2008	$11.52	$8.22	105,225.2
1/1/2009 to 12/31/2009	$8.22	$9.66	18,673.7
1/1/2010 to 12/31/2010	$9.66	$10.87	17,624.6
1/1/2011 to 12/31/2011	$10.87	$9.87	8,743.2
1/1/2012 to 12/31/2012	$9.87	$11.26	6,171.3
1/1/2013 to 12/31/2013	$11.26	$14.650484	4,407.937
1/1/2014 to 12/31/2014	$14.650484	$16.165968	3,964.429
1/1/2015 to 12/31/2015	$16.165968	$15.248347	3,756.274
1/1/2016 to 12/31/2016	$15.248347	$17.618019	3,389.183

Lord Abbett Bond-Debenture Fund, Inc.

6/23/2008 to 12/31/2008	$11.54	$9.15	2,267.7
1/1/2009 to 12/31/2009	$9.15	$12.21	45,367.8
1/1/2010 to 12/31/2010	$12.21	$13.58	52,285.0
1/1/2011 to 12/31/2011	$13.58	$13.89	79,606.4
1/1/2012 to 12/31/2012	$13.89	$15.49	80,114.9
1/1/2013 to 12/31/2013	$15.49	$16.438557	72,719.419
1/1/2014 to 12/31/2014	$16.438557	$16.915765	62,692.084
1/1/2015 to 12/31/2015	$16.915765	$16.365077	55,015.600
1/1/2016 to 12/31/2016	$16.365077	$18.104445	49,665.892

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Mid Cap Stock Fund, Inc.

6/23/2008 to 12/31/2008	$11.68	$7.84	16,970.8
1/1/2009 to 12/31/2009	$7.84	$9.78	19,974.7
1/1/2010 to 12/31/2010	$9.78	$12.09	16,172.5
1/1/2011 to 12/31/2011	$12.09	$11.44	24,129.9
1/1/2012 to 12/31/2012	$11.44	$12.89	26,465.4
1/1/2013 to 12/31/2013	$12.89	$16.540336	34,588.406
1/1/2014 to 12/31/2014	$16.540336	$18.175372	26,723.422
1/1/2015 to 12/31/2015	$18.175372	$17.259893	26,537.167
1/1/2016 to 12/31/2016	$17.259893	$19.818525	22,935.857

Oppenheimer Capital Appreciation Fund

6/23/2008 to 12/31/2008	$12.42	$7.03	3,329.9
1/1/2009 to 12/31/2009	$7.03	$9.94	11,107.9
1/1/2010 to 12/31/2010	$9.94	$10.68	3,925.0
1/1/2011 to 12/31/2011	$10.68	$10.36	3,098.6
1/1/2012 to 12/31/2012	$10.36	$11.59	3,055.9
1/1/2013 to 12/31/2013	$11.59	$14.750215	2,660.387
1/1/2014 to 12/31/2014	$14.750215	$16.711489	9,698.145
1/1/2015 to 12/31/2015	$16.711489	$16.983573	7,841.598
1/1/2016 to 12/31/2016	$16.983573	$16.331461	7,877.432

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®

6/23/2008 to 12/31/2008	$12.06	$7.90	891.3
1/1/2009 to 12/31/2009	$7.90	$10.02	1,295.2
1/1/2010 to 12/31/2010	$10.02	$11.42	464.2
1/1/2011 to 12/31/2011	$11.42	$11.22	2,141.2
1/1/2012 to 12/31/2012	$11.22	$12.88	2,431.1
1/1/2013 to 12/31/2013	$12.88	$16.676633	2,192.081
1/1/2014 to 12/31/2014	$16.676633	$18.137766	914.833
1/1/2015 to 12/31/2015	$18.137766	$18.414879	437.739
1/1/2016 to 12/31/2016	$18.414879	$20.202407	764.125

Oppenheimer Main Street Mid Cap Fund®

6/23/2008 to 12/31/2008	$12.70	$8.22	0.0
1/1/2009 to 12/31/2009	$8.22	$11.08	0.0
1/1/2010 to 12/31/2010	$11.08	$13.44	1,762.1
1/1/2011 to 12/31/2011	$13.44	$12.88	15,364.4
1/1/2012 to 12/31/2012	$12.88	$14.81	14,302.8
1/1/2013 to 12/31/2013	$14.81	$19.453041	12,041.472
1/1/2014 to 12/31/2014	$19.453041	$21.504654	5,994.629
1/1/2015 to 12/31/2015	$21.504654	$19.645076	4,178.390
1/1/2016 to 12/31/2016	$19.645076	$21.939218	3,574.477

PIMCO CommodityRealReturn® Strategy Fund

6/23/2008 to 12/31/2008	$16.68	$7.31	94,476.9
1/1/2009 to 12/31/2009	$7.31	$10.05	171,901.0
1/1/2010 to 12/31/2010	$10.05	$12.22	155,856.2
1/1/2011 to 12/31/2011	$12.22	$11.06	159,294.3
1/1/2012 to 12/31/2012	$11.06	$11.41	169,353.7
1/1/2013 to 12/31/2013	$11.41	$9.549293	208,464.855
1/1/2014 to 12/31/2014	$9.549293	$7.658507	202,908.117
1/1/2015 to 12/31/2015	$7.658507	$5.574060	265,206.178
1/1/2016 to 12/31/2016	$5.574060	$6.264201	223,621.596

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Low Duration Fund

6/23/2008 to 12/31/2008	$10.49	$10.16	4,781.8
1/1/2009 to 12/31/2009	$10.16	$11.30	32,249.9
1/1/2010 to 12/31/2010	$11.30	$11.64	450,348.9
1/1/2011 to 12/31/2011	$11.64	$11.62	441,614.5
1/1/2012 to 12/31/2012	$11.62	$12.10	771,745.2
1/1/2013 to 12/31/2013	$12.10	$11.887364	1,070,120.386
1/1/2014 to 12/31/2014	$11.887364	$11.755448	1,005,423.627
1/1/2015 to 12/31/2015	$11.755448	$11.612275	917,853.419
1/1/2016 to 12/31/2016	$11.612275	$11.613494	827,870.616

PIMCO Real Return Fund

6/23/2008 to 12/31/2008	$11.28	$10.16	226,849.6
1/1/2009 to 12/31/2009	$10.16	$11.85	447,363.0
1/1/2010 to 12/31/2010	$11.85	$12.53	569,758.5
1/1/2011 to 12/31/2011	$12.53	$13.71	512,539.4
1/1/2012 to 12/31/2012	$13.71	$14.69	704,030.2
1/1/2013 to 12/31/2013	$14.69	$13.104841	654,120.115
1/1/2014 to 12/31/2014	$13.104841	$13.290867	587,404.704
1/1/2015 to 12/31/2015	$13.290867	$12.675410	558,222.564
1/1/2016 to 12/31/2016	$12.675410	$13.057971	516,427.771

PIMCO Total Return Fund

6/23/2008 to 12/31/2008	$11.11	$11.39	949,990.5
1/1/2009 to 12/31/2009	$11.39	$12.71	2,531,179.7
1/1/2010 to 12/31/2010	$12.71	$13.56	2,157,889.4
1/1/2011 to 12/31/2011	$13.56	$13.86	1,982,649.8
1/1/2012 to 12/31/2012	$13.86	$15.00	2,445,467.2
1/1/2013 to 12/31/2013	$15.00	$14.428658	2,018,162.763
1/1/2014 to 12/31/2014	$14.428658	$14.815217	1,802,706.064
1/1/2015 to 12/31/2015	$14.815217	$14.636819	1,126,378.333
1/1/2016 to 12/31/2016	$14.636819	$14.729700	839,906.282

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets Fund

6/23/2008 to 12/31/2008	$14.68	$6.72	13,945.4
1/1/2009 to 12/31/2009	$6.72	$11.48	145,425.4
1/1/2010 to 12/31/2010	$11.48	$13.13	46,034.1
1/1/2011 to 12/31/2011	$13.13	$9.80	66,167.7
1/1/2012 to 12/31/2012	$9.80	$10.74	65,220.8
1/1/2013 to 12/31/2013	$10.74	$10.340789	62,011.797
1/1/2014 to 12/31/2014	$10.340789	$8.818102	58,964.588
1/1/2015 to 12/31/2015	$8.818102	$7.249125	62,292.083
1/1/2016 to 12/31/2016	$7.249125	$7.646114	89,471.005

Pioneer Fund

6/23/2008 to 12/31/2008	$12.46	$8.74	0.0
1/1/2009 to 12/31/2009	$8.74	$10.69	0.0
1/1/2010 to 12/31/2010	$10.69	$12.18	9,228.5
1/1/2011 to 12/31/2011	$12.18	$11.44	4,806.3
1/1/2012 to 12/31/2012	$11.44	$12.38	873.7
1/1/2013 to 12/31/2013	$12.38	$16.223807	427.479
1/1/2014 to 12/31/2014	$16.223807	$17.710831	373.040
1/1/2015 to 12/31/2015	$17.710831	$17.363694	0.000
1/1/2016 to 12/31/2016	$17.363694	$18.738264	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer High Yield Fund

6/23/2008 to 12/31/2008	$11.76	$7.38	2,632.5
1/1/2009 to 12/31/2009	$7.38	$11.80	135,953.9
1/1/2010 to 12/31/2010	$11.80	$13.66	25,053.5
1/1/2011 to 12/31/2011	$13.66	$13.22	35,415.5
1/1/2012 to 12/31/2012	$13.22	$14.97	31,742.0
1/1/2013 to 12/31/2013	$14.97	$16.554885	31,204.504
1/1/2014 to 12/31/2014	$16.554885	$16.271464	26,634.179
1/1/2015 to 12/31/2015	$16.271464	$15.238022	25,346.701
1/1/2016 to 12/31/2016	$15.238022	$17.125676	18,642.843

Pioneer Real Estate Shares Fund

6/23/2008 to 12/31/2008	$10.26	$6.32	43,869.9
1/1/2009 to 12/31/2009	$6.32	$8.10	93,981.1
1/1/2010 to 12/31/2010	$8.10	$10.23	6,675.2
1/1/2011 to 12/31/2011	$10.23	$10.97	11,159.9
1/1/2012 to 12/31/2012	$10.97	$12.50	18,164.6
1/1/2013 to 12/31/2013	$12.50	$12.447611	25,089.544
1/1/2014 to 12/31/2014	$12.447611	$15.887449	25,894.487
1/1/2015 to 12/31/2015	$15.887449	$16.310242	23,997.911
1/1/2016 to 12/31/2016	$16.310242	$17.039989	37,126.794

Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.32	0.0
1/1/2010 to 12/31/2010	$11.32	$13.33	0.0
1/1/2011 to 12/31/2011	$13.33	$12.80	5,278.9
1/1/2012 to 12/31/2012	$12.80	$13.43	4,895.8
1/1/2013 to 12/31/2013	$13.43	$19.098013	5,108.545
1/1/2014 to 12/31/2014	$19.098013	$20.504174	4,782.131
1/1/2015 to 12/31/2015	$20.504174	$20.466422	7,540.809
1/1/2016 to 12/31/2016	$20.466422	$20.853940	7,233.220

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Ready Assets Government Liquidity Fund

6/23/2008 to 12/31/2008	$10.79	$10.82	244,932.2
1/1/2009 to 12/31/2009	$10.82	$10.68	112,980.3
1/1/2010 to 12/31/2010	$10.68	$10.52	115,835.3
1/1/2011 to 12/31/2011	$10.52	$10.36	78,152.8
1/1/2012 to 12/31/2012	$10.36	$10.20	42,333.0
1/1/2013 to 12/31/2013	$10.20	$10.045057	21,592.482
1/1/2014 to 12/31/2014	$10.045057	$9.891214	15,654.918
1/1/2015 to 12/31/2015	$9.891214	$9.739367	33,786.443
1/1/2016 to 12/31/2016	$9.739367	$9.590081	38,115.916

TA Dividend Focused

2/05/2014 to 12/31/2014	$10.007930	$11.375114	754,923.711
1/1/2015 to 12/31/2015	$11.375114	$10.869874	454,257.150
1/1/2016 to 12/31/2016	$10.869874	$12.268352	743,813.260

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	103,801.2
1/1/2010 to 12/31/2010	$1.02	$1.13	93,942.0
1/1/2011 to 12/31/2011	$1.13	$1.15	89,551.4
1/1/2012 to 12/31/2012	$1.15	$1.27	103,089.4
1/1/2013 to 12/31/2013	$1.27	$1.296244	93,794.049
1/1/2014 to 12/31/2014	$1.296244	$1.324002	174,450.316
1/1/2015 to 12/31/2015	$1.324002	$1.294181	159,063.982
1/1/2016 to 12/31/2016	$1.294181	$1.347025	155,879.034

TA Multi-Cap Growth

6/23/2008 to 12/31/2008	$10.39	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$8.95	1,222.0
1/1/2010 to 12/31/2010	$8.95	$11.88	333,932.8
1/1/2011 to 12/31/2011	$11.88	$10.57	383,319.3
1/1/2012 to 12/31/2012	$10.57	$11.30	402,850.0
1/1/2013 to 12/31/2013	$11.30	$15.365690	310,227.650
1/1/2014 to 12/31/2014	$15.365690	$14.996422	304,357.648
1/1/2015 to 12/31/2015	$14.996422	$13.909396	135,269.856
1/1/2016 to 12/31/2016	$13.909396	$12.144656	10,963.095

TA Small/Mid Cap Value

6/23/2008 to 12/31/2008	$10.93	$6.32	21,247.0
1/1/2009 to 12/31/2009	$6.32	$8.87	52,133.8
1/1/2010 to 12/31/2010	$8.87	$11.30	134,983.0
1/1/2011 to 12/31/2011	$11.30	$10.76	148,905.0
1/1/2012 to 12/31/2012	$10.76	$12.26	134,061.8
1/1/2013 to 12/31/2013	$12.26	16.408132	498,983.609
1/1/2014 to 12/31/2014	16.408132	$16.890617	475,271.755
1/1/2015 to 12/31/2015	$16.890617	$16.099707	434,839.396
1/1/2016 to 12/31/2016	$16.099707	$19.140742	365,686.584

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.02	1,109,054.5
1/1/2013 to 12/31/2013	$10.02	$13.019017	619,142.113
1/1/2014 to 12/31/2014	$13.019017	$14.169965	566,691.491
1/1/2015 to 12/31/2015	$14.169965	$14.837132	466,233.332
1/1/2016 to 12/31/2016	$14.837132	$14.955443	413,683.331

Templeton Foreign Fund

6/23/2008 to 12/31/2008	$14.41	$8.96	12,391.5
1/1/2009 to 12/31/2009	$8.96	$13.20	42,756.2
1/1/2010 to 12/31/2010	$13.20	$14.11	898,011.5
1/1/2011 to 12/31/2011	$14.11	$12.13	965,564.8
1/1/2012 to 12/31/2012	$12.13	$14.16	748,396.5
1/1/2013 to 12/31/2013	$14.16	$17.726254	682,138.490
1/1/2014 to 12/31/2014	$17.726254	$15.568333	668,663.082
1/1/2015 to 12/31/2015	$15.568333	$14.241999	800,590.812
1/1/2016 to 12/31/2016	$14.241999	$15.654661	615,499.864

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.

6/23/2008 to 12/31/2008	$12.20	$8.00	4,107.9
1/1/2009 to 12/31/2009	$8.00	$10.30	4,912.0
1/1/2010 to 12/31/2010	$10.30	$10.91	7,426.7
1/1/2011 to 12/31/2011	$10.91	$10.06	24,349.2
1/1/2012 to 12/31/2012	$10.06	$12.04	21,485.2
1/1/2013 to 12/31/2013	$12.04	$15.424036	17,570.597
1/1/2014 to 12/31/2014	$15.424036	$14.895960	19,466.281
1/1/2015 to 12/31/2015	$14.895960	$13.719436	18,811.603
1/1/2016 to 12/31/2016	$13.719436	$14.733310	17,964.752

Class C

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

1/1/2007 to 12/31/2007	$13.19	$13.28	29,137.2
1/1/2008 to 12/31/2008	$13.28	$8.55	22,238.3
1/1/2009 to 12/31/2009	$8.55	$11.94	3,699.4
1/1/2010 to 12/31/2010	$11.94	$14.87	3,631.5
1/1/2011 to 12/31/2011	$14.87	$13.40	5,754.9
1/1/2012 to 12/31/2012	$13.40	$15.57	13,111.5
1/1/2013 to 12/31/2013	$15.57	$21.025975	14,501.386
1/1/2014 to 12/31/2014	$21.025975	$22.474748	13,196.485
1/1/2015 to 12/31/2015	$22.474748	$20.814677	12,870.643
1/1/2016 to 12/31/2016	$20.814677	$25.479033	6,060.441

AB International Value Fund

5/1/2007 to 12/31/2007	$10.53	$10.40	49,228.9
1/1/2008 to 12/31/2008	$10.40	$4.75	54,458.40
1/1/2009 to 12/31/2009	$4.75	$6.28	49,016.1
1/1/2010 to 12/31/2010	$6.28	$6.39	46,346.4
1/1/2011 to 12/31/2011	$6.39	$5.02	47,981.1
1/1/2012 to 12/31/2012	$5.02	$5.64	46,900.2
1/1/2013 to 12/31/2013	$5.64	$6.776537	44,237.621
1/1/2014 to 12/31/2014	$6.776537	$6.231712	80,974.076
1/1/2015 to 12/31/2015	$6.231712	$6.287531	78,507.742
1/1/2016 to 12/31/2016	$6.287531	$6.127694	45,892.588

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Value Fund

1/1/2007 to 12/31/2007	$13.46	$12.65	1,592.8
1/1/2008 to 12/31/2008	$12.65	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$8.48	0.0
1/1/2010 to 12/31/2010	$8.48	$9.30	0.0
1/1/2011 to 12/31/2011	$9.30	$8.78	0.0
1/1/2012 to 12/31/2012	$8.78	$9.93	0.0
1/1/2013 to 12/31/2013	$9.93	$13.260578	0.000
1/1/2014 to 12/31/2014	$13.260578	$14.559569	0.000
1/1/2015 to 12/31/2015	$14.559569	$13.231599	0.000
1/1/2016 to 12/31/2016	$13.231599	$14.449423	0.000

AllianzGI NFJ Dividend Value Fund

5/1/2007 to 12/31/2007	$10.51	$10.25	2,744.5
1/1/2008 to 12/31/2008	$10.25	$6.43	6,764.4
1/1/2009 to 12/31/2009	$6.43	$7.14	10,098.6
1/1/2010 to 12/31/2010	$7.14	$7.95	10,595.5
1/1/2011 to 12/31/2011	$7.95	$8.07	12,847.6
1/1/2012 to 12/31/2012	$8.07	$9.05	18,988.7
1/1/2013 to 12/31/2013	$9.05	$11.452379	17,279.476
1/1/2014 to 12/31/2014	$11.452379	$12.357736	16,604.141
1/1/2015 to 12/31/2015	$12.357736	$11.112278	16,734.981
1/1/2016 to 12/31/2016	$11.112278	$12.672312	15,972.818

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Mid-Cap Value Fund

1/1/2007 to 12/31/2007	$11.81	$12.27	0.0
1/1/2008 to 12/31/2008	$12.27	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$9.52	0.0
1/1/2010 to 12/31/2010	$9.52	$11.28	0.0
1/1/2011 to 12/31/2011	$11.28	$10.97	0.0
1/1/2012 to 12/31/2012	$10.97	$12.45	0.0
1/1/2013 to 12/31/2013	$12.45	$16.166082	0.000
1/1/2014 to 12/31/2014	$16.166082	$17.249342	0.000
1/1/2015 to 12/31/2015	$17.249342	$16.390921	0.000
1/1/2016 to 12/31/2016	$16.390921	$18.847313	0.000

AllianzGI NFJ Small-Cap Value Fund

1/1/2007 to 12/31/2007	$14.15	$14.77	37,760.4
1/1/2008 to 12/31/2008	$14.77	$10.69	25,366.7
1/1/2009 to 12/31/2009	$10.69	$13.04	24,374.5
1/1/2010 to 12/31/2010	$13.04	$16.03	22,089.9
1/1/2011 to 12/31/2011	$16.03	$16.11	15,932.6
1/1/2012 to 12/31/2012	$16.11	$17.49	15,737.6
1/1/2013 to 12/31/2013	$17.49	$22.648612	15,563.786
1/1/2014 to 12/31/2014	$22.648612	$22.644651	15,092.492
1/1/2015 to 12/31/2015	$22.644651	$20.434995	11,067.914
1/1/2016 to 12/31/2016	$20.434995	$24.717072	6,381.393

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

1/1/2007 to 12/31/2007	$12.56	$12.54	0.0
1/1/2008 to 12/31/2008	$12.54	$9.84	0.0
1/1/2009 to 12/31/2009	$9.84	$10.84	0.0
1/1/2010 to 12/31/2010	$10.84	$12.06	0.0
1/1/2011 to 12/31/2011	$12.06	$12.26	0.0
1/1/2012 to 12/31/2012	$12.26	$13.42	0.0
1/1/2013 to 12/31/2013	$13.42	$15.760174	0.000
1/1/2014 to 12/31/2014	$15.760174	$17.380541	0.000
1/1/2015 to 12/31/2015	$17.380541	$17.164132	0.000
1/1/2016 to 12/31/2016	$17.164132	$20.135621	0.000

American Century Ultra® Fund

1/1/2007 to 12/31/2007	$10.42	$12.47	0.0
1/1/2008 to 12/31/2008	$12.47	$7.12	0.0
1/1/2009 to 12/31/2009	$7.12	$9.47	0.0
1/1/2010 to 12/31/2010	$9.47	$10.84	0.0
1/1/2011 to 12/31/2011	$10.84	$10.77	0.0
1/1/2012 to 12/31/2012	$10.77	$12.07	0.0
1/1/2013 to 12/31/2013	$12.07	$16.226093	0.000
1/1/2014 to 12/31/2014	$16.226093	$17.504481	0.000
1/1/2015 to 12/31/2015	$17.504481	$18.241430	0.000
1/1/2016 to 12/31/2016	$18.241430	$18.693934	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Bond Fund of AmericaSM

1/1/2007 to 12/31/2007	$10.65	$10.84	270,900.8
1/1/2008 to 12/31/2008	$10.84	$9.36	171,538.4
1/1/2009 to 12/31/2009	$9.36	$10.58	152,225.4
1/1/2010 to 12/31/2010	$10.58	$11.18	54,121.3
1/1/2011 to 12/31/2011	$11.18	$11.71	22,432.6
1/1/2012 to 12/31/2012	$11.71	$12.21	15,079.6
1/1/2013 to 12/31/2013	$12.21	$11.768489	11,480.117
1/1/2014 to 12/31/2014	$11.768489	$12.222234	10,189.777
1/1/2015 to 12/31/2015	$12.222234	$12.052914	7,294.470
1/1/2016 to 12/31/2016	$12.052914	$12.183562	6,760.021

American Funds® – EuroPacific Growth Fund®

1/1/2007 to 12/31/2007	$16.17	$18.92	191,263.8
1/1/2008 to 12/31/2008	$18.92	$11.07	153,153.0
1/1/2009 to 12/31/2009	$11.07	$15.16	179593.9
1/1/2010 to 12/31/2010	$15.16	$16.32	25,074.0
1/1/2011 to 12/31/2011	$16.32	$13.88	14,794.6
1/1/2012 to 12/31/2012	$13.88	$16.28	12,826.9
1/1/2013 to 12/31/2013	$16.28	$19.244753	7,844.352
1/1/2014 to 12/31/2014	$19.244753	$18.434107	7,111.908
1/1/2015 to 12/31/2015	$18.434107	$17.986884	5,237.446
1/1/2016 to 12/31/2016	$17.986884	$17.817283	4,757.373

American Funds® – Growth Fund of America®

1/1/2007 to 12/31/2007	$13.40	$14.64	203,442.8
1/1/2008 to 12/31/2008	$14.64	$8.78	196,701.1
1/1/2009 to 12/31/2009	$8.78	$11.62	79,828.8
1/1/2010 to 12/31/2010	$11.62	$12.85	72,079.5
1/1/2011 to 12/31/2011	$12.85	$12.03	40,299.4
1/1/2012 to 12/31/2012	$12.03	$14.27	35,101.1
1/1/2013 to 12/31/2013	$14.27	$18.790260	23,543.785
1/1/2014 to 12/31/2014	$18.790260	$20.199766	22,071.633
1/1/2015 to 12/31/2015	$20.199766	$20.939785	11,746.598
1/1/2016 to 12/31/2016	$20.939785	$22.334962	10,752.382

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

1/1/2007 to 12/31/2007	$12.91	$13.18	40,830.4
1/1/2008 to 12/31/2008	$13.18	$9.21	27,888.2
1/1/2009 to 12/31/2009	$9.21	$11.28	21,624.5
1/1/2010 to 12/31/2010	$11.28	$12.43	17,869.8
1/1/2011 to 12/31/2011	$12.43	$12.91	12,286.6
1/1/2012 to 12/31/2012	$12.91	$14.22	7,361.2
1/1/2013 to 12/31/2013	$14.22	$16.525276	6,238.622
1/1/2014 to 12/31/2014	$16.525276	$17.615713	5,010.698
1/1/2015 to 12/31/2015	$17.615713	$17.065852	1,112.967
1/1/2016 to 12/31/2016	$17.065852	$18.560406	1,076.482

American Funds® – Investment Company of America®

1/1/2007 to 12/31/2007	$12.86	$13.39	35,835.8
1/1/2008 to 12/31/2008	$13.39	$8.60	22,670.7
1/1/2009 to 12/31/2009	$8.60	$10.76	35,187.2
1/1/2010 to 12/31/2010	$10.76	$11.74	28,022.7
1/1/2011 to 12/31/2011	$11.74	$11.34	16,363.9
1/1/2012 to 12/31/2012	$11.34	$12.90	11,079.1
1/1/2013 to 12/31/2013	$12.90	$16.795865	2,520.721
1/1/2014 to 12/31/2014	$16.795865	$18.515815	2,378.881
1/1/2015 to 12/31/2015	$18.515815	$17.943472	296.634
1/1/2016 to 12/31/2016	$17.943472	$20.217561	204.343

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.88	0.0
1/1/2010 to 12/31/2010	$7.88	$8.97	0.0
1/1/2011 to 12/31/2011	$8.97	$8.56	0.0
1/1/2012 to 12/31/2012	$8.56	$9.27	0.0
1/1/2013 to 12/31/2013	$9.27	$11.905050	0.000
1/1/2014 to 12/31/2014	$11.905050	$12.945606	0.000
1/1/2015 to 12/31/2015	$12.945606	$13.176271	0.000
1/1/2016 to 12/31/2016	$13.176271	$13.873482	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

1/1/2007 to 12/31/2007	$13.26	$13.18	68,975.0
1/1/2008 to 12/31/2008	$13.18	$8.22	50,225.0
1/1/2009 to 12/31/2009	$8.22	$10.55	112,663.1
1/1/2010 to 12/31/2010	$10.55	$11.70	9,570.3
1/1/2011 to 12/31/2011	$11.70	$11.17	5,660.7
1/1/2012 to 12/31/2012	$11.17	$12.51	5,426.1
1/1/2013 to 12/31/2013	$12.51	$16.979692	5,899.755
1/1/2014 to 12/31/2014	$16.979692	$18.338496	6,954.909
1/1/2015 to 12/31/2015	$18.338496	$16.933133	54,297.118
1/1/2016 to 12/31/2016	$16.933133	$19.710738	38,279.593

BlackRock Capital Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$11.83	$13.96	135,976.8
1/1/2008 to 12/31/2008	$13.96	$8.35	139,423.5
1/1/2009 to 12/31/2009	$8.35	$11.23	137,083.8
1/1/2010 to 12/31/2010	$11.23	$13.18	169,721.4
1/1/2011 to 12/31/2011	$13.18	$11.79	190,910.7
1/1/2012 to 12/31/2012	$11.79	$13.22	151,723.4
1/1/2013 to 12/31/2013	$13.22	$17.407688	79,722.103
1/1/2014 to 12/31/2014	$17.407688	$18.561882	69,066.376
1/1/2015 to 12/31/2015	$18.561882	$19.519895	58,033.138
1/1/2016 to 12/31/2016	$19.519895	$19.141386	52,151.504

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.

1/1/2007 to 12/31/2007	$13.51	$15.52	342,340.4
1/1/2008 to 12/31/2008	$15.52	$12.13	372,531.4
1/1/2009 to 12/31/2009	$12.13	$14.52	308,811.4
1/1/2010 to 12/31/2010	$14.52	$15.70	275,739.3
1/1/2011 to 12/31/2011	$15.70	$14.88	291,013.8
1/1/2012 to 12/31/2012	$14.88	$16.11	287,625.9
1/1/2013 to 12/31/2013	$16.11	$18.146068	249,134.364
1/1/2014 to 12/31/2014	$18.146068	$18.192694	199,274.447
1/1/2015 to 12/31/2015	$18.192694	$17.715792	188,520.243
1/1/2016 to 12/31/2016	$17.715792	$18.088544	178,525.714

BlackRock Global Opportunities Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	266.1
1/1/2012 to 12/31/2012	$10.18	$11.47	0.0
1/1/2013 to 12/31/2013	$11.47	$14.670295	0.000
1/1/2014 to 12/31/2014	$14.670295	$13.768755	12,074.083
1/1/2015 to 12/31/2015	$13.768755	$13.598601	12,060.868
1/1/2016 to 12/31/2016	$13.598601	$13.781305	10,636.675

BlackRock Global SmallCap Fund, Inc.

1/1/2007 to 12/31/2007	$14.62	$16.74	6,992.6
1/1/2008 to 12/31/2008	$16.74	$10.25	4,429.7
1/1/2009 to 12/31/2009	$10.25	$13.60	4,217.2
1/1/2010 to 12/31/2010	$13.60	$15.83	4,143.2
1/1/2011 to 12/31/2011	$15.83	$13.92	4,074.5
1/1/2012 to 12/31/2012	$13.92	$15.96	3,664.0
1/1/2013 to 12/31/2013	$15.96	$21.273603	1,413.569
1/1/2014 to 12/31/2014	$21.273603	$21.053270	1,377.757
1/1/2015 to 12/31/2015	$21.053270	$19.507184	1,342.512
1/1/2016 to 12/31/2016	$19.507184	$20.658743	1,306.460

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.17	24,855.5
1/1/2012 to 12/31/2012	$10.17	$11.69	26,546.1
1/1/2013 to 12/31/2013	$11.69	$12.538790	58,733.429
1/1/2014 to 12/31/2014	$12.538790	$12.714645	49,413.594
1/1/2015 to 12/31/2015	$12.714645	$11.972529	46,369.208
1/1/2016 to 12/31/2016	$11.972529	$13.363122	42,006.727

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.18	0.0
1/1/2012 to 12/31/2012	$9.18	$10.33	0.0
1/1/2013 to 12/31/2013	$10.33	$12.424911	0.000
1/1/2014 to 12/31/2014	$12.424911	$11.532925	0.000
1/1/2015 to 12/31/2015	$11.532925	$10.959114	0.000
1/1/2016 to 12/31/2016	$10.959114	$10.821406	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund

1/1/2007 to 12/31/2007	$15.75	$17.06	4,080.4
1/1/2008 to 12/31/2008	$17.06	$9.67	2,641.2
1/1/2009 to 12/31/2009	$9.67	$12.18	1,267.7
1/1/2010 to 12/31/2010	$12.18	$12.83	1,221.8
1/1/2011 to 12/31/2011	$12.83	$11.00	1,178.8
1/1/2012 to 12/31/2012	$11.00	$12.81	661.9
1/1/2013 to 12/31/2013	$12.81	$15.285101	629.450
1/1/2014 to 12/31/2014	$15.285101	$14.072691	599.514
1/1/2015 to 12/31/2015	$14.072691	$13.691027	570.139
1/1/2016 to 12/31/2016	$13.691027	$13.579474	540.269

BlackRock Large Cap Core Fund

1/1/2007 to 12/31/2007	$13.79	$14.23	35,861.5
1/1/2008 to 12/31/2008	$14.23	$8.75	24,258.8
1/1/2009 to 12/31/2009	$8.75	$10.38	35,357.3
1/1/2010 to 12/31/2010	$10.38	$11.34	34,415.5
1/1/2011 to 12/31/2011	$11.34	$11.16	26,844.8
1/1/2012 to 12/31/2012	$11.16	$12.54	25,528.1
1/1/2013 to 12/31/2013	$12.54	$16.477914	16,267.012
1/1/2014 to 12/31/2014	$16.477914	$18.105451	15,318.309
1/1/2015 to 12/31/2015	$18.105451	$17.830739	14,636.610
1/1/2016 to 12/31/2016	$17.830739	$19.308033	14,171.201

BlackRock Large Cap Growth Fund

1/1/2007 to 12/31/2007	$12.81	$13.62	38,654.6
1/1/2008 to 12/31/2008	$13.62	$8.45	33,816.1
1/1/2009 to 12/31/2009	$8.45	$10.89	146,660.0
1/1/2010 to 12/31/2010	$10.89	$12.01	33,122.4
1/1/2011 to 12/31/2011	$12.01	$11.84	35,962.6
1/1/2012 to 12/31/2012	$11.84	$13.33	29,534.0
1/1/2013 to 12/31/2013	$13.33	$17.454070	29,616.896
1/1/2014 to 12/31/2014	$17.454070	$19.591737	18,844.673
1/1/2015 to 12/31/2015	$19.591737	$19.715587	13,472.272
1/1/2016 to 12/31/2016	$19.715587	$20.868706	2,363.350

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund

1/1/2007 to 12/31/2007	$14.23	$14.68	49,637.5
1/1/2008 to 12/31/2008	$14.68	$9.29	32,031.7
1/1/2009 to 12/31/2009	$9.29	$10.43	36,421.9
1/1/2010 to 12/31/2010	$10.43	$11.33	34,379.1
1/1/2011 to 12/31/2011	$11.33	$10.82	24,667.4
1/1/2012 to 12/31/2012	$10.82	$11.98	20,620.6
1/1/2013 to 12/31/2013	$11.98	$15.648627	17,822.636
1/1/2014 to 12/31/2014	$15.648627	$17.185011	9,673.427
1/1/2015 to 12/31/2015	$17.185011	$16.562629	8,814.263
1/1/2016 to 12/31/2016	$16.562629	$18.498531	8,087.781

BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.92	1,028.5
1/1/2012 to 12/31/2012	$9.92	$10.23	952.9
1/1/2013 to 12/31/2013	$10.23	$10.166734	883.370
1/1/2014 to 12/31/2014	$10.166734	$10.123582	819.271
1/1/2015 to 12/31/2015	$10.123582	$10.010928	756.377
1/1/2016 to 12/31/2016	$10.010928	$10.015774	692.501

BlackRock Small Cap Index Fund

1/1/2007 to 12/31/2007	$13.36	$12.86	1,018.8
1/1/2008 to 12/31/2008	$12.86	$8.33	1,015.4
1/1/2009 to 12/31/2009	$8.33	$10.36	0.0
1/1/2010 to 12/31/2010	$10.36	$12.89	0.0
1/1/2011 to 12/31/2011	$12.89	$12.08	0.0
1/1/2012 to 12/31/2012	$12.08	$13.79	0.0
1/1/2013 to 12/31/2013	$13.79	$18.819222	0.000
1/1/2014 to 12/31/2014	$18.819222	$19.361729	0.000
1/1/2015 to 12/31/2015	$19.361729	$18.166539	0.000
1/1/2016 to 12/31/2016	$18.166539	$21.640356	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock S&P 500 Index Fund

4/19/2013 to 12/31/2013	$10.00	$11.893191	44,464.932
1/1/2014 to 12/31/2014	$11.893191	$13.255379	88,059.970
1/1/2015 to 12/31/2015	$13.255379	$13.178733	85,420.907
1/1/2016 to 12/31/2016	$13.178733	$14.469613	75,100.416

BlackRock Total Return Portfolio

1/1/2007 to 12/31/2007	$10.30	$10.59	27,511.4
1/1/2008 to 12/31/2008	$10.59	$9.22	19,292.4
1/1/2009 to 12/31/2009	$9.22	$10.51	22,061.7
1/1/2010 to 12/31/2010	$10.51	$11.35	19,212.9
1/1/2012 to 12/31/2012	$11.66	$12.59	19,308.8
1/1/2013 to 12/31/2013	$12.59	$12.324625	24,097.057
1/1/2014 to 12/31/2014	$12.324625	$13.067711	13,988.914
1/1/2015 to 12/31/2015	$13.067711	$12.863446	83,244.932
1/1/2016 to 12/31/2016	$12.863446	$13.063997	107,804.988

BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.28	13,866.7
1/1/2012 to 12/31/2012	$10.28	$10.37	14,240.3
1/1/2013 to 12/31/2013	$10.37	$9.943438	15,395.958
1/1/2014 to 12/31/2014	$9.943438	$10.308257	15,316.142
1/1/2015 to 12/31/2015	$10.308257	$10.170598	14,855.886
1/1/2016 to 12/31/2016	$10.170598	$10.131196	14,642.036

BlackRock Value Opportunities Fund, Inc.

1/1/2007 to 12/31/2007	$13.13	$12.75	3,368.4
1/1/2008 to 12/31/2008	$12.75	$7.37	2,811.6
1/1/2009 to 12/31/2009	$7.37	$9.26	2,784.0
1/1/2010 to 12/31/2010	$9.26	$11.69	2,579.1
1/1/2011 to 12/31/2011	$11.69	$11.18	2,552.0
1/1/2012 to 12/31/2012	$11.18	$12.46	2,415.5
1/1/2013 to 12/31/2013	$12.46	$17.462446	2,300.947
1/1/2014 to 12/31/2014	$17.462446	$18.000809	2,202.465
1/1/2015 to 12/31/2015	$18.000809	$16.486287	2,189.394
1/1/2016 to 12/31/2016	$16.486287	$20.023808	1,891.699

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

1/1/2007 to 12/31/2007	$15.05	$11.79	36,545.0
1/1/2008 to 12/31/2008	$11.79	$7.42	2,049.7
1/1/2009 to 12/31/2009	$7.42	$10.03	1,951.3
1/1/2010 to 12/31/2010	$10.03	$12.51	1,464.2
1/1/2011 to 12/31/2011	$12.51	$13.06	137.7
1/1/2012 to 12/31/2012	$13.06	$15.04	136.4
1/1/2013 to 12/31/2013	$15.04	$15.456506	135.328
1/1/2014 to 12/31/2014	$15.456506	$20.098733	134.305
1/1/2015 to 12/31/2015	$20.098733	$21.233420	133.234
1/1/2016 to 12/31/2016	$21.233420	$22.517547	132.116

Columbia Acorn International Fund

5/1/2007 to 12/31/2007	$10.65	$11.27	6,490.1
1/1/2008 to 12/31/2008	$11.27	$5.98	10,704.2
1/1/2009 to 12/31/2009	$5.98	$8.85	8,695.5
1/1/2010 to 12/31/2010	$8.85	$10.65	75,662.8
1/1/2011 to 12/31/2011	$10.65	$8.98	78,642.9
1/1/2012 to 12/31/2012	$8.98	$10.71	73,904.7
1/1/2013 to 12/31/2013	$10.71	$12.856984	87,149.391
1/1/2014 to 12/31/2014	$12.856984	$12.073748	77,745.689
1/1/2015 to 12/31/2015	$12.073748	$11.692650	73,724.388
1/1/2016 to 12/31/2016	$11.692650	$11.219214	68,742.222

Columbia Acorn USA

1/1/2007 to 12/31/2007	$13.40	$13.60	60,148.6
1/1/2008 to 12/31/2008	$13.60	$8.12	58,685.4
1/1/2009 to 12/31/2009	$8.12	$11.27	45,370.8
1/1/2010 to 12/31/2010	$11.27	$13.62	42,628.5
1/1/2011 to 12/31/2011	$13.62	$12.70	44,532.2
1/1/2012 to 12/31/2012	$12.70	$14.84	42,039.4
1/1/2013 to 12/31/2013	$14.84	$19.323378	44,520.626
1/1/2014 to 12/31/2014	$19.323378	$19.653990	46,337.081
1/1/2015 to 12/31/2015	$19.653990	$19.033065	27,920.672
1/1/2016 to 12/31/2016	$19.033065	$21.110231	13,958.747

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965222	$10.064829	13,285.243

Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.64	0.0
1/1/2012 to 12/31/2012	$8.64	$9.42	3,433.9
1/1/2013 to 12/31/2013	$9.42	$12.133872	2,904.636
1/1/2014 to 12/31/2014	$12.133872	$12.774269	2,806.985
1/1/2015 to 12/31/2015	$12.774269	$13.201255	0.000
1/1/2016 to 12/31/2016	$13.201255	$13.235264	0.000

Davis New York Venture Fund, Inc.

1/1/2007 to 12/31/2007	$13.38	$13.82	92,214.8
1/1/2008 to 12/31/2008	$13.82	$8.16	81,313.9
1/1/2009 to 12/31/2009	$8.16	$10.60	168,671.4
1/1/2010 to 12/31/2010	$10.60	$11.70	59,723.9
1/1/2011 to 12/31/2011	$11.70	$10.96	54,481.5
1/1/2012 to 12/31/2012	$10.96	$12.16	50,530.7
1/1/2013 to 12/31/2013	$12.16	$16.107881	47,668.990
1/1/2014 to 12/31/2014	$16.107881	$16.890370	42,834.240
1/1/2015 to 12/31/2015	$16.890370	$17.116263	32,387.588
1/1/2016 to 12/31/2016	$17.116263	$18.908572	16,405.453

Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.31	4,628.2
1/1/2011 to 12/31/2011	$11.31	$12.02	4,398.8
1/1/2012 to 12/31/2012	$12.02	$13.06	3,411.8
1/1/2013 to 12/31/2013	$13.06	$18.101522	3,235.093
1/1/2014 to 12/31/2014	$18.101522	$18.314181	3,079.322
1/1/2015 to 12/31/2015	$18.314181	$19.294935	2,986.866
1/1/2016 to 12/31/2016	$19.294935	$18.167552	2,829.260

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$12.53	$13.14	117,890.7
1/1/2008 to 12/31/2008	$13.14	$8.74	116,918.8
1/1/2009 to 12/31/2009	$8.74	$10.41	16,610.8
1/1/2010 to 12/31/2010	$10.41	$11.81	82,462.1
1/1/2011 to 12/31/2011	$11.81	$12.51	79,019.4
1/1/2012 to 12/31/2012	$12.51	$13.57	68,515.7
1/1/2013 to 12/31/2013	$13.57	$16.213611	49,073.318
1/1/2014 to 12/31/2014	$16.213611	$17.275921	38,242.373
1/1/2015 to 12/31/2015	$17.275921	$16.574202	16,929.199
1/1/2016 to 12/31/2016	$16.574202	$17.491759	16,146.556

Eaton Vance Floating-Rate Fund

1/1/2007 to 12/31/2007	$10.83	$10.84	11,150.6
1/1/2008 to 12/31/2008	$10.84	$7.41	6,607.1
1/1/2009 to 12/31/2009	$7.41	$10.67	5,401.5
1/1/2010 to 12/31/2010	$10.67	$11.47	6,298.8
1/1/2011 to 12/31/2011	$11.47	$11.53	4,560.1
1/1/2012 to 12/31/2012	$11.53	$12.27	1,369.6
1/1/2013 to 12/31/2013	$12.27	$12.622413	556.216
1/1/2014 to 12/31/2014	$12.622413	$12.468032	288.435
1/1/2015 to 12/31/2015	$12.468032	$12.035337	285.568
1/1/2016 to 12/31/2016	$12.035337	$13.139891	282.625

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund

5/1/2007 to 12/31/2007	$10.58	$10.79	81,246.3
1/1/2008 to 12/31/2008	$10.79	$6.95	59,315.9
1/1/2009 to 12/31/2009	$6.95	$8.01	139,915.3
1/1/2010 to 12/31/2010	$8.01	$8.68	210,506.6
1/1/2011 to 12/31/2011	$8.68	$8.16	198,664.3
1/1/2012 to 12/31/2012	$8.16	$9.29	142,361.1
1/1/2013 to 12/31/2013	$9.29	$11.828427	113,649.157
1/1/2014 to 12/31/2014	$11.828427	$12.916506	9,435.244
1/1/2015 to 12/31/2015	$12.916506	$12.574144	9,137.579
1/1/2016 to 12/31/2016	$12.574144	$13.558629	8,776.966

Federated Equity Income Fund, Inc.

4/19/2013 to 12/31/2013	$10.00	$11.910848	9,269.940
1/1/2014 to 12/31/2014	$11.910848	$12.652554	9,089.316
1/1/2015 to 12/31/2015	$12.652554	$11.775610	9,010.801
1/1/2016 to 12/31/2016	$11.775610	12.689470	8,674.479

Federated Kaufmann Fund

1/1/2007 to 12/31/2007	$14.03	$16.76	46,630.3
1/1/2008 to 12/31/2008	$16.76	$9.53	30,250.0
1/1/2009 to 12/31/2009	$9.53	$12.17	27,444.0
1/1/2010 to 12/31/2010	$12.17	$14.19	13,205.6
1/1/2011 to 12/31/2011	$14.19	$12.07	7,847.5
1/1/2012 to 12/31/2012	$12.07	$13.93	7,707.8
1/1/2013 to 12/31/2013	$13.93	$19.242396	8,157.262
1/1/2014 to 12/31/2014	$19.242396	$20.670064	7,055.474
1/1/2015 to 12/31/2015	$20.670064	$21.556894	6,888.594
1/1/2016 to 12/31/2016	$21.556894	$21.867431	6,830.100

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Fidelity® Advisors Equity Growth Fund

1/1/2007 to 12/31/2007	$11.73	$14.58	0.0
1/1/2008 to 12/31/2008	$14.58	$7.61	0.0
1/1/2009 to 12/31/2009	$7.61	$9.58	0.0
1/1/2010 to 12/31/2010	$9.58	$11.65	0.0
1/1/2011 to 12/31/2011	$11.65	$11.47	0.0
1/1/2012 to 12/31/2012	$11.47	$12.89	0.0
1/1/2013 to 12/31/2013	$12.89	$17.201443	0.000
1/1/2014 to 12/31/2014	$17.201443	$18.773687	0.000
1/1/2015 to 12/31/2015	$18.773687	$19.720888	0.000
1/1/2016 to 12/31/2016	$19.720888	$19.465853	0.000

Invesco Comstock Fund

1/1/2007 to 12/31/2007	$12.77	$12.32	11,940.9
1/1/2008 to 12/31/2008	$12.32	$7.78	9,120.6
1/1/2009 to 12/31/2009	$7.78	$9.91	6,194.2
1/1/2010 to 12/31/2010	$9.91	$11.27	152,889.7
1/1/2011 to 12/31/2011	$11.27	$10.87	171,508.3
1/1/2012 to 12/31/2012	$10.87	$12.72	124,232.9
1/1/2013 to 12/31/2013	$12.72	$16.935848	123.928.945
1/1/2014 to 12/31/2014	$16.935848	$18.187373	84,427.439
1/1/2015 to 12/31/2015	$18.187373	$16.836345	57,242.093
1/1/2016 to 12/31/2016	$16.836345	$19.524409	41,327.733

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Mid Cap Core Equity Fund

1/1/2007 to 12/31/2007	$12.46	$13.47	0.0
1/1/2008 to 12/31/2008	$13.47	$9.62	0.0
1/1/2009 to 12/31/2009	$9.62	$12.32	27,980.2
1/1/2010 to 12/31/2010	$12.32	$13.65	1,855.2
1/1/2011 to 12/31/2011	$13.65	$12.59	1,869.6
1/1/2012 to 12/31/2012	$12.59	$13.68	1,746.7
1/1/2013 to 12/31/2013	$13.68	$17.392804	1,427.693
1/1/2014 to 12/31/2014	$17.392804	$17.888240	1,324.768
1/1/2015 to 12/31/2015	$17.888240	$16.841329	1,247.614
1/1/2016 to 12/31/2016	$16.841329	$18.564207	1,121.163

Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	0.0
1/1/2012 to 12/31/2012	$0.91	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.380798	0.000
1/1/2014 to 12/31/2014	$1.380798	$1.448725	0.000
1/1/2015 to 12/31/2015	$1.448725	$1.277050	0.000
1/1/2016 to 12/31/2016	$1.277050	$1.483159	0.000

Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.92	$12.71	15,510.9
1/1/2010 to 12/31/2010	$12.71	$15.70	4,372.3
1/1/2011 to 12/31/2011	$15.70	$15.16	6,550.4
1/1/2012 to 12/31/2012	$15.16	$17.50	5,144.7
1/1/2013 to 12/31/2013	$17.50	$22.460430	5,496.578
1/1/2014 to 12/31/2014	$22.460430	$24.676601	4,193.121
1/1/2015 to 12/31/2015	$24.676601	$25.036374	30,398.210
1/1/2016 to 12/31/2016	$25.036374	$27.513111	37,496.701

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Forty Fund

7/6/2009 to 12/31/2009	$7.35	$10.41	141,209.1
1/1/2010 to 12/31/2010	$10.41	$10.84	14,470.4
1/1/2011 to 12/31/2011	$10.84	$9.91	27,844.1
1/1/2012 to 12/31/2012	$9.91	$12.07	21,458.0
1/1/2013 to 12/31/2013	$12.07	$15.657198	10,729.240
1/1/2014 to 12/31/2014	$15.657198	$16.72133	11,406.023
1/1/2015 to 12/31/2015	$16.72133	$18.405717	10,058.708
1/1/2016 to 12/31/2016	$18.405717	$18.484097	9,313.964

JPMorgan Multi-Capital Market Neutral Fund

1/1/2007 to 12/31/2007	$10.52	$10.07	1,035.3
1/1/2008 to 12/31/2008	$10.07	$9.87	183.2
1/1/2009 to 12/31/2009	$9.87	$9.69	1,192.8
1/1/2010 to 12/31/2010	$9.69	$9.10	1,152.9
1/1/2011 to 12/31/2011	$9.10	$8.92	1,142.2
1/1/2012 to 12/31/2012	$8.92	$8.78	1,131.4
1/1/2013 to 12/31/2013	$8.78	$8.990947	739.288
1/1/2014 to 12/31/2014	$8.990947	$8.972982	734.376
1/1/2015 to 12/31/2015	$8.972982	$8.935775	729.459
1/1/2016 to 12/31/2016	$8.935775	$8.673483	724.206

JPMorgan Small Cap Growth Fund

5/1/2007 to 12/31/2007	$10.19	$10.94	0.0
1/1/2008 to 12/31/2008	$10.94	$6.11	0.0
1/1/2009 to 12/31/2009	$6.11	$8.33	0.0
1/1/2010 to 12/31/2010	$8.33	$10.97	0.0
1/1/2011 to 12/31/2011	$10.97	$10.42	3,013.6
1/1/2012 to 12/31/2012	$10.42	$11.51	2,798.7
1/1/2013 to 12/31/2013	$11.51	$16.745219	2,703.221
1/1/2014 to 12/31/2014	$16.745219	$16.443596	2,726.318
1/1/2015 to 12/31/2015	$16.443596	$15.834504	2,551.439
1/1/2016 to 12/31/2016	$15.834504	$16.798907	2,376.180

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.

1/1/2007 to 12/31/2007	$12.99	$13.25	72,292.8
1/1/2008 to 12/31/2008	$13.25	$8.20	51,853.2
1/1/2009 to 12/31/2009	$8.20	$9.63	1,660.6
1/1/2010 to 12/31/2010	$9.63	$10.84	1,642.3
1/1/2011 to 12/31/2011	$10.84	$9.83	1,618.2
1/1/2012 to 12/31/2012	$9.83	$11.21	1,594.4
1/1/2013 to 12/31/2013	$11.21	$14.583104	1,573.664
1/1/2014 to 12/31/2014	$14.583104	$16.083577	1,566.254
1/1/2015 to 12/31/2015	$16.083577	$15.163049	1,545.751
1/1/2016 to 12/31/2016	$15.163049	$17.510721	1,524.305

Lord Abbett Bond-Debenture Fund, Inc.

1/1/2007 to 12/31/2007	$11.23	$11.64	15,730.4
1/1/2008 to 12/31/2008	$11.64	$9.13	13,436.0
1/1/2009 to 12/31/2009	$9.13	$12.18	12.957.9
1/1/2010 to 12/31/2010	$12.18	$13.54	12,498.3
1/1/2011 to 12/31/2011	$13.54	$13.84	10,105.9
1/1/2012 to 12/31/2012	$13.84	$15.43	13,829.9
1/1/2013 to 12/31/2013	$15.43	$16.362971	14,602.638
1/1/2014 to 12/31/2014	$16.362971	$18.829559	13,772.858
1/1/2015 to 12/31/2015	$18.829559	$16.273535	10,499.557
1/1/2016 to 12/31/2016	$16.273535	$17.994179	9,874.484

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Mid Cap Stock Fund, Inc.

1/1/2007 to 12/31/2007	$13.27	$13.13	60,122.5
1/1/2008 to 12/31/2008	$13.13	$7.82	30,469.9
1/1/2009 to 12/31/2009	$7.82	$9.75	24,250.0
1/1/2010 to 12/31/2010	$9.75	$12.05	20,716.4
1/1/2011 to 12/31/2011	$12.05	$11.39	17,817.4
1/1/2012 to 12/31/2012	$11.39	$12.84	16,540.2
1/1/2013 to 12/31/2013	$12.84	$16.464305	15,279.881
1/1/2014 to 12/31/2014	$16.464305	$18.082786	12,522.591
1/1/2015 to 12/31/2015	$18.082786	$17.163382	9,430.537
1/1/2016 to 12/31/2016	$17.163382	$19.697846	8,742.123

Oppenheimer Capital Appreciation Fund

1/1/2007 to 12/31/2007	$11.77	$13.18	2,160.0
1/1/2008 to 12/31/2008	$13.18	$7.02	2,354.6
1/1/2009 to 12/31/2009	$7.02	$9.91	2,068.0
1/1/2010 to 12/31/2010	$9.91	$10.65	1,999.7
1/1/2011 to 12/31/2011	$10.65	$10.32	1,831.7
1/1/2012 to 12/31/2012	$10.32	$11.54	1,705.2
1/1/2013 to 12/31/2013	$11.54	$14.682415	1,515.820
1/1/2014 to 12/31/2014	$14.682415	$16.626362	1,335.966
1/1/2015 to 12/31/2015	$16.626362	$16.888621	1,196.496
1/1/2016 to 12/31/2016	$16.888621	$16.232036	1,148.294

Oppenheimer Main Street Fund®

1/1/2007 to 12/31/2007	$12.75	$13.08	1,675.9
1/1/2008 to 12/31/2008	$13.08	$7.88	885.2
1/1/2009 to 12/31/2009	$7.88	$9.99	880.5
1/1/2010 to 12/31/2010	$9.99	$11.38	871.3
1/1/2011 to 12/31/2011	$11.38	$11.18	830.8
1/1/2012 to 12/31/2012	$11.18	$12.82	821.2
1/1/2013 to 12/31/2013	$12.82	$16.599940	1,225.657
1/1/2014 to 12/31/2014	$16.599940	$18.045335	1,088.683
1/1/2015 to 12/31/2015	$18.045335	$18.311874	987.069
1/1/2016 to 12/31/2016	$18.311874	$20.079357	801.281

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Mid Cap Fund®

1/1/2007 to 12/31/2007	$13.94	$13.50	9,933.5
1/1/2008 to 12/31/2008	$13.50	$8.20	12,646.5
1/1/2009 to 12/31/2009	$8.20	$11.05	10,600.1
1/1/2010 to 12/31/2010	$11.05	$13.40	9,186.1
1/1/2011 to 12/31/2011	$13.40	$12.84	6,448.1
1/1/2012 to 12/31/2012	$12.84	$14.75	6,008.2
1/1/2013 to 12/31/2013	$14.75	$19.363631	5,340.997
1/1/2014 to 12/31/2014	$19.363631	$21.395105	3,523.230
1/1/2015 to 12/31/2015	$21.395105	$19.535213	4,256.670
1/1/2016 to 12/31/2016	$19.535213	$21.805623	4,570.616

PIMCO CommodityRealReturn® Strategy Fund

1/1/2007 to 12/31/2007	$10.87	$13.18	125,116.7
1/1/2008 to 12/31/2008	$13.18	$7.30	110,385.7
1/1/2009 to 12/31/2009	$7.30	$10.02	84,600.4
1/1/2010 to 12/31/2010	$10.02	$12.18	78,898.5
1/1/2011 to 12/31/2011	$12.18	$11.02	70,385.6
1/1/2012 to 12/31/2012	$11.02	$11.37	70,353.9
1/1/2013 to 12/31/2013	$11.37	$9.505354	60,997.509
1/1/2014 to 12/31/2014	$9.505354	$7.619461	49,821.100
1/1/2015 to 12/31/2015	$7.619461	$5.542855	58,140.812
1/1/2016 to 12/31/2016	$5.542855	$6.226022	53,243.456

PIMCO Low Duration Fund

5/1/2007 to 12/31/2007	$10.02	$10.50	613.4
1/1/2008 to 12/31/2008	$10.50	$10.16	1,966.3
1/1/2009 to 12/31/2009	$10.16	$11.29	11,743.7
1/1/2010 to 12/31/2010	$11.29	$11.62	66,332.2
1/1/2011 to 12/31/2011	$11.62	$11.59	60,766.3
1/1/2012 to 12/31/2012	$11.59	$12.07	106,589.2
1/1/2013 to 12/31/2013	$12.07	$11.846994	160,330.742
1/1/2014 to 12/31/2014	$11.846994	$11.709662	140,528.891
1/1/2015 to 12/31/2015	$11.709662	$11.561269	121,882.964
1/1/2016 to 12/31/2016	$11.561269	$11.556694	119,547.901

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund

1/1/2007 to 12/31/2007	$10.12	$11.07	138,403.1
1/1/2008 to 12/31/2008	$11.07	$10.14	128,410.2
1/1/2009 to 12/31/2009	$10.14	$11.82	84,804.5
1/1/2010 to 12/31/2010	$11.82	$12.49	93,690.3
1/1/2011 to 12/31/2011	$12.49	$13.66	78,931.6
1/1/2012 to 12/31/2012	$13.66	$14.63	109,382.4
1/1/2013 to 12/31/2013	$14.63	$13.044565	106,103.164
1/1/2014 to 12/31/2014	$13.044565	$13.223121	91,140.057
1/1/2015 to 12/31/2015	$13.223121	$12.604496	84,796.174
1/1/2016 to 12/31/2016	$12.604496	$12.978412	78,382.452

PIMCO Total Return Fund

1/1/2007 to 12/31/2007	$10.36	$11.07	420,719.3
1/1/2008 to 12/31/2008	$11.07	$11.36	460,920.8
1/1/2009 to 12/31/2009	$11.36	$12.68	378,090.2
1/1/2010 to 12/31/2010	$12.68	$13.52	303,687.3
1/1/2011 to 12/31/2011	$13.52	$13.81	267,913.5
1/1/2012 to 12/31/2012	$13.81	$14.94	328,180.3
1/1/2013 to 12/31/2013	$14.94	$14.362323	266,683.594
1/1/2014 to 12/31/2014	$14.362323	$14.739734	248,813.496
1/1/2015 to 12/31/2015	$14.739734	$14.554967	165,528.045
1/1/2016 to 12/31/2016	$14.554967	$14.639996	129,486.575

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets Fund

1/1/2007 to 12/31/2007	$11.91	$16.63	8,714.4
1/1/2008 to 12/31/2008	$16.63	$6.71	11,797.2
1/1/2009 to 12/31/2009	$6.71	$11.46	31,789.6
1/1/2010 to 12/31/2010	$11.46	$13.10	11,166.9
1/1/2011 to 12/31/2011	$13.10	$9.77	11,664.8
1/1/2012 to 12/31/2012	$9.77	$10.70	14,116.5
1/1/2013 to 12/31/2013	$10.70	$10.300472	10,003.846
1/1/2014 to 12/31/2014	$10.300472	$8.779317	10,356.573
1/1/2015 to 12/31/2015	$8.779317	$7.213629	12,247.863
1/1/2016 to 12/31/2016	$7.213629	$7.604876	11,972.953

Pioneer Fund

1/1/2007 to 12/31/2007	$13.11	$13.50	6,693.4
1/1/2008 to 12/31/2008	$13.50	$8.72	4,314.4
1/1/2009 to 12/31/2009	$8.72	$10.66	411.4
1/1/2010 to 12/31/2010	$10.66	$12.14	795.9
1/1/2011 to 12/31/2011	$12.14	$11.40	3,389.6
1/1/2012 to 12/31/2012	$11.40	$12.33	3,076.4
1/1/2013 to 12/31/2013	$12.33	$16.149244	2,506.263
1/1/2014 to 12/31/2014	$16.149244	$17.620627	2,127.010
1/1/2015 to 12/31/2015	$17.620627	$17.266619	1,834.590
1/1/2016 to 12/31/2016	$17.266619	$18.624201	1,146.364

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer High Yield Fund

1/1/2007 to 12/31/2007	$11.30	$11.90	17,979.9
1/1/2008 to 12/31/2008	$11.90	$7.37	8,366.9
1/1/2009 to 12/31/2009	$7.37	$11.77	24,074.0
1/1/2010 to 12/31/2010	$11.77	$13.62	5,826.0
1/1/2011 to 12/31/2011	$13.62	$13.17	6,851.8
1/1/2012 to 12/31/2012	$13.17	$14.91	6,389.1
1/1/2013 to 12/31/2013	$14.91	$16.478768	6,302.454
1/1/2014 to 12/31/2014	$16.478768	$16.188550	5,946.425
1/1/2015 to 12/31/2015	$16.188550	$15.152792	5,902.079
1/1/2016 to 12/31/2016	$15.152792	$17.021384	5,537.560

Pioneer Real Estate Shares Fund

5/1/2008 to 12/31/2008	$11.57	$6.32	23,474.2
1/1/2009 to 12/31/2009	$6.32	$8.09	22,140.7
1/1/2010 to 12/31/2010	$8.09	$10.21	3,158.3
1/1/2011 to 12/31/2011	$10.21	$10.95	3,892.2
1/1/2012 to 12/31/2012	$10.95	$12.47	4,544.8
1/1/2013 to 12/31/2013	$12.47	$12.411514	3,175.914
1/1/2014 to 12/31/2014	$12.411514	$15.833467	8,180.585
1/1/2015 to 12/31/2015	$15.833467	$16.246717	8,301.342
1/1/2016 to 12/31/2016	$16.246717	$16.965146	7,500.525

Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.32	7,711.0
1/1/2010 to 12/31/2010	$11.32	$13.32	7,620.5
1/1/2011 to 12/31/2011	$13.32	$12.78	7,537.1
1/1/2012 to 12/31/2012	$12.78	$13.41	273.1
1/1/2013 to 12/31/2013	$13.41	$19.056226	1,089.554
1/1/2014 to 12/31/2014	$19.056226	$20.449084	268.219
1/1/2015 to 12/31/2015	$20.449084	$20.401225	266.066
1/1/2016 to 12/31/2016	$20.401225	$20.777106	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Ready Assets Government Liquidity Fund

1/1/2007 to 12/31/2007	$10.37	$10.70	33,681.4
1/1/2008 to 12/31/2008	$10.70	$10.80	47,062.0
1/1/2009 to 12/31/2009	$10.80	$10.66	30,807.4
1/1/2010 to 12/31/2010	$10.66	$10.49	25,231.8
1/1/2011 to 12/31/2011	$10.49	$10.32	41,105.0
1/1/2012 to 12/31/2012	$10.32	$10.16	17,494.8
1/1/2013 to 12/31/2013	$10.16	$9.998869	5,520.616
1/1/2014 to 12/31/2014	$9.998869	$9.840806	3,566.074
1/1/2015 to 12/31/2015	$9.840806	$9.684890	3,995.699
1/1/2016 to 12/31/2016	$9.684890	$9.531668	5,192.864

TA Dividend Focused

2/05/2014 to 12/31/2014	$10.007916	$11.369973	126,029.167
1/1/2015 to 12/31/2015	$11.369973	$10.859518	74,848.448
1/1/2016 to 12/31/2016	$10.859518	$12.250539	127,733.687

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	0.0
1/1/2010 to 12/31/2010	$1.02	$1.13	0.0
1/1/2011 to 12/31/2011	$1.13	$1.15	35,681.7
1/1/2012 to 12/31/2012	$1.15	$1.27	34,715.0
1/1/2013 to 12/31/2013	$1.27	$1.293573	58,470.807
1/1/2014 to 12/31/2014	$1.293573	$1.320634	57,387.429
1/1/2015 to 12/31/2015	$1.320634	$1.290241	53,762.976
1/1/2016 to 12/31/2016	$1.290241	$1.342251	50,768.396

TA Multi-Cap Growth

5/1/2008 to 12/31/2008	$10.65	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$8.95	0.0
1/1/2010 to 12/31/2010	$8.95	$11.87	67,566.6
1/1/2011 to 12/31/2011	$11.87	$10.55	67,827.0
1/1/2012 to 12/31/2012	$10.55	$11.28	67,844.8
1/1/2013 to 12/31/2013	$11.28	$15.321129	56,054.276
1/1/2014 to 12/31/2014	$15.321129	$14.945449	50,684.512
1/1/2015 to 12/31/2015	$14.945449	$13.855183	21,045.967
1/1/2016 to 12/31/2016	$13.855183	$12.091268	1,140.138

TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.31	349.9
1/1/2009 to 12/31/2009	$6.31	$8.86	5,186.4
1/1/2010 to 12/31/2010	$8.86	$11.28	25,172.3
1/1/2011 to 12/31/2011	$11.28	$10.74	26,524.7
1/1/2012 to 12/31/2012	$10.74	$12.23	23,569.0
1/1/2013 to 12/31/2013	$12.23	$16.360561	83,330.525
1/1/2014 to 12/31/2014	$16.360561	$16.833221	73,402.829
1/1/2015 to 12/31/2015	$16.833221	$16.036963	65,472.579
1/1/2016 to 12/31/2016	$16.036963	$19.056614	60,441.925

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.02	185,497.3
1/1/2013 to 12/31/2013	$10.02	$13.006732	109,369.698
1/1/2014 to 12/31/2014	$13.006732	$14.149530	92,274.820
1/1/2015 to 12/31/2015	$14.149530	$14.808334	74,350.081
1/1/2016 to 12/31/2016	$14.808334	$14.918959	72,901.741

Templeton Foreign Fund

1/1/2007 to 12/31/2007	$14.60	$16.85	15,763.1
1/1/2008 to 12/31/2008	$16.85	$8.94	11,816.9
1/1/2009 to 12/31/2009	$8.94	$13.17	11,647.1
1/1/2010 to 12/31/2010	$13.17	$14.07	191,056.7
1/1/2011 to 12/31/2011	$14.07	$12.08	180,386.9
1/1/2012 to 12/31/2012	$12.08	$14.10	154,055.6
1/1/2013 to 12/31/2013	$14.10	$17.644822	141,119.188
1/1/2014 to 12/31/2014	$17.644822	$15.489060	125,482.739
1/1/2015 to 12/31/2015	$15.489060	$14.162377	143,367.002
1/1/2016 to 12/31/2016	$14.162377	$15.559361	117,226.588

Templeton Growth Fund, Inc.

1/1/2007 to 12/31/2007	$14.27	$14.35	11,571.6
1/1/2008 to 12/31/2008	$14.35	$7.98	6,923.3
1/1/2009 to 12/31/2009	$7.98	$10.28	6,634.9
1/1/2010 to 12/31/2010	$10.28	$10.88	6,831.4
1/1/2011 to 12/31/2011	$10.88	$10.02	9,055.9
1/1/2012 to 12/31/2012	$10.02	$11.99	8,245.5
1/1/2013 to 12/31/2013	$11.99	$15.353145	5,737.378
1/1/2014 to 12/31/2014	$15.353145	$14.820080	5,528.665
1/1/2015 to 12/31/2015	$14.820080	$13.642719	5,234.390
1/1/2016 to 12/31/2016	$13.642719	$14.643598	4,260.250

Class C

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

6/23/2008 to 12/31/2008	$12.74	$8.52	3,503.3
1/1/2009 to 12/31/2009	$8.52	$11.88	720.9
1/1/2010 to 12/31/2010	$11.88	$14.77	591.8
1/1/2011 to 12/31/2011	$14.77	$13.31	4,695.4
1/1/2012 to 12/31/2012	$13.31	$15.44	5,795.7
1/1/2013 to 12/31/2013	$15.44	$20.833235	4,849.551
1/1/2014 to 12/31/2014	$20.833235	$22.246466	4,629.780
1/1/2015 to 12/31/2015	$22.246466	20.582659	4,489.372
1/1/2016 to 12/31/2016	$20.582659	$25.169942	4,025.749

AB International Value Fund

6/23/2008 to 12/31/2008	$8.95	$4.75	1,775.2
1/1/2009 to 12/31/2009	$4.75	$6.26	8,450.3
1/1/2010 to 12/31/2010	$6.26	$6.37	9,182.9
1/1/2011 to 12/31/2011	$6.37	$5.00	8,115.6
1/1/2012 to 12/31/2012	$5.00	$5.61	9,022.9
1/1/2013 to 12/31/2013	$5.61	$6.730530	7,796.214
1/1/2014 to 12/31/2014	$6.730530	$6.183201	21,561.703
1/1/2015 to 12/31/2015	$6.183201	$6.232349	18,564.709
1/1/2016 to 12/31/2016	$6.232349	$6.067869	19,193.750

AB Value Fund

6/23/2008 to 12/31/2008	$10.55	$7.21	0.0
1/1/2009 to 12/31/2009	$7.21	$8.43	0.0
1/1/2010 to 12/31/2010	$8.43	$9.24	0.0
1/1/2011 to 12/31/2011	$9.24	$8.72	0.0
1/1/2012 to 12/31/2012	$8.72	$9.85	0.0
1/1/2013 to 12/31/2013	$9.85	$13.138974	0.000
1/1/2014 to 12/31/2014	$13.138974	$14.411639	0.000
1/1/2015 to 12/31/2015	$14.411639	$13.084053	0.000
1/1/2016 to 12/31/2016	$13.084053	$14.274069	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Dividend Value Fund

6/23/2008 to 12/31/2008	$9.33	$6.42	0.0
1/1/2009 to 12/31/2009	$6.42	$7.12	25,969.0
1/1/2010 to 12/31/2010	$7.12	$7.92	25,192.9
1/1/2011 to 12/31/2011	$7.92	$8.03	42,847.9
1/1/2012 to 12/31/2012	$8.03	$8.99	41,877.0
1/1/2013 to 12/31/2013	$8.99	$11.374668	36,447.717
1/1/2014 to 12/31/2014	$11.374668	$12.261613	25,347.944
1/1/2015 to 12/31/2015	$12.261613	$11.014820	26,398.482
1/1/2016 to 12/31/2016	$11.014820	$12.548669	23,963.158

AllianzGI NFJ Mid-Cap Value Fund

6/23/2008 to 12/31/2008	$11.22	$7.21	0.0
1/1/2009 to 12/31/2009	$7.21	$9.47	0.0
1/1/2010 to 12/31/2010	$9.47	$11.21	0.0
1/1/2011 to 12/31/2011	$11.21	$10.89	0.0
1/1/2012 to 12/31/2012	$10.89	$12.35	0.0
1/1/2013 to 12/31/2013	$12.35	$16.017858	0.000
1/1/2014 to 12/31/2014	$16.017858	$17.074098	0.000
1/1/2015 to 12/31/2015	$17.074098	$16.208169	0.000
1/1/2016 to 12/31/2016	$16.208169	$18.618616	0.000

AllianzGI NFJ Small-Cap Value Fund

6/23/2008 to 12/31/2008	$14.84	$10.65	2,175.9
1/1/2009 to 12/31/2009	$10.65	$12.97	6,283.0
1/1/2010 to 12/31/2010	$12.97	$15.93	5,640.3
1/1/2011 to 12/31/2011	$15.93	$16.00	1,273.2
1/1/2012 to 12/31/2012	$16.00	$17.35	0.0
1/1/2013 to 12/31/2013	$17.35	$22.440961	0.000
1/1/2014 to 12/31/2014	$22.440961	$22.414592	0.000
1/1/2015 to 12/31/2015	$22.414592	$20.207155	0.000
1/1/2016 to 12/31/2016	$20.207155	$24.417149	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

6/23/2008 to 12/31/2008	$11.39	$9.80	0.0
1/1/2009 to 12/31/2009	$9.80	$10.79	0.0
1/1/2010 to 12/31/2010	$10.79	$11.99	0.0
1/1/2011 to 12/31/2011	$11.99	$12.17	0.0
1/1/2012 to 12/31/2012	$12.17	$13.31	0.0
1/1/2013 to 12/31/2013	$13.31	$15.615616	0.000
1/1/2014 to 12/31/2014	$15.615616	$17.203905	0.000
1/1/2015 to 12/31/2015	$17.203905	$16.972701	0.000
1/1/2016 to 12/31/2016	$16.972701	$19.891228	0.000

American Century Ultra® Fund

6/23/2008 to 12/31/2008	$11.06	$7.09	0.0
1/1/2009 to 12/31/2009	$7.09	$9.42	0.0
1/1/2010 to 12/31/2010	$9.42	$10.77	0.0
1/1/2011 to 12/31/2011	$10.77	$10.69	0.0
1/1/2012 to 12/31/2012	$10.69	$11.97	0.0
1/1/2013 to 12/31/2013	$11.97	$16.077308	0.000
1/1/2014 to 12/31/2014	$16.077308	$17.326636	0.000
1/1/2015 to 12/31/2015	$17.326636	$18.038056	0.000
1/1/2016 to 12/31/2016	$18.038056	$18.467106	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Bond Fund of AmericaSM

6/23/2008 to 12/31/2008	$10.58	$9.32	20,512.2
1/1/2009 to 12/31/2009	$9.32	$10.53	45,349.2
1/1/2010 to 12/31/2010	$10.53	$11.11	2,474.2
1/1/2011 to 12/31/2011	$11.11	$11.63	0.0
1/1/2012 to 12/31/2012	$11.63	$12.11	0.0
1/1/2013 to 12/31/2013	$12.11	$11.660511	0.000
1/1/2014 to 12/31/2014	$11.660511	$12.097991	0.000
1/1/2015 to 12/31/2015	$12.097991	$11.918466	0.000
1/1/2016 to 12/31/2016	$11.918466	$12.035655	0.000

American Funds® – EuroPacific Growth Fund®

6/23/2008 to 12/31/2008	$16.90	$11.02	20,590.6
1/1/2009 to 12/31/2009	$11.02	$15.08	57,329.7
1/1/2010 to 12/31/2010	$15.08	$16.22	5,579.2
1/1/2011 to 12/31/2011	$16.22	$13.78	0.0
1/1/2012 to 12/31/2012	$13.78	$16.14	0.0
1/1/2013 to 12/31/2013	$16.14	$19.068198	0.000
1/1/2014 to 12/31/2014	$19.068198	$18.246721	0.000
1/1/2015 to 12/31/2015	$18.246721	$17.786247	0.000
1/1/2016 to 12/31/2016	$17.786247	$17.600996	0.000

American Funds® – Growth Fund of America®

6/23/2008 to 12/31/2008	$13.78	$8.74	20,924.0
1/1/2009 to 12/31/2009	$8.74	$11.56	23,175.6
1/1/2010 to 12/31/2010	$11.56	$12.77	26,540.8
1/1/2011 to 12/31/2011	$12.77	$11.95	0.0
1/1/2012 to 12/31/2012	$11.95	$14.15	0.0
1/1/2013 to 12/31/2013	$14.15	$18.617869	0.000
1/1/2014 to 12/31/2014	$18.617869	$19.994437	0.000
1/1/2015 to 12/31/2015	$19.994437	$20.706205	0.000
1/1/2016 to 12/31/2016	$20.706205	$22.063825	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

6/23/2008 to 12/31/2008	$12.00	$9.17	6,277.4
1/1/2009 to 12/31/2009	$9.17	$11.22	7,523.1
1/1/2010 to 12/31/2010	$11.22	$12.35	7,320.1
1/1/2011 to 12/31/2011	$12.35	$12.82	1,177.6
1/1/2012 to 12/31/2012	$12.82	$14.10	0.0
1/1/2013 to 12/31/2013	$14.10	$16.373673	0.000
1/1/2014 to 12/31/2014	$16.373673	$17.436659	0.000
1/1/2015 to 12/31/2015	$17.436659	$16.875494	0.000
1/1/2016 to 12/31/2016	$16.875494	$18.335102	0.000

American Funds® – Investment Company of America®

6/23/2008 to 12/31/2008	$11.96	$8.56	1,201.9
1/1/2009 to 12/31/2009	$8.56	$10.71	1,162.7
1/1/2010 to 12/31/2010	$10.71	$11.66	1,147.7
1/1/2011 to 12/31/2011	$11.66	$11.26	0.0
1/1/2012 to 12/31/2012	$11.26	$12.79	0.0
1/1/2013 to 12/31/2013	$12.79	$16.641753	0.000
1/1/2014 to 12/31/2014	$16.641753	$18.327586	0.000
1/1/2015 to 12/31/2015	$18.327586	$17.743298	0.000
1/1/2016 to 12/31/2016	$17.743298	$19.972121	0.000

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.85	0.0
1/1/2010 to 12/31/2010	$7.85	$8.92	0.0
1/1/2011 to 12/31/2011	$8.92	$8.51	0.0
1/1/2012 to 12/31/2012	$8.51	$9.21	0.0
1/1/2013 to 12/31/2013	$9.21	$11.812512	0.000
1/1/2014 to 12/31/2014	$11.812512	$12.832143	0.000
1/1/2015 to 12/31/2015	$12.832143	$13.047740	0.000
1/1/2016 to 12/31/2016	$13.047740	$13.724454	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

6/23/2008 to 12/31/2008	$11.76	$8.18	8,622.7
1/1/2009 to 12/31/2009	$8.18	$10.50	45,998.2
1/1/2010 to 12/31/2010	$10.50	$11.63	0.0
1/1/2011 to 12/31/2011	$11.63	$11.09	0.0
1/1/2012 to 12/31/2012	$11.09	$12.40	0.0
1/1/2013 to 12/31/2013	$12.40	$16.823940	0.000
1/1/2014 to 12/31/2014	$16.823940	$18.152116	0.000
1/1/2015 to 12/31/2015	$18.152116	$16.744281	17,535.674
1/1/2016 to 12/31/2016	$16.744281	$19.471507	12,786.944

BlackRock Capital Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.88	$8.32	21,227.6
1/1/2009 to 12/31/2009	$8.32	$11.17	48,215.2
1/1/2010 to 12/31/2010	$11.17	$13.10	62,364.7
1/1/2011 to 12/31/2011	$13.10	$11.71	80,182.7
1/1/2012 to 12/31/2012	$11.71	$13.11	52,743.1
1/1/2013 to 12/31/2013	$13.11	$17.248057	30,065.953
1/1/2014 to 12/31/2014	$17.248057	$18.373282	27,834.699
1/1/2015 to 12/31/2015	$18.373282	$19.302245	23,222.464
1/1/2016 to 12/31/2016	$19.302245	$18.909105	22,550.576

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.

6/23/2008 to 12/31/2008	$15.02	$12.08	14,147.6
1/1/2009 to 12/31/2009	$12.08	$14.45	120,893.6
1/1/2010 to 12/31/2010	$14.45	$15.61	135,234.7
1/1/2011 to 12/31/2011	$15.61	$14.78	121,888.5
1/1/2012 to 12/31/2012	$14.78	$15.98	122,662.2
1/1/2013 to 12/31/2013	$15.98	$17.979689	119,402.400
1/1/2014 to 12/31/2014	$17.979689	$18.007857	106,366.122
1/1/2015 to 12/31/2015	$18.007857	$17.518269	104,774.679
1/1/2016 to 12/31/2016	$17.518269	$17.869049	102,397.680

BlackRock Global Opportunities Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	739.1
1/1/2012 to 12/31/2012	$10.18	$11.46	0.0
1/1/2013 to 12/31/2013	$11.46	$14.636585	0.000
1/1/2014 to 12/31/2014	$14.636585	$13.723375	4,086.854
1/1/2015 to 12/31/2015	$13.723375	$13.540222	3,193.202
1/1/2016 to 12/31/2016	$13.540222	$13.708470	3,167.473

BlackRock Global SmallCap Fund, Inc.

6/23/2008 to 12/31/2008	$16.07	$10.21	0.0
1/1/2009 to 12/31/2009	$10.21	$13.52	0.0
1/1/2010 to 12/31/2010	$13.52	$15.73	0.0
1/1/2011 to 12/31/2011	$15.73	$13.82	0.0
1/1/2012 to 12/31/2012	$13.82	$15.83	0.0
1/1/2013 to 12/31/2013	$15.83	$21.078571	0.000
1/1/2014 to 12/31/2014	$21.078571	$20.839400	0.000
1/1/2015 to 12/31/2015	$20.839400	$19.289695	0.000
1/1/2016 to 12/31/2016	$19.289695	$20.408077	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.17	15,401.6
1/1/2012 to 12/31/2012	$10.17	$11.68	12,431.7
1/1/2013 to 12/31/2013	$11.68	$12.509959	26,013.554
1/1/2014 to 12/31/2014	$12.509959	$12.672725	24,496.290
1/1/2015 to 12/31/2015	$12.672725	$11.921113	24,040.202
1/1/2016 to 12/31/2016	$11.921113	$13.292493	22,178.725

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.18	5,109.2
1/1/2012 to 12/31/2012	$9.18	$10.32	5,279.2
1/1/2013 to 12/31/2013	$10.32	$12.395382	4,522.596
1/1/2014 to 12/31/2014	$12.395382	$11.494009	3,935.250
1/1/2015 to 12/31/2015	$11.494009	$10.911207	4,193.309
1/1/2016 to 12/31/2016	$10.911207	$10.763354	4,231.733

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund

6/23/2008 to 12/31/2008	$15.10	$9.63	0.0
1/1/2009 to 12/31/2009	$9.63	$12.11	0.0
1/1/2010 to 12/31/2010	$12.11	$12.75	0.0
1/1/2011 to 12/31/2011	$12.75	$10.93	0.0
1/1/2012 to 12/31/2012	$10.93	$12.71	0.0
1/1/2013 to 12/31/2013	$12.71	$15.144954	0.000
1/1/2014 to 12/31/2014	$15.144954	$13.929720	0.000
1/1/2015 to 12/31/2015	$13.929720	$13.538388	0.000
1/1/2016 to 12/31/2016	$13.538388	$13.414699	0.000

BlackRock Large Cap Core Fund

6/23/2008 to 12/31/2008	$12.24	$8.72	8,465.4
1/1/2009 to 12/31/2009	$8.72	$10.32	11,010.7
1/1/2010 to 12/31/2010	$10.32	$11.27	11,029.0
1/1/2011 to 12/31/2011	$11.27	$11.08	10,695.3
1/1/2012 to 12/31/2012	$11.08	$12.44	10,421.7
1/1/2013 to 12/31/2013	$12.44	$16.326827	13,067.919
1/1/2014 to 12/31/2014	$16.326827	$17.921507	11,866.137
1/1/2015 to 12/31/2015	$17.921507	$17.631938	13,909.788
1/1/2016 to 12/31/2016	$17.631938	$19.073758	13,479.291

BlackRock Large Cap Growth Fund

6/23/2008 to 12/31/2008	$11.99	$8.42	273.9
1/1/2009 to 12/31/2009	$8.42	$10.84	49,102.9
1/1/2010 to 12/31/2010	$10.84	$11.93	5,070.1
1/1/2011 to 12/31/2011	$11.93	$11.75	2,558.2
1/1/2012 to 12/31/2012	$11.75	$13.22	1,511.2
1/1/2013 to 12/31/2013	$13.22	$17.294056	1,056.573
1/1/2014 to 12/31/2014	$17.294056	$19.392725	667.904
1/1/2015 to 12/31/2015	$19.392725	$19.495817	0.000
1/1/2016 to 12/31/2016	$19.495817	$20.615533	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund

6/23/2008 to 12/31/2008	$13.07	$9.25	0.0
1/1/2009 to 12/31/2009	$9.25	$10.38	5,921.3
1/1/2010 to 12/31/2010	$10.38	$11.26	7,059.6
1/1/2011 to 12/31/2011	$11.26	$10.75	8,344.5
1/1/2012 to 12/31/2012	$10.75	$11.88	7,040.6
1/1/2013 to 12/31/2013	$11.88	$15.505190	5,902.333
1/1/2014 to 12/31/2014	$15.505190	$17.010480	3,873.862
1/1/2015 to 12/31/2015	$17.010480	$16.378027	3,699.402
1/1/2016 to 12/31/2016	$16.378027	$18.274130	3,451.440

BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.91	0.0
1/1/2012 to 12/31/2012	$9.91	$10.21	0.0
1/1/2013 to 12/31/2013	$10.21	$10.141816	0.000
1/1/2014 to 12/31/2014	$10.141816	$10.088682	0.000
1/1/2015 to 12/31/2015	$10.088682	$9.966447	0.000
1/1/2016 to 12/31/2016	$9.966447	$9.961347	0.000

BlackRock Small Cap Index Fund

6/23/2008 to 12/31/2008	$11.98	$8.30	0.0
1/1/2009 to 12/31/2009	$8.30	$10.31	0.0
1/1/2010 to 12/31/2010	$10.31	$12.81	0.0
1/1/2011 to 12/31/2011	$12.81	$11.99	0.0
1/1/2012 to 12/31/2012	$11.99	$13.67	0.0
1/1/2013 to 12/31/2013	$13.67	$18.64689	0.000
1/1/2014 to 12/31/2014	$18.64689	$19.165040	0.000
1/1/2015 to 12/31/2015	$19.165040	$17.964014	0.000
1/1/2016 to 12/31/2016	$17.964014	$21.377798	0.000

BlackRock S&P 500 Index Fund

4/19/2013 to 12/31/2013	$10.00	$11.884864	1,587.375
1/1/2014 to 12/31/2014	$11.884864	$13.232867	18,593.428
1/1/2015 to 12/31/2015	$13.232867	$13.143191	14,617.687
1/1/2016 to 12/31/2016	$13.143191	$14.416216	13,073.244

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Portfolio

6/23/2008 to 12/31/2008	$10.28	$9.18	122.7
1/1/2009 to 12/31/2009	$9.18	$10.46	3,361.9
1/1/2010 to 12/31/2010	$10.46	$11.28	3,291.9
1/1/2011 to 12/31/2011	$11.28	$11.57	2,344.9
1/1/2012 to 12/31/2012	$11.57	$12.48	2,427.4
1/1/2013 to 12/31/2013	$12.48	$12.211558	2,751.065
1/1/2014 to 12/31/2014	$12.211558	$12.934883	2,740.620
1/1/2015 to 12/31/2015	$12.934883	$12.719962	35,216.515
1/1/2016 to 12/31/2016	$12.719962	$12.905401	47,525.584

BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.28	6,134.5
1/1/2012 to 12/31/2012	$10.28	$10.35	6,017.4
1/1/2013 to 12/31/2013	$10.35	$9.919063	6,642.087
1/1/2014 to 12/31/2014	$9.919063	$10.272720	6,508.379
1/1/2015 to 12/31/2015	$10.272720	$10.125386	6,237.981
1/1/2016 to 12/31/2016	$10.125386	$10.076112	6,273.236

BlackRock Value Opportunities Fund, Inc.

6/23/2008 to 12/31/2008	$11.93	$7.34	0.0
1/1/2009 to 12/31/2009	$7.34	$9.21	0.0
1/1/2010 to 12/31/2010	$9.21	$11.62	0.0
1/1/2011 to 12/31/2011	$11.62	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.36	0.0
1/1/2013 to 12/31/2013	$12.36	$17.302292	1,080.392
1/1/2014 to 12/31/2014	$17.302292	$17.817886	1,070.888
1/1/2015 to 12/31/2015	$17.817886	$16.302435	1,072.454
1/1/2016 to 12/31/2016	$16.302435	$19.780811	1,075.983

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

6/23/2008 to 12/31/2008	$11.55	$7.39	0.0
1/1/2009 to 12/31/2009	$7.39	$9.98	0.0
1/1/2010 to 12/31/2010	$9.98	$12.43	0.0
1/1/2011 to 12/31/2011	$12.43	$12.96	0.0
1/1/2012 to 12/31/2012	$12.96	$14.91	0.0
1/1/2013 to 12/31/2013	$14.91	$15.314779	0.000
1/1/2014 to 12/31/2014	$15.314779	$19.894557	0.000
1/1/2015 to 12/31/2015	$19.894557	$20.996722	0.000
1/1/2016 to 12/31/2016	$20.996722	$22.244376	0.000

Columbia Acorn International Fund

6/23/2008 to 12/31/2008	$10.32	$5.97	0.0
1/1/2009 to 12/31/2009	$5.97	$8.83	11,050.3
1/1/2010 to 12/31/2010	$8.83	$10.61	35,084.4
1/1/2011 to 12/31/2011	$10.61	$8.93	35,877.9
1/1/2012 to 12/31/2012	$8.93	$10.65	27,309.3
1/1/2013 to 12/31/2013	$10.65	$12.769807	37,341.442
1/1/2014 to 12/31/2014	$12.769807	$11.979886	35,822.706
1/1/2015 to 12/31/2015	$11.979886	$11.590148	34,426.200
1/1/2016 to 12/31/2016	$11.590148	$11.109786	32,753.986

Columbia Acorn USA

6/23/2008 to 12/31/2008	$12.86	$8.08	2,833.1
1/1/2009 to 12/31/2009	$8.08	$11.21	11,838.0
1/1/2010 to 12/31/2010	$11.21	$13.53	11,707.2
1/1/2011 to 12/31/2011	$13.53	$12.61	16,075.5
1/1/2012 to 12/31/2012	$12.61	$14.71	13,959.3
1/1/2013 to 12/31/2013	$14.71	$19.146070	14,939.111
1/1/2014 to 12/31/2014	$19.146070	$19.454176	16,113.262
1/1/2015 to 12/31/2015	$19.454176	$18.820731	8,803.007
1/1/2016 to 12/31/2016	$18.820731	$20.853944	8,405.014

Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965195	$10.063047	17,481.703

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.64	0.0
1/1/2012 to 12/31/2012	$8.64	$9.41	0.0
1/1/2013 to 12/31/2013	$9.41	$12.100940	0.000
1/1/2014 to 12/31/2014	$12.100940	$12.726871	214.731
1/1/2015 to 12/31/2015	$12.726871	$13.139120	201.475
1/1/2016 to 12/31/2016	$13.139120	$13.159854	208.734

Davis New York Venture Fund, Inc.

6/23/2008 to 12/31/2008	$12.41	$8.12	9,111.8
1/1/2009 to 12/31/2009	$8.12	$10.55	69,467.4
1/1/2010 to 12/31/2010	$10.55	$11.63	24,333.4
1/1/2011 to 12/31/2011	$11.63	$10.89	19,453.2
1/1/2012 to 12/31/2012	$10.89	$12.06	18,583.8
1/1/2013 to 12/31/2013	$12.06	$15.960108	14,894.507
1/1/2014 to 12/31/2014	$15.960108	$16.718686	13,095.746
1/1/2015 to 12/31/2015	$16.718686	$16.925354	12,445.850
1/1/2016 to 12/31/2016	$16.925354	$18.679038	11,300.105

Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$12.01	0.0
1/1/2012 to 12/31/2012	$12.01	$13.03	0.0
1/1/2013 to 12/31/2013	$13.03	$18.043581	0.000
1/1/2014 to 12/31/2014	$18.043581	$18.237302	0.000
1/1/2015 to 12/31/2015	$18.237302	$19.194731	0.000
1/1/2016 to 12/31/2016	$19.194731	$18.055194	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.10	$8.70	16,815.0
1/1/2009 to 12/31/2009	$8.70	$10.36	2,814.1
1/1/2010 to 12/31/2010	$10.36	$11.74	33,568.8
1/1/2011 to 12/31/2011	$11.74	$12.42	48,624.3
1/1/2012 to 12/31/2012	$12.42	$13.45	36,440.8
1/1/2013 to 12/31/2013	$13.45	$16.064938	28,963.602
1/1/2014 to 12/31/2014	$16.064938	$17.100397	23,746.026
1/1/2015 to 12/31/2015	$17.100397	$16.389400	19,139.527
1/1/2016 to 12/31/2016	$16.389400	$17.279489	18,904.774

Eaton Vance Floating-Rate Fund

6/23/2008 to 12/31/2008	$10.62	$7.38	0.0
1/1/2009 to 12/31/2009	$7.38	$10.61	12,231.4
1/1/2010 to 12/31/2010	$10.61	$11.40	12,025.3
1/1/2011 to 12/31/2011	$11.40	$11.45	11,657.9
1/1/2012 to 12/31/2012	$11.45	$12.17	11,676.7
1/1/2013 to 12/31/2013	$12.17	$12.506635	12,444.550
1/1/2014 to 12/31/2014	$12.506635	$12.341311	8,453.205
1/1/2015 to 12/31/2015	$12.341311	$11.901096	7,784.437
1/1/2016 to 12/31/2016	$11.901096	$12.980383	6,931.826

Eaton Vance Large-Cap Value Fund

6/23/2008 to 12/31/2008	$10.16	$6.94	13,114.6
1/1/2009 to 12/31/2009	$6.94	$7.99	64,492.5
1/1/2010 to 12/31/2010	$7.99	$8.64	98,158.3
1/1/2011 to 12/31/2011	$8.64	$8.12	91,644.1
1/1/2012 to 12/31/2012	$8.12	$9.24	55,901.9
1/1/2013 to 12/31/2013	$9.24	$11.748195	42,634.272
1/1/2014 to 12/31/2014	$11.748195	$12.816081	5,555.301
1/1/2015 to 12/31/2015	$12.816081	$12.463909	5,392.181
1/1/2016 to 12/31/2016	$12.463909	$13.426401	5,014.071

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Equity Income Fund, Inc.

04/19/2013 to 12/31/2013	$10.00	$11.902498	0.000
1/1/2014 to 12/31/2014	$11.902498	$12.631054	0.000
1/1/2015 to 12/31/2015	$12.631054	$11.743848	0.000
1/1/2016 to 12/31/2016	$11.743848	$12.642631	0.000

Federated Kaufmann Fund

6/23/2008 to 12/31/2008	$14.69	$9.49	2,969.3
1/1/2009 to 12/31/2009	$9.49	$12.10	7,534.5
1/1/2010 to 12/31/2010	$12.10	$14.11	2,157.6
1/1/2011 to 12/31/2011	$14.11	$11.98	2,150.9
1/1/2012 to 12/31/2012	$11.98	$13.82	1,465.8
1/1/2013 to 12/31/2013	$13.82	$19.065910	1,183.355
1/1/2014 to 12/31/2014	$19.065910	$20.460016	1,103.511
1/1/2015 to 12/31/2015	$20.460016	$21.316501	1,010.110
1/1/2016 to 12/31/2016	$21.316501	$21.602031	996.352

Fidelity® Advisor Equity Growth Fund

6/23/2008 to 12/31/2008	$13.27	$7.58	0.0
1/1/2009 to 12/31/2009	$7.58	$9.53	0.0
1/1/2010 to 12/31/2010	$9.53	$11.58	0.0
1/1/2011 to 12/31/2011	$11.58	$11.38	0.0
1/1/2012 to 12/31/2012	$11.38	$12.78	0.0
1/1/2013 to 12/31/2013	$12.78	$17.043679	0.000
1/1/2014 to 12/31/2014	$17.043679	$18.582917	0.000
1/1/2015 to 12/31/2015	$18.582917	$19.500984	0.000
1/1/2016 to 12/31/2016	$19.500984	$19.229615	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Comstock Fund

6/23/2008 to 12/31/2008	$10.48	$7.74	1,344.8
1/1/2009 to 12/31/2009	$7.74	$9.85	2,737.0
1/1/2010 to 12/31/2010	$9.85	$11.20	69,105.9
1/1/2011 to 12/31/2011	$11.20	$10.80	78,667.7
1/1/2012 to 12/31/2012	$10.80	$12.62	46,493.2
1/1/2013 to 12/31/2013	$12.62	$16.780440	44,545.752
1/1/2014 to 12/31/2014	$16.780440	$18.002463	32,417.810
1/1/2015 to 12/31/2015	$18.002463	$16.648502	23,084.627
1/1/2016 to 12/31/2016	$16.648502	$19.287336	15,735.777

Invesco Mid Cap Core Equity Fund

6/23/2008 to 12/31/2008	$12.92	$9.58	2,156.6
1/1/2009 to 12/31/2009	$9.58	$12.26	13,280.1
1/1/2010 to 12/31/2010	$12.26	$13.56	2,947.7
1/1/2011 to 12/31/2011	$13.56	$12.50	2,447.5
1/1/2012 to 12/31/2012	$12.50	$13.57	2,024.8
1/1/2013 to 12/31/2013	$13.57	$17.233263	1,882.076
1/1/2014 to 12/31/2014	$17.233263	$17.706425	0.000
1/1/2015 to 12/31/2015	$17.706425	$16.653482	0.000
1/1/2016 to 12/31/2016	$16.653482	$18.338852	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	1,430.3
1/1/2012 to 12/31/2012	$0.91	$1.06	1,324.0
1/1/2013 to 12/31/2013	$1.06	$1.377221	0.000
1/1/2014 to 12/31/2014	$1.377221	$1.443526	0.000
1/1/2015 to 12/31/2015	$1.443526	$1.271197	0.000
1/1/2016 to 12/31/2016	$1.271197	$1.474877	0.000

Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.92	$12.70	8,568.1
1/1/2010 to 12/31/2010	$12.70	$15.68	3,539.4
1/1/2011 to 12/31/2011	$15.68	$15.12	3,757.2
1/1/2012 to 12/31/2012	$15.12	$17.44	3,522.5
1/1/2013 to 12/31/2013	$17.44	$22.360440	3,067.221
1/1/2014 to 12/31/2014	$22.360440	$24.542193	2,601.062
1/1/2015 to 12/31/2015	$24.542193	$24.875116	11,341.166
1/1/2016 to 12/31/2016	$24.875116	$27.308683	14,208.594

Janus Forty Fund

7/6/2009 to 12/31/2009	$7.34	$10.38	77,236.1
1/1/2010 to 12/31/2010	$10.38	$10.80	31,214.8
1/1/2011 to 12/31/2011	$10.80	$9.86	16,839.0
1/1/2012 to 12/31/2012	$9.86	$12.00	14,808.1
1/1/2013 to 12/31/2013	$12.00	$15.551009	14,620.527
1/1/2014 to 12/31/2014	$15.551009	$16.591331	11,026.210
1/1/2015 to 12/31/2015	$16.591331	$18.244356	9,460.186
1/1/2016 to 12/31/2016	$18.244356	$18.303795	9,421.428

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Multi-Capital Market Neutral Fund

6/23/2008 to 12/31/2008	$10.06	$9.85	0.0
1/1/2009 to 12/31/2009	$9.85	$9.65	706.6
1/1/2010 to 12/31/2010	$9.65	$9.06	823.3
1/1/2011 to 12/31/2011	$9.06	$8.87	300.5
1/1/2012 to 12/31/2012	$8.87	$8.72	341.9
1/1/2013 to 12/31/2013	$8.72	$8.921050	975.447
1/1/2014 to 12/31/2014	$8.921050	$8.894324	972.949
1/1/2015 to 12/31/2015	$8.894324	$8.848588	380.890
1/1/2016 to 12/31/2016	$8.848588	$8.580299	397.623

JPMorgan Small Cap Growth Fund

6/23/2008 to 12/31/2008	$9.45	$6.09	2,434.4
1/1/2009 to 12/31/2009	$6.09	$8.31	2,526.3
1/1/2010 to 12/31/2010	$8.31	$10.93	2,103.8
1/1/2011 to 12/31/2011	$10.93	$10.37	4,147.0
1/1/2012 to 12/31/2012	$10.37	$11.44	4,024.6
1/1/2013 to 12/31/2013	$11.44	$16.631637	3,765.549
1/1/2014 to 12/31/2014	$16.631637	$16.315727	3,927.658
1/1/2015 to 12/31/2015	$16.315727	$15.695660	3,431.725
1/1/2016 to 12/31/2016	$15.695660	$16.635015	3,340.432

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.

6/23/2008 to 12/31/2008	$11.46	$8.16	8,643.9
1/1/2009 to 12/31/2009	$8.16	$9.58	0.0
1/1/2010 to 12/31/2010	$9.58	$10.77	0.0
1/1/2011 to 12/31/2011	$10.77	$9.76	0.0
1/1/2012 to 12/31/2012	$9.76	$11.12	0.0
1/1/2013 to 12/31/2013	$11.12	$14.449351	0.000
1/1/2014 to 12/31/2014	$14.449351	$15.920141	0.000
1/1/2015 to 12/31/2015	$15.920141	$14.993969	0.000
1/1/2016 to 12/31/2016	$14.993969	$17.298209	0.000

Lord Abbett Bond-Debenture Fund, Inc.

6/23/2008 to 12/31/2008	$11.48	$9.09	0.0
1/1/2009 to 12/31/2009	$9.09	$12.11	11,306.6
1/1/2010 to 12/31/2010	$12.11	$13.45	10,708.6
1/1/2011 to 12/31/2011	$13.45	$13.74	9,863.1
1/1/2012 to 12/31/2012	$13.74	$15.30	9,091.3
1/1/2013 to 12/31/2013	$15.30	$16.212878	11,612.192
1/1/2014 to 12/31/2014	$16.212878	$16.658525	11,120.177
1/1/2015 to 12/31/2015	$16.658525	$16.092051	10,241.634
1/1/2016 to 12/31/2016	$16.092051	$17.775802	9,250.916

Lord Abbett Mid Cap Stock Fund, Inc.

6/23/2008 to 12/31/2008	$11.62	$7.79	0.0
1/1/2009 to 12/31/2009	$7.79	$9.70	3,567.8
1/1/2010 to 12/31/2010	$9.70	$11.98	3,630.6
1/1/2011 to 12/31/2011	$11.98	$11.31	10,281.2
1/1/2012 to 12/31/2012	$11.31	$12.73	9,591.6
1/1/2013 to 12/31/2013	$12.73	$16.313332	8,341.071
1/1/2014 to 12/31/2014	$16.313332	$17.899054	7,257.703
1/1/2015 to 12/31/2015	$17.899054	$16.972009	6,788.914
1/1/2016 to 12/31/2016	$16.972009	$19.458832	6,419.181

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund

6/23/2008 to 12/31/2008	$12.35	$6.99	0.0
1/1/2009 to 12/31/2009	$6.99	$9.86	0.0
1/1/2010 to 12/31/2010	$9.86	$10.58	0.0
1/1/2011 to 12/31/2011	$10.58	$10.24	0.0
1/1/2012 to 12/31/2012	$10.24	$11.45	0.0
1/1/2013 to 12/31/2013	$11.45	$14.547765	0.000
1/1/2014 to 12/31/2014	$14.547765	$16.457422	0.000
1/1/2015 to 12/31/2015	$16.457422	$16.700303	0.000
1/1/2016 to 12/31/2016	$16.700303	$16.035051	0.000

Oppenheimer Main Street Fund®

6/23/2008 to 12/31/2008	$11.99	$7.85	0.0
1/1/2009 to 12/31/2009	$7.85	$9.94	0.0
1/1/2010 to 12/31/2010	$9.94	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.72	0.0
1/1/2013 to 12/31/2013	$12.72	$16.447693	0.000
1/1/2014 to 12/31/2014	$16.447693	$17.861963	0.000
1/1/2015 to 12/31/2015	$17.861963	$18.107683	0.000
1/1/2016 to 12/31/2016	$18.107683	$19.835694	0.000

Oppenheimer Main Street Mid Cap Fund®

6/23/2008 to 12/31/2008	$12.63	$8.17	0.0
1/1/2009 to 12/31/2009	$8.17	$10.99	550.4
1/1/2010 to 12/31/2010	$10.99	$13.31	560.3
1/1/2011 to 12/31/2011	$13.31	$12.74	913.9
1/1/2012 to 12/31/2012	$12.74	$14.63	470.9
1/1/2013 to 12/31/2013	$14.63	$19.186131	407.065
1/1/2014 to 12/31/2014	$19.186131	$21.177809	0.000
1/1/2015 to 12/31/2015	$21.177809	$19.317473	0.000
1/1/2016 to 12/31/2016	$19.317473	$21.541110	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy Fund

6/23/2008 to 12/31/2008	$16.58	$7.27	7,416.2
1/1/2009 to 12/31/2009	$7.27	$9.97	22,063.3
1/1/2010 to 12/31/2010	$9.97	$12.11	19.977.2
1/1/2011 to 12/31/2011	$12.11	$10.94	18,617.0
1/1/2012 to 12/31/2012	$10.94	$11.27	17,883.0
1/1/2013 to 12/31/2013	$11.27	$9.418114	16,541.253
1/1/2014 to 12/31/2014	$9.418114	$7.541969	17,355.654
1/1/2015 to 12/31/2015	$7.541969	$5.480989	21,711.699
1/1/2016 to 12/31/2016	$5.480989	$6.150398	20,773.003

PIMCO Low Duration Fund

6/23/2008 to 12/31/2008	$10.47	$10.14	0.0
1/1/2009 to 12/31/2009	$10.14	$11.26	2,040.4
1/1/2010 to 12/31/2010	$11.26	$11.57	28,896.0
1/1/2011 to 12/31/2011	$11.57	$11.53	28,700.9
1/1/2012 to 12/31/2012	$11.53	$12.00	44,581.9
1/1/2013 to 12/31/2013	$12.00	$11.766675	65,382.469
1/1/2014 to 12/31/2014	$11.766675	$11.618658	65,916.816
1/1/2015 to 12/31/2015	$11.618658	$11.459942	59,039.107
1/1/2016 to 12/31/2016	$11.459942	$11.444002	57,168.589

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund

6/23/2008 to 12/31/2008	$11.22	$10.10	21,040.8
1/1/2009 to 12/31/2009	$10.10	$11.76	42,188.8
1/1/2010 to 12/31/2010	$11.76	$12.41	48,116.7
1/1/2011 to 12/31/2011	$12.41	$13.56	43,039.8
1/1/2012 to 12/31/2012	$13.56	$14.51	48,927.2
1/1/2013 to 12/31/2013	$14.51	$12.924893	50,053.641
1/1/2014 to 12/31/2014	$12.924893	$13.088719	41,198.926
1/1/2015 to 12/31/2015	$13.088719	$12.463897	38,662.372
1/1/2016 to 12/31/2016	$12.463897	$12.820875	37,100.449

PIMCO Total Return Fund

6/23/2008 to 12/31/2008	$11.05	$11.31	82,550.0
1/1/2009 to 12/31/2009	$11.31	$12.61	223,501.0
1/1/2010 to 12/31/2010	$12.61	$13.44	189,497.9
1/1/2011 to 12/31/2011	$13.44	$13.71	180,523.6
1/1/2012 to 12/31/2012	$13.71	$14.82	185,213.1
1/1/2013 to 12/31/2013	$14.82	$14.230578	169,387.358
1/1/2014 to 12/31/2014	$14.230578	$14.589924	165,042.182
1/1/2015 to 12/31/2015	$14.589924	$14.392630	119,628.499
1/1/2016 to 12/31/2016	$14.392630	$14.462298	105,505.846

Pioneer Emerging Markets Fund

6/23/2008 to 12/31/2008	$14.63	$6.69	0.0
1/1/2009 to 12/31/2009	$6.69	$11.41	12,472.2
1/1/2010 to 12/31/2010	$11.41	$13.03	4,458.1
1/1/2011 to 12/31/2011	$13.03	$9.71	8,152.4
1/1/2012 to 12/31/2012	$9.71	$10.63	8,474.7
1/1/2013 to 12/31/2013	$10.63	$10.220342	9,381.180
1/1/2014 to 12/31/2014	$10.220342	$8.702313	10,036.937
1/1/2015 to 12/31/2015	$8.702313	$7.143199	11,588.849
1/1/2016 to 12/31/2016	$7.143199	$7.523125	11,410.628

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Fund

6/23/2008 to 12/31/2008	$12.39	$8.68	2,356.9
1/1/2009 to 12/31/2009	$8.68	$10.60	2,403.3
1/1/2010 to 12/31/2010	$10.60	$12.07	2,280.6
1/1/2011 to 12/31/2011	$12.07	$11.32	2,274.3
1/1/2012 to 12/31/2012	$11.32	$12.23	2,229.4
1/1/2013 to 12/31/2013	$12.23	$16.001165	2,024.735
1/1/2014 to 12/31/2014	$16.001165	$17.441609	0.000
1/1/2015 to 12/31/2015	$17.441609	$17.074124	0.000
1/1/2016 to 12/31/2016	$17.074124	$18.398222	0.000

Pioneer High Yield Fund

6/23/2008 to 12/31/2008	$11.69	$7.34	0.0
1/1/2009 to 12/31/2009	$7.34	$11.70	8,949.9
1/1/2010 to 12/31/2010	$11.70	$13.53	1,400.3
1/1/2011 to 12/31/2011	$13.53	$13.08	7,791.9
1/1/2012 to 12/31/2012	$13.08	$14.79	7,487.8
1/1/2013 to 12/31/2013	$14.79	$16.327610	8,337.332
1/1/2014 to 12/31/2014	$16.327610	$16.024008	8,336.739
1/1/2015 to 12/31/2015	$16.024008	$14.983771	8,621.902
1/1/2016 to 12/31/2016	$14.983771	$16.814762	8,091.357

Pioneer Real Estate Shares Fund

6/23/2008 to 12/31/2008	$10.26	$6.31	3,627.1
1/1/2009 to 12/31/2009	$6.31	$8.08	8,729.9
1/1/2010 to 12/31/2010	$8.08	$10.19	755.3
1/1/2011 to 12/31/2011	$10.19	$10.91	1,290.0
1/1/2012 to 12/31/2012	$10.91	$12.41	669.6
1/1/2013 to 12/31/2013	$12.41	$12.339663	1,164.186
1/1/2014 to 12/31/2014	$12.339663	$15.726084	2,781.699
1/1/2015 to 12/31/2015	$15.726084	$16.120389	1,955.998
1/1/2016 to 12/31/2016	$16.120389	$16.816484	1,892.843

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.31	0.0
1/1/2010 to 12/31/2010	$11.31	$13.30	0.0
1/1/2011 to 12/31/2011	$13.30	$12.75	0.0
1/1/2012 to 12/31/2012	$12.75	$13.37	0.0
1/1/2013 to 12/31/2013	$13.37	$18.972945	0.000
1/1/2014 to 12/31/2014	$18.972945	$20.339358	0.000
1/1/2015 to 12/31/2015	$20.339358	$20.271469	0.000
1/1/2016 to 12/31/2016	$20.271469	$20.624396	0.000

Ready Assets Government Liquidity Fund

6/23/2008 to 12/31/2008	$10.73	$10.76	5,536.9
1/1/2009 to 12/31/2009	$10.76	$10.60	7,895.6
1/1/2010 to 12/31/2010	$10.60	$10.42	8,392.4
1/1/2011 to 12/31/2011	$10.42	$10.25	3,124.0
1/1/2012 to 12/31/2012	$10.25	$10.08	2,216.0
1/1/2013 to 12/31/2013	$10.08	$9.907131	2,398.015
1/1/2014 to 12/31/2014	$9.907131	$9.740769	2,382.467
1/1/2015 to 12/31/2015	$9.740769	$9.576855	2,236.802
1/1/2016 to 12/31/2016	$9.576855	$9.415951	2,151.100

TA Dividend Focused

02/05/2014 to 12/31/2014	$10.007888	$11.359696	48,172.773
1/1/2015 to 12/31/2015	$11.359696	$10.838868	27,755.900
1/1/2016 to 12/31/2016	$10.838868	$12.215071	45,455.609

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	6,949.9
1/1/2010 to 12/31/2010	$1.02	$1.12	6,610.7
1/1/2011 to 12/31/2011	$1.12	$1.15	11,917.0
1/1/2012 to 12/31/2012	$1.15	$1.26	12,031.1
1/1/2013 to 12/31/2013	$1.26	$1.288278	13,306.344
1/1/2014 to 12/31/2014	$1.288278	$1.313893	13,526.999
1/1/2015 to 12/31/2015	$1.313893	$1.282371	13,307.573
1/1/2016 to 12/31/2016	$1.282371	$1.332738	13,314.706

TA Multi-Cap Growth

6/23/2008 to 12/31/2008	$10.39	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.93	0.0
1/1/2010 to 12/31/2010	$8.93	$11.83	26,460.0
1/1/2011 to 12/31/2011	$11.83	$10.51	26,913.4
1/1/2012 to 12/31/2012	$10.51	$11.22	22,514.0
1/1/2013 to 12/31/2013	$11.22	$15.232499	19,063.511
1/1/2014 to 12/31/2014	$15.232499	$14.844136	18,619.546
1/1/2015 to 12/31/2015	$14.844136	$13.747497	8,896.396
1/1/2016 to 12/31/2016	$13.747497	$11.985330	967.338

TA Small/Mid Cap Value

6/23/2008 to 12/31/2008	$10.92	$6.31	852.1
1/1/2009 to 12/31/2009	$6.31	$8.84	738.3
1/1/2010 to 12/31/2010	$8.84	$11.25	8,511.7
1/1/2011 to 12/31/2011	$11.25	$10.70	8,695.4
1/1/2012 to 12/31/2012	$10.70	$12.17	5,654.6
1/1/2013 to 12/31/2013	$12.17	$16.265883	30,776.546
1/1/2014 to 12/31/2014	$16.265883	$16.719080	29,537.059
1/1/2015 to 12/31/2015	$16.719080	$15.912300	25,911.271
1/1/2016 to 12/31/2016	$15.912300	$18.889655	23,896.915

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.01	64,519.9
1/1/2013 to 12/31/2013	$10.01	$12.982227	38,591.583
1/1/2014 to 12/31/2014	$12.982227	$14.108754	35,044.866
1/1/2015 to 12/31/2015	$14.108754	$14.750890	31,009.977
1/1/2016 to 12/31/2016	$14.750890	$14.846276	29,916.751

Templeton Foreign Fund

6/23/2008 to 12/31/2008	$14.33	$8.90	3,272.9
1/1/2009 to 12/31/2009	$8.90	$13.10	10,304.8
1/1/2010 to 12/31/2010	$13.10	$13.98	77,334.5
1/1/2011 to 12/31/2011	$13.98	$12.00	77,172.3
1/1/2012 to 12/31/2012	$12.00	$13.98	50,363.7
1/1/2013 to 12/31/2013	$13.98	$17.483023	47,637.599
1/1/2014 to 12/31/2014	$17.483023	$15.331663	47,528.768
1/1/2015 to 12/31/2015	$15.331663	$14.004436	56,855.340
1/1/2016 to 12/31/2016	$14.004436	$15.370524	47,943.230

Templeton Growth Fund, Inc.

6/23/2008 to 12/31/2008	$12.13	$7.95	0.0
1/1/2009 to 12/31/2009	$7.95	$10.22	0.0
1/1/2010 to 12/31/2010	$10.22	$10.81	0.0
1/1/2011 to 12/31/2011	$10.81	$9.95	0.0
1/1/2012 to 12/31/2012	$9.95	$11.89	0.0
1/1/2013 to 12/31/2013	$11.89	$15.212309	0.000
1/1/2014 to 12/31/2014	$15.212309	$14.669450	0.000
1/1/2015 to 12/31/2015	$14.669450	$13.490555	0.000
1/1/2016 to 12/31/2016	$13.490555	$14.465845	0.000

Class XC

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

1/1/2007 to 12/31/2007	$13.18	$13.26	240,243.8
1/1/2008 to 12/31/2008	$13.26	$8.54	250,710.1
1/1/2009 to 12/31/2009	$8.54	$11.91	60,645.8
1/1/2010 to 12/31/2010	$11.91	$14.82	67,283.4
1/1/2011 to 12/31/2011	$14.82	$13.35	159,840.2
1/1/2012 to 12/31/2012	$13.35	$15.51	147,759.5
1/1/2013 to 12/31/2013	$15.51	$20.929384	110,023.624
1/1/2014 to 12/31/2014	$20.929384	$22.360323	107,059.715
1/1/2015 to 12/31/2015	$22.360323	$20.698346	103,130.741
1/1/2016 to 12/31/2016	$20.698346	$25.324063	55,420.524

AB International Value Fund

5/1/2007 to 12/31/2007	$10.53	$10.40	165,025.2
1/1/2008 to 12/31/2008	$10.40	$4.75	218,732.4
1/1/2009 to 12/31/2009	$4.75	$6.27	189,211.7
1/1/2010 to 12/31/2010	$6.27	$6.38	138,533.4
1/1/2011 to 12/31/2011	$6.38	$5.01	106,013.7
1/1/2012 to 12/31/2012	$5.01	$5.62	100,740.7
1/1/2013 to 12/31/2013	$5.62	$6.753494	92,028.639
1/1/2014 to 12/31/2014	$6.753494	$6.207415	98,249.563
1/1/2015 to 12/31/2015	$6.207415	$6.259889	90,247.017
1/1/2016 to 12/31/2016	$6.259889	$6.097723	78,579.346

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Value Fund

1/1/2007 to 12/31/2007	$13.44	$12.63	24,954.7
1/1/2008 to 12/31/2008	$12.63	$7.22	19,466.1
1/1/2009 to 12/31/2009	$7.22	$8.46	18,110.0
1/1/2010 to 12/31/2010	$8.46	$9.27	14,067.0
1/1/2011 to 12/31/2011	$9.27	$8.75	5,328.1
1/1/2012 to 12/31/2012	$8.75	$9.89	4,679.4
1/1/2013 to 12/31/2013	$9.89	$13.199613	6,165.903
1/1/2014 to 12/31/2014	$13.199613	$14.485389	9,673.126
1/1/2015 to 12/31/2015	$14.485389	$13.157595	9,145.962
1/1/2016 to 12/31/2016	$13.157595	$14.361472	10,619.439

AllianzGI NFJ Dividend Value Fund

5/1/2007 to 12/31/2007	$10.51	$10.24	114,474.8
1/1/2008 to 12/31/2008	$10.24	$6.42	126,655.7
1/1/2009 to 12/31/2009	$6.42	$7.13	155,380.2
1/1/2010 to 12/31/2010	$7.13	$7.94	110,133.7
1/1/2011 to 12/31/2011	$7.94	$8.05	60,680.1
1/1/2012 to 12/31/2012	$8.05	$9.02	66,049.5
1/1/2013 to 12/31/2013	$9.02	$11.413455	99,780.431
1/1/2014 to 12/31/2014	$11.413455	$12.309575	88,979.057
1/1/2015 to 12/31/2015	$12.309575	$11.063437	64,224.018
1/1/2016 to 12/31/2016	$11.063437	$12.610357	49,386.366

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Mid-Cap Value Fund

1/1/2007 to 12/31/2007	$11.80	$12.25	6,209.4
1/1/2008 to 12/31/2008	$12.25	$7.22	1,350.2
1/1/2009 to 12/31/2009	$7.22	$9.49	1,144.3
1/1/2010 to 12/31/2010	$9.49	$11.25	967.9
1/1/2011 to 12/31/2011	$11.25	$10.93	819.5
1/1/2012 to 12/31/2012	$10.93	$12.40	676.9
1/1/2013 to 12/31/2013	$12.40	$16.091815	560.328
1/1/2014 to 12/31/2014	$16.091815	$17.161524	554.180
1/1/2015 to 12/31/2015	$17.161524	$16.299315	547.666
1/1/2016 to 12/31/2016	$16.299315	$18.732679	540.800

AllianzGI NFJ Small-Cap Value Fund

1/1/2007 to 12/31/2007	$14.13	$14.75	111,635.9
1/1/2008 to 12/31/2008	$14.75	$10.67	101,840.8
1/1/2009 to 12/31/2009	$10.67	$13.01	98,945.3
1/1/2010 to 12/31/2010	$13.01	$15.98	89,991.7
1/1/2011 to 12/31/2011	$15.98	$16.05	56,953.1
1/1/2012 to 12/31/2012	$16.05	$17.42	49,384.8
1/1/2013 to 12/31/2013	$17.42	$22.544545	42,407.972
1/1/2014 to 12/31/2014	$22.544545	$22.529324	40,214.573
1/1/2015 to 12/31/2015	$22.529324	$20.320753	34,361.132
1/1/2016 to 12/31/2016	$20.320753	$24.566688	33,197.483

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

1/1/2007 to 12/31/2007	$12.55	$12.52	7,790.5
1/1/2008 to 12/31/2008	$12.52	$9.82	7,574.1
1/1/2009 to 12/31/2009	$9.82	$10.81	6,766.5
1/1/2010 to 12/31/2010	$10.81	$12.02	4,168.0
1/1/2011 to 12/31/2011	$12.02	$12.22	4,029.5
1/1/2012 to 12/31/2012	$12.22	$13.37	3,884.0
1/1/2013 to 12/31/2013	$13.37	$15.687757	3,753.746
1/1/2014 to 12/31/2014	$15.687757	$17.292018	3,606.510
1/1/2015 to 12/31/2015	$17.292018	$17.068168	1,278.149
1/1/2016 to 12/31/2016	$17.068168	$20.013110	1,212.406

American Century Ultra® Fund

1/1/2007 to 12/31/2007	$10.41	$12.45	3,304.7
1/1/2008 to 12/31/2008	$12.45	$7.11	3,273.8
1/1/2009 to 12/31/2009	$7.11	$9.44	3,235.3
1/1/2010 to 12/31/2010	$9.44	$10.81	301.1
1/1/2011 to 12/31/2011	$10.81	$10.73	296.1
1/1/2012 to 12/31/2012	$10.73	$12.02	291.0
1/1/2013 to 12/31/2013	$12.02	$16.151569	286.409
1/1/2014 to 12/31/2014	$16.151569	$17.415376	282.247
1/1/2015 to 12/31/2015	$17.415376	$18.139507	278.319
1/1/2016 to 12/31/2016	$18.139507	$18.580249	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Bond Fund of AmericaSM

1/1/2007 to 12/31/2007	$10.64	$10.82	2,103,852.4
1/1/2008 to 12/31/2008	$10.82	$9.34	1,820,222.9
1/1/2009 to 12/31/2009	$9.34	$10.56	1,624,784.0
1/1/2010 to 12/31/2010	$10.56	$11.14	722,672.1
1/1/2011 to 12/31/2011	$11.14	$11.67	270,677.1
1/1/2012 to 12/31/2012	$11.67	$12.16	218,539.7
1/1/2013 to 12/31/2013	$12.16	$11.714371	170,168.555
1/1/2014 to 12/31/2014	$11.714371	$12.159944	141,854.886
1/1/2015 to 12/31/2015	$12.159944	$11.985494	128,653.096
1/1/2016 to 12/31/2016	$11.985494	$12.109394	110,524.376

American Funds® – EuroPacific Growth Fund®

1/1/2007 to 12/31/2007	$16.15	$18.89	1,738,578.1
1/1/2008 to 12/31/2008	$18.89	$11.05	1,979,837.4
1/1/2009 to 12/31/2009	$11.05	$15.12	2,158,359.2
1/1/2010 to 12/31/2010	$15.12	$16.27	532,067.7
1/1/2011 to 12/31/2011	$16.27	$13.83	207,176.7
1/1/2012 to 12/31/2012	$13.83	$16.21	145,982.4
1/1/2013 to 12/31/2013	$16.21	$19.156261	133,979.213
1/1/2014 to 12/31/2014	$19.156261	$18.340163	144,161.723
1/1/2015 to 12/31/2015	$18.340163	$17.886268	93,088.682
1/1/2016 to 12/31/2016	$17.886268	$17.708833	80,817.180

American Funds® – Growth Fund of America®

1/1/2007 to 12/31/2007	$13.39	$14.61	1,990,020.1
1/1/2008 to 12/31/2008	$14.61	$8.76	2,719,634.5
1/1/2009 to 12/31/2009	$8.76	$11.59	1,484,736.5
1/1/2010 to 12/31/2010	$11.59	$12.81	1,243,021.9
1/1/2011 to 12/31/2011	$12.81	$11.99	468,523.7
1/1/2012 to 12/31/2012	$11.99	$14.21	403,301.6
1/1/2013 to 12/31/2013	$14.21	$18.703882	372,453.955
1/1/2014 to 12/31/2014	$18.703882	$20.096850	304,081.157
1/1/2015 to 12/31/2015	$20.096850	$20.822685	240,201.975
1/1/2016 to 12/31/2016	$20.822685	$22.199030	189,577.783

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

1/1/2007 to 12/31/2007	$12.89	$13.16	712,388.3
1/1/2008 to 12/31/2008	$13.16	$9.19	667,530.9
1/1/2009 to 12/31/2009	$9.19	$11.25	583,645.3
1/1/2010 to 12/31/2010	$11.25	$12.39	441,477.2
1/1/2011 to 12/31/2011	$12.39	$12.86	184,545.1
1/1/2012 to 12/31/2012	$12.86	$14.16	151,884.4
1/1/2013 to 12/31/2013	$14.16	$16.449287	145,098.390
1/1/2014 to 12/31/2014	$16.449287	$17.525947	126,852.539
1/1/2015 to 12/31/2015	$17.525947	$16.970390	104,307.127
1/1/2016 to 12/31/2016	$16.970390	$18.447431	90,544.257

American Funds® – Investment Company of America®

1/1/2007 to 12/31/2007	$12.84	$13.37	757,459.0
1/1/2008 to 12/31/2008	$13.37	$8.58	851,250.5
1/1/2009 to 12/31/2009	$8.58	$10.73	734,570.6
1/1/2010 to 12/31/2010	$10.73	$11.70	643,562.4
1/1/2011 to 12/31/2011	$11.70	$11.30	251,863.3
1/1/2012 to 12/31/2012	$11.30	$12.84	214,731.3
1/1/2013 to 12/31/2013	$12.84	$16.718583	197,569.957
1/1/2014 to 12/31/2014	$16.718583	$18.421410	148,549.084
1/1/2015 to 12/31/2015	$18.421410	$17.843060	114,090.268
1/1/2016 to 12/31/2016	$17.843060	$20.094458	93,113.199

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.86	0.0
1/1/2010 to 12/31/2010	$7.86	$8.95	0.0
1/1/2011 to 12/31/2011	$8.95	$8.53	0.0
1/1/2012 to 12/31/2012	$8.53	$9.24	0.0
1/1/2013 to 12/31/2013	$9.24	$11.858674	0.000
1/1/2014 to 12/31/2014	$11.858674	$12.888735	0.000
1/1/2015 to 12/31/2015	$12.888735	$13.111841	0.000
1/1/2016 to 12/31/2016	$13.111841	$13.798790	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

1/1/2007 to 12/31/2007	$13.25	$13.16	615,983.2
1/1/2008 to 12/31/2008	$13.16	$8.20	552,391.6
1/1/2009 to 12/31/2009	$8.20	$10.52	1,151,647.7
1/1/2010 to 12/31/2010	$10.52	$11.66	166,731.6
1/1/2011 to 12/31/2011	$11.66	$11.13	111,156.1
1/1/2012 to 12/31/2012	$11.13	$12.46	100,292.2
1/1/2013 to 12/31/2013	$12.46	$16.901642	99,639.977
1/1/2014 to 12/31/2014	$16.901642	$18.245073	105,699.998
1/1/2015 to 12/31/2015	$18.245073	$16.838445	564,786.779
1/1/2016 to 12/31/2016	$16.838445	$19.590793	366,815.200

BlackRock Capital Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$11.82	$13.94	973,826.1
1/1/2008 to 12/31/2008	$13.94	$8.34	1,191,091.8
1/1/2009 to 12/31/2009	$8.34	$11.20	1,210,743.4
1/1/2010 to 12/31/2010	$11.20	$13.14	1,594,542.2
1/1/2011 to 12/31/2011	$13.14	$11.75	1,978,757.6
1/1/2012 to 12/31/2012	$11.75	$13.17	1,524,305.2
1/1/2013 to 12/31/2013	$13.17	$17.327680	758,634.674
1/1/2014 to 12/31/2014	$17.327680	$18.467332	648,183.941
1/1/2015 to 12/31/2015	$18.467332	$19.410753	520,184.959
1/1/2016 to 12/31/2016	$19.410753	$19.024912	456,266.574

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.

1/1/2007 to 12/31/2007	$13.50	$15.49	1,152,248.0
1/1/2008 to 12/31/2008	$15.49	$12.11	1,475,106.5
1/1/2009 to 12/31/2009	$12.11	$14.49	1,402,489.5
1/1/2010 to 12/31/2010	$14.49	$15.65	1,402,592.0
1/1/2011 to 12/31/2011	$15.65	$14.83	1,386,542.6
1/1/2012 to 12/31/2012	$14.83	$16.05	1,308,280.1
1/1/2013 to 12/31/2013	$16.05	$18.062673	1,214,240.641
1/1/2014 to 12/31/2014	$18.062673	$18.100025	1,134,884.782
1/1/2015 to 12/31/2015	$18.100025	$17.616738	954,233.308
1/1/2016 to 12/31/2016	$17.616738	$17.978481	837,578.233

BlackRock Global Opportunities Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	26,080.4
1/1/2012 to 12/31/2012	$10.18	$11.47	22,611.0
1/1/2013 to 12/31/2013	$11.47	$14.653442	19,368.925
1/1/2014 to 12/31/2014	$14.653442	$13.746059	23,030.232
1/1/2015 to 12/31/2015	$13.746059	$13.569398	22,531.974
1/1/2016 to 12/31/2016	$13.569398	$13.744880	21,010.873

BlackRock Global SmallCap Fund, Inc.

1/1/2007 to 12/31/2007	$14.60	$16.71	41,703.5
1/1/2008 to 12/31/2008	$16.71	$10.23	34,919.7
1/1/2009 to 12/31/2009	$10.23	$13.56	31,441.7
1/1/2010 to 12/31/2010	$13.56	$15.78	26,627.4
1/1/2011 to 12/31/2011	$15.78	$13.87	23,474.2
1/1/2012 to 12/31/2012	$13.87	$15.90	20,081.3
1/1/2013 to 12/31/2013	$15.90	$21.175838	17,012.464
1/1/2014 to 12/31/2014	$21.175838	$20.946035	15,016.851
1/1/2015 to 12/31/2015	$20.946035	$19.398107	10,262.108
1/1/2016 to 12/31/2016	$19.398107	$20.533040	8,315.825

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.17	338,041.8
1/1/2012 to 12/31/2012	$10.17	$11.69	325,838.0
1/1/2013 to 12/31/2013	$11.69	$12.524359	639,043.617
1/1/2014 to 12/31/2014	$12.524359	$12.693658	552,873.708
1/1/2015 to 12/31/2015	$12.693658	$11.946786	500,863.758
1/1/2016 to 12/31/2016	$11.946786	$13.327772	427,001.190

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.18	50,521.0
1/1/2012 to 12/31/2012	$9.18	$10.32	54,509.1
1/1/2013 to 12/31/2013	$10.32	$12.410151	47,428.105
1/1/2014 to 12/31/2014	$12.410151	$11.513466	50,534.870
1/1/2015 to 12/31/2015	$11.513466	$10.935147	44,260.157
1/1/2016 to 12/31/2016	$10.935147	$10.792374	43,407.749

BlackRock International Index Fund

1/1/2007 to 12/31/2007	$15.73	$17.03	31,064.5
1/1/2008 to 12/31/2008	$17.03	$9.65	23,313.9
1/1/2009 to 12/31/2009	$9.65	$12.15	22,305.0
1/1/2010 to 12/31/2010	$12.15	$12.79	20,293.7
1/1/2011 to 12/31/2011	$12.79	$10.96	14,781.3
1/1/2012 to 12/31/2012	$10.96	$12.76	13,955.4
1/1/2013 to 12/31/2013	$12.76	$15.214867	11,915.662
1/1/2014 to 12/31/2014	$15.214867	$14.001024	10,506.822
1/1/2015 to 12/31/2015	$14.001024	$13.614500	9,810.402
1/1/2016 to 12/31/2016	$13.614500	$13.496863	7,064.658

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core Fund

1/1/2007 to 12/31/2007	$13.77	$14.21	186,298.4
1/1/2008 to 12/31/2008	$14.21	$8.74	229,474.6
1/1/2009 to 12/31/2009	$8.74	$10.35	243,633.1
1/1/2010 to 12/31/2010	$10.35	$11.31	212,233.7
1/1/2011 to 12/31/2011	$11.31	$11.12	173,105.3
1/1/2012 to 12/31/2012	$11.12	$12.49	156,098.8
1/1/2013 to 12/31/2013	$12.49	$16.402176	126,963.627
1/1/2014 to 12/31/2014	$16.402176	$18.013237	119,236.200
1/1/2015 to 12/31/2015	$18.013237	$17.731051	110,009.015
1/1/2016 to 12/31/2016	$17.731051	$19.190570	95,288.425

BlackRock Large Cap Growth Fund

1/1/2007 to 12/31/2007	$12.80	$13.60	46,876.8
1/1/2008 to 12/31/2008	$13.60	$8.44	60,205.9
1/1/2009 to 12/31/2009	$8.44	$10.87	1,191,383.9
1/1/2010 to 12/31/2010	$10.87	$11.97	116,251.7
1/1/2011 to 12/31/2011	$11.97	$11.79	81,035.8
1/1/2012 to 12/31/2012	$11.79	$13.28	80,052.8
1/1/2013 to 12/31/2013	$13.28	$17.373853	65,363.505
1/1/2014 to 12/31/2014	$17.373853	$19.491931	52,527.597
1/1/2015 to 12/31/2015	$19.491931	$19.605348	50,871.031
1/1/2016 to 12/31/2016	$19.605348	$20.741716	49,777.082

BlackRock Large Cap Value Fund

1/1/2007 to 12/31/2007	$14.22	$14.65	161,210.6
1/1/2008 to 12/31/2008	$14.65	$9.27	153,787.6
1/1/2009 to 12/31/2009	$9.27	$10.40	150,839.7
1/1/2010 to 12/31/2010	$10.40	$11.30	137,864.7
1/1/2011 to 12/31/2011	$11.30	$10.78	119,676.6
1/1/2012 to 12/31/2012	$10.78	$11.93	105,903.9
1/1/2013 to 12/31/2013	$11.93	$15.576761	88,138.499
1/1/2014 to 12/31/2014	$15.576761	$17.097545	66,122.926
1/1/2015 to 12/31/2015	$17.097545	$16.470087	61,258.838
1/1/2016 to 12/31/2016	$16.470087	$18.386034	52,849.140

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.91	7,057.7
1/1/2012 to 12/31/2012	$9.91	$10.22	6,638.7
1/1/2013 to 12/31/2013	$10.22	$10.154280	6,189.632
1/1/2014 to 12/31/2014	$10.154280	$10.106130	4,393.203
1/1/2015 to 12/31/2015	$10.106130	$9.988678	4,043.782
1/1/2016 to 12/31/2016	$9.988678	$9.988561	3,749.641

BlackRock Small Cap Index Fund

1/1/2007 to 12/31/2007	$13.34	$12.84	1,815.7
1/1/2008 to 12/31/2008	$12.84	$8.31	1,797.0
1/1/2009 to 12/31/2009	$8.31	$10.33	1,774.0
1/1/2010 to 12/31/2010	$10.33	$12.85	1,754.2
1/1/2011 to 12/31/2011	$12.85	$12.04	1,735.4
1/1/2012 to 12/31/2012	$12.04	$13.73	1,669.8
1/1/2013 to 12/31/2013	$13.73	$18.732740	1,653.334
1/1/2014 to 12/31/2014	$18.732740	$19.263112	1,638.013
1/1/2015 to 12/31/2015	$19.263112	$18.064970	1,605.699
1/1/2016 to 12/31/2016	$18.064970	$21.508685	675.617

BlackRock S&P 500 Index Fund

4/19/2013 to 12/31/2013	$10.00	$11.889022	187,023.854
1/1/2014 to 12/31/2014	$11.889022	$13.244098	195,719.371
1/1/2015 to 12/31/2015	$13.244098	$13.160935	127,118.522
1/1/2016 to 12/31/2016	$13.160935	$14.442900	111,560.057

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Portfolio

1/1/2007 to 12/31/2007	$10.29	$10.57	102,538.7
1/1/2008 to 12/31/2008	$10.57	$9.20	98,769.5
1/1/2009 to 12/31/2009	$9.20	$10.49	92,853.7
1/1/2010 to 12/31/2010	$10.49	$11.32	86,236.8
1/1/2011 to 12/31/2011	$11.32	$11.62	77,032.5
1/1/2012 to 12/31/2012	$11.62	$12.54	71,400.3
1/1/2013 to 12/31/2013	$12.54	$12.267960	58,583.783
1/1/2014 to 12/31/2014	$12.267960	$13.001119	54,957.095
1/1/2015 to 12/31/2015	$13.001119	$12.791499	747,576.606
1/1/2016 to 12/31/2016	$12.791499	$12.984482	904,902.848

BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.28	87,813.7
1/1/2012 to 12/31/2012	$10.28	$10.36	76,634.9
1/1/2013 to 12/31/2013	$10.36	$9.931237	66,543.298
1/1/2014 to 12/31/2014	$9.931237	$10.290469	57,963.253
1/1/2015 to 12/31/2015	$10.290469	$10.147961	47,133.050
1/1/2016 to 12/31/2016	$10.147961	$10.103624	63,102.474

BlackRock Value Opportunities Fund, Inc.

1/1/2007 to 12/31/2007	$13.12	$12.73	24,221.7
1/1/2008 to 12/31/2008	$12.73	$7.36	20,231.1
1/1/2009 to 12/31/2009	$7.36	$9.24	13,952.3
1/1/2010 to 12/31/2010	$9.24	$11.65	11,437.8
1/1/2011 to 12/31/2011	$11.65	$11.14	18,016.3
1/1/2012 to 12/31/2012	$11.14	$12.41	16,000.4
1/1/2013 to 12/31/2013	$12.41	$17.382175	13,926.505
1/1/2014 to 12/31/2014	$17.382175	$17.909101	14,508.578
1/1/2015 to 12/31/2015	$17.909101	$16.394097	12,918.092
1/1/2016 to 12/31/2016	$16.394097	$19.901962	9,957.334

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

1/1/2007 to 12/31/2007	$15.03	$11.77	341,383.2
1/1/2008 to 12/31/2008	$11.77	$7.40	45,381.4
1/1/2009 to 12/31/2009	$7.40	$10.01	38,447.0
1/1/2010 to 12/31/2010	$10.01	$12.47	31,578.9
1/1/2011 to 12/31/2011	$12.47	$13.01	25,336.2
1/1/2012 to 12/31/2012	$13.01	$14.98	23,270.7
1/1/2013 to 12/31/2013	$14.98	$15.385483	19,411.562
1/1/2014 to 12/31/2014	$15.385483	$19.996388	17,107.996
1/1/2015 to 12/31/2015	$19.996388	$21.114745	13,578.390
1/1/2016 to 12/31/2016	$21.114745	$22.380584	11,985.126

Columbia Acorn International Fund

5/1/2007 to 12/31/2007	$10.65	$11.27	26,412.6
1/1/2008 to 12/31/2008	$11.27	$5.98	42,874.3
1/1/2009 to 12/31/2009	$5.98	$8.84	46,181.8
1/1/2010 to 12/31/2010	$8.84	$10.63	742,254.8
1/1/2011 to 12/31/2011	$10.63	$8.96	890,772.6
1/1/2012 to 12/31/2012	$8.96	$10.68	819,215.1
1/1/2013 to 12/31/2013	$10.68	$12.813325	967,045.453
1/1/2014 to 12/31/2014	$12.813325	$12.026730	861,324.558
1/1/2015 to 12/31/2015	$12.026730	$11.641299	791,869.383
1/1/2016 to 12/31/2016	$11.641299	$11.164405	680,830.498

Columbia Acorn USA

1/1/2007 to 12/31/2007	$13.38	$13.58	149,121.2
1/1/2008 to 12/31/2008	$13.58	$8.10	344,052.9
1/1/2009 to 12/31/2009	$8.10	$11.24	291,496.5
1/1/2010 to 12/31/2010	$11.24	$13.57	277,878.8
1/1/2011 to 12/31/2011	$13.57	$12.66	273,105.4
1/1/2012 to 12/31/2012	$12.66	$14.78	238,408.1
1/1/2013 to 12/31/2013	$14.78	$19.234523	291,972.597
1/1/2014 to 12/31/2014	$19.234523	$19.553832	268,657.065
1/1/2015 to 12/31/2015	$19.553832	$18.926609	73,607.694
1/1/2016 to 12/31/2016	$18.926609	$20.981742	57,111.537

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965209	$10.063938	163,889.556

Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.64	4,012.7
1/1/2012 to 12/31/2012	$8.64	$9.41	4,096.9
1/1/2013 to 12/31/2013	$9.41	$12.117388	13,506.188
1/1/2014 to 12/31/2014	$12.117388	$12.750552	3,884.737
1/1/2015 to 12/31/2015	$12.750552	$13.170149	3,722.254
1/1/2016 to 12/31/2016	$13.170149	$13.197525	3,164.132

Davis New York Venture Fund, Inc.

1/1/2007 to 12/31/2007	$13.37	$13.80	553,353.4
1/1/2008 to 12/31/2008	$13.80	$8.14	587,024.6
1/1/2009 to 12/31/2009	$8.14	$10.57	1,556,499.0
1/1/2010 to 12/31/2010	$10.57	$11.66	517,347.4
1/1/2011 to 12/31/2011	$11.66	$10.93	373,530.1
1/1/2012 to 12/31/2012	$10.93	$12.11	347,426.7
1/1/2013 to 12/31/2013	$12.11	$16.033825	300,629.906
1/1/2014 to 12/31/2014	$16.033825	$16.804315	257,078.316
1/1/2015 to 12/31/2015	$16.804315	$17.020550	212,676.565
1/1/2016 to 12/31/2016	$17.020550	$18.793491	178,595.984

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.31	42,788.9
1/1/2011 to 12/31/2011	$11.31	$12.02	28,909.9
1/1/2012 to 12/31/2012	$12.02	$13.05	29,001.2
1/1/2013 to 12/31/2013	$13.05	$18.072514	24,231.391
1/1/2014 to 12/31/2014	$18.072514	$18.275691	19,997.836
1/1/2015 to 12/31/2015	$18.275691	$19.244764	16,751.743
1/1/2016 to 12/31/2016	$19.244764	$18.111310	15,543.275

Dreyfus Appreciation Fund, Inc.

1/1/2007 to 12/31/2007	$12.51	$13.11	805,068.9
1/1/2008 to 12/31/2008	$13.11	$8.72	989,896.5
1/1/2009 to 12/31/2009	$8.72	$10.38	31,120.8
1/1/2010 to 12/31/2010	$10.38	$11.77	748,757.7
1/1/2011 to 12/31/2011	$11.77	$12.47	890,389.1
1/1/2012 to 12/31/2012	$12.47	$13.51	689,718.2
1/1/2013 to 12/31/2013	$13.51	$16.139104	479,884.706
1/1/2014 to 12/31/2014	$16.139104	$17.187945	407,202.641
1/1/2015 to 12/31/2015	$17.187945	$16.481548	272,803.967
1/1/2016 to 12/31/2016	$16.481548	$17.385344	200,668.579

Eaton Vance Floating-Rate Fund

1/1/2007 to 12/31/2007	$10.81	$10.82	74,073.5
1/1/2008 to 12/31/2008	$10.82	$7.40	45,248.4
1/1/2009 to 12/31/2009	$7.40	$10.64	45,604.2
1/1/2010 to 12/31/2010	$10.64	$11.44	38,387.3
1/1/2011 to 12/31/2011	$11.44	$11.49	39,875.7
1/1/2012 to 12/31/2012	$11.49	$12.22	34,481.8
1/1/2013 to 12/31/2013	$12.22	$12.564360	44,523.559
1/1/2014 to 12/31/2014	$12.564360	$12.404478	50,211.912
1/1/2015 to 12/31/2015	$12.404478	$11.967990	42,016.963
1/1/2016 to 12/31/2016	$11.967990	$13.059875	37,636.910

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund

5/1/2007 to 12/31/2007	$10.58	$10.78	604,064.1
1/1/2008 to 12/31/2008	$10.78	$6.95	546,425.1
1/1/2009 to 12/31/2009	$6.95	$8.00	1,333,495.2
1/1/2010 to 12/31/2010	$8.00	$8.66	2,057,691.7
1/1/2011 to 12/31/2011	$8.66	$8.14	2,025,353.5
1/1/2012 to 12/31/2012	$8.14	$9.27	1,372,175.7
1/1/2013 to 12/31/2013	$9.27	$11.788217	1,156,640.062
1/1/2014 to 12/31/2014	$11.788217	$12.866168	85,887.335
1/1/2015 to 12/31/2015	$12.866168	$12.518881	84,456.882
1/1/2016 to 12/31/2016	$12.518881	$13.492356	73,714.041

Federated Equity Income Fund, Inc.

4/19/2013 to 12/31/2013	$10.00	$11.906670	13,464.603
1/1/2014 to 12/31/2014	$11.906670	$12.641800	19,064.126
1/1/2015 to 12/31/2015	$12.641800	$11.759711	13,867.663
1/1/2016 to 12/31/2016	$11.759711	$12.666038	17,629.552

Federated Kaufmann Fund

1/1/2007 to 12/31/2007	$14.02	$16.74	37,664.9
1/1/2008 to 12/31/2008	$16.74	$9.51	273,568.2
1/1/2009 to 12/31/2009	$9.51	$12.13	252,516.5
1/1/2010 to 12/31/2010	$12.13	$14.15	100,004.2
1/1/2011 to 12/31/2011	$14.15	$12.02	70,041.0
1/1/2012 to 12/31/2012	$12.02	$13.88	60,746.7
1/1/2013 to 12/31/2013	$13.88	$19.153916	52,864.523
1/1/2014 to 12/31/2014	$19.153916	$20.564730	42,613.033
1/1/2015 to 12/31/2015	$20.564730	$21.436315	33,818.220
1/1/2016 to 12/31/2016	$21.436315	$21.734324	28,192.865

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Fidelity® Advisor Equity Growth Fund

1/1/2007 to 12/31/2007	$11.72	$14.56	3,274.7
1/1/2008 to 12/31/2008	$14.56	$7.60	3,037.8
1/1/2009 to 12/31/2009	$7.60	$9.56	2,563.4
1/1/2010 to 12/31/2010	$9.56	$11.62	2,296.6
1/1/2011 to 12/31/2011	$11.62	$11.43	2,166.4
1/1/2012 to 12/31/2012	$11.43	$12.83	1,914.5
1/1/2013 to 12/31/2013	$12.83	$17.122343	1,806.165
1/1/2014 to 12/31/2014	$17.122343	$18.678019	1,711.214
1/1/2015 to 12/31/2015	$18.678019	$19.610576	1,616.628
1/1/2016 to 12/31/2016	$19.610576	$19.347365	1,499.906

Invesco Comstock Fund

1/1/2007 to 12/31/2007	$12.75	$12.30	148,594.4
1/1/2008 to 12/31/2008	$12.30	$7.76	137,574.1
1/1/2009 to 12/31/2009	$7.76	$9.88	130,286.8
1/1/2010 to 12/31/2010	$9.88	$11.24	1,592,191.8
1/1/2011 to 12/31/2011	$11.24	$10.84	1,959,343.3
1/1/2012 to 12/31/2012	$10.84	$12.67	1,395,337.6
1/1/2013 to 12/31/2013	$12.67	$16.857928	1,340,362.195
1/1/2014 to 12/31/2014	$16.857928	$18.094642	924,604.376
1/1/2015 to 12/31/2015	$18.094642	$16.742121	602,546.632
1/1/2016 to 12/31/2016	$16.742121	$19.405500	416,456.114

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Mid Cap Core Equity Fund

1/1/2007 to 12/31/2007	$12.45	$13.45	56,038.5
1/1/2008 to 12/31/2008	$13.45	$9.60	69,460.9
1/1/2009 to 12/31/2009	$9.60	$12.29	331,790.3
1/1/2010 to 12/31/2010	$12.29	$13.60	90,103.7
1/1/2011 to 12/31/2011	$13.60	$12.55	76,110.2
1/1/2012 to 12/31/2012	$12.55	$13.62	76,953.1
1/1/2013 to 12/31/2013	$13.62	$17.312861	79,960.380
1/1/2014 to 12/31/2014	$17.312861	$17.797115	74,705.704
1/1/2015 to 12/31/2015	$17.797115	$16.747153	69,910.522
1/1/2016 to 12/31/2016	$16.747153	$18.451228	58,720.090

Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	117,087.8
1/1/2012 to 12/31/2012	$0.91	$1.06	96,148.3
1/1/2013 to 12/31/2013	$1.06	$1.379012	135,846.569
1/1/2014 to 12/31/2014	$1.379012	$1.446128	129,167.032
1/1/2015 to 12/31/2015	$1.446128	$1.274125	127,063.662
1/1/2016 to 12/31/2016	$1.274125	$1.479019	114,566.804

Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.92	$12.71	173,248.1
1/1/2010 to 12/31/2010	$12.71	$15.69	40,386.1
1/1/2011 to 12/31/2011	$15.69	$15.14	28,434.6
1/1/2012 to 12/31/2012	$15.14	$17.47	27,385.5
1/1/2013 to 12/31/2013	$17.47	$22.410359	24,561.895
1/1/2014 to 12/31/2014	$22.410359	$24.609293	24,467.443
1/1/2015 to 12/31/2015	$24.609293	$24.955605	285,369.633
1/1/2016 to 12/31/2016	$24.955605	$27.410740	328,327.584

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Forty Fund

7/6/2009 to 12/31/2009	$7.35	$10.40	1,458,648.0
1/1/2010 to 12/31/2010	$10.40	$10.82	203,822.8
1/1/2011 to 12/31/2011	$10.82	$9.89	132,777.4
1/1/2012 to 12/31/2012	$9.89	$12.04	104,314.1
1/1/2013 to 12/31/2013	$12.04	$15.604011	93,846.841
1/1/2014 to 12/31/2014	$15.604011	$16.656212	81,549.913
1/1/2015 to 12/31/2015	$16.656212	$18.324868	63,614.907
1/1/2016 to 12/31/2016	$18.324868	$18.393766	58,276.976

JPMorgan Multi-Capital Market Neutral Fund

1/1/2007 to 12/31/2007	$10.52	$10.06	35,933.8
1/1/2008 to 12/31/2008	$10.06	$9.86	22,911.6
1/1/2009 to 12/31/2009	$9.86	$9.67	24,291.4
1/1/2010 to 12/31/2010	$9.67	$9.08	21,894.9
1/1/2011 to 12/31/2011	$9.08	$8.89	23,547.8
1/1/2012 to 12/31/2012	$8.89	$8.75	24,521.2
1/1/2013 to 12/31/2013	$8.75	$8.955939	25,178.856
1/1/2014 to 12/31/2014	$8.955939	$8.933571	23,819.833
1/1/2015 to 12/31/2015	$8.933571	$8.892072	22,227.456
1/1/2016 to 12/31/2016	$8.892072	$8.626778	14,333.539

JPMorgan Small Cap Growth Fund

5/1/2007 to 12/31/2007	$10.19	$10.93	24,983.4
1/1/2008 to 12/31/2008	$10.93	$6.10	31,758.2
1/1/2009 to 12/31/2009	$6.10	$8.32	39,043.6
1/1/2010 to 12/31/2010	$8.32	$10.95	36,459.7
1/1/2011 to 12/31/2011	$10.95	$10.39	31,705.7
1/1/2012 to 12/31/2012	$10.39	$11.47	29,384.0
1/1/2013 to 12/31/2013	$11.47	$16.688312	34,161.256
1/1/2014 to 12/31/2014	$16.688312	$16.379520	32,645.396
1/1/2015 to 12/31/2015	$16.379520	$15.764910	27,780.310
1/1/2016 to 12/31/2016	$15.764910	$16.716762	25,221.104

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.

1/1/2007 to 12/31/2007	$12.98	$13.23	528,325.4
1/1/2008 to 12/31/2008	$13.23	$8.18	491,944.8
1/1/2009 to 12/31/2009	$8.18	$9.61	54,537.3
1/1/2010 to 12/31/2010	$9.61	$10.80	61,042.2
1/1/2011 to 12/31/2011	$10.80	$9.80	58,114.5
1/1/2012 to 12/31/2012	$9.80	$11.17	51,071.3
1/1/2013 to 12/31/2013	$11.17	$14.516087	43,563.050
1/1/2014 to 12/31/2014	$14.516087	$16.001662	39,979.249
1/1/2015 to 12/31/2015	$16.001662	$15.078285	30,300.703
1/1/2016 to 12/31/2016	$15.078285	$17.404191	26,042.064

Lord Abbett Bond-Debenture Fund, Inc.

1/1/2007 to 12/31/2007	$11.21	$11.62	160,561.9
1/1/2008 to 12/31/2008	$11.62	$9.11	153,114.0
1/1/2009 to 12/31/2009	$9.11	$12.14	153,419.7
1/1/2010 to 12/31/2010	$12.14	$13.50	135,435.5
1/1/2011 to 12/31/2011	$13.50	$13.79	108,041.4
1/1/2012 to 12/31/2012	$13.79	$15.36	108,348.1
1/1/2013 to 12/31/2013	$15.36	$16.287742	115,531.228
1/1/2014 to 12/31/2014	$16.287742	$16.743809	110,524.246
1/1/2015 to 12/31/2015	$16.743809	$16.182523	85,430.566
1/1/2016 to 12/31/2016	$16.182523	$17.884662	74,914.457

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Mid Cap Stock Fund, Inc.

1/1/2007 to 12/31/2007	$13.25	$13.11	412,741.0
1/1/2008 to 12/31/2008	$13.11	$7.81	226,472.0
1/1/2009 to 12/31/2009	$7.81	$9.73	192,421.0
1/1/2010 to 12/31/2010	$9.73	$12.01	165,196.3
1/1/2011 to 12/31/2011	$12.01	$11.35	134,946.7
1/1/2012 to 12/31/2012	$11.35	$12.79	119,199.8
1/1/2013 to 12/31/2013	$12.79	$16.388642	106,316.383
1/1/2014 to 12/31/2014	$16.388642	$17.990679	92,306.962
1/1/2015 to 12/31/2015	$17.990679	$17.067408	75,391.918
1/1/2016 to 12/31/2016	$17.067408	$19.577990	71,229.452

Oppenheimer Capital Appreciation Fund

1/1/2007 to 12/31/2007	$11.76	$13.16	32,897.6
1/1/2008 to 12/31/2008	$13.16	$7.00	38,943.3
1/1/2009 to 12/31/2009	$7.00	$9.89	44,151.7
1/1/2010 to 12/31/2010	$9.89	$10.62	33,181.9
1/1/2011 to 12/31/2011	$10.62	$10.28	35,182.6
1/1/2012 to 12/31/2012	$10.28	$11.50	38,023.4
1/1/2013 to 12/31/2013	$11.50	$14.614937	34,506.339
1/1/2014 to 12/31/2014	$14.614937	$16.541684	35,835.686
1/1/2015 to 12/31/2015	$16.541684	$16.794211	24,618.198
1/1/2016 to 12/31/2016	$16.794211	$16.133289	21,332.078

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®

1/1/2007 to 12/31/2007	$12.74	$13.06	36,224.0
1/1/2008 to 12/31/2008	$13.06	$7.87	41,918.6
1/1/2009 to 12/31/2009	$7.87	$9.96	34,385.2
1/1/2010 to 12/31/2010	$9.96	$11.35	31,629.6
1/1/2011 to 12/31/2011	$11.35	$11.14	28,170.9
1/1/2012 to 12/31/2012	$11.14	$12.77	31,438.2
1/1/2013 to 12/31/2013	$12.77	$16.523636	24,060.053
1/1/2014 to 12/31/2014	$16.523636	$17.953400	26,163.708
1/1/2015 to 12/31/2015	$17.953400	$18.209467	25,363.192
1/1/2016 to 12/31/2016	$18.209467	$19.957166	27,475.765

Oppenheimer Main Street Mid Cap Fund®

1/1/2007 to 12/31/2007	$13.92	$13.48	57,163.5
1/1/2008 to 12/31/2008	$13.48	$8.18	51,400.5
1/1/2009 to 12/31/2009	$8.18	$11.02	39,871.9
1/1/2010 to 12/31/2010	$11.02	$13.35	28,652.5
1/1/2011 to 12/31/2011	$13.35	$12.79	25,678.3
1/1/2012 to 12/31/2012	$12.79	$14.69	29,682.4
1/1/2013 to 12/31/2013	$14.69	$19.274671	29,591.489
1/1/2014 to 12/31/2014	$19.274671	$21.286179	28,160.352
1/1/2015 to 12/31/2015	$21.286179	$19.426043	23,802.992
1/1/2016 to 12/31/2016	$19.426043	$21.672998	13,816.783

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy Fund

1/1/2007 to 12/31/2007	$10.86	$13.16	650,795.3
1/1/2008 to 12/31/2008	$13.16	$7.28	529,436.5
1/1/2009 to 12/31/2009	$7.28	$9.99	397,119.6
1/1/2010 to 12/31/2010	$9.99	$12.14	348,697.3
1/1/2011 to 12/31/2011	$12.14	$10.98	351,126.2
1/1/2012 to 12/31/2012	$10.98	$11.32	359,036.0
1/1/2013 to 12/31/2013	$11.32	$9.461646	416,554.471
1/1/2014 to 12/31/2014	$9.461646	$7.580625	395,563.147
1/1/2015 to 12/31/2015	$7.580625	$5.511841	481,963.752
1/1/2016 to 12/31/2016	$5.511841	$6.188111	408,480.639

PIMCO Low Duration Fund

5/1/2007 to 12/31/2007	$10.02	$10.49	25,076.2
1/1/2008 to 12/31/2008	$10.49	$10.15	35,076.1
1/1/2009 to 12/31/2009	$10.15	$11.27	49,496.5
1/1/2010 to 12/31/2010	$11.27	$11.59	621,846.3
1/1/2011 to 12/31/2011	$11.59	$11.56	633,097.0
1/1/2012 to 12/31/2012	$11.56	$12.03	1,133,186.9
1/1/2013 to 12/31/2013	$12.03	$11.806751	1,662,933.652
1/1/2014 to 12/31/2014	$11.806751	$11.664057	1,438,005.081
1/1/2015 to 12/31/2015	$11.664057	$11.510477	1,241,008.304
1/1/2016 to 12/31/2016	$11.510477	$11.500221	1,119,663.615

PIMCO Real Return Fund

1/1/2007 to 12/31/2007	$10.11	$11.05	926,139.6
1/1/2008 to 12/31/2008	$11.05	$10.12	1,049,299.0
1/1/2009 to 12/31/2009	$10.12	$11.79	668,436.4
1/1/2010 to 12/31/2010	$11.79	$12.45	819,056.3
1/1/2011 to 12/31/2011	$12.45	$13.61	780,940.3
1/1/2012 to 12/31/2012	$13.61	$14.57	1,061,831.5
1/1/2013 to 12/31/2013	$14.57	$12.984584	995,622.628
1/1/2014 to 12/31/2014	$12.984584	$13.155733	841,994.084
1/1/2015 to 12/31/2015	$13.155733	$12.533990	754,880.707
1/1/2016 to 12/31/2016	$12.533990	$12.899421	663,495.339

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Total Return Fund

1/1/2007 to 12/31/2007	$10.34	$11.05	3,140,564.5
1/1/2008 to 12/31/2008	$11.05	$11.34	4,300,333.6
1/1/2009 to 12/31/2009	$11.34	$12.64	3,658,087.7
1/1/2010 to 12/31/2010	$12.64	$13.48	3,121,998.8
1/1/2011 to 12/31/2011	$13.48	$13.76	2,862,815.6
1/1/2012 to 12/31/2012	$13.76	$14.88	3,501,949.8
1/1/2013 to 12/31/2013	$14.88	$14.296293	2,921,627.497
1/1/2014 to 12/31/2014	$14.296293	$14.664634	2,475,715.007
1/1/2015 to 12/31/2015	$14.664634	$14.473568	1,491,400.183
1/1/2016 to 12/31/2016	$14.473568	$14.550890	1,049,513.999

Pioneer Emerging Markets Fund

1/1/2007 to 12/31/2007	$11.90	$16.62	121,790.1
1/1/2008 to 12/31/2008	$16.62	$6.70	171,929.2
1/1/2009 to 12/31/2009	$6.70	$11.43	400,185.2
1/1/2010 to 12/31/2010	$11.43	$13.07	149,860.3
1/1/2011 to 12/31/2011	$13.07	$9.74	142,890.4
1/1/2012 to 12/31/2012	$9.74	$10.66	137,841.1
1/1/2013 to 12/31/2013	$10.66	$10.260333	145,130.075
1/1/2014 to 12/31/2014	$10.260333	$8.740731	147,861.943
1/1/2015 to 12/31/2015	$8.740731	$7.178319	129,853.972
1/1/2016 to 12/31/2016	$7.178319	$7.563898	124,620.296

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Fund

1/1/2007 to 12/31/2007	$13.09	$13.48	54,915.2
1/1/2008 to 12/31/2008	$13.48	$8.70	52,868.1
1/1/2009 to 12/31/2009	$8.70	$10.63	46,135.2
1/1/2010 to 12/31/2010	$10.63	$12.10	77,201.8
1/1/2011 to 12/31/2011	$12.10	$11.36	45,600.9
1/1/2012 to 12/31/2012	$11.36	$12.28	38,321.7
1/1/2013 to 12/31/2013	$12.28	$16.075048	37,002.628
1/1/2014 to 12/31/2014	$16.075048	$17.530894	30,699.226
1/1/2015 to 12/31/2015	$17.530894	$17.170106	29,518.996
1/1/2016 to 12/31/2016	$17.170106	$18.510901	27,696.530

Pioneer High Yield Fund

1/1/2007 to 12/31/2007	$11.29	$11.88	60,725.4
1/1/2008 to 12/31/2008	$11.88	$7.35	59,035.3
1/1/2009 to 12/31/2009	$7.35	$11.73	233,695.9
1/1/2010 to 12/31/2010	$11.73	$13.57	63,014.5
1/1/2011 to 12/31/2011	$13.57	$13.12	60,996.5
1/1/2012 to 12/31/2012	$13.12	$14.85	58,924.3
1/1/2013 to 12/31/2013	$14.85	$16.403017	63,413.554
1/1/2014 to 12/31/2014	$16.403017	$16.106075	56,963.317
1/1/2015 to 12/31/2015	$16.106075	$15.068053	48,152.426
1/1/2016 to 12/31/2016	$15.068053	$16.917801	40,514.079

Pioneer Real Estate Shares Fund

5/1/2008 to 12/31/2008	$11.57	$6.31	226,775.7
1/1/2009 to 12/31/2009	$6.31	$8.08	218,817.0
1/1/2010 to 12/31/2010	$8.08	$10.20	24,994.8
1/1/2011 to 12/31/2011	$10.20	$10.93	50,696.6
1/1/2012 to 12/31/2012	$10.93	$12.44	49,308.1
1/1/2013 to 12/31/2013	$12.44	$12.375531	55,226.403
1/1/2014 to 12/31/2014	$12.375531	$15.779686	50,508.425
1/1/2015 to 12/31/2015	$15.779686	$16.183422	42,801.622
1/1/2016 to 12/31/2016	$16.183422	$16.890681	41,134.288

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.32	7,834.9
1/1/2010 to 12/31/2010	$11.32	$13.31	6,256.2
1/1/2011 to 12/31/2011	$13.31	$12.77	9,375.5
1/1/2012 to 12/31/2012	$12.77	$13.39	9,367.5
1/1/2013 to 12/31/2013	$13.39	$19.014522	9,583.099
1/1/2014 to 12/31/2014	$19.014522	$20.394124	8,534.757
1/1/2015 to 12/31/2015	$20.394124	$20.336216	6,841.300
1/1/2016 to 12/31/2016	$20.336216	$20.700626	5,564.565

Ready Assets Government Liquidity Fund

1/1/2007 to 12/31/2007	$10.36	$10.68	675,127.1
1/1/2008 to 12/31/2008	$10.68	$10.78	339,927.3
1/1/2009 to 12/31/2009	$10.78	$10.63	299,817.9
1/1/2010 to 12/31/2010	$10.63	$10.46	222,533.1
1/1/2011 to 12/31/2011	$10.46	$10.29	159,607.8
1/1/2012 to 12/31/2012	$10.29	$10.12	151,376.3
1/1/2013 to 12/31/2013	$10.12	$9.952900	119,555.849
1/1/2014 to 12/31/2014	$9.952900	$9.790661	107,679.853
1/1/2015 to 12/31/2015	$9.790661	$9.630724	97,224.129
1/1/2016 to 12/31/2016	$9.630724	$9.473657	91,469.475

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Dividend Focused

2/05/2014 to 12/31/2014	$10.007902	$11.364837	1,283,568.944
1/1/2015 to 12/31/2015	$11.364837	$10.849195	739,704.820
1/1/2016 to 12/31/2016	$10.849195	$12.232831	1,153,735.772

TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	9,131.9
1/1/2010 to 12/31/2010	$1.02	$1.12	42,718.0
1/1/2011 to 12/31/2011	$1.12	$1.15	38,518.7
1/1/2012 to 12/31/2012	$1.15	$1.27	100,636.2
1/1/2013 to 12/31/2013	$1.27	$1.290956	82,820.649
1/1/2014 to 12/31/2014	$1.290956	$1.317292	92,889.342
1/1/2015 to 12/31/2015	$1.317292	$1.286332	26,415.002
1/1/2016 to 12/31/2016	$1.286332	$1.337514	71,159.842

TA Multi-Cap Growth

5/1/2008 to 12/31/2008	$10.65	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.94	0.0
1/1/2010 to 12/31/2010	$8.94	$11.85	670,849.5
1/1/2011 to 12/31/2011	$11.85	$10.53	738,842.3
1/1/2012 to 12/31/2012	$10.53	$11.25	754,224.4
1/1/2013 to 12/31/2013	$11.25	$15.276762	617,563.100
1/1/2014 to 12/31/2014	$15.276762	$14.894721	555,546.840
1/1/2015 to 12/31/2015	$14.894721	$13.801244	243,704.918
1/1/2016 to 12/31/2016	$13.801244	$12.038216	44,104.716

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Small/Mid Cap Value

5/1/2008 to 12/31/2008	$10.38	$6.31	1,052.9
1/1/2009 to 12/31/2009	$6.31	$8.85	9,921.1
1/1/2010 to 12/31/2010	$8.85	$11.26	235,877.4
1/1/2011 to 12/31/2011	$11.26	$10.72	271,977.8
1/1/2012 to 12/31/2012	$10.72	$12.20	239,211.4
1/1/2013 to 12/31/2013	$12.20	$16.313159	867,498.774
1/1/2014 to 12/31/2014	$16.313159	$16.776057	755,707.768
1/1/2015 to 12/31/2015	$16.776057	$15.974522	651,134.666
1/1/2016 to 12/31/2016	$15.974522	$18.972997	544,314.595

TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.02	1,984,654.1
1/1/2013 to 12/31/2013	$10.02	$12.994474	1,161,173.153
1/1/2014 to 12/31/2014	$12.994474	$14.129124	968,937.845
1/1/2015 to 12/31/2015	$14.129124	$14.779575	754,100.955
1/1/2016 to 12/31/2016	$14.779575	$14.882590	668,613.188

Templeton Foreign Fund

1/1/2007 to 12/31/2007	$14.59	$16.82	173,777.2
1/1/2008 to 12/31/2008	$16.82	$8.92	201,571.5
1/1/2009 to 12/31/2009	$8.92	$13.14	170,527.0
1/1/2010 to 12/31/2010	$13.14	$14.02	1,979,594.0
1/1/2011 to 12/31/2011	$14.02	$12.04	1,977,925.5
1/1/2012 to 12/31/2012	$12.04	$14.04	1,607,448.3
1/1/2013 to 12/31/2013	$14.04	$17.563709	1,478,249.609
1/1/2014 to 12/31/2014	$17.563709	$15.410135	1,341,181.128
1/1/2015 to 12/31/2015	$15.410135	$14.083171	1,472,483.071
1/1/2016 to 12/31/2016	$14.083171	$15.464664	1,104,472.335

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.

1/1/2007 to 12/31/2007	$14.25	$14.33	170,774.4
1/1/2008 to 12/31/2008	$14.33	$7.96	178,682.6
1/1/2009 to 12/31/2009	$7.96	$10.25	156,692.9
1/1/2010 to 12/31/2010	$10.25	$10.84	150,097.6
1/1/2011 to 12/31/2011	$10.84	$9.99	144,816.4
1/1/2012 to 12/31/2012	$9.99	$11.94	124,555.2
1/1/2013 to 12/31/2013	$11.94	$15.282544	103,077.459
1/1/2014 to 12/31/2014	$15.282544	$14.744553	81,964.494
1/1/2015 to 12/31/2015	$14.744553	$13.566403	56,657.229
1/1/2016 to 12/31/2016	$13.566403	$14.554462	57,624.497

Class XC

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AB Discovery Value Fund

6/23/2008 to 12/31/2008	$12.71	$8.50	8,222.7
1/1/2009 to 12/31/2009	$8.50	$11.84	2,967.7
1/1/2010 to 12/31/2010	$11.84	$14.73	4,239.2
1/1/2011 to 12/31/2011	$14.73	$13.26	11,623.9
1/1/2012 to 12/31/2012	$13.26	$15.38	13,616.6
1/1/2013 to 12/31/2013	$15.38	$20.737522	11,793.213
1/1/2014 to 12/31/2014	$20.737522	$22.133185	9,713.010
1/1/2015 to 12/31/2015	$22.133185	$20.467599	8,734.897
1/1/2016 to 12/31/2016	$20.467599	$25.016815	5,917.247

AB International Value Fund

6/23/2008 to 12/31/2008	$8.95	$4.74	10,231.6
1/1/2009 to 12/31/2009	$4.74	$6.25	26,558.4
1/1/2010 to 12/31/2010	$6.25	$6.35	29,222.2
1/1/2011 to 12/31/2011	$6.35	$4.98	3,792.0
1/1/2012 to 12/31/2012	$4.98	$5.59	1,283.5
1/1/2013 to 12/31/2013	$5.59	$6.707661	8,279.704
1/1/2014 to 12/31/2014	$6.707661	$6.159110	7,951.416
1/1/2015 to 12/31/2015	$6.159110	$6.204961	10,936.156
1/1/2016 to 12/31/2016	$6.204961	$6.038198	11,295.335

AB Value Fund

6/23/2008 to 12/31/2008	$10.53	$7.19	0.0
1/1/2009 to 12/31/2009	$7.19	$8.41	0.0
1/1/2010 to 12/31/2010	$8.41	$9.21	0.0
1/1/2011 to 12/31/2011	$9.21	$8.69	0.0
1/1/2012 to 12/31/2012	$8.69	$9.81	0.0
1/1/2013 to 12/31/2013	$9.81	$13.078587	0.000
1/1/2014 to 12/31/2014	$13.078587	$14.338229	0.000
1/1/2015 to 12/31/2015	$14.338229	$13.010901	0.000
1/1/2016 to 12/31/2016	$13.010901	$14.187217	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Dividend Value Fund

6/23/2008 to 12/31/2008	$9.33	$6.41	14,361.2
1/1/2009 to 12/31/2009	$6.41	$7.11	41,416.5
1/1/2010 to 12/31/2010	$7.11	$7.91	28,663.0
1/1/2011 to 12/31/2011	$7.91	$8.01	28,982.0
1/1/2012 to 12/31/2012	$8.01	$8.97	44,050.7
1/1/2013 to 12/31/2013	$8.97	$11.336056	30,809.123
1/1/2014 to 12/31/2014	$11.336056	$12.213883	24,740.474
1/1/2015 to 12/31/2015	$12.213883	$10.966445	28,375.959
1/1/2016 to 12/31/2016	$10.966445	$12.487361	26,089.680

AllianzGI NFJ Mid-Cap Value Fund

6/23/2008 to 12/31/2008	$11.20	$7.19	0.0
1/1/2009 to 12/31/2009	$7.19	$9.44	0.0
1/1/2010 to 12/31/2010	$9.44	$11.18	0.0
1/1/2011 to 12/31/2011	$11.18	$10.85	0.0
1/1/2012 to 12/31/2012	$10.85	$12.30	0.0
1/1/2013 to 12/31/2013	$12.30	$15.944294	0.000
1/1/2014 to 12/31/2014	$15.944294	$16.987187	0.000
1/1/2015 to 12/31/2015	$16.987187	$16.117598	0.000
1/1/2016 to 12/31/2016	$16.117598	$18.505397	0.000

AllianzGI NFJ Small-Cap Value Fund

6/23/2008 to 12/31/2008	$14.82	$10.62	9,004.7
1/1/2009 to 12/31/2009	$10.62	$12.94	20,680.1
1/1/2010 to 12/31/2010	$12.94	$15.88	18,608.8
1/1/2011 to 12/31/2011	$15.88	$15.94	801.3
1/1/2012 to 12/31/2012	$15.94	$17.28	49.9
1/1/2013 to 12/31/2013	$17.28	$22.337869	49.221
1/1/2014 to 12/31/2014	$22.337869	$22.300467	48.511
1/1/2015 to 12/31/2015	$22.300467	$20.094217	47.823
1/1/2016 to 12/31/2016	$20.094217	$24.268637	47.123

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund

6/23/2008 to 12/31/2008	$11.37	$9.78	0.0
1/1/2009 to 12/31/2009	$9.78	$10.76	0.0
1/1/2010 to 12/31/2010	$10.76	$11.95	0.0
1/1/2011 to 12/31/2011	$11.95	$12.13	0.0
1/1/2012 to 12/31/2012	$12.13	$13.26	0.0
1/1/2013 to 12/31/2013	$13.26	$15.543856	0.000
1/1/2014 to 12/31/2014	$15.543856	$17.116287	0.000
1/1/2015 to 12/31/2015	$17.116287	$16.877817	0.000
1/1/2016 to 12/31/2016	$16.877817	$19.770216	0.000

American Century Ultra® Fund

6/23/2008 to 12/31/2008	$11.04	$7.08	0.0
1/1/2009 to 12/31/2009	$7.08	$9.39	0.0
1/1/2010 to 12/31/2010	$9.39	$10.74	0.0
1/1/2011 to 12/31/2011	$10.74	$10.65	0.0
1/1/2012 to 12/31/2012	$10.65	$11.92	0.0
1/1/2013 to 12/31/2013	$11.92	$16.003416	0.000
1/1/2014 to 12/31/2014	$16.003416	$17.238381	0.000
1/1/2015 to 12/31/2015	$17.238381	$17.937205	0.000
1/1/2016 to 12/31/2016	$17.937205	$18.354734	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Bond Fund of AmericaSM

6/23/2008 to 12/31/2008	$10.56	$9.30	59,041.9
1/1/2009 to 12/31/2009	$9.30	$10.50	172,060.6
1/1/2010 to 12/31/2010	$10.50	$11.07	59,854.0
1/1/2011 to 12/31/2011	$11.07	$11.59	8,781.5
1/1/2012 to 12/31/2012	$11.59	$12.06	0.0
1/1/2013 to 12/31/2013	$12.06	$11.606933	0.000
1/1/2014 to 12/31/2014	$11.606933	$12.036386	0.000
1/1/2015 to 12/31/2015	$12.036386	$11.851844	0.000
1/1/2016 to 12/31/2016	$11.851844	$11.962432	0.000

American Funds® – EuroPacific Growth Fund®

6/23/2008 to 12/31/2008	$16.86	$11.00	58,658.3
1/1/2009 to 12/31/2009	$11.00	$15.04	182,478.8
1/1/2010 to 12/31/2010	$15.04	$16.17	39,550.4
1/1/2011 to 12/31/2011	$16.17	$13.73	380.5
1/1/2012 to 12/31/2012	$13.73	$16.08	0.0
1/1/2013 to 12/31/2013	$16.08	$18.980584	0.000
1/1/2014 to 12/31/2014	$18.980584	$18.153799	0.000
1/1/2015 to 12/31/2015	$18.153799	$17.686814	0.000
1/1/2016 to 12/31/2016	$17.686814	$17.493909	0.000

American Funds® – Growth Fund of America®

6/23/2008 to 12/31/2008	$13.76	$8.72	127,010.8
1/1/2009 to 12/31/2009	$8.72	$11.53	158,508.2
1/1/2010 to 12/31/2010	$11.53	$12.73	155,726.4
1/1/2011 to 12/31/2011	$12.73	$11.90	10,161.7
1/1/2012 to 12/31/2012	$11.90	$14.10	743.1
1/1/2013 to 12/31/2013	$14.10	$18.532252	731.968
1/1/2014 to 12/31/2014	$18.532252	$19.892535	720.966
1/1/2015 to 12/31/2015	$19.892535	$20.590389	709.793
1/1/2016 to 12/31/2016	$20.590389	$21.929535	698.064

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®

6/23/2008 to 12/31/2008	$11.98	$9.15	3,195.5
1/1/2009 to 12/31/2009	$9.15	$11.19	11,549.1
1/1/2010 to 12/31/2010	$11.19	$12.31	11,058.7
1/1/2011 to 12/31/2011	$12.31	$12.77	498.2
1/1/2012 to 12/31/2012	$12.77	$14.04	490.3
1/1/2013 to 12/31/2013	$14.04	$16.298406	482.708
1/1/2014 to 12/31/2014	$16.298406	$17.347830	475.207
1/1/2015 to 12/31/2015	$17.347830	$16.781132	467.512
1/1/2016 to 12/31/2016	$16.781132	$18.223530	459.403

American Funds® – Investment Company of America®

6/23/2008 to 12/31/2008	$11.93	$8.54	19,223.2
1/1/2009 to 12/31/2009	$8.54	$10.68	38,024.3
1/1/2010 to 12/31/2010	$10.68	$11.63	36,851.7
1/1/2011 to 12/31/2011	$11.63	$11.22	2,048.2
1/1/2012 to 12/31/2012	$11.22	$12.74	365.5
1/1/2013 to 12/31/2013	$12.74	$16.56244	360.341
1/1/2014 to 12/31/2014	$16.56244	$18.234197	355.249
1/1/2015 to 12/31/2015	$18.234197	$17.644058	350.172
1/1/2016 to 12/31/2016	$17.644058	$19.850560	344.883

AMG Managers Cadence Capital Appreciation Fund

6/30/2009 to 12/31/2009	$10.00	$7.83	0.0
1/1/2010 to 12/31/2010	$7.83	$8.90	0.0
1/1/2011 to 12/31/2011	$8.90	$8.48	0.0
1/1/2012 to 12/31/2012	$8.48	$9.18	0.0
1/1/2013 to 12/31/2013	$9.18	$11.766492	0.000
1/1/2014 to 12/31/2014	$11.766492	$12.775772	0.000
1/1/2015 to 12/31/2015	$12.775772	$12.983922	0.000
1/1/2016 to 12/31/2016	$12.983922	$13.650554	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.

6/23/2008 to 12/31/2008	$11.74	$8.17	2,093.0
1/1/2009 to 12/31/2009	$8.17	$10.47	122,639.6
1/1/2010 to 12/31/2010	$10.47	$11.59	2,701.2
1/1/2011 to 12/31/2011	$11.59	$11.05	6,085.8
1/1/2012 to 12/31/2012	$11.05	$12.35	7,320.6
1/1/2013 to 12/31/2013	$12.35	$16.746619	8,519.346
1/1/2014 to 12/31/2014	$16.746619	$18.059664	7,951.087
1/1/2015 to 12/31/2015	$18.059664	$16.650663	77,175.960
1/1/2016 to 12/31/2016	$16.650663	$19.353026	53,912.471

BlackRock Capital Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.86	$8.30	42,489.6
1/1/2009 to 12/31/2009	$8.30	$11.14	123,528.3
1/1/2010 to 12/31/2010	$11.14	$13.06	164,860.8
1/1/2011 to 12/31/2011	$13.06	$11.66	240,059.4
1/1/2012 to 12/31/2012	$11.66	$13.06	192,165.1
1/1/2013 to 12/31/2013	$13.06	$17.168789	92,963.317
1/1/2014 to 12/31/2014	$17.168789	$18.279696	84,730.908
1/1/2015 to 12/31/2015	$18.279696	$19.194324	70,860.508
1/1/2016 to 12/31/2016	$19.194324	$18.794048	68,372.016

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.

6/23/2008 to 12/31/2008	$14.99	$12.05	132,249.1
1/1/2009 to 12/31/2009	$12.05	$14.41	403,360.0
1/1/2010 to 12/31/2010	$14.41	$15.56	518,571.5
1/1/2011 to 12/31/2011	$15.56	$14.72	465,605.4
1/1/2012 to 12/31/2012	$14.72	$15.92	451,777.2
1/1/2013 to 12/31/2013	$15.92	$17.897050	440,447.398
1/1/2014 to 12/31/2014	$17.897050	$17.916129	458,222.320
1/1/2015 to 12/31/2015	$17.916129	$17.420317	448,428.761
1/1/2016 to 12/31/2016	$17.420317	$17.760313	419,447.010

BlackRock Global Opportunities Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.18	28,510.4
1/1/2012 to 12/31/2012	$10.18	$11.45	18,607.6
1/1/2013 to 12/31/2013	$11.45	$14.619743	15,751.059
1/1/2014 to 12/31/2014	$14.619743	$13.700728	16,303.174
1/1/2015 to 12/31/2015	$13.700728	$13.511116	16,077.844
1/1/2016 to 12/31/2016	$13.511116	$13.672213	16,543.505

BlackRock Global SmallCap Fund, Inc.

6/23/2008 to 12/31/2008	$16.04	$10.19	0.0
1/1/2009 to 12/31/2009	$10.19	$13.49	0.0
1/1/2010 to 12/31/2010	$13.49	$15.68	0.0
1/1/2011 to 12/31/2011	$15.68	$13.77	0.0
1/1/2012 to 12/31/2012	$13.77	$15.77	0.0
1/1/2013 to 12/31/2013	$15.77	$20.981721	0.000
1/1/2014 to 12/31/2014	$20.981721	$20.733270	0.000
1/1/2015 to 12/31/2015	$20.733270	$19.181859	0.000
1/1/2016 to 12/31/2016	$19.181859	$20.283914	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio

9/9/2011 to 12/31/2011	$10.00	$10.17	70,272.1
1/1/2012 to 12/31/2012	$10.17	$11.67	64,982.8
1/1/2013 to 12/31/2013	$11.67	$12.495581	100,885.445
1/1/2014 to 12/31/2014	$12.495581	$12.651835	83,690.189
1/1/2015 to 12/31/2015	$12.651835	$11.895511	86,683.981
1/1/2016 to 12/31/2016	$11.895511	$13.257356	79,083.236

BlackRock International Fund

8/12/2011 to 12/31/2011	$10.00	$9.17	5,826.3
1/1/2012 to 12/31/2012	$9.17	$10.31	5,729.4
1/1/2013 to 12/31/2013	$10.31	$12.380665	575.143
1/1/2014 to 12/31/2014	$12.380665	$11.474613	601.147
1/1/2015 to 12/31/2015	$11.474613	$10.887343	598.532
1/1/2016 to 12/31/2016	$10.887343	$10.734486	616.593

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund

6/23/2008 to 12/31/2008	$15.07	$9.61	0.0
1/1/2009 to 12/31/2009	$9.61	$12.08	0.0
1/1/2010 to 12/31/2010	$12.08	$12.71	0.0
1/1/2011 to 12/31/2011	$12.71	$10.89	0.0
1/1/2012 to 12/31/2012	$10.89	$12.66	0.0
1/1/2013 to 12/31/2013	$12.66	$15.075345	0.000
1/1/2014 to 12/31/2014	$15.075345	$13.858771	0.000
1/1/2015 to 12/31/2015	$13.858771	$13.462689	0.000
1/1/2016 to 12/31/2016	$13.462689	$13.333078	0.000

BlackRock Large Cap Core Fund

6/23/2008 to 12/31/2008	$12.21	$8.70	10,058.6
1/1/2009 to 12/31/2009	$8.70	$10.30	10,170.8
1/1/2010 to 12/31/2010	$10.30	$11.24	1,212.1
1/1/2011 to 12/31/2011	$11.24	$11.04	20,229.6
1/1/2012 to 12/31/2012	$11.04	$12.39	16,576.1
1/1/2013 to 12/31/2013	$12.39	$16.251861	15,444.445
1/1/2014 to 12/31/2014	$16.251861	$17.830313	14,454.208
1/1/2015 to 12/31/2015	$17.830313	$17.533441	13,182.435
1/1/2016 to 12/31/2016	$17.533441	$18.957803	12,509.634

BlackRock Large Cap Growth Fund

6/23/2008 to 12/31/2008	$11.97	$8.40	0.0
1/1/2009 to 12/31/2009	$8.40	$10.81	124,830.3
1/1/2010 to 12/31/2010	$10.81	$11.89	1,679.7
1/1/2011 to 12/31/2011	$11.89	$11.71	8,868.4
1/1/2012 to 12/31/2012	$11.71	$13.17	9,803.8
1/1/2013 to 12/31/2013	$13.17	$17.214582	7,446.984
1/1/2014 to 12/31/2014	$17.214582	$19.293940	6,677.395
1/1/2015 to 12/31/2015	$19.293940	$19.386810	4,767.199
1/1/2016 to 12/31/2016	$19.386810	$20.490108	4,556.127

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund

6/23/2008 to 12/31/2008	$13.05	$9.23	1,876.5
1/1/2009 to 12/31/2009	$9.23	$10.35	20,734.8
1/1/2010 to 12/31/2010	$10.35	$11.23	25,677.7
1/1/2011 to 12/31/2011	$11.23	$10.71	34,305.1
1/1/2012 to 12/31/2012	$10.71	$11.83	21,721.6
1/1/2013 to 12/31/2013	$11.83	$15.433933	21,614.501
1/1/2014 to 12/31/2014	$15.433933	$16.923832	18,069.568
1/1/2015 to 12/31/2015	$16.923832	$16.286450	14,744.460
1/1/2016 to 12/31/2016	$16.286450	$18.162937	13,178.413

BlackRock Low Duration Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$9.91	0.0
1/1/2012 to 12/31/2012	$9.91	$10.21	0.0
1/1/2013 to 12/31/2013	$10.21	$10.129414	0.000
1/1/2014 to 12/31/2014	$10.129414	$10.071303	0.000
1/1/2015 to 12/31/2015	$10.071303	$9.944304	0.000
1/1/2016 to 12/31/2016	$9.944304	$9.934272	0.000

BlackRock Small Cap Index Fund

6/23/2008 to 12/31/2008	$11.96	$8.28	0.0
1/1/2009 to 12/31/2009	$8.28	$10.28	0.0
1/1/2010 to 12/31/2010	$10.28	$12.77	0.0
1/1/2011 to 12/31/2011	$12.77	$11.95	0.0
1/1/2012 to 12/31/2012	$11.95	$13.62	0.0
1/1/2013 to 12/31/2013	$13.62	$18.560993	0.000
1/1/2014 to 12/31/2014	$18.560993	$19.067432	0.000
1/1/2015 to 12/31/2015	$19.067432	$17.863581	0.000
1/1/2016 to 12/31/2016	$17.863581	$21.247751	0.000

BlackRock S&P 500 Index Fund

4/19/2013 to 12/31/2013	$10.00	$11.880696	13,006.408
1/1/2014 to 12/31/2014	$11.880696	$13.221599	19,014.455
1/1/2015 to 12/31/2015	$13.221599	$13.125442	34,585.498
1/1/2016 to 12/31/2016	$13.125442	$14.389610	32,147.039

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Portfolio

6/23/2008 to 12/31/2008	$10.26	$9.16	20,305.8
1/1/2009 to 12/31/2009	$9.16	$10.43	35,544.3
1/1/2010 to 12/31/2010	$10.43	$11.25	35,147.5
1/1/2011 to 12/31/2011	$11.25	$11.53	23,010.5
1/1/2012 to 12/31/2012	$11.53	$12.43	21,854.4
1/1/2013 to 12/31/2013	$12.43	$12.155409	19,961.952
1/1/2014 to 12/31/2014	$12.155409	$12.868961	23,164.751
1/1/2015 to 12/31/2015	$12.868961	$12.648802	131,225.487
1/1/2016 to 12/31/2016	$12.648802	$12.826841	166,037.542

BlackRock U.S. Government Bond Portfolio

7/15/2011 to 12/31/2011	$10.00	$10.27	1,894.0
1/1/2012 to 12/31/2012	$10.27	$10.35	1,479.8
1/1/2013 to 12/31/2013	$10.35	$9.906915	1,581.849
1/1/2014 to 12/31/2014	$9.906915	$10.255005	1,518.776
1/1/2015 to 12/31/2015	$10.255005	$10.102890	1,134.130
1/1/2016 to 12/31/2016	$10.102890	$10.048739	1,136.233

BlackRock Value Opportunities Fund, Inc.

6/23/2008 to 12/31/2008	$11.90	$7.33	3,109.8
1/1/2009 to 12/31/2009	$7.33	$9.19	3,324.9
1/1/2010 to 12/31/2010	$9.19	$11.58	2,575.0
1/1/2011 to 12/31/2011	$11.58	$11.06	22,022.3
1/1/2012 to 12/31/2012	$11.06	$12.31	22,683.6
1/1/2013 to 12/31/2013	$12.31	$17.222796	17,245.754
1/1/2014 to 12/31/2014	$17.222796	$17.727159	17,395.827
1/1/2015 to 12/31/2015	$17.727159	$16.211316	17,384.634
1/1/2016 to 12/31/2016	$16.211316	$19.660470	15,324.015

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund

6/23/2008 to 12/31/2008	$11.53	$7.37	0.0
1/1/2009 to 12/31/2009	$7.37	$9.95	0.0
1/1/2010 to 12/31/2010	$9.95	$12.39	0.0
1/1/2011 to 12/31/2011	$12.39	$12.92	0.0
1/1/2012 to 12/31/2012	$12.92	$14.85	0.0
1/1/2013 to 12/31/2013	$14.85	$15.244387	0.000
1/1/2014 to 12/31/2014	$15.244387	$19.793227	0.000
1/1/2015 to 12/31/2015	$19.793227	$20.879339	0.000
1/1/2016 to 12/31/2016	$20.879339	$22.109050	0.000

Columbia Acorn International Fund

6/23/2008 to 12/31/2008	$10.32	$5.97	9,439.1
1/1/2009 to 12/31/2009	$5.97	$8.82	22,489.4
1/1/2010 to 12/31/2010	$8.82	$10.59	87,339.0
1/1/2011 to 12/31/2011	$10.59	$8.91	130,785.5
1/1/2012 to 12/31/2012	$8.91	$10.62	113,330.4
1/1/2013 to 12/31/2013	$10.62	$12.726408	131,969.960
1/1/2014 to 12/31/2014	$12.726408	$11.933207	130,131.118
1/1/2015 to 12/31/2015	$11.933207	$11.539216	125,665.252
1/1/2016 to 12/31/2016	$11.539216	$11.055473	118,573.152

Columbia Acorn USA

6/23/2008 to 12/31/2008	$12.84	$8.06	7,126.5
1/1/2009 to 12/31/2009	$8.06	$11.18	16,962.2
1/1/2010 to 12/31/2010	$11.18	$13.49	22,969.9
1/1/2011 to 12/31/2011	$13.49	$12.57	31,482.9
1/1/2012 to 12/31/2012	$12.57	$14.65	31,214.8
1/1/2013 to 12/31/2013	$14.65	$19.058084	35,557.265
1/1/2014 to 12/31/2014	$19.058084	$19.355090	35,013.952
1/1/2015 to 12/31/2015	$19.355090	$18.715495	6,578.847
1/1/2016 to 12/31/2016	$18.715495	$20.727046	6,303.924

Columbia Large Cap Growth Fund III

10/27/2016 to 12/31/2016	$9.965181	$10.062154	36,530.175

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Mid Cap Growth Fund

4/8/2011 to 12/31/2011	$10.00	$8.63	656.4
1/1/2012 to 12/31/2012	$8.63	$9.40	361.7
1/1/2013 to 12/31/2013	$9.40	$12.084506	3,004.936
1/1/2014 to 12/31/2014	$12.084506	$12.703237	2,878.458
1/1/2015 to 12/31/2015	$12.703237	$13.108164	277.130
1/1/2016 to 12/31/2016	$13.108164	$13.122328	281.300

Davis New York Venture Fund, Inc.

6/23/2008 to 12/31/2008	$12.39	$8.11	23,926.3
1/1/2009 to 12/31/2009	$8.11	$10.52	164,929.6
1/1/2010 to 12/31/2010	$10.52	$11.59	38,780.7
1/1/2011 to 12/31/2011	$11.59	$10.85	26,356.6
1/1/2012 to 12/31/2012	$10.85	$12.01	25,154.0
1/1/2013 to 12/31/2013	$12.01	$15.886779	37,124.095
1/1/2014 to 12/31/2014	$15.886779	$16.633550	35,570.005
1/1/2015 to 12/31/2015	$16.633550	$16.830738	25,610.469
1/1/2016 to 12/31/2016	$16.830738	$18.565395	24,051.120

Delaware Smid Cap Growth Fund

10/8/2010 to 12/31/2010	$10.00	$11.31	5,610.0
1/1/2011 to 12/31/2011	$11.31	$12.00	982.4
1/1/2012 to 12/31/2012	$12.00	$13.02	518.5
1/1/2013 to 12/31/2013	$13.02	$18.014683	432.763
1/1/2014 to 12/31/2014	$18.014683	$18.198995	423.043
1/1/2015 to 12/31/2015	$18.198995	$19.144836	386.856
1/1/2016 to 12/31/2016	$19.144836	$17.999317	378.263

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.

6/23/2008 to 12/31/2008	$12.07	$8.69	38,039.3
1/1/2009 to 12/31/2009	$8.69	$10.33	8,763.3
1/1/2010 to 12/31/2010	$10.33	$11.70	110,375.8
1/1/2011 to 12/31/2011	$11.70	$12.38	121,338.7
1/1/2012 to 12/31/2012	$12.38	$13.40	96,311.0
1/1/2013 to 12/31/2013	$13.40	$15.991106	72,699.129
1/1/2014 to 12/31/2014	$15.991106	$17.013300	62,681.828
1/1/2015 to 12/31/2015	$17.013300	$16.297759	38,973.596
1/1/2016 to 12/31/2016	$16.297759	$17.174348	33,582.645

Eaton Vance Floating-Rate Fund

6/23/2008 to 12/31/2008	$10.60	$7.37	0.0
1/1/2009 to 12/31/2009	$7.37	$10.58	5,062.7
1/1/2010 to 12/31/2010	$10.58	$11.37	6,604.4
1/1/2011 to 12/31/2011	$11.37	$11.41	17,429.0
1/1/2012 to 12/31/2012	$11.41	$12.12	10,222.3
1/1/2013 to 12/31/2013	$12.12	$12.449125	12,995.625
1/1/2014 to 12/31/2014	$12.449125	$12.278424	15,140.465
1/1/2015 to 12/31/2015	$12.278424	$11.834538	9,440.610
1/1/2016 to 12/31/2016	$11.834538	$12.901382	10,002.376

Eaton Vance Large-Cap Value Fund

6/23/2008 to 12/31/2008	$10.15	$6.94	35,211.0
1/1/2009 to 12/31/2009	$6.94	$7.97	159,347.2
1/1/2010 to 12/31/2010	$7.97	$8.63	259,874.8
1/1/2011 to 12/31/2011	$8.63	$8.10	280,444.4
1/1/2012 to 12/31/2012	$8.10	$9.21	202,942.0
1/1/2013 to 12/31/2013	$9.21	$11.708287	148,511.819
1/1/2014 to 12/31/2014	$11.708287	$12.766164	14,880.314
1/1/2015 to 12/31/2015	$12.766164	$12.409156	13,842.159
1/1/2016 to 12/31/2016	$12.409156	$13.360782	13,539.585

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Equity Income Fund, Inc.

4/19/2013 to 12/31/2013	$10.00	$11.898335	5,277.364
1/1/2014 to 12/31/2014	$11.898335	$12.620324	5,810.185
1/1/2015 to 12/31/2015	$12.620324	$11.727994	14,404.182
1/1/2016 to 12/31/2016	$11.727994	$12.619300	14,912.844

Federated Kaufmann Fund

6/23/2008 to 12/31/2008	$14.66	$9.47	10,154.3
1/1/2009 to 12/31/2009	$9.47	$12.07	21,971.9
1/1/2010 to 12/31/2010	$12.07	$14.06	7,979.1
1/1/2011 to 12/31/2011	$14.06	$11.94	6,704.6
1/1/2012 to 12/31/2012	$11.94	$13.76	7,081.7
1/1/2013 to 12/31/2013	$13.76	$18.978287	3,437.795
1/1/2014 to 12/31/2014	$18.978287	$20.355790	3,147.754
1/1/2015 to 12/31/2015	$20.355790	$21.197308	2,742.269
1/1/2016 to 12/31/2016	$21.197308	$21.470584	3,011.131

Fidelity® Advisor Equity Growth Fund

6/23/2008 to 12/31/2008	$13.24	$7.56	0.0
1/1/2009 to 12/31/2009	$7.56	$9.51	0.0
1/1/2010 to 12/31/2010	$9.51	$11.55	0.0
1/1/2011 to 12/31/2011	$11.55	$11.34	0.0
1/1/2012 to 12/31/2012	$11.34	$12.73	0.0
1/1/2013 to 12/31/2013	$12.73	$16.965344	0.000
1/1/2014 to 12/31/2014	$16.965344	$18.488259	0.000
1/1/2015 to 12/31/2015	$18.488259	$19.391945	0.000
1/1/2016 to 12/31/2016	$19.391945	$19.112604	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Comstock Fund

6/23/2008 to 12/31/2008	$10.46	$7.73	0.0
1/1/2009 to 12/31/2009	$7.73	$9.83	407.1
1/1/2010 to 12/31/2010	$9.83	$11.17	174,665.1
1/1/2011 to 12/31/2011	$11.17	$10.76	240,309.3
1/1/2012 to 12/31/2012	$10.76	$12.57	175,646.4
1/1/2013 to 12/31/2013	$12.57	$16.703306	163,003.672
1/1/2014 to 12/31/2014	$16.703306	$17.910755	116,900.002
1/1/2015 to 12/31/2015	$17.910755	$16.555402	81,324.298
1/1/2016 to 12/31/2016	$16.555402	$19.169971	58,147.936

Invesco Mid Cap Core Equity Fund

6/23/2008 to 12/31/2008	$12.89	$9.56	12,458.9
1/1/2009 to 12/31/2009	$9.56	$12.23	56,626.4
1/1/2010 to 12/31/2010	$12.23	$13.52	29,893.2
1/1/2011 to 12/31/2011	$13.52	$12.46	32,634.9
1/1/2012 to 12/31/2012	$12.46	$13.51	30,675.7
1/1/2013 to 12/31/2013	$13.51	$17.154111	34,755.789
1/1/2014 to 12/31/2014	$17.154111	$17.616288	33,367.888
1/1/2015 to 12/31/2015	$17.616288	$16.560427	29,472.446
1/1/2016 to 12/31/2016	$16.560427	$18.227346	28,314.053

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	6,933.5
1/1/2012 to 12/31/2012	$0.91	$1.06	6,445.2
1/1/2013 to 12/31/2013	$1.06	$1.375414	49,685.832
1/1/2014 to 12/31/2014	$1.375414	$1.440913	47,321.522
1/1/2015 to 12/31/2015	$1.440913	$1.268266	13,069.713
1/1/2016 to 12/31/2016	$1.268266	$1.470746	13,429.567

Janus Enterprise Fund

7/6/2009 to 12/31/2009	$9.92	$12.70	35,082.1
1/1/2010 to 12/31/2010	$12.70	$15.67	20,642.1
1/1/2011 to 12/31/2011	$15.67	$15.10	15,384.8
1/1/2012 to 12/31/2012	$15.10	$17.41	13,604.0
1/1/2013 to 12/31/2013	$17.41	$22.310644	13,351.596
1/1/2014 to 12/31/2014	$22.310644	$24.475299	12,686.966
1/1/2015 to 12/31/2015	$24.475299	$24.794902	53,338.775
1/1/2016 to 12/31/2016	$24.794902	$27.207107	61,990.814

Janus Forty Fund

7/6/2009 to 12/31/2009	$7.33	$10.37	206,985.2
1/1/2010 to 12/31/2010	$10.37	$10.78	64,960.7
1/1/2011 to 12/31/2011	$10.78	$9.84	43,859.7
1/1/2012 to 12/31/2012	$9.84	$11.97	27,857.3
1/1/2013 to 12/31/2013	$11.97	$15.498222	21,849.976
1/1/2014 to 12/31/2014	$15.498222	$16.526751	22,733.435
1/1/2015 to 12/31/2015	$16.526751	$18.164257	19,774.256
1/1/2016 to 12/31/2016	$18.164257	$18.214393	19,701.178

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Multi-Capital Market Neutral Fund

6/23/2008 to 12/31/2008	$10.05	$9.83	1,603.2
1/1/2009 to 12/31/2009	$9.83	$9.63	2,218.6
1/1/2010 to 12/31/2010	$9.63	$9.03	2,341.5
1/1/2011 to 12/31/2011	$9.03	$8.84	519.2
1/1/2012 to 12/31/2012	$8.84	$8.69	577.5
1/1/2013 to 12/31/2013	$8.69	$8.886319	585.492
1/1/2014 to 12/31/2014	$8.886319	$8.855267	1,056.162
1/1/2015 to 12/31/2015	$8.855267	$8.805327	1,000.291
1/1/2016 to 12/31/2016	$8.805327	$8.534121	967.885

JPMorgan Small Cap Growth Fund

6/23/2008 to 12/31/2008	$9.44	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.30	20,646.7
1/1/2010 to 12/31/2010	$8.30	$10.91	18,106.0
1/1/2011 to 12/31/2011	$10.91	$10.34	19,324.2
1/1/2012 to 12/31/2012	$10.34	$11.41	18,358.1
1/1/2013 to 12/31/2013	$11.41	$16.575143	15,734.401
1/1/2014 to 12/31/2014	$16.575143	$16.252180	15,914.368
1/1/2015 to 12/31/2015	$16.252180	$15.626702	15,373.772
1/1/2016 to 12/31/2016	$15.626702	$16.553709	14,275.064

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.

6/23/2008 to 12/31/2008	$11.43	$8.15	20,643.6
1/1/2009 to 12/31/2009	$8.15	$9.56	0.0
1/1/2010 to 12/31/2010	$9.56	$10.74	0.0
1/1/2011 to 12/31/2011	$10.74	$9.73	0.0
1/1/2012 to 12/31/2012	$9.73	$11.08	0.0
1/1/2013 to 12/31/2013	$11.08	$14.382959	0.000
1/1/2014 to 12/31/2014	$14.382959	$15.839066	0.000
1/1/2015 to 12/31/2015	$15.839066	$14.910149	0.000
1/1/2016 to 12/31/2016	$14.910149	$17.192985	336.657

Lord Abbett Bond-Debenture Fund, Inc.

6/23/2008 to 12/31/2008	$11.46	$9.07	8,384.3
1/1/2009 to 12/31/2009	$9.07	$12.08	27,803.1
1/1/2010 to 12/31/2010	$12.08	$13.41	38,260.3
1/1/2011 to 12/31/2011	$13.41	$13.69	14,025.0
1/1/2012 to 12/31/2012	$13.69	$15.24	15,361.6
1/1/2013 to 12/31/2013	$15.24	$16.138346	12,065.982
1/1/2014 to 12/31/2014	$16.138346	$16.573657	11,897.084
1/1/2015 to 12/31/2015	$16.573657	$16.002063	17,275.824
1/1/2016 to 12/31/2016	$16.002063	$17.667625	17,694.284

Lord Abbett Mid Cap Stock Fund, Inc.

6/23/2008 to 12/31/2008	$11.60	$7.77	10,870.3
1/1/2009 to 12/31/2009	$7.77	$9.68	27,147.0
1/1/2010 to 12/31/2010	$9.68	$11.94	18,085.1
1/1/2011 to 12/31/2011	$11.94	$11.27	17,897.1
1/1/2012 to 12/31/2012	$11.27	$12.68	15,146.2
1/1/2013 to 12/31/2013	$12.68	$16.238391	18,327.016
1/1/2014 to 12/31/2014	$16.238391	$17.807922	16,652.940
1/1/2015 to 12/31/2015	$17.807922	$16.877146	20,088.084
1/1/2016 to 12/31/2016	$16.877146	$19.340464	17,960.633

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund

6/23/2008 to 12/31/2008	$12.33	$6.97	0.0
1/1/2009 to 12/31/2009	$6.97	$9.84	626.6
1/1/2010 to 12/31/2010	$9.84	$10.55	640.9
1/1/2011 to 12/31/2011	$10.55	$10.21	595.6
1/1/2012 to 12/31/2012	$10.21	$11.40	568.5
1/1/2013 to 12/31/2013	$11.40	$14.480919	564.406
1/1/2014 to 12/31/2014	$14.480919	$16.373615	560.363
1/1/2015 to 12/31/2015	$16.373615	$16.606951	556.048
1/1/2016 to 12/31/2016	$16.606951	$15.937504	551.427

Oppenheimer Main Street Fund®

6/23/2008 to 12/31/2008	$11.97	$7.83	0.0
1/1/2009 to 12/31/2009	$7.83	$9.91	1,227.6
1/1/2010 to 12/31/2010	$9.91	$11.28	1,177.5
1/1/2011 to 12/31/2011	$11.28	$11.06	1,167.1
1/1/2012 to 12/31/2012	$11.06	$12.67	1,115.6
1/1/2013 to 12/31/2013	$12.67	$16.372119	1,004.859
1/1/2014 to 12/31/2014	$16.372119	$17.770995	952.771
1/1/2015 to 12/31/2015	$17.770995	$18.006456	894.649
1/1/2016 to 12/31/2016	$18.006456	$19.715018	876.201

Oppenheimer Main Street Mid Cap Fund®

6/23/2008 to 12/31/2008	$12.61	$8.15	0.0
1/1/2009 to 12/31/2009	$8.15	$10.96	1,338.1
1/1/2010 to 12/31/2010	$10.96	$13.27	1,334.2
1/1/2011 to 12/31/2011	$13.27	$12.70	2,635.0
1/1/2012 to 12/31/2012	$12.70	$14.57	2,234.2
1/1/2013 to 12/31/2013	$14.57	$19.098018	1,951.125
1/1/2014 to 12/31/2014	$19.098018	$21.070000	1,764.656
1/1/2015 to 12/31/2015	$21.070000	$19.209516	1,771.855
1/1/2016 to 12/31/2016	$19.209516	$21.410102	2,088.465

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy Fund

6/23/2008 to 12/31/2008	$16.55	$7.25	14,912.8
1/1/2009 to 12/31/2009	$7.25	$9.94	50,128.5
1/1/2010 to 12/31/2010	$9.94	$12.07	43,111.8
1/1/2011 to 12/31/2011	$12.07	$10.90	54,123.4
1/1/2012 to 12/31/2012	$10.90	$11.23	53,300.0
1/1/2013 to 12/31/2013	$11.23	$9.374819	55,022.487
1/1/2014 to 12/31/2014	$9.374819	$7.503547	58,166.898
1/1/2015 to 12/31/2015	$7.503547	$5.450338	80,088.798
1/1/2016 to 12/31/2016	$5.450338	$6.112958	72,049.570

PIMCO Low Duration Fund

6/23/2008 to 12/31/2008	$10.46	$10.13	3,641.6
1/1/2009 to 12/31/2009	$10.13	$11.24	20,693.2
1/1/2010 to 12/31/2010	$11.24	$11.55	106,193.2
1/1/2011 to 12/31/2011	$11.55	$11.51	107,754.4
1/1/2012 to 12/31/2012	$11.51	$11.96	184,781.6
1/1/2013 to 12/31/2013	$11.96	$11.726725	278,850.454
1/1/2014 to 12/31/2014	$11.726725	$11.573412	247,213.275
1/1/2015 to 12/31/2015	$11.573412	$11.409614	212,342.770
1/1/2016 to 12/31/2016	$11.409614	$11.388097	209,553.259

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund

6/23/2008 to 12/31/2008	$11.19	$10.08	49,901.8
1/1/2009 to 12/31/2009	$10.08	$11.73	155,928.1
1/1/2010 to 12/31/2010	$11.73	$12.37	158,701.8
1/1/2011 to 12/31/2011	$12.37	$13.52	142,935.8
1/1/2012 to 12/31/2012	$13.52	$14.45	183,950.2
1/1/2013 to 12/31/2013	$14.45	$12.865465	172,802.136
1/1/2014 to 12/31/2014	$12.865465	$13.022006	140,577.791
1/1/2015 to 12/31/2015	$13.022006	$12.394168	133,108.754
1/1/2016 to 12/31/2016	$12.394168	$12.742816	123,839.953

PIMCO Total Return Fund

6/23/2008 to 12/31/2008	$11.03	$11.29	191,285.0
1/1/2009 to 12/31/2009	$11.29	$12.58	564,364.5
1/1/2010 to 12/31/2010	$12.58	$13.39	458,530.5
1/1/2011 to 12/31/2011	$13.39	$13.66	466,400.3
1/1/2012 to 12/31/2012	$13.66	$14.76	585,081.4
1/1/2013 to 12/31/2013	$14.76	$14.165179	516,581.128
1/1/2014 to 12/31/2014	$14.165179	$14.515628	411,434.369
1/1/2015 to 12/31/2015	$14.515628	$14.312184	266,429.740
1/1/2016 to 12/31/2016	$14.312184	$14.374320	215,961.321

Pioneer Emerging Markets Fund

6/23/2008 to 12/31/2008	$14.61	$6.68	7,357.0
1/1/2009 to 12/31/2009	$6.68	$11.39	57,650.6
1/1/2010 to 12/31/2010	$11.39	$13.00	37,222.9
1/1/2011 to 12/31/2011	$13.00	$9.68	37,304.7
1/1/2012 to 12/31/2012	$9.68	$10.59	32,984.9
1/1/2013 to 12/31/2013	$10.59	$10.180534	21,852.492
1/1/2014 to 12/31/2014	$10.180534	$8.664074	27,072.539
1/1/2015 to 12/31/2015	$8.664074	$7.108243	30,741.599
1/1/2016 to 12/31/2016	$7.108243	$7.482600	28,785.276

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Fund

6/23/2008 to 12/31/2008	$12.37	$8.66	0.0
1/1/2009 to 12/31/2009	$8.66	$10.58	0.0
1/1/2010 to 12/31/2010	$10.58	$12.03	0.0
1/1/2011 to 12/31/2011	$12.03	$11.28	0.0
1/1/2012 to 12/31/2012	$11.28	$12.18	0.0
1/1/2013 to 12/31/2013	$12.18	$15.927669	0.000
1/1/2014 to 12/31/2014	$15.927669	$17.352805	0.000
1/1/2015 to 12/31/2015	$17.352805	$16.978689	0.000
1/1/2016 to 12/31/2016	$16.978689	$18.286307	0.000

Pioneer High Yield Fund

6/23/2008 to 12/31/2008	$11.67	$7.32	0.0
1/1/2009 to 12/31/2009	$7.32	$11.67	43,442.1
1/1/2010 to 12/31/2010	$11.67	$13.49	18,709.4
1/1/2011 to 12/31/2011	$13.49	$13.03	14,348.8
1/1/2012 to 12/31/2012	$13.03	$14.73	14,660.1
1/1/2013 to 12/31/2013	$14.73	$16.252608	14,775.208
1/1/2014 to 12/31/2014	$16.252608	$15.942434	14,967.447
1/1/2015 to 12/31/2015	$15.942434	$14.900047	15,874.557
1/1/2016 to 12/31/2016	$14.900047	$16.712522	15,934.588

Pioneer Real Estate Shares Fund

6/23/2008 to 12/31/2008	$10.26	$6.31	8,571.6
1/1/2009 to 12/31/2009	$6.31	$8.07	38,390.9
1/1/2010 to 12/31/2010	$8.07	$10.17	16,926.4
1/1/2011 to 12/31/2011	$10.17	$10.89	15,522.9
1/1/2012 to 12/31/2012	$10.89	$12.38	18,820.2
1/1/2013 to 12/31/2013	$12.38	$12.303901	28,838.057
1/1/2014 to 12/31/2014	$12.303901	$15.672684	24,213.742
1/1/2015 to 12/31/2015	$15.672684	$16.057622	19,084.473
1/1/2016 to 12/31/2016	$16.057622	$16.742702	19,012.654

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Select Mid Cap Growth Fund

8/28/2009 to 12/31/2009	$10.53	$11.31	609.2
1/1/2010 to 12/31/2010	$11.31	$13.29	569.1
1/1/2011 to 12/31/2011	$13.29	$12.74	542.6
1/1/2012 to 12/31/2012	$12.74	$13.34	0.0
1/1/2013 to 12/31/2013	$13.34	$18.931430	0.000
1/1/2014 to 12/31/2014	$18.931430	$20.284708	0.000
1/1/2015 to 12/31/2015	$20.284708	$20.206890	0.000
1/1/2016 to 12/31/2016	$20.206890	$20.548485	0.000

Ready Assets Government Liquidity Fund

6/23/2008 to 12/31/2008	$10.71	$10.73	22,739.8
1/1/2009 to 12/31/2009	$10.73	$10.57	19,023.2
1/1/2010 to 12/31/2010	$10.57	$10.39	19,806.7
1/1/2011 to 12/31/2011	$10.39	$10.21	9,366.4
1/1/2012 to 12/31/2012	$10.21	$10.04	8,431.0
1/1/2013 to 12/31/2013	$10.04	$9.861600	8,867.046
1/1/2014 to 12/31/2014	$9.861600	$9.691151	8,859.451
1/1/2015 to 12/31/2015	$9.691151	$9.523306	21,383.012
1/1/2016 to 12/31/2016	$9.523306	$9.358657	20,803.885

TA Dividend Focused

02/05/2014 to 12/31/2014	$10.07875	$11.354573	173,879.981
1/1/2015 to 12/31/2015	$11.354573	$10.828558	104,419.393
1/1/2016 to 12/31/2016	$10.828558	$12.197412	173,385.238

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Flexible Income

11/12/2009 to 12/31/2009	$1.00	$1.02	4,575.4
1/1/2010 to 12/31/2010	$1.02	$1.12	4,419.2
1/1/2011 to 12/31/2011	$1.12	$1.14	11,111.5
1/1/2012 to 12/31/2012	$1.14	$1.26	16,518.0
1/1/2013 to 12/31/2013	$1.26	$1.285658	38,258.739
1/1/2014 to 12/31/2014	$1.285658	$1.310589	39,490.014
1/1/2015 to 12/31/2015	$1.310589	$1.278518	38,667.221
1/1/2016 to 12/31/2016	$1.278518	$1.328072	39,307.477

TA Multi-Cap Growth

6/23/2008 to 12/31/2008	$10.39	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.92	308.8
1/1/2010 to 12/31/2010	$8.92	$11.82	68,558.8
1/1/2011 to 12/31/2011	$11.82	$10.49	86,047.3
1/1/2012 to 12/31/2012	$10.49	$11.20	86,635.9
1/1/2013 to 12/31/2013	$11.20	$15.188397	73,985.381
1/1/2014 to 12/31/2014	$15.188397	$14.793752	72,079.728
1/1/2015 to 12/31/2015	$14.793752	$13.693976	29,702.291
1/1/2016 to 12/31/2016	$13.693976	$11.932746	1,400.752

TA Small/Mid Cap Value

6/23/2008 to 12/31/2008	$10.92	$6.30	4,025.3
1/1/2009 to 12/31/2009	$6.30	$8.83	8,586.9
1/1/2010 to 12/31/2010	$8.83	$11.23	31,134.7
1/1/2011 to 12/31/2011	$11.23	$10.68	38,518.7
1/1/2012 to 12/31/2012	$10.68	$12.14	30,348.3
1/1/2013 to 12/31/2013	$12.14	$16.218784	114,651.117
1/1/2014 to 12/31/2014	$16.218784	$16.662318	107,139.677
1/1/2015 to 12/31/2015	$16.662318	$15.850347	96,359.665
1/1/2016 to 12/31/2016	$15.850347	$18.806761	87,070.024

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA US Growth

2/10/2012 to 12/31/2012	$10.00	$10.01	248,074.9
1/1/2013 to 12/31/2013	$10.01	$12.969992	144,839.467
1/1/2014 to 12/31/2014	$12.969992	$14.088399	130,693.817
1/1/2015 to 12/31/2015	$14.088399	$14.722244	106,695.038
1/1/2016 to 12/31/2016	$14.722244	$14.810094	101,809.106

Templeton Foreign Fund

6/23/2008 to 12/31/2008	$14.30	$8.88	30,989.8
1/1/2009 to 12/31/2009	$8.88	$13.07	33,583.4
1/1/2010 to 12/31/2010	$13.07	$13.93	209,014.7
1/1/2011 to 12/31/2011	$13.93	$11.95	225,413.1
1/1/2012 to 12/31/2012	$11.95	$13.93	176,884.3
1/1/2013 to 12/31/2013	$13.93	$17.402712	179,969.418
1/1/2014 to 12/31/2014	$17.402712	$15.253602	181,975.441
1/1/2015 to 12/31/2015	$15.253602	$13.926162	202,154.220
1/1/2016 to 12/31/2016	$13.926162	$15.277028	163,775.230

Templeton Growth Fund, Inc.

6/23/2008 to 12/31/2008	$12.11	$7.93	14,431.8
1/1/2009 to 12/31/2009	$7.93	$10.19	15,764.9
1/1/2010 to 12/31/2010	$10.19	$10.77	15,937.0
1/1/2011 to 12/31/2011	$10.77	$9.91	2,801.8
1/1/2012 to 12/31/2012	$9.91	$11.84	2,548.6
1/1/2013 to 12/31/2013	$11.84	$15.142449	5,799.687
1/1/2014 to 12/31/2014	$15.142449	$14.594772	5,872.867
1/1/2015 to 12/31/2015	$14.594772	$13.415149	3,376.815
1/1/2016 to 12/31/2016	$13.415149	$14.377854	4,082.370

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the policy include the following:

Appendix A – Portfolios Associated With The Subaccounts

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM Growth Series (Invesco Growth Series) – Class A Shares
Invesco Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AIM Sector Funds (Invesco Sector Funds) – Class A Shares
Invesco Comstock Fund	Invesco Comstock Fund	Invesco Advisers, Inc.
Investment Objective: Capital growth and income
Invesco Value Opportunities Fund	Invesco Value Opportunities Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital
The AB Trust – Class A Shares
AB Discovery Value Fund	AB Discovery Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AB International Value Fund	AB International Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AB Value Fund	AB Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
Allianz Funds – Class A Shares
AllianzGI NFJ Dividend Value Fund	AllianzGI NFJ Dividend Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
AMG Funds – Class N Shares (1)
AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Capital Appreciation Fund	AMG Funds, LLC
Investment Objective: Growth of capital

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Basic Value Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Capital appreciation and secondarily income.
BlackRock Bond Fund, Inc. - Investor A Shares
BlackRock Total Return Fund	BlackRock Total Return Fund	BlackRock Advisors, LLC
Investment Objective: Realize a total return that exceed that of the Barclays Capital U.S. Aggregate Bond Index.
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Funds - Investor A Shares
BlackRock Global Opportunities Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Advisors, LLC
Investment Objective: Long-term capital appreciation.
BlackRock Funds II - Investor A Shares
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Seek maximum total return, consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Maximize total return, consistent with income generation and prudent investment management.
BlackRock Funds III - Investor A Shares
BlackRock S&P 500 Index Fund	BlackRock S&P 500 Index Fund	BlackRock Advisors, LLC
Investment Objective: Match performance of the Standard & Poor’s® 500 Index.
BlackRock Global Allocation Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Provide high total investment return.
BlackRock Large Cap Series Fund, Inc. - Investor A Shares
BlackRock Large Cap Core Fund	BlackRock Large Cap Core Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Large Cap Growth Fund	BlackRock Large Cap Growth Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth
BlackRock Large Cap Value Fund	BlackRock Large Cap Value Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Series, Inc. – Investor A Shares
BlackRock International Fund	BlackRock International Fund	BlackRock Advisors, LLC
Investment Objective: Capital appreciation.
BlackRock Value Opportunities Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
Columbia Acorn Trust - Class A Shares
Columbia Acorn International	Columbia Acorn International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Acorn USA	Columbia Acorn USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Funds Series Trust - Class A Shares
Columbia Large Cap Growth Fund III(2)	Columbia Large Cap Growth Fund III(2)	Columbia Management Investment Advisers, LLC
Investment Objective: Long-term growth of capital.
Columbia Funds Series Trust I- Class A Shares
Columbia Mid Cap Growth Fund	Columbia Mid Cap Growth Fund	Columbia Management Investment Advisers, LLC
Investment Objective: Capital appreciation.
Davis New York Venture Fund, Inc. - Class A Shares		Davis Selected Advisers, L.P.
Investment Objective: Long-term growth of capital
Dreyfus Appreciation Fund, Inc.		The Dreyfus Corporation
Investment Objective: Long-term capital appreciation.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Eaton Vance Mutual Funds Trust - Class A Shares
Eaton Vance Floating Rate Fund	Eaton Vance Floating Rate Fund	Boston Management and Research
Investment Objective: Provide a high level of current income.
Eaton Vance Special Investment Trust - Class A Shares
Eaton Vance Large Cap Value Fund	Eaton Vance Large Cap Value Fund	Boston Management and Research
Investment Objective: Total return.
Federated Equity Funds - Class A Shares
Federated Kaufmann Fund	Federated Kaufmann Fund	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
Federated Equity Income Fund, Inc. – Class A Shares		Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
Janus Investment Fund - Class A Shares
Janus Enterprise Fund	Janus Enterprise Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Forty Fund	Janus Forty Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
JPMorgan Trust II – Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital preservation and growth.
JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Lord Abbett Affiliated Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Long-term growth of capital and income.
Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: High current income.
Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Capital appreciation.
Oppenheimer Capital Appreciation Fund - Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
Oppenheimer Main Street Funds®, Inc. - Class A Shares
Oppenheimer Main Street Fund®	Oppenheimer Main Street Fund®	OppenheimerFunds, Inc.

Investment Objective: High total return.
Oppenheimer Main Street Mid Cap Fund® - Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
PIMCO Funds - Class A Shares
PIMCO CommodityRealReturn Strategy Fund®	PIMCO CommodityRealReturn Strategy Fund®	Pacific Investment Management Company LLC
Investment Objective:Maximum real return.
PIMCO Low Duration Fund	PIMCO Low Duration Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
PIMCO Real Return Fund	PIMCO Real Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum real return with preservation of capital.
PIMCO Total Return Fund	PIMCO Total Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Pioneer Emerging Markets Fund - Class A Shares		Pioneer Investment Management, Inc
Investment Objective: Long-term growth of capital.
Pioneer Fund - Class A Shares		Pioneer Investment Management, Inc
Investment Objective: Reasonable income and capital growth.
Pioneer High Yield Fund - Class A Shares		Pioneer Investment Management, Inc
Investment Objective: Maximize total return through a combination of income and capital appreciation.
Pioneer Real Estate Shares Fund - Class A Shares		Pioneer Investment Management, Inc
Investment Objective: Long-term growth of capital, current income is secondary.
Pioneer Select Mid Cap Growth Fund - Class A Shares		Pioneer Investment Management, Inc
Investment Objective: Growth of capital.
Ready Assets Government Liquidity Fund		BlackRock Advisors, LLC
Investment Objective: Preservation of capital
Templeton Funds - Class A Shares
Templeton Foreign Fund	Templeton Foreign Fund	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Templeton Growth Fund, Inc. - Class A Shares
Templeton Growth Fund, Inc.	Templeton Growth Fund, Inc.	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Transamerica Funds - Class A Shares
TA Dividend Focused	Transamerica Dividend Focused	Transamerica Asset Management, Inc.
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Flexible Income	Transamerica Flexible Income	Transamerica Asset Management, Inc.
Investment Objective: Provide high total return.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA Multi-Cap Growth	Transamerica Multi-Cap Growth	Alta Capital Management, LLC
Investment Objective: Capital appreciation.
TA Small/Mid Cap Value	Transamerica Small/Mid Cap Value	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return.
TA US Growth	Transamerica US Growth VP	Transamerica Asset Management, Inc.
Investment Objective: Maximize long-term growth.

(1) Effective on or about October 1, 2016 AMG Funds changed from Investor Class to Class N Shares
(2) Effective on or about October 28, 2016 Columbia Large Cap Growth Fund V merged into Columbia Large Cap Growth Fund III

Additional Information:
1. The following subaccounts were closed to new investments on May 1, 2007:
American Century Capital Portfolios, Inc. – A Class Shares
Equity Income Fund	Equity Income Fund	American Century Investment Management, Inc.
Investment Objective: Current income and capital appreciation as a secondary objective.
American Century Mutual Funds, Inc. – A Class Shares
Ultra® Fund	Ultra® Fund	American Century Investment Management, Inc.
Investment Objective: Long-term capital growth.
BlackRock Funds II - Investor A Shares
BlackRock Low Duration Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRockAdvisors, LLC
Investment Objective: Maximize total return.
BlackRock Global SmallCap Fund, Inc. - Investor A Shares		BlackRockAdvisors, LLC
Investment Objective: Long-term growth of capital.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Index Funds, Inc. - Investor A Shares
BlackRock International Index Fund	BlackRock International Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the MSCI EAFE Index
BlackRock Small Cap Index Fund	BlackRock Small Cap Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the Russell 2000 Index.
Fidelity Advisor Series I - Class A Shares
Fidelity Advisor® Equity Growth Fund	Fidelity Advisor® Equity Growth Fund	Fidelity Management & Research Company
Investment Objective: Capital appreciation.

2. The following subaccount was closed to new investments on November 9, 2007
Allianz Funds – Class A Shares
AllianzGI NFJ Mid Cap Value Fund	AllianzGI NFJ Mid Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.

3. The following subaccount was closed to new investments on March 28, 2008
Cohen & Steers Real Estate Securities Fund – Class A Shares		Cohen & Steers Capital Management, Inc.
Investment Objective: Total return.

4. Effective close of business on or about December 31, 2010, the following subaccounts will be closed to new investments.
American Funds® – Class F-1 Shares
EuroPacific Growth Fund®	EuroPacific Growth Fund®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
The Bond Fund of AmericaSM	The Bond Fund of AmericaSM	Capital Research and Management CompanySM
Investment Objective: High level of current income.
The Growth Fund of America®	The Growth Fund of America®	Capital Research and Management CompanySM
Investment Objective: Growth of capital
The Income Fund of America®	The Income Fund of America®	Capital Research and Management CompanySM
Investment Objective: Current income and secondarily capital growth.
The Investment Company of America®	The Investment Company of America®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.

5. The following subaccount will be closed to new investment on July 31, 2011
Allianz Funds – Class A Shares
AllianzGI NFJ Small-Cap Value Fund	AllianzGI NFJ Small-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.

6. The following subaccount is only available to owners that held an investment in this subaccount on February 24, 2012. However, if any such owner surrenders all of his or her money from this subaccount after close of business February 24, 2012, that owner may not reinvest in this subaccount.
Delaware Group Equity Funds IV- Class A Shares
Delaware Smid Cap Growth Fund	Delaware Smid Cap Growth Fund	Delaware Management Company
Investment Objective: Long-term capital appreciation.

Appendix B – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class policy with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the policy – Bonus Payment and Recapture.”

							Bonus
							Amount
		Transactions		Bonus Amounts		Account	Subject to
Date		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2009	The policy is issued	$400,000		$ 18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1 = 100% x $18,000 = $18,000

5/10/2010	First policy anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$155,000		$3,540	$273,160	$8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums = $431,700 — $11,700 — $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior = ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = ..3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio = $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second policy anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($10,000 — $0) = $10,000

5/10/2012	Third policy anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($10,000 — $0) = $6,500

Appendix C – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also made withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

				(A)	(B)
		Transactions		GMDB	Account
Date		Prem.	Withdr.	MAV Base	Value	Death Benefit

5/10/2009	The policy is issued	$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First policy anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d – adjusted withdrawal = $120,000 – $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)
	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before – adjusted withdrawal = $114,000 – $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second policy anniversary			$76,000	$70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix D – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB*

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

			Transactions		(A) GMDB	(B) GMDB Roll-Up	(C) Account
Date			Prem.	Withdr.	MAV Base	Base	Value	Death Benefit
5/10/2009		The policy is issued	$100,000		$100,000	$100,000	$100,000	$100,000 (maximum of (A), (B), (C))

5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000

GMDB MAV Base = greatest of anniversary values = $100,000

GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000

5/10/2010		First policy anniversary			$110,000	$105,000	$110,000	$110,000 (maximum of (A), (B), (C))

Assume account value increased by $10,000 due to positive investment performance.

5/10/09 anniversary value = account value on 5/10/09 = $110,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000

6/28/2010		Owner puts in $10,000 additional premium	$10,000		$120,000	$115,690	$114,000	$120,000 (maximum of (A), (B), (C))

Assume account value decreased by $6,000 due to negative investment performance.

5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium

= $105,000 × (1.05)^(49/365) + $10,000 = $115,690

8/3/2010		Owner takes a $5,000 withdrawal		$5,000	$114,000	$111,200	$95,000	$114,000 (maximum of (A), (B), (C))
		Assume account value decreased by $14,000 due to negative investment performance.
	MAV adj. w/d = withdrawal ×	(GMDB MAV Base before withdrawal)
		(account value before withdrawal)
		= $5,000 × ($120,000/$100,000) = $6,000
		5/10/09 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d = $120,000 – $6,000 = $114,000
		GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000
		Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
		GMDB Roll-Up Base = 5/10/11 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d = $105,000 × (1.05)^(85/365) + $10,000 – $5,000 = $111,200
9/22/2010		Owner takes a $40,000 withdrawal		$40,000	$76,000	$74,608	$80,000	$80,000 (maximum of (A), (B), (C))
		Assume account value increased by $25,000 due to positive investment performance.
	MAV adj. w/d = withdrawal ×	(GMDB MAV Base before withdrawal)
		(account value before withdrawal)
		= $40,000 × ($114,000/$120,000) = $38,000
		5/10/11 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d
		= $114,000 – $38,000 = $76,000
		Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. w/d = withdrawal ×	(GMDB Roll-Up Base before withdrawal)
		(account value before withdrawal)
	= $40,000 ×	($105,000 × (1.05)^(135/365) + $10,000 – $5,000) = $37,304
		($120,000)
		GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/ds
		= $105,000 x (1.05)^(135/365) + $10,000 – $ 5,000 – $37,304 = $74,608
5/10/2011		Second policy anniversary			$76,000	$77,946	$70,000	$77,946 (maximum of (A), (B), (C))
		Assume account value decreased by $10,000 due to negative investment performance. 5/10/11 anniversary value = account value on 5/10/11 = $70,000
		GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000
		GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
		= $105,000 x 1.05 + $10,000 – $5,000 – $37,304 = $77,946

*  For purposes of this example, assume the policy was not issued in the State of Washington.

Appendix E – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a policy owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”

Example: Assume that a policy owner, (age 60) purchases a Merrill Lynch Investor Choice Annuity® (B Class) policy with the Additional Death Benefit, and the policy owner makes an initial premium payment of $100,000. The policy owner’s spouse is age 55 and is named the primary beneficiary. The account value less uncollected charges as of receipt of due proof of death is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the policy owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$ 45,000

Assuming the Account Value less uncollected charges is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the policy owner was age 70, the percentage used in the above calculations would have been 30% since the policy owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

*    For purposes of this example assume the policy is not issued in the state of Washington.

APPENDIX F — Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) policy with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the policy anniversaries shown:

Policy Anniversary*	GMIB Rider		GMIB EXTRA Rider (Applicable to policy owners who purchased the policy prior to June 23, 2008)		GMIB EXTRA Rider (Applicable to policy owners who purchased the policy on or after June 23, 2008)****)
	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**
5th	$127,628	Not Available For Exercise	$127,628	Not Available For Exercise	$133,823	Not Available For Exercise
10th	$162,889	$9,011	$162,889	$9,011	$179,085	$8,682
15th	$207,893	$12,997	$207,893	$12,997	$239,656	$13,085
20th	$265,330	$18,976	$265,330	$18,976	$320,714	$20,013
25th	$265,330	$21,715	$338,635	$27,714	$429,187	$30,798
30th***	$265,330	$24,516	$432,194	$39,935	$574,349	$47,418
35th	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The policy may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each policy anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.

***	If the policy were not annuitized during the 30 day period following this policy anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

****	Subject to state availability.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX G – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class policy with an initial premium of $100,000 on July 1, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately took your first withdrawal. You continue to take withdrawals each policy Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical policy values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

			Transactions		Policy	GMWB		GLA
Date			Prem.	Withdr.	Value	Base	GLA	REMAINING
7/1/2009		The policy is issued and the owner takes a $6,000 withdrawal.	$100,000		$94,000	$100,000	$6,000	$ —
		The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2012		10th Monthaversary in the second policy year			$120,000	$100,000	$6,000	$6,000

		Assume policy value increased by $26,000 due to positive investment performance and that this is the highest monthaversary value since issue. Assume no prior annual ratchet
7/1/2012		Third policy anniversary			$115,000	$120,000	$7,200	$7,200

Assume policy value decreased by $5,000 due to negative investment performance and that the $120,000 policy value achieved in month 10 represents the highest monthaversary value for the policy year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%

8/15/2012		Owner takes a $7,200 withdrawal		$ 7,200	$103,000	$120,000	$7,200	$ —
		Assume policy value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the policy year
10/1/2012		Owner takes a $35,000 withdrawal		$35,000	$65,000	$65,000	$ —	$ —
		Assume policy value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
		account value before the excess withdrawal
		= ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
		= $42,000
		GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
		= Min ($120,000 — $42,000, $65,000) = $65,000
7/1/2013	Fourth policy anniversary				$64,000	$65,000	$3,900	$3,900
		Assume policy value decreased by $1,000 to $64,000 due to negative investment performance
10/1/2013		Owner takes a $39,900 withdrawal		$39,900	$16,000	$16,000	$3,900	$ —
		Assume policy value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the policy year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
		account value before the excess withdrawal
	= $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
	= $45,000
		GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
		= Min ($65,000 — $45,000, $55,900 — $39,900)
		= Min ($20,000, $16,000) = $16,000
7/1/2021		Twelfth policy anniversary — Owner requests a $800 withdrawal		$ 800	$ —	*GMWB RIDER TERMINATED*

Assume withdrawals equal to the GLA have been taken each policy year and the Automatic Step-Up has not changed the GMWB Base. Assume policy value has decreased by $15,200 to $800 due to withdrawals and negative investment performance. You receive the remaining $800 of policy value and the Company pays

You an additional $160. The GMWB Rider and Base policy terminate. Lifetime monthly payments of

$960 /12 = $80 are established with an Annuity Date of 7/1/2023

Appendix H – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Capital Appreciation, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, Invesco Value Opportunities, AB Value, AMG Managers Cadence Capital Appreciation, Davis New York Venture, Dreyfus Appreciation, Federated Equity Income Fund, Inc., Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, AllianzGI NFJ Dividend Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, TA Dividend Focused, TA Diversified Equity, Invesco Comstock
Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid Cap Stock Fund, Janus Enterprise Fund, Columbia Mid Cap Growth, TA Multi-Cap Growth
Small Cap	BlackRock Value Opportunities, AB Discovery Value, Columbia Acorn USA, Oppenheimer Main Street Mid Cap Fund, Pioneer Select Mid Cap Growth Fund , JPMorgan Small Cap Growth, TA Small/Mid Cap Value
International	Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AB International Value, BlackRock International, Columbia Acorn International, BlackRock Global Opportunities Portfolio
Balanced	BlackRock Global Allocation Fund
Money Market	Ready Assets Government Liquidity Fund
Fixed Income	BlackRock Total Return, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration, TA Flexible Income
Alternative	Cohen & Steers Real Estate Securities Fund, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares

Appendix I – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a policy with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your policy will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the policy and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the policy (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the policy, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the policy at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in policy to zero. Investment in the policy after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the policy is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the policy at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the policy is greater than both the guaranteed lifetime payment and the account value. Investment in the policy immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the policy is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the policy of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the policy is recovered. After the entire investment in the policy is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix J – State Policy Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the policy’s features and benefits as previously described in this Prospectus.

States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Right to Review” (“Free Look”)” “ See “Partial Withdrawals – Systematic Withdrawal Program” See “Dollar Cost Averaging”

For policies issued in California to policy owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Ready Assets Government Liquidity Fund Subaccount, we will refund the account value less any bonus amounts as of the date you return the policy.

This feature begins 35 days after the policy date.

This feature begins 35 days after the policy date.

Maryland	C Class policies	Not available.
Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.
Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.
Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class policies issued in Oregon, the bonus rate will never be lower than the rate shown on your policy Schedule Page.
Washington	See “Bonus Payment and Recapture” See “Death Benefit – GMDB Roll-Up Base A” “Additional Death Benefit”

For XC (bonus) Class policies issued in Washington, the bonus rate will never be lower than the rate shown on your policy Schedule Page.

Interest rate credited to premiums allocated to subaccounts (other than Restricted Subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.

Not available.

Appendix K – Differences between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age for policies purchased through established IRA, Roth IRA, SEP IRA, or tax sheltered annuity policies is 75 (older annuitant). No minimum issue age.	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your policy on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Natural owner(s) must be annuitant(s) and only spouses may be joint annuitants.
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your policy on or after June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your policy on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 policy years or the policy anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the policy anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the policy anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the policy anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base.	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday (restarts the 10-year waiting period).
RMD Provision	RMD withdrawals will reduce the GMIB Roll-Up Base in the same manner as all other withdrawals.	RMD withdrawals attributable to assets in the policy will reduce the GMIB EXTRA Roll-Up Base subject to limited dollar-for-dollar treatment. (“See Required Minimum Distributions”).
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your policy prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix L – Differences Between Single Life GMWB and Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge	• The current charge is 0.60% (0.65% if you purchased your policy on or after June 23, 2008) (1.25% maximum). • The current charge is 0.80% if you elect the Income Enhancement Benefit (1.55% maximum).	The current charge is 0.75% (0.85% if you purchased your policy on or after June 23, 2008) (1.50% maximum). • The current charge is 1.15% if you elect the Income Enhancement Benefit (2.00% maximum).
Policy Structuring	Joint annuitants are not permitted.	Joint annuitants are permitted, but must be spouses.
Annuitant Changes

•     Changes of annuitant are not permitted under the Single Life rider, except upon spousal continuation. If spousal continuation occurs prior to the first withdrawal, the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•     The Lifetime Income Percentage may change because it is based on the spouse’s age on the spousal continuation date.

•     The continuing spouse must be at least 60 years old (if you purchased your policy prior to January 11, 2008) or 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008) on the date of the change (there is no minimum age requirement if you purchased your policy on or after June 23, 2008).

•     Adding a new joint annuitant resets the GMWB Base to the current account value, if lower. Where a new annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•     The Lifetime Income Percentage may change based on the younger spouse’s age on the date of the change, or on the surviving spouse’s age on the spousal continuation date, if greater.

•     If the joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•     The new joint annuitant spouse must be at least 60 years old (if you purchased your policy prior to January 11, 2008) or 55 years old (if you purchased your policy on or after January 11, 2008, but before June 23, 2008 and not more than 80 years old (there is no minimum age requirement if you purchased your policy on or after June 23, 2008) when added, except upon spousal continuation, in which case, the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your policy prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix M — GMWB Variations Depending On Date of Policy Purchase

The GMWB varies depending on when you purchased your Policy. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll-Up Rest
If you purchased your policy prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third policy anniversary, if we are increasing your GMWB Base to equal your policy value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the policy value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third policy anniversary.	You may cancel the GMWB rider on each third policy anniversary after the policy date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third policy anniversary after the policy date.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the policy value on each policy anniversary thereafter; and (b) is the sum of all additional premiums since the date of the highest policy value used in the last anniversary value calculation.	Not available.
If you purchased your policy on or after September 1, 2006, but prior to January 12, 2007:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any policy Anniversary, if we are increasing your GMWB Base to equal your policy value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the policy value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each policy anniversary.	Same as above.	Same as above.	Same as above.	Not available.
If you purchased your policy on or after January 12, 2007:	Same as above.	Same as above.	You may cancel the GMWB rider on each fifth policy anniversary after the policy date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth policy anniversary after the policy date.	Same as above.	On each of the first five policy anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the policy value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll-Up Rest
If you purchased your policy on or after June 23, 2008:	Same as above.

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the policy year, the GMWB Base may be increased through automatic step-ups on each policy anniversary. The GMWB Base will be reset to equal your policy value, if higher.

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the policy year, the GMWB Base may be increased through automatic step-ups on each policy anniversary. The GMWB Base will be reset to equal the greater of (a) the policy value or (b) the highest monthaversary policy value since the last policy anniversary, if such value is higher than the GMWB Base.

			Same as above.	Same as above.	The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each policy anniversary thereafter, is the highest policy value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the last policy anniversary.	On each of the first ten policy anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such policy anniversary.
		Minimum Age Requirement to Purchase the GMWB*				Income Enhancement Benefit
If you purchased your policy prior to January 11, 2008		You and your joint annuitant (if applicable) must be at least 60 years old.				Not available.
If you purchased your policy on or after January 11, 2008, but prior to June 23, 2008		You and your joint annuitant (if applicable) must be at least 55 years old.				Not available.
If you purchased your policy on or after June 23, 2008		There is no minimum age requirement.				Available.

*Please note that the age bands also differ based on the policy date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”.

APPENDIX N- Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class policy with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your policy as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

Date			Transactions		Account	GMIB Extra Roll-Up Base	GMIB Extra Roll-Up Base	5% GMIB Dollar-for-Dollar Withdrawal Limit for	Remaining 5% GMIB Dollar-for-Dollar Withdrawal
			Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Policy Year	Limit for
									Policy Year
6/1/2009		The policy is issued	$100,000		$100,000	$100,000	$100,000	$5,000	$5,000
1/1/2014		Enter 2014 tax year			$125,000	$125,095	$125,095	$6,078	$6,078

		Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).
6/1/2014		Fifth policy anniversary			$130,000	$127,645	$127,645	$6,382	$6,382
		Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)

9/1/2014		You take $5,000 withdrawal		$5,000	$125,000	$129,225	$124,225	$6,382	$1,382
		Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the policy year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar- for-dollar.						(additional $118 will be permitted for RMD)
1/1/2015		Enter 2015 tax year			$135,000	$126,349	$126,349	$6,382	$1,382
		Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)

3/1/2015		Service Center notified $6,700 withdrawal will be taken for RMD purposes		$6,700	$98,300	$127,389	$119,261	$6,381	$ —
		Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $6,700 as a result of withdrawal. Cumulative withdrawals during the policy year = $5,000 + $6,700 = $11,700. Since the RMD amount for the 2015 tax year is $6,500, any withdrawal that causes cumulative withdrawals during the policy year to exceed $6,500 will be treated as an adjusted withdrawal and the GMIB EXTRA Roll-Up Base will be “adjusted” as follows:						(additional $118 will be permitted for RMD)
	Adjusted Withdrawal = withdrawal ×	(GMIB EXTRA Roll-Up Base before withdrawal)
		(Account Value before the withdrawal)
		= ($6,700) × ($127,389 /$105,000) = $8,129
		GMIB EXTRA Roll-Up Base = GMIB EXTRA Roll-Up Base (prior to withdrawal) — Adj.Withdrawal = $127,389 — $8,129 = $119,261

6/1/2015		Sixth policy anniversary			$98,000	$120,899	$120,899	$6,045	$6,045
		Assume no change in Account Value.						(additional $655 will be permitted for RMD)
9/1/2015		No activity			$98,000	$122,395	$122,395	$6,045	$6,045
								(additional $655 will be permitted for RMD)

APPENDIX O- Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class policy with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your policy as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

Date		Transactions		Account	GMIB Extra Roll-Up Base	GMIB Extra Roll-Up Base	5% GMIB Dollar-for-Dollar Withdrawal Limit for	Remaining 5% GMIB Dollar-for-Dollar Withdrawal Limit for
		Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Policy Year	Policy Year
6/1/2009	The policy is issued	$100,000		$100,000	$100,000	$100,000	$5,000	$5,000
1/1/2014	Enter 2014 tax year			$125,000	$125,095	$125,095	$6,078	$6,078

	Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).

6/1/2014	Fifth policy anniversary			$130,000	$127,645	$127,645	$6,382	$6,382
	Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)

9/1/2014	You take $5,000 withdrawal		$5,000	$125,000	$129,225	$124,225	$6,382	$1,382
	Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the policy year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar-for-dollar.						(additional $118 will be permitted for RMD)

1/1/2015	Enter 2015 tax year			$135,000	$126,349	$126,349	$6,382	$1,382
	Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)

3/1/2015	Service Center notified $1,500 withdrawal will be taken for RMD purposes		$1,500	$103,500	$127,389	$125,889	$6,381	$ —
	Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $1,500 as a result of withdrawal. Cumulative withdrawals during the policy year = $5,000 + $1,500 = $6,500. Since cumulative withdrawals during the policy year do not exceed the RMD amount, the $1,500 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $118 will be permitted for RMD)

6/1/2015	Sixth policy anniversary			$103,500	$127,572	$127,527	$6,376	$6,376
	Assume no change in Account Value.						(additional $324 will be permitted for RMD)
9/1/2016	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$5,000	$98,500	$129,105	$124,105	$6,376	$1,376
	Assume now Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the policy year = $5,000. Since cumulative withdrawals during the policy year do not exceed the RMD amount, the $5,000 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $324 will be permitted for RMD)

APPENDIX P — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class policy with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your policy as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date			Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in Policy	Excess Withdrawal
			Prem.	Withdr.	Value	GMWB Base	Amount	Year	Amount

6/1/2009		The policy is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$5,000	$2,000	$ —
		The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.

1/1/2010		Enter 2010 tax year			$97,000	$100,000	$5,000	$2,000

		Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $5,500 (based on IRA owner’s age and sex).

3/1/2010		Service Center notified $5,000 withdrawal will be taken for RMD purposes		$5,000	$92,000	$96,907	$5,000	$ —	$3,000
		Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the policy year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the policy year exceeds the GLA amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:
	Adjusted Withdrawal = Excess withdrawal ×	(GMWB Base before withdrawal)
		(Account Value before the withdrawal)
		= ($3,000) × ($100,000 /$97,000) = $3,093
		GMWB Base = GMWB Base (prior to withdrawal) — Adj.Withdrawal
		= $100,000 — $3,093 = $96,907

6/1/2010		policy anniversary			$92,000	$96,907	$4,845	$4,845
		Assume no change in Account Value.

9/1/2010		No Activity			$92,000	$96,907	$4,845	$4,845

APPENDIX Q — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class policy with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your policy as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in	Excess Withdrawal
Date				Value	GMWB Base	Amount	Policy Year	Amount
		Prem.	Withdr.
6/1/2009	The policy is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$5,000	$2,000	$—
	The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.

1/1/2010	Enter 2010 tax year			$97,000	$100,000	$5,000	$2,000
	Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $6,000 (based on IRA owner’s age and sex).

06/1/2010	policy anniversary			$97,000	$100,000	$5,000	$5,000	$—
	Assume no change in Account Value.					(additional $1,000 will be permitted for RMD)
9/1/2010	Service Center notified $6,000 withdrawal will be taken for RMD purposes		$5,000	$91,000	$100,000	$5,000	$ —	$—
	Assume Account Value decreased by $6,000 as a result of withdrawal. Cumulative withdrawals during the policy year = $6,000. Since cumulative withdrawals during the policy year is equal to the RMD amount, the $6,000 withdrawal will not reduce the GMWB Base.					(additional $1,000 will be permitted for RMD)

6/1/2011	Policy anniversary			$91,000	$100,000	$5,000	$5,000

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

Suite 180

Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2017 Merrill Lynch Investor Choice Annuity® (IRA Series)

This individual deferred variable annuity contract (the “Contract”) also referred to as policy is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Transamerica Advisors Life Insurance Company (“Transamerica”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA, that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2017, which is available on request and without charge by writing to or calling Transamerica at the Service Center address or phone number set forth above.

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Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 1801 California Street, Suite 5200 Denver, Colorado 80202. Distributor is an indirect, wholly owned subsidiary of Aegon USA, Inc. (“Aegon USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2016, 2015, and 2014, Transamerica Capital, Inc. received $6,267,078,$7,420,382, and $7,860,786, in commissions.

Financial Statements

The financial statements of Transamerica included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica to meet any obligations it may have under the Contract.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica may quote in advertisements and sales literature the current annualized yield for the Ready Assets Government Liquidity Fund Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

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Current Yield = ((NCF – ES)/UV) X (365/7)

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Transamerica also may quote the effective yield of the Ready Assets Government Liquidity Fund Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Ready Assets Government Liquidity Fund Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Ready Assets Government Liquidity Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Government Liquidity Fund Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Government Liquidity Fund Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

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Yield = 2 X ((((NI – ES)/(U X UV)) + 1)(6) – 1)

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES	=	expenses of the subaccount for the 30-day or one-month period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

5

TR = ((ERV/P)(1/N)) – 1

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).
ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.

From time to time, Transamerica also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.

From time to time, Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

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1

PART I

The “Business” section and other parts of this Form 10-K contain forward-looking statements that involve inherent risks and uncertainties. Statements that are not historical facts, including statements about our beliefs and expectations, and containing words such as “believe,” “estimate,” “anticipate,” “expect,” or similar words are forward-looking statements. Our actual results may differ materially from the projected results discussed in the forward-looking statements. Factors that could cause such differences include but are not limited to, those discussed in “Part 1 – Item 1A. Risk Factors” and in the “Forward-Looking Statements” in “Part II – Item. 7. Management’s Narrative Analysis of Results of Operations” of the Form 10-K. Our financial statements and the accompanying notes to the financial statements are presented in “Part II – Item  8. Financial Statements and Supplementary Data.”

Item 1. Business

Transamerica Advisors Life Insurance Company (“TALIC,” the “Registrant,” the “Company,” “we,” “our,” or “us”) is a wholly owned subsidiary of Transamerica Corporation (“TA Corp”), which is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. The Company was formerly a wholly owned subsidiary of AEGON USA, LLC (“AUSA”), which merged into TA Corp effective December 31, 2015. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia, and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.

The Company is a life insurance company that conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company was incorporated under the laws of the State of Washington on January 27, 1986 and redomesticated to the State of Arkansas on August 31, 1991. The Company is currently subject to primary regulation by the Arkansas Insurance Department.

The Company is currently licensed to conduct business in 49 states, the District of Columbia, the U.S. Virgin Islands, and Guam. During 2016, life insurance and/or annuity deposits on existing policies received in states the Company is licensed to conduct business were concentrated in Florida, 24%, Pennsylvania, 7%, North Carolina, 7%, Illinois, 7%, California, 6%, Ohio, 6%, and Texas, 6%.

While the Company is no longer issuing new life insurance, variable annuity or market value adjusted annuity products, it continues to service this closed block of business which is organized into two segments: Annuity and Life Insurance.

The Annuity segment administers variable and fixed annuity products. The variable annuity products include various guaranteed benefits. These include Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Income Benefits (“GMIB”) and Guaranteed Minimum Withdrawal Benefits (“GMWB”) along with fixed contingent annuities sometimes referred to as a contingent deferred annuity (“CDA”) that includes a stand-alone living benefit (“SALB”). A SALB is essentially a guaranteed lifetime withdrawal benefit that exists independently and is applied to mutual funds and exchange—traded funds. Existing certificate owners of the CDAs may continue to make subsequent contributions, as permitted by the terms of their CDA contracts. Revenue earned on annuity products, including CDAs, is primarily fees driven from market movements and net asset flows.

The Life Insurance segment administers variable life and interest sensitive whole life insurance policies. These policies provide for life insurance death benefits and accumulation of cash value. Interest sensitive life policies provide a minimum guaranteed rate for accumulation of cash value and a guaranteed death benefit. Certain variable life insurance policies may contain a guaranteed minimum death benefit that may last until maturity of the contract. Funds contained in our variable life contracts are invested in the Separate Accounts which offer various bond and equity investment options. Revenue on interest sensitive whole life insurance policies is generated from monthly deductions for cost of insurance (“COI”) and expense charges as well as investment spreads. Revenue on variable life policies is generated from fees on the Separate Accounts as well as monthly deductions for expenses and COI.

Information pertaining to contract owner deposits, contract owner account balances, and capital contributions can be found in the Company’s Financial Statements which are contained herein.

2

The Registrant files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K and other information required by the Securities Exchange Act of 1934 (the “Exchange Act”) with the Securities and Exchange Commission (the “SEC”). As soon as reasonably practicable after the Registrant electronically makes these filings and any amendments to these filings, with, or furnishes them to, the SEC, we make them available through the Transamerica website at www.transamerica.com. Click first on “About Us,” click next on “Who We Are – Financial Strength” and then click on “Transamerica Advisors Life Insurance Company” on the Financial Strength page. Any materials we file with the SEC are also publicly available through the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Item 1A. Risk Factors

Risk Factors that Could Affect Transamerica Advisors Life Insurance Company

In the course of conducting its business operations, the Company could be exposed to a variety of risks that are inherent to the insurance industry. The risks described below and elsewhere in this Form 10-K are not the only risks facing the Company. Additional risks and uncertainties not currently known to the Company or that the Company currently deems to be immaterial also may materially adversely affect the Company’s business, financial condition, and/or operating results.

Our operating environment continues to be affected by the uncertain general economic conditions in the U.S. and global economy. The steps we have taken to realign our business and strengthen our capital position may not be adequate to mitigate the financial and other risks associated with our operating environment, which could materially affect our results of operations and financial condition

Uncertainty in the U.S. and global economies and market continue to affect our operating environment. Our operating results, financial condition and statutory capital remain sensitive to equity market volatility and performance, and expectations are that market conditions will continue to impact returns in our investment portfolio. Concerns over global market conditions and the ability of the U.S. Government to manage the U.S. deficit have contributed to increased volatility and diminished expectations for the U.S. economy and the market going forward, which may have an adverse effect on us given our equity market exposure, and our revenue may decline in such circumstances. In addition, we may experience an elevated instance of claims and lapses or surrenders of our policies. For example, clients may have an elevated need for access to their funds in times of a market downturn causing an increase in claims and or surrenders of our policies. Adverse changes in the economy could affect earnings negatively and could have a material adverse effect on our results of operations and financial condition.

We maintain a level of cash and securities that, combined with expected cash inflows from investments and operations, is intended to meet anticipated short-term and long-term benefit obligations. However, withdrawal and surrender levels may differ from anticipated levels for a variety of reasons, such as changes in economic and market conditions. In addition, disruptions, uncertainty, or volatility in the capital and credit markets may limit our access to capital required to operate our business. Such market conditions may limit our ability to satisfy statutory capital requirements, fund redemption requests, and generate fee income and market-related revenue to meet liquidity needs. In such a case, we may be forced to utilize available internal resources or bear an unattractive cost of capital, which could decrease our profitability and significantly reduce our financial flexibility and liquidity.

We are exposed to significant financial and capital markets risk, including changes in interest rates, credit spreads, and equity prices that may have a material adverse effect on our results of operations, financial condition and liquidity

We are exposed to significant financial and capital markets risks, including changes in interest rates, credit spreads, equity prices, market volatility, performance of the global economy, in general, the performance of the specific obligors included in our portfolio and other factors outside our control. Our exposure to interest rate risk relates primarily to market price and cash flow variability associated with changes in interest rates. A rise in interest rates will decrease the net unrealized gain position of our investment portfolio and sustained increases in interest rates may result in policyholders surrendering their contracts, which may require us to liquidate assets in an unrealized loss position. Tax planning strategies can also be adversely affected by a rise in interest rates by limiting the ability to recognize tax benefits associated with operating and capital loss carryforwards. Conversely, due to the long-term nature of some of our liabilities, sustained declines in interest rates may subject us to reinvestment risk, increased hedging costs, spread compression and capital volatility.

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The exposure to credit spreads primarily relates to market price variability and reinvestment risk associated with changes in credit spreads. If issuer credit spreads widen or increase significantly over an extended period of time, it would likely result in additional other-than-temporary impairments and increases in the net unrealized loss position in our investment portfolio. If credit spreads tighten significantly, net investment income associated with new purchases of fixed maturities may be reduced. Credit spread tightening may also cause an increase in the reported value of certain liabilities that are valued using a discount rate that reflects our own credit spread (“own credit spread” is the impact to the fair value measurement of certain liabilities which takes into account the risk that an obligation will not be fulfilled.) In addition, market volatility may make it difficult to value certain of our securities if trading becomes less frequent. As such, valuations may include assumptions or estimates that may result in significant period-to-period changes due to market volatility, which could have a material effect on our results of operations or financial condition.

The exposure to equity risks relates to the potential for lower earnings associated with our equity-based Separate Accounts, where fee income is earned based upon account values. The significant fluctuations and volatility in equity markets over the last several years have significantly impacted the account values and related fee income during those years. In addition, certain of our products offer guaranteed benefits that increase our potential benefit exposure and statutory capital exposure if equity markets decline. See “Changes in equity markets and interest rates affect the profitability of our products with guaranteed benefits, therefore, such changes may have a material adverse effect on our financial results” below. Sustained declines in equity markets may result in the need to devote significant additional capital to support these products.

The insurance industry is heavily regulated and changes in regulation may adversely affect our results of operations and liquidity

The insurance industry is subject to comprehensive state regulation and supervision. We are also impacted by federal legislation and administrative policies in areas such as financial services regulations and federal taxation. The primary purpose of state regulation of the insurance business is to protect policyholders. The laws of the various states establish insurance departments with broad powers to regulate such matters as: licensing companies to transact business, admitting statutory assets, regulating unfair trade and claims practices, establishing statutory reserve requirements and solvency standards, restricting various transactions between affiliates and regulating the types, amounts and valuation of investments. State insurance regulators, federal regulators and the National Association of Insurance Commissioners (“NAIC”) continually reexamine existing U.S. laws and regulations, and may impose changes in the future.

State insurance guaranty associations have the right to assess insurance companies doing business in their state for funds to help pay the obligations of insolvent insurance companies to policyholders and claimants. As the amount and timing of an assessment is beyond our control, the liabilities established for these potential assessments may not be adequate.

The Dodd-Frank Act, which was enacted in July 2010, provided for comprehensive changes to the regulation of the financial services industry by granting existing government agencies and newly created government agencies and bodies (e.g., the Financial Stability Oversight Council and the Federal Insurance Office) authority to promulgate new financial regulations applicable to financial institutions. These regulations subject the Company to a number of requirements, including, among others, stress tests and stricter prudential standards, such as stricter requirements and limitations relating to liquidity, credit exposure and risk management. In addition, the sections of these regulations that have not been fully adopted or implemented may subject the Company to a number of time consuming procedures that could increase expenses and may limit the flexibility in our investments portfolio which may result in lower returns. In addition, the Dodd-Frank Act authorizes the Federal Insurance Office, which does not have general authority over the business of insurance, to make recommendations to the Financial Stability Oversight Council that certain insurers be subject to more stringent regulation. Further, as required by the Dodd-Frank Act, the Federal Insurance Office has issued a report with recommendations on how to modernize and improve the system of insurance regulation in the United States. Many of the provisions of this legislation require substantial rulemaking across numerous agencies within the federal government. The Company has new reporting, initial margin and variation margin obligations under the Dodd-Frank Act and its regulations. Although the modernization of the insurance regulation system has begun, it is proceeding substantially slower than the aggressive schedule contemplated at the time of enactment. Consequently, the Company cannot predict the ultimate impact of these provisions on our results of operations, liquidity or capital resources.

4

Potential changes in federal or state tax laws, including changes impacting the availability of the Separate Accounts dividend received deduction, may adversely affect our business, results of operations, and financial condition

Changes in federal and state tax laws could make the Company’s products less attractive to consumers. For example, enacted reductions in the federal income tax that individual investors are required to pay on dividends and capital gains on stocks and mutual funds provide an incentive for some customers and potential customers to shift assets into mutual funds, and away from variable annuity products. These enacted tax rate reductions may impact the relative attractiveness of annuities as compared to stocks and mutual funds. In addition, the Company currently benefits from certain tax benefits, such as dividends received deductions and tax credits, which could be eliminated or lessened by changes in U.S. laws.

The U.S. Government, as well as state governments, also considers from time to time tax law changes that may increase the amount of taxes that the Company pays. Although the specific form of any such potential legislation cannot be anticipated, it may include lessening or eliminating some or all of the tax advantages currently benefiting the Company or its policyholders. This could occur in the context of deficit reduction or other tax reforms. The effects of any such changes could result in lapses of policies currently held and/or the incurrence of higher corporate taxes which could have a material adverse effect on our financial condition and results of operations.

Changes in equity markets and other factors may significantly affect our financial results

The Company’s revenues earned through fees charged against equity-based Separate Accounts assets are generally based upon account values. A weak performance in equity markets results in lower Separate Account assets values, which negatively affects our results of operations through decreased policy fee revenues and increased benefit loss exposure. Decreased fee revenues resulting from weak equity markets decreases the expected gross profits (“EGPs”) from variable annuity products as do higher-than-expected lapses, mortality rates, and benefit expenses. The lower EGPs further have a material adverse effect on our results of operations and capital resources through higher net amortized costs related to deferred acquisition costs (“DAC”), deferred sales inducements (“DSI”), and value of business acquired (“VOBA”.) For more information on DAC, DSI, and VOBA amortization, see Notes to Financial Statements, Note 1 Summary of Significant Accounting Policies.

Changes in equity markets and interest rates affect the profitability of our products with guaranteed benefits; therefore, such changes may have a material adverse effect on our financial results

The valuation of liabilities related to the GMDB and GMIB for variable annuities is tied to the difference between the value of the underlying accounts and the guaranteed death or income benefit, calculated using a benefit ratio approach. The GMDB and GMIB liability valuations take into account the present value of total expected GMDB and GMIB payments and the present value of total expected assessments over the life of the contract and claims and assessments to date. Both the level of expected GMDB and GMIB payments and expected total assessments used in calculating the benefit ratio are affected by the equity markets. Accordingly, a decrease in the equity markets will increase the net amount at risk under the GMDB and the GMIB benefits that we offer as part of our variable annuity products, which has the effect of increasing the value of GMDB and GMIB liabilities we must record.

The valuation of liabilities related to the GMWB for variable annuities is based on the fair value of the underlying benefit. The liabilities related to GMWB benefits valued at fair value are impacted by changes in equity markets, volatility and interest rates. Accordingly, a decrease in the equity markets, along with a decrease in interest rates, will result in an increase in the value of GMWB liabilities we must record.

The value of recoverables related to the reinsurance of guaranteed minimum income benefits (“GMIB reinsurance”) for variable annuities is based on the fair value of the underlying benefit. The recoverables related to the GMIB reinsurance benefits valued at fair value are affected by changes in equity markets, volatility and interest rates. Accordingly, strong equity markets and increases in interest rates will generally decrease the value of the GMIB reinsurance recoverables. Market volatility may cause our recorded liabilities to change from period to period, resulting in volatility to our results of operations and financial performance. Changes in the values of guaranteed benefits would result in a charge /credit to earnings in the quarter in which the liabilities are increased or decreased.

A customized dynamic hedge program is maintained to mitigate the risks associated with income volatility around the change in reserves on GMWB. However, the hedge positions may not be effective to exactly offset the changes in the carrying value of the guarantees due to, among other things, the time lag between changes in their values and corresponding changes in the hedge positions, high levels of volatility in the equity markets and derivatives, extreme

5

swings in interest rates, contract holder behavior that is different than expected, and divergence between the performance of the underlying funds and the hedging indices. In addition, a separate hedge program is maintained to mitigate the net equity risk associated with variable annuities and variable universal life products. The program does not hedge any specific product group, but rather provides protection against a portion of the total remaining equity tail risk after existing hedge programs across all products in extreme market decline scenarios. Any such program may not achieve the intended effect of offsetting market declines in equity fair values.

Our valuations of many of our financial instruments are based upon methodologies, estimates and assumptions that are subject to differing interpretations, which could result in changes to investment valuations that may materially adversely affect our results of operations and financial condition

Fixed maturity, equity, trading securities, free standing and embedded derivatives and Separate Account assets are reported at estimated fair value on our Balance Sheets. The determination of estimated fair value is made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

During periods of market disruption, including periods of rapidly widening credit spreads or illiquidity, it may be difficult to value certain of our securities if trading becomes less frequent and/or market data becomes less observable. There may be certain asset classes that were in active markets with significant observable data that become illiquid due to the financial environment. In such cases, the valuation of such securities may require more subjectivity and management judgment in determining their fair values and those fair values may differ materially from the value at which the investments may be ultimately sold. Further, rapidly changing and unprecedented credit and equity market conditions could materially impact the valuation of securities and period-to-period changes in value could vary significantly. Decreases and the volatility in value could have a material adverse effect on our results of operations and financial condition.

Defaults of our bonds, private placements and mortgage loan portfolios may adversely affect our profitability and shareholder’s equity

For general account products, we typically bear the risk for investment performance (return of principal and interest).We are exposed to credit risk on our fixed income portfolio (e.g. bonds, mortgages, private placements). Some issuers have defaulted on their financial obligations for various reasons, including bankruptcy, lack of liquidity, downturns in the economy, downturns in real estate values, operational failure, and fraud. Any event reducing the value of the fixed income portfolio other than on a temporary basis could have a material adverse effect on our business, results of operations, and financial condition.

Changes in market interest rates may adversely affect our financial results

The profitability of our fixed life and annuity products depends in part on interest rate spreads; therefore, interest rate fluctuations could negatively affect our financial results. Some of our fixed products have interest rate guarantees that expose us to the risk that changes in interest rates will reduce our “spread” or the difference between the amounts that we are required to pay under the contracts and the amounts we are able to earn on our general account investments intended to support our obligations under the contracts. Declines in our spread or instances where the returns on our general account investments are not enough to support the interest rate guarantees on these products could have a material adverse effect on our financial results.

In periods of increasing interest rates, we may not be able to replace the assets in our general account with higher yielding assets needed to fund the higher crediting rates. We therefore may have to accept a lower spread and thus lower profitability or face a decline in sales and greater loss of existing contracts and related assets. In periods of declining interest rates, we have to reinvest the cash we receive as interest or return of principal on our investments in lower yielding instruments than available previously. Moreover, borrowers may prepay fixed income securities in our general account in order to borrow at lower market rates, which exacerbates this risk. As we are entitled to reset the interest rates on our fixed rate annuities only at limited, pre-established intervals, and since many of our policies have guaranteed minimum interest or crediting rates, our spreads could decrease and potentially become negative.

In periods of increasing interest rates, policy loans and surrenders and withdrawals of life insurance policies and annuity contracts may increase as policyholders seek products with perceived higher returns. This process may lead to cash outflows of our existing block of business. These outflows may require investment assets to be sold at a time when the prices of those assets are lower because of the increase in market interest rates, which may result in realized investment losses. A sudden demand among policyholders to change product types or withdraw funds could lead us to sell assets at a loss to meet funding demands.

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In December 2016, the U.S. Federal Reserve raised its key interest rate, adding to the increase made one year prior; and has indicated a willingness to further increase rates over time. It is possible that the actions by the U.S. Federal Reserve could result in broader interest rate increases. If we are unable to respond to the changes in the interest rate environment, our business could be materially adversely affected.

Business and financial results may be adversely affected by an inability to sell assets to meet maturing obligations

We could be exposed to liquidity risk, which is the risk that we cannot quickly convert invested assets to cash without incurring significant losses. Our liquidity may be impaired due to circumstances that we may be unable to control, such as general market disruptions or an operational problem. Our ability to sell assets may also be impaired if other market participants are seeking to sell similar assets at the same time. The inability to sell assets to meet maturing obligations, a negative change in our credit ratings, or regulatory capital restrictions, may have an adverse effect on financial results.

Our participation in a securities lending program subjects us to potential liquidity and other risks

We participate in a securities lending program whereby fixed income securities are loaned by our agent bank to third parties, primarily major brokerage firms and commercial banks. The borrowers of our securities provide us with collateral, typically in cash, which we separately maintain. We invest such cash collateral in other securities, primarily in commercial paper and money market or other short-term funds.

Almost all securities on loan under the program can be returned to us by the borrower at any time. Returns of loaned securities would require us to return the cash collateral associated with such loaned securities. In addition, in some cases, the maturity of the securities held as invested collateral (e.g. securities that we have purchased with cash received from third parties) may exceed the term of the related securities on loan and/or the market value of these securities may fall below the amount of cash we are obligated to return to the borrower of our loaned securities. If we are required to return significant amounts of cash collateral on short notice and we are forced to sell securities to meet the return obligation, we may have difficulty selling such collateral that is invested in securities in a timely manner or we may be forced to sell securities in a volatile or illiquid market for less than we otherwise would have been able to realize under normal market conditions, or both. In addition, under stressful market and economic conditions, such as those conditions we have experienced, liquidity broadly deteriorates, which may further restrict our ability to sell securities.

Differences between actual claims experience and underwriting and reserving assumptions may require liabilities to be increased, which may have a material adverse effect on our financial results

Our earnings depend upon the extent to which actual claims experience is consistent with the assumptions used in setting the prices for products and establishing the technical provisions and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, earnings would be reduced. Furthermore, if these higher claims were part of a trend, we may be required to increase our liabilities, which may also reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the balance sheet and are being amortized into earnings over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income, and expenses) are not realized, the amortization of these costs may be accelerated and may require write-offs due to unrecoverability. This may have a material adverse effect on our financial results.

Inaccuracies in (financial) models could have a significant adverse effect on the Company’s business, results of operations and financial condition

Reliance on various (financial) models to measure risk and establish key results is critical to the Company’s operations. If these models or their underlying assumptions prove to be inaccurate, this could have a significant adverse effect on the Company’s business or performance because of the importance of our financial models to measure risk and establish accurate operating results.

Environmental liability exposure from our commercial mortgage loan portfolio may adversely affect our results of operations and financial condition

Liability under environmental protection laws relating to our commercial mortgage loan portfolio may adversely affect our results of operation. Under the laws of several states, contamination of a property may give rise to a lien on the property to secure recovery of the costs of cleanup. In some states, this kind of lien has priority over the lien of an

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existing mortgage against the property, which would impair our ability to foreclose on the property should the related loan be in default. In addition, we may be liable for costs of addressing releases or threatened releases of hazardous substances that require remedy at a property securing a mortgage loan held by us, which could have an adverse effect on our results of operations and financial condition.

A pandemic, terrorist attack or other catastrophic event may adversely affect our results of operations and liquidity

Our mortality experience may be adversely impacted by a catastrophic event. In addition, a severe catastrophic event may cause significant volatility in global financial markets, disruptions to commerce, and reduced economic activity. The resulting macroeconomic conditions may adversely affect our cash flows as well as the value and liquidity of our invested assets. We may also experience operational disruptions if our employees are unable or unwilling to come to work due to a pandemic or other catastrophe.

A computer system failure, cyber attack or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows

We use computer systems to store, retrieve, evaluate and utilize customer and company data and information. Our business is highly dependent on our ability to access these systems to perform necessary business functions such as providing customer support, administering variable products, making changes to existing policies, filing and paying claims, managing our investment portfolios, and producing financial statements. While we have policies, procedures, automation and backup plans designed to prevent or limit the effect of failure, our computer systems may be vulnerable to disruptions or breaches as a result of natural disasters, man-made disasters, criminal activity, pandemics, data and identity theft, or other events beyond our control. The failure of our computer systems for any reason could disrupt our operations, could result in loss of customer business and may adversely affect our profitability.

We retain confidential information on our computer systems, including customer information and proprietary business information. Any compromise of the security of our computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.

The Company’s operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of the Company’s information technology or communication systems may result in a material adverse effect on the Company’s results of operations and corporate reputation

We have systems and processes that are designed to support complex transactions and avoid system failure, fraud, information security failures, processing errors and breaches of regulation. Any failure in these systems and processes may lead to a materially adverse effect on the Company’s results of operations and corporate reputation. In addition, the Company must commit significant resources to maintain and enhance its existing systems in order to keep pace with industry standards and customer preferences. In addition, even though back-up and recovery systems and contingency plans are in place, interruptions, failures or breaches in security of these processes and systems may occur, and if they do occur, the Company may not be able to adequately address such failures or breaches. The occurrence of any of these events may have a materially adverse effect on the Company’s business, results of operations and financial condition.

If our internal controls are not effective, policyholders could lose confidence in our financial reporting

Section 404 of the Sarbanes-Oxley Act of 2002 requires us to conduct a comprehensive evaluation of our internal control over financial reporting. To comply with this statute, we are required to document and test our internal control over financial reporting and our management is required to assess and issue a report concerning our internal control over financial reporting.

Any failure to maintain or implement required new or improved controls, or any difficulties encountered during implementation, or any new material weaknesses resulting from changes in our operations, the market or the economy could cause a failure to meet periodic reporting obligations or result in material misstatements in our financial statements, and substantial costs and resources may be required to rectify these or other internal control deficiencies. If the company cannot produce reliable financial reports, policyholders could lose confidence in our reported financial information, and our financial condition, and reputation could be harmed.

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Changes in accounting standards may adversely affect our financial statements

Our financial statements are prepared in conformity with United States generally accepted accounting principles (“GAAP”) as prescribed by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). From time to time, we are required to adopt new or revised accounting standards or guidance. It is possible that future accounting standards we are required to adopt could change the current accounting treatment that we apply to our financial statements and that such changes could have a material adverse effect on our financial condition and results of operations.

Litigation and regulatory investigations may adversely affect our business, results of operations, and financial condition

The Company, like other life insurance companies, is subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which the Company operates. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. The outcome of any litigation or regulatory proceeding cannot be predicted with certainty.

The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations. See also Item 3. Legal Proceedings for further discussion.

We may not be able to protect our intellectual property and may be subject to infringement claims

We may be subject to costly litigation in the event that another party alleges that our operations or activities infringe upon another party’s intellectual property rights. Third parties may have, or may eventually be issued, patents that could be infringed by our products, methods, processes or services. Any party that holds such a patent could make a claim of infringement against us. We may also be subject to claims by third parties for breach of copyright, trademark, trade secret or license usage rights. Any such claims and any resulting litigation could result in significant liability for damages. If we were found to have infringed a third-party patent or other intellectual property rights, we could incur substantial liability, and in some circumstances could be enjoined from providing certain products or services to our customers or utilizing and benefiting from certain methods, processes, copyrights, trademarks, trade secrets or licenses, or alternatively could be required to enter into costly licensing arrangements with third parties, all of which could have a material adverse effect on our business, results of operations and financial condition.

The Company has discontinued sales of new products, which adversely affects its growth in revenues.

The economic environment in recent years presented significant challenges to the Company’s ability to issue certain products at competitive returns, which led to the Company’s election to discontinue new sales of life insurance, variable annuity and market value adjusted products. In 2012, the Company launched a fixed contingent annuity (also sometimes referred to as a CDA) that includes a SALB rider, but is no longer accepting new investors as of November 22, 2015. Existing certificate owners of CDAs are not affected and may continue to make subsequent contributions, as permitted by the terms of the CDA contract. There is a risk that state regulators could determine that existing actuarial or financial standards are inadequate when applied to CDAs and therefore require more stringent regulations, which could impact the Company’s ability to accept additional new investment from existing contract owners, potentially making growth of future revenues even more limited and uncertain.

The uncertainty of the performance of the securities markets would also mean that where the Company’s revenues are dependent on fees or charges based on the market value of investments underlying the policies, the Company’s revenues would also be uncertain. Further, as policyholders surrender their policies and the number of policies in force is reduced, and as policyholders die or otherwise withdraw value from their policies, the revenues that the Company receives for policy and rider administration, and for mortality and expense risks will likely decline over time.

The United Kingdom’s vote to leave, and the eventual exit of the United Kingdom from, the European Union could adversely affect us

On June 23, 2016, the United Kingdom (U.K.) voted to exit the European Union (E.U.) (“Brexit”). The U.K. has not yet given official notice of its intention to leave the E.U. Once that notice is given, the U.K. and the E.U. are expected to negotiate the future terms of the U.K.’s relationship with the E.U., including the terms of trade between the U.K. and the E.U. After Brexit terms are agreed, Brexit could be implemented in stages over a multi-year period. The effects of Brexit will depend on any agreements the U.K. makes to retain access to E.U. markets either during a transitional period or more permanently.

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The Brexit vote had an immediate adverse effect on global financial markets, including foreign currency markets, and could continue to contribute to instability in global financial markets and in European and worldwide economic or market conditions, both during and after the Brexit process. In addition, Brexit could lead to legal uncertainty and potentially divergent national laws and regulations as the U.K. determines which E.U. laws to replace or replicate.

Given our investments in equity and debt securities of companies with global operations, any of the aforementioned effects of Brexit, and others we cannot anticipate, could adversely affect our business, business opportunities, results of operations, financial condition and cash flows.

Item 1B. Unresolved Staff Comments

None.

Item 2. Properties

The Company’s home office is located in Little Rock, Arkansas. Personnel performing services for the Company operate in Transamerica Corporation office space in Cedar Rapids, Iowa and St. Petersburg, Florida. An allocable share of the cost of each of the above mentioned TA Corp premises was paid by the Company through the common cost allocation service agreement. We believe that our existing offices are adequate to meet our current requirements and we anticipate that suitable additional or substitute space will be available, as necessary, upon favorable terms.

Item 3. Legal Proceedings

The Company, like other life insurance companies, is subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which the Company operates. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Company is not aware of any legal proceedings that will have a material adverse impact on our ability to meet our obligations.

The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.

The financial examination of the Company by the Insurance Department of the State of Arkansas for the period January 1, 2010 through December 31, 2014 was completed in May 2016. There were no adjustments to the financial statements as a result of the examination and no significant examination findings.

Item 4. Mine Safety Disclosures

Not applicable

PART II

Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities

(a)	The Registrant is a wholly owned subsidiary of TA Corp. There is no public trading market for the Registrant’s common stock.

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During 2016, the Registrant paid a $88.3 million return of capital to TA Corp. In addition, the Company paid a $75.0 million dividend to TA Corp. During 2015, the Registrant paid a $100.0 million return of capital to AUSA, and received $68.5 million in capital contributions from AUSA. No other cash or stock dividends have been declared on Registrant’s common stock at any time during the two most recent fiscal years. Under laws applicable to insurance companies domiciled in the State of Arkansas, the Registrant’s ability to pay extraordinary dividends on its common stock is restricted. See Notes to Financial Statements, Note 8 Stockholder’s Equity and Statutory Accounting Principles, for further discussion.

(b)	Not applicable.

(c)	Not applicable.

Item 6. Selected Financial Data

Information called for by this item is omitted pursuant to General Instruction I. of Form 10-K.

Item 7. Management’s Narrative Analysis of Results of Operations

This Management’s Narrative Analysis of Results of Operations should be read in conjunction with the Financial

Statements and Notes to Financial Statements included herein.

Forward Looking Statements

The statements contained in this Report that are not historical facts are forward-looking statements as defined in the US Private Securities Litigation Reform Act of 1995. Certain statements in this report may be considered forward-looking, including those about management expectations, anticipated financial results and other similar matters. The words or phrases “expect,” “anticipate,” “should,” “believe,” “estimate,” “intend,” “may,” “predict,” “continue,” “forecast,” “will,” “would,” and similar statements of a future or forward-looking nature that reflect management’s current views with respect to future events or financial performance are meant to identify “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended, and are subject to the safe harbor created by such sections. These forward-looking statements represent management’s beliefs regarding future performance, which is inherently uncertain. There are a variety of factors, many of which are beyond the control of the Company, which affect the Company’s operations, performance, business strategy and results and could cause its actual results and experience to differ materially from the expectations and objectives expressed in any forward-looking statements. Such risks and uncertainties include but are not limited to the following:

•	Changes in general economic conditions;

•	Changes in the performance of financial markets, including emerging markets, such as with regard to:

•	The frequency and severity of defaults by issuers in our fixed income investment portfolios; and

•	The effects of corporate bankruptcies and/or accounting restatements on the financial markets and the resulting decline in the value of equity and debt securities we hold;

•	The frequency and severity of insured loss events;

•	Changes affecting mortality, morbidity, persistence and other factors that may impact the profitability of our insurance products;

•	Changes affecting interest rate levels and continuing low or rapidly changing interest rate levels;

•	Increasing levels of competition;

•	Decreases in the availability of reinsurance or the receipt of reinsurance payments;

•	Changes in laws and regulations, particularly those affecting our operations or our products;

•	Regulatory changes relating to the insurance industry in the jurisdictions in which we operate;

•	The adverse impact of any lowering of one or more of our credit ratings on policy retention, profitability and liquidity;

•	Acts of God, acts of terrorism, acts of war and pandemics;

•	Changes in the policies of central banks and/or governments;

•	Litigation or regulatory actions that could require us to pay significant damages or change the way we do business;

•	Competitive, legal, regulatory or tax changes that affect the distribution cost of or demand for our products;

•	The impact of product withdrawals, restructurings and other unusual items;

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•	Our failure to achieve anticipated levels of earnings or operational efficiencies as well as other cost saving initiatives; and

•	The political, monetary, economic and operational impacts of the Brexit referendum held on June 23, 2016 in which the U.K. electorate voted to withdraw from the E.U.

The Company does not undertake to update or revise forward-looking statements to reflect the impact of circumstances or events that arise after the dates they are made except as otherwise may be required by the federal securities laws. Accordingly, readers are cautioned not to place undue reliance on forward-looking statements, which speak to Company expectations only as of the dates on which they are made. Actual results may differ materially from expectations conveyed in forward-looking statements due to changes caused by various risks and uncertainties. The reader should, however, consult further disclosures the Company may make in future filings of its Annual Report on Form 10-K, Quarterly Reports on Form 10-Q and Current Reports on Form 8-K.

Business Environment

The Company is a life insurance company that conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company’s gross earnings are principally derived from two sources:

•	the charges imposed by the outstanding variable annuity, CDA and variable life insurance contracts, and

•	the net earnings from investments of fixed rate life insurance and annuity contract owner deposits less interest credited to contract owners, commonly known as interest spread.

Expenses generally include commissions, premium taxes, and general and administrative expenses for policy administration and related overhead charges.

The Company’s financial position and/or results of operations are primarily impacted by the following economic factors: equity market performance, fluctuations in medium-term interest rates, and the corporate credit environment which affects credit quality and causes fluctuations in credit spreads. The following discusses the impact of each of these economic factors.

Equity Market Performance

The investment performances of the underlying U.S. equity-based mutual funds supporting the Company’s variable products do not replicate the returns of any specific U.S. equity market index. However, investment performance will generally increase or decrease with corresponding increases or decreases in the overall U.S. equity market. There are several standard indices published on a daily basis that measure performance of selected components of the U.S. equity market. Examples include the Dow Jones Industrial Average (“Dow”), the NASDAQ Composite Index (“NASDAQ”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P”). The Dow, NASDAQ and S&P ended 2016 with increases of 13%, 9% and 10%, from 2015, respectively. The Dow, NASDAQ and S&P ended 2015 with increases (decreases) of (2%), 6% and (1%), from 2014, respectively.

Changes in the U.S. equity market directly affect the values of the underlying U.S. equity-based mutual funds supporting Separate Accounts assets and, accordingly, the values of variable contract owner account balances. Approximately 72% of Separate Accounts assets were invested in equity-based mutual funds at December 31, 2016. Since asset-based fees collected on in force contracts represent a significant source of revenue, the Company’s financial condition will be impacted by fluctuations in investment performance of equity-based Separate Accounts assets. During 2016, average variable Separate Account balances decreased $0.75 billion (or 12%) to $5.7 billion as compared to the same period in 2015, as business continues to decline due to runoff, resulting in a decrease in related fees of $11.9 million.

Fluctuations in the U.S. equity market also directly impact the Company’s exposure to guaranteed benefit provisions contained in the contracts it enters into. Minimal or negative investment performance generally results in greater exposure to guarantee provisions. Prolonged periods of minimal or negative investment performance will result in greater guaranteed benefit costs as compared to assumptions. If the Company determines that it needs to increase its estimated long term cost of guaranteed benefits, it will need to establish higher guaranteed benefit liabilities than it has established in the past.

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Medium-Term Interest Rates, Corporate Credit and Credit Spreads

Changes in interest rates affect the value of investments, primarily fixed maturity securities and preferred equity securities, as well as interest-sensitive liabilities. Changes in interest rates have an inverse relationship to the value of investments and interest-sensitive liabilities. Also, since the Company has certain fixed products that contain guaranteed minimum crediting rates, decreases in interest rates can decrease the amount of interest spread earned.

Changes in the corporate credit environment directly impact the value of the Company’s investments, primarily fixed maturity securities. The Company primarily invests in investment-grade corporate debt to support its fixed rate product liabilities.

Credit spreads represent the credit risk premiums required by market participants for a given credit quality, i.e., the additional yield that a debt instrument issued by an AA-rated entity must produce over a risk-free alternative (e.g., U.S. Treasury instruments). Changes in credit spreads have an inverse relationship to the value of interest sensitive investments.

The impact of changes in medium-term interest rates, corporate credit and credit spreads on market valuations were as follows:

	2016	2015
Medium term interest rate yield (a)	1.33%	1.16%
Increase in medium term interest rates (b)	17	30
Credit spreads (in basis points) (c)	108	145
Expanding (contracting) of credit spreads (b)	(37)	30
Increase (decrease) on market valuations: (in millions) Available-for-sale investment securities	$9.0	$(68.7)

Net change on market valuations	$9.0	$(68.7)

(a)	The Company defines medium term interest rates as the average interest rate on U.S. Treasury securities with terms of one to five years.
(b)	Represents the increase (decrease) between current year and prior year (in basis points).
(c)	The Company defines credit spreads according to the Merrill Lynch U.S. Corporate Bond Index for BBB-A Rated bonds with three to five year maturities.

At December 31, 2016 and 2015, the Company had 9,017 and 9,379 life insurance and annuity contracts in force with interest rate guarantees, respectively. The estimated average rate of interest credited on behalf of contract owners was 3.32% and 3.36% during 2016 and 2015, respectively. Total invested assets supporting these liabilities with interest rate guarantees had an estimated average effective yield of 4.99% and 5.32% during 2016 and 2015, respectively.

See Item 1 Business, for further management discussion of the Company’s business operations.

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Critical Accounting Policies and Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Estimates, by their nature, are based on judgment and available information. Therefore, actual results could differ and such differences could have a material impact on the financial statements.

The Company’s critical accounting policies and estimates are discussed below. For a full description of these and other accounting policies see Notes to Financial Statements, Note 1 Summary of Significant Accounting Policies, for further discussion.

Valuation of Fixed Maturity and Equity Securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) and are reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy that dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. If broker quotes are not available, then securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs periodic in-depth reviews of prices received from third-party pricing services. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as review of exception reports that highlight significant price changes, stale prices or un-priced securities. In addition, the Company performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is implemented in a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. On a monthly basis, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 2% of the fair value. The Company’s portfolio consists primarily of publicly traded securities with only a minor portion comprised of private placement securities. At December 31, 2016 and 2015, approximately $107.0 million (or 7.0%) and $110.9 million (or 7.0%), respectively, of fixed maturity and equity securities portfolio consisted of private placement securities.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification.

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Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss) (“AOCI”), net of taxes on the Balance Sheets and are not reflected in the Statements of Income (Loss) until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.

Other-than-temporary impairments (“OTTI”)

The Company regularly reviews each investment in its fixed maturity and equity AFS securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For fixed maturity AFS securities, the Company also considers whether it is more likely than not that it will be required to sell the debt security before its anticipated recovery. The factors that may give rise to a potential OTTI include, but are not limited to, 1) certain credit-related events such as default of principal or interest payments by the issuer, 2) bankruptcy of issuer, 3) certain security restructurings, and 4) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For equity securities, once management determines that a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Objective evidence of impairment of an investment in an equity instrument classified as AFS includes information about significant changes with an adverse effect that have taken place in the technological, market, economic or legal environment in which the issuer operates, that indicates that the cost of the investment in the equity instrument may not be recovered. As part of an ongoing process, the equity analysts actively monitor earnings releases, company fundamentals, new developments and industry trends for any signs of possible impairment. If an AFS equity security is impaired based upon the Company’s qualitative or quantitative impairment criteria, any further declines in the fair value at subsequent reporting dates are recognized as impairments. Therefore, at each reporting period, for an equity security that is determined to be impaired based upon the Company’s impairment criteria, an impairment is recognized for the difference between the fair value and the original cost basis, less any previously recognized impairments.

For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security, or b) is more likely than not to be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For fixed maturity AFS securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded.

For the year ended December 31, 2016, the Company recorded an OTTI in income of $5.2 million, excluding VOBA. For the years ended December 31, 2015 and 2014, the Company recorded an OTTI in income of $1.9 million and $0.1 million, respectively, excluding VOBA.

Debt securities are monitored individually for impairments based on our asset specialists’ expectations of payment interruption. The probability of interruption is based on assessments of capital markets, funding needs and the liquidity profile of the issuer.

See Notes to Financial Statements, Note 3 Investments, for further discussion.

Derivatives and Hedge Accounting

The Company uses several types of derivatives to manage the capital market risk associated with the GMWB. Derivatives are primarily used by the Company to manage risk associated with interest rate or equity market risk or volatility. Freestanding derivatives are carried on the Balance Sheets at fair value. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivatives are reported in net derivative gains (losses) in the Statements of Income (Loss).

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To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. For hedge accounting purposes, a distinction is made between fair value hedges, cash flow hedges and hedges of a net investment in a foreign operation. Currently and during the periods covered by the accompanying financial statements, the Company has only had cash flow hedges.

A cash flow hedge is the hedge of the exposure to variability of cash flows to be received or paid related to a recognized asset or liability. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of Other Comprehensive Income (“OCI”) and reclassified into the Statements of Income (Loss) when the Company’s earnings are affected by the variability of the hedged item. Any hedge ineffectiveness is recognized as a component of net derivative gains (losses) in the Statements of Income (Loss).

The Company has entered into cash flow hedging transactions on Treasury Inflation Protected Securities (“TIPS”) utilizing interest rate swaps to lengthen portfolio duration and to hedge the variability of cash flows due to changes in inflation. The Company recognizes hedge ineffectiveness gains (losses) from the difference of the change in fair value of the swap and the change in fair value of the underlying Treasury in net derivative gains (losses) in the Statements of Income (Loss).

S&P futures contracts and interest rate futures contracts are used to hedge the equity risk and interest rate risk, respectively, associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. Net settlements on the futures occur daily. The realized gains (losses) on settlement of these futures are recorded in net derivative gains (losses) in the Statements of Income (Loss).

The Company uses variance swaps to hedge equity risk. The Company also enters into total return swaps that are based on the S&P. The Company recognizes gains (losses) from the change in fair value of the variance swaps and total return swaps in net derivative gains (losses) in the Statements of Income (Loss).

The Company also writes credit default swaps enabling the Company to change the risk profile of the assets in the portfolio by enhancing the overall yield. As a writer of credit default swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit default swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized in net derivative gains (losses) in the Statement of Income.

The Company enters into fixed-to-float and float-to-fixed interest rate swaps in order to hedge the interest rate risk on the underlying liability. The Company holds these contracts at fair value, and recognizes gains (losses) related to changes in fair value in net derivative gains (losses) in the Statements of Income (Loss).

The Company also utilizes put and call options which serve to hedge the risk of equity market declines. The Company recognizes gains (losses) from the change in fair value of the options in net derivative gains (losses) in the Statements of Income (Loss).

Value of Business Acquired (“VOBA”)

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. Annually, the Company performs a comprehensive review of actuarial assumptions utilized in measuring insurance liabilities and expected gross profits used in amortizing VOBA. The assumptions include, but are not necessarily limited to, inputs such as mortality, policyholder behavior and expected future rates of returns

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on investments. As part of this review, the Company considers emerging experience, future expectations and other data, including any observable market data. These assumptions are updated and implemented in the third quarter of each year, unless a material change in experience, indicative of a long term trend, is observed during an interim period. For VOBA, the impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking.”

For acquired annuity and variable life insurance contracts, VOBA is amortized in proportion to estimated gross profits arising principally from investment margins, mortality and expense margins, rider margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. Revisions in estimates result in changes to the amounts amortized in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance.

The long-term growth rate assumption for the amortization of VOBA was 8% at December 31, 2016 and 2015. At December 31, 2016 and 2015, the Company’s VOBA asset was $222.3 million and $259.5 million, respectively. For the years ended December 31, 2016, 2015, and 2014, the favorable (unfavorable) impact to pre-tax net income related to VOBA unlocking was ($12.9) million, $0.1 million, and $6.6 million, respectively. There was a $0.5 million VOBA impairment in 2016. There were no impairment charges in 2015 and 2014.

See Notes to Financial Statements, Note 4 VOBA and DAC, for further discussion.

Future Policy Benefits

Future policy benefits are actuarially determined liabilities, which are calculated to meet future obligations and are generally payable over an extended period of time. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, surrender rates, policy expenses, equity returns, interest rates, long-term volatility, own credit risk, utilization and inflation. The “own credit risk” is the risk that that the company will not fulfill its obligations and is a component in the valuation of future policy benefits. These estimates and assumptions are influenced by historical experience, current developments and anticipated market trends.

Included within future policy benefits are liabilities for GMDB and GMIB provisions contained in the variable products that the Company has issued. The Company regularly evaluates the assumptions used to establish these liabilities, as well as actual experience, and adjusts GMDB and GMIB liabilities with a related charge or credit to earnings (“unlocking”) if actual experience or evidence suggests that the assumptions should be revised.

Future policy benefits also include liabilities, which can be either positive or negative, for contracts containing GMWB and SALB provisions based on the fair value of the underlying benefit. GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host contract. The fair values of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions. Currently, the Company does not hedge the risks associated with the SALB.

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities were in the range of 0.01% to 8.8% during 2016 and 2015. See Notes to Financial Statements, Note 5 Variable Contracts Containing Guaranteed Benefits, for further discussion.

Income Taxes

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for income taxes based on amounts that it believes it will ultimately owe. Inherent in the provision for income taxes are estimates regarding the realization of certain tax deductions and credits.

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Specific estimates include the realization of dividend-received deductions (“DRD”) and foreign tax credits (“FTC”). A portion of the Company’s investment income related to Separate Accounts business qualifies for the DRD and FTC. Information necessary to calculate these tax adjustments is typically not available until the following year. However, within the current year’s provision, management makes estimates regarding the future tax deductibility of these items. These estimates are primarily based on recent historic experience. See Notes to Financial Statements, Note 6 Income Taxes, for further discussion.

The Company had a deferred tax asset at December 31, 2016 and December 31, 2015 for the benefit of net operating loss carry forwards of $627.9 million (net of an ASC 740 reduction of $12.5 million) and 577.8 million (net of an ASC 740 reduction of $9.7 million), respectively, with a carry forward period of fifteen years that will expire at various dates between 2023 and 2031. At both December 31, 2016 and December 31, 2015, the Company had a deferred tax asset for a capital loss carry forward of $0.1 million for federal income tax purposes with a carry forward period of five years that will expire in 2018. At December 31, 2016 and December 31, 2015, the Company had a deferred tax asset for foreign tax credit carry forward of $9.8 million and $8.9 million, respectively, with a carry forward period of ten years that will expire at various dates up to 2026. Finally, the Company had a deferred tax asset for an Alternative Minimum Tax credit carry forward for federal income tax purposes of $4.2 million at both December 31, 2016 and December 31, 2015, with an indefinite carry forward period.

The valuation allowance for deferred tax assets at December 31, 2016 and December 31, 2015 was $154.4 million and $130.9 million, respectively (this included losses that are anticipated to be used in the consolidated group to reflect the income statement impact of the losses that would not be used if filing separately). The valuation allowance is related to the loss carry forwards, tax credits, and other deferred tax assets that, in the current judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on future generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment. The amount of deferred tax asset considered realizable, however, could be increased in the near term if estimates of future taxable income during the carry forward period are increased.

The Company filed a separate federal income tax return for the years 2008 through 2012. A consolidated tax return was filed for 2013 through 2015. An examination by the Internal Revenue Service is in progress for the years 2011 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

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Financial Condition

At December 31, 2016, the Company’s total assets were $8.7 billion or $0.5 billion less than the $9.2 billion in assets at December 31, 2015. Assets excluding Separate Accounts assets decreased $215.0 million to $3.0 billion during 2016. The change in total assets was due to a decline in Separate Accounts assets and general fund investments assets supporting policyholder liabilities and reserves as business continues to run-off.

Separate Accounts Assets

Separate Accounts assets, which represent 65% of total assets, decreased $280.7 million to $5.7 billion at December 31, 2016, mainly due to policyholder withdrawals and surrenders of $551.9 million as business continues to run-off, offset by growth in account asset values due to favorable investment performance of $395.3 million as shown in the table below:

	Twelve Months Ended December 31,
(dollars in millions)	2016	2015
Investment performance	$395.3	$(15.3)
Deposits (including internal exchanges)	13.8	22.1
Policy fees and charges	(137.9)	(151.4)
Surrenders, benefits and withdrawals	(551.9)	(686.1)

Net change	$(280.7)	$(830.7)

Deposits

Total direct deposits (including internal exchanges) were as follows:

	Twelve Months Ended
	December 31,
(dollars in millions)	2016	2015
New contract owner deposits	$13.4	$15.6
Internal exchanges (a)	1.1	6.8

Total deposits collected (including internal exchanges)	$14.5	$22.4

(a)	Represent tax-free exchanges of cash value from one life insurance policy to another by current policyholders of the Company.

Deposits are currently limited to additions to existing policies, which will result in fluctuations period over period.

Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of policyholders as of the Balance Sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Policyholder account balances decreased from 2015 to 2016 by $58.2 million due to an increase in death benefits, withdrawals and surrenders, offset by interest credited to policyholders.

Future Policy Benefits

Future policy benefits includes reserves established to cover insurance risk associated with the Company’s benefit guarantee provisions for GMDB and GMIB products and liabilities related to the Company’s GMWB and SALB contract provisions recorded at fair value.

During 2016, future policy benefits declined $32.1 million from $518.9 million to $486.8 million at December 31, 2015 and 2016, respectively, primarily driven by a reduction in benefit reserves due to increased interest rates, higher equity returns, and changes to the valuation model assumptions.

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Investments

The Company maintains a general account investment portfolio comprised primarily of investment grade fixed maturity securities, policy loans, cash and cash equivalents and mortgage loans on real estate.

The following schedule identifies the Company’s general account invested assets by type at:

	December 31,
	2016	2015
Fixed maturity AFS securities
Investment grade fixed maturity securities	53%	57%
Below investment grade fixed maturity securities	4	4

Total fixed maturity AFS securities	57%	61%

Equity securities	1	1
Mortgage loans on real estate	4	3
Limited partnerships	3	2
Policy loans	24	24
Derivative assets	1	—
Cash and cash equivalents	10	9

	100%	100%

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Fixed Maturity and Equity Securities

The amortized cost/cost, gross unrealized gains and losses/OTTI, estimated fair value and percentage of estimated fair value of investments in fixed maturity and equity AFS securities at December 31, 2016 and 2015 were:

	December 31, 2016
		Gross Unrealized			% of Estimated Fair Value
(dollars in millions)	Amortized Cost/Cost	Gains	Losses/ OTTI (a)	Estimated Fair Value
Fixed maturity AFS securities
Corporate securities
Financial services	$239.8	$16.7	$(0.5)	$256.0	17%
Industrial	546.1	34.8	(2.7)	578.2	38
Utility	73.2	4.9	(0.4)	77.7	5
Asset-backed securities
Structured settlements	8.2	—	(0.5)	7.7	1
Autos	27.1	—	—	27.1	2
Timeshare	0.7	—	—	0.7	—
Other	17.4	—	(0.4)	17.0	1
Commercial mortgage-backed securities—non agency backed	75.4	1.7	(0.6)	76.5	5
Residential mortgage-backed securities
Agency backed	53.7	0.4	(0.6)	53.5	4
Non agency backed	39.2	3.6	(0.1)	42.7	3
Municipals	0.9	—	(0.1)	0.8	—
Government and government agencies
United States	295.6	45.8	—	341.4	22
Foreign	6.5	1.2	—	7.7	1

Total fixed maturity AFS securities	$1,383.8	$109.1	$(5.9)	$1,487.0	99%
Equity AFS securities
Banking securities	$25.5	$1.7	$(0.4)	$26.8	1%
Industrial securities	5.8	—	—	5.8	—

Total equity AFS securities	$31.3	$1.7	$(0.4)	$32.6	1%

Total fixed maturity and equity AFS securities	$1,415.1	$110.8	$(6.3)	$1,519.6	100%

	December 31, 2015
		Gross Unrealized			% of
(dollars in millions)	Amortized Cost/Cost	Gains	Losses/ OTTI (a)	Estimated Fair Value	Estimated Fair Value
Fixed maturity AFS securities
Corporate securities
Financial services	$282.7	$19.5	$(0.9)	$301.3	18%
Industrial	620.6	33.4	(17.3)	636.7	37
Utility	74.6	4.8	(0.6)	78.8	5
Asset-backed securities
Housing related	19.0	3.6	—	22.6	1
Credit cards	25.8	—	—	25.8	2
Structured settlements	14.6	0.4	(0.1)	14.9	1
Autos	40.7	—	(0.1)	40.6	2
Timeshare	1.4	—	—	1.4	—
Other	17.5	0.1	(0.3)	17.3	1
Commercial mortgage-backed securities—non agency backed	70.1	1.9	(0.3)	71.7	4
Residential mortgage-backed securities
Agency backed	29.1	1.6	—	30.7	2
Non agency backed	27.4	1.2	(0.1)	28.5	2
Municipals	0.9	—	(0.1)	0.8	—
Government and government agencies
United States	339.7	46.6	—	386.3	23
Foreign	6.6	1.3	—	7.9	—

Total fixed maturity AFS securities	$1,570.7	$114.4	$(19.8)	$1,665.3	98%
Equity AFS securities
Banking securities	$28.0	$1.8	$(1.1)	$28.7	2%
Industrial securities	5.8	0.2	—	6.0	—

Total equity AFS securities	$33.8	$2.0	$(1.1)	$34.7	2%

Total fixed maturity and equity AFS securities	$1,604.5	$116.4	$(20.9)	$1,700.0	100%

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

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The Company monitors industry sectors and individual debt securities for evidence of impairment. This evidence may include one or more of the following: 1) deteriorating market to book ratio, 2) increasing industry risk factors, 3) deteriorating financial condition of the issuer, 4) covenant violations of the issuer, 5) high probability of bankruptcy of the issuer, 6) nationally recognized credit rating agency downgrades, and/or 7) intent or requirement to sell before a debt security’s anticipated recovery. Additionally, for structured securities (asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), and commercial mortgage-backed securities (“CMBS”)), cash flow trends and underlying levels of collateral are monitored. A security is impaired if there is objective evidence that a loss event has occurred after the initial recognition of the asset that has a negative impact on the estimated future cash flows. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The Company has evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss, and unless otherwise noted, does not consider these investments to be impaired as of December 31, 2016.

Only two issuers represent more than 5% of the total unrealized loss position. Of the two, one is a High Yield Corp Non-Convertible holding with $0.6 million of unrealized loss and the other is an Investment Grade MBS (PT) holding with $0.6 million of unrealized loss.

Financial Services

The Company’s $0.5 million of gross unrealized losses within the financial services sector relates to securities with a fair value of $15.6 million. $0.1 million of this relates specifically to one high yield issuer.

Industrial Sector

The Company’s $2.7 million of gross unrealized losses within the industrial sector relates to securities with a fair value of $64.4 million. The industrial sector is further subdivided into various sub-sectors with a majority of its gross unrealized loss made up of issuers within the energy and consumer non-cyclical sub-sectors. Issuers within the energy sub-sector had total unrealized losses of $1.0 million, which relates to lower natural gas and oil prices. Issuers within the consumer non-cyclical sub-sector had total unrealized losses of $0.8 million, with the majority of the impact relating to issuers within the pharmaceutical industry, as there are elevated concerns regarding potential pricing reform.

Utility Sector

The Company’s $0.4 million of gross unrealized losses within the utility services sector relates to securities with a fair value of $9.1 million, largely due to merger and acquisition activity within the electric sub-sector.

Commercial Sector

The Company’s $0.6 million of gross unrealized losses within the commercial MBS sector relates to securities with a fair value of $31.7 million, as fundamentals continued to slowly improve during the year as the pace of credit deterioration moderated and financing availability remained high. Commercial real estate valuation increases have slowed as peaked levels have been reached.

Residential MBS

The Company’s $0.7 million of gross unrealized losses within the residential MBS sector relates to securities with a fair value of $57.3 million, as the housing market has continued to improve as evidenced by rising home prices and sales volumes. The pace of improvement has slowed considerably from the rapid pace seen post-financial crisis.

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Equity Securities

The Company’s $0.5 million of gross unrealized losses classified as equity relates to securities with a fair value of $9.8 million. All of the unrealized loss relates to preferred non-convertible holdings in the banking sub-sector. The impairment review process has resulted in no OTTI charges for the year ended December 31, 2016 for the Company. The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2016 and 2015 by rating agency equivalent were:

	December 31, 2016		December 31, 2015
(dollars in millions)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
AAA	$433.0	$479.0	$514.6	$565.3
AA	88.8	92.3	98.2	102.5
A	462.3	490.0	508.7	543.5
BBB	310.9	332.2	346.2	353.7
Below investment grade	88.8	93.5	103.0	100.3

Total fixed maturity AFS securities	$1,383.8	$1,487.0	$1,570.7	$1,665.3

Investment grade	94%	94%	93%	94%
Below investment grade	6%	6%	7%	6%

The Company’s fixed maturity AFS ratings are designated based on the Credit Name Limit Policy (“CNLP”), which uses a composite rating from the main rating agencies (S&P, Moody’s, and Fitch). The rating used is the lower of the composite rating and the Company’s Internal Rating. The Company defines investment grade securities as unsecured debt obligations that have a rating equivalent to S&P’s BBB- or higher (or similar rating agency). At December 31, 2016 and 2015, approximately $65.7 million (or 4.4%) and $80.0 million (or 5%), respectively, of the Company’s fixed maturity securities were rated BBB-, which is the lowest investment grade rating given by S&P. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

Unrealized gains (losses) incurred during 2016 and 2015 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. As the remaining unrealized losses in the portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired.

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Details underlying securities in a continuous gross unrealized loss and OTTI position for AFS investment grade securities are as follows:

	December 31, 2016
(dollars in millions)	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a )
Investment grade AFS securities
Less than or equal to six months:
Corporate Securities
Financial Services	$13.2	$13.6	$(0.4)
Industrial	37.3	38.4	(1.1)
Utility	6.0	6.1	(0.1)
Asset-backed securities
Structured Settlements	6.9	7.2	(0.3)
Other	8.4	8.5	(0.1)
Autos	15.1	15.1	—
Timeshare	0.4	0.4	—
Commercial mortgage-backed securities—non agency backed	30.7	31.3	(0.6)
Residential mortgage-backed securities (RMBS) agency backed	46.4	47.0	(0.6)
Equity Securities—banking securities	8.2	8.5	(0.3)

Total fixed maturity and equity securities	$172.6	$176.1	$(3.5)

Greater than six months but less than or equal to one year:
Corporate Securities
Financial Services	$1.4	$1.5	$(0.1)
Utility	3.1	3.4	(0.3)
Asset-backed securities
Structured Settlements	0.9	1.0	(0.1)
Commercial mortgage-backed securities—non agency backed	1.0	1.0	—

Total fixed maturity and equity securities	$6.4	$6.9	$(0.5)

Greater than one year:
Corporate Securities
Industrial	$11.9	$12.4	$(0.5)
Asset-backed securities
Other	7.7	7.9	(0.2)
Timeshare	0.3	0.3	—

Total fixed maturity and equity securities	$19.9	$20.6	$(0.7)

Total of all investment grade AFS securities
Corporate Bonds
Financial Services	$14.6	$15.1	$(0.5)
Industrial	49.2	50.8	(1.6)
Utility	9.1	9.5	(0.4)
Asset-backed securities
Structured Settlements	7.8	8.2	(0.4)
Other	16.1	16.4	(0.3)
Autos	15.1	15.1	—
Timeshare	0.7	0.7	—
Commercial mortgage-backed securities—non agency backed	31.7	32.3	(0.6)
Residential mortgage-backed securities (RMBS)—agency backed	46.4	47.0	(0.6)
Equity securities—banking securities	8.2	8.5	(0.3)

Total fixed maturity and equity securities	$198.9	$203.6	$(4.7)

Total number of securities in a continuous unrealized loss position			66

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

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	December 31, 2015
(dollars in millions)	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a )
Investment grade AFS securities
Less than or equal to six months
Corporate securities
Financial services	$26.9	$27.0	$(0.1)
Industrial	76.6	81.8	(5.2)
Utility	6.9	7.4	(0.5)
Asset-backed securities
Structured settlements	5.6	5.8	(0.2)
Credit cards	18.3	18.3	—
Autos	22.6	22.6	—
Other	8.8	8.9	(0.1)
Timeshare	1.0	1.0	—
Commercial mortgage-backed securities—non agency backed	17.2	17.5	(0.3)
Government and government agencies—United States	18.5	18.5	—

Total fixed maturity and equity securities	$202.4	$208.8	$(6.4)

Greater than six months but less than or equal to one year
Corporate securities
Financial services	$6.6	$7.0	$(0.4)
Industrial	12.4	13.5	(1.1)
Utility	1.0	1.1	(0.1)
Asset-backed securities—timeshare	0.5	0.5	—
Commercial mortgage-backed securities—non agency backed	1.0	1.0	—

Total fixed maturity and equity securities	$21.5	$23.1	$(1.6)

Greater than one year
Corporate securities -industrial	$7.4	$9.9	$(2.5)
Asset-backed securities—other	4.8	5.0	(0.2)
Equity securities—banking securities	7.7	8.5	(0.8)

Total fixed maturity and equity securities	$19.9	$23.4	$(3.5)

Total of all investment grade AFS securities
Corporate securities
Financial services	$33.5	$34.0	$(0.5)
Industrial	96.4	105.2	(8.8)
Utility	7.9	8.5	(0.6)
Asset-backed securities
Structured settlements	5.6	5.8	(0.2)
Credit cards	18.3	18.3	—
Autos	22.6	22.6	—
Other	13.6	13.9	(0.3)
Timeshare	1.5	1.5	—
Commercial mortgage-backed securities—non agency backed	18.2	18.5	(0.3)
Government and government agencies—United States	18.5	18.5	—
Equity securities—banking securities	7.7	8.5	(0.8)

Total investment grade AFS securities	$243.8	$255.3	$(11.5)

Total number of securities in a continuous unrealized loss position			112

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

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Details underlying securities in a continuous gross unrealized loss and OTTI position for below investment grade AFS securities were as follows:

	December 31, 2016
(dollars in millions)	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a)
Below investment grade AFS securities
Less than or equal to six months:
Corporate Securities
Industrial	$8.5	$8.6	$(0.1)
Residential mortgage-backed securities—non agency backed	8.6	8.7	(0.1)

Total fixed maturity and equity securities	$17.1	$17.3	$(0.2)

Greater than six months but less than or equal to one year:
Residential mortgage-backed securities—non agency backed	0.2	0.2	—

Total fixed maturity and equity securities	$0.2	$0.2	$—

Greater than one year:
Corporate Securities
Financial Services	$0.9	$1.0	$(0.1)
Industrial	6.7	7.7	(1.0)
Residential mortgage-backed securities—non agency backed	2.1	2.2	(0.1)
Municipals	0.9	0.9	—
Equity Securities-banking securities	1.6	1.8	(0.2)

Total fixed maturity and equity securities	$12.2	$13.6	$(1.4)

Total of all below investment grade AFS securities
Corporate Securities
Financial Services	$0.9	$1.0	$(0.1)
Industrial	15.2	16.3	(1.1)
Residential mortgage-backed securities—non agency backed	10.9	11.1	(0.2)
Municipals	0.9	0.9	—
Equity Securities-banking securities	1.6	1.8	(0.2)

Total below investment grade AFS securities	$29.5	$31.1	$(1.6)

Total number of securities in a continuous unrealized loss position			15

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2015
(dollars in millions)	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a )
Below investment grade AFS securities
Less than or equal to six months
Corporate securities
Financial services	$3.3	$3.6	$(0.3)
Industrial	17.1	20.1	(3.0)
Asset-backed securities—housing related	2.7	2.7	—
Residential mortgage-backed securities—non agency backed	3.9	4.0	(0.1)

Total fixed maturity and equity securities	$27.0	$30.4	$(3.4)

Greater than six months but less than or equal to one year
Corporate securities
Financial services	$3.1	$3.2	$(0.1)
Industrial	4.7	5.7	(1.0)
Residential mortgage-backed securities—non agency backed	1.0	1.0	—

Total fixed maturity and equity securities	$8.8	$9.9	$(1.1)

Greater than one year
Corporate securities—industrial	$1.2	$5.7	$(4.5)
Municipals	0.8	0.9	(0.1)
Equity securities—banking securities	1.5	1.8	(0.3)

Total fixed maturity and equity securities	$3.5	$8.4	$(4.9)

Total of all below investment grade AFS securities
Corporate securities
Financial services	$6.4	$6.8	$(0.4)
Industrial	23.0	31.5	(8.5)
Asset-backed securities—housing related	2.7	2.7	—
Residential mortgage-backed securities—non agency backed	4.9	5.0	(0.1)
Municipals	0.8	0.9	(0.1)
Equity securities—banking securities	1.5	1.8	(0.3)

Total below investment grade AFS securities	$39.3	$48.7	$(9.4)

Total number of securities in a continuous unrealized loss position			21

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

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Gross unrealized losses and OTTI on below investment grade AFS securities represented 32% and 45% of total gross unrealized losses and OTTI on all AFS securities at December 31, 2016 and 2015, respectively. Generally, below investment grade securities are more likely than investment grade securities to develop credit concerns. The ratios of estimated fair value to amortized cost reflected in the table below are not necessarily indicative of the market value to amortized cost relationships for the securities throughout the entire time that the securities have been in an unrealized loss position nor are they necessarily indicative of these ratios subsequent to December 31, 2016.

Details underlying AFS securities below investment grade and in an unrealized loss position were as follows:

		December 31, 2016
(dollars in millions)	Ratio of Estimated Fair Value to Amortized Cost	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a)
Less than or equal to six months	70% to 100%	$17.0	$17.2	$(0.2)

		17.0	17.2	(0.2)

Greater than six months but less than or equal to one year	70% to 100%	$0.2	$0.2	$—

		0.2	0.2	—

Greater than one year	70% to 100%	$10.8	$11.6	$(0.8)
	40% to 70%	1.4	2.0	(0.6)

		12.2	13.6	(1.4)

Total		$29.4	$31.0	$(1.6)

		December 31, 2015
(dollars in millions)	Ratio of Estimated Fair Value to Amortized Cost	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a)
Less than or equal to six months	70% to 100%	$24.0	$25.4	$(1.4)
	40% to 70%	3.0	5.0	(2.0)

		27.0	30.4	(3.4)

Greater than six months but less than or equal to one year	70% to 100%	$8.8	$9.9	$(1.1)

		8.8	9.9	(1.1)

Greater than one year	70% to 100%	$2.3	$2.7	$(0.4)
	Below 40%	1.2	5.7	(4.5)

		3.5	8.4	(4.9)

Total		$39.3	$48.7	$(9.4)

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

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Mortgage Loans on Real Estate

The following summarizes key information on mortgage loans on real estate:

	December 31,
	2016		2015
(dollars in millions)	Amount	%	Amount	%
Property Type
Apartment	$49.2	42%	$39.3	42%
Office	26.5	23	24.0	26
Retail	29.1	25	21.1	23
Industrial	8.1	7	8.5	9
Other	3.3	3	—	—

Total mortgage loans by property type	$116.2	100%	$92.9	100%

Geographic Region
Pacific	$25.2	22%	$23.3	25%
South Atlantic	30.7	26	21.9	24
West North Central	17.3	15	17.6	19
Middle Atlantic	17.8	15	15.1	16
New England	5.6	5	6.9	7
East North Central	3.0	3	3.0	3
West South Central	8.4	7	2.7	3
Mountain	8.2	7	2.4	3

Total mortgage loans by geographic region	$116.2	100%	$92.9	100%

	December 31,
	2016		2015
(dollars in millions)	Amount	%	Amount	%
State Exposure
Pennsylvania	$15.4	13%	$12.6	14%
California	11.2	10	11.7	13
Missouri	9.0	8	9.1	10
Virginia	6.5	6	7.5	8
New Hampshire	5.6	5	6.9	7
Washington	8.8	8	6.9	7
Florida	11.3	10	6.4	7
Minnesota	5.3	5	5.5	6
Oregon	5.2	4	4.7	5
Georgia	8.1	7	3.0	3
South Carolina	2.9	2	3.0	3
Kansas	3.0	2	3.0	3
Utah	5.8	5	—	—
Wisconsin	3.0	3	3.0	3
Texas	8.4	7	2.7	3
New Jersey	2.4	2	2.5	3
Colorado	2.4	2	2.4	3
Maryland	1.9	1	2.0	2

Total mortgage loans by state exposure	$116.2	100%	$92.9	100%

Mortgage loans on real estate consist entirely of mortgages on commercial real estate. The Company does not accrue interest on loans ninety days past due. At December 31, 2016 and 2015, there were no commercial mortgage loans that had two or more payments delinquent. Mortgage loans by property type and geographic region remained relatively consistent from 2015 to 2016, however, investments in mortgage loans on real estate increased from $92.9 million to $116.2 million at December 31, 2015 to 2016, respectively, due to an increase in new loan originations in 2016.

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Reverse Repurchase Agreements

The following table provides a summary of the dollar roll reverse repurchase agreements at:

	December 31,
(dollars in millions)	2016	2015
Payables for reverse repurchase agreements	$46.6	$—
Amortized cost of securities pledged	47.0	—
Estimated fair value of securities pledged	46.4	—

In 2016, the Company entered into dollar roll repurchase agreement transactions in order to earn a qualified yield while maintaining a strong liquidity position. Dollar roll balances increased through September 30, 2016 as excess cash was available within the Company, while waiting for improved investment yields on longer term instruments. In the final quarter of 2016, the dollar roll balance decreased to $46.6 at December 31, 2016, as the significant rise in rates and higher equity markets led to derivative outflows.

See Notes to Financial Statements, Note 3 Investments, for further discussion.

Liquidity and Capital Resources

Liquidity

The Company’s liquidity requirements include the payment of sales commissions and other underwriting expenses and the funding of its contractual obligations for the life insurance and annuity contracts it has in force. The Company has developed and utilizes a cash flow projection system and regularly performs asset/liability duration matching in the management of its asset and liability portfolios. The Company anticipates funding its cash requirements utilizing cash from operations, normal investment maturities and anticipated calls and repayments, consistent with prior years. At December 31, 2016 and 2015, the Company’s assets included $1.6 billion and $2.0 billion of cash, short-term investments and investment grade publicly traded AFS securities that could be liquidated if funds were required.

Capital Resources

During 2016, the Company paid a $75.0 million dividend and $88.3 million return of capital to TA Corp. During 2015, the Company received a $68.5 million capital contribution from AUSA and paid a $100.0 million return of capital to AUSA.

Statutory Principles and Risk-Based Capital (“RBC”)

To maintain the ability to issue annuity products, the Company must meet or exceed the statutory capital and surplus requirements of the insurance departments of the states in which it conducts business. The Company’s application of Statutory accounting principles differ from GAAP in the following major respects: under statutory accounting principles, the acquisition costs of new business are charged to expense, while under GAAP they are amortized over a period of time; under statutory accounting principles, the required additions to statutory reserves are calculated under different rules than under GAAP; and, the valuation of investments and accounting for deferred taxes differs between the two bases of accounting.

The NAIC utilizes the RBC adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company’s risk profile. At December 31, 2016 and 2015, based on the RBC formula, the Company’s total adjusted capital levels were well in excess of the minimum amount of capital required to avoid regulatory action.

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Ratings

Ratings are an important factor in establishing the competitive position in the insurance and financial services marketplace. Rating agencies rate insurance companies based on financial strength and the ability to pay claims, factors more relevant to contract holders than investors.

The financial strength rating scales of S&P Global Rating Services (“S&P”), A.M. Best Company (“A.M. Best”), and Fitch Ratings (“Fitch”) are characterized as follows:

•	S&P – AAA to R
•	A.M. Best – A++ to S
•	Fitch – AAA to C

On April 15, 2016, A.M. Best affirmed the Company’s rating at A+, and maintained the stable outlook. On August 23, 2016, Fitch downgraded the Company’s rating from AA- to A+, and changed the outlook from negative to stable. On February 10, 2017, S&P affirmed the Company’s rating at AA-, and changed the outlook from stable to negative. The following table summarizes the Company’s ratings at March 30, 2017.

2016
S&P	AA-	(4th out of 21)
A.M. Best	A +	(2nd out of 16)
Fitch	A+	(5th out of 19)

A downgrade of our financial strength rating could affect our competitive position in the insurance industry as customers may select companies with higher financial strength ratings. These ratings are not a recommendation to buy or hold any of the Company’s securities and they may be revised or revoked at any time at the sole discretion of the rating organization.

Commitments and Contingencies

The following table summarizes the Company’s obligations to policyholders at December 31, 2016 related to the indicated accounts:

(dollars in millions)	Less Than One Year	One To Three Years	Four To Five Years	More Than Five Years	Total
General accounts (a)	$175.5	$311.6	$269.6	$1,506.4	$2,263.1
Separate Accounts (a)	628.9	1,114.9	984.2	4,894.6	7,622.6

	$804.4	$1,426.5	$1,253.8	$6,401.0	$9,885.7

(a)	The policyholder liabilities include benefit and claim liabilities of which a significant portion represents policies and contracts that do not have a stated contractual maturity. The projected cash benefit payments in the table above are based on management’s best estimates of the expected gross benefits and expenses, partially offset by the expected gross premiums, fees and charges relating to the existing business in force. Estimated cash benefit payments are based on mortality and lapse assumptions comparable with the Company’s historical experience, modified for recently observed trends. Actual payment obligations may differ if experience varies from these assumptions. The cash benefit payments are presented on an undiscounted basis and are before a deduction of taxes and before reinsurance. The liability amounts in the Company’s financial statements reflect the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table above exceeds the corresponding policyholder liability amounts.

The Company has utilized public information to estimate the future assessments it will incur as a result of insolvencies of life insurance companies that are members of a life insurance guaranty association in which the Company is also a member. When a member becomes insolvent, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy an insolvent insurer’s contract owner obligations, within specified limitations. At December 31, 2016 and 2015, the Company’s estimated liability for future guaranty fund assessments

30

was $0.1 million and $0.1 million, respectively. In addition, the Company has a receivable for future premium tax deductions of $4.0 million and $4.2 million at December 31, 2016 and 2015, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

Results of Operations

2016 compared to 2015

For the years ended December 31, 2016 and 2015, the Company recorded net income (loss) of ($20.5) million and $13.7 million, respectively. The decrease in net earnings during 2016 as compared to 2015 was driven by lower policy charge revenue and higher derivative losses offset by lower policy benefits expense.

Policy charge revenue declined $15.4 million primarily due to a decrease in asset based policy charges and fees of $11.9 million resulting from lower average Separate Accounts assets during 2016. The following table provides the changes in policy charge revenue by type for each respective period:

(dollars in millions)	2016	2015	Change
Asset-based policy charge revenue	$87.4	$99.3	$(11.9)
Reinsurance premiums ceded	(4.1)	(4.5)	0.4
Guaranteed benefit based policy charge revenue	21.8	22.8	(1.0)
Non-asset based policy charge revenue	46.3	49.2	(2.9)

Total policy charge revenue	$151.4	$166.8	$(15.4)

Net derivative losses increased $52.7 million from $37.5 million in 2015 driven by the impact of improving equity market performance on short positions in equity-linked total return swaps and futures. The following table provides the changes in net derivative gains (losses) by type:

			December 31,
(dollars in millions)			2016	2015	Change
Short futures	(a	)	$(4.6)	$(2.0)	$(2.6)
Long futures	(b	)	(1.4)	(1.0)	(0.4)
Variance swaps	(c	)	(3.7)	(2.9)	(0.8)
Total return swaps	(d	)	(79.0)	(36.5)	(42.5)
Options (puts and calls)	(e	)	(3.6)	7.6	(11.2)
Interest rate swaps	(f	)	(0.6)	(2.2)	1.6
Credit default swaps	(g	)	2.7	(0.5)	3.2

Total net derivative gains (losses)			$(90.2)	$(37.5)	$(52.7)

(a)	Short equity-linked futures positions produced realized losses of $4.6 million for the year due to overall improved equity market performance across the board.
(b)	Long positions on bond futures contracts produced realized losses of $1.4 million for the year as a result of the upward shift of the rate curve, which subsequently decreased the value of the underlying bonds.
(c)	The Company realized maturity losses of $2.7 million on variance swaps during the year, in addition to mark-to-market losses of $1.0 million.
(d)	Short positions on equity-linked total return swaps produced losses of $79.0 million for 2016, primarily made up of $68.3 million in realized losses and $15.0 million in unrealized losses, driven by improving equity market performance and varying reset dates.
(e)	The Company saw $3.6 million of loss on option positions during the year, driven by normal amortization losses of $6.8 million and mark-to-market losses of $4.0 million, offset by $7.2 million of realized gains from option maturities.
(f)	Receive fixed vanilla interest rate swaps generated $0.6 million in mark-to-market losses resulting from the upward shift in the rate curve during the year.
(g)	The Company saw unrealized gains of $2.7 million on credit default swaps as corporate and sovereign spreads tightened during the year.

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Policy benefits decreased $40.1 million during 2016 largely due to the favorable impact from reserve unlocking of $62.4 million due to the annual review of valuation model assumptions, offset by an increase in benefit expenses of $22.4 million due to claims. The following table provides the changes in policy benefits by type:

(dollars in millions)	2016	2015	Change
Annuity benefit unlocking	$(30.4)	$32.0	$(62.4)
Annuity benefit expense	46.5	36.1	10.4
Amortization (accretion) of deferred sales inducements	0.8	0.9	(0.1)
Life insurance mortality expense	48.2	36.2	12.0

Total policy benefits	$65.1	$105.2	$(40.1)

Amortization of VOBA increased $10.1 million from $22.4 million at December 31, 2015 to $32.5 million at December 31, 2016. The increase was primarily driven by the unfavorable impact from unlocking adjustments of $12.9 million arising from the annual review and update of valuation model assumptions, offset by a decrease in amortization of $2.9 million, related to the decline in gross profits during 2016. See Notes to Financial Statements, Note 4 VOBA and DAC, for further discussion.

Insurance, general and administrative expenses decreased $9.8 million compared to 2015 due to a decline in commissions of $4.3 million related to the decline in business due to run-off and a decline in general insurance expenses of $5.3 million related to a change in internal expense allocation methodology. The following table provides the changes in insurance, general and administrative expenses for each respective period:

(dollars in millions)	2016	2015	Change
Commissions	$26.3	$30.6	$(4.3)
General insurance expense	11.2	16.5	(5.3)
Taxes, licenses, and fees	0.6	0.8	(0.2)

Total insurance, general and administrative expenses	$38.1	$47.9	$(9.8)

2015 compared to 2014

For the years ended December 31, 2015 and 2014, the Company recorded net income of $13.7 million and 33.5 million, respectively. The decrease in net earnings during 2015 as compared to 2014 was primarily due to higher policy benefits expense and an increase in VOBA and DAC amortization. The increase in expenses was partially offset by lower derivative losses.

Policy charge revenue decreased $11.1 million to $166.8 million during 2015, as compared to $177.9 million in 2014. The following table provides the changes in policy charge revenue by type for each respective period:

(dollars in millions)	2015	2014	Change
Asset-based policy charge revenue	$99.3	$109.6	$(10.3	)(a)
Reinsurance premiums ceded	(4.5)	(5.4)	0.9
Guaranteed benefit based policy charge revenue	22.8	24.1	(1.3)
Non-asset based policy charge revenue	49.2	49.6	(0.4)

Total policy charge revenue	$166.8	$177.9	$(11.1)

(a)	Lower Separate Account balances during 2015 due to the declining block of business resulted in lower asset-based policy charge revenue.

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Net derivative losses decreased $38.6 million to ($37.5) million during 2015 as compared to ($76.1) million in 2014. The following table provides the changes in net derivative gains (losses) by type:

(dollars in millions)	2015	2014	Change
Short futures	$(2.0)	$(7.8)	$5.8	(a)
Long futures	(1.0)	—	(1.0)
Variance swaps	(2.9)	(5.1)	2.2
Total return swaps	(36.5)	(60.4)	23.9	(b)
Options (puts and calls)	7.6	—	7.6	(c)
Interest rate swaps	(2.2)	(0.1)	(2.1)
Credit default swaps	(0.5)	(2.7)	2.2

Total net derivative losses	$(37.5)	$(76.1)	$38.6

(a)	Short futures result in losses when equity markets increase. The decrease in losses was driven by mixed S&P performance (gains in the first and fourth quarter and losses in the second and third quarter) in 2015 when compared to the 11% increase in the S&P for the period ended December 31, 2014.
(b)	The Company had a large notional amount of short positions in total return swaps in 2015, and the mixed performance in the S&P offset some of the losses. The total return swap losses in 2014 were the result of short exposure to the S&P which had an 11% increase during 2014.
(c)	Options short the equity total return market which declined during 2015 driving the gains during the year.

Policy benefits increased $27.3 million to $105.2 during 2015 as compared to 2014. The following table provides the changes in policy benefits by type:

(dollars in millions)	2015	2014	Change
Annuity benefit unlocking	$32.0	$(16.7)	$48.7	(a)
Annuity benefit expense	36.1	57.4	(21.3	)(b)
Amortization (accretion) of deferred sales inducements	0.9	(1.8)	2.7	(c)
Life insurance mortality expense	36.2	39.0	(2.8	)(d)

Total policy benefits	$105.2	$77.9	$27.3

(a)	See the Critical Accounting Policies and Estimates section above for further discussion of annuity benefit unlocking.
(b)	The decrease in annuity benefit expense was primarily driven by a change in reserves in 2015 when compared to 2014, the decrease in expense was partially offset by a financial statement hedge mismatch between periods.
(c)	During 2015 there was an increase in gross profits resulting in increased amortization compared with 2014 which saw a decrease in gross profits leading to accretion.
(d)	The decrease in life insurance mortality expense relates to a decrease in claims activity in 2015 compared to 2014.

Amortization of VOBA was $22.4 million and $10.8 million for the years ended December 31, 2015 and 2014, respectively, which included favorable unlocking of $0.1 million and $6.6 million, respectively. The change in 2015 was primarily driven by positive gross profits due to favorable performance of Separate Accounts and updated policyholder assumptions during the year which resulted in amortization and less favorable unlocking as compared to 2014.

Amortization and (accretion) of DAC was $3.8 million and ($6.1) million for the years ended December 31, 2015 and 2014, respectively, which included favorable (unfavorable) unlocking of ($1.5) million and $2.4 million, respectively. The decrease in DAC in 2015 was primarily driven by amortization from positive gross profits. The increase in DAC in 2014 was driven by negative gross profits from the increase in fair value reserves.

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Insurance, general and administrative expenses increased $2.8 million in 2015 as compared to 2014. The following table provides the changes in insurance, general and administrative expenses for each respective period:

(dollars in millions)	2015	2014	Change
Commissions	$30.6	$32.9	$(2.3)
General insurance expense	16.5	11.7	4.8
Taxes, licenses, and fees	0.8	0.5	0.3

Total insurance, general and administrative expenses	$47.9	$45.1	$2.8

Segment Information

The Company’s operating results are categorized into two operating segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company’s Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The accounting policies of the business segments are the same as those for the Company’s Financial Statements described in the Notes to Financial Statements, Note 1 Summary of Significant Accounting Policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management.

		Annuity
(dollars in millions)	2016	2015	2014
Net revenues (a)	$51.6	$114.6	$91.4
Policy benefits (net of reinsurance recoveries)	16.8	69.0	38.9
Amortization (accretion) of VOBA	6.9	8.1	0.9
Income tax expense (benefit)	(0.5)	(9.3)	(2.8)
Net income (loss)	(10.6)	(0.7)	19.2

		Life Insurance
(dollars in millions)	2016	2015	2014
Net revenues (a)	$66.2	$73.6	$75.3
Policy benefits (net of reinsurance recoveries)	48.2	36.3	39.0
Amortization (accretion) of VOBA	25.6	14.3	9.9
Income tax expense (benefit)	(0.5)	4.6	8.2
Net income (loss)	(9.9)	14.4	14.3

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The Company is not dependent upon any single customer, and no single customer accounted for more than 10% of its revenues during 2016, 2015 and 2014.

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Item 7A. Quantitative and Qualitative Disclosures about Market Risk

Market Risk

As an insurance company, the Company is in the “risk” business and as a result is exposed to a variety of risks. A description of our risk management and control systems is given below on the basis of significant identified risks for us. Our largest exposures are to changes in the financial markets (e.g. interest rate, credit and equity market risks) that affect the value of our investments, liabilities from products that we sold, and deferred expenses, and the value of business acquired.

Results of the Company’s sensitivity analyses are presented to show the estimated sensitivity of net income to various scenarios. For each type of market risk, the analysis shows how net income would have been affected by changes in the relevant risk variables that were reasonably possible at the reporting date. For each sensitivity test, the impact of a reasonably possible change in a single factor (or shock) is shown. The analysis considers the interdependency between interest rates and lapse behavior for products sold where there is clear evidence of dynamic lapse behavior. Management action is taken into account to the extent that it is part of the Company’s regular policies and procedures. However, incidental management actions that would require a change in policies and procedures are not considered.

Each sensitivity analysis reflects the extent to which the shock tested would affect management’s critical accounting estimates and judgment in applying the Company’s accounting policies (See Item 7 for a description of the critical accounting estimates and judgments and Notes to the financial statements, Note 1 Summary of Significant Accounting Policies, for a full discussion of the Company’s significant accounting policies). The shock may affect the measurement of assets and liabilities based on assumptions that are not observable in the market as well as market consistent assumptions. For example, a shock in interest rates may lead to changes in the amortization schedule of DAC or to increased unrealized losses on fixed income investments. Although management’s short-term assumption may change if there is a reasonable change in a risk factor, long-term assumptions will generally not be revised unless there is evidence that the movement is permanent. This fact is reflected in the sensitivity analyses provided below.

The sensitivities do not reflect what the net income for the period would have been if risk variables had been different because the analysis is based on the exposures in existence at the reporting date rather than on those that actually occurred during the year. Nor are the results of the sensitivities intended to be an accurate prediction of the Company’s future income. The analysis does not consider all methods available to management to respond to changes in the financial environment, such as changing investment portfolio allocations or adjusting crediting rates. Furthermore, the results of the analyses cannot be extrapolated for wider variations since effects do not tend to be linear. No risk management process can clearly predict future results.

Interest Rate Risk

Interest rate risk arises from the possibility that changes in interest rates will affect the value of investments, primarily fixed maturity securities and preferred equity securities. Changes in interest rates have an inverse relationship to the value of investments. The Company manages interest rate risk as part of its asset/liability management strategy. For each portfolio, management monitors the expected changes in assets and liabilities, as produced by the Company’s model, resulting from various interest rate scenarios. Based on these results, management closely matches the duration of insurance liabilities to the duration of assets supporting those liabilities.

The table below shows the interest rates at the end of the last five years:

	2016	2015	2014	2013	2012
3-Month US Libor	0.99%	0.61%	0.26%	0.25%	0.31%
10-Year US Treasury	2.44%	2.27%	2.17%	3.04%	1.78%

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The sensitivity analysis in the table below shows an estimate of the effect of a parallel shift in the yield curve on net income and equity. Increases in interest rates have a negative effect on GAAP equity and net income in the current year because it results in unrealized losses on investments that are carried at fair value. The offsetting economic gain on the insurance contracts is however, not fully reflected in the sensitivities because many of these liabilities are not measured at fair value. Over time, the short-term reduction in net income due to rising interest rates would be offset by higher net income in later years, all else being equal.

	Estimated Approximate Effects on:
Change in Interest Rates: (dollars in millions)	Net Income	Equity
2016
Shift Up of 100 Basis Points	$(14.9)	$(71.6)
Shift Down of 100 Basis Points	$13.2	$72.3
2015
Shift Up of 100 Basis Points	$(14.9)	$(75.6)
Shift Down of 100 Basis Points	$14.9	$79.2

The sensitivity analysis above reflects the assets and liabilities held at year-end. This does not necessarily reflect the risk exposure during the year as significant events do not necessarily occur on January 1. The selection of a 100 basis point immediate, parallel increase or decrease in interest rates is a hypothetical rate scenario used to demonstrate potential risk. While a 100 basis point immediate, parallel increase does not represent the Company’s view of future market changes, it is a near term reasonably possible hypothetical change that illustrates the potential impact of such events. While the income and equity impacts provide a presentation of interest rate sensitivity, they are based on the portfolio exposures at a point in time and may not be representative of future market results. These exposures will change as a result of ongoing portfolio transactions in response to management’s assessment of changing market conditions and available investment opportunities.

Credit Risk

Credit risk represents the loss that the Company would incur if an issuer fails to perform its contractual obligations and the value of the security held has been impaired or is deemed worthless. The Company manages its credit risk by setting investment policy guidelines that assure diversification with respect to investment, issuer, geographic location and credit quality. Management regularly monitors compliance of each investment portfolio’s status with the investment policy guidelines, including timely updates of credit-related securities.

Equity Market Risk

Fluctuations in the equity markets have affected the Company’s profitability, capital position and sales of equity related products in the past and may continue to do so. Exposure to equity markets exists in both assets and liabilities. Asset exposure exists through direct equity investment, where the Company bears all or most of the risk related to volatility in returns and investment performance. Equity market exposure is also present in accounts related to insurance contracts of policyholders where funds are invested in equities such as variable annuities and life insurance. Although most of the risk related to volatility remains with the policyholder, lower investment returns can reduce the asset management fee earned by the Company on the asset balance in these products. In addition, some of this business has minimum guarantees.

The table that follows sets forth the closing levels of certain major indices at the end of the last five years:

	2016	2015	2014	2013	2012
S&P 500	2,239	2,044	2,059	1,848	1,426
NASDAQ	5,445	5,007	4,736	4,177	3,020
DOW	19,763	17,425	17,823	16,577	13,104

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The sensitivity analysis of net income to change in equity prices is presented in the table below. The sensitivity of net income to changes in equity markets reflects changes in the market value of the Company’s portfolio, changes in DAC amortization and the strengthening of the guaranteed minimum benefits, where applicable. The results of equity sensitivity tests are non-linear. The main reason for this is due to equity options sold to clients that are embedded in some of these products and the more severe scenarios could cause accelerated DAC amortization and guaranteed minimum benefits provisioning, while moderate scenarios may not.

	Estimated Approximate Effect on Net Income
Immediate Change of: (dollars in millions)	2016	2015
Equity Increase of 10%	$24.5	$1.9
Equity Increase of 20%	$43.1	$3.4
Equity Decrease of 10%	$(29.6)	$11.6
Equity Decrease of 20%	$(49.6)	$9.5

The selection of a 10% and 20% change in the equity markets should not be construed as a prediction of future market events, but rather as an illustration of the potential impact of such an event. The Company’s exposure can change as a result of changes in the Company’s mix of business. The change in equity increase shocks of 10% and 20% are driven by changes to the macro hedge program and reserve changes driven by higher net amount at risk that had a positive estimated impact on net income.

Liquidity Risk

Liquidity risk is inherent in much of the Company’s businesses. Each asset purchased and liability sold has liquidity characteristics that are unique. Some liabilities are surrenderable while some assets, such as private placements, mortgages loans and limited partnerships have low liquidity. If the Company requires significant amounts of cash on short notice in excess of normal cash requirements, the Company may have difficulty selling these investments at attractive prices, in a timely manner or both.

Underwriting Risk

The Company’s earnings depend significantly upon the extent to which actual claims experience is consistent with the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, the Company may be required to increase liabilities, which could reduce income. In addition, certain acquisition costs related to the prior sales of policies and the purchase of policies already in force have been recorded as assets on the balance sheet and are being amortized into income over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs due to unrecoverability. This could have a materially adverse effect on the Company’s business, results of operations and financial condition.

Sources of underwriting risk include policy lapses and policy claims such as mortality and expenses. In general, the Company is at risk if policy lapses increase, as sometimes the Company is unable to fully recover up front expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. Within variable annuity contracts with certain guarantee benefits, the Company is at risk if policy lapses decrease, as more contracts would remain in force until guaranteed payments are made. For mortality risk, the Company sells certain types of policies that are at risk if mortality increases, such as term life insurance or guaranteed minimum death benefits, and sells certain types of policies that are at risk if mortality decreases (longevity risk) such as certain annuity products. The Company is also at risk if expenses are higher than assumed by management.

The Company monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. The Company’s units also perform experience studies for underwriting risk assumptions, comparing the Company’s experience to industry experience as well as combining the Company’s experience and industry experience based on the depth of the history of each source to the Company’s underwriting assumptions. The Company also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.

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Sensitivity analysis of net income to various underwriting risks is shown in the table that follows. The sensitivities represent an increase or decrease of mortality rates over 2016. Increases in mortality rates lead to an increase in the level of benefits and claims on most business. The impact on net income of investments sales required to meet the higher cash outflow from lapses or deaths is reflected in the sensitivities.

	Estimated Approximate Effect on Net Income
Immediate Change of: (dollars in millions)	2016	2015
20% Increase in Lapse Rates	$(1.4)	$(1.1)
20% Decrease in Lapse Rates	$1.3	$2.4
10% Increase in Mortality Rates	$(3.5)	$(3.6)
10% Decrease in Mortality Rates	$3.5	$5.0

A shock in mortality rates will generally not lead to a change in the assumptions underlying the measurement of the insurance liabilities as management will recognize that the shock is temporary. Life insurers are also exposed to longevity risk.

Item 8. Financial Statements and Supplementary Data

The financials statements of Registrant are set forth in Part IV hereof and are incorporated herein by reference.

Item 9. Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

No information is required to be disclosed under this item.

Item 9A. Controls and Procedures

Evaluation of disclosure controls and procedures

The Exchange Act Rule 13a-15(e), defines the term “disclosure controls and procedures” as the controls and other procedures of a company that are designed to ensure that information required to be disclosed by a company in the reports that it files or submits under the Exchange Act is recorded, processed, summarized and reported within required time periods specified in the SEC’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Exchange Act is accumulated and communicated to the Company’s management, including the Company’s principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

The Company’s Disclosure Committee assists with the monitoring and evaluation of the Company’s disclosure controls and procedures. The Company’s President, Chief Financial Officer and Disclosure Committee have evaluated the effectiveness of the Company’s disclosure controls and procedures as of the end of the period covered by this Report. Based on that evaluation, the President and Chief Financial Officer of the Company have concluded that the Company’s disclosure controls and procedures are effective.

Management’s annual report on internal control over financial reporting

The Exchange Act Rule 13a-15(f) defines the term “internal control over financial reporting” as the process of a company that is designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

The Company’s management, with the participation of the President and Chief Financial Officer, is responsible for establishing and maintaining adequate internal control over financial reporting. The Company’s management, with the participation of the President and Chief Financial Officer, has conducted an evaluation of the effectiveness of the

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Company’s internal control over financial reporting as of December 31, 2016 based on the criteria related to internal control over financial reporting described in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on that evaluation, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2016.

This annual report does not include an attestation report of the Company’s registered public accounting firm regarding internal control over financial reporting because the Company is a non-accelerated filer.

Changes in internal control over financial reporting

No change in the Company’s internal control over financial reporting (as defined in Rule 15d-15(f) under the Exchange Act occurred during the year ended December 31, 2016 that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 9B. Other Information

Not Applicable.

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PART III

Items 10-13 Omitted. These items are omitted pursuant to General Instruction I(2)(a) of Form 10-K.

Item 14. Principal Accountant Fees and Services

Fees Paid to the Company’s Independent Auditor

The aggregate fees for professional services rendered by PricewaterhouseCoopers LLP (“PwC”) for the audit of the Company’s Financial Statements in 2016 and 2015:

	2016	2015
Audit (a)	$700,000	$946,335

Other than the audit fees reflected in the table above, the Company did not pay PwC for any other services.

(a)	Audit fees consist of fees for the annual financial statement audit (including required quarterly reviews) and other procedures required to be performed by the independent auditor to be able to form an opinion on TALIC’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit or quarterly review. They also include fees billed for other audit services, which are those services that only the external auditor reasonably can provide, and include statutory audits, comfort letters, services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

Audit Committee Pre-approval Policies and Procedures

The Company’s Audit Committee is responsible for, among other matters, the oversight of the external auditor. Consistent with SEC rules regarding auditor independence, the Audit Committee has adopted a policy regarding pre-approval of audit and permissible non-audit services provided by our independent auditors (the “Pre-approval Policy”).

Under the Pre-approval Policy, proposed services and related fees either:

(i)	may be pre-approved by the Audit Committee without consideration of specific case-by-case services (“general pre-approval”); or

(ii)	require the specific pre-approval of the Audit Committee (“specific pre-approval”). Appendices to the Pre-approval Policy (that are adopted each year) set out the audit, audit-related, tax, and other services that have received the general pre-approval of the Audit Committee. All other audit, audit-related, tax and other services must receive specific pre-approval from the Audit Committee.

During 2016, all services provided to the Company by PwC were pre-approved by the Audit Committee in accordance with the Pre-approval policy.

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PART IV

Item 15. Exhibits and Financial Statement Schedules

(a)	Financial Statements and Exhibits

(1)	The following financial statements of the Registrant are filed as part of this report

a.	Report of Independent Registered Public Accounting Firm dated March 30, 2017 (PricewaterhouseCoopers LLP).

b.	Balance Sheets at December 31, 2016 and 2015.

c.	Statements of Income (Loss) for the Years Ended December 31, 2016, 2015 and 2014.

d.	Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2016, 2015 and 2014.

e.	Statements of Stockholder’s Equity for the Years Ended December 31, 2016, 2015 and 2014.

f.	Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014.

g.	Notes to Financial Statements for the Years Ended December 31, 2016, 2015 and 2014.

(2)	Not applicable.

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(3)	The following exhibits are filed as part of this report:

2.1	Merrill Lynch Life Insurance Company Board of Directors Resolution in Connection with the Merger between Merrill Lynch Life Insurance Company and Tandem Insurance Group, Inc. (Incorporated by reference to Exhibit 2.1, filed September 5, 1991, as part of Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

2.2	Plan and Agreement of Merger between Merrill Lynch Life Insurance Company and Tandem Insurance Group, Inc. (Incorporated by reference to Exhibit 2.1a, filed September 5, 1991, as part of Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

3.1	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 10 to Merrill Lynch Life Variable Annuity Separate Account A’s registration statement on Form N-4, File No. 33-43773, filed December 10, 1996.)

3.2	Articles of Amendment of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by reference to Exhibit 3.2 to the Registrant’s Quarterly Report on Form 10-Q, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-34192, 333-133223, and 333-133225, filed August 12, 2010.)

3.3	Amended By-Laws of Transamerica Advisors Life Insurance Company. (Incorporated by reference to Exhibit 3.3 to the Registrant’s Quarterly Report on Form 10-Q, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-34192, 333-133223, and 333-133225, filed August 12, 2010.)

4.1	Group Modified Guaranteed Annuity Contract, ML-AY-361. (Incorporated by reference to Exhibit 4.1, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.2	Individual Certificate, ML-AY-362. (Incorporated by reference to Exhibit 4.2, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.2a	Individual Certificate, ML-AY-362 KS. (Incorporated by reference to Exhibit 4.2a, filed March 9, 1990, as part of Post- Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.2b	Individual Certificate, ML-AY-378. (Incorporated by reference to Exhibit 4.2b, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.2c	Modified Guaranteed Annuity Contract. (Incorporated by reference to Exhibit 4(a), filed August 18, 1997, as part of the Registrant’s registration statement on Form S-3, File No. 333-33863.)

4.3	Individual Tax-Sheltered Annuity Certificate, ML-AY-372. (Incorporated by reference to Exhibit 4.3, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.3a	Individual Tax-Sheltered Annuity Certificate, ML-AY-372 KS. (Incorporated by reference to Exhibit 4.3a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.4	Qualified Retirement Plan Certificate, ML-AY-373. (Incorporated by reference to Exhibit 4.4 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.4a	Qualified Retirement Plan Certificate, ML-AY-373 KS. (Incorporated by reference to Exhibit 4.4a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.5	Individual Retirement Annuity Certificate, ML-AY-374. (Incorporated by reference to Exhibit 4.5 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.5a	Individual Retirement Annuity Certificate, ML-AY-374 KS. (Incorporated by reference to Exhibit 4.5a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

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4.5b	Individual Retirement Annuity Certificate, ML-AY-375 KS. (Incorporated by reference to Exhibit 4.5b, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.5c	Individual Retirement Annuity Certificate, ML-AY-379. (Incorporated by reference to Exhibit 4.5c, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.6	Individual Retirement Account Certificate, ML-AY-375. (Incorporated by reference to Exhibit 4.6, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.6a	Individual Retirement Account Certificate, ML-AY-380. (Incorporated by reference to Exhibit 4.6a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.7	Section 457 Deferred Compensation Plan Certificate, ML-AY-376. (Incorporated by reference to Exhibit 4.7 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.7a	Section 457 Deferred Compensation Plan Certificate, ML-AY-376 KS. (Incorporated by reference to Exhibit 4.7a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.8	Tax-Sheltered Annuity Endorsement, ML-AY-366. (Incorporated by reference to Exhibit 4.8 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.8a	Tax-Sheltered Annuity Endorsement, ML-AY-366 190. (Incorporated by reference to Exhibit 4.8a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.8b	Tax-Sheltered Annuity Endorsement, ML-AY-366 1096. (Incorporated by reference to Exhibit 4(h)(3), filed March 27, 1997, as part of Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form S-1, File No. 33-58303.)

4.9	Qualified Retirement Plan Endorsement, ML-AY-364. (Incorporated by reference to Exhibit 4.9 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.10	Individual Retirement Annuity Endorsement, ML-AY-368. (Incorporated by reference to Exhibit 4.10 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.10a	Individual Retirement Annuity Endorsement, ML-AY-368 190. (Incorporated by reference to Exhibit 4.10a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.10b	Individual Retirement Annuity Endorsement, ML009. (Incorporated by reference to Exhibit 4(j)(3) to Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-60290, filed March 31, 1994.)

4.10c	Individual Retirement Annuity Endorsement. (Incorporated by reference to Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-3, File No. 333-33863, filed October 31, 1997.)

4.11	Individual Retirement Account Endorsement, ML-AY-365. (Incorporated by reference to Exhibit 4.11 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.11a	Individual Retirement Account Endorsement, ML- AY-365 190. (Incorporated by reference to Exhibit 4.11a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.12	Section 457 Deferred Compensation Plan Endorsement, ML-AY-367. (Incorporated by reference to Exhibit 4.12 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

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4.12a	Section 457 Deferred Compensation Plan Endorsement, ML-AY-367 190. (Incorporated by reference to Exhibit 4.12a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.13	Qualified Plan Endorsement, ML-AY-369. (Incorporated by reference to Exhibit 4.13 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.13a	Qualified Plan Endorsement, ML-AY-448. (Incorporated by reference to Exhibit 4.13a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

4.13b	Qualified Plan Endorsement. (Incorporated by reference to Exhibit 4(c), filed October 31, 1997, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-3, File No. 333-33863.)

4.14	Application for Group Modified Guaranteed Annuity Contract. (Incorporated by reference to Exhibit 4.14 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.15	Annuity Application for Individual Certificate Under Modified Guaranteed Annuity Contract. (Incorporated by reference to Exhibit 4.15 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

4.15a	Application for Modified Guaranteed Annuity Contract. (Incorporated by reference to Exhibit 4(d), filed August 18, 1997, as part of the Registrant’s registration statement on Form S-3, File No. 333-33863.)

4.17	Group Modified Guaranteed Annuity Contract, ML-AY-361/94. (Incorporated by reference to Exhibit 4(a)(2), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.18	Individual Certificate, ML-AY-362/94. (Incorporated by reference to Exhibit 4(b)(4), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.19	Individual Tax-Sheltered Annuity Certificate, ML-AY-372/94. (Incorporated by reference to Exhibit 4(c)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.20	Qualified Retirement Plan Certificate, ML-AY-373/94. (Incorporated by reference to Exhibit 4(d)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.21	Individual Retirement Annuity Certificate, ML-AY-374/94. (Incorporated by reference to Exhibit 4(e)(5), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.22	Individual Retirement Account Certificate, ML-AY-375/94. (Incorporated by reference to Exhibit 4(f)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.23	Section 457 Deferred Compensation Plan Certificate, ML-AY-376/94. (Incorporated by reference to Exhibit 4(g)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.24	Qualified Plan Endorsement, ML-AY-448/94. (Incorporated by reference to Exhibit 4(m)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.)

4.25	Form of Group Fixed Contingent Annuity Contract. (Incorporated by reference to Exhibit 4(i) to the Registrant’s Registration Statement on Form S-3, File No 333-177282, filed October 13, 2011.)

4.26	Form of Group Fixed Contingent Annuity Certificate. (Incorporated by reference to Exhibit 4(ii) to the Registrant’s Registration Statement on Form S-3, File No 333-177282, filed October 13, 2011.)

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10.1	Management Services Agreement between Family Life Insurance Company and Merrill Lynch Life Insurance Company. (Incorporated by reference to Exhibit 10.1 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.)

10.2	General Agency Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by reference to Exhibit 10.2, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

10.3	Service Agreement among Merrill Lynch Insurance Group, Inc., Family Life Insurance Company and Merrill Lynch Life Insurance Company. (Incorporated by reference to Exhibit 10.3, filed March 13, 1991, as part of Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

10.3a	Amendment to Service Agreement among Merrill Lynch Insurance Group, Inc., Family Life Insurance Company and Merrill Lynch Life Insurance Company. (Incorporated by reference to Exhibit 10(c)(2) to Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-60290, filed March 31, 1994.)

10.4	Indemnity Reinsurance Agreement between Merrill Lynch Life Insurance Company and Family Life Insurance Company. (Incorporated by reference to Exhibit 10.4, filed March 13, 1991, as part of Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

10.5	Assumption Reinsurance Agreement between Merrill Lynch Life Insurance Company, Tandem Insurance Group, Inc. and Royal Tandem Life Insurance Company and Family Life Insurance Company. (Incorporated by reference to Exhibit 10.6, filed April 24, 1991, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

10.6	Amended General Agency Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by reference to Exhibit 10(g) to the Registrant’s registration statement on Form S-1, File No. 33-46827, filed March 30,1992.)

10.7	Indemnity Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by reference to Exhibit 10(h) to the Registrant’s registration statement on Form S-1, File No. 33-46827, filed March 30, 1992.)

10.8	Management Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by reference to Exhibit 10(i) to the Registrant’s registration statement on Form S-1, File No. 33-46827, filed March 30, 1992.)

10.9	Amendment No. 1 to Indemnity Reinsurance Agreement between Family Life Insurance Company and Merrill Lynch Life Insurance Company. (Incorporated by reference to Exhibit 10.5, filed April 24, 1991, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-26322.)

10.10	Insurance Administrative Services Agreement between Merrill Lynch Life Insurance Company and Liberty Insurance Services Corporation. (Incorporated by reference to Exhibit 10.10 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 30, 2005.)

10.11	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.2 to Registrant’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

10.12	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. (Incorporated by reference to Exhibit 10.12 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 27, 2008.)

10.13	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. (Incorporated by reference to Exhibit 10.13 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 27, 2008.)

45

10.14	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Registrant’s Current Report on Form 8-K, File No. 33-26322, filed August 17, 2007.)

10.15	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Registrant’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

10.16	Principal Underwriting Agreement between Transamerica Capital, Inc. and Merrill Lynch Life Insurance Company (Incorporated by reference to Exhibit 10.17 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 26, 2009.)

10.17	Amended and Restated Principal Underwriting Agreement between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by reference to Exhibit 10.17 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 25, 2011.)

10.18	Investment Management Services Agreement among Transamerica Asset Management, Inc., Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York. (Incorporated by reference to Exhibit 10.18 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 25, 2011.)

10.19	Principal Underwriting Agreement by and between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form S-3, File No. 333-177282, filed December 15, 2011.)

10.20	Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company. (Incorporated by reference to Exhibit 10 to Registrant’s Registration Statement on Form S-3, File No. 333-177282, filed October 13, 2011.)

10.21	First Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company (Incorporated by reference to Exhibit 10.20 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322)

10.22	Second Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company (Incorporated by reference to Exhibit 10.20 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322)

10.23	Third Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company (Incorporated by reference to Exhibit 10.20 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322)

10.24	Fourth Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company (Incorporated by reference to Exhibit 10.20 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322)

23.1	Consent of PricewaterhouseCoopers, LLP, independent registered public accounting firm, is filed herewith.

24.1	Powers of Attorney Blake S. Bostwick, Mark W. Mullin, Jay Orlandi, David Schulz, Katherine A. Schulze, David Hopewell, Michiel van Katwijk are filed herewith.

31.1	Certification by the Chief Executive Officer pursuant to Rule 15d-14(a), is filed herewith.

31.2	Certification by the Chief Financial Officer pursuant to Rule 15d-14(a), is filed herewith.

46

32.1	Certification by the Chief Executive Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is filed herewith.

32.2	Certification by the Chief Financial Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is filed herewith.

101.INS	XBRL Instance Document, is filed herewith.

101.SCH	XBRL Taxonomy Extension Schema, is filed herewith.

101.CAL	XBRL Taxonomy Extension Calculation Linkbase, is filed herewith.

101.DEF	XBRL Taxonomy Definition Linkbase, is filed herewith.

101.LAB	XBRL Taxonomy Extension Label Linkbase, is filed herewith.

101.PRE	XBRL Taxonomy Extension Presentation Linkbase, is filed herewith.

Item 16. Form 10-K Summary

None.

47

Management Report on Internal Control over Financial Reporting

MANAGEMENT REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING

Management is responsible for establishing and maintaining adequate internal control over financial reporting for TALIC to provide reasonable assurance regarding the reliability of our financial reporting and the preparation of financial statements for external purposes in accordance with United States generally accepted accounting principles. Internal control over financial reporting includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of our assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with United States generally accepted accounting principles, and that our receipts and expenditures are being made only in accordance with authorizations of our management and directors; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of our assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Projections of any evaluation of internal control over financial reporting effectiveness to future periods are subject to risks. Over time, controls may become inadequate because of changes in conditions or deterioration in the degree of compliance with policies or procedures.

Management assessed our internal control over financial reporting as of December 31, 2016, the end of our fiscal year. Management based its assessment on criteria established in Internal Control-Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission. Management’s assessment included evaluation of such elements as the design and operating effectiveness of key financial reporting controls, process documentation, accounting policies, and our overall control environment. Based on this assessment, management has concluded that our internal control over financial reporting was effective as of the end of the fiscal year to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external reporting purposes in accordance with United States generally accepted accounting principles.

48

49

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder

Transamerica Advisors Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income (loss), of comprehensive income (loss), of stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

March 30, 2017

FINAL

PART IV. Financial Information

Item 15. Financial Statements

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2016	2015
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2016 - $1,383,787; 2015 - $1,570,693)	$1,487,037	$1,665,337
Equity available-for-sale securities, at estimated fair value (cost: 2016 - $31,264; 2015 - $33,777)	32,551	34,667
Limited partnerships	70,910	63,489
Mortgage loans on real estate	116,208	92,914
Policy loans	632,834	661,466
Derivative assets	16,526	10,893

Total investments	2,356,066	2,528,766

Cash and cash equivalents	267,844	236,482
Accrued investment income	34,318	34,481
Deferred policy acquisition costs	33,901	37,500
Deferred sales inducements	7,708	8,517
Value of business acquired	222,299	259,493
Goodwill	2,800	2,800
Income tax asset	576	1,512
Reinsurance receivables	166	68
Affiliated short-term note receivable	—	25,000
Receivable for investments sold—net	997	777
Other assets	35,484	28,448
Recoverable of ceded GMIB embedded derivatives, at fair value	48,166	61,426
Separate Accounts assets	5,659,950	5,940,665

Total Assets	$8,670,275	$9,165,935

See Notes to Financial Statements

51

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

BALANCE SHEETS - Continued

	December 31,
(dollars in thousands, except share data)	2016	2015
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,096,695	$1,154,871
Future policy benefits	486,826	518,911
Claims and claims settlement expenses	37,556	32,410

Total policyholder liabilities and accruals	1,621,077	1,706,192

Payables for collateral under securities loaned, reverse repurchase agreements and derivatives	245,702	194,537
Checks not yet presented for payment	4,261	9,918
Derivative liabilities	15,165	13,075
Income tax liability	—	2,086
Affiliated payables—net	5,064	2,875
Reinsurance payables	203	—
Other liabilities	12,461	5,086
Separate Accounts liabilities	5,659,950	5,940,665

Total Liabilities	7,563,883	7,874,434

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,425,816	1,514,157
Accumulated other comprehensive income, net of taxes	55,350	56,591
Retained deficit	(377,274)	(281,747)

Total Stockholder’s Equity	1,106,392	1,291,501

Total Liabilities and Stockholder’s Equity	$8,670,275	$9,165,935

See Notes to Financial Statements

52

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF INCOME (LOSS)

	For the Years Ended December 31,
(dollars in thousands)	2016	2015	2014
Revenues
Policy charge revenue	$151,446	$166,746	$177,913
Net investment income	111,149	112,184	116,938
Net realized investment gains
Other-than-temporary impairment losses on securities	(4,563)	(1,764)	—
Portion of other-than-temporary impairments previously recognized in other comprehensive income (loss)	(121)	(109)	(104)

Net other-than-temporary impairment losses on securities recognized in income	(4,684)	(1,873)	(104)
Net realized investment gains, excluding other-than-temporary impairment losses on securities	5,142	3,563	2,732

Net realized investment gains	458	1,690	2,628
Net derivative losses	(90,238)	(37,457)	(76,153)

Total Revenues	172,815	243,163	221,326

Benefits and Expenses
Interest credited to policyholder liabilities	55,015	54,914	54,599
Policy benefits (net of reinsurance recoveries: 2016 - $3,773; 2015 - $2,321; 2014 - $4,403)	65,067	105,246	77,877
Amortization (accretion) of deferred policy acquisition costs	3,680	3,783	(6,068)
Amortization of value of business acquired	32,482	22,364	10,840
Insurance, General and Administrative Expenses	38,103	47,916	45,121

Total Benefits and Expenses	194,347	234,223	182,369

Income (Loss) Before Taxes	(21,532)	8,940	38,957

Income Tax Expense (Benefit)	(1,005)	(4,718)	5,424

Net Income (Loss)	$(20,527)	$13,658	$33,533

See Notes to Financial Statements

53

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the Years Ended December 31,
(dollars in thousands)	2016	2015	2014
Net Income (Loss)	$(20,527)	$13,658	$33,533

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	8,993	(67,572)	72,391
Reclassification adjustment for (gains) losses included in net income (loss)	3	(484)	281

	8,996	(68,056)	72,672

Net unrealized gains (losses) on cash flow hedges
Net unrealized gains (losses) on cash flow hedges arising during the period	(6,288)	1,807	(278)
Reclassification adjustment for losses included in net income (loss)	861	99	761

	(5,427)	1,906	483

Net unrealized other-than-temporary impairments on securities
Change in previously recognized unrealized other-than-temporary impairments	(112)	(741)	2,805
Reclassification adjustment for other-than-temporary impairments included in net income (loss)	121	109	104

	9	(632)	2,909

Adjustments
Value of business acquired	(4,819)	14,131	(6,525)

	(4,819)	14,131	(6,525)

Total other comprehensive income (loss), net of taxes	(1,241)	(52,651)	69,539

Comprehensive Income (Loss)	$(21,768)	$(38,993)	$103,072

See Notes to Financial Statements

54

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2016	2015	2014
Common Stock	$2,500	$2,500	$2,500
Additional Paid-in Capital
Balance at beginning of period	$1,514,157	$1,545,665	$1,366,636
Capital contributions from AEGON USA, LLC	—	68,492	179,029
Return of capital to Transamerica Corporation /AEGON USA, LLC	(88,341)	(100,000)	—

Balance at end of period	$1,425,816	$1,514,157	$1,545,665

Accumulated Other Comprehensive Income
Balance at beginning of year	$56,591	$109,242	$39,703
Total other comprehensive income (loss), net of taxes	(1,241)	(52,651)	69,539

Balance at end of year	$55,350	$56,591	$109,242

Retained Deficit
Balance at beginning of year	$(281,747)	$(295,405)	$(228,938)
Net income (loss)	(20,527)	13,658	33,533
Cash dividend paid to Transamerica Corporation /AEGON USA, LLC	(75,000)	—	(100,000)

Balance at end of year	$(377,274)	$(281,747)	$(295,405)

Total Stockholder’s Equity	$1,106,392	$1,291,501	$1,362,002

See Notes to Financial Statements

55

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(20,527)	$13,658	$33,533
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Change in deferred policy acquisition costs	3,599	3,627	(6,258)
Change in deferred sales inducements	809	834	(1,807)
Change in value of business acquired	32,482	22,364	10,840
Change in benefit reserves, net of change in ceded reinsurance recoverable	(9,440)	43,176	14,221
Change in income tax accruals	(1,149)	(4,535)	6,143
Change in claims and claims settlement expenses	5,146	3,471	651
Change in other operating assets and liabilities—net	132	(2,124)	4,269
Change in checks not yet presented for payment	(5,655)	(3,658)	5,496
Amortization (accretion) of investments	(762)	3,046	1,836
Interest credited to policyholder liabilities	55,015	54,914	54,599
Net derivative losses	90,238	37,457	76,153
Net realized investment (gains) losses	(458)	(1,690)	(2,628)
Change in unrealized (gains) losses related to limited partnerships	99	—	—

Net cash and cash equivalents provided by operating activities	149,529	170,540	197,048

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	497,472	231,374	108,086
Maturities of available-for-sale securities and mortgage loans	263,745	351,597	273,144
Purchases of available-for-sale securities and mortgage loans	(593,984)	(475,044)	(476,897)
Sales of limited partnerships	4,041	252	962
Purchases of limited partnerships	(11,562)	—	(60,000)
Change in affiliated short-term note receivable	25,000	(25,000)	—
Cash received in connection with derivatives	28,797	76,494	18,828
Cash paid in connection with derivatives	(110,962)	(135,918)	(119,059)
Policy loans on insurance contracts—net	28,632	19,606	29,015
Net settlement on futures contracts	(5,989)	(3,030)	(7,819)
Other	—	778	(436)

Net cash and cash equivalents provided by (used in) investing activities	$125,190	$41,109	$(234,176)

See Notes to Financial Statements

56

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF CASH FLOWS - Continued

	For the Years Ended December 31,
(dollars in thousands)	2016	2015	2014
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$13,362	$15,578	$14,734
Policyholder withdrawals	(135,940)	(134,335)	(128,712)
Capital contributions from AEGON USA, LLC	—	68,492	179,029
Return of capital to Transamerica Corporation /AEGON USA, LLC	(88,341)	(100,000)	—
Change in payables for collateral under securities loaned, reverse repurchase agreements and derivatives	42,562	(59,936)	5,374
Cash dividend paid to Transamerica Corporation /AEGON USA, LLC	(75,000)	—	(100,000)

Net cash and cash equivalents used in financing activities	(243,357)	(210,201)	(29,575)

Net increase (decrease) in cash and cash equivalents (a)	31,362	1,448	(66,703)
Cash and cash equivalents, beginning of year	236,482	235,034	301,737

Cash and cash equivalents, end of year	$267,844	$236,482	$235,034

(a)	Included in net increase (decrease) in cash and cash equivalents is interest received (2016 - $31; 2015 - $18; 2014 - $31); interest paid (2016 - $ 44; 2015 - $15; 2014 - $5; income taxes paid (2016 - $0; 2015 - $0; 2014 - $0).

See Notes to Financial Statements

57

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

NOTES TO FINANCIAL STATEMENTS

(dollars in thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

TALIC is a wholly owned subsidiary of TA Corp, which is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. The Company was formerly a wholly owned subsidiary of AUSA which merged into TA Corp effective December 31, 2015. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, and general insurance and have limited banking operations in a number of these countries.

The Company is a life insurance company that conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with United States GAAP. The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the accompanying financial statements are summarized below.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity to GAAP requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain investments (including derivatives), asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as AFS and are reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. If broker quotes are not available, then securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs periodic in-depth reviews of prices received from third-party pricing services. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as review of exception reports that highlight significant price changes, stale prices or un-priced securities. In addition, the Company performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

58

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is implemented in a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. On a monthly basis, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 2% of the fair value.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. Amortization is recognized using the effective interest method. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification.

Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income (Loss) until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.

Other-than-temporary impairments

The Company regularly reviews each investment in its fixed maturity and equity AFS securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For fixed maturity AFS securities, the Company also considers whether it is more likely than not that it will be required to sell the debt security before its anticipated recovery. The factors that may give rise to a potential OTTI include, but are not limited to, 1) certain credit-related events such as default of principal or interest payments by the issuer, 2) bankruptcy of issuer, 3) certain security restructurings, and 4) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For equity securities, once management determines that a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Objective evidence of impairment of an investment in an equity instrument classified as AFS includes information about significant changes with an adverse effect that have taken place in the technological, market, economic or legal environment in which the issuer operates, that indicates that the cost of the investment in the equity instrument may not be recovered. As part of an ongoing process, the equity analysts actively monitor earnings releases, company fundamentals, new developments and industry trends for any signs of possible impairment. If an AFS equity security is impaired based upon the Company’s qualitative or quantitative impairment criteria, any further declines in the fair value at subsequent reporting dates are recognized as impairments. Therefore, at each reporting period, for an equity security that is determined to be impaired based upon the Company’s impairment criteria, an impairment is recognized for the difference between the fair value and the original cost basis, less any previously recognized impairments.

For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security, or b) is more likely than not to be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For fixed maturity AFS securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non-credit portion). The credit loss is recognized in earnings and the non-credit loss is recognized in OCI, net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of fixed maturity AFS securities for which non-credit OTTI was previously recognized in OCI in “Net unrealized other-than-temporary impairments on securities.”

Debt securities are monitored individually for impairments based on our asset specialists’ expectations of payment interruption. The probability of interruption is based on assessments of capital markets, funding needs and the liquidity profile of the issuer.

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Limited partnerships

At December 31, 2016 and 2015, the Company had investments in three and two limited partnerships, respectively, that are not publicly traded. These partnerships are carried at estimated fair value. Management estimates the fair value of one partnership based on its review of the NAV statement provided to investors quarterly in arrears, plus cash activity through year end. Management estimates the fair value of one partnership based on its review of the underlying funds’ NAV statements, which include observable market inputs, one month in arrears, plus cash activity through year end. Management estimates the fair value of one partnership based on its review of the NAV statement which includes observable market inputs, one month in arrears, plus cash activity through year end.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances and an allowance for credit losses. The fair value of mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred.

Loans are considered impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated collateral value. Changing economic conditions impact the Company’s valuation of mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have deteriorating credits or have experienced debt coverage reduction. Where warranted, the Company has established or increased loss reserves based upon this analysis. The Company does not accrue interest on loans ninety days past due. The Company also establishes an allowance for credit losses which is calculated by applying a percentage, based on risk rating and maturity, to the outstanding loan balance.

The change in the valuation allowance and the allowance for credit losses is reflected in net realized investment gains (losses), excluding OTTI losses on securities in the Statements of Income (Loss).

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. Due to the collateralized nature of policy loans, the Company believes that the fair value of policy loans approximates book value. Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. Policy loans have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.

Derivatives and Hedge Accounting

The Company uses several types of derivatives to manage the capital market risk associated with the GMWB. Derivatives are primarily used by the Company to manage risk associated with interest rate or equity market risk or volatility. Freestanding derivatives are carried on the Balance Sheets at fair value. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivatives are reported in net derivative gains (losses) in the Statements of Income (Loss).

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. For hedge accounting purposes, a distinction is made between fair value hedges, cash flow hedges and hedges of a net investment in a foreign operation. Currently and during the periods covered by the accompanying financial statements, the Company has only had cash flow hedges.

A cash flow hedge is the hedge of the exposure to variability of cash flows to be received or paid related to a recognized asset or liability. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into the Statements of Income (Loss) when the Company’s earnings are affected by the variability of the hedged item. Any hedge ineffectiveness is recognized as a component of net derivative gains (losses) in the Statements of Income (Loss).

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The Company has entered into cash flow hedging transactions on TIPS utilizing interest rate swaps to lengthen portfolio duration and to hedge the variability of cash flows due to changes in inflation. The Company recognizes hedge ineffectiveness gains (losses) from the difference of the change in fair value of the swap and the change in fair value of the underlying Treasury in net derivative gains (losses) in the Statements of Income (Loss).

S&P futures contracts and interest rate futures contracts are used to hedge the equity risk and interest rate risk, respectively, associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. Net settlements on the futures occur daily. The realized gains (losses) on settlement of these futures are recorded in net derivative gains (losses) in the Statements of Income (Loss).

The Company uses variance swaps to hedge equity risk. The Company also enters into total return swaps that are based on the S&P. The Company recognizes gains (losses) from the change in fair value of the variance swaps and total return swaps in net derivative gains (losses) in the Statements of Income (Loss).

The Company also writes credit default swaps enabling the Company to change the risk profile of the assets in the portfolio by enhancing the overall yield. As a writer of credit default swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit default swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap, and recognized in net derivative gains (losses) in the Statements of Income (Loss).

The Company enters into fixed-to-float and float-to-fixed interest rate swaps in order to hedge the interest rate risk on the underlying liability. The Company holds these contracts at fair value, and recognizes gains (losses) related to changes in fair value in net derivative gains (losses) in the Statements of Income (Loss).

The Company also utilizes put and call options which serve to hedge the risk of equity market declines. The Company recognizes gains (losses) from the change in fair value of the options in net derivative gains (losses) in the Statements of Income (Loss).

The Company’s GMWB dynamic program currently targets the following market sensitivities: first and second order equity exposure (Delta and Gamma); and first order interest rate exposure (Rho).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Checks Not Yet Presented for Payment

The Company’s checks not yet presented for payment consists of checks written that have not yet cleared the Company’s bank accounts. The majority of the Company’s bank accounts are zero balance accounts that are funded at the time items clear against the account; therefore, the outstanding checks represent immediately payable liabilities. Because the recipients of these checks have generally not yet received payment, the Company classifies the outstanding checks as a liability on the Company’s Balance Sheets. Checks not yet presented for payment are classified in the cash flows from operating activities section of the Company’s Statements of Cash Flows.

Securities Lending

Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all of the risks and rewards of asset ownership. The loaned securities are included in fixed maturity AFS securities on the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities.

Reverse Repurchase Agreements

The Company enters into dollar roll repurchase agreement transactions whereby the Company takes delivery of mortgage-backed securities (“MBS”) pools and sells them to a counterparty along with an agreement to repurchase substantially the same pools at some point in the future, typically one month forward. Dollar roll repurchase agreements are the only type of reverse repurchase agreement the Company enterers into at this time. These transactions are accounted for as collateralized borrowings, and the repurchase agreement liability is included on the Balance Sheets in payables for collateral under securities loaned, reverse repurchase agreements and derivatives. There is a risk that the MBS pools will not be delivered by the counterparty upon the maturity of the

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repurchase agreement. However, this risk is considered to be very low as the U.S. MBS market is well-established, deep, and liquid for securities that the counterparty can utilize to source pools required to satisfy its obligation. Counterparties for MBS pools must pass internal credit underwriting standards prior to initiating repurchase agreement transactions. In addition, each month the value of the cash collateral is reset based on the change in the fair value of the MBS, thereby minimizing the amount of counterparty exposure.

Value of Business Acquired

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

For acquired annuity and variable life insurance contracts, VOBA is amortized in proportion to estimated gross profits arising principally from investment margins, mortality and expense margins, rider margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. Revisions in estimates result in changes to the amounts amortized in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance.

Deferred Policy Acquisition Costs

The costs of acquiring business, principally commissions, certain expenses related to policy issuance, and certain variable sales expenses that relate to and vary with the production of new and renewal business are deferred and amortized based on the estimated future gross profits for the group of acquired contracts. DAC are subject to recoverability testing at the time of the policy issuance and loss recognition testing at the end of each reporting period.

DAC for variable annuities are amortized with interest over the anticipated lives of the insurance contracts in relation to the present values of estimated future gross profits from asset-based fees, guaranteed benefit rider fees, contract fees, and surrender charges, less a provision for guaranteed death and living benefit expenses, policy maintenance expenses, and non-capitalized commissions. Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Deferred Sales Inducements

The Company offered a sales inducement whereby the contract owner received a bonus that increases the initial account balance by an amount equal to a specified percentage of the contract owner’s additional deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the DSI asset.

The expense and the subsequent capitalization and amortization (accretion) are recorded as a component of policy benefits in the Statements of Income (Loss).

For VOBA, DAC and DSI, the impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking.”

Annually, the Company performs a comprehensive review of actuarial assumptions utilized in measuring insurance liabilities and expected gross profits used in amortizing VOBA, DAC and DSI. The assumptions include, but are not necessarily limited to, inputs such as mortality, policyholder behavior and expected future rates of returns on investments. As part of this review, the Company considers emerging experience, future expectations and other data, including any observable market data. These assumptions are updated and implemented in the third quarter of each year, unless a material change in experience, indicative of a long term trend, is observed during an interim period.

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Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted annually, or more frequently when there is an impairment indicator. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the Annuity reporting unit level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. When considered impaired, the carrying amounts are written down to fair value based primarily on discounted cash flows. The Company performed annual tests of goodwill at December 31, 2016, 2015, and 2014 and determined there was no impairment of goodwill because the fair value of the goodwill was substantially in excess of its carrying amount.

Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions on the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life insurance contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income (Loss). Mortality charges, guaranteed benefit fees, policy administration, maintenance and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income (Loss).

Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of policyholders as of the Balance Sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2016	2015
Interest-sensitive life products	4.00%	4.00%
Interest-sensitive deferred annuities	0.25% - 4.90%	0.25% - 4.90%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

Future policy benefits are actuarially determined liabilities, which are calculated to meet future obligations and are generally payable over an extended period of time. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, surrender rates, policy expenses, equity returns, interest rates, long-term volatility, own credit risk, utilization, and inflation. These estimates and assumptions are influenced by historical experience, current developments and anticipated market trends. Included within future policy benefits are liabilities for GMDB and GMIB provisions contained in the variable products that the Company has issued.

The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the assumptions used to establish these liabilities, as well as actual experience, and adjusts GMDB and GMIB liabilities with a related charge or credit to earnings (unlocking) if actual experience or evidence suggests that the assumptions should be revised.
Future policy benefits also include liabilities, which can be either positive or negative, for contracts containing GMWB and SALB provisions based on the fair value of the underlying benefit. GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host contract. The fair values of these guarantees are calculated as the present value

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of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions. Currently, the Company does not hedge the risks associated with the SALB.

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company has issued. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing these liabilities were in the range of 0.01% to 8.8% during both 2016 and 2015.

See Notes to Financial Statements, Note 5 Variable Contracts Containing Guaranteed Benefits, for further discussion.

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Revenues for CDAs consist of fees assessed based on a percentage of the participants covered asset pool, which are assets that are not internally managed by the Company. Fees on CDAs are recognized as they are assessed or earned.

Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Insurance, General and Administrative Expenses

Insurance, general and administrative expenses consist primarily of commissions resulting from the sale of the Company’s products. Also included are premium taxes and administrative expenses incurred as a result of the issue and maintenance of these products.

Income Taxes

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for income taxes based on amounts that it believes it will ultimately owe. Inherent in the provision for income taxes are estimates regarding the realization of certain tax deductions and credits.

Specific estimates include the realization of DRD and FTC. A portion of the Company’s investment income related to Separate Accounts business qualifies for the DRD and FTC. Information necessary to calculate these tax adjustments is typically not available until the following year. However, within the current year’s provision, management makes estimates regarding the future tax deductibility of these items. These estimates are primarily based on recent historic experience.

The valuation allowance is related to the loss carry forwards, tax credits, and other deferred tax assets that, in the current judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on future generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment. The amount of the deferred tax asset considered realizable, however, could be increased in the near term if estimates of future taxable income during the carry forward period are increased.

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The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states. See Notes to Financial Statements, Note 6 Income Taxes, for further discussion.

Subsequent Events

The Financial Statements are adjusted to reflect events that occurred between the balance sheet date and the date when the Financial Statements are issued, provided they give evidence of conditions that existed at the balance sheet date. No subsequent events have been identified through March 30, 2017 that require adjustments to the Financial Statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

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Current Accounting Guidance

Accounting Standards Update (“ASU”) 2014-15, Presentation of the Financial Statements-Going Concern (ASU Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements-Going Concern (ASU Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance requires an entity’s management to evaluate whether there are conditions or events that, considered in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. It also requires disclosures under certain circumstances. The guidance is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company implemented policies and procedures in compliance with the new guidance and adoption of the ASU did not have an impact on the Company’s Financial Statements.

ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share as a practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The Company adopted the standard on January 1, 2016. The amendments have been applied retrospectively to all periods presented. Adoption of this ASU did not have a material impact on the Company’s Financial Statements. See Note 2 for disclosure impacts.

Future Accounting Guidance

ASU 2016-15, Statement of Cash Flow (Topic 230): Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flow (Topic 230): Classification of Certain Cash Receipts and

Cash Payments, to reduce diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments in this Update provide guidance on the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and they should be applied using a retrospective transition method to each period presented unless impracticable. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact that adoption of this Update will have on its Financial Statements.

ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity will apply the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact that adoption of this Update will have on its financial statements. In January 2017, the FASB issued ASU 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323) which requires the Company to determine the appropriate financial statement disclosures about the potential material effects of ASU 2016-13 when adopted. Currently, the Company cannot reasonably estimate the impact of adopting this standard. The Company is in the process of establishing accounting policies in compliance with this ASU, and its current accounting policies are described in Note 1, Summary of Significant Accounting Policies.

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ASU 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instrument

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt

Instruments. The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. That is, when a call (put) option is contingently exercisable, an entity does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks. An entity is required to assess the embedded call (put) options solely in accordance with the existing four-step decision sequence, which are whether (1) the payoff is adjusted based on changes in an index, (2) the payoff is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount, and (4) the call (put) option is contingently exercisable. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. An entity should apply the amendments in this Update on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. The Company does not expect the adoption of this Update to have a material impact on its Financial Statements.

ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The amendments in this Update clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met. That is, the reporting entity must still consider whether there is a change in the counterparty’s creditworthiness in determining whether the hedging relationship continues to qualify for hedge accounting. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. An entity has an option to apply the amendments in this Update on either a prospective basis or a modified retrospective basis. The Company does not expect the adoption of this Update to have a material impact on its Financial Statements.

ASU 2016-01, Financial Instruments—Overall

In January 2016, FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of

Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. For the Company, the amendments in this guidance are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. With certain exceptions, early adoption is not permitted. The amendments in this guidance are to be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for those related to equity securities without readily determinable fair values (including disclosure requirements) which are to be applied prospectively to equity investments that exist as of the date of adoption of the Update. The Company is currently evaluating the impact that adoption of these Updates will have on its Financial Statements and disclosures.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606)

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance unless the contracts are within the scope of other standards (for example, financial instruments, insurance contracts or lease contracts). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance establishes a five-step process to achieve this core principle. An entity may use either of two transition methods: retrospective to each prior reporting period presented with certain practical expedients, or retrospective with the cumulative effect of initial application recognized at the date of initial application subject to certain additional disclosures. The Company has not yet selected a transition method. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers:

Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations in Topic 606. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing, which clarifies the following two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, which provides clarifying guidance in a few narrow areas and adds some practical expedients to the guidance. In December 2016, the FASB issued ASU 2016-20, Technical

Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which affects narrow aspects of the guidance issued in Update 2014-09. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which defers the effective date by one year. As a result, these Updates will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application of these Updates is permitted only as of fiscal years

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beginning after December 15, 2016. The Company is currently evaluating the impact that adoption of these Updates will have on its Financial Statements. In January 2017, the FASB issued ASU 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323) which requires the Company to determine the appropriate financial statement disclosures about the potential material effects of ASU 2014-09 when adopted. Currently, the Company cannot reasonably estimate the impact of adopting this standard. The Company is in the process of establishing accounting policies in compliance with this ASU, and its current accounting policies are described in Note 1, Summary of Significant Accounting Policies.

Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a three-level fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into the three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Both observable and unobservable inputs may be used to determine the fair value of positions classified in Level

3. The circumstances for using unobservable measurements includes those in which there is little, if any, market activity for the assets or liabilities. Therefore we must make assumptions about inputs a hypothetical market participant would use to value the assets and liabilities.

The Company recognizes transfers between levels at the beginning of the quarter.

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The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis at December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity available-for-sale (“AFS”) securities (a)
Corporate securities	$—	$911,851	$—	$911,851
Asset-backed securities	—	43,372	9,215	52,587
Commercial mortgage-backed securities	—	76,513	—	76,513
Residential mortgage-backed securities	—	96,177	—	96,177
Municipals	—	856	—	856
Government and government agencies
United States	341,379	—	—	341,379
Foreign	1,480	6,194	—	7,674

Total fixed maturity AFS securities	$342,859	$1,134,963	$9,215	$1,487,037
Equity AFS securities (a)
Banking securities	$—	$26,726	$—	$26,726
Industrial securities	—	5,825	—	5,825

Total equity AFS securities	$—	$32,551	$—	$32,551
Cash equivalents (b)	—	265,538	—	265,538
Derivative assets (c)	—	16,526	—	16,526
Fair value recoverable of ceded GMIB embedded derivatives (d)	—	—	48,166	48,166
Investments measured at NAV (e)	—	—	—	5,730,860

Total assets	$342,859	$1,449,578	$57,381	$7,580,678

Liabilities
Future policy benefits (embedded derivatives only) (f)	$—	$—	$55,143	$55,143
Derivative liabilities (c)	—	15,165	—	15,165

Total liabilities	$—	$15,165	$55,143	$70,308

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$1,016,792	$—	$1,016,792
Asset-backed securities	—	115,988	6,666	122,654
Commercial mortgage-backed securities	—	71,683	—	71,683
Residential mortgage-backed securities	—	59,265	—	59,265
Municipals	—	807	—	807
Government and government agencies
United States	386,288	—	—	386,288
Foreign	1,499	6,349	—	7,848

Total fixed maturity AFS securities	$387,787	$1,270,884	$6,666	$1,665,337
Equity AFS securities (a)
Banking securities	$—	$28,673	$—	$28,673
Industrial securities	—	5,994	—	5,994

Total equity AFS securities	$—	$34,667	$—	$34,667
Cash equivalents (b)	—	234,500	—	234,500
Derivative assets (c)	—	10,893	—	10,893
Fair value recoverable of ceded GMIB embedded derivatives (d)	—	—	61,426	61,426
Investments measured at NAV (e)	—	—	—	6,004,154

Total assets	$387,787	$1,550,944	$68,092	$8,010,977

Liabilities
Future policy benefits (embedded derivatives only) (f)	$—	$—	$61,129	$61,129
Derivative liabilities (c)	—	13,075	—	13,075

Total liabilities	$—	$13,075	$61,129	$74,204

(a)	The fair values of debt securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its debt securities. The Company’s valuation policy utilizes a pricing hierarchy that dictates that publicly available prices are initially sought from indices and third party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. The majority of brokers’ quotes are non-binding. As part of the pricing process, the Company assesses the appropriateness of each quote (i.e., as to whether the quote is based on observable market transactions or not) to determine the most appropriate estimate of fair value. Lastly, securities are priced using internal cash flow modeling techniques.

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These valuation methodologies commonly use the following inputs: reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

Third-party pricing services and brokers will often determine prices using recently reported trades for identical or similar securities. The third-party pricing services and brokers make adjustments for the elapsed time from the trade date to the Balance Sheet date to take into account available market information. Lacking recently reported trades, third-party pricing services and brokers will use modeling techniques to determine a security price where expected future cash flows are developed based on the performance of the underlying collateral and discounted using an estimated market rate.

Periodically, the Company performs an analysis of the inputs obtained from third-party pricing services and brokers to ensure that the inputs are reasonable and produce a reasonable estimate of fair value. The Company’s asset specialists and investment valuation specialists consider both qualitative and quantitative factors as part of this analysis. Several examples of analytical procedures performed include, but are not limited to, recent transactional activity for similar debt securities, review of pricing statistics and trends and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks, such as exception reports that highlight significant price changes, stale prices or un-priced securities.

Following is additional discussion of the valuation methodologies for certain types of debt securities:

Corporate debt securities - Valuations of corporate debt securities are monitored and reviewed on a monthly basis. The pricing hierarchy is dependent on the possibility of corroboration of market prices when available. If no market prices are available, valuations are determined by a discounted cash flow methodology using an internally calculated yield. The yield is comprised of a credit spread over a given benchmark, taking into effect liquidity risk for thinly traded securities.

Residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and asset backed securities (“ABS”)—Valuations of RMBS, CMBS and ABS are monitored and reviewed on a monthly basis. Valuations are based on a pricing hierarchy and, depending on the asset type, the pricing hierarchy consists of a waterfall that starts with making use of market prices from indices and follows with making use of third-party pricing services or brokers. The pricing hierarchy is dependent on the possibility of corroborating the market prices. If no market prices are available, the Company uses either internal models or another available pricing source to determine fair value. Significant inputs included in the internal models are generally determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles. Market standard models may be used to model the specific collateral composition and cash flow structure of each transaction. The most significant unobservable input is the illiquidity premium, which is embedded in the discount rate.

Government and government agencies—When available, the Company uses quoted market prices in active markets to determine the fair value of its government and government agencies’ investments. When the Company cannot make use of quoted market prices, market prices from indices or quotes from third-party pricing services or brokers are used.

Equity securities –Valuations of equity securities are monitored and reviewed on a monthly basis. When available, the Company uses quoted market prices in active markets to determine the fair value of its equity investments. When the Company cannot make use of quoted market prices, quotes from a third-party vendor, broker, or custodian are used.

(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the above table.
(c)	Level 2 derivatives include interest rate swaps, inflation swaps, variance swaps, total return swaps, and credit default swaps for which the Company utilized readily accessible quoted index levels and broker quotes. The fair value of interest rate swaps is calculated based on the change in the underlying floating rate curve measured using the London Inter-Bank Offered Rate (“LIBOR”) at the reporting date, as compared to the fixed leg of the swap. The fair value for inflation swaps is calculated as the difference between the consumer price index (or related readily accessible quoted inflation index level) at the reporting date and the last reset date, multiplied by the notional value of the swap. The fair value for variance swaps is calculated as the difference between the estimated volatility of the underlying S&P at maturity and the actual volatility of the underlying S&P at initiation (i.e., strike) multiplied by the notional value of the swap. Total return swaps are valued based on the change in the underlying equity index as of the last reset date. Credit default swaps are valued using a discounted cash flow model where future premium payments and protection payments are corrected for the probability of default, which is modeled using an arbitrage free credit spread model.

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(d)	The Company reinsures a portion of its variable annuity business that offer GMIB reinsurance. GMIB reinsurance contracts are treated as embedded derivatives since they contain payment provisions for net settlement and are therefore reported separately from the host contract.
(e)	Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy in accordance with Subtopic 820-10. These investments do not have lockup periods.

	December 31, 2016				December 31, 2015
Investment: Limited Partnerships	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Fair Value	Unfunded Commitments
Limited Partnership—Private Equity	$1,759	$—	None	None	$2,116	$—
Limited Partnership—Hedge Funds	69,151	—	Quarterly	60-65 days	61,373	—

	$70,910	$—			$63,489	$—
Separate Accounts	5,659,950	—	None	None	5,940,665	—

Investments measured at NAV	$5,730,860	$—			$6,004,154	$—

(f)	The Company recognizes liabilities for contracts containing GMWB and SALB which are reported at fair value. The liabilities for the contracts containing GMWB are treated as embedded derivatives, which are required to be reported separately from the host contract. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of the guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rate and actuarial assumptions. Since two of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

During 2016 and 2015, there were no transfers between Level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 fixed maturity AFS securities at December 31, 2016 and 2015:

	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015
Balance at beginning of period (a)	$6,666	$8,474
Change in unrealized gains (losses) (b)	(243)	(376)
Purchases	2,792	1,999
Sales	(326)	(126)
Transfers into Level 3	2,113	2,049
Transfers out of Level 3	(1,954)	(5,354)
Net realized investment gains (c)	167	—

Balance at end of period (a)	$9,215	$6,666

(a)	Recorded as a component of fixed maturity AFS securities on the Balance Sheets.
(b)	Recorded as a component of other comprehensive income (loss) in net unrealized holding gains (losses) on AFS securities arising during the period.
(c)	Recorded as a component of net realized investment gains (losses) for fixed maturity in the Statements of Income (Loss).

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The primary driver for the increase in Level 3 fixed maturity securities at December 31, 2016 is due to an asset-backed structured settlement security being purchased as a Level 3 during the fourth quarter.

The Company’s Level 3 (assets) consist of GMIB reinsurance and Level 3 liabilities consist of provisions for GMWB and SALB. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility,

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credit spread, correlations of market returns, discount rates and actuarial assumptions. For GMWB and SALB, an increase (decrease) in credit spread in isolation would result in a lower (higher) fair value liability measurement and an increase (decrease) in volatility in isolation would result in a higher (lower) fair value liability measurement. Changes in the Company’s credit spread and volatility assumptions have an inverse effect on the GMIB reinsurance assets.

The expected market rates of returns are based on risk-free rates, such as the current LIBOR forward curve. The credit spread, which is a significant unobservable input, is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors). The credit spread was 50 basis points (“bps”) and 40 bps at December 31, 2016 and 2015, respectively.

For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25%-30% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases; therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P (expressed as a spot rate) was 24.0% and 24.2% at December 31, 2016 and 2015, respectively. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2016 and 2015:

	Twelve Months Ended December 31, 2016			Twelve Months Ended December 31, 2015
	GMWB	GMIB Reinsurance	SALB	GMWB	GMIB Reinsurance	SALB
Balance at beginning of period (a)	$60,618	$(61,426)	$511	$60,702	$(60,573)	$504
Changes in interest rates (b)	(4,179)	2,262	—	(1,890)	979	—
Changes in equity markets (b)	(5,988)	12,560	218	9,182	(1,976)	7
Other (b)	3,963	(1,562)	—	(7,376)	144	—

Balance at end of period (a)	$54,414	$(48,166)	$729	$60,618	$(61,426)	$511

(a)	GMWB and SALB are recorded as a component of future policy benefits on the Balance Sheets and GMIB reinsurance is recorded as recoverable of ceded GMIB embedded derivatives, at fair value on the Balance Sheets.
(b)	Recorded as a component of policy benefits in the Statements of Income (Loss).

During 2016, the change in the fair value of the GMWB and GMIB reinsurance guarantees was primarily driven by changes in interest rates, equity market performance and mortality assumption updates. The fair value of the GMWB and GMIB reinsurance guarantees decreased due to an increase in interest rates by 11 basis points, an increase in own credit spread of 10 basis points and favorable equity returns. The decrease of the GMWB liability was partially offset by the mortality assumption update in the third quarter. During 2015, the change in the fair value of the GMWB and GMIB reinsurance guarantees was primarily driven by lower than expected equity market performance and updated policyholder behavior assumptions. During 2016 and 2015, the change in the SALB liability was due to an increase in fees collected.

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The following table provides a summary of the quantitative inputs and assumptions of the Company’s Level 3 assets and liabilities at December 31, 2016 and 2015:

Description	December 31, 2016 Estimated Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Assets
Fixed maturity securities
Asset-backed securities	$9,215	Broker	See comment below (a)	See comment below (a)
Future policy benefits (embedded derivatives)—GMIB Reinsurance	48,166	Discounted cash flows	Own credit risk	50
			Long-term volatility	25%—30%

Total assets	$57,381

Liabilities
Future policy benefits (embedded derivatives)—GMWB	$54,414	Discounted cash flows	Own credit risk	50
			Long-term volatility	25%—30%
Future policy benefits—SALB	729	See comment below (b)	See comment below (b)	See comment below (b)

Total liabilities	$55,143

Description	December 31, 2015 Estimated Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Assets
Fixed maturity securities
Asset-backed securities	$6,666	Broker	See comment below (a)	See comment below (a)
Future policy benefits (embedded derivatives)—GMIB Reinsurance	61,426	Discounted cash flows	Own credit risk	40 bps
			Long-term volatility	25%

Total assets	$68,092

Liabilities
Future policy benefits (embedded derivatives)—GMWB	$60,618	Discounted cash flows	Own credit risk	40 bps
			Long-term volatility	25%
Future policy benefits—SALB	511	See comment below (b)	See comment below (b)	See comment below (b)

Total liabilities	$61,129

(a)	The Company has obtained non-binding broker quotes, which cannot be corroborated by market observable data, to assist in determining the fair values of the Level 3 asset-backed securities. The Company does not receive the unobservable inputs used by the broker but performs annual reviews to approve the use of brokers and obtains an asset specialist’s review of the broker’s price.
(b)	The SALB is a product with fewer than 150 policies. Due to the small size of this block, the liability was established based on the fees.

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The following table provides the estimated fair value of the Company’s assets not carried at fair value on the Balance Sheets at December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans on real estate (a)	$—	$—	$115,020	$115,020
Policy loans (b)	—	632,834	—	632,834

Total assets	$—	$632,834	$115,020	$747,854

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans on real estate (a)	$—	$—	$92,923	$92,923
Policy loans (b)	—	661,466	—	661,466

Total assets	$—	$661,466	$92,923	$754,389

(a)	The fair value of mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities.
(b)	Policy loans are stated at unpaid principal balance. The book value of policy loans approximates their fair value.

Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost, gross unrealized gains and losses, estimated fair values and impairments reflected in OCI of investments in fixed maturity and equity AFS securities at December 31, 2016 and 2015 were:

	December 31, 2016
		Gross Unrealized		Estimated
	Amortized Cost/Cost	Gains	Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity AFS securities
Corporate securities	$859,028	$56,387	$(3,564)	$911,851	$—
Asset-backed securities	53,421	15	(849)	52,587	—
Commercial mortgage-backed securities	75,396	1,706	(589)	76,513	—
Residential mortgage-backed securities	92,943	4,004	(770)	96,177	(5)
Municipals	909	—	(53)	856	—
Government and government agencies
United States	295,581	45,798	—	341,379	—
Foreign	6,509	1,165	—	7,674	—

Total fixed maturity AFS securities	$1,383,787	$109,075	$(5,825)	$1,487,037	$(5)

Equity AFS securities
Banking securities	$25,473	$1,721	$(468)	$26,726	$—
Industrial securities	5,791	34	—	5,825	—

Total equity AFS securities	$31,264	$1,755	$(468)	$32,551	$—

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	December 31, 2015
		Gross Unrealized		Estimated
	Amortized Cost/Cost	Gains	Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity AFS securities
Corporate securities	$977,900	$57,648	$(18,756)	$1,016,792	$—
Asset-backed securities	118,993	4,140	(479)	122,654	(42)
Commercial mortgage-backed securities	70,083	1,904	(304)	71,683	—
Residential mortgage-backed securities	56,527	2,819	(81)	59,265	—
Municipals	913	—	(106)	807	—
Government and government agencies
United States	339,686	46,634	(32)	386,288	—
Foreign	6,591	1,257	—	7,848	—

Total fixed maturity AFS securities	$1,570,693	$114,402	$(19,758)	$1,665,337	$(42)

Equity AFS securities
Banking securities	$27,986	$1,769	$(1,082)	$28,673	$—
Industrial securities	5,791	203	—	5,994	—

Total equity AFS securities	$33,777	$1,972	$(1,082)	$34,667	$—

(a)	Represents OTTI in AOCI, which were not included in earnings. Amount excludes $2,446 and $2,515 of unrealized gains at December 31, 2016 and December 31, 2015, respectively.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2016 and 2015 were:

	December 31, 2016		December 31, 2015
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Investment grade	$1,294,978	$1,393,503	$1,467,677	$1,565,053
Below investment grade	88,809	93,534	103,016	100,284

Total fixed maturity AFS securities	$1,383,787	$1,487,037	$1,570,693	$1,665,337

At December 31, 2016 and 2015, the estimated fair value of fixed maturity securities rated BBB-, which is the lowest investment grade rating given by rating agencies, was $65,730 and $79,958, respectively. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2016 and 2015 by contractual maturities were:

	December 31, 2016		December 31, 2015
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Fixed maturity AFS securities
Due in one year or less	$56,748	$57,489	$64,114	$65,086
Due after one year through five years	523,815	555,221	564,707	599,965
Due after five years through ten years	95,744	99,697	230,858	230,815
Due after ten years	485,720	549,354	465,410	515,868

	$1,162,027	$1,261,761	$1,325,089	$1,411,734
Mortgage-backed securities and other asset-backed securities	$221,760	$225,276	$245,604	$253,603

Total fixed maturity AFS securities	$1,383,787	$1,487,037	$1,570,693	$1,665,337

In the preceding table, fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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The Company had investment securities with an estimated fair value of $13,371 and $14,629 that were deposited with insurance regulatory authorities at December 31, 2016 and 2015, respectively.

Unrealized Losses on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of AOCI, net of taxes.

The estimated fair value and gross unrealized losses and OTTI related to fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$64,992	$66,625	$(1,633)
Asset-backed securities	30,729	31,253	(524)
Commercial mortgage-backed securities	30,698	31,285	(587)
Residential mortgage-backed securities	54,987	55,690	(703)
Equity securities—banking securities	8,213	8,500	(287)

Total fixed maturity and equity AFS securities	$189,619	$193,353	$(3,734)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	$4,522	$4,863	$(341)
Asset-backed securities	879	1,000	(121)
Commercial mortgage-backed securities	1,010	1,012	(2)
Residential mortgage-backed securities	212	229	(17)

Total fixed maturity and equity AFS securities	$6,623	$7,104	$(481)

Greater than one year
Fixed maturity AFS securities
Corporate securities	$19,541	$21,131	$(1,590)
Asset-backed securities	7,978	8,182	(204)
Residential mortgage-backed securities	2,122	2,172	(50)
Municipals	856	909	(53)
Equity AFS securities—banking securities	1,615	1,796	(181)

Total fixed maturity and equity AFS securities	$32,112	$34,190	$(2,078)

Total fixed maturity and equity AFS securities	$228,354	$234,647	$(6,293)

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	December 31, 2015
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (a)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$130,718	$139,846	$(9,128)
Asset-backed securities	59,051	59,312	(261)
Commercial mortgage-backed securities	17,185	17,450	(265)
Residential mortgage-backed securities	3,896	3,966	(70)
Government and government agencies—United States	18,484	18,516	(32)

Total fixed maturity and equity AFS securities	$229,334	$239,090	$(9,756)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	$27,872	$30,597	$(2,725)
Asset-backed securities	455	463	(8)
Commercial mortgage-backed securities	988	1,028	(40)
Residential mortgage-backed securities	1,020	1,030	(10)

Total fixed maturity and equity AFS securities	$30,335	$33,118	$(2,783)

Greater than one year
Fixed maturity AFS securities
Corporate securities	$8,628	15,531	$(6,903)
Asset-backed securities	4,788	4,999	(211)
Residential mortgage-backed securities	39	40	(1)
Municipals	808	912	(104)
Equity AFS securities—banking securities	9,214	10,296	(1,082)

Total fixed maturity and equity AFS securities	$23,477	$31,778	$(8,301)

Total fixed maturity and equity AFS securities	$283,146	$303,986	$(20,840)

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 81 and 133 at December 31, 2016 and 2015, respectively. The Company held 360 and 417 total securities at December 31, 2016 and 2015, respectively.

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI and number of securities with fair value declining below amortized cost by greater than 20% and 40% (continuous unrealized loss position) were as follows at December 31, 2016 and 2015:

	December 31, 2016			December 31, 2015
	Estimated Fair Value	Gross Unrealized Losses/OTTI (a)	Number of Securities	Estimated Fair Value	Gross Unrealized Losses/OTTI (a)	Number of Securities
Decline 20% - 40%
Less than or equal to six months	$—	$—	—	$6,182	$(1,904)	2
Greater than six months but less than or equal to one year	—	—	—	1,468	(532)	1
Greater than one year	1,375	(614)	1	3,722	(1,616)	2

Total	$1,375	$(614)	1	$11,372	$(4,052)	5

Decline > 40%
Less than or equal to six months	$—	$—	—	$2,950	$(2,047)	1
Greater than one year	—	—	—	2,407	(5,232)	3

Total	$—	$—	—	$5,357	$(7,279)	4

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

Unrealized gains (losses) incurred during 2016 and 2015 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. For fixed maturity AFS securities, the Company does not intend to sell them, nor is it more likely than not that the Company will be required to sell them before the recovery of its amortized cost basis, and the Company expects to recover the entire cost basis of the debt securities. In

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making the other-than-temporary impairment assessment, the Company also considered all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. Therefore, the Company determined that these fixed maturity AFS securities were not other-than-temporarily impaired.

The components of net unrealized gains (losses) and OTTI included in AOCI, net of taxes, at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Assets
Fixed maturity AFS securities	$103,250	$94,644
Equity AFS securities	1,287	890
Cash flow hedges	(1,224)	4,202
Value of business acquired	(26,630)	(21,812)

	$76,683	$77,924

Liabilities
Income taxes - deferred	$(21,333)	$(21,333)

	$(21,333)	$(21,333)

Stockholder’s Equity
Accumulated other comprehensive income, net of taxes	$55,350	$56,591

Mortgage Loans on Real Estate

Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums collected during 2016. There were $335 of prepayment premiums collected for the twelve months ended December 31, 2015. Prepayment premiums are included in net realized investment gains (losses), excluding OTTI losses on securities in the Statements of Income (Loss). The Company does not accrue interest on loans ninety days past due. At December 31, 2016 and 2015, there were no commercial mortgage loans that had two or more payments delinquent.

The fair values of mortgage loans on real estate are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2016 and 2015 was $115,020 and $92,923, respectively.

Loans are considered impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is determined to be impaired for the excess carrying value of the loan over its estimated collateral value. There were no impaired mortgage loans at December 31, 2016 and 2015. For the portion of the mortgage loan portfolio without specific reserves, an allowance for credit losses is established. The change in the allowance for credit losses is reflected in net realized investment gains (losses), excluding OTTI on securities in the Statements of Income (Loss).

The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, California, Florida, Missouri, Washington, Georgia, Texas, Virginia, Minnesota, Oregon, New Hampshire and Utah, which account for approximately 89% of mortgage loans at December 31, 2016.

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The credit quality of commercial mortgage loans at December 31, was as follows:

	December 31,
Commercial	2016	2015
AAA - AA	$43,047	$31,835
A	55,269	49,084
BBB	17,970	9,090
BB	—	2,983

Total mortgage loans on real estate	$116,286	$92,992
Less: allowance for credit losses	(78)	(78)

Total mortgage loans on real estate, net	$116,208	$92,914

The credit quality of the commercial mortgage loans was determined based on an internal credit rating model that assigns a letter rating to each mortgage loan in the portfolio as an indicator of the quality of the mortgage loan. The internal credit rating model was designed based on a rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a rating score and an associated letter rating that is intended to align with S&P ratings as closely as possible. Information supporting the risk rating process is updated at least annually. While mortgage loans with a lower rating carry a higher risk of loss, an adequate allowance for credit losses has been established to cover those risks.

Securities Lending

The following table provides a summary of the securities lending program at December 31:

	December 31,
	2016	2015
Payables for collateral under securities loaned	$199,412	$194,537
Amortized cost of securities out on loan	166,942	162,698
Estimated fair value of securities out on loan	194,996	188,689

Reverse Repurchase Agreements

The following table provides a summary of the reverse repurchase agreements at December 31:

	December 31,
	2016	2015
Payables for reverse repurchase agreements	$46,637	$—
Amortized cost of securities pledged	47,021	—
Estimated fair value of securities pledged	46,401	—

Dollar roll repurchase agreements allow the Company to earn a qualified yield while maintaining a strong liquidity position. During the third quarter of 2016, dollar roll balances increased as excess cash was available within the Company, while waiting for improved investment yields on longer term instruments.

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Collateral Maturities of Reverse Repurchase Agreements and Securities Lending Transactions

The following tables provide a summary of maturities of collateral underlying reverse repurchase agreements and securities lending transactions at December 31:

	December 31, 2016
	Overnight and Continuous	Up to 30 days	Total
Reverse repurchase agreements
Residential mortgage-backed securities	$—	$46,401	$46,401

Total	$—	$46,401	$46,401
Securities lending transactions
U.S. Treasury and agency securities	$144,705	$—	$144,705
Corporate securities	40,774	—	40,774
Equity securities—banking	9,517	—	9,517

Total	$194,996	$—	$194,996

Total Borrowings	$194,996	$46,401	$241,397

Gross amount of recognized liabilities for reverse repurchase agreements and securities lending on the Balance Sheets			$246,049

	December 31, 2015
	Overnight and Continuous	Up to 30 days	Total
Reverse repurchase agreements
Residential mortgage-backed securities	$—	$—	$—

Total	$—	$—	$—
Securities lending transactions
U.S. Treasury and agency securities	$155,586	$—	$155,586
Corporate securities	19,786	—	19,786
Equity securities- banking	13,317	—	13,317

Total	$188,689	$—	$188,689

Total Borrowings	$188,689	$—	$188,689

Gross amount of recognized liabilities for reverse repurchase agreements and securities lending on the Balance Sheets			$194,537

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Derivatives and Hedge Accounting

The following table presents the notional and fair value amounts of non-qualifying hedging instruments and cash flow hedges at December 31:

	Notional		Fair Value
	December 31,		December 31,
Derivative Type	2016	2015	2016	2015
Non-qualifying hedges
Short futures	$25,157	$47,221	$—	$—
Long futures	55,071	51,573	—	—
Interest rate swaps	251,000	192,000	(2,799)	(2,228)
Variance swaps	540	675	(1,835)	(1,525)
Total return swaps	1,405,253	1,315,900	(16,487)	(1,429)
Options	2,002,850	587,046	24,525	11,055
Credit default swaps	210,000	210,000	1,311	65

Total non-qualifying hedges	$3,949,871	$2,404,415	$4,715	$5,938

Cash flow hedges
Interest rate swaps	$49,883	$49,884	$(3,002)	$3,285

Total cash flow hedges	$49,883	$49,884	$(3,002)	$3,285

Derivative Total	$3,999,754	$2,454,299	$1,713	$9,223

The following table presents the net derivative gains (losses) recognized in the Statements of Income (Loss):

	Net Derivative Gains (Losses) Recognized In Income
		December 31,
Derivative Type	2016	2015	2014
Short futures	$(4,578)	$(2,002)	$(7,819)
Long futures	(1,411)	(1,029)	—
Variance swaps	(3,659)	(2,838)	(5,118)
Total return swaps	(79,142)	(36,481)	(60,439)
Options (puts and calls)	(3,571)	7,650	—
Interest rate swaps	(566)	(2,222)	(77)
Credit default swaps	2,689	(535)	(2,700)

Total	$(90,238)	$(37,457)	$(76,153)

The net year to date derivative impact for 2016 resulted in a loss of $90,238, a decrease of $52,781 as compared to 2015, driven primarily by the impact of equity market performance on short positions in total return swaps and futures.

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The following table presents the maximum potential amount of future payments, credit rating, and maturity dates for the credit default swaps at December 31:

	Maximum Potential Amount of Future Payments	Credit Rating	Maturity Date Range
Derivative Type	December 31, 2016
Credit default swaps
Corporate debt	$120,000	A	June 2017-December 2020
Sovereign debt	90,000	AA-A	June 2017-December 2021

Credit default swaps total	$210,000

	Maximum Potential Amount of Future Payments	Credit Rating	Maturity Date Range
Derivative Type	December 31, 2015
Credit default swaps
Corporate debt	$120,000	A	June 2017-December 2020
Sovereign debt	90,000	AA-A	June 2017-March 2020

Credit default swaps total	$210,000

The following tables present the components of the gains (losses) on derivatives that qualify as cash flow hedges:

	Gains (Losses) Recognized in OCI on Derivatives (Effective Portion)			Net Realized Gains (Losses) Recognized in Income on Derivatives (Ineffective Portion)
	December 31,			December 31,
	2016	2015	2014	2016	2015	2014
Interest rate swaps	$(5,427)	$1,906	$483	$6	$5	$(77)

Total	$(5,427)	$1,906	$483	$6	$5	$(77)

	Gains (Losses) Reclassified from AOCI into Net investment Income (Effective Portion)
		December 31,
	2016	2015	2014
Interest rate swaps	$(861)	$(99)	$(761)

Total	$(861)	$(99)	$(761)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

At December 31, 2016, the before-tax deferred net losses on derivatives recorded in AOCI that are expected to be reclassified to the Statements of Income (Loss) during the next twelve months are ($861). This expectation is based on the anticipated interest payments on the hedged investments in TIPS that will occur over the next twelve months, at which time the Company will recognize the deferred gains (losses) as an adjustment to interest income over the term of the investment cash flows.

In addition, in order to trade futures, the Company is required to post collateral to an exchange (sometimes referred to as margin). The fair value of collateral posted in relation to the futures margin was $5,276 and $4,136 at December 31, 2016 and 2015, respectively.

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Offsetting of Derivative Instruments

The Company has derivative instruments that are subject to master netting agreements. These agreements include provisions to setoff positions with the same counterparties in the event of default by one of the parties.

The following tables present the offsetting of derivative assets and liabilities at December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
Derivatives Subject to a Master Netting Arrangement or a Similar Right to Offset	Assets	Liabilities	Assets	Liabilities
Gross estimated fair value of derivatives:
OTC - Bilateral	$37,344	$32,832	$37,985	$26,534
OTC - Cleared	1,678	4,477	140	2,368

Total gross estimated fair value of derivatives	$39,022	$37,309	$38,125	$28,902
Amounts offset on the balance sheets
Gross estimated fair value of derivatives: (1)
OTC - Bilateral	$(18,014)	$(18,014)	$(15,687)	$(15,687)
OTC - Cleared	(1,678)	(1,678)	(140)	(140)
Cash collateral: (2), (3)
OTC - Bilateral	(2,804)	—	(11,405)	—
OTC - Cleared	—	(2,452)	—	—

Estimated fair value of derivatives presented on the balance sheets	$16,526	$15,165	$10,893	$13,075
Gross amounts not offset on the balance sheets:
Securities collateral: (4)
OTC - Bilateral	$(15,222)	$(14,249)	$(8,158)	$(10,847)

Net amount after application of master netting agreements and collateral	$1,304	$916	$2,735	$2,228

(1)	Estimated fair value of derivatives is limited to the amount that is subject to set-off.
(2)	The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. Cash collateral received for over-the-counter (“OTC”) OTC-Bilateral and OTC-Cleared derivatives is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it, beyond what is being setoff, is included in payables for collateral under securities loaned, reverse repurchase agreements and derivatives. At December 31, 2016 and 2015, the Company received no excess cash collateral.
(3)	The receivable for the return of cash collateral provided to the counterparty, beyond what is being setoff, is included in other assets. The amount reported in the table above does not include initial margin on Exchange-Traded and OTC-Cleared derivatives. At December 31, 2016 and 2015, the Company had no excess cash collateral provided to counterparties that would be subject to the foregoing limitation.
(4)	Securities collateral received or pledged by the Company is held in separate custodial accounts and is not recorded on the Balance Sheets. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $395 and $1,102, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $1,878 and $5,592, respectively, for its OTC-Bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company also provided securities initial margin with an estimated fair value of $11,291 and $9,251, respectively, for its OTC-Cleared derivatives, which are not included in the table above.

There were no other derivative assets or liabilities at December 31, 2016 and 2015 that were subject to offsetting.

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Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

Net investment income	2016	2015	2014
Fixed maturity AFS securities	$67,573	$70,495	$72,568
Equity securities	1,962	2,061	2,091
Limited partnerships	(106)	(778)	436
Mortgage loans on real estate	5,135	4,111	3,100
Policy loans on insurance contracts	34,037	35,435	36,765
Derivatives	6,818	4,631	4,478
Cash and cash equivalents	2,373	649	559
Other	375	234	351

Gross investment income	$118,167	$116,838	$120,348
Less investment expenses	(7,018)	(4,654)	(3,410)

Net investment income	$111,149	$112,184	$116,938

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to the proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the years ended December 31 were as follows:

	2016	2015	2014
Proceeds	$494,524	$226,843	$106,257
Gross realized investment gains	8,865	6,722	4,754
Gross realized investment losses	(3,300)	(3,119)	(867)
Proceeds on AFS securities sold at a realized loss	128,407	74,724	27,987

Net realized investment gains for the years ended December 31 were as follows:

	2016	2015	2014
Fixed maturity AFS securities	$(231)	$1,380	$3,753
Equity securities	585	350	30
Mortgage loans on real estate	(1)	313	(1,997)
Adjustment related to VOBA	105	(353)	842

Net realized investment gains	$458	$1,690	$2,628

In 2016, 2015 and 2014, there were no impaired limited partnerships.

There were no impaired mortgage loans at December 31, 2016 and 2015. There was one impaired mortgage loan during 2014 that was subsequently sold during 2014 for a $1,997 realized loss.

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OTTI

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which the non-credit portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts at December 31, 2016 and 2015:

	December 31,
	2016	2015
Balance at beginning of period	$(935)	$(185)
Additional credit loss impairments recognized in the current period on securities previously impaired through OCI	121	109
Accretion of credit loss impairments previously recognized	(1,226)	(859)

Balance at end of period	$(2,040)	$(935)

The components of OTTI reflected in the Statements of Income (Loss) for the years ended December 31 were as follows:

	2016	2015	2014
Gross OTTI losses on securities	$5,213	$1,873	$104
Value of business acquired amortization	(529)	—	—

Net OTTI losses recognized in income	$4,684	$1,873	$104

During 2016, the Company impaired its holding of a previously OCI impaired 2007 vintage RMBS due to an adverse change in cash flows, a public non-convertible bond due to liquidity concerns and low oil and natural gas prices, and a private non-convertible bond due to the company entering restructuring negotiations.

During 2015, the Company impaired its holding of a previously OCI impaired 2006 vintage RMBS, a previously OCI impaired 2007 vintage RMBS and a public non-convertible bond due to adverse changes in cash flows.

During 2014, the Company impaired its holding of a previously OCI impaired 2006 vintage RMBS and a previously OCI impaired 2007 vintage RMBS due to adverse changes in cash flows.

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Note 4. VOBA and DAC

VOBA

The change in the carrying amount of VOBA for the years ended December 31 was as follows:

	2016	2015
Balance at beginning of period	$259,493	$268,079
Amortization expense	(19,571)	(22,478)
Unlocking	(12,909)	114
Adjustment related to realized gains on investments and OTTI	105	(353)
Adjustment related to unrealized (gains) losses and OTTI on investments	(4,819)	14,131

Balance at end of period	$222,299	$259,493

During 2016 and 2015, the decrease in VOBA was primarily driven by positive gross profits due to favorable performance of Separate Accounts during the period which resulted in amortization. Annual mortality assumption updates and model changes recorded in the third quarter of 2016 resulted in an unlocking adjustment which decreased the VOBA asset. During 2016, the adjustments related to unrealized (gains) losses and OTTI on investments decreased VOBA as the result of net unrealized gains on AFS during the year compared to net unrealized losses in the prior year.

The estimated future amortization of VOBA from 2017 to 2021 is as follows:

2017	$19,132
2018	17,913
2019	16,578
2020	15,317
2021	14,223

DAC

The change in the carrying amount of DAC for the years ended December 31 was as follows:

	2016	2015
Balance at beginning of period	$37,500	$41,127
Capitalization	81	156
Amortization expense	(5,207)	(2,310)
Unlocking	1,527	(1,473)

Balance at end of period	$33,901	$37,500

At December 31, 2016 and 2015, variable annuities accounted for the Company’s entire DAC asset. During 2016, the decrease in DAC was driven by positive gross profits due to favorable Separate Account and hedge performance, which resulted in amortization. Appreciation in equity markets during 2016 drove up gross profits resulting in higher amortization in 2016 compared to 2015. Annual assumption updates and model changes resulted in an unlocking adjustment, which increased the DAC asset in 2016 whereas the unlocking adjustment decreased DAC in 2015.

For a complete discussion of the Company’s VOBA and DAC accounting policies, see Notes to Financial Statements, Note 1 Summary of Significant Accounting Policies.

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Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

The Company has issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a GMDB and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a GMIB and a GMWB. Information regarding the general characteristics of each guaranteed benefit type is provided below:

•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: (1) contract deposits accumulated at a specified interest rate, (2) the contract value on specified contract anniversaries, (3) return of contract deposits, or (4) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2016	GMDB	GMIB	GMWB
Net amount at risk (a)	$741,564	$27,017	$8,106
Average attained age of contract owners	74	68	76
Weighted average period remaining until expected annuitization	n/a	—	n/a

2015
Net amount at risk (a)	$839,586	$21,371	$8,912
Average attained age of contract owners	71	66	75
Weighted average period remaining until expected annuitization	n/a	1.7 Years	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the difference between the maximum amount payable under the guarantee and the contract owners’ account balance at the Balance Sheet date.

The Company records liabilities for contracts containing GMDB, GMIB and GMWB as a component of future policy benefits on the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income (Loss).

The changes in the variable annuity GMDB, GMIB and GMWB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB	GMWB
Balance, January 1, 2015	$112,095	$69,775	$60,702
Guaranteed benefits incurred	26,864	11,919	—
Guaranteed benefits paid	(25,063)	(1,198)	—
Unlocking	17,482	14,552	—
Change in fair value reserves	—	—	(84)

Balance, December 31, 2015	$131,378	$95,048	$60,618
Guaranteed benefits incurred	25,408	13,750	—
Guaranteed benefits paid	(23,432)	(2,050)	—
Unlocking	(20,371)	(10,046)	—
Change in fair value reserves	—	—	(6,204)

Balance, December 31, 2016	$112,983	$96,702	$54,414

During 2016, the decrease in GMDB liabilities was driven primarily by higher market performance and favorable adjustments for assumption updates and model changes, which are reflected in unlocking, offset by increased benefits incurred over benefits paid. During 2015, the increase in GMDB liabilities was primarily driven by unfavorable unlocking adjustments for assumption updates and model changes.

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During 2016, the increase in GMIB liabilities was driven primarily by increased benefits incurred offset slightly by benefits paid and positive market performance offset by unfavorable adjustments for assumption updates and model changes, which are reflected in unlocking. During 2015, the increase in GMIB liabilities was driven by both increased benefits incurred along with favorable unlocking adjustments for assumption updates and model changes.

During 2016, the decrease in GMWB liabilities was driven primarily by higher market performance and unfavorable adjustments for assumption changes, which are reflected in change in fair value reserves.

At December 31, contract owners’ account balances by mutual fund class and by guaranteed benefit provisions were comprised as follows:

	Equity	Bond	Balanced	Money Market	Total
2016
GMDB only	$1,303,816	$418,368	$341,637	$113,912	$2,177,733
GMDB and GMIB	793,764	263,157	91,138	147,951	1,296,010
GMDB and GMWB	284,597	118,392	1,862	89,015	493,866
GMWB only	117,273	47,229	1,165	35,748	201,415
GMIB only	73,648	25,106	1,570	28,838	129,162
No guaranteed benefit	16,553	5,738	1,108	12,232	35,631

Total	$2,589,651	$877,990	$438,480	$427,696	$4,333,817

2015
GMDB only	$1,313,314	$459,890	$367,161	$125,174	$2,265,539
GMDB and GMIB	831,162	273,085	105,572	169,148	1,378,967
GMDB and GMWB	299,298	117,689	1,876	108,445	527,308
GMWB only	124,192	47,519	1,239	43,771	216,721
GMIB only	75,495	24,642	1,587	32,336	134,060
No guaranteed benefit	16,060	5,600	610	12,906	35,176

Total	$2,659,521	$928,425	$478,045	$491,780	$4,557,771

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	Equity	Bond	Balanced	Money Market	Total
2016
GMDB only	$515,295	$126,634	$578,880	$105,324	$1,326,133
2015
GMDB only	$533,700	$135,117	$608,486	$105,591	$1,382,894

As the Company is a closed block of business, the decrease for each of the components above resulted from the overall decline in Separate Accounts balance.

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Note 6. Income Taxes

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31:

	2016	2015	2014
Provisions for income taxes computed at Federal statutory rate (35%)	$(7,498)	$3,129	$13,635
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(7,567)	(6,622)	(7,861)
Tax credits	(458)	(302)	(416)
Valuation allowance on deferred tax assets	21,810	(1,497)	(510)
Provision to return adjustment	(727)	498	558
State taxes (benefits)	211	(287)	(92)
Unrecognized tax benefits	987	363	110
Audit Adjustment	(8,225)	—	—
Other	462	—	—

Income tax provision	$(1,005)	$(4,718)	$5,424

The effective tax rate was not meaningful for the years ended December 31, 2016, 2015 or 2014. Differences between the effective rate and the U.S. statutory rate of 35% principally were the result of the Separate Accounts DRD, the valuation allowance on net operating loss (“NOL”) carryforwards and unrecognized tax benefits.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for federal income taxes based on amounts it believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the realization of certain tax deductions and credits.

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2016	2015
Deferred tax assets
Tax DAC	$14,992	$29,634
Net operating and capital loss carryforward	228,864	210,363
Intangible assets	29,824	34,942
Policyholder reserves	29,546	22,955
Tax credits	13,992	13,084
Other	1,714	1,528

Total deferred tax assets	$318,932	$312,506
Valuation allowance	(154,440)	(130,946)

Net deferred tax assets	$164,492	$181,560

Deferred tax liabilities
VOBA	$95,150	$109,789
Policyholder reserves	20,106	26,740
Investments	48,660	45,139

Total deferred tax liabilities	$163,916	$181,668

Total net deferred tax asset (liability)	$576	$(108)

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The income tax expense (benefit) consists of the following for the years ended December 31:

		December 31,
	2016	2015	2014
Current federal income tax expense (benefit)	$(179)	$—	$181
Current state income tax expense (benefit)	(144)	9	—
Deferred federal income tax expense (benefit)	(1,150)	(4,275)	5,385
Deferred state income tax expense (benefit)	468	(452)	(142)

Total income tax expense (benefit)	$(1,005)	$(4,718)	$5,424

The income tax asset (liability) consists of the following at December 31:

	December 31,
	2016	2015
Current federal income tax liability	$—	$(179)
Current state income tax asset (liability)	1	(287)
Deferred federal income tax liability	—	(1,620)
Deferred state income tax asset	575	1,512

Net income tax asset (liability)	$576	$(574)

At December 31, 2016 and 2015, the Company had a tax valuation allowance for deferred tax assets of $154,440 and $130,946, respectively (this includes losses that are anticipated to be used in the consolidated group to reflect the income statement impact of the losses that wouldn’t be used if filing separately). In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.

The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $4,391 (gross $12,547) and $3,404 (gross $9,727), respectively, that should not be recognized at December 31, 2016 and 2015, which primarily relate to uncertainty regarding the sustainability of certain deductions taken on the 2008-2015 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016, the Company modified its calculation of dividends that are eligible for the DRD. This resulted in recording a permanent tax benefit of $7,391 in the Company’s 2016 financial statements for years 2011-2015. This has been treated as a change in estimate. The impact on future years is not currently determinable.

The components of the change in the unrecognized tax benefits were as follows at December 31:

	December 31,
	2016	2015
Balance at beginning of period	$3,404	$3,041
Additions for tax positions of prior years	987	363
Additions for tax positions of current year	—	293
Reductions for tax positions of current year	—	(293)

Balance at end of period	$4,391	$3,404

At December 31, 2016 and 2015, the Company had a NOL carry forward for federal income tax purposes of $627,860 (net of the ASC 740 reduction of $12,547) and $577,762 (net of the ASC 740 reduction of $9,727), respectively, with a carry forward period of fifteen years that expires at various dates between 2023 and 2031. At both December 31, 2016 and 2015, the Company had a capital loss carry forward of $84 for federal income tax purposes with a carry forward period of five years that will expire in 2018. At December 31, 2016 and 2015, the Company had a foreign tax credit carry forward of $9,776 and $8,869, respectively, with a carry forward period of ten years that will expire at various dates up to 2026. Also, the Company has an Alternative Minimum Tax credit carry forward for federal income tax purposes of $4,216 at both December 31, 2016 and 2015, with an indefinite carry forward period.

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize any penalties in its financial statements at December 31, 2016 or 2015. The Company recognized interest expense (income) of $74, $86 and less than ($1) at December 31, 2016, 2015 and 2014, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $161 and $87, respectively.

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The Company records taxes on a separate company basis. For federal income tax purposes, the Company joins in a consolidated income tax return filing with its direct parent, TA Corp, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the agreement, taxes are payable to or receivable from TA Corp in amounts that would result had the Company filed a separate tax return with taxing authorities. Any tax differences between the Company’s separately calculated provision and cash flows attributable to benefits from consolidation have been recognized as capital contributions from TA Corp. For the years ended December 31, 2016 and 2015 and 2014, the Company recognized capital contributions from (distributions to) TA Corp and contributions from AUSA in connection with the tax allocation agreement in the amount of ($13,381), $68,492 and $179,029, respectively. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company filed a separate federal income tax return for the years 2008 through 2012. The Company was part of the consolidated tax return for 2013 through 2015. An examination by the Internal Revenue Service is in progress for the years 2011 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

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Note 7. Accumulated Other Comprehensive Income

The changes in AOCI by component for the years ended December 31 were as follows:

	2016
	Unrealized Holding	Unrealized Holding	OCI Adjustments for	Total Accumulated
	Gains (Losses) on	Gains (Losses) on	Policyholder liabilities,	Other Comprehensive
	AFS Securities	Cash Flow Hedges	VOBA, and Deferred Tax	Income (Loss)
Beginning balance	$95,533	$4,202	$(43,144)	$56,591
OCI before reclassifications	8,881	(6,288)	(4,819)	(2,226)
Amounts reclassified from AOCI	124	861	—	985

Net current period OCI	$9,005	$(5,427)	$(4,819)	$(1,241)
Tax expense (benefit)	—	—	—	—

Total other comprehensive income (loss), net of taxes	$9,005	$(5,427)	$(4,819)	$(1,241)

Ending balance, net of taxes	$104,538	$(1,225)	$(47,963)	$55,350

	2015
	Unrealized Holding	Unrealized Holding	OCI Adjustments for	Total Accumulated
	Gains (Losses) on	Gains (Losses) on	Policyholder liabilities,	Other Comprehensive
	AFS Securities	Cash Flow Hedges	VOBA, and Deferred Tax	Income (Loss)
Beginning balance	$164,221	$2,296	$(57,275)	$109,242
OCI before reclassifications	(68,313)	1,807	14,131	(52,375)
Amounts reclassified from AOCI	(375)	99	—	(276)

Net current period OCI	$(68,688)	$1,906	$14,131	$(52,651)
Tax expense (benefit)	—	—	—	—

Total other comprehensive income (loss), net of taxes	$(68,688)	$1,906	$14,131	$(52,651)

Ending balance, net of taxes	$95,533	$4,202	$(43,144)	$56,591

	2014
	Unrealized Holding	Unrealized Holding	OCI Adjustments for	Total Accumulated
	Gains (Losses) on	Gains (Losses) on	Policyholder liabilities,	Other Comprehensive
	AFS Securities	Cash Flow Hedges	VOBA, and Deferred Tax	Income (Loss)
Beginning balance	$88,640	$1,813	$(50,750)	$39,703
OCI before reclassifications	75,196	(278)	(6,525)	68,393
Amounts reclassified from AOCI	385	761	—	1,146

Net current period OCI	$75,581	$483	$(6,525)	$69,539
Tax expense (benefit)	—	—	—	—

Total other comprehensive income (loss), net of taxes	$75,581	$483	$(6,525)	$69,539

Ending balance, net of taxes	$164,221	$2,296	$(57,275)	$109,242

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The reclassifications out of AOCI for the years ended December 31 were as follows:

	Amounts Reclassified from AOCI
				Affected Line Item in the Statement
AOCI Components	2016	2015	2014	Where Net Income is Presented
Unrealized holding gains (losses) on AFS securities
Available-for-sale securities	$(3)	$484	$(281)	Net realized investment gains (losses)
	(121)	(109)	(104)	Portion of OTTI previously recognized in OCI

	$(124)	$375	(385)	Total

Unrealized holding gains (losses) on cash flow hedges
Interest rate swaps	$(861)	$(99)	$(761)	Net investment income

	$(861)	$(99)	(761)	Total

Total amounts reclassified from AOCI	$(985)	$276	$(1,146)

Note 8. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.

The Company’s statutory net income (loss) at December 31, 2016, 2015 and 2014 was $71,053, ($24,119) and $201,479, respectively.

Statutory capital and surplus at December 31, 2016 and 2015 was $696,073 and $790,252, respectively. At December 31, 2016 and 2015, approximately $142,822 and $79,025, respectively, of stockholder’s equity was available for dividend distributions that would not require approval by the Arkansas Insurance Department, subject to the availability of unassigned surplus. During 2016, the Company paid a $75,000 dividend and a $88,341 return of capital to TA Corp. During 2015, the Company paid a $100,000 cash return of capital and received a $68,492 capital contribution from to AUSA. During 2014, the Company paid a $100,000 ordinary dividend and received a $179,029 capital contribution from AUSA.

The NAIC utilizes the RBC adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company’s risk profile. At December 31, 2016 and 2015, based on the RBC formula, the Company’s total adjusted capital levels were significantly above the minimum amount of capital required to avoid regulatory action.

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Note 9. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2016, the Company had a reinsurance receivable of $166 and reinsurance payable of $203. At December 31, 2015, the Company had a net reinsurance receivable of $68. The Company did not have a reinsurance reserve at December 31, 2016 and 2015.

At December 31, 2016, the Company had the following life insurance in force:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$4,586,845	$160,455	$924	$4,427,314	0.02%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and a GMDB provision to the extent reinsurance capacity is available in the marketplace. The account values for variable annuity contracts containing GMIB provisions that were reinsured were 34% at both December 31, 2016 and 2015. The account values for variable annuity contracts containing GMDB provisions that were reinsured were 4% at both December 31, 2016 and 2015.

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Note 10. Related Party Transactions

At December 31, 2016, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs related to services rendered. During 2016, 2015 and 2014, the Company incurred $10,223, $10,818 and $9,690, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance, general and administrative expenses, net of amounts capitalized.

The Company was party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On June 18, 2016, the Company settled an intercompany short-term note receivable with AUSA for $25,000 with an interest rate of 0.13% that was entered into on June 19, 2015. On December 22, 2014, the Company settled an intercompany short-term note receivable with AUSA for $50,000 with an interest rate of 0.11% that was entered into on June 27, 2014. During 2016, 2015 and 2014, the Company accrued and/or received $31, $18, and $27 of interest, respectively. Interest related to these arrangements is included in net investment income.

AEGON USA Realty Advisors, LLC acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2016, 2015 and 2014, the Company incurred $181, $149 and $89, respectively, under this agreement. Mortgage loan origination fees are included in investment expenses.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2016, 2015 and 2014, the Company incurred $1,927, $1,709 and $1,770, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2016, 2015 and 2014, the Company incurred $24,501, $30,356 and $30,836, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance, general and administrative expenses, net of amounts capitalized.

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2016, 2015 and 2014, the Company incurred $320, $361 and $406, respectively, in expenses under this agreement. Charges attributable to these agreement are included in insurance, general and administrative expenses, net of amounts capitalized.

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for such related party funds. The Company has entered into a distribution and shareholder services agreement for certain of such funds. During 2016, 2015 and 2014, the Company received $2,199, $2,381 and $2,584, respectively, in revenue under this agreement. Revenue attributable to this agreement is included in policy charge revenue.

The Company purchases and sells investments from/to various affiliated companies. The investments are purchased and sold using the fair value on the date of the acquisition or disposition. The purchasing and selling of investments between affiliated companies for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Investments purchased from affiliates:
AFS fixed maturities	$—	$30,356	$137,281
Mortgage loans on real estate	—	4,000	—
Limited partnerships	10,000	—	60,000
Investments sold to affiliates:
AFS fixed maturities	$89,820	$24,878	$24,844
Mortgage loans on real estate	—	—	2,038
Derivatives	—	82	—

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

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Note 11. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate the future assessments it will incur as a result of life insurance company insolvencies. At December 31, 2016 and 2015, the Company’s estimated liability for future guaranty fund assessments was $140 and $144. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate. In addition, the Company has a receivable for future premium tax deductions of $4,012 and $4,240 at December 31, 2016 and 2015, respectively.

In the normal course of business, the Company is subject to various claims and assessments. If management believes that, based on available information, it is at least reasonably possible that a material loss (or additional material loss in excess of any accrual) will be incurred in connection with any legal actions other than claims proceedings, the Company discloses an estimate of the possible loss or range of loss, either individually or in the aggregate, as appropriate, if such an estimate can be made, or discloses that an estimate cannot be made. Based on the Company’s assessment as of December 31, 2016, no such disclosures were considered necessary.

Legal and regulatory proceedings are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened proceedings. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal and regulatory proceedings both individually and in the aggregate, will not result in losses having a material adverse effect on the Company’s financial position or liquidity at December 31, 2016. If management believes that, based on available information, it is at least reasonably possible that a material loss (or additional material loss in excess of any accrual) will be incurred in connection with any legal or regulatory proceedings, the Company discloses an estimate of the possible loss or range of loss, either individually or in the aggregate, as appropriate, if such an estimate can be made, or discloses that an estimate cannot be made. Based on the Company’s assessment at December 31, 2016, no such disclosures were considered necessary.

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Note 12. Segment Information

The following tables summarize each business segment’s contribution to select Statements of Income (Loss) information for the years ended December 31:

	Annuity	Life Insurance	Total
2016
Net revenues (a)	$51,632	$66,168	$117,800
Policy benefits (net of reinsurance recoveries)	16,823	48,244	65,067
Amortization (accretion) of VOBA	6,889	25,593	32,482
Income tax expense (benefit)	(521)	(484)	(1,005)
Net income (loss)	(10,630)	(9,897)	(20,527)
2015
Net revenues (a)	$114,666	$73,583	$188,249
Policy benefits (net of reinsurance recoveries)	68,984	36,262	105,246
Amortization (accretion) of VOBA	8,110	14,254	22,364
Income tax expense (benefit)	(9,297)	4,579	(4,718)
Net income (loss)	(717)	14,375	13,658
2014
Net revenues (a)	$91,381	$75,346	$166,727
Policy benefits (net of reinsurance recoveries)	38,893	38,984	77,877
Amortization (accretion) of VOBA	928	9,912	10,840
Income tax expense (benefit)	(2,796)	8,220	5,424
Net Income (loss)	19,224	14,309	33,533

a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

	Total Assets	Total Policyholder Liabilities
2016
Annuity	$6,044,874	$567,814
Life Insurance	2,625,401	1,053,263

Total	$8,670,275	$1,621,077

2015
Annuity	$6,396,511	$609,363
Life Insurance	2,769,424	1,096,829

Total	$9,165,935	$1,706,192

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SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Advisors Life Insurance Company

(Registrant)

Date: March 30, 2017	By:	/s/ C. Michiel van Katwijk
C. Michiel van Katwijk
Director, Executive Vice President, Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	March 30, 2017

* Mark W. Mullin	Director and Chairman of the Board	March 30, 2017

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	March 30, 2017

* David Schulz	Director, Chief Tax Officer and Senior Vice President	March 30, 2017

* Katherine A. Schulze	Director, Senior Vice President, Chief Compliance Officer, Deputy General Counsel	March 30, 2017

* David Hopewell	Chief Product Officer, Senior Vice President	March 30, 2017

/s/ Alison Ryan Alison Ryan	Assistant Secretary	March 30, 2017

*	By Alison Ryan—Attorney-in-Fact pursuant to Powers of Attorney.

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SUPPLEMENTAL INFORMATION TO BE FURNISHED WITH REPORTS FILED PURSUANT TO SECTION 15(d) OF THE ACT BY REGISTRANTS WHICH HAVE NOT REGISTERED SECURITIES PURSUANT TO SECTION 12 OF THE ACT.

No annual report covering the Registrant’s last fiscal year or proxy materials has been or will be sent to Registrant’s security holder.

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EXHIBIT INDEX

Exhibit No.	Description	Location

2.1	Merrill Lynch Life Insurance Company Board of Directors Resolution in Connection with the Merger between Merrill Lynch Life Insurance Company and Tandem Insurance Group, Inc.	Incorporated by reference to Exhibit 2.1, filed September 5, 1991, as part of Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

2.2	Plan and Agreement of Merger between Merrill Lynch Life Insurance Company and Tandem Insurance Group, Inc.	Incorporated by reference to Exhibit 2.1a, filed September 5, 1991, as part of Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

3.1	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company	Incorporated by reference to Exhibit 6(a) to Post- Effective Amendment No. 10 to Merrill Lynch Life Variable Annuity Separate Account A’s registration statement on Form N-4, File No. 33-43773, filed December 10, 1996.

3.2	Articles of Amendment of the Articles of Incorporation of Merrill Lynch Life Insurance Company	Incorporated by reference to Exhibit 3.2 to the Registrant’s Quarterly Report on Form 10-Q, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-34192, 333-133223, and 333-133225, filed August 12, 2010.

3.3	Amended By-Laws of Transamerica Advisors Life Insurance Company	Incorporated by reference to Exhibit 3.3 to the Registrant’s Quarterly Report on Form 10-Q, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-34192, 333-133223, and 333-133225, filed August 12, 2010.

4.1	Group Modified Guaranteed Annuity Contract, ML-AY- 361	Incorporated by reference to Exhibit 4.1, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S- 1, File No. 33-26322.

4.2	Individual Certificate, ML-AY-362	Incorporated by reference to Exhibit 4.2, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S- 1, File No. 33-26322.

4.2a	Individual Certificate, ML-AY-362 KS	Incorporated by reference to Exhibit 4.2a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.2b	Individual Certificate, ML-AY-378	Incorporated by reference to Exhibit 4.2b, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.2c	Modified Guaranteed Annuity Contract	Incorporated by reference to Exhibit 4(a), filed August 18, 1997, as part of the Registrant’s registration statement on Form S-3, File No. 333-33863.

4.3	Individual Tax-Sheltered Annuity Certificate, ML-AY- 372	Incorporated by reference to Exhibit 4.3, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S- 1, File No. 33-26322.

4.3a	Individual Tax-Sheltered Annuity Certificate, ML-AY- 372 KS	Incorporated by reference to Exhibit 4.3a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

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4.4	Qualified Retirement Plan Certificate, ML-AY-373	Incorporated by reference to Exhibit 4.4 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.4a	Qualified Retirement Plan Certificate, ML-AY-373 KS	Incorporated by reference to Exhibit 4.4a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.5	Individual Retirement Annuity Certificate, ML-AY-374	Incorporated by reference to Exhibit 4.5 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.5a	Individual Retirement Annuity Certificate, ML-AY-374 KS	Incorporated by reference to Exhibit 4.5a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.5b	Individual Retirement Annuity Certificate, ML-AY-375 KS	Incorporated by reference to Exhibit 4.5b, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.5c	Individual Retirement Annuity Certificate, ML-AY-379	Incorporated by reference to Exhibit 4.5c, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.6	Individual Retirement Account Certificate, ML-AY-375	Incorporated by reference to Exhibit 4.6, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S- 1, File No. 33-26322.

4.6a	Individual Retirement Account Certificate, ML-AY-380	Incorporated by reference to Exhibit 4.6a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.7	Section 457 Deferred Compensation Plan Certificate, ML-AY-376	Incorporated by reference to Exhibit 4.7 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.7a	Section 457 Deferred Compensation Plan Certificate, ML-AY-376 KS	Incorporated by reference to Exhibit 4.7a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.8	Tax-Sheltered Annuity Endorsement, ML-AY-366	Incorporated by reference to Exhibit 4.8 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.8a	Tax-Sheltered Annuity Endorsement, ML-AY-366 190	Incorporated by reference to Exhibit 4.8a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

101

4.8b	Tax-Sheltered Annuity Endorsement, ML-AY-366 1096	Incorporated by reference to Exhibit 4(h)(3), filed March 27, 1997, as part of Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form S-1, File No. 33-58303.

4.9	Qualified Retirement Plan Endorsement, ML-AY-364	Incorporated by reference to Exhibit 4.9 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.10	Individual Retirement Annuity Endorsement, ML-AY- 368	Incorporated by reference to Exhibit 4.10 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.10a	Individual Retirement Annuity Endorsement, ML-AY- 368 190	Incorporated by reference to Exhibit 4.10a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.10b	Individual Retirement Annuity Endorsement, ML-009	Incorporated by reference to Exhibit 4(j)(3) to Post- Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-60290, filed March 31, 1994.

4.10c	Individual Retirement Annuity Endorsement	Incorporated by reference to Exhibit 4(b) to Pre- Effective Amendment No. 1 to the Registrant’s registration statement on Form S-3, File No. 333-33863, filed October 31, 1997.

4.11	Individual Retirement Account Endorsement, ML-AY- 365	Incorporated by reference to Exhibit 4.11 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.11a	Individual Retirement Account Endorsement, ML-AY- 365 190	Incorporated by reference to Exhibit 4.11a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.12	Section 457 Deferred Compensation Plan Endorsement, ML-AY-367	Incorporated by reference to Exhibit 4.12 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.12a	Section 457 Deferred Compensation Plan Endorsement, ML-AY-367 190	Incorporated by reference to Exhibit 4.12a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.13	Qualified Plan Endorsement, ML-AY-369	Incorporated by reference to Exhibit 4.13 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.13a	Qualified Plan Endorsement, ML-AY-448	Incorporated by reference to Exhibit 4.13a, filed March 9, 1990, as part of Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.13b	Qualified Plan Endorsement	Incorporated by reference to Exhibit 4(c), filed October 31, 1997, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-3, File No. 333-33863.

102

4.14	Application for Group Modified Guaranteed Annuity Contract	Incorporated by reference to Exhibit 4.14 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.15	Annuity Application for Individual Certificate Under Modified Guaranteed Annuity Contract	Incorporated by reference to Exhibit 4.15 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

4.15a	Application for Modified Guaranteed Annuity Contract	Incorporated by reference to Exhibit 4(d), filed August 18, 1997, as part of the Registrant’s registration statement on Form S-3, File No. 333-33863.

4.16	Form of Company Name Change Endorsement	Incorporated by reference to Exhibit 4.16, filed September 5, 1991, as part of Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

4.17	Group Modified Guarantee Annuity Contract	Incorporated by reference to Exhibit 4.(a)(2), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.18	Individual Contract	Incorporated by reference to Exhibit 4.(b)(4), filed December 7,1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.19	Individual Tax-Sheltered Annuity Certificate	Incorporated by reference to Exhibit 4.(c)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.20	Qualified Retirement Plan Certificate	Incorporated by reference to Exhibit 4.(d)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.21	Individual Retirement Annuity Certificate	Incorporated by reference to Exhibit 4.(e)(5), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.22	Individual Retirement Account Certificate	Incorporated by reference to Exhibit 4.(f)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.23	Section 457 Deferred Compensation Plan Certificate	Incorporated by reference to Exhibit 4,(g)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

4.24	Qualified Plan Endorsement	Incorporated by reference to Exhibit 4.(m)(3), filed December 7, 1994, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-60290.

103

4.25	Form of Group Fixed Contingent Annuity Contract.	Incorporated by reference to Exhibit 4(i) to the Registrant’s Registration Statement on Form S-3, File No 333-177282, filed October 13, 2011.

4.26	Form of Group Fixed Contingent Annuity Certificate.	Incorporated by reference to Exhibit 4(ii) to the Registrant’s Registration Statement on Form S-3, File No 333-177282, filed October 13, 2011.

10.1	Management Services Agreement between Family Life Insurance Company and Merrill Lynch Life Insurance Company	Incorporated by reference to Exhibit 10.1 to the Registrant’s registration statement on Form S-1, File No. 33-26322, filed January 3, 1989.

10.2	General Agency Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc.	Incorporated by reference to Exhibit 10.2, filed February 23, 1989, as part of Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

10.3	Service Agreement among Merrill Lynch Insurance Group, Family Life Insurance Company and Merrill Lynch Life Insurance Company	Incorporated by reference to Exhibit 10.3, filed March 13, 1991, as part of Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

10.3a	Amendment to Service Agreement among Merrill Lynch Insurance Group, Family Life Insurance Company and Merrill Lynch Life Insurance Company	Incorporated by reference to Exhibit 10(c)(2) to Post- Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1, File No. 33- 60290, filed March 31, 1994.

10.4	Indemnity Reinsurance Agreement between Merrill Lynch Life Insurance Company and Family Life Insurance Company	Incorporated by reference to Exhibit 10.4, filed March 13, 1991, as part of Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

10.5	Assumption Reinsurance Agreement Between Merrill Lynch Life Insurance Company, Tandem Insurance Group, Inc. and Royal Tandem Life Insurance Company and Family Life Insurance Company	Incorporated by reference to Exhibit 10.6, filed April 24, 1991, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

10.6	Amended General Agency Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc.	Incorporated by reference to Exhibit 10(g) to the Registrant’s registration statement on Form S-1, File No. 33-46827, filed March 30, 1992.

10.7	Indemnity Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc.	Incorporated by reference to Exhibit 10(h) to the Registrant’s registration statement on Form S-1, File No. 33-46827, filed March 30, 1992.

10.8	Management Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc.	Incorporated by reference to Exhibit 10(i) to the Registrant’s registration statement on Form S-1, File No. 33-46827, filed March 30, 1992.

10.9	Amendment No. 1 to Indemnity Reinsurance Agreement between Family Life Insurance Company and Merrill Lynch Life Insurance Company	Incorporated by reference to Exhibit 10.5, filed April 24, 1991, as part of Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-1, File No. 33-26322.

10.10	Insurance Administrative Services Agreement between Merrill Lynch Life Insurance Company and Liberty Insurance Services Corporation.	Incorporated by reference to Exhibit 10.10 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 30, 2005.

10.11	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc.	Incorporated by reference to Exhibit 10.1 to Registrant’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.

104

10.12	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital	Incorporated by reference to Exhibit 10.12 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 27, 2008.

10.13	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc.	Incorporated by reference to Exhibit 10.13 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 27, 2008.

10.14	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc.	Incorporated by reference to Exhibit 10.1 to Registrant’s Current Report on Form 8-K, File No. 33-26322, filed August 17, 2007.

10.15	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc.	Incorporated by reference to Exhibit 10.1 to Registrant’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.

10.16	Principal Underwriting Agreement between Transamerica Capital, Inc. and Merill Lynch Life Insurance Company.	Incorporated by reference to Exhibit 10.17 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 26, 2009.

10.17	Amended and Restated Principal Underwriting Agreement between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company.	Incorporated by reference to Exhibit 10.17 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 25, 2011.

10.18	Investment Management Services Agreement among Transamerica Asset Management, Inc., Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.	Incorporated by reference to Exhibit 10.18 to the Registrant’s Annual Report on Form 10-K, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, 333-133223, and 333-133225, filed March 25, 2011.

10.19	Principal Underwriting Agreement by and between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company.	Incorporated by reference to Exhibit 1 to Pre- Effective Amendment No. 1 to Registrant’s Registration Statement on Form S-3, File No. 333- 177282, filed December 15, 2011.

10.20	Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company.	Incorporated by reference to Exhibit 10 to Registrant’s Registration Statement on Form S-3, File No. 333- 177282, filed October 13, 2011.

10.21	First Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company	Exhibit 10.21

10.22	Second Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company	Exhibit 10.22

10.23	Third Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company	Exhibit 10.23

10.24	Fourth Amendment to Administrative Services Agreement between ARIA Retirement Solutions, LLC and Transamerica Advisors Life Insurance Company	Exhibit 10.24

23.1	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.	Exhibit 23.1

105

24.1	Powers of Attorney for Blake S. Bostwick, Mark W. Mullin, Jay Orlandi, David Schulz, Katherine A. Schulze, David Hopewell and Michiel van Katwijk are filed herewith.	Exhibit 24.1

31.1	Certification by the Chief Executive Officer of the Registrant pursuant to Rule 15d-14(a).	Exhibit 31.1

31.2	Certification by the Chief Financial Officer of the Registrant pursuant to Rule 15d-14(a).	Exhibit 31.2

32.1	Certification by the Chief Executive Officer of the Registrant pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.	Exhibit 32.1

32.2	Certification by the Chief Financial Officer of the Registrant pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.	Exhibit 32.2

101.INS	XBRL Instance Document.	Exhibit 101.INS

101.SCH	XBRL Taxonomy Extension Schema.	Exhibit 101.SCH

101.CAL	XBRL Taxonomy Extension Calculation Linkbase.	Exhibit 101.CAL

101.DEF	XBRL Taxonomy Definition Linkbase.	Exhibit 101.DEF

101.LAB	XBRL Taxonomy Extension Label Linkbase.	Exhibit 101.LAB

101.PRE	XBRL Taxonomy Extension Presentation Linkbase.	Exhibit 101.PRE

106

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the incorporation by reference in the Registration Statement on Form S-3 (No. 333-185576) of Transamerica Advisors Life Insurance Company of our report dated March 30, 2017 relating to the financial statements, which appears in this Form 10-K.

Chicago, Illinois

March 30, 2017

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606
T: (312) 298 2000, F: (312) 298 2001, www.pwc.com

107

Exhibit 24.1

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, C. Michiel van Katwijk, Director, Executive Vice President, Chief Financial Officer and Treasurer of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 10th day of March, 2017.

/s/ C. Michiel van Katwijk
C. Michiel van Katwijk
Director, Executive Vice President, Chief Financial Officer and Treasurer

108

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Blake S. Bostwick, Director and President of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 15th day of March, 2017.

/s/ Blake S. Bostwick
Blake S. Bostwick
Director and President

109

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Mark W. Mullin, Director and Chairman of the Board of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 10th day of March, 2017.

/s/ Mark W. Mullin
Mark W. Mullin
Director and Chairman of the Board

110

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Jay Orlandi, Director, Executive Vice President, Secretary and General Counsel of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 10th day of March, 2017.

/s/ Jay Orlandi
Jay Orlandi
Director, Executive Vice President, Secretary and General Counsel

111

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, David Schulz, Director, Chief Tax Officer and Senior Vice President of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of March, 2017.

/s/ David Schulz
David Schulz
Director, Chief Tax Officer and Senior Vice President

112

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Katherine A. Schulze, Director, Senior Vice President, Chief Compliance Officer and Deputy General Counsel of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of March, 2017.

/s/ Katherine A. Schulze
Katherine A. Schulze
Director, Senior Vice President, Chief Compliance Officer and Deputy General Counsel

113

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, David Hopewell, Chief Product Officer and Senior Vice President of Transamerica Advisors Life Insurance Company, an Arkansas corporation, do hereby appoint Alison Ryan my true and lawful attorney-in-fact, for me and in my name, place and stead to execute any Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company pursuant to the provisions of the Securities Exchange Act of 1934 and, further, to execute any and all amendments to such Annual Report, and to file same, with all exhibits and schedules thereto and any additional other filings or documents in connection therewith, with the Securities and Exchange Commission, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder without the others.

IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of March, 2017.

/s/ David Hopewell
David Hopewell
Chief Product Officer and Senior Vice President

114

Exhibit 31.1

CERTIFICATION OF CHIEF EXECUTIVE OFFICER

I, Blake S. Bostwick, certify that:

1. I have reviewed this annual report on Form 10-K of Transamerica Advisors Life Insurance Company (the “registrant”);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a–15(f) and 15d–15(f)) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Dated: March 30, 2017

/s/ Blake S. Bostwick
Blake S. Bostwick President

115

Exhibit 31.2

CERTIFICATION OF CHIEF FINANCIAL OFFICER

I, C. Michiel van Katwijk, certify that:

1. I have reviewed this annual report on Form 10-K of Transamerica Advisors Life Insurance Company (the “registrant”);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a–15(f) and 15d–15(f)) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Dated: March 30, 2017

/s/ C. Michiel van Katwijk
C. Michiel van Katwijk
Director, Executive Vice President, Chief Financial Officer and Treasurer

116

Exhibit 32.1

Certification Pursuant to

18 U.S.C. Section 1350,

As Adopted Pursuant To

Section 906 of the Sarbanes-Oxley Act of 2002

In connection with the Annual Report of Transamerica Advisors Life Insurance Company (the “Company”) on Form 10-K for the period ended December 31, 2016 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, Blake S. Bostwick, President of the Company, certify, pursuant to 18 U.S.C. section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(a) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(b) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

/s/ Blake S. Bostwick
Blake S. Bostwick
President

Dated: March 30, 2017

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.

117

Exhibit 32.2

Certification Pursuant to

18 U.S.C. Section 1350,

As Adopted Pursuant To

Section 906 of the Sarbanes-Oxley Act of 2002

In connection with the Annual Report of Transamerica Advisors Life Insurance Company (the “Company”) on Form 10-K for the period ended December 31, 2016 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, C. Michiel van Katwijk, Director, Executive Vice President, Chief Financial Officer and Treasurer of the Company, certify, pursuant to 18 U.S.C. section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(a) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(b) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

/s/ C. Michiel van Katwijk
C. Michiel van Katwijk
Director, Executive Vice President, Chief Financial Officer and Treasurer

Dated: March 30, 2017

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.

118

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2016 and 2015

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Merrill Lynch Life Variable Annuity Separate Account D and

Board of Directors of

Transamerica Advisors Life Insurance Company

In our opinion, for each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Advisors Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Discovery Value Class A Shares (1)	Federated Equity Income Class A Shares (1)
AB Growth and Income Class A Shares (1)	Federated Kaufmann Class A Shares (1)
AB International Value Class A Shares (1)	Fidelity Advisor® Equity Growth Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Fidelity Advisor® Overseas Class A Shares (1)
AB Value Class A Shares (1)	Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)
AllianzGI NFJ Dividend Value Class A Shares (1)	Franklin Templeton Foreign Class A Shares (1)
AllianzGI NFJ Mid-Cap Value Class A Shares (1)	Franklin Templeton Growth Class A Shares (1)
AllianzGI NFJ Small-Cap Value Class A Shares (1)	Invesco American Franchise Fund Class A Shares (1)
American Century Equity Income A Class (1)	Invesco Charter Class A Shares (1)
American Century Ultra® A Class (1)	Invesco Comstock Class A Shares (1)
American Funds - Bond Fund of America Class F -1 Shares (1)	Invesco Equity and Income Class A Shares (1)
American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Mid Cap Core Equity Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Mid Cap Growth Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Janus Enterprise Class A Shares (1)
American Funds - The Bond Fund of America Class A Shares (1)	Janus Forty Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	JPMorgan Multi-Cap Market Neutral Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Investment Company of America Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
AMG Managers Cadence Capital Appreciation Class N Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
BlackRock Basic Value Investor A Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Global Opportunities Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Global SmallCap Investor A Shares (1)	Oppenheimer Capital Appreciation Class A Shares (1)
BlackRock High Yield Bond Investor A Shares (1)	Oppenheimer Fundamental Alternatives Class A Shares (1)
BlackRock International Investor A Shares (1)	Oppenheimer Global Class A Shares (1)
BlackRock International Index Investor A Shares (1)	Oppenheimer Main Street Mid Cap® Class A Shares (1)
BlackRock Large Cap Core Investor A Shares (1)	Oppenheimer Main Street® Class A Shares (1)
BlackRock Large Cap Growth Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Large Cap Value Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock S&P 500 Index Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock Small Cap Index Investor A Shares (1)	Pioneer Class A Shares (1)
BlackRock Total Return Investor A Shares (1)	Pioneer Emerging Markets Class A Shares (1)
BlackRock U.S. Government Bond Investor A Shares (1)	Pioneer High Yield Class A Shares (1)
BlackRock Value Opportunities Investor A Shares (1)	Pioneer Real Estate Shares Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)
Columbia Acorn International Class A Shares (1)	Putnam Fund for Growth and Income Class A Shares (1)
Columbia Acorn USA Class A Shares (1)	Putnam Growth Opportunities Class A Shares (2)
Columbia Large Cap Growth III Class A Shares (3)	Putnam International Equity Class A Shares (1)
Columbia Mid Cap Growth Class A Shares (1)	Ready Assets Government Liquidity (1)
Columbia Select Smaller-Cap Value Class A Shares (1)	TA Dividend Focused Class A Shares (1)
Davis New York Venture Class A Shares (1)	TA Flexible Income Class A Shares (1)
Delaware Smid Cap Growth Class A Shares (1)	TA Multi-Cap Growth Class A Shares (1)
Dreyfus Appreciation Investor Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Eaton Vance Floating-Rate Class A Shares (1)	TA US Growth Class A Shares (1)
Eaton Vance Large-Cap Value Class A Shares (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period October 21, 2016 (commencement of operations) through December 31, 2016
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period October 28, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	160,304.685	$3,064,133	$3,454,566	$4	$3,454,570	134,669	$25.016815	$26.591900
AB Growth and Income Class A Shares	1,084,421.600	5,507,812	6,007,696	26	6,007,722	213,848	28.093403	28.093403
AB International Value Class A Shares	138,587.515	1,772,141	1,681,067	4	1,681,071	272,885	6.038198	6.341813
AB Large Cap Growth Class A Shares	70,389.161	2,562,737	2,664,934	—	2,664,934	85,966	30.999813	30.999813
AB Value Class A Shares	51,123.992	594,103	735,163	1	735,164	50,119	14.187217	15.080709
AllianzGI NFJ Dividend Value Class A Shares	311,841.424	4,421,787	5,217,107	—	5,217,107	408,289	12.487361	13.114934
AllianzGI NFJ Mid-Cap Value Class A Shares	97,617.617	1,740,720	2,646,414	3	2,646,417	72,320	18.505397	37.152783
AllianzGI NFJ Small-Cap Value Class A Shares	280,603.136	6,928,476	6,658,712	(3)	6,658,709	201,693	24.268637	38.745346
American Century Equity Income A Class	663,380.369	5,508,555	5,844,381	(2)	5,844,379	207,704	19.770216	28.342939
American Century Ultra® A Class	1,475.671	37,130	49,509	3	49,512	2,600	18.354734	19.510491
American Funds—Bond Fund of America Class F -1 Shares	257,266.939	3,243,095	3,272,435	(129)	3,272,306	265,214	11.962432	12.715929
American Funds—EuroPacific Growth Fund® Class F -1 Shares	96,267.424	4,186,693	4,323,370	2	4,323,372	238,786	17.493909	18.595863
American Funds—Growth Fund of America® Class F -1 Shares	309,152.462	10,158,015	12,913,298	10	12,913,308	569,646	21.929535	23.311083
American Funds—Income Fund of America® Class F -1 Shares	251,695.873	4,261,830	5,441,665	(6)	5,441,659	288,172	18.223530	19.371446
American Funds—Investment Company of America® Class F -1 Shares	182,598.346	5,208,337	6,600,930	(104)	6,600,826	320,985	19.850560	21.101068
American Funds—The Bond Fund of America Class A Shares	614,993.977	7,461,107	7,822,723	(7)	7,822,716	512,175	15.273518	15.273518
American Funds—The Growth Fund of America® Class A Shares	975,956.270	34,123,704	41,029,202	4	41,029,206	1,261,897	32.513914	32.513914
American Funds—The Income Fund of America® Class A Shares	725,779.216	12,782,025	15,727,636	(2)	15,727,634	585,238	26.873911	26.873911
American Funds—The Investment Company of America Class A Shares	726,522.898	23,714,642	26,321,925	(65)	26,321,860	924,856	28.460481	28.460481
AMG Managers Cadence Capital Appreciation Class N Shares	1,531.955	21,427	41,991	(2)	41,989	2,988	13.650554	14.408386
BlackRock Basic Value Investor A Shares	1,489,940.975	37,471,922	37,382,619	(10)	37,382,609	1,698,478	19.353026	29.591869
BlackRock Capital Appreciation Investor A Shares	2,025,620.865	48,227,380	44,604,171	(27)	44,604,144	2,183,288	18.794048	24.220369
BlackRock Global Allocation Investor A Shares	6,639,184.628	122,222,533	120,700,377	8	120,700,385	5,770,019	17.760313	28.631248
BlackRock Global Opportunities Investor A Shares	157,058.949	1,813,671	2,187,831	—	2,187,831	158,335	13.672213	14.039426
BlackRock Global SmallCap Investor A Shares	33,502.693	797,346	761,181	(2)	761,179	35,920	20.283914	21.561072
BlackRock High Yield Bond Investor A Shares	3,066,741.790	24,035,082	23,399,240	(311)	23,398,929	1,742,228	13.257356	13.613358
BlackRock International Investor A Shares	116,283.866	1,566,100	1,555,878	2	1,555,880	142,905	10.734486	11.027044
BlackRock International Index Investor A Shares	15,085.950	182,741	174,092	—	174,092	12,737	13.333078	14.172739
BlackRock Large Cap Core Investor A Shares	344,492.255	4,111,628	6,231,865	2	6,231,867	319,158	18.957803	20.151258
BlackRock Large Cap Growth Investor A Shares	342,466.331	4,469,235	4,544,528	(13)	4,544,515	214,570	20.490108	21.780061
BlackRock Large Cap Value Investor A Shares	141,002.756	2,308,012	3,512,379	7	3,512,386	188,064	18.162937	19.306467
BlackRock Low Duration Bond Investor A Shares	9,947.814	96,560	95,499	3	95,502	9,493	9.934272	10.208790
BlackRock S&P 500 Index Investor A Shares	66,416.056	14,862,535	17,732,423	3	17,732,426	1,217,581	14.389610	14.658127
BlackRock Small Cap Index Investor A Shares	3,846.387	46,522	68,389	—	68,389	3,082	21.247751	22.585595
BlackRock Total Return Investor A Shares	6,709,258.422	79,175,297	77,760,305	(340)	77,759,965	5,704,080	12.826841	14.543708
BlackRock U.S. Government Bond Investor A Shares	1,819,559.434	19,455,640	18,959,809	(65)	18,959,744	1,843,226	10.048739	10.326417
BlackRock Value Opportunities Investor A Shares	223,220.077	4,669,401	7,531,445	(4)	7,531,441	261,185	19.660470	33.159136
Cohen & Steers Real Estate Securities Class A Shares	43,321.257	588,426	610,397	5	610,402	26,783	22.109050	23.501057
Columbia Acorn International Class A Shares	813,671.269	34,010,946	30,683,544	1	30,683,545	2,708,938	11.055473	11.611125
Columbia Acorn USA Class A Shares	378,527.338	8,224,874	5,658,984	17	5,659,001	264,384	20.727046	22.032760

See accompanying notes.

2

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Columbia Large Cap Growth III Class A Shares	398,339.270	$5,768,690	$5,811,770	$—	$5,811,770	577,349	$10.062154	$10.071086
Columbia Mid Cap Growth Class A Shares	18,318.817	503,412	433,790	(4)	433,786	32,481	13.122328	13.502861
Columbia Select Smaller-Cap Value Class A Shares	712,001.544	13,101,593	12,965,548	4	12,965,552	354,009	36.624925	36.624925
Davis New York Venture Class A Shares	842,751.222	28,841,115	25,720,767	43	25,720,810	1,133,037	18.565395	27.928483
Delaware Smid Cap Growth Class A Shares	169,230.004	3,738,540	2,783,834	2	2,783,836	151,044	17.999317	18.566643
Dreyfus Appreciation Investor Shares	357,062.171	14,864,204	11,936,588	19	11,936,607	675,607	17.174348	18.255830
Eaton Vance Floating-Rate Class A Shares	349,382.084	3,223,468	3,235,278	(233)	3,235,045	242,739	12.901382	13.714058
Eaton Vance Large-Cap Value Class A Shares	211,310.002	3,997,857	3,809,919	(9)	3,809,910	278,681	13.360782	14.032221
Federated Equity Income Class A Shares	49,558.916	1,115,921	1,140,351	(235)	1,140,116	89,728	12.619300	12.854822
Federated Kaufmann Class A Shares	875,939.877	4,739,710	4,300,865	(2)	4,300,863	193,628	21.470584	22.822735
Fidelity Advisor® Equity Growth Class A Shares	78,249.119	7,543,261	7,119,887	(96)	7,119,791	277,683	19.112604	25.710453
Fidelity Advisor® Overseas Class A Shares	68,337.821	1,043,398	1,358,556	(1)	1,358,555	64,368	21.106121	21.106121
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	32,782.562	789,763	1,096,249	4	1,096,253	35,943	30.499638	30.499638
Franklin Templeton Foreign Class A Shares	12,146,284.756	84,517,922	84,902,530	29	84,902,559	5,084,196	15.277028	22.349427
Franklin Templeton Growth Class A Shares	238,341.944	4,690,095	5,615,336	80	5,615,416	317,088	14.377854	21.885898
Invesco American Franchise Fund Class A Shares	38,334.980	613,395	626,394	(1)	626,393	49,409	12.677773	12.677773
Invesco Charter Class A Shares	32,679.332	654,645	557,183	4	557,187	32,592	17.095721	17.095721
Invesco Comstock Class A Shares	1,936,084.486	38,093,936	45,827,120	5	45,827,125	2,060,855	19.169971	31.498930
Invesco Equity and Income Class A Shares	312,107.750	2,872,070	3,295,858	68	3,295,926	122,998	26.796535	26.796535
Invesco Mid Cap Core Equity Class A Shares	135,981.119	3,118,921	2,920,874	—	2,920,874	156,677	18.227346	19.375172
Invesco Mid Cap Growth Class A Shares	49,342.455	1,481,780	1,658,400	2	1,658,402	97,974	16.926893	16.926893
Invesco Value Opportunities Class A Shares	23,359.307	259,203	307,175	(3)	307,172	206,263	1.470746	1.512545
Janus Enterprise Class A Shares	395,386.035	34,405,958	36,743,224	2	36,743,226	1,325,848	27.207107	28.241372
Janus Forty Class A Shares	237,505.955	7,472,221	6,645,417	6	6,645,423	355,722	18.214393	19.129653
JPMorgan Multi-Cap Market Neutral Class A Shares	38,608.978	381,079	388,020	2	388,022	44,405	8.534121	9.007860
JPMorgan Small Cap Growth Class A Shares	119,503.248	1,520,037	1,477,060	(1)	1,477,059	87,360	16.553709	17.385703
Lord Abbett Affiliated Class A Shares	90,443.938	1,315,079	1,385,601	4	1,385,605	77,861	17.192985	18.275738
Lord Abbett Bond-Debenture Class A Shares	1,723,174.088	13,437,494	13,664,771	(260)	13,664,511	638,593	17.667625	24.378575
Lord Abbett Mid Cap Stock Class A Shares	527,534.075	9,536,872	15,134,953	14	15,134,967	597,525	19.340464	29.929815
MFS® Growth Class A Shares	173,291.150	12,150,567	12,255,150	22	12,255,172	660,571	18.552388	18.552388
MFS® Mid Cap Growth Class A Shares	949,275.775	10,527,699	13,118,991	(8)	13,118,983	514,641	25.491544	25.491544
MFS® Research International Class A Shares	805,473.461	12,730,608	12,275,416	5	12,275,421	572,602	21.437981	21.437981
Oppenheimer Capital Appreciation Class A Shares	19,290.794	1,070,678	973,413	(6)	973,407	59,130	15.937504	16.941109
Oppenheimer Fundamental Alternatives Class A Shares	28,444.920	712,638	765,168	5	765,173	46,183	16.568305	16.568305
Oppenheimer Global Class A Shares	27,091.001	1,756,802	2,024,240	3	2,024,243	69,835	28.986244	28.986244
Oppenheimer Main Street Mid Cap® Class A Shares	50,614.030	1,311,744	1,344,815	1	1,344,816	60,718	21.410102	22.757933
Oppenheimer Main Street® Class A Shares	40,741.813	1,588,223	1,914,050	6	1,914,056	83,077	19.715018	26.696397
PIMCO CommodityRealReturn Strategy Class A Shares	1,491,795.126	15,060,736	10,457,484	9	10,457,493	1,659,309	6.112958	6.498243
PIMCO Low Duration Class A Shares	5,494,186.776	56,610,982	54,117,740	(287)	54,117,453	4,638,659	11.388097	11.960270
PIMCO Real Return Class A Shares	3,321,098.578	38,394,637	36,266,396	(288)	36,266,108	2,762,394	12.742816	13.545574
PIMCO Total Return Class A Shares	10,066,102.579	109,384,195	100,963,009	(536)	100,962,473	6,574,285	14.374320	16.578761
Pioneer Class A Shares	32,531.078	1,085,647	940,148	19	940,167	49,976	18.286307	19.437722

See accompanying notes.

3

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Emerging Markets Class A Shares	255,531.776	$5,369,317	$4,114,062	$45	$4,114,107	534,970	$7.482600	$7.898231
Pioneer High Yield Class A Shares	288,325.550	2,919,023	2,739,093	8	2,739,101	159,598	16.712522	17.765095
Pioneer Real Estate Shares Class A Shares	123,255.417	3,385,686	3,178,757	(4)	3,178,753	186,109	16.742702	17.496263
Pioneer Select Mid Cap Growth Class A Shares	8,685.968	309,197	304,791	1	304,792	14,620	20.548485	21.321080
Putnam Fund for Growth and Income Class A Shares	29,348.865	519,121	652,719	—	652,719	27,532	23.707934	23.707934
Putnam Growth Opportunities Class A Shares	62,194.006	1,499,959	1,515,046	—	1,515,046	150,321	10.078738	10.078738
Putnam International Equity Class A Shares	473,055.496	9,897,198	9,820,632	—	9,820,632	523,222	18.769536	18.769536
Ready Assets Government Liquidity	7,286,355.039	7,286,355	7,286,355	(14)	7,286,341	749,489	9.358657	9.948233
TA Dividend Focused Class A Shares	6,878,642.577	80,686,993	72,638,466	5	72,638,471	5,905,128	12.197412	12.375619
TA Flexible Income Class A Shares	113,466.893	1,048,007	1,042,761	6	1,042,767	769,628	1.328072	1.376041
TA Multi-Cap Growth Class A Shares	209,372.486	1,510,842	1,268,797	(35)	1,268,762	104,209	11.932746	12.469853
TA Small/Mid Cap Value Class A Shares	1,599,757.789	40,969,265	42,937,499	(4)	42,937,495	2,233,538	18.806761	19.653270
TA US Growth Class A Shares	2,421,128.527	35,699,947	40,481,269	(22)	40,481,247	2,700,309	14.810094	15.176186
See accompanying notes.

4

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AB Discovery Value Class A Shares Subaccount	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Value Class A Shares Subaccount
Net Assets as of December 31, 2014:	$4,961,974	$3,367,695	$2,194,777	$2,857,521	$843,962

Investment Income:
Reinvested Dividends	136	30,889	27,310	—	9,541
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,740	42,278	32,950	36,120	11,878

Net Investment Income (Loss)	(73,604)	(11,389)	(5,640)	(36,120)	(2,337)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	257,295	99,193	—	230,294	—
Realized Gain (Loss) on Investments	96,623	142,952	14,726	223,517	10,408

Net Realized Capital Gains (Losses) on Investments	353,918	242,145	14,726	453,811	10,408
Net Change in Unrealized Appreciation (Depreciation)	(620,938)	(230,216)	36,226	(169,224)	(82,686)

Net Gain (Loss) on Investment	(267,020)	11,929	50,952	284,587	(72,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,624)	540	45,312	248,467	(74,615)

Increase (Decrease) in Net Assets from Contract Transactions	(289,984)	(252,721)	(297,333)	(346,426)	(25,900)

Total Increase (Decrease) in Net Assets	(630,608)	(252,181)	(252,021)	(97,959)	(100,515)

Net Assets as of December 31, 2015:	$4,331,366	$3,115,514	$1,942,756	$2,759,562	$743,447

Investment Income:
Reinvested Dividends	5,971	109,828	2,814	130	8,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,567	70,155	26,889	35,035	10,052

Net Investment Income (Loss)	(56,596)	39,673	(24,075)	(34,905)	(1,987)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115,358	309,822	—	70,645	—
Realized Gain (Loss) on Investments	207,136	396,864	(40,486)	189,504	26,842

Net Realized Capital Gains (Losses) on Investments	322,494	706,686	(40,486)	260,149	26,842
Net Change in Unrealized Appreciation (Depreciation)	491,774	(164,071)	15,241	(186,887)	36,841

Net Gain (Loss) on Investment	814,268	542,615	(25,245)	73,262	63,683
Net Increase (Decrease) in Net Assets Resulting from Operations	757,672	582,288	(49,320)	38,357	61,696

Increase (Decrease) in Net Assets from Contract Transactions	(1,634,468)	2,309,920	(212,365)	(132,985)	(69,979)

Total Increase (Decrease) in Net Assets	(876,796)	2,892,208	(261,685)	(94,628)	(8,283)

Net Assets as of December 31, 2016:	$3,454,570	$6,007,722	$1,681,071	$2,664,934	$735,164

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AllianzGI NFJ Dividend Value Class A Shares Subaccount	AllianzGI NFJ Mid-Cap Value Class A Shares Subaccount	AllianzGI NFJ Small-Cap Value Class A Shares Subaccount	American Century Equity Income A Class Subaccount	American Century Ultra® A Class Subaccount
Net Assets as of December 31, 2014:	$6,389,584	$3,414,817	$8,516,742	$6,897,642	$56,569

Investment Income:
Reinvested Dividends	130,051	35,829	105,575	130,529	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,207	39,975	101,742	80,955	845

Net Investment Income (Loss)	42,844	(4,146)	3,833	49,574	(845)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	77,800	848,879	422,029	2,880
Realized Gain (Loss) on Investments	451,362	291,679	173,179	239,145	1,285

Net Realized Capital Gains (Losses) on Investments	451,362	369,479	1,022,058	661,174	4,165
Net Change in Unrealized Appreciation (Depreciation)	(1,075,817)	(495,609)	(1,708,960)	(768,652)	(866)

Net Gain (Loss) on Investment	(624,455)	(126,130)	(686,902)	(107,478)	3,299
Net Increase (Decrease) in Net Assets Resulting from Operations	(581,611)	(130,276)	(683,069)	(57,904)	2,454

Increase (Decrease) in Net Assets from Contract Transactions	(760,512)	(613,157)	(1,721,163)	(1,064,248)	(2,863)

Total Increase (Decrease) in Net Assets	(1,342,123)	(743,433)	(2,404,232)	(1,122,152)	(409)

Net Assets as of December 31, 2015:	$5,047,461	$2,671,384	$6,112,510	$5,775,490	$56,160

Investment Income:
Reinvested Dividends	118,422	32,401	89,830	104,836	14
Investment Expense:
Mortality and Expense Risk and Administrative Charges	74,947	33,194	82,697	78,730	728

Net Investment Income (Loss)	43,475	(793)	7,133	26,106	(714)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	179,597	1,459	154,191	347,417	2,252
Realized Gain (Loss) on Investments	220,901	147,075	(62,254)	177,149	2,422

Net Realized Capital Gains (Losses) on Investments	400,498	148,534	91,937	524,566	4,674
Net Change in Unrealized Appreciation (Depreciation)	223,080	216,539	1,109,412	446,137	(2,805)

Net Gain (Loss) on Investment	623,578	365,073	1,201,349	970,703	1,869
Net Increase (Decrease) in Net Assets Resulting from Operations	667,053	364,280	1,208,482	996,809	1,155

Increase (Decrease) in Net Assets from Contract Transactions	(497,407)	(389,247)	(662,283)	(927,920)	(7,803)

Total Increase (Decrease) in Net Assets	169,646	(24,967)	546,199	68,889	(6,648)

Net Assets as of December 31, 2016:	$5,217,107	$2,646,417	$6,658,709	$5,844,379	$49,512

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Bond Fund of America Class F -1 Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount
Net Assets as of December 31, 2014:	$4,419,723	$6,034,800	$16,881,289	$6,790,929

Investment Income:
Reinvested Dividends	79,076	83,176	79,614	181,349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,357	86,052	237,336	89,255

Net Investment Income (Loss)	17,719	(2,876)	(157,722)	92,094
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	63,526	1,090,790	99,861
Realized Gain (Loss) on Investments	35,750	460,201	2,086,851	365,917

Net Realized Capital Gains (Losses) on Investments	35,750	523,727	3,177,641	465,778
Net Change in Unrealized Appreciation (Depreciation)	(101,780)	(621,927)	(2,380,115)	(729,360)

Net Gain (Loss) on Investment	(66,030)	(98,200)	797,526	(263,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,311)	(101,076)	639,804	(171,488)

Increase (Decrease) in Net Assets from Contract Transactions	(745,093)	(952,670)	(3,154,697)	(1,036,089)

Total Increase (Decrease) in Net Assets	(793,404)	(1,053,746)	(2,514,893)	(1,207,577)

Net Assets as of December 31, 2015:	$3,626,319	$4,981,054	$14,366,396	$5,583,352

Investment Income:
Reinvested Dividends	58,373	51,859	66,639	169,386
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,968	67,167	195,792	79,950

Net Investment Income (Loss)	5,405	(15,308)	(129,153)	89,436
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	737,933	—
Realized Gain (Loss) on Investments	33,918	217,489	1,384,853	243,129

Net Realized Capital Gains (Losses) on Investments	33,918	217,489	2,122,786	243,129
Net Change in Unrealized Appreciation (Depreciation)	9,496	(252,737)	(1,147,423)	136,438

Net Gain (Loss) on Investment	43,414	(35,248)	975,363	379,567
Net Increase (Decrease) in Net Assets Resulting from Operations	48,819	(50,556)	846,210	469,003

Increase (Decrease) in Net Assets from Contract Transactions	(402,832)	(607,126)	(2,299,298)	(610,696)

Total Increase (Decrease) in Net Assets	(354,013)	(657,682)	(1,453,088)	(141,693)

Net Assets as of December 31, 2016:	$3,272,306	$4,323,372	$12,913,308	$5,441,659

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America Class A Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount	American Funds - The Income Fund of America® Class A Shares Subaccount
Net Assets as of December 31, 2014:	$8,525,664	$11,233,004	$54,008,331	$22,272,799

Investment Income:
Reinvested Dividends	120,902	196,900	281,608	607,936
Investment Expense:
Mortality and Expense Risk and Administrative Charges	113,228	130,783	657,898	261,890

Net Investment Income (Loss)	7,674	66,117	(376,290)	346,046
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	487,546	—	3,504,342	312,555
Realized Gain (Loss) on Investments	617,026	135,027	3,480,998	980,104

Net Realized Capital Gains (Losses) on Investments	1,104,572	135,027	6,985,340	1,292,659
Net Change in Unrealized Appreciation (Depreciation)	(1,318,838)	(294,700)	(4,469,180)	(2,155,900)

Net Gain (Loss) on Investment	(214,266)	(159,673)	2,516,160	(863,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	(206,592)	(93,556)	2,139,870	(517,195)

Increase (Decrease) in Net Assets from Contract Transactions	(1,566,289)	(2,192,051)	(9,999,709)	(4,324,779)

Total Increase (Decrease) in Net Assets	(1,772,881)	(2,285,607)	(7,859,839)	(4,841,974)

Net Assets as of December 31, 2015:	$6,752,783	$8,947,397	$46,148,492	$17,430,825

Investment Income:
Reinvested Dividends	119,948	145,434	230,240	518,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,185	112,487	549,492	214,493

Net Investment Income (Loss)	23,763	32,947	(319,252)	303,709
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229,429	—	2,325,573	—
Realized Gain (Loss) on Investments	394,278	107,309	2,429,984	715,564

Net Realized Capital Gains (Losses) on Investments	623,707	107,309	4,755,557	715,564
Net Change in Unrealized Appreciation (Depreciation)	147,255	10,482	(1,662,997)	437,129

Net Gain (Loss) on Investment	770,962	117,791	3,092,560	1,152,693
Net Increase (Decrease) in Net Assets Resulting from Operations	794,725	150,738	2,773,308	1,456,402

Increase (Decrease) in Net Assets from Contract Transactions	(946,682)	(1,275,419)	(7,892,594)	(3,159,593)

Total Increase (Decrease) in Net Assets	(151,957)	(1,124,681)	(5,119,286)	(1,703,191)

Net Assets as of December 31, 2016:	$6,600,826	$7,822,716	$41,029,206	$15,727,634

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - The Investment Company of America Class A Shares Subaccount	AMG Managers Cadence Capital Appreciation Class N Shares Subaccount	BlackRock Basic Value Investor A Shares Subaccount	BlackRock Capital Appreciation Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$35,355,777	$46,589	$22,034,706	$65,549,469

Investment Income:
Reinvested Dividends	517,827	226	730,953	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	412,643	682	777,952	876,615

Net Investment Income (Loss)	105,184	(456)	(46,999)	(876,615)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,987,824	—	5,848,576	5,702,894
Realized Gain (Loss) on Investments	1,592,643	2,686	32,008	1,340,490

Net Realized Capital Gains (Losses) on Investments	3,580,467	2,686	5,880,584	7,043,384
Net Change in Unrealized Appreciation (Depreciation)	(4,433,415)	(1,337)	(8,761,227)	(2,881,959)

Net Gain (Loss) on Investment	(852,948)	1,349	(2,880,643)	4,161,425
Net Increase (Decrease) in Net Assets Resulting from Operations	(747,764)	893	(2,927,642)	3,284,810

Increase (Decrease) in Net Assets from Contract Transactions	(6,988,783)	(4,936)	31,910,801	(14,903,373)

Total Increase (Decrease) in Net Assets	(7,736,547)	(4,043)	28,983,159	(11,618,563)

Net Assets as of December 31, 2015:	$27,619,230	$42,546	$51,017,865	$53,930,906

Investment Income:
Reinvested Dividends	512,737	182	557,555	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	349,936	614	609,343	686,145

Net Investment Income (Loss)	162,801	(432)	(51,788)	(686,145)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	915,673	—	541,146	1,718,299
Realized Gain (Loss) on Investments	889,438	1,849	(2,754,112)	(275,758)

Net Realized Capital Gains (Losses) on Investments	1,805,111	1,849	(2,212,966)	1,442,541
Net Change in Unrealized Appreciation (Depreciation)	1,387,197	796	8,344,527	(1,833,302)

Net Gain (Loss) on Investment	3,192,308	2,645	6,131,561	(390,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,355,109	2,213	6,079,773	(1,076,906)

Increase (Decrease) in Net Assets from Contract Transactions	(4,652,479)	(2,770)	(19,715,029)	(8,249,856)

Total Increase (Decrease) in Net Assets	(1,297,370)	(557)	(13,635,256)	(9,326,762)

Net Assets as of December 31, 2016:	$26,321,860	$41,989	$37,382,609	$44,604,144

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock Global Opportunities Investor A Shares Subaccount	BlackRock Global SmallCap Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock International Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$151,141,935	$2,508,016	$1,036,428	$27,514,110	$1,922,589

Investment Income:
Reinvested Dividends	1,303,789	11,726	—	1,296,651	4,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,047,123	38,452	13,574	396,472	27,215

Net Investment Income (Loss)	(743,334)	(26,726)	(13,574)	900,179	(22,694)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,238,013	—	40,895	149,465	—
Realized Gain (Loss) on Investments	2,477,776	103,442	(5,153)	(87,470)	67,220

Net Realized Capital Gains (Losses) on Investments	12,715,789	103,442	35,742	61,995	67,220
Net Change in Unrealized Appreciation (Depreciation)	(14,988,922)	(97,431)	(83,920)	(2,386,950)	(116,082)

Net Gain (Loss) on Investment	(2,273,133)	6,011	(48,178)	(2,324,955)	(48,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,016,467)	(20,715)	(61,752)	(1,424,776)	(71,556)

Increase (Decrease) in Net Assets from Contract Transactions	(17,806,636)	(117,463)	(205,396)	(1,982,025)	(177,222)

Total Increase (Decrease) in Net Assets	(20,823,103)	(138,178)	(267,148)	(3,406,801)	(248,778)

Net Assets as of December 31, 2015:	$130,318,832	$2,369,838	$769,280	$24,107,309	$1,673,811

Investment Income:
Reinvested Dividends	1,173,327	39,268	4,960	1,294,554	19,941
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,771,056	34,179	10,167	355,538	23,154

Net Investment Income (Loss)	(597,729)	5,089	(5,207)	939,016	(3,213)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	982,607	—	—	86,988	—
Realized Gain (Loss) on Investments	17,950	72,442	(12,672)	(283,493)	26,756

Net Realized Capital Gains (Losses) on Investments	1,000,557	72,442	(12,672)	(196,505)	26,756
Net Change in Unrealized Appreciation (Depreciation)	2,235,844	(50,135)	59,201	1,891,832	(45,431)

Net Gain (Loss) on Investment	3,236,401	22,307	46,529	1,695,327	(18,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,638,672	27,396	41,322	2,634,343	(21,888)

Increase (Decrease) in Net Assets from Contract Transactions	(12,257,119)	(209,403)	(49,423)	(3,342,723)	(96,043)

Total Increase (Decrease) in Net Assets	(9,618,447)	(182,007)	(8,101)	(708,380)	(117,931)

Net Assets as of December 31, 2016:	$120,700,385	$2,187,831	$761,179	$23,398,929	$1,555,880

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock International Index Investor A Shares Subaccount	BlackRock Large Cap Core Investor A Shares Subaccount	BlackRock Large Cap Growth Investor A Shares Subaccount	BlackRock Large Cap Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$236,458	$6,782,140	$5,830,736	$4,446,060	$107,765

Investment Income:
Reinvested Dividends	4,090	23,132	1,653	25,725	1,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,687	99,907	81,385	60,767	1,589

Net Investment Income (Loss)	403	(76,775)	(79,732)	(35,042)	(228)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	155,748	242,006	—	219
Realized Gain (Loss) on Investments	(133)	335,820	393,584	325,126	(14)

Net Realized Capital Gains (Losses) on Investments	(133)	491,568	635,590	325,126	205
Net Change in Unrealized Appreciation (Depreciation)	(5,764)	(515,797)	(516,678)	(430,877)	(1,030)

Net Gain (Loss) on Investment	(5,897)	(24,229)	118,912	(105,751)	(825)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,494)	(101,004)	39,180	(140,793)	(1,053)

Increase (Decrease) in Net Assets from Contract Transactions	(16,693)	(344,654)	(851,383)	(657,061)	(5,849)

Total Increase (Decrease) in Net Assets	(22,187)	(445,658)	(812,203)	(797,854)	(6,902)

Net Assets as of December 31, 2015:	$214,271	$6,336,482	$5,018,533	$3,648,206	$100,863

Investment Income:
Reinvested Dividends	4,428	43,056	13,449	38,129	1,419
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,824	90,500	68,251	52,128	1,497

Net Investment Income (Loss)	1,604	(47,444)	(54,802)	(13,999)	(78)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	367,191	287,112	—	—
Realized Gain (Loss) on Investments	(12,370)	420,491	184,943	280,721	(67)

Net Realized Capital Gains (Losses) on Investments	(12,370)	787,682	472,055	280,721	(67)
Net Change in Unrealized Appreciation (Depreciation)	6,351	(254,648)	(148,553)	116,799	287

Net Gain (Loss) on Investment	(6,019)	533,034	323,502	397,520	220
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,415)	485,590	268,700	383,521	142

Increase (Decrease) in Net Assets from Contract Transactions	(35,764)	(590,205)	(742,718)	(519,341)	(5,503)

Total Increase (Decrease) in Net Assets	(40,179)	(104,615)	(474,018)	(135,820)	(5,361)

Net Assets as of December 31, 2016:	$174,092	$6,231,867	$4,544,515	$3,512,386	$95,502

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock S&P 500 Index Investor A Shares Subaccount	BlackRock Small Cap Index Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount	BlackRock U.S. Government Bond Investor A Shares Subaccount	BlackRock Value Opportunities Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$18,045,194	$82,306	$8,502,346	$27,843,768	$9,095,718

Investment Income:
Reinvested Dividends	271,489	449	890,348	486,799	219,054
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,664	1,160	492,031	344,970	110,162

Net Investment Income (Loss)	25,825	(711)	398,317	141,829	108,892
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,964	1,967	231,228	89,684	—
Realized Gain (Loss) on Investments	1,085,632	1,505	247,888	(57,001)	636,947

Net Realized Capital Gains (Losses) on Investments	1,170,596	3,472	479,116	32,683	636,947
Net Change in Unrealized Appreciation (Depreciation)	(1,257,957)	(7,536)	(1,421,373)	(431,086)	(1,398,798)

Net Gain (Loss) on Investment	(87,361)	(4,064)	(942,257)	(398,403)	(761,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,536)	(4,775)	(543,940)	(256,574)	(652,959)

Increase (Decrease) in Net Assets from Contract Transactions	(1,979,701)	(3,039)	49,280,775	(3,234,342)	(1,190,697)

Total Increase (Decrease) in Net Assets	(2,041,237)	(7,814)	48,736,835	(3,490,916)	(1,843,656)

Net Assets as of December 31, 2015:	$16,003,957	$74,492	$57,239,181	$24,352,852	$7,252,062

Investment Income:
Reinvested Dividends	294,688	649	1,648,446	380,557	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	235,058	838	962,071	296,247	95,691

Net Investment Income (Loss)	59,630	(189)	686,375	84,310	(95,691)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,382	2,235	—	34,796	258,701
Realized Gain (Loss) on Investments	729,369	3,490	17,050	(35,601)	596,897

Net Realized Capital Gains (Losses) on Investments	799,751	5,725	17,050	(805)	855,598
Net Change in Unrealized Appreciation (Depreciation)	755,971	3,567	(339,077)	44,580	671,053

Net Gain (Loss) on Investment	1,555,722	9,292	(322,027)	43,775	1,526,651
Net Increase (Decrease) in Net Assets Resulting from Operations	1,615,352	9,103	364,348	128,085	1,430,960

Increase (Decrease) in Net Assets from Contract Transactions	113,117	(15,206)	20,156,436	(5,521,193)	(1,151,581)

Total Increase (Decrease) in Net Assets	1,728,469	(6,103)	20,520,784	(5,393,108)	279,379

Net Assets as of December 31, 2016:	$17,732,426	$68,389	$77,759,965	$18,959,744	$7,531,441

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Acorn International Class A Shares Subaccount	Columbia Acorn USA Class A Shares Subaccount	Columbia Large Cap Growth III Class A Shares Subaccount(1)	Columbia Mid Cap Growth Class A Shares Subaccount
Net Assets as of December 31, 2014:	$694,632	$39,846,071	$21,042,047	$—	$353,619

Investment Income:
Reinvested Dividends	14,506	356,609	—	—	3,470
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,894	589,090	241,446	—	5,178

Net Investment Income (Loss)	4,612	(232,481)	(241,446)	—	(1,708)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116,419	1,416,084	2,249,958	—	56,288
Realized Gain (Loss) on Investments	29,589	139,398	117,468	—	(3,646)

Net Realized Capital Gains (Losses) on Investments	146,008	1,555,482	2,367,426	—	52,642
Net Change in Unrealized Appreciation (Depreciation)	(111,415)	(2,256,325)	(2,834,493)	—	(41,683)

Net Gain (Loss) on Investment	34,593	(700,843)	(467,067)	—	10,959
Net Increase (Decrease) in Net Assets Resulting from Operations	39,205	(933,324)	(708,513)	—	9,251

Increase (Decrease) in Net Assets from Contract Transactions	(84,031)	(3,106,986)	(14,150,761)	—	30,874

Total Increase (Decrease) in Net Assets	(44,826)	(4,040,310)	(14,859,274)	—	40,125

Net Assets as of December 31, 2015:	$649,806	$35,805,761	$6,182,773	$—	$393,744

Investment Income:
Reinvested Dividends	16,947	119,248	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,747	506,537	84,203	15,191	5,623

Net Investment Income (Loss)	7,200	(387,289)	(84,203)	(15,191)	(5,623)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,575	225,455	2,222,263	42,067	26,169
Realized Gain (Loss) on Investments	9,098	(301,437)	(1,069,927)	555	(10,748)

Net Realized Capital Gains (Losses) on Investments	28,673	(75,982)	1,152,336	42,622	15,421
Net Change in Unrealized Appreciation (Depreciation)	106	(728,723)	(477,223)	43,080	(8,373)

Net Gain (Loss) on Investment	28,779	(804,705)	675,113	85,702	7,048
Net Increase (Decrease) in Net Assets Resulting from Operations	35,979	(1,191,994)	590,910	70,511	1,425

Increase (Decrease) in Net Assets from Contract Transactions	(75,383)	(3,930,222)	(1,114,682)	5,741,259	38,617

Total Increase (Decrease) in Net Assets	(39,404)	(5,122,216)	(523,772)	5,811,770	40,042

Net Assets as of December 31, 2016:	$610,402	$30,683,545	$5,659,001	$5,811,770	$433,786

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Columbia Select Smaller-Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Smid Cap Growth Class A Shares Subaccount	Dreyfus Appreciation Investor Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount
Net Assets as of December 31, 2014:	$15,907,996	$31,990,002	$4,249,832	$23,290,486	$3,646,199

Investment Income:
Reinvested Dividends	—	231,782	—	308,466	131,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	195,382	416,420	53,877	281,690	50,894

Net Investment Income (Loss)	(195,382)	(184,638)	(53,877)	26,776	81,039
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,529,419	5,368,089	360,037	3,395,176	—
Realized Gain (Loss) on Investments	386,086	768,784	271,160	2,378,828	(28,954)

Net Realized Capital Gains (Losses) on Investments	1,915,505	6,136,873	631,197	5,774,004	(28,954)
Net Change in Unrealized Appreciation (Depreciation)	(2,348,778)	(5,408,836)	(344,833)	(6,494,554)	(158,065)

Net Gain (Loss) on Investment	(433,273)	728,037	286,364	(720,550)	(187,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	(628,655)	543,399	232,487	(693,774)	(105,980)

Increase (Decrease) in Net Assets from Contract Transactions	(1,571,694)	(5,293,095)	(1,040,792)	(8,935,891)	(471,609)

Total Increase (Decrease) in Net Assets	(2,200,349)	(4,749,696)	(808,305)	(9,629,665)	(577,589)

Net Assets as of December 31, 2015:	$13,707,647	$27,240,306	$3,441,527	$13,660,821	$3,068,610

Investment Income:
Reinvested Dividends	—	197,739	—	187,909	126,529
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169,302	357,867	43,366	195,540	46,416

Net Investment Income (Loss)	(169,302)	(160,128)	(43,366)	(7,631)	80,113
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	804,284	3,020,043	1,005,596	2,769,733	—
Realized Gain (Loss) on Investments	(13,784)	(391,552)	106,460	(212,664)	(43,691)

Net Realized Capital Gains (Losses) on Investments	790,500	2,628,491	1,112,056	2,557,069	(43,691)
Net Change in Unrealized Appreciation (Depreciation)	790,686	127,608	(1,246,375)	(1,858,843)	240,347

Net Gain (Loss) on Investment	1,581,186	2,756,099	(134,319)	698,226	196,656
Net Increase (Decrease) in Net Assets Resulting from Operations	1,411,884	2,595,971	(177,685)	690,595	276,769

Increase (Decrease) in Net Assets from Contract Transactions	(2,153,979)	(4,115,467)	(480,006)	(2,414,809)	(110,334)

Total Increase (Decrease) in Net Assets	(742,095)	(1,519,496)	(657,691)	(1,724,214)	166,435

Net Assets as of December 31, 2016:	$12,965,552	$25,720,810	$2,783,836	$11,936,607	$3,235,045

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Equity Income Class A Shares Subaccount	Federated Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount
Net Assets as of December 31, 2014:	$4,173,174	$786,394	$4,957,034	$2,305,374	$1,728,115

Investment Income:
Reinvested Dividends	58,365	16,837	—	—	6,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,177	13,468	71,840	70,533	22,693

Net Investment Income (Loss)	(4,812)	3,369	(71,840)	(70,533)	(16,549)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	339,632	7,783	652,477	189,190	—
Realized Gain (Loss) on Investments	(377,321)	19,673	239,783	663,475	50,578

Net Realized Capital Gains (Losses) on Investments	(37,689)	27,456	892,260	852,665	50,578
Net Change in Unrealized Appreciation (Depreciation)	(87,674)	(84,845)	(580,953)	(636,222)	9,314

Net Gain (Loss) on Investment	(125,363)	(57,389)	311,307	216,443	59,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,175)	(54,020)	239,467	145,910	43,343

Increase (Decrease) in Net Assets from Contract Transactions	(257,967)	72,682	(605,024)	5,341,915	(136,921)

Total Increase (Decrease) in Net Assets	(388,142)	18,662	(365,557)	5,487,825	(93,578)

Net Assets as of December 31, 2015:	$3,785,032	$805,056	$4,591,477	$7,793,199	$1,634,537

Investment Income:
Reinvested Dividends	52,446	21,026	—	—	13,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,702	14,104	63,651	93,283	18,838

Net Investment Income (Loss)	(3,256)	6,922	(63,651)	(93,283)	(5,174)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	20,388	410,052	422,934	1,035
Realized Gain (Loss) on Investments	(156,096)	1,801	47,651	287,201	49,659

Net Realized Capital Gains (Losses) on Investments	(156,096)	22,189	457,703	710,135	50,694
Net Change in Unrealized Appreciation (Depreciation)	445,126	56,835	(312,776)	(705,357)	(153,436)

Net Gain (Loss) on Investment	289,030	79,024	144,927	4,778	(102,742)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,774	85,946	81,276	(88,505)	(107,916)

Increase (Decrease) in Net Assets from Contract Transactions	(260,896)	249,114	(371,890)	(584,903)	(168,066)

Total Increase (Decrease) in Net Assets	24,878	335,060	(290,614)	(673,408)	(275,982)

Net Assets as of December 31, 2016:	$3,809,910	$1,140,116	$4,300,863	$7,119,791	$1,358,555

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Foreign Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount
Net Assets as of December 31, 2014:	$1,440,793	$109,922,954	$7,130,466	$763,343	$13,938,328

Investment Income:
Reinvested Dividends	1,436	1,492,906	94,113	—	7,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,181	1,660,220	91,181	9,893	93,526

Net Investment Income (Loss)	(14,745)	(167,314)	2,932	(9,893)	(86,480)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,467	55,596	—	34,727	75,352
Realized Gain (Loss) on Investments	91,026	850,106	332,356	13,434	1,766,947

Net Realized Capital Gains (Losses) on Investments	107,493	905,702	332,356	48,161	1,842,299
Net Change in Unrealized Appreciation (Depreciation)	(142,236)	(9,541,840)	(818,668)	(9,432)	(1,877,685)

Net Gain (Loss) on Investment	(34,743)	(8,636,138)	(486,312)	38,729	(35,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,488)	(8,803,452)	(483,380)	28,836	(121,866)

Increase (Decrease) in Net Assets from Contract Transactions	(305,342)	5,668,288	(866,607)	(67,426)	(13,167,826)

Total Increase (Decrease) in Net Assets	(354,830)	(3,135,164)	(1,349,987)	(38,590)	(13,289,692)

Net Assets as of December 31, 2015:	$1,085,963	$106,787,790	$5,780,479	$724,753	$648,636

Investment Income:
Reinvested Dividends	6,168	1,575,202	80,579	—	4,851
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,568	1,365,740	77,693	8,070	7,462

Net Investment Income (Loss)	(7,400)	209,462	2,886	(8,070)	(2,611)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,292	—	—	24,153	52,237
Realized Gain (Loss) on Investments	20,964	(816,344)	184,788	6,181	(29,908)

Net Realized Capital Gains (Losses) on Investments	23,256	(816,344)	184,788	30,334	22,329
Net Change in Unrealized Appreciation (Depreciation)	74,436	9,351,482	227,103	(22,115)	26,729

Net Gain (Loss) on Investment	97,692	8,535,138	411,891	8,219	49,058
Net Increase (Decrease) in Net Assets Resulting from Operations	90,292	8,744,600	414,777	149	46,447

Increase (Decrease) in Net Assets from Contract Transactions	(80,002)	(30,629,831)	(579,840)	(98,509)	(137,896)

Total Increase (Decrease) in Net Assets	10,290	(21,885,231)	(165,063)	(98,360)	(91,449)

Net Assets as of December 31, 2016:	$1,096,253	$84,902,559	$5,615,416	$626,393	$557,187

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Invesco Comstock Class A Shares Subaccount	Invesco Equity and Income Class A Shares Subaccount	Invesco Mid Cap Core Equity Class A Shares Subaccount	Invesco Mid Cap Growth Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount
Net Assets as of December 31, 2014:	$81,798,948	$4,515,217	$3,606,164	$2,483,390	$422,871

Investment Income:
Reinvested Dividends	819,675	85,874	1,098	—	3,329
Investment Expense:
Mortality and Expense Risk and Administrative Charges	891,687	52,660	52,601	30,284	5,603

Net Investment Income (Loss)	(72,012)	33,214	(51,503)	(30,284)	(2,274)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,781,924	96,484	180,556	149,086	42,608
Realized Gain (Loss) on Investments	9,058,571	244,488	32,594	250,662	17,362

Net Realized Capital Gains (Losses) on Investments	13,840,495	340,972	213,150	399,748	59,970
Net Change in Unrealized Appreciation (Depreciation)	(18,704,936)	(512,097)	(342,261)	(343,087)	(102,501)

Net Gain (Loss) on Investment	(4,864,441)	(171,125)	(129,111)	56,661	(42,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,936,453)	(137,911)	(180,614)	26,377	(44,805)

Increase (Decrease) in Net Assets from Contract Transactions	(20,242,348)	(823,386)	(435,678)	(526,810)	(42,870)

Total Increase (Decrease) in Net Assets	(25,178,801)	(961,297)	(616,292)	(500,433)	(87,675)

Net Assets as of December 31, 2015:	$56,620,147	$3,553,920	$2,989,872	$1,982,957	$335,196

Investment Income:
Reinvested Dividends	1,060,275	58,716	8,374	—	477
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703,110	42,316	46,365	22,500	4,367

Net Investment Income (Loss)	357,165	16,400	(37,991)	(22,500)	(3,890)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,524,493	89,401	272,730	44,225	3,334
Realized Gain (Loss) on Investments	4,723,289	119,405	(25,437)	97,989	(14)

Net Realized Capital Gains (Losses) on Investments	7,247,782	208,806	247,293	142,214	3,320
Net Change in Unrealized Appreciation (Depreciation)	(1,078,553)	168,896	82,537	(143,033)	42,570

Net Gain (Loss) on Investment	6,169,229	377,702	329,830	(819)	45,890
Net Increase (Decrease) in Net Assets Resulting from Operations	6,526,394	394,102	291,839	(23,319)	42,000

Increase (Decrease) in Net Assets from Contract Transactions	(17,319,416)	(652,096)	(360,837)	(301,236)	(70,024)

Total Increase (Decrease) in Net Assets	(10,793,022)	(257,994)	(68,998)	(324,555)	(28,024)

Net Assets as of December 31, 2016:	$45,827,125	$3,295,926	$2,920,874	$1,658,402	$307,172

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Janus Enterprise Class A Shares Subaccount	Janus Forty Class A Shares Subaccount	JPMorgan Multi-Cap Market Neutral Class A Shares Subaccount	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount
Net Assets as of December 31, 2014:	$2,720,044	$7,947,014	$485,384	$1,601,269	$1,620,222

Investment Income:
Reinvested Dividends	159,991	31,935	—	—	34,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	144,723	116,385	7,274	23,655	22,727

Net Investment Income (Loss)	15,268	(84,450)	(7,274)	(23,655)	11,532
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,393	948,462	—	121,033	103,722
Realized Gain (Loss) on Investments	505,656	(134,069)	3,552	33,410	208,110

Net Realized Capital Gains (Losses) on Investments	1,423,049	814,393	3,552	154,443	311,832
Net Change in Unrealized Appreciation (Depreciation)	(285,079)	52,939	2,109	(176,587)	(408,435)

Net Gain (Loss) on Investment	1,137,970	867,332	5,661	(22,144)	(96,603)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,153,238	782,882	(1,613)	(45,799)	(85,071)

Increase (Decrease) in Net Assets from Contract Transactions	24,200,105	(1,524,669)	(23,727)	(83,670)	(194,860)

Total Increase (Decrease) in Net Assets	25,353,343	(741,787)	(25,340)	(129,469)	(279,931)

Net Assets as of December 31, 2015:	$28,073,387	$7,205,227	$460,044	$1,471,800	$1,340,291

Investment Income:
Reinvested Dividends	—	—	—	—	32,484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	444,345	103,751	6,491	21,643	18,643

Net Investment Income (Loss)	(444,345)	(103,751)	(6,491)	(21,643)	13,841
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	607,609	403,170	—	53,728	71,089
Realized Gain (Loss) on Investments	401,369	(297,714)	6,540	513	47,752

Net Realized Capital Gains (Losses) on Investments	1,008,978	105,456	6,540	54,241	118,841
Net Change in Unrealized Appreciation (Depreciation)	2,008,149	55,232	(12,870)	62,811	52,000

Net Gain (Loss) on Investment	3,017,127	160,688	(6,330)	117,052	170,841
Net Increase (Decrease) in Net Assets Resulting from Operations	2,572,782	56,937	(12,821)	95,409	184,682

Increase (Decrease) in Net Assets from Contract Transactions	6,097,057	(616,741)	(59,201)	(90,150)	(139,368)

Total Increase (Decrease) in Net Assets	8,669,839	(559,804)	(72,022)	5,259	45,314

Net Assets as of December 31, 2016:	$36,743,226	$6,645,423	$388,022	$1,477,059	$1,385,605

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount
Net Assets as of December 31, 2014:	$17,300,860	$18,261,579	$2,242,763	$16,053,314	$16,302,476

Investment Income:
Reinvested Dividends	712,969	119,846	—	—	260,240
Investment Expense:
Mortality and Expense Risk and Administrative Charges	224,196	231,776	73,987	200,899	216,531

Net Investment Income (Loss)	488,773	(111,930)	(73,987)	(200,899)	43,709
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,119	—	314,461	395,698	—
Realized Gain (Loss) on Investments	158,707	1,234,564	731,602	1,263,234	328,528

Net Realized Capital Gains (Losses) on Investments	276,826	1,234,564	1,046,063	1,658,932	328,528
Net Change in Unrealized Appreciation (Depreciation)	(1,176,339)	(1,887,119)	(677,392)	(965,696)	(905,955)

Net Gain (Loss) on Investment	(899,513)	(652,555)	368,671	693,236	(577,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	(410,740)	(764,485)	294,684	492,337	(533,718)

Increase (Decrease) in Net Assets from Contract Transactions	(2,496,327)	(1,208,203)	5,978,058	(2,513,178)	24,263

Total Increase (Decrease) in Net Assets	(2,907,067)	(1,972,688)	6,272,742	(2,020,841)	(509,455)

Net Assets as of December 31, 2015:	$14,393,793	$16,288,891	$8,515,505	$14,032,473	$15,793,021

Investment Income:
Reinvested Dividends	663,835	90,992	—	—	202,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges	192,903	205,022	145,294	172,719	176,773

Net Investment Income (Loss)	470,932	(114,030)	(145,294)	(172,719)	25,419
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	198,850	697,480	—
Realized Gain (Loss) on Investments	6,494	1,982,295	8,204	583,546	60,448

Net Realized Capital Gains (Losses) on Investments	6,494	1,982,295	207,054	1,281,026	60,448
Net Change in Unrealized Appreciation (Depreciation)	953,663	154,265	116,568	(732,040)	(501,490)

Net Gain (Loss) on Investment	960,157	2,136,560	323,622	548,986	(441,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,431,089	2,022,530	178,328	376,267	(415,623)

Increase (Decrease) in Net Assets from Contract Transactions	(2,160,371)	(3,176,454)	3,561,339	(1,289,757)	(3,101,977)

Total Increase (Decrease) in Net Assets	(729,282)	(1,153,924)	3,739,667	(913,490)	(3,517,600)

Net Assets as of December 31, 2016:	$13,664,511	$15,134,967	$12,255,172	$13,118,983	$12,275,421

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Oppenheimer Capital Appreciation Class A Shares Subaccount	Oppenheimer Fundamental Alternatives Class A Shares Subaccount	Oppenheimer Global Class A Shares Subaccount	Oppenheimer Main Street Mid Cap® Class A Shares Subaccount	Oppenheimer Main Street® Class A Shares Subaccount
Net Assets as of December 31, 2014:	$1,214,863	$935,232	$2,875,961	$1,754,005	$2,008,458

Investment Income:
Reinvested Dividends	—	4,582	16,237	5,515	14,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,946	11,757	35,740	23,724	25,324

Net Investment Income (Loss)	(17,946)	(7,175)	(19,503)	(18,209)	(10,348)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,964	—	104,998	162,977	191,294
Realized Gain (Loss) on Investments	33,989	13,996	193,512	98,729	153,917

Net Realized Capital Gains (Losses) on Investments	162,953	13,996	298,510	261,706	345,211
Net Change in Unrealized Appreciation (Depreciation)	(123,332)	(21)	(182,953)	(375,332)	(298,215)

Net Gain (Loss) on Investment	39,621	13,975	115,557	(113,626)	46,996
Net Increase (Decrease) in Net Assets Resulting from Operations	21,675	6,800	96,054	(131,835)	36,648

Increase (Decrease) in Net Assets from Contract Transactions	(184,193)	(84,133)	(523,845)	(200,289)	(361,205)

Total Increase (Decrease) in Net Assets	(162,518)	(77,333)	(427,791)	(332,124)	(324,557)

Net Assets as of December 31, 2015:	$1,052,345	$857,899	$2,448,170	$1,421,881	$1,683,901

Investment Income:
Reinvested Dividends	724	1,966	13,896	11,684	20,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,405	10,585	27,293	20,409	24,679

Net Investment Income (Loss)	(13,681)	(8,619)	(13,397)	(8,725)	(4,527)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,532	—	—	28,958	35,199
Realized Gain (Loss) on Investments	(76,136)	10,792	88,220	14,845	93,546

Net Realized Capital Gains (Losses) on Investments	(37,604)	10,792	88,220	43,803	128,745
Net Change in Unrealized Appreciation (Depreciation)	11,291	(2,478)	(123,832)	122,988	40,488

Net Gain (Loss) on Investment	(26,313)	8,314	(35,612)	166,791	169,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,994)	(305)	(49,009)	158,066	164,706

Increase (Decrease) in Net Assets from Contract Transactions	(38,944)	(92,421)	(374,918)	(235,131)	65,449

Total Increase (Decrease) in Net Assets	(78,938)	(92,726)	(423,927)	(77,065)	230,155

Net Assets as of December 31, 2016:	$973,407	$765,173	$2,024,243	$1,344,816	$1,914,056

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount
Net Assets as of December 31, 2014:	$11,755,821	$66,806,304	$44,947,971	$212,157,448	$1,074,624

Investment Income:
Reinvested Dividends	550,047	1,341,647	269,929	4,103,715	8,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	175,142	950,322	642,832	2,488,396	15,530

Net Investment Income (Loss)	374,905	391,325	(372,903)	1,615,319	(6,980)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	4,553,441	116,187
Realized Gain (Loss) on Investments	(1,438,148)	(591,379)	(784,819)	(4,389,067)	(35,535)

Net Realized Capital Gains (Losses) on Investments	(1,438,148)	(591,379)	(784,819)	164,374	80,652
Net Change in Unrealized Appreciation (Depreciation)	(2,404,070)	(539,886)	(770,825)	(3,524,261)	(94,478)

Net Gain (Loss) on Investment	(3,842,218)	(1,131,265)	(1,555,644)	(3,359,887)	(13,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,467,313)	(739,940)	(1,928,547)	(1,744,568)	(20,806)

Increase (Decrease) in Net Assets from Contract Transactions	2,367,735	(7,785,756)	(3,804,212)	(77,034,031)	(72,218)

Total Increase (Decrease) in Net Assets	(1,099,578)	(8,525,696)	(5,732,759)	(78,778,599)	(93,024)

Net Assets as of December 31, 2015:	$10,656,243	$58,280,608	$39,215,212	$133,378,849	$981,600

Investment Income:
Reinvested Dividends	63,674	928,217	260,922	3,029,263	10,147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,150	839,864	570,089	1,683,416	14,214

Net Investment Income (Loss)	(92,476)	88,353	(309,167)	1,345,847	(4,067)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	152,557
Realized Gain (Loss) on Investments	(2,764,534)	(428,654)	(570,847)	(3,562,674)	(92,200)

Net Realized Capital Gains (Losses) on Investments	(2,764,534)	(428,654)	(570,847)	(3,562,674)	60,357
Net Change in Unrealized Appreciation (Depreciation)	4,139,780	368,302	2,075,421	3,748,188	14,086

Net Gain (Loss) on Investment	1,375,246	(60,352)	1,504,574	185,514	74,443
Net Increase (Decrease) in Net Assets Resulting from Operations	1,282,770	28,001	1,195,407	1,531,361	70,376

Increase (Decrease) in Net Assets from Contract Transactions	(1,481,520)	(4,191,156)	(4,144,511)	(33,947,737)	(111,809)

Total Increase (Decrease) in Net Assets	(198,750)	(4,163,155)	(2,949,104)	(32,416,376)	(41,433)

Net Assets as of December 31, 2016:	$10,457,493	$54,117,453	$36,266,108	$100,962,473	$940,167

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Pioneer Emerging Markets Class A Shares Subaccount	Pioneer High Yield Class A Shares Subaccount	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam Fund for Growth and Income Class A Shares Subaccount
Net Assets as of December 31, 2014:	$4,786,397	$3,307,152	$3,350,691	$387,219	$662,684

Investment Income:
Reinvested Dividends	129,633	152,539	59,168	—	10,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,201	48,563	47,249	7,005	9,318

Net Investment Income (Loss)	62,432	103,976	11,919	(7,005)	1,039
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,607	20,546	341,950	34,749	—
Realized Gain (Loss) on Investments	(383,847)	(39,731)	192,850	9,360	7,493

Net Realized Capital Gains (Losses) on Investments	(305,240)	(19,185)	534,800	44,109	7,493
Net Change in Unrealized Appreciation (Depreciation)	(568,247)	(267,535)	(451,250)	(43,163)	(71,790)

Net Gain (Loss) on Investment	(873,487)	(286,720)	83,550	946	(64,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	(811,055)	(182,744)	95,469	(6,059)	(63,258)

Increase (Decrease) in Net Assets from Contract Transactions	(166,057)	(317,095)	(454,688)	39,644	73,426

Total Increase (Decrease) in Net Assets	(977,112)	(499,839)	(359,219)	33,585	10,168

Net Assets as of December 31, 2015:	$3,809,285	$2,807,313	$2,991,472	$420,804	$672,852

Investment Income:
Reinvested Dividends	—	142,068	91,494	—	11,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,518	42,136	44,767	4,960	8,420

Net Investment Income (Loss)	(58,518)	99,932	46,727	(4,960)	2,933
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	199,838	5,086	—
Realized Gain (Loss) on Investments	(464,704)	(79,954)	99,375	12,553	31,785

Net Realized Capital Gains (Losses) on Investments	(464,704)	(79,954)	299,213	17,639	31,785
Net Change in Unrealized Appreciation (Depreciation)	729,664	305,610	(223,409)	(15,527)	47,478

Net Gain (Loss) on Investment	264,960	225,656	75,804	2,112	79,263
Net Increase (Decrease) in Net Assets Resulting from Operations	206,442	325,588	122,531	(2,848)	82,196

Increase (Decrease) in Net Assets from Contract Transactions	98,380	(393,800)	64,750	(113,164)	(102,329)

Total Increase (Decrease) in Net Assets	304,822	(68,212)	187,281	(116,012)	(20,133)

Net Assets as of December 31, 2016:	$4,114,107	$2,739,101	$3,178,753	$304,792	$652,719

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Putnam Growth Opportunities Class A Shares Subaccount(1)	Putnam International Equity Class A Shares Subaccount	Ready Assets Government Liquidity Subaccount	TA Dividend Focused Class A Shares Subaccount	TA Flexible Income Class A Shares Subaccount
Net Assets as of December 31, 2014:	$—	$1,785,498	$7,900,404	$64,897,571	$1,107,902

Investment Income:
Reinvested Dividends	—	43,523	2	771,172	33,897
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	23,874	106,563	640,942	15,297

Net Investment Income (Loss)	—	19,649	(106,561)	130,230	18,600
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	253	6,062,189	—
Realized Gain (Loss) on Investments	—	47,810	—	(311,098)	1,297

Net Realized Capital Gains (Losses) on Investments	—	47,810	253	5,751,091	1,297
Net Change in Unrealized Appreciation (Depreciation)	—	(85,633)	—	(8,290,752)	(40,810)

Net Gain (Loss) on Investment	—	(37,823)	253	(2,539,661)	(39,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(18,174)	(106,308)	(2,409,431)	(20,913)

Increase (Decrease) in Net Assets from Contract Transactions	—	(170,475)	(387,418)	(21,804,095)	(140,393)

Total Increase (Decrease) in Net Assets	—	(188,649)	(493,726)	(24,213,526)	(161,306)

Net Assets as of December 31, 2015:	$—	$1,596,849	$7,406,678	$40,684,045	$946,596

Investment Income:
Reinvested Dividends	124	286,305	2	1,215,555	37,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,734	113,803	109,747	759,429	14,838

Net Investment Income (Loss)	(3,610)	172,502	(109,745)	456,126	22,474
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	85	9,150,430	—
Realized Gain (Loss) on Investments	20	169,629	—	(1,462,505)	(1,036)

Net Realized Capital Gains (Losses) on Investments	20	169,629	85	7,687,925	(1,036)
Net Change in Unrealized Appreciation (Depreciation)	15,087	(161,545)	—	(783,598)	18,985

Net Gain (Loss) on Investment	15,107	8,084	85	6,904,327	17,949
Net Increase (Decrease) in Net Assets Resulting from Operations	11,497	180,586	(109,660)	7,360,453	40,423

Increase (Decrease) in Net Assets from Contract Transactions	1,503,549	8,043,197	(10,677)	24,593,973	55,748

Total Increase (Decrease) in Net Assets	1,515,046	8,223,783	(120,337)	31,954,426	96,171

Net Assets as of December 31, 2016:	$1,515,046	$9,820,632	$7,286,341	$72,638,471	$1,042,767

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Multi-Cap Growth Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount	TA US Growth Class A Shares Subaccount
Net Assets as of December 31, 2014:	$30,780,518	$49,923,505	$52,848,687

Investment Income:
Reinvested Dividends	—	43,721	2,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	379,244	683,306	731,088

Net Investment Income (Loss)	(379,244)	(639,585)	(728,960)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,135,650	3,620,292	1,096,953
Realized Gain (Loss) on Investments	(709,614)	429,805	2,450,120

Net Realized Capital Gains (Losses) on Investments	426,036	4,050,097	3,547,073
Net Change in Unrealized Appreciation (Depreciation)	(2,633,623)	(5,356,238)	(556,877)

Net Gain (Loss) on Investment	(2,207,587)	(1,306,141)	2,990,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,586,831)	(1,945,726)	2,261,236

Increase (Decrease) in Net Assets from Contract Transactions	(15,761,301)	(6,188,530)	(11,152,227)

Total Increase (Decrease) in Net Assets	(18,348,132)	(8,134,256)	(8,890,991)

Net Assets as of December 31, 2015:	$12,432,386	$41,789,249	$43,957,696

Investment Income:
Reinvested Dividends	—	336,703	27,769
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,467	605,645	626,006

Net Investment Income (Loss)	(134,467)	(268,942)	(598,237)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	246,002	2,073,269	879,126
Realized Gain (Loss) on Investments	(3,438,649)	(71,517)	1,125,951

Net Realized Capital Gains (Losses) on Investments	(3,192,647)	2,001,752	2,005,077
Net Change in Unrealized Appreciation (Depreciation)	1,761,930	5,361,412	(1,101,274)

Net Gain (Loss) on Investment	(1,430,717)	7,363,164	903,803
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,565,184)	7,094,222	305,566

Increase (Decrease) in Net Assets from Contract Transactions	(9,598,440)	(5,945,976)	(3,782,015)

Total Increase (Decrease) in Net Assets	(11,163,624)	1,148,246	(3,476,449)

Net Assets as of December 31, 2016:	$1,268,762	$42,937,495	$40,481,247

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TALIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TALIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
Allianz Funds	Allianz Funds
AllianzGI NFJ Dividend Value Class A Shares	AllianzGI NFJ Dividend Value Fund Class A Shares
AllianzGI NFJ Mid-Cap Value Class A Shares	AllianzGI NFJ Mid-Cap Value Fund Class A Shares
AllianzGI NFJ Small-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Fund Class A Shares
American Century Capital Portfolios, Inc.	American Century Capital Portfolios, Inc.
American Century Equity Income A Class	American Century Equity Income Fund A Class
American Century Mutual Funds, Inc.	American Century Mutual Funds, Inc.
American Century Ultra® A Class	American Century Ultra® Fund A Class
American Funds	American Funds
American Funds - Bond Fund of America Class F -1 Shares	American Funds - Bond Fund of America Fund® Class F -1 Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund® Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund® Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund® Class F -1 Shares
American Funds - The Bond Fund of America Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund® Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund® Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund® Class A Shares
The Managers Fund	The Managers Fund
AMG Managers Cadence Capital Appreciation Class N Shares	AMG Managers Cadence Capital Appreciation Fund Class N Shares

25

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Basic Value Investor A Shares	BlackRock Basic Value Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock Global Opportunities Investor A Shares	BlackRock Global Opportunities Portfolio Investor A Shares
BlackRock Global SmallCap Investor A Shares	BlackRock Global SmallCap Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock International Index Investor A Shares	BlackRock International Index Fund Investor A Shares
BlackRock Large Cap Core Investor A Shares	BlackRock Large Cap Core Fund Investor A Shares
BlackRock Large Cap Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Value Investor A Shares	BlackRock Large Cap Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock S&P 500 Index Investor A Shares	BlackRock S&P 500 Index Fund Investor A Shares
BlackRock Small Cap Index Investor A Shares	BlackRock U.S. Government Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Portfolio Investor A Shares
BlackRock Value Opportunities Investor A Shares	BlackRock Value Opportunities Fund Investor A Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Acorn Trust	Columbia Acorn Trust
Columbia Acorn International Class A Shares	Columbia Acorn International Class A Shares
Columbia Acorn USA Class A Shares	Columbia Acorn USA Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth III Class A Shares	Columbia Large Cap Growth Fund III Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Smaller-Cap Value Class A Shares	Columbia Select Smaller-Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Investor Shares	Dreyfus Appreciation Investor Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Equity Income Class A Shares	Federated Equity Income Fund Class A Shares
Federated Kaufmann Class A Shares	Federated Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares

26

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Foreign Class A Shares	Franklin Templeton Foreign Fund Class A Shares
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Mid Cap Core Equity Class A Shares	Invesco Mid Cap Core Equity Fund Class A Shares
Invesco Mid Cap Growth Class A Shares	Invesco Mid Cap Growth Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Enterprise Class A Shares	Janus Enterprise Fund Class A Shares
Janus Forty Class A Shares	Janus Forty Fund Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Multi-Cap Market Neutral Class A Shares	JPMorgan Multi-Cap Market Neutral Fund Class A Shares
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
Oppenheimer Funds, Inc.	Oppenheimer Funds, Inc.
Oppenheimer Capital Appreciation Class A Shares	Oppenheimer Capital Appreciation Fund Class A Shares
Oppenheimer Fundamental Alternatives Class A Shares	Oppenheimer Fundamental Alternatives Fund Class A Shares
Oppenheimer Global Class A Shares	Oppenheimer Global Fund Class A Shares
Oppenheimer Main Street Mid Cap® Class A Shares	Oppenheimer Main Street Mid Cap® Fund Class A Shares
Oppenheimer Main Street® Class A Shares	Oppenheimer Main Street® Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer Emerging Markets Class A Shares	Pioneer Emerging Markets Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares

27

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Pioneer Funds	Pioneer Funds
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Fund for Growth and Income Class A Shares	Putnam Fund for Growth and Income Class A Shares
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Government Liquidity	Ready Assets Government Liquidity Fund
Transamerica Funds	Transamerica Funds
TA Dividend Focused Class A Shares	Transamerica Dividend Focused VP Class A Shares
TA Flexible Income Class A Shares	Transamerica Flexible Income VP Class A Shares
TA Multi-Cap Growth Class A Shares	Transamerica Multi-Cap Growth VP Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value VP Class A Shares
TA US Growth Class A Shares	Transamerica US Growth VP Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Columbia Large Cap Growth III Class A Shares	October 28, 2016
Putnam Growth Opportunities Class A Shares	October 21, 2016
TA Dividend Focused Class A Shares	February 5, 2014
Invesco American Franchise Fund Class A Shares	September 13, 2013
BlackRock S&P 500 Index Investor A Shares	April 19, 2013
Federated Equity Income Class A Shares	April 19, 2013
TA US Growth Class A Shares	February 10, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
Ready Assets Government Liquidity	Ready Assets Prime Money
TA Multi-Cap Growth Class A Shares	TA Growth Opportunities Class A Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Columbia Large Cap Growth III Class A Shares	Columbia Large Cap Growth V Class A Shares
Putnam Growth Opportunities Class A Shares	Putnam Voyager Class A Shares

28

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

29

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$863,030	$2,438,739
AB Growth and Income Class A Shares	4,000,773	1,341,360
AB International Value Class A Shares	317,997	554,437
AB Large Cap Growth Class A Shares	545,236	642,482
AB Value Class A Shares	55,571	127,536
AllianzGI NFJ Dividend Value Class A Shares	726,630	1,000,965
AllianzGI NFJ Mid-Cap Value Class A Shares	43,564	432,146
AllianzGI NFJ Small-Cap Value Class A Shares	337,003	837,958
American Century Equity Income A Class	894,616	1,449,012
American Century Ultra® A Class	2,266	8,532
American Funds - Bond Fund of America Class F -1 Shares	576,542	973,931
American Funds - EuroPacific Growth Fund® Class F -1 Shares	773,439	1,395,871
American Funds - Growth Fund of America® Class F -1 Shares	1,512,272	3,202,793
American Funds - Income Fund of America® Class F -1 Shares	321,705	842,965
American Funds - Investment Company of America® Class F -1 Shares	494,967	1,188,450
American Funds - The Bond Fund of America Class A Shares	255,651	1,498,156
American Funds - The Growth Fund of America® Class A Shares	2,857,773	8,744,052
American Funds - The Income Fund of America® Class A Shares	691,295	3,547,176
American Funds - The Investment Company of America Class A Shares	1,933,344	5,507,343
AMG Managers Cadence Capital Appreciation Class N Shares	600	3,802
BlackRock Basic Value Investor A Shares	1,923,620	21,149,286
BlackRock Capital Appreciation Investor A Shares	4,735,750	11,953,450
BlackRock Global Allocation Investor A Shares	5,820,184	17,692,443
BlackRock Global Opportunities Investor A Shares	110,056	314,369
BlackRock Global SmallCap Investor A Shares	36,664	91,293
BlackRock High Yield Bond Investor A Shares	2,022,926	4,339,571
BlackRock International Investor A Shares	384,250	483,507
BlackRock International Index Investor A Shares	88,373	122,532
BlackRock Large Cap Core Investor A Shares	676,934	947,391
BlackRock Large Cap Growth Investor A Shares	906,861	1,417,268
BlackRock Large Cap Value Investor A Shares	285,695	819,037
BlackRock Low Duration Bond Investor A Shares	1,419	6,997
BlackRock S&P 500 Index Investor A Shares	3,146,937	2,903,807
BlackRock Small Cap Index Investor A Shares	2,885	16,044
BlackRock Total Return Investor A Shares	30,882,080	10,039,240
BlackRock U.S. Government Bond Investor A Shares	2,213,318	7,615,388

30

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
BlackRock Value Opportunities Investor A Shares	$514,308	$1,502,876
Cohen & Steers Real Estate Securities Class A Shares	213,276	261,885
Columbia Acorn International Class A Shares	1,821,725	5,913,777
Columbia Acorn USA Class A Shares	2,652,456	1,629,080
Columbia Large Cap Growth III Class A Shares	5,907,934	139,799
Columbia Mid Cap Growth Class A Shares	195,104	135,939
Columbia Select Smaller-Cap Value Class A Shares	1,216,984	2,735,981
Davis New York Venture Class A Shares	4,137,265	5,392,828
Delaware Smid Cap Growth Class A Shares	1,197,200	714,979
Dreyfus Appreciation Investor Shares	3,800,696	3,453,405
Eaton Vance Floating-Rate Class A Shares	826,482	856,611
Eaton Vance Large-Cap Value Class A Shares	543,655	807,806
Federated Equity Income Class A Shares	374,965	98,524
Federated Kaufmann Class A Shares	943,088	968,576
Fidelity Advisor® Equity Growth Class A Shares	887,623	1,142,881
Fidelity Advisor® Overseas Class A Shares	14,700	186,905
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	8,846	93,956
Franklin Templeton Foreign Class A Shares	3,599,575	34,019,952
Franklin Templeton Growth Class A Shares	342,338	919,297
Invesco American Franchise Fund Class A Shares	54,199	136,625
Invesco Charter Class A Shares	67,166	155,437
Invesco Comstock Class A Shares	5,111,130	19,548,897
Invesco Equity and Income Class A Shares	159,641	705,944
Invesco Mid Cap Core Equity Class A Shares	466,402	592,501
Invesco Mid Cap Growth Class A Shares	76,512	356,025
Invesco Value Opportunities Class A Shares	15,613	86,193
Janus Enterprise Class A Shares	11,243,520	4,983,201
Janus Forty Class A Shares	1,547,608	1,864,929
JPMorgan Multi-Cap Market Neutral Class A Shares	147,988	213,683
JPMorgan Small Cap Growth Class A Shares	347,972	406,036
Lord Abbett Affiliated Class A Shares	370,757	425,195
Lord Abbett Bond-Debenture Class A Shares	1,328,718	3,018,207
Lord Abbett Mid Cap Stock Class A Shares	1,664,665	4,955,150
MFS® Growth Class A Shares	5,014,714	1,399,821
MFS® Mid Cap Growth Class A Shares	1,134,112	1,899,105
MFS® Research International Class A Shares	1,231,576	4,308,138

31

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
Oppenheimer Capital Appreciation Class A Shares	$342,235	$356,329
Oppenheimer Fundamental Alternatives Class A Shares	22,832	123,873
Oppenheimer Global Class A Shares	101,888	490,204
Oppenheimer Main Street Mid Cap® Class A Shares	423,827	638,723
Oppenheimer Main Street® Class A Shares	454,457	358,332
PIMCO CommodityRealReturn Strategy Class A Shares	882,314	2,456,314
PIMCO Low Duration Class A Shares	3,668,186	7,771,160
PIMCO Real Return Class A Shares	2,280,090	6,733,758
PIMCO Total Return Class A Shares	8,419,149	41,020,717
Pioneer Class A Shares	693,536	656,860
Pioneer Emerging Markets Class A Shares	775,075	735,216
Pioneer High Yield Class A Shares	278,926	572,766
Pioneer Real Estate Shares Class A Shares	1,108,851	797,533
Pioneer Select Mid Cap Growth Class A Shares	86,174	199,213
Putnam Fund for Growth and Income Class A Shares	34,364	133,761
Putnam Growth Opportunities Class A Shares	1,524,734	24,795
Putnam International Equity Class A Shares	12,843,675	4,627,977
Ready Assets Government Liquidity	6,094,982	6,215,318
TA Dividend Focused Class A Shares	42,382,721	8,182,194
TA Flexible Income Class A Shares	328,387	250,165
TA Multi-Cap Growth Class A Shares	2,163,816	11,650,727
TA Small/Mid Cap Value Class A Shares	2,874,135	7,015,775
TA US Growth Class A Shares	2,341,053	5,842,127

32

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	35,198	(107,826)	(72,628)	10,721	(23,394)	(12,673)
AB Growth and Income Class A Shares	140,295	(48,122)	92,173	6,387	(16,064)	(9,677)
AB International Value Class A Shares	52,905	(87,809)	(34,904)	23,638	(66,613)	(42,975)
AB Large Cap Growth Class A Shares	16,220	(20,579)	(4,359)	8,444	(20,142)	(11,698)
AB Value Class A Shares	3,451	(8,689)	(5,238)	903	(2,742)	(1,839)
AllianzGI NFJ Dividend Value Class A Shares	36,909	(79,369)	(42,460)	81,343	(143,815)	(62,472)
AllianzGI NFJ Mid-Cap Value Class A Shares	287	(11,992)	(11,705)	3,831	(22,309)	(18,478)
AllianzGI NFJ Small-Cap Value Class A Shares	2,962	(26,226)	(23,264)	1,518	(59,526)	(58,008)
American Century Equity Income A Class	17,685	(51,278)	(33,593)	36,783	(81,335)	(44,552)
American Century Ultra® A Class	—	(433)	(433)	—	(155)	(155)
American Funds—Bond Fund of America Class F -1 Shares	41,907	(74,232)	(32,325)	53,096	(113,362)	(60,266)
American Funds—EuroPacific Growth Fund® Class F -1 Shares	40,181	(74,165)	(33,984)	54,962	(105,267)	(50,305)
American Funds—Growth Fund of America® Class F -1 Shares	33,214	(140,536)	(107,322)	52,981	(202,019)	(149,038)
American Funds—Income Fund of America® Class F -1 Shares	8,387	(42,286)	(33,899)	4,822	(62,900)	(58,078)
American Funds—Investment Company of America® Class F -1 Shares	7,493	(57,086)	(49,593)	3,343	(87,052)	(83,709)
American Funds—The Bond Fund of America Class A Shares	7,183	(89,139)	(81,956)	119	(143,983)	(143,864)
American Funds—The Growth Fund of America® Class A Shares	9,687	(267,321)	(257,634)	8,564	(338,520)	(329,956)
American Funds—The Income Fund of America® Class A Shares	7,036	(129,780)	(122,744)	—	(171,800)	(171,800)
American Funds—The Investment Company of America Class A Shares	19,648	(192,518)	(172,870)	28,464	(297,842)	(269,378)
AMG Managers Cadence Capital Appreciation Class N Shares	34	(239)	(205)	—	(372)	(372)
BlackRock Basic Value Investor A Shares	41,638	(1,011,057)	(969,419)	2,140,643	(358,535)	1,782,108
BlackRock Capital Appreciation Investor A Shares	157,601	(535,881)	(378,280)	104,546	(808,347)	(703,801)
BlackRock Global Allocation Investor A Shares	178,608	(756,060)	(577,452)	159,685	(955,076)	(795,391)
BlackRock Global Opportunities Investor A Shares	5,632	(21,156)	(15,524)	17,519	(25,427)	(7,908)
BlackRock Global SmallCap Investor A Shares	1,552	(4,215)	(2,663)	—	(9,737)	(9,737)
BlackRock High Yield Bond Investor A Shares	52,175	(315,335)	(263,160)	195,836	(347,635)	(151,799)
BlackRock International Investor A Shares	34,056	(43,086)	(9,030)	14,994	(29,077)	(14,083)

33

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock International Index Investor A Shares	6,246	(9,096)	(2,850)	—	(1,155)	(1,155)
BlackRock Large Cap Core Investor A Shares	15,318	(48,030)	(32,712)	16,292	(35,737)	(19,445)
BlackRock Large Cap Growth Investor A Shares	30,571	(67,040)	(36,469)	60,409	(103,448)	(43,039)
BlackRock Large Cap Value Investor A Shares	15,911	(46,103)	(30,192)	12,187	(50,138)	(37,951)
BlackRock Low Duration Bond Investor A Shares	—	(546)	(546)	—	(577)	(577)
BlackRock S&P 500 Index Investor A Shares	204,487	(195,554)	8,933	206,588	(355,194)	(148,606)
BlackRock Small Cap Index Investor A Shares	—	(952)	(952)	—	(154)	(154)
BlackRock Total Return Investor A Shares	2,083,127	(666,136)	1,416,991	4,297,221	(628,374)	3,668,847
BlackRock U.S. Government Bond Investor A Shares	173,814	(694,801)	(520,987)	178,199	(488,619)	(310,420)
BlackRock Value Opportunities Investor A Shares	14,259	(57,997)	(43,738)	10,025	(56,283)	(46,258)
Cohen & Steers Real Estate Securities Class A Shares	7,988	(11,461)	(3,473)	3,392	(7,389)	(3,997)
Columbia Acorn International Class A Shares	131,094	(458,873)	(327,779)	258,086	(496,771)	(238,685)
Columbia Acorn USA Class A Shares	24,097	(80,664)	(56,567)	25,074	(763,714)	(738,640)
Columbia Large Cap Growth III Class A Shares	590,104	(12,755)	577,349	—	—	—
Columbia Mid Cap Growth Class A Shares	12,749	(9,908)	2,841	9,366	(7,332)	2,034
Columbia Select Smaller-Cap Value Class A Shares	13,055	(75,590)	(62,535)	30,974	(72,508)	(41,534)
Davis New York Venture Class A Shares	50,228	(249,083)	(198,855)	88,404	(344,328)	(255,924)
Delaware Smid Cap Growth Class A Shares	10,133	(35,281)	(25,148)	444	(53,971)	(53,527)
Dreyfus Appreciation Investor Shares	49,789	(191,415)	(141,626)	90,477	(609,990)	(519,513)
Eaton Vance Floating-Rate Class A Shares	55,233	(64,312)	(9,079)	36,068	(73,668)	(37,600)
Eaton Vance Large-Cap Value Class A Shares	38,912	(59,063)	(20,151)	107,054	(129,095)	(22,041)
Federated Equity Income Class A Shares	28,495	(7,069)	21,426	19,792	(13,592)	6,200
Federated Kaufmann Class A Shares	26,439	(42,673)	(16,234)	20,022	(46,872)	(26,850)
Fidelity Advisor® Equity Growth Class A Shares	18,802	(41,998)	(23,196)	261,187	(54,649)	206,538
Fidelity Advisor® Overseas Class A Shares	—	(7,818)	(7,818)	—	(5,883)	(5,883)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	15	(2,874)	(2,859)	353	(10,567)	(10,214)
Franklin Templeton Foreign Class A Shares	143,397	(1,966,158)	(1,822,761)	1,430,988	(954,672)	476,316

34

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Templeton Growth Class A Shares	19,251	(49,899)	(30,648)	17,278	(68,949)	(51,671)
Invesco American Franchise Fund Class A Shares	2,399	(10,556)	(8,157)	5,032	(10,266)	(5,234)
Invesco Charter Class A Shares	626	(9,351)	(8,725)	32,615	(811,603)	(778,988)
Invesco Comstock Class A Shares	86,702	(977,974)	(891,272)	319,440	(1,445,721)	(1,126,281)
Invesco Equity and Income Class A Shares	484	(27,826)	(27,342)	9,969	(43,739)	(33,770)
Invesco Mid Cap Core Equity Class A Shares	11,117	(31,253)	(20,136)	16,713	(40,489)	(23,776)
Invesco Mid Cap Growth Class A Shares	1,977	(20,177)	(18,200)	6,299	(35,494)	(29,195)
Invesco Value Opportunities Class A Shares	9,988	(65,228)	(55,240)	14,870	(44,725)	(29,855)
Janus Enterprise Class A Shares	384,428	(173,089)	211,339	1,077,439	(72,746)	1,004,693
Janus Forty Class A Shares	64,131	(96,117)	(31,986)	56,285	(139,824)	(83,539)
JPMorgan Multi-Cap Market Neutral Class A Shares	16,939	(23,716)	(6,777)	10,094	(12,745)	(2,651)
JPMorgan Small Cap Growth Class A Shares	18,739	(23,839)	(5,100)	17,854	(22,451)	(4,597)
Lord Abbett Affiliated Class A Shares	16,650	(25,891)	(9,241)	34,196	(46,714)	(12,518)
Lord Abbett Bond-Debenture Class A Shares	35,664	(140,726)	(105,062)	51,600	(170,286)	(118,686)
Lord Abbett Mid Cap Stock Class A Shares	60,996	(191,628)	(130,632)	62,511	(115,135)	(52,624)
MFS® Growth Class A Shares	266,428	(68,977)	197,451	446,557	(112,394)	334,163
MFS® Mid Cap Growth Class A Shares	17,827	(70,081)	(52,254)	43,740	(143,948)	(100,208)
MFS® Research International Class A Shares	48,867	(195,447)	(146,580)	112,230	(111,040)	1,190
Oppenheimer Capital Appreciation Class A Shares	18,946	(21,439)	(2,493)	4,542	(15,513)	(10,971)
Oppenheimer Fundamental Alternatives Class A Shares	1,272	(6,853)	(5,581)	3,902	(8,923)	(5,021)
Oppenheimer Global Class A Shares	3,249	(16,917)	(13,668)	3,751	(20,843)	(17,092)
Oppenheimer Main Street Mid Cap® Class A Shares	18,323	(29,504)	(11,181)	6,929	(16,136)	(9,207)
Oppenheimer Main Street® Class A Shares	20,516	(16,030)	4,486	633	(16,288)	(15,655)
PIMCO CommodityRealReturn Strategy Class A Shares	138,873	(380,852)	(241,979)	621,376	(247,108)	374,268
PIMCO Low Duration Class A Shares	239,776	(600,119)	(360,343)	394,503	(1,058,736)	(664,233)
PIMCO Real Return Class A Shares	155,100	(471,304)	(316,204)	286,976	(574,796)	(287,820)
PIMCO Total Return Class A Shares	356,988	(2,537,308)	(2,180,320)	447,587	(5,489,348)	(5,041,761)

35

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Pioneer Class A Shares	29,890	(36,208)	(6,318)	31,296	(35,422)	(4,126)
Pioneer Emerging Markets Class A Shares	103,075	(90,704)	12,371	88,024	(105,498)	(17,474)
Pioneer High Yield Class A Shares	8,616	(32,842)	(24,226)	17,428	(36,336)	(18,908)
Pioneer Real Estate Shares Class A Shares	47,172	(43,912)	3,260	28,416	(55,923)	(27,507)
Pioneer Select Mid Cap Growth Class A Shares	3,938	(9,871)	(5,933)	8,171	(6,515)	1,656
Putnam Fund for Growth and Income Class A Shares	962	(5,610)	(4,648)	4,268	(984)	3,284
Putnam Growth Opportunities Class A Shares	152,450	(2,129)	150,321	—	—	—
Putnam International Equity Class A Shares	676,836	(235,323)	441,513	5,919	(14,505)	(8,586)
Ready Assets Government Liquidity	624,144	(626,013)	(1,869)	840,943	(879,329)	(38,386)
TA Dividend Focused Class A Shares	2,819,927	(650,962)	2,168,965	377,264	(2,342,431)	(1,965,167)
TA Flexible Income Class A Shares	220,385	(178,152)	42,233	59,687	(165,930)	(106,243)
TA Multi-Cap Growth Class A Shares	156,377	(942,759)	(786,382)	66,023	(1,221,408)	(1,155,385)
TA Small/Mid Cap Value Class A Shares	28,635	(381,150)	(352,515)	196,238	(556,144)	(359,906)
TA US Growth Class A Shares	97,910	(354,842)	(256,932)	94,343	(861,523)	(767,180)

36

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$746,227	$(2,380,695)	$(1,634,468)	$236,955	$(526,939)	$(289,984)
AB Growth and Income Class A Shares	3,584,922	(1,275,002)	2,309,920	163,561	(416,282)	(252,721)
AB International Value Class A Shares	318,001	(530,366)	(212,365)	146,310	(443,643)	(297,333)
AB Large Cap Growth Class A Shares	475,135	(608,120)	(132,985)	256,295	(602,721)	(346,426)
AB Value Class A Shares	47,756	(117,735)	(69,979)	12,814	(38,714)	(25,900)
AllianzGI NFJ Dividend Value Class A Shares	434,836	(932,243)	(497,407)	949,768	(1,710,280)	(760,512)
AllianzGI NFJ Mid-Cap Value Class A Shares	9,808	(399,055)	(389,247)	132,543	(745,700)	(613,157)
AllianzGI NFJ Small-Cap Value Class A Shares	93,861	(756,144)	(662,283)	44,656	(1,765,819)	(1,721,163)
American Century Equity Income A Class	446,374	(1,374,294)	(927,920)	883,853	(1,948,101)	(1,064,248)
American Century Ultra® A Class	—	(7,803)	(7,803)	—	(2,863)	(2,863)
American Funds—Bond Fund of America Class F -1 Shares	521,102	(923,934)	(402,832)	651,464	(1,396,557)	(745,093)
American Funds—EuroPacific Growth Fund® Class F -1 Shares	726,288	(1,333,414)	(607,126)	1,054,206	(2,006,876)	(952,670)
American Funds—Growth Fund of America® Class F -1 Shares	714,938	(3,014,236)	(2,299,298)	1,110,078	(4,264,775)	(3,154,697)
American Funds—Income Fund of America® Class F -1 Shares	153,008	(763,704)	(610,696)	83,857	(1,119,946)	(1,036,089)
American Funds—Investment Company of America® Class F -1 Shares	146,210	(1,092,892)	(946,682)	60,916	(1,627,205)	(1,566,289)
American Funds—The Bond Fund of America Class A Shares	111,494	(1,386,913)	(1,275,419)	1,804	(2,193,855)	(2,192,051)
American Funds—The Growth Fund of America® Class A Shares	305,025	(8,197,619)	(7,892,594)	260,586	(10,260,295)	(9,999,709)
American Funds—The Income Fund of America® Class A Shares	176,717	(3,336,310)	(3,159,593)	—	(4,324,779)	(4,324,779)
American Funds—The Investment Company of America Class A Shares	507,804	(5,160,283)	(4,652,479)	748,694	(7,737,477)	(6,988,783)
AMG Managers Cadence Capital Appreciation Class N Shares	423	(3,193)	(2,770)	—	(4,936)	(4,936)

37

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Basic Value Investor A Shares	$855,463	$(20,570,492)	$(19,715,029)	$39,175,884	$(7,265,083)	$31,910,801
BlackRock Capital Appreciation Investor A Shares	3,069,757	(11,319,613)	(8,249,856)	2,109,726	(17,013,099)	(14,903,373)
BlackRock Global Allocation Investor A Shares	3,851,643	(16,108,762)	(12,257,119)	3,268,719	(21,075,355)	(17,806,636)
BlackRock Global Opportunities Investor A Shares	72,849	(282,252)	(209,403)	242,103	(359,566)	(117,463)
BlackRock Global SmallCap Investor A Shares	31,746	(81,169)	(49,423)	—	(205,396)	(205,396)
BlackRock High Yield Bond Investor A Shares	662,769	(4,005,492)	(3,342,723)	2,439,991	(4,422,016)	(1,982,025)
BlackRock International Investor A Shares	366,185	(462,228)	(96,043)	172,681	(349,903)	(177,222)
BlackRock International Index Investor A Shares	83,967	(119,731)	(35,764)	—	(16,693)	(16,693)
BlackRock Large Cap Core Investor A Shares	272,031	(862,236)	(590,205)	299,649	(644,303)	(344,654)
BlackRock Large Cap Growth Investor A Shares	612,685	(1,355,403)	(742,718)	1,197,001	(2,048,384)	(851,383)
BlackRock Large Cap Value Investor A Shares	250,809	(770,150)	(519,341)	208,230	(865,291)	(657,061)
BlackRock Low Duration Bond Investor A Shares	—	(5,503)	(5,503)	—	(5,849)	(5,849)
BlackRock S&P 500 Index Investor A Shares	2,794,613	(2,681,496)	113,117	2,727,215	(4,706,916)	(1,979,701)
BlackRock Small Cap Index Investor A Shares	—	(15,206)	(15,206)	—	(3,039)	(3,039)
BlackRock Total Return Investor A Shares	29,305,786	(9,149,350)	20,156,436	57,762,295	(8,481,520)	49,280,775
BlackRock U.S. Government Bond Investor A Shares	1,815,971	(7,337,164)	(5,521,193)	1,850,952	(5,085,294)	(3,234,342)
BlackRock Value Opportunities Investor A Shares	257,900	(1,409,481)	(1,151,581)	210,816	(1,401,513)	(1,190,697)
Cohen & Steers Real Estate Securities Class A Shares	176,938	(252,321)	(75,383)	68,855	(152,886)	(84,031)
Columbia Acorn International Class A Shares	1,511,427	(5,441,649)	(3,930,222)	3,042,315	(6,149,301)	(3,106,986)
Columbia Acorn USA Class A Shares	440,980	(1,555,662)	(1,114,682)	500,712	(14,651,473)	(14,150,761)
Columbia Large Cap Growth III Class A Shares	5,868,510	(127,251)	5,741,259	—	—	—
Columbia Mid Cap Growth Class A Shares	169,167	(130,550)	38,617	126,178	(95,304)	30,874
Columbia Select Smaller-Cap Value Class A Shares	422,760	(2,576,739)	(2,153,979)	1,005,600	(2,577,294)	(1,571,694)
Davis New York Venture Class A Shares	945,020	(5,060,487)	(4,115,467)	1,791,436	(7,084,531)	(5,293,095)
Delaware Smid Cap Growth Class A Shares	193,059	(673,065)	(480,006)	8,573	(1,049,365)	(1,040,792)
Dreyfus Appreciation Investor Shares	859,881	(3,274,690)	(2,414,809)	1,538,563	(10,474,454)	(8,935,891)
Eaton Vance Floating-Rate Class A Shares	704,261	(814,595)	(110,334)	458,672	(930,281)	(471,609)

38

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Eaton Vance Large-Cap Value Class A Shares	$497,204	$(758,100)	$(260,896)	$1,377,204	$(1,635,171)	$(257,967)
Federated Equity Income Class A Shares	334,051	(84,937)	249,114	243,453	(170,771)	72,682
Federated Kaufmann Class A Shares	541,383	(913,273)	(371,890)	448,084	(1,053,108)	(605,024)
Fidelity Advisor® Equity Growth Class A Shares	470,188	(1,055,091)	(584,903)	6,737,724	(1,395,809)	5,341,915
Fidelity Advisor® Overseas Class A Shares	—	(168,066)	(168,066)	6	(136,927)	(136,921)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	465	(80,467)	(80,002)	10,287	(315,629)	(305,342)
Franklin Templeton Foreign Class A Shares	2,098,429	(32,728,260)	(30,629,831)	22,185,028	(16,516,740)	5,668,288
Franklin Templeton Growth Class A Shares	265,486	(845,326)	(579,840)	293,715	(1,160,322)	(866,607)
Invesco American Franchise Fund Class A Shares	30,135	(128,644)	(98,509)	60,818	(128,244)	(67,426)
Invesco Charter Class A Shares	10,139	(148,035)	(137,896)	553,208	(13,721,034)	(13,167,826)
Invesco Comstock Class A Shares	1,566,759	(18,886,175)	(17,319,416)	6,608,342	(26,850,690)	(20,242,348)
Invesco Equity and Income Class A Shares	11,760	(663,856)	(652,096)	244,972	(1,068,358)	(823,386)
Invesco Mid Cap Core Equity Class A Shares	188,505	(549,342)	(360,837)	299,768	(735,446)	(435,678)
Invesco Mid Cap Growth Class A Shares	32,532	(333,768)	(301,236)	112,766	(639,576)	(526,810)
Invesco Value Opportunities Class A Shares	11,850	(81,874)	(70,024)	20,535	(63,405)	(42,870)
Janus Enterprise Class A Shares	10,656,881	(4,559,824)	6,097,057	26,048,658	(1,848,553)	24,200,105
Janus Forty Class A Shares	1,159,909	(1,776,650)	(616,741)	1,026,860	(2,551,529)	(1,524,669)
JPMorgan Multi-Cap Market Neutral Class A Shares	148,325	(207,526)	(59,201)	89,904	(113,631)	(23,727)
JPMorgan Small Cap Growth Class A Shares	295,396	(385,546)	(90,150)	295,332	(379,002)	(83,670)
Lord Abbett Affiliated Class A Shares	268,054	(407,422)	(139,368)	543,134	(737,994)	(194,860)
Lord Abbett Bond-Debenture Class A Shares	675,724	(2,836,095)	(2,160,371)	998,115	(3,494,442)	(2,496,327)
Lord Abbett Mid Cap Stock Class A Shares	1,579,624	(4,756,078)	(3,176,454)	1,474,732	(2,682,935)	(1,208,203)
MFS® Growth Class A Shares	4,825,727	(1,264,388)	3,561,339	8,004,202	(2,026,144)	5,978,058
MFS® Mid Cap Growth Class A Shares	446,581	(1,736,338)	(1,289,757)	1,122,430	(3,635,608)	(2,513,178)
MFS® Research International Class A Shares	1,038,199	(4,140,176)	(3,101,977)	2,642,574	(2,618,311)	24,263
Oppenheimer Capital Appreciation Class A Shares	303,700	(342,644)	(38,944)	81,158	(265,351)	(184,193)
Oppenheimer Fundamental Alternatives Class A Shares	20,921	(113,342)	(92,421)	64,885	(149,018)	(84,133)

39

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Oppenheimer Global Class A Shares	$88,582	$(463,500)	$(374,918)	$112,250	$(636,095)	$(523,845)
Oppenheimer Main Street Mid Cap® Class A Shares	384,004	(619,135)	(235,131)	148,897	(349,186)	(200,289)
Oppenheimer Main Street® Class A Shares	399,544	(334,095)	65,449	14,039	(375,244)	(361,205)
PIMCO CommodityRealReturn Strategy Class A Shares	837,400	(2,318,920)	(1,481,520)	4,138,749	(1,771,014)	2,367,735
PIMCO Low Duration Class A Shares	2,801,155	(6,992,311)	(4,191,156)	4,632,076	(12,417,832)	(7,785,756)
PIMCO Real Return Class A Shares	2,064,804	(6,209,315)	(4,144,511)	3,751,631	(7,555,843)	(3,804,212)
PIMCO Total Return Class A Shares	5,560,838	(39,508,575)	(33,947,737)	6,793,543	(83,827,574)	(77,034,031)
Pioneer Class A Shares	531,516	(643,325)	(111,809)	557,117	(629,335)	(72,218)
Pioneer Emerging Markets Class A Shares	784,966	(686,586)	98,380	728,310	(894,367)	(166,057)
Pioneer High Yield Class A Shares	138,917	(532,717)	(393,800)	280,234	(597,329)	(317,095)
Pioneer Real Estate Shares Class A Shares	823,169	(758,419)	64,750	442,122	(896,810)	(454,688)
Pioneer Select Mid Cap Growth Class A Shares	81,211	(194,375)	(113,164)	176,983	(137,339)	39,644
Putnam Fund for Growth and Income Class A Shares	23,035	(125,364)	(102,329)	95,368	(21,942)	73,426
Putnam Growth Opportunities Class A Shares	1,524,823	(21,274)	1,503,549	—	—	—
Putnam International Equity Class A Shares	12,564,326	(4,521,129)	8,043,197	126,636	(297,111)	(170,475)
Ready Assets Government Liquidity	6,104,831	(6,115,508)	(10,677)	8,330,237	(8,717,655)	(387,418)
TA Dividend Focused Class A Shares	32,057,445	(7,463,472)	24,593,973	4,217,535	(26,021,630)	(21,804,095)
TA Flexible Income Class A Shares	291,757	(236,009)	55,748	80,040	(220,433)	(140,393)
TA Multi-Cap Growth Class A Shares	1,926,493	(11,524,933)	(9,598,440)	979,733	(16,741,034)	(15,761,301)
TA Small/Mid Cap Value Class A Shares	490,276	(6,436,252)	(5,945,976)	3,113,814	(9,302,344)	(6,188,530)
TA US Growth Class A Shares	1,461,814	(5,243,829)	(3,782,015)	1,384,912	(12,537,139)	(11,152,227)

40

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Discovery Value Class A Shares
12/31/2016	134,669	$26.59	to	$25.02	$3,454,570	0.15%	1.25%	to	1.75%	22.84%	to	22.23%
12/31/2015	207,297	21.65	to	20.47	4,331,366	—	1.25	to	1.75	(7.06)	to	(7.53)
12/31/2014	219,970	23.29	to	22.13	4,961,974	0.39	1.25	to	1.75	7.27	to	6.73
12/31/2013	267,979	21.72	to	20.74	5,662,693	0.22	1.25	to	1.75	35.51	to	34.84
12/31/2012	325,944	16.02	to	15.38	5,094,310	0.34	1.25	to	1.75	16.59	to	16.01
AB Growth and Income Class A Shares
12/31/2016	213,848	28.09	to	28.09	6,007,722	2.02	1.30	to	1.30	9.72	to	9.72
12/31/2015	121,675	25.61	to	25.61	3,115,514	0.95	1.30	to	1.30	(0.13)	to	(0.13)
12/31/2014	131,352	25.64	to	25.64	3,367,695	0.77	1.30	to	1.30	7.43	to	7.43
12/31/2013	145,912	23.87	to	23.87	3,482,228	0.93	1.30	to	1.30	32.55	to	32.55
12/31/2012	148,917	18.00	to	18.00	2,681,217	0.75	1.30	to	1.30	16.01	to	16.01
AB International Value Class A Shares
12/31/2016	272,885	6.34	to	6.04	1,681,071	0.16	1.25	to	1.75	(2.20)	to	(2.69)
12/31/2015	307,789	6.48	to	6.20	1,942,756	1.29	1.25	to	1.75	1.25	to	0.74
12/31/2014	350,764	6.40	to	6.16	2,194,777	3.04	1.25	to	1.75	(7.72)	to	(8.18)
12/31/2013	304,798	6.94	to	6.71	2,072,511	4.58	1.25	to	1.75	20.55	to	19.94
12/31/2012	359,990	5.76	to	5.59	2,038,368	3.14	1.25	to	1.75	12.78	to	12.22
AB Large Cap Growth Class A Shares
12/31/2016	85,966	31.00	to	31.00	2,664,934	—	1.30	to	1.30	1.47	to	1.47
12/31/2015	90,325	30.55	to	30.55	2,759,562	—	1.30	to	1.30	9.08	to	9.08
12/31/2014	102,023	28.01	to	28.01	2,857,521	—	1.30	to	1.30	12.09	to	12.09
12/31/2013	126,396	24.99	to	24.99	3,158,288	—	1.30	to	1.30	35.15	to	35.15
12/31/2012	137,559	18.49	to	18.49	2,543,335	—	1.30	to	1.30	16.56	to	16.56
AB Value Class A Shares
12/31/2016	50,119	15.08	to	14.19	735,164	1.18	1.25	to	1.75	9.59	to	9.04
12/31/2015	55,357	13.76	to	13.01	743,447	1.18	1.25	to	1.75	(8.80)	to	(9.26)
12/31/2014	57,196	15.09	to	14.34	843,962	1.54	1.25	to	1.75	10.18	to	9.63
12/31/2013	53,926	13.70	to	13.08	724,829	1.19	1.25	to	1.75	34.03	to	33.36
12/31/2012	52,595	10.22	to	9.81	528,799	1.50	1.25	to	1.75	13.43	to	12.86
AllianzGI NFJ Dividend Value Class A Shares
12/31/2016	408,289	13.11	to	12.49	5,217,107	2.39	1.25	to	1.75	14.44	to	13.87
12/31/2015	450,749	11.46	to	10.97	5,047,461	2.25	1.25	to	1.75	(9.76)	to	(10.21)
12/31/2014	513,221	12.70	to	12.21	6,389,584	1.78	1.25	to	1.75	8.28	to	7.74
12/31/2013	580,389	11.73	to	11.34	6,687,757	2.24	1.25	to	1.75	27.05	to	26.41
12/31/2012	627,456	9.23	to	8.97	5,706,663	2.51	1.25	to	1.75	12.51	to	11.95
AllianzGI NFJ Mid-Cap Value Class A Shares
12/31/2016	72,320	19.67	to	18.51	2,646,417	1.27	1.25	to	1.75	15.39	to	14.81
12/31/2015	84,025	17.05	to	16.12	2,671,384	1.17	1.25	to	1.75	(4.64)	to	(5.12)
12/31/2014	102,503	17.88	to	16.99	3,414,817	1.35	1.25	to	1.75	7.07	to	6.54
12/31/2013	128,121	16.70	to	15.94	3,999,557	0.88	1.25	to	1.75	30.31	to	29.66
12/31/2012	153,928	12.81	to	12.30	3,693,818	1.85	1.25	to	1.75	13.91	to	13.35
AllianzGI NFJ Small-Cap Value Class A Shares
12/31/2016	201,693	25.80	to	24.27	6,658,709	1.48	1.25	to	1.75	21.38	to	20.77
12/31/2015	224,957	21.25	to	20.09	6,112,510	1.42	1.25	to	1.75	(9.44)	to	(9.89)
12/31/2014	282,965	23.47	to	22.30	8,516,742	2.28	1.25	to	1.75	0.33	to	(0.17)
12/31/2013	346,198	23.39	to	22.34	10,598,597	1.06	1.25	to	1.75	29.92	to	29.27
12/31/2012	430,316	18.00	to	17.28	10,319,892	1.26	1.25	to	1.75	8.96	to	8.42

41

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century Equity Income A Class
12/31/2016	207,704	$21.02	to	$19.77	$5,844,379	1.73%	1.25%	to	1.75%	17.72%	to	17.14%
12/31/2015	241,297	17.85	to	16.88	5,775,490	2.10	1.25	to	1.75	(0.90)	to	(1.39)
12/31/2014	285,849	18.01	to	17.12	6,897,642	2.15	1.25	to	1.75	10.67	to	10.12
12/31/2013	360,910	16.28	to	15.54	7,883,929	2.11	1.25	to	1.75	17.82	to	17.23
12/31/2012	380,798	13.82	to	13.26	7,064,658	2.31	1.25	to	1.75	9.85	to	9.30
American Century Ultra® A Class
12/31/2016	2,600	19.51	to	18.35	49,512	0.03	1.25	to	1.75	2.84	to	2.33
12/31/2015	3,033	18.97	to	17.94	56,160	—	1.25	to	1.75	4.58	to	4.05
12/31/2014	3,188	18.14	to	17.24	56,569	0.08	1.25	to	1.75	8.26	to	7.72
12/31/2013	3,349	16.76	to	16.00	55,015	0.05	1.25	to	1.75	34.89	to	34.21
12/31/2012	5,010	12.42	to	11.92	61,171	0.45	1.25	to	1.75	12.47	to	11.91
American Funds—Bond Fund of America Class F -1 Shares
12/31/2016	265,214	12.72	to	11.96	3,272,306	1.65	1.25	to	1.75	1.44	to	0.93
12/31/2015	297,539	12.54	to	11.85	3,626,319	1.93	1.25	to	1.75	(1.04)	to	(1.53)
12/31/2014	357,805	12.67	to	12.04	4,419,723	2.14	1.25	to	1.75	4.22	to	3.70
12/31/2013	408,727	12.15	to	11.61	4,854,568	2.34	1.25	to	1.75	(3.24)	to	(3.72)
12/31/2012	504,949	12.56	to	12.06	6,214,663	2.58	1.25	to	1.75	4.57	to	4.05
American Funds—EuroPacific Growth Fund® Class F -1 Shares
12/31/2016	238,786	18.60	to	17.49	4,323,372	1.13	1.25	to	1.75	(0.60)	to	(1.09)
12/31/2015	272,770	18.71	to	17.69	4,981,054	1.42	1.25	to	1.75	(2.08)	to	(2.57)
12/31/2014	323,075	19.11	to	18.15	6,034,800	1.15	1.25	to	1.75	(3.88)	to	(4.36)
12/31/2013	358,935	19.88	to	18.98	6,987,117	0.90	1.25	to	1.75	18.64	to	18.05
12/31/2012	417,050	16.75	to	16.08	6,859,800	1.61	1.25	to	1.75	17.72	to	17.13
American Funds—Growth Fund of America® Class F -1 Shares
12/31/2016	569,646	23.31	to	21.93	12,913,308	0.50	1.25	to	1.75	7.04	to	6.50
12/31/2015	676,968	21.78	to	20.59	14,366,396	0.50	1.25	to	1.75	4.03	to	3.51
12/31/2014	826,006	20.94	to	19.89	16,881,289	0.20	1.25	to	1.75	7.88	to	7.34
12/31/2013	962,708	19.41	to	18.53	18,276,269	0.27	1.25	to	1.75	32.13	to	31.47
12/31/2012	1,084,829	14.69	to	14.10	15,629,084	0.80	1.25	to	1.75	19.02	to	18.43
American Funds—Income Fund of America® Class F -1 Shares
12/31/2016	288,172	19.37	to	18.22	5,441,659	3.08	1.25	to	1.75	9.14	to	8.60
12/31/2015	322,071	17.75	to	16.78	5,583,352	2.97	1.25	to	1.75	(2.78)	to	(3.27)
12/31/2014	380,149	18.26	to	17.35	6,790,929	2.96	1.25	to	1.75	6.97	to	6.44
12/31/2013	435,145	17.07	to	16.30	7,284,114	3.29	1.25	to	1.75	16.63	to	16.04
12/31/2012	497,600	14.63	to	14.04	7,164,540	3.77	1.25	to	1.75	10.53	to	9.98
American Funds—Investment Company of America® Class F -1 Shares
12/31/2016	320,985	21.10	to	19.85	6,600,826	1.82	1.25	to	1.75	13.07	to	12.51
12/31/2015	370,578	18.66	to	17.64	6,752,783	1.57	1.25	to	1.75	(2.75)	to	(3.24)
12/31/2014	454,287	19.19	to	18.23	8,525,664	1.38	1.25	to	1.75	10.63	to	10.08
12/31/2013	530,552	17.35	to	16.57	9,011,208	1.71	1.25	to	1.75	30.68	to	30.03
12/31/2012	599,145	13.27	to	12.74	7,806,506	2.32	1.25	to	1.75	14.14	to	13.57
American Funds—The Bond Fund of America Class A Shares
12/31/2016	512,175	15.27	to	15.27	7,822,716	1.68	1.30	to	1.30	1.42	to	1.42
12/31/2015	594,131	15.06	to	15.06	8,947,397	1.96	1.30	to	1.30	(1.06)	to	(1.06)
12/31/2014	737,995	15.22	to	15.22	11,233,004	2.15	1.30	to	1.30	4.17	to	4.17
12/31/2013	933,574	14.61	to	14.61	13,641,258	2.36	1.30	to	1.30	(3.26)	to	(3.26)
12/31/2012	1,259,770	15.10	to	15.10	19,027,105	2.61	1.30	to	1.30	4.53	to	4.53
American Funds—The Growth Fund of America® Class A Shares
12/31/2016	1,261,897	32.51	to	32.51	41,029,206	0.54	1.30	to	1.30	7.06	to	7.06
12/31/2015	1,519,531	30.37	to	30.37	46,148,492	0.56	1.30	to	1.30	4.00	to	4.00
12/31/2014	1,849,487	29.20	to	29.20	54,008,331	0.34	1.30	to	1.30	7.89	to	7.89
12/31/2013	2,331,357	27.07	to	27.07	63,100,633	0.31	1.30	to	1.30	32.06	to	32.06
12/31/2012	2,908,815	20.49	to	20.49	59,615,283	0.79	1.30	to	1.30	18.98	to	18.98

42

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds—The Income Fund of America® Class A Shares
12/31/2016	585,238	$26.87	to	$26.87	$15,727,634	3.13%	1.30%	to	1.30%	9.15%	to	9.15%
12/31/2015	707,982	24.62	to	24.62	17,430,825	3.02	1.30	to	1.30	(2.75)	to	(2.75)
12/31/2014	879,782	25.32	to	25.32	22,272,799	3.03	1.30	to	1.30	6.99	to	6.99
12/31/2013	1,087,841	23.66	to	23.66	25,740,223	3.34	1.30	to	1.30	16.73	to	16.73
12/31/2012	1,414,515	20.27	to	20.27	28,672,528	3.81	1.30	to	1.30	10.50	to	10.50
American Funds—The Investment Company of America Class A Shares
12/31/2016	924,856	28.46	to	28.46	26,321,860	1.90	1.30	to	1.30	13.12	to	13.12
12/31/2015	1,097,726	25.16	to	25.16	27,619,230	1.63	1.30	to	1.30	(2.71)	to	(2.71)
12/31/2014	1,367,104	25.86	to	25.86	35,355,777	1.45	1.30	to	1.30	10.64	to	10.64
12/31/2013	1,760,897	23.37	to	23.37	41,159,531	1.77	1.30	to	1.30	30.72	to	30.72
12/31/2012	2,212,009	17.88	to	17.88	39,554,064	2.35	1.30	to	1.30	14.10	to	14.10
AMG Managers Cadence Capital Appreciation Class N Shares
12/31/2016	2,988	14.41	to	13.65	41,989	0.44	1.25	to	1.75	5.66	to	5.13
12/31/2015	3,193	13.64	to	12.98	42,546	0.49	1.25	to	1.75	2.14	to	1.63
12/31/2014	3,565	13.35	to	12.78	46,589	0.49	1.25	to	1.75	9.12	to	8.58
12/31/2013	3,879	12.23	to	11.77	46,554	0.46	1.25	to	1.75	28.85	to	28.21
12/31/2012	4,406	9.50	to	9.18	41,122	0.54	1.25	to	1.75	8.74	to	8.20
BlackRock Basic Value Investor A Shares
12/31/2016	1,698,478	20.57	to	19.35	37,382,609	1.32	1.25	to	1.75	16.81	to	16.23
12/31/2015	2,667,897	17.61	to	16.65	51,017,865	1.35	1.25	to	1.75	(7.34)	to	(7.80)
12/31/2014	885,789	19.01	to	18.06	22,034,706	1.19	1.25	to	1.75	8.38	to	7.84
12/31/2013	1,027,211	17.54	to	16.75	23,839,232	1.10	1.25	to	1.75	36.24	to	35.56
12/31/2012	1,567,106	12.87	to	12.35	27,280,990	1.71	1.25	to	1.75	12.36	to	11.80
BlackRock Capital Appreciation Investor A Shares
12/31/2016	2,183,288	19.98	to	18.79	44,604,144	—	1.25	to	1.75	(1.60)	to	(2.09)
12/31/2015	2,561,568	20.30	to	19.19	53,930,906	—	1.25	to	1.75	5.53	to	5.00
12/31/2014	3,265,369	19.24	to	18.28	65,549,469	—	1.25	to	1.75	7.00	to	6.47
12/31/2013	3,839,735	17.98	to	17.17	72,554,461	—	1.25	to	1.75	32.14	to	31.48
12/31/2012	7,648,848	13.61	to	13.06	108,663,884	0.19	1.25	to	1.75	12.51	to	11.95
BlackRock Global Allocation Investor A Shares
12/31/2016	5,770,019	18.88	to	17.76	120,700,385	0.95	1.25	to	1.75	2.46	to	1.95
12/31/2015	6,347,471	18.43	to	17.42	130,318,832	0.91	1.25	to	1.75	(2.28)	to	(2.77)
12/31/2014	7,142,862	18.86	to	17.92	151,141,935	2.04	1.25	to	1.75	0.61	to	0.11
12/31/2013	8,174,057	18.74	to	17.90	172,969,840	1.20	1.25	to	1.75	13.01	to	12.45
12/31/2012	8,948,166	16.58	to	15.92	169,710,624	1.17	1.25	to	1.75	8.64	to	8.10
BlackRock Global Opportunities Investor A Shares
12/31/2016	158,335	14.04	to	13.67	2,187,831	1.77	1.25	to	1.75	1.70	to	1.19
12/31/2015	173,859	13.80	to	13.51	2,369,838	0.47	1.25	to	1.75	(0.89)	to	(1.38)
12/31/2014	181,767	13.93	to	13.70	2,508,016	1.49	1.25	to	1.75	(5.82)	to	(6.29)
12/31/2013	163,854	14.79	to	14.62	2,407,713	—	1.25	to	1.75	28.30	to	27.66
12/31/2012	174,507	11.53	to	11.45	2,003,839	1.02	1.25	to	1.75	13.11	to	12.54
BlackRock Global SmallCap Investor A Shares
12/31/2016	35,920	21.56	to	20.28	761,179	0.68	1.25	to	1.75	6.27	to	5.75
12/31/2015	38,583	20.29	to	19.18	769,280	—	1.25	to	1.75	(7.02)	to	(7.48)
12/31/2014	48,320	21.82	to	20.73	1,036,428	0.21	1.25	to	1.75	(0.69)	to	(1.18)
12/31/2013	52,532	21.97	to	20.98	1,136,088	0.67	1.25	to	1.75	33.72	to	33.05
12/31/2012	60,768	16.43	to	15.77	983,225	2.78	1.25	to	1.75	15.11	to	14.53
BlackRock High Yield Bond Investor A Shares
12/31/2016	1,742,228	13.61	to	13.26	23,398,929	5.46	1.25	to	1.75	12.01	to	11.45
12/31/2015	2,005,388	12.15	to	11.90	24,107,309	4.93	1.25	to	1.75	(5.51)	to	(5.98)
12/31/2014	2,157,187	12.86	to	12.65	27,514,110	5.30	1.25	to	1.75	1.76	to	1.25
12/31/2013	2,437,097	12.64	to	12.50	30,624,817	5.12	1.25	to	1.75	7.60	to	7.07
12/31/2012	1,277,723	11.75	to	11.67	14,958,906	6.12	1.25	to	1.75	15.35	to	14.78

43

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock International Investor A Shares
12/31/2016	142,905	$11.03	to	$10.73	$1,555,880	1.27%	1.25%	to	1.75%	(0.91)%	to	(1.40)%
12/31/2015	151,935	11.13	to	10.89	1,673,811	0.25	1.25	to	1.75	(4.64)	to	(5.12)
12/31/2014	166,018	11.67	to	11.47	1,922,589	1.96	1.25	to	1.75	(6.85)	to	(7.32)
12/31/2013	140,606	12.53	to	12.38	1,752,131	1.56	1.25	to	1.75	20.70	to	20.10
12/31/2012	155,777	10.38	to	10.31	1,611,569	1.02	1.25	to	1.75	12.92	to	12.36
BlackRock International Index Investor A Shares
12/31/2016	12,737	14.17	to	13.33	174,092	2.43	1.25	to	1.75	(0.47)	to	(0.96)
12/31/2015	15,587	14.24	to	13.46	214,271	1.74	1.25	to	1.75	(2.37)	to	(2.86)
12/31/2014	16,742	14.59	to	13.86	236,458	0.45	1.25	to	1.75	(7.61)	to	(8.07)
12/31/2013	18,930	15.79	to	15.08	290,241	2.10	1.25	to	1.75	19.70	to	19.10
12/31/2012	24,132	13.19	to	12.66	310,433	2.66	1.25	to	1.75	16.86	to	16.28
BlackRock Large Cap Core Investor A Shares
12/31/2016	319,158	20.15	to	18.96	6,231,867	0.72	1.25	to	1.75	8.66	to	8.12
12/31/2015	351,870	18.54	to	17.53	6,336,482	0.35	1.25	to	1.75	(1.17)	to	(1.66)
12/31/2014	371,315	18.76	to	17.83	6,782,140	0.33	1.25	to	1.75	10.26	to	9.71
12/31/2013	408,885	17.02	to	16.25	6,790,617	—	1.25	to	1.75	31.81	to	31.16
12/31/2012	483,254	12.91	to	12.39	6,104,807	1.69	1.25	to	1.75	12.81	to	12.25
BlackRock Large Cap Growth Investor A Shares
12/31/2016	214,570	21.78	to	20.49	4,544,515	0.29	1.25	to	1.75	6.22	to	5.69
12/31/2015	251,039	20.50	to	19.39	5,018,533	0.03	1.25	to	1.75	0.99	to	0.48
12/31/2014	294,078	20.30	to	19.29	5,830,736	0.07	1.25	to	1.75	12.64	to	12.08
12/31/2013	358,039	18.03	to	17.21	6,316,921	—	1.25	to	1.75	31.36	to	30.70
12/31/2012	418,278	13.72	to	13.17	5,630,107	1.88	1.25	to	1.75	13.04	to	12.48
BlackRock Large Cap Value Investor A Shares
12/31/2016	188,064	19.31	to	18.16	3,512,386	1.11	1.25	to	1.75	12.08	to	11.52
12/31/2015	218,256	17.23	to	16.29	3,648,206	0.64	1.25	to	1.75	(3.28)	to	(3.77)
12/31/2014	256,207	17.81	to	16.92	4,446,060	0.72	1.25	to	1.75	10.20	to	9.65
12/31/2013	320,280	16.16	to	15.43	5,054,339	—	1.25	to	1.75	31.08	to	30.43
12/31/2012	353,792	12.33	to	11.83	4,268,291	1.88	1.25	to	1.75	11.07	to	10.51
BlackRock Low Duration Bond Investor A Shares
12/31/2016	9,493	10.21	to	9.93	95,502	1.44	1.25	to	1.75	0.40	to	(0.10)
12/31/2015	10,039	10.17	to	9.94	100,863	1.30	1.25	to	1.75	(0.77)	to	(1.26)
12/31/2014	10,616	10.25	to	10.07	107,765	1.74	1.25	to	1.75	(0.08)	to	(0.57)
12/31/2013	12,873	10.25	to	10.13	131,093	1.83	1.25	to	1.75	(0.27)	to	(0.77)
12/31/2012	15,721	10.28	to	10.21	161,066	2.17	1.25	to	1.75	3.53	to	3.02
BlackRock S&P 500 Index Investor A Shares
12/31/2016	1,217,581	14.66	to	14.39	17,732,426	1.78	1.25	to	1.75	10.18	to	9.63
12/31/2015	1,208,648	13.30	to	13.13	16,003,957	1.57	1.25	to	1.75	(0.23)	to	(0.73)
12/31/2014	1,357,254	13.33	to	13.22	18,045,194	1.65	1.25	to	1.75	11.84	to	11.29
12/31/2013(1)	1,346,061	11.92	to	11.88	16,031,418	1.29	1.25	to	1.75	—	to	—
BlackRock Small Cap Index Investor A Shares
12/31/2016	3,082	22.59	to	21.25	68,389	1.08	1.25	to	1.75	19.54	to	18.94
12/31/2015	4,034	18.89	to	17.86	74,492	0.56	1.25	to	1.75	(5.84)	to	(6.31)
12/31/2014	4,188	20.07	to	19.07	82,306	1.10	1.25	to	1.75	3.24	to	2.73
12/31/2013	5,322	19.44	to	18.56	101,767	0.96	1.25	to	1.75	37.00	to	36.31
12/31/2012	6,822	14.19	to	13.62	95,343	2.10	1.25	to	1.75	14.52	to	13.95
BlackRock Total Return Investor A Shares
12/31/2016	5,704,080	13.63	to	12.83	77,759,965	2.46	1.25	to	1.75	1.91	to	1.41
12/31/2015	4,287,089	13.38	to	12.65	57,239,181	2.57	1.25	to	1.75	(1.22)	to	(1.71)
12/31/2014	618,242	13.54	to	12.87	8,502,346	3.26	1.25	to	1.75	6.40	to	5.87
12/31/2013	623,798	12.73	to	12.16	8,072,458	3.23	1.25	to	1.75	(1.74)	to	(2.23)
12/31/2012	695,927	12.95	to	12.43	9,203,873	3.62	1.25	to	1.75	8.35	to	7.81

44

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock U.S. Government Bond Investor A Shares
12/31/2016	1,843,226	$10.33	to	$10.05	$18,959,744	1.69%	1.25%	to	1.75%	(0.04)%	to	(0.54)%
12/31/2015	2,364,213	10.33	to	10.10	24,352,852	1.86	1.25	to	1.75	(0.99)	to	(1.48)
12/31/2014	2,674,633	10.43	to	10.26	27,843,768	1.87	1.25	to	1.75	4.03	to	3.51
12/31/2013	3,197,434	10.03	to	9.91	32,017,492	1.84	1.25	to	1.75	(3.76)	to	(4.24)
12/31/2012	3,455,628	10.42	to	10.35	35,976,000	1.40	1.25	to	1.75	1.19	to	0.68
BlackRock Value Opportunities Investor A Shares
12/31/2016	261,185	20.90	to	19.66	7,531,441	—	1.25	to	1.75	21.88	to	21.28
12/31/2015	304,923	17.15	to	16.21	7,252,062	2.67	1.25	to	1.75	(8.09)	to	(8.55)
12/31/2014	351,181	18.66	to	17.73	9,095,718	—	1.25	to	1.75	3.44	to	2.93
12/31/2013	400,907	18.04	to	17.22	10,250,564	—	1.25	to	1.75	40.64	to	39.94
12/31/2012	491,097	12.82	to	12.31	8,949,760	—	1.25	to	1.75	11.79	to	11.23
Cohen & Steers Real Estate Securities Class A Shares
12/31/2016	26,783	23.50	to	22.11	610,402	2.59	1.25	to	1.75	6.42	to	5.89
12/31/2015	30,256	22.08	to	20.88	649,806	2.20	1.25	to	1.75	6.02	to	5.49
12/31/2014	34,253	20.83	to	19.79	694,632	2.38	1.25	to	1.75	30.49	to	29.84
12/31/2013	43,811	15.96	to	15.24	684,883	1.94	1.25	to	1.75	3.15	to	2.63
12/31/2012	49,006	15.48	to	14.85	743,880	1.72	1.25	to	1.75	15.57	to	15.00
Columbia Acorn International Class A Shares
12/31/2016	2,708,938	11.61	to	11.06	30,683,545	0.35	1.25	to	1.75	(3.71)	to	(4.19)
12/31/2015	3,036,717	12.06	to	11.54	35,805,761	0.91	1.25	to	1.75	(2.82)	to	(3.30)
12/31/2014	3,275,402	12.41	to	11.93	39,846,071	1.15	1.25	to	1.75	(5.76)	to	(6.23)
12/31/2013	3,535,323	13.17	to	12.73	45,751,005	2.46	1.25	to	1.75	20.48	to	19.88
12/31/2012	2,999,406	10.93	to	10.62	32,301,774	1.46	1.25	to	1.75	19.70	to	19.10
Columbia Acorn USA Class A Shares
12/31/2016	264,384	22.03	to	20.73	5,659,001	—	1.25	to	1.75	11.30	to	10.75
12/31/2015	320,951	19.80	to	18.72	6,182,773	—	1.25	to	1.75	(2.82)	to	(3.30)
12/31/2014	1,059,591	20.37	to	19.36	21,042,047	—	1.25	to	1.75	2.07	to	1.56
12/31/2013	1,115,960	19.96	to	19.06	21,769,243	—	1.25	to	1.75	30.70	to	30.05
12/31/2012	953,449	15.27	to	14.65	14,269,129	0.40	1.25	to	1.75	17.20	to	16.61
Columbia Large Cap Growth III Class A Shares
12/31/2016(1)	577,349	10.07	to	10.06	5,811,770	—	1.25	to	1.75	—	to	—
Columbia Mid Cap Growth Class A Shares
12/31/2016	32,481	13.50	to	13.12	433,786	—	1.25	to	1.75	0.61	to	0.11
12/31/2015	29,640	13.42	to	13.11	393,744	0.98	1.25	to	1.75	3.70	to	3.19
12/31/2014	27,606	12.94	to	12.70	353,619	—	1.25	to	1.75	5.65	to	5.12
12/31/2013	37,958	12.25	to	12.08	461,138	—	1.25	to	1.75	29.24	to	28.59
12/31/2012	20,902	9.48	to	9.40	197,160	—	1.25	to	1.75	9.39	to	8.84
Columbia Select Smaller-Cap Value Class A Shares
12/31/2016	354,009	36.62	to	36.62	12,965,552	—	1.30	to	1.30	11.29	to	11.29
12/31/2015	416,544	32.91	to	32.91	13,707,647	—	1.30	to	1.30	(5.24)	to	(5.24)
12/31/2014	458,078	34.73	to	34.73	15,907,996	—	1.30	to	1.30	4.05	to	4.05
12/31/2013	564,451	33.38	to	33.38	18,839,040	—	1.30	to	1.30	46.24	to	46.24
12/31/2012	333,581	22.82	to	22.82	7,613,329	—	1.30	to	1.30	13.95	to	13.95
Davis New York Venture Class A Shares
12/31/2016	1,133,037	19.73	to	18.57	25,720,810	0.77	1.25	to	1.75	10.86	to	10.31
12/31/2015	1,331,892	17.80	to	16.83	27,240,306	0.78	1.25	to	1.75	1.69	to	1.19
12/31/2014	1,587,816	17.51	to	16.63	31,990,002	0.44	1.25	to	1.75	5.23	to	4.70
12/31/2013	2,193,663	16.64	to	15.89	43,674,216	0.50	1.25	to	1.75	32.89	to	32.23
12/31/2012	2,658,425	12.52	to	12.01	40,416,012	1.21	1.25	to	1.75	11.32	to	10.77

45

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Delaware Smid Cap Growth Class A Shares
12/31/2016	151,044	$18.57	to	$18.00	$2,783,836	—%	1.25%	to	1.75%	(5.51)%	to	(5.98)%
12/31/2015	176,192	19.65	to	19.14	3,441,527	—	1.25	to	1.75	5.72	to	5.20
12/31/2014	229,719	18.59	to	18.20	4,249,832	—	1.25	to	1.75	1.53	to	1.02
12/31/2013	303,599	18.31	to	18.01	5,539,587	—	1.25	to	1.75	39.09	to	38.40
12/31/2012	435,531	13.16	to	13.02	5,720,012	—	1.25	to	1.75	9.00	to	8.46
Dreyfus Appreciation Investor Shares
12/31/2016	675,607	18.26	to	17.17	11,936,607	1.46	1.25	to	1.75	5.91	to	5.38
12/31/2015	817,233	17.24	to	16.30	13,660,821	1.67	1.25	to	1.75	(3.73)	to	(4.21)
12/31/2014	1,336,746	17.90	to	17.01	23,290,486	1.65	1.25	to	1.75	6.93	to	6.39
12/31/2013	1,628,476	16.75	to	15.99	26,611,330	1.78	1.25	to	1.75	19.94	to	19.34
12/31/2012	2,365,170	13.96	to	13.40	32,313,530	1.55	1.25	to	1.75	8.81	to	8.26
Eaton Vance Floating-Rate Class A Shares
12/31/2016	242,739	13.71	to	12.90	3,235,045	4.04	1.25	to	1.75	9.56	to	9.01
12/31/2015	251,818	12.52	to	11.83	3,068,610	3.87	1.25	to	1.75	(3.13)	to	(3.62)
12/31/2014	289,418	12.92	to	12.28	3,646,199	3.47	1.25	to	1.75	(0.88)	to	(1.37)
12/31/2013	268,571	13.04	to	12.45	3,426,428	3.63	1.25	to	1.75	3.24	to	2.73
12/31/2012	215,209	12.63	to	12.12	2,665,804	4.24	1.25	to	1.75	6.78	to	6.25
Eaton Vance Large-Cap Value Class A Shares
12/31/2016	278,681	14.03	to	13.36	3,809,910	1.42	1.25	to	1.75	8.21	to	7.67
12/31/2015	298,832	12.97	to	12.41	3,785,032	1.40	1.25	to	1.75	(2.31)	to	(2.80)
12/31/2014	320,873	13.27	to	12.77	4,173,174	1.35	1.25	to	1.75	9.58	to	9.04
12/31/2013	4,266,925	12.11	to	11.71	50,802,388	1.21	1.25	to	1.75	27.74	to	27.10
12/31/2012	5,283,896	9.48	to	9.21	49,371,563	1.63	1.25	to	1.75	14.33	to	13.76
Federated Equity Income Class A Shares
12/31/2016	89,728	12.85	to	12.62	1,140,116	2.32	1.25	to	1.75	8.14	to	7.60
12/31/2015	68,302	11.89	to	11.73	805,056	1.96	1.25	to	1.75	(6.60)	to	(7.07)
12/31/2014	62,102	12.73	to	12.62	786,394	1.67	1.25	to	1.75	6.60	to	6.07
12/31/2013(1)	63,069	11.94	to	11.90	751,569	1.28	1.25	to	1.75	—	to	—
Federated Kaufmann Class A Shares
12/31/2016	193,628	22.82	to	21.47	4,300,863	—	1.25	to	1.75	1.80	to	1.29
12/31/2015	209,862	22.42	to	21.20	4,591,477	—	1.25	to	1.75	4.66	to	4.13
12/31/2014	236,712	21.42	to	20.36	4,957,034	—	1.25	to	1.75	7.80	to	7.26
12/31/2013	261,279	19.87	to	18.98	5,084,974	—	1.25	to	1.75	38.60	to	37.91
12/31/2012	315,908	14.34	to	13.76	4,446,429	—	1.25	to	1.75	15.85	to	15.28
Fidelity Advisor® Equity Growth Class A Shares
12/31/2016	277,683	20.32	to	19.11	7,119,791	—	1.25	to	1.75	(0.95)	to	(1.44)
12/31/2015	300,879	20.51	to	19.39	7,793,199	—	1.25	to	1.75	5.41	to	4.89
12/31/2014	94,341	19.46	to	18.49	2,305,374	—	1.25	to	1.75	9.52	to	8.98
12/31/2013	130,154	17.77	to	16.97	2,910,817	—	1.25	to	1.75	33.95	to	33.29
12/31/2012	167,000	13.26	to	12.73	2,792,423	—	1.25	to	1.75	12.77	to	12.21
Fidelity Advisor® Overseas Class A Shares
12/31/2016	64,368	21.11	to	21.11	1,358,555	0.94	1.30	to	1.30	(6.79)	to	(6.79)
12/31/2015	72,186	22.64	to	22.64	1,634,537	0.35	1.30	to	1.30	2.29	to	2.29
12/31/2014	78,069	22.14	to	22.14	1,728,115	0.08	1.30	to	1.30	(9.78)	to	(9.78)
12/31/2013	97,225	24.54	to	24.54	2,385,538	0.86	1.30	to	1.30	28.98	to	28.98
12/31/2012	115,362	19.02	to	19.02	2,194,515	1.46	1.30	to	1.30	19.21	to	19.21
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2016	35,943	30.50	to	30.50	1,096,253	0.59	1.30	to	1.30	8.98	to	8.98
12/31/2015	38,802	27.99	to	27.99	1,085,963	0.12	1.30	to	1.30	(4.79)	to	(4.79)
12/31/2014	49,016	29.39	to	29.39	1,440,793	—	1.30	to	1.30	8.48	to	8.48
12/31/2013	60,092	27.10	to	27.10	1,628,253	0.02	1.30	to	1.30	29.21	to	29.21
12/31/2012	72,876	20.97	to	20.97	1,528,204	0.62	1.30	to	1.30	17.77	to	17.77

46

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton Foreign Class A Shares
12/31/2016	5,084,196	$16.24	to	$15.28	$84,902,559	1.68%	1.25%	to	1.75%	10.25%	to	9.70%
12/31/2015	6,906,957	14.73	to	13.93	106,787,790	1.30	1.25	to	1.75	(8.24)	to	(8.70)
12/31/2014	6,430,641	16.05	to	15.25	109,922,954	2.45	1.25	to	1.75	(11.91)	to	(12.35)
12/31/2013	6,902,487	18.22	to	17.40	134,267,852	1.41	1.25	to	1.75	25.59	to	24.97
12/31/2012	7,434,445	14.51	to	13.93	114,356,259	2.11	1.25	to	1.75	17.08	to	16.49
Franklin Templeton Growth Class A Shares
12/31/2016	317,088	15.28	to	14.38	5,615,416	1.44	1.25	to	1.75	7.71	to	7.18
12/31/2015	347,736	14.19	to	13.42	5,780,479	1.44	1.25	to	1.75	(7.62)	to	(8.08)
12/31/2014	399,407	15.36	to	14.59	7,130,466	2.36	1.25	to	1.75	(3.13)	to	(3.62)
12/31/2013	477,965	15.86	to	15.14	8,913,100	1.30	1.25	to	1.75	28.54	to	27.90
12/31/2012	538,339	12.34	to	11.84	7,814,907	1.92	1.25	to	1.75	20.03	to	19.43
Invesco American Franchise Fund Class A Shares
12/31/2016	49,409	12.68	to	12.68	626,393	—	1.30	to	1.30	0.70	to	0.70
12/31/2015	57,566	12.59	to	12.59	724,753	—	1.30	to	1.30	3.58	to	3.58
12/31/2014	62,800	12.16	to	12.16	763,343	—	1.30	to	1.30	6.92	to	6.92
12/31/2013(1)	67,892	11.37	to	11.37	771,828	0.12	1.30	to	1.30	—	to	—
Invesco Charter Class A Shares
12/31/2016	32,592	17.10	to	17.10	557,187	0.84	1.30	to	1.30	8.90	to	8.90
12/31/2015	41,317	15.70	to	15.70	648,636	0.10	1.30	to	1.30	(7.61)	to	(7.61)
12/31/2014	820,305	16.99	to	16.99	13,938,328	0.50	1.30	to	1.30	6.35	to	6.35
12/31/2013	1,018,565	15.98	to	15.98	16,274,035	0.98	1.30	to	1.30	26.68	to	26.68
12/31/2012	963,814	12.61	to	12.61	12,155,593	0.99	1.30	to	1.30	11.60	to	11.60
Invesco Comstock Class A Shares
12/31/2016	2,060,855	20.38	to	19.17	45,827,125	2.17	1.25	to	1.75	16.37	to	15.79
12/31/2015	2,952,127	17.51	to	16.56	56,620,147	1.33	1.25	to	1.75	(7.10)	to	(7.57)
12/31/2014	4,078,408	18.85	to	17.91	81,798,948	1.58	1.25	to	1.75	7.77	to	7.23
12/31/2013	5,782,043	17.49	to	16.70	108,141,524	1.33	1.25	to	1.75	33.56	to	32.90
12/31/2012	6,393,918	13.10	to	12.57	90,836,772	1.54	1.25	to	1.75	17.42	to	16.83
Invesco Equity and Income Class A Shares
12/31/2016	122,998	26.80	to	26.80	3,295,926	1.80	1.30	to	1.30	13.36	to	13.36
12/31/2015	150,340	23.64	to	23.64	3,553,920	2.12	1.30	to	1.30	(3.61)	to	(3.61)
12/31/2014	184,110	24.52	to	24.52	4,515,217	2.47	1.30	to	1.30	7.66	to	7.66
12/31/2013	236,571	22.78	to	22.78	5,388,956	1.94	1.30	to	1.30	23.35	to	23.35
12/31/2012	274,071	18.47	to	18.47	5,061,443	2.16	1.30	to	1.30	11.42	to	11.42
Invesco Mid Cap Core Equity Class A Shares
12/31/2016	156,677	19.38	to	18.23	2,920,874	0.28	1.25	to	1.75	10.62	to	10.07
12/31/2015	176,813	17.52	to	16.56	2,989,872	0.03	1.25	to	1.75	(5.52)	to	(5.99)
12/31/2014	200,589	18.54	to	17.62	3,606,164	0.01	1.25	to	1.75	3.21	to	2.69
12/31/2013	214,179	17.96	to	17.15	3,740,401	—	1.25	to	1.75	27.59	to	26.95
12/31/2012	239,218	14.08	to	13.51	3,290,883	0.53	1.25	to	1.75	9.01	to	8.46
Invesco Mid Cap Growth Class A Shares
12/31/2016	97,974	16.93	to	16.93	1,658,402	—	1.30	to	1.30	(0.83)	to	(0.83)
12/31/2015	116,174	17.07	to	17.07	1,982,957	—	1.30	to	1.30	(0.09)	to	(0.09)
12/31/2014	145,369	17.08	to	17.08	2,483,390	—	1.30	to	1.30	6.54	to	6.54
12/31/2013	180,405	16.04	to	16.04	2,892,840	—	1.30	to	1.30	35.24	to	35.24
12/31/2012	215,691	11.86	to	11.86	2,557,402	—	1.30	to	1.30	10.32	to	10.32
Invesco Value Opportunities Class A Shares
12/31/2016	206,263	1.51	to	1.47	307,172	0.17	1.25	to	1.75	16.54	to	15.97
12/31/2015	261,503	1.30	to	1.27	335,196	0.91	1.25	to	1.75	(11.54)	to	(11.98)
12/31/2014	291,358	1.47	to	1.44	422,871	1.71	1.25	to	1.75	5.29	to	4.76
12/31/2013	305,166	1.39	to	1.38	421,894	1.32	1.25	to	1.75	30.86	to	30.21
12/31/2012	243,072	1.06	to	1.06	257,827	1.00	1.25	to	1.75	16.22	to	15.64

47

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Enterprise Class A Shares
	12/31/2016	1,325,848	$28.24	to	$27.21	$36,743,226	—%	1.25%	to	1.75%	10.28%	to	9.73%
	12/31/2015	1,114,509	25.61	to	24.79	28,073,387	1.65	1.25	to	1.75	1.81	to	1.31
	12/31/2014	109,816	25.15	to	24.48	2,720,044	—	1.25	to	1.75	10.25	to	9.70
	12/31/2013	119,720	22.81	to	22.31	2,697,821	—	1.25	to	1.75	28.79	to	28.15
	12/31/2012	124,736	17.71	to	17.41	2,188,005	—	1.25	to	1.75	15.87	to	15.30
Janus Forty Class A Shares
	12/31/2016	355,722	19.13	to	18.21	6,645,423	—	1.25	to	1.75	0.78	to	0.28
	12/31/2015	387,708	18.98	to	18.16	7,205,227	0.41	1.25	to	1.75	10.46	to	9.91
	12/31/2014	471,247	17.18	to	16.53	7,947,014	1.68	1.25	to	1.75	7.17	to	6.64
	12/31/2013	565,135	16.03	to	15.50	8,914,091	0.83	1.25	to	1.75	30.16	to	29.52
	12/31/2012	655,854	12.32	to	11.97	7,966,894	0.39	1.25	to	1.75	22.24	to	21.63
JPMorgan Multi-Cap Market Neutral Class A Shares
	12/31/2016	44,405	9.01	to	8.53	388,022	—	1.25	to	1.75	(2.60)	to	(3.08)
	12/31/2015	51,182	9.25	to	8.81	460,044	—	1.25	to	1.75	(0.07)	to	(0.56)
	12/31/2014	53,833	9.25	to	8.86	485,384	—	1.25	to	1.75	0.15	to	(0.35)
	12/31/2013	63,770	9.24	to	8.89	576,324	—	1.25	to	1.75	2.80	to	2.28
	12/31/2012	61,928	8.99	to	8.69	545,974	—	1.25	to	1.75	(1.25)	to	(1.74)
JPMorgan Small Cap Growth Class A Shares
	12/31/2016	87,360	17.39	to	16.55	1,477,059	—	1.25	to	1.75	6.46	to	5.93
	12/31/2015	92,460	16.33	to	15.63	1,471,800	—	1.25	to	1.75	(3.37)	to	(3.85)
	12/31/2014	97,057	16.90	to	16.25	1,601,269	—	1.25	to	1.75	(1.46)	to	(1.95)
	12/31/2013	110,942	17.15	to	16.58	1,866,615	—	1.25	to	1.75	46.02	to	45.29
	12/31/2012	103,927	11.74	to	11.41	1,200,163	—	1.25	to	1.75	10.84	to	10.28
Lord Abbett Affiliated Class A Shares
	12/31/2016	77,861	18.28	to	17.19	1,385,605	2.54	1.25	to	1.75	15.89	to	15.31
	12/31/2015	87,102	15.77	to	14.91	1,340,291	2.24	1.25	to	1.75	(5.39)	to	(5.86)
	12/31/2014	99,620	16.67	to	15.84	1,620,222	2.15	1.25	to	1.75	10.68	to	10.12
	12/31/2013	119,937	15.06	to	14.38	1,768,193	2.00	1.25	to	1.75	30.51	to	29.86
	12/31/2012	140,376	11.54	to	11.08	1,589,328	1.59	1.25	to	1.75	14.45	to	13.88
Lord Abbett Bond-Debenture Class A Shares
	12/31/2016	638,593	18.78	to	17.67	13,664,511	4.76	1.25	to	1.75	10.96	to	10.41
	12/31/2015	743,655	16.93	to	16.00	14,393,793	4.42	1.25	to	1.75	(2.96)	to	(3.45)
	12/31/2014	862,341	17.44	to	16.57	17,300,860	4.71	1.25	to	1.75	3.21	to	2.70
	12/31/2013	968,399	16.90	to	16.14	18,924,335	5.29	1.25	to	1.75	6.45	to	5.92
	12/31/2012	1,063,655	15.88	to	15.24	19,657,009	5.97	1.25	to	1.75	11.84	to	11.28
Lord Abbett Mid Cap Stock Class A Shares
	12/31/2016	597,525	20.56	to	19.34	15,134,967	0.61	1.25	to	1.75	15.17	to	14.60
	12/31/2015	728,157	17.85	to	16.88	16,288,891	0.71	1.25	to	1.75	(4.75)	to	(5.23)
	12/31/2014	780,781	18.74	to	17.81	18,261,579	0.45	1.25	to	1.75	10.22	to	9.67
	12/31/2013	959,701	17.00	to	16.24	20,613,246	0.39	1.25	to	1.75	28.70	to	28.06
	12/31/2012	1,073,433	13.21	to	12.68	18,092,401	0.63	1.25	to	1.75	13.06	to	12.50
MFS® Growth Class A Shares
	12/31/2016	660,571	18.55	to	18.55	12,255,172	—	1.30	to	1.30	0.90	to	0.90
	12/31/2015	463,120	18.39	to	18.39	8,515,505	—	1.30	to	1.30	5.73	to	5.73
	12/31/2014	128,957	17.39	to	17.39	2,242,763	—	1.30	to	1.30	7.12	to	7.12
	12/31/2013	157,237	16.24	to	16.24	2,552,885	—	1.30	to	1.30	34.52	to	34.52
	12/31/2012	144,793	12.07	to	12.07	1,747,527	—	1.30	to	1.30	15.58	to	15.58
MFS® Mid Cap Growth Class A Shares
	12/31/2016	514,641	25.49	to	25.49	13,118,983	—	1.30	to	1.30	2.98	to	2.98
	12/31/2015	566,895	24.75	to	24.75	14,032,473	—	1.30	to	1.30	2.86	to	2.86
	12/31/2014	667,103	24.06	to	24.06	16,053,314	—	1.30	to	1.30	7.21	to	7.21
	12/31/2013	842,664	22.45	to	22.45	18,914,844	—	1.30	to	1.30	35.11	to	35.11
	12/31/2012	846,348	16.61	to	16.61	14,061,076	—	1.30	to	1.30	14.68	to	14.68

48

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Research International Class A Shares
12/31/2016	572,602	$21.44	to	$21.44	$12,275,421	1.48%	1.30%	to	1.30%	(2.38)%	to	(2.38)%
12/31/2015	719,182	21.96	to	21.96	15,793,021	1.56	1.30	to	1.30	(3.29)	to	(3.29)
12/31/2014	717,992	22.71	to	22.71	16,302,476	2.02	1.30	to	1.30	(8.17)	to	(8.17)
12/31/2013	801,077	24.73	to	24.73	19,807,800	1.20	1.30	to	1.30	17.10	to	17.10
12/31/2012	1,098,331	21.11	to	21.11	23,191,022	1.74	1.30	to	1.30	15.18	to	15.18
Oppenheimer Capital Appreciation Class A Shares
12/31/2016	59,130	16.94	to	15.94	973,407	0.08	1.25	to	1.75	(3.55)	to	(4.03)
12/31/2015	61,623	17.56	to	16.61	1,052,345	—	1.25	to	1.75	1.93	to	1.43
12/31/2014	72,594	17.23	to	16.37	1,214,863	—	1.25	to	1.75	13.64	to	13.07
12/31/2013	55,364	15.16	to	14.48	817,155	0.04	1.25	to	1.75	27.63	to	27.00
12/31/2012	60,077	11.88	to	11.40	696,542	0.65	1.25	to	1.75	12.27	to	11.71
Oppenheimer Fundamental Alternatives Class A Shares
12/31/2016	46,183	16.57	to	16.57	765,173	0.24	1.30	to	1.30	(0.03)	to	(0.03)
12/31/2015	51,764	16.57	to	16.57	857,899	0.51	1.30	to	1.30	0.63	to	0.63
12/31/2014	56,785	16.47	to	16.47	935,232	1.75	1.30	to	1.30	3.20	to	3.20
12/31/2013	59,942	15.96	to	15.96	956,626	—	1.30	to	1.30	7.59	to	7.59
12/31/2012	63,020	14.83	to	14.83	934,830	—	1.30	to	1.30	2.55	to	2.55
Oppenheimer Global Class A Shares
12/31/2016	69,835	28.99	to	28.99	2,024,243	0.66	1.30	to	1.30	(1.13)	to	(1.13)
12/31/2015	83,503	29.32	to	29.32	2,448,170	0.59	1.30	to	1.30	2.55	to	2.55
12/31/2014	100,595	28.59	to	28.59	2,875,961	0.76	1.30	to	1.30	0.75	to	0.75
12/31/2013	130,593	28.38	to	28.38	3,705,967	0.77	1.30	to	1.30	25.14	to	25.14
12/31/2012	148,120	22.68	to	22.68	3,359,014	0.96	1.30	to	1.30	19.19	to	19.19
Oppenheimer Main Street Mid Cap® Class A Shares
12/31/2016	60,718	22.76	to	21.41	1,344,816	0.85	1.25	to	1.75	12.01	to	11.46
12/31/2015	71,899	20.32	to	19.21	1,421,881	0.35	1.25	to	1.75	(8.37)	to	(8.83)
12/31/2014	81,106	22.17	to	21.07	1,754,005	0.57	1.25	to	1.75	10.88	to	10.33
12/31/2013	95,759	20.00	to	19.10	1,872,198	0.05	1.25	to	1.75	31.74	to	31.09
12/31/2012	105,628	15.18	to	14.57	1,572,543	0.85	1.25	to	1.75	15.31	to	14.74
Oppenheimer Main Street® Class A Shares
12/31/2016	83,077	20.96	to	19.72	1,914,056	1.15	1.25	to	1.75	10.04	to	9.49
12/31/2015	78,591	19.05	to	18.01	1,683,901	0.84	1.25	to	1.75	1.83	to	1.32
12/31/2014	94,246	18.70	to	17.77	2,008,458	0.64	1.25	to	1.75	9.09	to	8.54
12/31/2013	114,634	17.14	to	16.37	2,288,903	0.60	1.25	to	1.75	29.91	to	29.27
12/31/2012	166,113	13.20	to	12.67	2,586,753	1.06	1.25	to	1.75	15.10	to	14.52
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2016	1,659,309	6.50	to	6.11	10,457,493	0.61	1.25	to	1.75	12.72	to	12.16
12/31/2015	1,901,288	5.77	to	5.45	10,656,243	4.71	1.25	to	1.75	(27.00)	to	(27.36)
12/31/2014	1,527,020	7.90	to	7.50	11,755,821	0.14	1.25	to	1.75	(19.56)	to	(19.96)
12/31/2013	1,594,148	9.82	to	9.37	15,295,096	0.69	1.25	to	1.75	(16.08)	to	(16.49)
12/31/2012	1,452,527	11.70	to	11.23	16,653,171	1.93	1.25	to	1.75	3.51	to	2.99
PIMCO Low Duration Class A Shares
12/31/2016	4,638,659	11.96	to	11.39	54,117,453	1.66	1.25	to	1.75	0.31	to	(0.19)
12/31/2015	4,999,002	11.92	to	11.41	58,280,608	2.13	1.25	to	1.75	(0.92)	to	(1.42)
12/31/2014	5,663,235	12.03	to	11.57	66,806,304	3.12	1.25	to	1.75	(0.81)	to	(1.31)
12/31/2013	6,279,772	12.13	to	11.73	74,868,533	1.30	1.25	to	1.75	(1.47)	to	(1.97)
12/31/2012	4,253,526	12.31	to	11.96	51,596,163	2.66	1.25	to	1.75	4.49	to	3.97
PIMCO Real Return Class A Shares
12/31/2016	2,762,394	13.55	to	12.74	36,266,108	0.69	1.25	to	1.75	3.33	to	2.81
12/31/2015	3,078,598	13.11	to	12.39	39,215,212	0.63	1.25	to	1.75	(4.34)	to	(4.82)
12/31/2014	3,366,418	13.70	to	13.02	44,947,971	3.17	1.25	to	1.75	1.72	to	1.22
12/31/2013	3,855,687	13.47	to	12.87	50,726,470	0.76	1.25	to	1.75	(10.54)	to	(10.98)
12/31/2012	4,079,017	15.06	to	14.45	60,138,265	2.49	1.25	to	1.75	7.47	to	6.93

49

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Total Return Class A Shares
12/31/2016	6,574,285	$15.28	to	$14.37	$100,962,473	2.59%	1.25%	to	1.75%	0.94%	to	0.43%
12/31/2015	8,754,605	15.14	to	14.31	133,378,849	2.38	1.25	to	1.75	(0.91)	to	(1.40)
12/31/2014	13,796,366	15.28	to	14.52	212,157,448	3.54	1.25	to	1.75	2.99	to	2.47
12/31/2013	16,302,706	14.83	to	14.17	244,467,087	2.08	1.25	to	1.75	(3.52)	to	(4.00)
12/31/2012	19,233,109	15.37	to	14.76	298,992,475	3.88	1.25	to	1.75	8.58	to	8.03
Pioneer Class A Shares
12/31/2016	49,976	19.44	to	18.29	940,167	1.08	1.25	to	1.75	8.24	to	7.70
12/31/2015	56,294	17.96	to	16.98	981,600	0.83	1.25	to	1.75	(1.67)	to	(2.16)
12/31/2014	60,420	18.26	to	17.35	1,074,624	0.92	1.25	to	1.75	9.49	to	8.95
12/31/2013	69,434	16.68	to	15.93	1,128,721	0.98	1.25	to	1.75	31.40	to	30.75
12/31/2012	81,286	12.69	to	12.18	1,009,318	1.27	1.25	to	1.75	8.54	to	8.00
Pioneer Emerging Markets Class A Shares
12/31/2016	534,970	7.90	to	7.48	4,114,107	—	1.25	to	1.75	5.79	to	5.27
12/31/2015	522,599	7.47	to	7.11	3,809,285	2.88	1.25	to	1.75	(17.55)	to	(17.96)
12/31/2014	540,073	9.05	to	8.66	4,786,397	1.71	1.25	to	1.75	(14.47)	to	(14.90)
12/31/2013	547,502	10.59	to	10.18	5,690,453	0.35	1.25	to	1.75	(3.40)	to	(3.89)
12/31/2012	551,514	10.96	to	10.59	5,945,839	0.45	1.25	to	1.75	9.95	to	9.40
Pioneer High Yield Class A Shares
12/31/2016	159,598	17.77	to	16.71	2,739,101	5.14	1.25	to	1.75	12.72	to	12.16
12/31/2015	183,824	15.76	to	14.90	2,807,313	4.80	1.25	to	1.75	(6.07)	to	(6.54)
12/31/2014	202,732	16.78	to	15.94	3,307,152	4.33	1.25	to	1.75	(1.42)	to	(1.91)
12/31/2013	219,552	17.02	to	16.25	3,642,219	4.80	1.25	to	1.75	10.91	to	10.36
12/31/2012	231,570	15.34	to	14.73	3,477,496	5.22	1.25	to	1.75	13.59	to	13.02
Pioneer Real Estate Shares Class A Shares
12/31/2016	186,109	17.50	to	16.74	3,178,753	3.09	1.25	to	1.75	4.79	to	4.27
12/31/2015	182,849	16.70	to	16.06	2,991,472	1.89	1.25	to	1.75	2.97	to	2.46
12/31/2014	210,356	16.22	to	15.67	3,350,691	2.14	1.25	to	1.75	28.02	to	27.38
12/31/2013	197,586	12.67	to	12.30	2,461,948	1.92	1.25	to	1.75	(0.12)	to	(0.62)
12/31/2012	171,565	12.68	to	12.38	2,147,472	1.87	1.25	to	1.75	14.30	to	13.73
Pioneer Select Mid Cap Growth Class A Shares
12/31/2016	14,620	21.32	to	20.55	304,792	—	1.25	to	1.75	2.20	to	1.69
12/31/2015	20,553	20.86	to	20.21	420,804	—	1.25	to	1.75	0.12	to	(0.38)
12/31/2014	18,897	20.84	to	20.28	387,219	—	1.25	to	1.75	7.69	to	7.15
12/31/2013	21,501	19.35	to	18.93	410,403	—	1.25	to	1.75	42.59	to	41.88
12/31/2012	22,210	13.57	to	13.34	298,517	—	1.25	to	1.75	5.29	to	4.76
Putnam Fund for Growth and Income Class A Shares
12/31/2016	27,532	23.71	to	23.71	652,719	1.75	1.30	to	1.30	13.39	to	13.39
12/31/2015	32,180	20.91	to	20.91	672,852	1.44	1.30	to	1.30	(8.83)	to	(8.83)
12/31/2014	28,896	22.93	to	22.93	662,684	1.40	1.30	to	1.30	9.17	to	9.17
12/31/2013	37,466	21.01	to	21.01	786,999	1.26	1.30	to	1.30	33.63	to	33.63
12/31/2012	30,381	15.72	to	15.72	477,598	1.48	1.30	to	1.30	17.34	to	17.34
Putnam Growth Opportunities Class A Shares
12/31/2016(1)	150,321	10.08	to	10.08	1,515,046	0.01	1.30	to	1.30	—	to	—
Putnam International Equity Class A Shares
12/31/2016	523,222	18.77	to	18.77	9,820,632	3.22	1.30	to	1.30	(3.96)	to	(3.96)
12/31/2015	81,709	19.54	to	19.54	1,596,849	2.37	1.30	to	1.30	(1.17)	to	(1.17)
12/31/2014	90,295	19.77	to	19.77	1,785,498	0.76	1.30	to	1.30	(8.03)	to	(8.03)
12/31/2013	127,474	21.50	to	21.50	2,740,709	0.74	1.30	to	1.30	26.29	to	26.29
12/31/2012	140,113	17.02	to	17.02	2,385,356	1.01	1.30	to	1.30	20.16	to	20.16

50

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Ready Assets Government Liquidity
12/31/2016	749,489	$9.95	to	$9.36	$7,286,341	—%	1.25%	to	1.75%	(1.24)%	to	(1.73)%
12/31/2015	751,358	10.07	to	9.52	7,406,678	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2014	789,744	10.20	to	9.69	7,900,404	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2013	1,033,821	10.33	to	9.86	10,489,901	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2012	1,230,263	10.46	to	10.04	12,643,589	—	1.25	to	1.75	(1.24)	to	(1.74)
TA Dividend Focused Class A Shares
12/31/2016	5,905,128	12.38	to	12.20	72,638,471	2.32	1.25	to	1.75	13.20	to	12.64
12/31/2015	3,736,163	10.93	to	10.83	40,684,045	1.76	1.25	to	1.75	(4.15)	to	(4.63)
12/31/2014(1)	5,701,330	11.41	to	11.35	64,897,571	1.32	1.25	to	1.75	—	to	—
TA Flexible Income Class A Shares
12/31/2016	769,628	1.38	to	1.33	1,042,767	3.67	1.25	to	1.75	4.40	to	3.88
12/31/2015	727,395	1.32	to	1.28	946,596	3.26	1.25	to	1.75	(1.96)	to	(2.45)
12/31/2014	833,638	1.34	to	1.31	1,107,902	2.82	1.25	to	1.75	2.45	to	1.94
12/31/2013	755,280	1.31	to	1.29	982,034	4.33	1.25	to	1.75	2.40	to	1.89
12/31/2012	624,851	1.28	to	1.26	795,030	4.86	1.25	to	1.75	10.79	to	10.23
TA Multi-Cap Growth Class A Shares
12/31/2016	104,209	12.47	to	11.93	1,268,762	—	1.25	to	1.75	(12.43)	to	(12.86)
12/31/2015	890,591	14.24	to	13.69	12,432,386	—	1.25	to	1.75	(6.97)	to	(7.43)
12/31/2014	2,045,976	15.31	to	14.79	30,780,518	—	1.25	to	1.75	(2.11)	to	(2.60)
12/31/2013	2,197,409	15.64	to	15.19	33,855,466	—	1.25	to	1.75	36.35	to	35.67
12/31/2012	2,782,412	11.47	to	11.20	31,527,569	0.28	1.25	to	1.75	7.26	to	6.73
TA Small/Mid Cap Value Class A Shares
12/31/2016	2,233,538	19.65	to	18.81	42,937,495	0.83	1.25	to	1.75	19.25	to	18.65
12/31/2015	2,586,053	16.48	to	15.85	41,789,249	0.10	1.25	to	1.75	(4.40)	to	(4.87)
12/31/2014	2,945,959	17.24	to	16.66	49,923,505	0.11	1.25	to	1.75	3.25	to	2.73
12/31/2013	3,249,829	16.70	to	16.22	53,470,300	0.49	1.25	to	1.75	34.27	to	33.60
12/31/2012	941,210	12.44	to	12.14	11,567,340	0.44	1.25	to	1.75	14.26	to	13.69
TA US Growth Class A Shares
12/31/2016	2,700,309	15.18	to	14.81	40,481,247	0.07	1.25	to	1.75	1.10	to	0.60
12/31/2015	2,957,241	15.01	to	14.72	43,957,696	—	1.25	to	1.75	5.02	to	4.50
12/31/2014	3,724,421	14.29	to	14.09	52,848,687	0.11	1.25	to	1.75	9.17	to	8.62
12/31/2013	4,286,258	13.09	to	12.97	55,852,765	0.84	1.25	to	1.75	30.26	to	29.62
12/31/2012(1)	7,459,957	10.05	to	10.01	74,813,386	—	1.25	to	1.75	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

51

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

52

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TALIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

53

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TALIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TALIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TALIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

54